UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2019
CTIVP® – Loomis Sayles Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

CTIVP® – Loomis Sayles Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
CTIVP® – Loomis Sayles Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	21.93	14.95	14.52	14.59
Class 2	05/07/10	21.79	14.64	14.26	14.31
Russell 1000 Growth Index		21.49	11.56	13.39	15.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Visa, Inc., Class A	7.0
Amazon.com, Inc.	6.9
Facebook, Inc., Class A	6.1
Oracle Corp.	5.3
Alibaba Group Holding Ltd., ADR	5.2
Autodesk, Inc.	4.3
Microsoft Corp.	3.8
Monster Beverage Corp.	3.5
Starbucks Corp.	3.5
QUALCOMM, Inc.	3.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	11.3
Consumer Discretionary	18.9
Consumer Staples	13.7
Energy	1.6
Financials	5.3
Health Care	14.0
Industrials	5.4
Information Technology	29.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,219.30	1,021.09	3.81	3.47	0.70
Class 2	1,000.00	1,000.00	1,217.90	1,019.86	5.17	4.71	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 11.2%
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	56,166	60,816,545
Alphabet, Inc., Class C(a)	56,307	60,862,799
Facebook, Inc., Class A(a)	746,694	144,111,942
Total		265,791,286
Total Communication Services		265,791,286
Consumer Discretionary 18.7%
Hotels, Restaurants & Leisure 6.8%
Starbucks Corp.	974,350	81,679,761
Yum China Holdings, Inc.	712,332	32,909,738
Yum! Brands, Inc.	423,238	46,839,749
Total		161,429,248
Internet & Direct Marketing Retail 11.9%
Alibaba Group Holding Ltd., ADR(a)	725,288	122,900,052
Amazon.com, Inc.(a)	85,261	161,452,787
Total		284,352,839
Total Consumer Discretionary		445,782,087
Consumer Staples 13.6%
Beverages 5.9%
Coca-Cola Co. (The)	1,152,259	58,673,028
Monster Beverage Corp.(a)	1,293,779	82,581,914
Total		141,254,942
Food Products 2.8%
Danone SA, ADR	3,907,913	66,200,046
Household Products 4.9%
Colgate-Palmolive Co.	631,535	45,262,114
Procter & Gamble Co. (The)	638,676	70,030,823
Total		115,292,937
Total Consumer Staples		322,747,925
Energy 1.5%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	916,191	36,409,430
Total Energy		36,409,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.3%
Capital Markets 4.1%
Factset Research Systems, Inc.	160,732	46,059,362
SEI Investments Co.	900,057	50,493,198
Total		96,552,560
Consumer Finance 1.2%
American Express Co.	234,528	28,950,136
Total Financials		125,502,696
Health Care 13.8%
Biotechnology 4.1%
Amgen, Inc.	199,156	36,700,468
Regeneron Pharmaceuticals, Inc.(a)	192,550	60,268,150
Total		96,968,618
Health Care Equipment & Supplies 2.0%
Alcon, Inc.(a)	84,651	5,252,594
Varian Medical Systems, Inc.(a)	314,412	42,800,906
Total		48,053,500
Health Care Technology 2.2%
Cerner Corp.	732,260	53,674,658
Pharmaceuticals 5.5%
Merck & Co., Inc.	341,245	28,613,393
Novartis AG, ADR	423,254	38,647,323
Novo Nordisk A/S, ADR	1,238,816	63,229,169
Total		130,489,885
Total Health Care		329,186,661
Industrials 5.4%
Air Freight & Logistics 2.8%
Expeditors International of Washington, Inc.	867,823	65,833,053
Machinery 2.6%
Deere & Co.	373,024	61,813,807
Total Industrials		127,646,860
Information Technology 29.4%
Communications Equipment 3.0%
Cisco Systems, Inc.	1,328,116	72,687,789
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.9%
Automatic Data Processing, Inc.	144,463	23,884,068
Visa, Inc., Class A	943,857	163,806,382
Total		187,690,450
Semiconductors & Semiconductor Equipment 5.3%
NVIDIA Corp.	320,858	52,694,509
QUALCOMM, Inc.	978,224	74,413,500
Total		127,108,009
Software 13.2%
Autodesk, Inc.(a)	618,871	100,814,086
Microsoft Corp.	660,503	88,480,982
Oracle Corp.	2,177,034	124,025,627
Total		313,320,695
Total Information Technology		700,806,943
Total Common Stocks (Cost $1,476,654,098)		2,353,873,888

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	29,908,918	29,905,927
Total Money Market Funds (Cost $29,907,594)		29,905,927
Total Investments in Securities (Cost: $1,506,561,692)		2,383,779,815
Other Assets & Liabilities, Net		(3,230,282)
Net Assets		2,380,549,533

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	48,043,577	48,274,671	(66,409,330)	29,908,918	—	(1,667)	296,369	29,905,927
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	265,791,286	—	—	—	265,791,286
Consumer Discretionary	445,782,087	—	—	—	445,782,087
Consumer Staples	256,547,879	66,200,046	—	—	322,747,925
Energy	36,409,430	—	—	—	36,409,430
Financials	125,502,696	—	—	—	125,502,696
Health Care	329,186,661	—	—	—	329,186,661
Industrials	127,646,860	—	—	—	127,646,860
Information Technology	700,806,943	—	—	—	700,806,943
Total Common Stocks	2,287,673,842	66,200,046	—	—	2,353,873,888
Money Market Funds	—	—	—	29,905,927	29,905,927
Total Investments in Securities	2,287,673,842	66,200,046	—	29,905,927	2,383,779,815
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	55,524,197	55,524,197	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,476,654,098)	$2,353,873,888
Affiliated issuers (cost $29,907,594)	29,905,927
Receivable for:
Capital shares sold	75,143
Dividends	1,696,986
Foreign tax reclaims	116,401
Prepaid expenses	1
Total assets	2,385,668,346
Liabilities
Payable for:
Investments purchased	1,968,869
Capital shares purchased	1,669,968
Management services fees	1,174,770
Distribution and/or service fees	9,777
Service fees	40,304
Compensation of board members	185,371
Compensation of chief compliance officer	246
Other expenses	69,508
Total liabilities	5,118,813
Net assets applicable to outstanding capital stock	$2,380,549,533
Represented by
Trust capital	$2,380,549,533
Total - representing net assets applicable to outstanding capital stock	$2,380,549,533
Class 1
Net assets	$2,328,202,935
Shares outstanding	66,997,334
Net asset value per share	$34.75
Class 2
Net assets	$52,346,598
Shares outstanding	1,540,459
Net asset value per share	$33.98
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,762,463
Dividends — affiliated issuers	296,369
Foreign taxes withheld	(1,081,353)
Total income	14,977,479
Expenses:
Management services fees	7,304,426
Distribution and/or service fees
Class 2	61,309
Service fees	123,182
Compensation of board members	21,742
Custodian fees	7,397
Printing and postage fees	38,673
Audit fees	14,500
Legal fees	16,335
Compensation of chief compliance officer	228
Other	121,680
Total expenses	7,709,472
Net investment income	7,268,007
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,979,045
Net realized gain	6,979,045
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	417,391,489
Investments — affiliated issuers	(1,667)
Net change in unrealized appreciation (depreciation)	417,389,822
Net realized and unrealized gain	424,368,867
Net increase in net assets resulting from operations	$431,636,874
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$7,268,007	$11,905,038
Net realized gain	6,979,045	83,380,562
Net change in unrealized appreciation (depreciation)	417,389,822	(142,221,414)
Net increase (decrease) in net assets resulting from operations	431,636,874	(46,935,814)
Decrease in net assets from capital stock activity	(25,804,946)	(13,196,425)
Total increase (decrease) in net assets	405,831,928	(60,132,239)
Net assets at beginning of period	1,974,717,605	2,034,849,844
Net assets at end of period	$2,380,549,533	$1,974,717,605

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,076,440	34,697,390	2,734,629	82,914,436
Redemptions	(1,788,292)	(58,273,632)	(3,158,188)	(97,231,562)
Net decrease	(711,852)	(23,576,242)	(423,559)	(14,317,126)
Class 2
Subscriptions	81,439	2,613,480	393,347	11,819,679
Redemptions	(151,378)	(4,842,184)	(356,357)	(10,698,978)
Net increase (decrease)	(69,939)	(2,228,704)	36,990	1,120,701
Total net decrease	(781,791)	(25,804,946)	(386,569)	(13,196,425)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

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CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$28.50	0.11	6.14	6.25
Year Ended 12/31/2018	$29.20	0.17	(0.87)	(0.70)
Year Ended 12/31/2017	$21.95	0.10	7.15	7.25
Year Ended 12/31/2016	$20.75	0.15	1.05	1.20
Year Ended 12/31/2015	$18.76	0.12	1.87	1.99
Year Ended 12/31/2014	$16.66	0.10	2.00	2.10
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$27.90	0.07	6.01	6.08
Year Ended 12/31/2018	$28.66	0.10	(0.86)	(0.76)
Year Ended 12/31/2017	$21.60	0.03	7.03	7.06
Year Ended 12/31/2016	$20.46	0.09	1.05	1.14
Year Ended 12/31/2015	$18.55	0.07	1.84	1.91
Year Ended 12/31/2014	$16.51	0.06	1.98	2.04

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$34.75	21.93%	0.70% (c)	0.70% (c)	0.67% (c)	2%	$2,328,203
Year Ended 12/31/2018	$28.50	(2.40%)	0.70%	0.70%	0.57%	8%	$1,929,781
Year Ended 12/31/2017	$29.20	33.03%	0.72%	0.72%	0.39%	5%	$1,989,749
Year Ended 12/31/2016	$21.95	5.78%	0.73%	0.73%	0.72%	19%	$2,398,329
Year Ended 12/31/2015	$20.75	10.61%	0.75%	0.75%	0.60%	14%	$2,206,011
Year Ended 12/31/2014	$18.76	12.61%	0.77%	0.77%	0.58%	103%	$1,285,907
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$33.98	21.79%	0.95% (c)	0.95% (c)	0.42% (c)	2%	$52,347
Year Ended 12/31/2018	$27.90	(2.65%)	0.95%	0.95%	0.32%	8%	$44,937
Year Ended 12/31/2017	$28.66	32.68%	0.97%	0.97%	0.10%	5%	$45,101
Year Ended 12/31/2016	$21.60	5.57%	0.98%	0.98%	0.41%	19%	$34,617
Year Ended 12/31/2015	$20.46	10.30%	1.00%	1.00%	0.38%	14%	$6,399
Year Ended 12/31/2014	$18.55	12.36%	1.02%	1.02%	0.33%	103%	$4,499
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
CTIVP® – Loomis Sayles Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.66% of the Fund’s average daily net assets.
Subadvisory Agreement
The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as the subadviser to the Fund. The Investment Manager compensates Loomis Sayles to manage the investment of the Fund’s assets.
18	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2020
Class 1	0.77%
Class 2	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $50,074,930 and $48,172,724, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
20	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 96.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	21

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - Loomis Sayles Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Loomis, Sayles & Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
22	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Approval of Management and Subadvisory
Agreements  (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	23

Approval of Management and Subadvisory
Agreements  (continued)
primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.
The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
24	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2019	25

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[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – Loomis Sayles Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-2011 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	1.07	1.99	0.60	0.31
Class 2*	05/03/10	0.95	1.75	0.48	0.25
Class 3	10/13/81	1.01	1.87	0.54	0.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Repurchase Agreements	10.5
U.S. Government & Agency Obligations	83.6
U.S. Treasury Obligations	5.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,010.70	1,022.90	1.63	1.64	0.33
Class 2	1,000.00	1,000.00	1,009.50	1,021.68	2.86	2.88	0.58
Class 3	1,000.00	1,000.00	1,010.10	1,022.26	2.27	2.28	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2020 unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.40% for Class 1, 0.65% for Class 2 and 0.525% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2019. If this change had been in place for the entire six month period ended June 30, 2019, the actual expenses paid would have been $1.97 for Class 1, $3.20 for Class 2 and $2.61 for Class 3; and the hypothetical expenses paid would have been $1.98 for Class 1, $3.22 for Class 2 and $2.63 for Class 3.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 10.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party Royal Bank of Canada
dated 06/28/2019, matures 07/01/2019,
repurchase price $20,004,117 (collateralized by U.S. Treasury Securities, Total Market Value $20,400,053)
	2.470%	20,000,000	20,000,000
Tri-party TD Securities (USA) LLC
dated 06/28/2019, matures 07/01/2019,
repurchase price $20,004,150 (collateralized by U.S. Treasury Securities, Total Market Value $20,400,049)
	2.490%	20,000,000	20,000,000
Total Repurchase Agreements (Cost $40,000,000)			40,000,000

U.S. Government & Agency Obligations 82.6%

Federal Agricultural Mortgage Corp.
07/29/2019	2.510%	6,000,000	6,000,000
Federal Agricultural Mortgage Corp. Discount Notes
07/02/2019	1.620%	10,000,000	9,998,221
07/22/2019	2.150%	10,000,000	9,985,912
Federal Farm Credit Banks(a)
1-month USD LIBOR + 0.000% 05/26/2020	2.400%	7,750,000	7,744,476
SOFR + 0.080% 06/10/2021	2.500%	2,000,000	2,000,000
Federal Farm Credit Banks Discount Notes
07/02/2019	1.770%	6,000,000	5,998,835
07/05/2019	2.030%	20,000,000	19,992,233
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.040% 07/15/2019	2.350%	7,000,000	7,000,000
SOFR + 0.010% 12/20/2019	2.430%	2,000,000	2,000,000
SOFR + 0.035% 05/08/2020	2.460%	7,000,000	6,999,730
SOFR + 0.035% 06/19/2020	2.450%	3,000,000	3,000,000
Federal Home Loan Banks
05/28/2020	2.510%	4,000,000	4,000,000
Federal Home Loan Banks Discount Notes
07/01/2019	1.600%	19,000,000	18,997,499
07/03/2019	1.890%	12,000,000	11,996,887
07/05/2019	2.100%	8,333,000	8,329,653
07/08/2019	2.100%	12,000,000	11,993,100
07/09/2019	2.180%	8,000,000	7,994,756
07/10/2019	2.150%	5,000,000	4,996,463
07/16/2019	2.140%	12,000,000	11,987,363
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
07/17/2019	2.310%	5,000,000	4,994,000
07/19/2019	2.330%	12,000,000	11,983,967
07/22/2019	2.320%	13,000,000	12,980,191
07/23/2019	2.300%	8,000,000	7,987,413
07/25/2019	2.340%	13,000,000	12,977,561
08/02/2019	2.290%	3,000,000	2,993,412
08/07/2019	2.230%	12,000,000	11,970,685
08/09/2019	2.370%	12,000,000	11,967,405
08/16/2019	2.360%	12,000,000	11,962,160
08/23/2019	2.330%	8,000,000	7,971,461
Federal Home Loan Mortgage Corp.
04/02/2020	2.510%	4,000,000	4,000,000
04/22/2020	2.540%	7,000,000	7,000,000
05/29/2020	2.530%	6,000,000	6,000,000
06/04/2020	2.480%	4,000,000	4,000,562
06/04/2020	2.510%	4,000,000	4,000,000
Federal National Mortgage Association(a)
SOFR + 0.120% 07/30/2019	2.540%	5,000,000	5,000,000
Federal National Mortgage Association Discount Notes
07/08/2019	2.020%	10,929,000	10,922,962
08/01/2019	2.240%	8,000,000	7,983,353
09/04/2019	2.240%	12,000,000	11,950,197
Total U.S. Government & Agency Obligations (Cost $319,660,457)			319,660,457

U.S. Treasury Obligations 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.048% 10/31/2019	2.144%	7,500,000	7,500,419
3-month U.S. Treasury index + 0.045% 10/31/2020	2.141%	10,000,000	9,988,537
3-month U.S. Treasury index + 0.115% 01/31/2021	2.211%	5,000,000	4,997,799
Total U.S. Treasury Obligations (Cost $22,486,755)			22,486,755

Total Investments in Securities (Cost: $382,147,212)	382,147,212
Other Assets & Liabilities, Net	5,036,038
Net Assets	387,183,250
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	40,000,000	—	40,000,000
U.S. Government & Agency Obligations	—	319,660,457	—	319,660,457
U.S. Treasury Obligations	—	22,486,755	—	22,486,755
Total Investments in Securities	—	382,147,212	—	382,147,212
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $342,147,212)	$342,147,212
Repurchase agreements (cost $40,000,000)	40,000,000
Cash	5,336,371
Receivable for:
Capital shares sold	75,009
Interest	272,381
Expense reimbursement due from Investment Manager	25,816
Prepaid expenses	1
Trustees’ deferred compensation plan	7,661
Total assets	387,864,451
Liabilities
Payable for:
Capital shares purchased	382,916
Distributions to shareholders	19,972
Management services fees	115,995
Distribution and/or service fees	30,892
Service fees	7,524
Compensation of board members	66,726
Compensation of chief compliance officer	47
Other expenses	49,468
Trustees’ deferred compensation plan	7,661
Total liabilities	681,201
Net assets applicable to outstanding capital stock	$387,183,250
Represented by
Paid in capital	387,071,955
Total distributable earnings (loss)	111,295
Total - representing net assets applicable to outstanding capital stock	$387,183,250
Class 1
Net assets	$129,450,884
Shares outstanding	129,291,757
Net asset value per share	$1.00
Class 2
Net assets	$63,200,887
Shares outstanding	63,175,077
Net asset value per share	$1.00
Class 3
Net assets	$194,531,479
Shares outstanding	194,378,003
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Interest	$4,956,591
Total income	4,956,591
Expenses:
Management services fees	805,135
Distribution and/or service fees
Class 2	80,296
Class 3	123,031
Service fees	84,884
Compensation of board members	8,293
Custodian fees	5,199
Printing and postage fees	33,679
Audit fees	15,100
Legal fees	5,358
Compensation of chief compliance officer	52
Other	4,584
Total expenses	1,165,611
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(279,802)
Total net expenses	885,809
Net investment income	4,070,782
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	190,976
Net realized gain	190,976
Net realized and unrealized gain	190,976
Net increase in net assets resulting from operations	$4,261,758
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$4,070,782	$6,002,146
Net realized gain	190,976	159,764
Net increase in net assets resulting from operations	4,261,758	6,161,910
Distributions to shareholders
Net investment income and net realized gains
Class 1	(1,618,520)	(2,515,678)
Class 2	(611,310)	(584,839)
Class 3	(1,995,298)	(2,901,629)
Total distributions to shareholders	(4,225,128)	(6,002,146)
Increase (decrease) in net assets from capital stock activity	(191,292,177)	276,042,345
Total increase (decrease) in net assets	(191,255,547)	276,202,109
Net assets at beginning of period	578,438,797	302,236,688
Net assets at end of period	$387,183,250	$578,438,797

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	5,247,126	5,247,125	272,756,786	272,756,785
Distributions reinvested	1,635,122	1,635,122	2,465,137	2,465,137
Redemptions	(178,615,575)	(178,615,575)	(18,720,570)	(18,720,570)
Net increase (decrease)	(171,733,327)	(171,733,328)	256,501,353	256,501,352
Class 2
Subscriptions	8,073,173	8,073,173	56,858,572	56,858,573
Distributions reinvested	618,467	618,467	575,190	575,190
Redemptions	(12,836,419)	(12,836,419)	(22,969,380)	(22,969,380)
Net increase (decrease)	(4,144,779)	(4,144,779)	34,464,382	34,464,383
Class 3
Subscriptions	7,185,752	7,185,753	27,692,013	27,692,013
Distributions reinvested	2,019,223	2,019,223	2,872,104	2,872,104
Redemptions	(24,619,046)	(24,619,046)	(45,487,507)	(45,487,507)
Net decrease	(15,414,071)	(15,414,070)	(14,923,390)	(14,923,390)
Total net increase (decrease)	(191,292,177)	(191,292,177)	276,042,345	276,042,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00) (b)	(0.01)
Year Ended 12/31/2018	$1.00	0.02	0.00 (b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2017	$1.00	0.00 (b)	0.00	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00) (b)	(0.01)
Year Ended 12/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00 (b)	0.00	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.00) (b)	(0.01)
Year Ended 12/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00 (b)	0.00	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 12/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$1.00	1.07%	0.46% (c)	0.33% (c)	2.06% (c)	$129,451
Year Ended 12/31/2018	$1.00	1.51%	0.46%	0.32%	1.77%	$301,167
Year Ended 12/31/2017	$1.00	0.43%	0.50%	0.45%	0.42%	$44,578
Year Ended 12/31/2016	$1.00	0.01%	0.49%	0.36%	0.01%	$48,310
Year Ended 12/31/2015	$1.00	0.01%	0.49%	0.13%	0.01%	$149,749
Year Ended 12/31/2014	$1.00	0.01%	0.48%	0.09%	0.01%	$146,143
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$1.00	0.95%	0.72% (c)	0.58% (c)	1.82% (c)	$63,201
Year Ended 12/31/2018	$1.00	1.26%	0.72%	0.59%	1.36%	$67,341
Year Ended 12/31/2017	$1.00	0.18%	0.75%	0.70%	0.17%	$32,860
Year Ended 12/31/2016	$1.00	0.01%	0.74%	0.36%	0.01%	$35,914
Year Ended 12/31/2015	$1.00	0.01%	0.75%	0.13%	0.01%	$29,276
Year Ended 12/31/2014	$1.00	0.01%	0.73%	0.09%	0.01%	$22,843
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$1.00	1.01%	0.59% (c)	0.46% (c)	1.95% (c)	$194,531
Year Ended 12/31/2018	$1.00	1.38%	0.60%	0.48%	1.36%	$209,931
Year Ended 12/31/2017	$1.00	0.30%	0.62%	0.57%	0.29%	$224,799
Year Ended 12/31/2016	$1.00	0.01%	0.62%	0.36%	0.01%	$269,488
Year Ended 12/31/2015	$1.00	0.01%	0.62%	0.13%	0.01%	$266,420
Year Ended 12/31/2014	$1.00	0.01%	0.60%	0.09%	0.01%	$305,878
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	13

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	20,000,000	20,000,000	40,000,000
Total financial and derivative net assets	20,000,000	20,000,000	40,000,000
Total collateral received (pledged) (a)	20,000,000	20,000,000	40,000,000
Net amount (b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	15

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.40%	0.30%
Class 2	0.65	0.55
Class 3	0.525	0.425
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the cost of all investments for federal income tax purposes was approximately $382,147,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended June 30, 2019.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Money Market Fund Risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 92.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019	23

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly portfolio holdings
The Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q for periods ended prior to April 30, 2019. The Fund’s Form N-Q is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at sec.gov and can be obtained without a charge, upon request by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
24	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2019

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Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6638 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Overseas Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Overseas Core Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	14.27	-1.39	2.03	6.71
Class 2*	05/03/10	14.14	-1.63	1.78	6.44
Class 3	01/13/92	14.18	-1.51	1.91	6.59
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.90
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Royal Dutch Shell PLC, Class A (Netherlands)	4.0
Roche Holding AG, Genusschein Shares (Switzerland)	2.3
Sanofi (France)	2.2
Takeda Pharmaceutical Co., Ltd. (Japan)	2.2
DCC PLC (United Kingdom)	2.1
Cott Corp. (Canada)	2.0
Koninklijke Ahold Delhaize NV (Netherlands)	2.0
Nestlé SA, Registered Shares (Switzerland)	1.9
Capgemini SE (France)	1.9
ACS Actividades de Construccion y Servicios SA (Spain)	1.8
Percentages indicated are based upon total investments including options purchased and excluding Money Market Funds and all other investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	8.0
Consumer Discretionary	9.0
Consumer Staples	13.5
Energy	10.3
Financials	14.1
Health Care	15.2
Industrials	14.3
Information Technology	5.4
Materials	4.6
Real Estate	4.6
Utilities	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	1.5
Canada	6.0
China	1.5
Finland	2.4
France	7.6
Germany	3.7
Hong Kong	1.8
Ireland	0.2
Israel	2.0
Italy	1.3
Japan	24.4
Netherlands	11.7
Norway	2.4
Pakistan	0.5
Russian Federation	0.8
South Korea	2.9
Spain	3.6
Sweden	1.8
Switzerland	4.2
United Kingdom	13.1
United States(a)	6.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,142.70	1,020.16	4.68	4.41	0.89
Class 2	1,000.00	1,000.00	1,141.40	1,018.93	5.99	5.64	1.14
Class 3	1,000.00	1,000.00	1,141.80	1,019.57	5.30	5.00	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 1.5%
Ansell Ltd.	871,135	16,448,740
Canada 6.0%
Alimentation Couche-Tard, Inc., Class B	292,494	18,406,652
Cott Corp.	1,683,174	22,470,373
Stars Group, Inc. (The)(a)	719,648	12,282,183
Yamana Gold, Inc.	5,754,206	14,500,599
Total		67,659,807
China 1.5%
BeiGene Ltd., ADR(a)	13,706	1,698,859
Tencent Holdings Ltd.	348,400	15,761,413
Total		17,460,272
Finland 2.4%
Neste OYJ	296,355	10,075,317
UPM-Kymmene OYJ	629,364	16,745,516
Total		26,820,833
France 7.7%
BNP Paribas SA	257,746	12,218,527
Capgemini SE	165,299	20,552,147
DBV Technologies SA, ADR(a)	155,527	1,278,432
Eiffage SA	150,322	14,856,252
Sanofi	288,300	24,915,555
Total SA	223,828	12,555,361
Total		86,376,274
Germany 3.7%
Aroundtown SA	1,544,391	12,741,529
Bayer AG, Registered Shares	166,083	11,519,569
Covestro AG	224,193	11,413,573
Duerr AG	190,777	6,517,789
Total		42,192,460
Hong Kong 1.8%
Link REIT (The)	588,000	7,235,583
WH Group Ltd.	13,276,500	13,467,589
Total		20,703,172
Ireland 0.2%
Amarin Corp. PLC, ADR(a)	97,024	1,881,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 2.0%
Bank Hapoalim BM(a)	2,181,453	16,199,961
Bezeq Israeli Telecommunication Corp., Ltd.	7,782,124	5,894,381
Total		22,094,342
Italy 1.3%
Recordati SpA	353,955	14,752,951
Japan 24.5%
Amano Corp.	649,200	17,966,665
BayCurrent Consulting, Inc.	376,000	14,537,142
CYBERDYNE, Inc.(a)	244,100	1,424,386
Invincible Investment Corp.	27,362	14,172,905
ITOCHU Corp.	998,900	19,135,955
Kinden Corp.	500,000	7,674,285
Koito Manufacturing Co., Ltd.	236,900	12,678,058
Matsumotokiyoshi Holdings Co., Ltd.	599,500	17,609,035
Meitec Corp.	131,400	6,761,582
Mitsubishi UFJ Financial Group, Inc.	2,614,200	12,451,369
Nihon M&A Center, Inc.	819,500	19,740,102
Nippon Telegraph & Telephone Corp.	408,900	19,050,530
ORIX Corp.	1,158,100	17,307,681
Round One Corp.	588,000	7,476,385
Shionogi & Co., Ltd.	249,800	14,434,154
Ship Healthcare Holdings, Inc.	142,500	6,164,675
Sony Corp.	349,800	18,381,981
Subaru Corp.	509,200	12,397,574
Takeda Pharmaceutical Co., Ltd.	696,185	24,765,274
Takuma Co., Ltd.	465,000	5,788,389
ValueCommerce Co., Ltd.	268,000	6,165,854
Total		276,083,981
Netherlands 11.7%
ABN AMRO Bank NV	761,277	16,289,425
ASR Nederland NV	432,508	17,573,399
ING Groep NV	1,185,501	13,732,541
Koninklijke Ahold Delhaize NV	978,859	21,975,089
Royal Dutch Shell PLC, Class A	1,350,472	43,975,724
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Signify NV	609,605	18,022,731
Total		131,568,909
Norway 2.4%
BW LPG Ltd.(a)	2,160,515	10,555,139
SalMar ASA	371,870	16,188,522
Total		26,743,661
Pakistan 0.5%
Lucky Cement Ltd.	1,130,200	2,691,751
Oil & Gas Development Co., Ltd.	2,988,500	2,462,874
Total		5,154,625
Russian Federation 0.8%
Sberbank of Russia PJSC, ADR	588,982	9,073,890
South Korea 2.9%
Hyundai Home Shopping Network Corp.	103,547	9,505,895
Samsung Electronics Co., Ltd.	348,969	14,210,137
Youngone Corp.	291,976	9,432,040
Total		33,148,072
Spain 3.6%
ACS Actividades de Construccion y Servicios SA	511,232	20,453,889
Endesa SA	443,021	11,394,753
Tecnicas Reunidas SA	356,591	9,154,153
Total		41,002,795
Sweden 1.8%
Granges AB	425,331	4,871,576
Hemfosa Fastigheter AB	1,676,634	15,856,110
Total		20,727,686
Switzerland 4.1%
Nestlé SA, Registered Shares	202,233	20,935,614
Roche Holding AG, Genusschein Shares	92,216	25,930,020
Total		46,865,634
United Kingdom 13.1%
BP PLC	2,269,172	15,808,786
British American Tobacco PLC	497,537	17,371,967
BT Group PLC	4,569,492	11,425,248
Crest Nicholson Holdings PLC	1,425,741	6,477,532
DCC PLC	257,931	23,010,389
Greene King PLC	1,343,109	10,534,661
Common Stocks (continued)
Issuer	Shares	Value ($)
GW Pharmaceuticals PLC, ADR(a),(b)	15,332	2,643,083
John Wood Group PLC	1,483,878	8,544,128
Just Group PLC(a)	9,155,155	6,556,265
Legal & General Group PLC	4,885,772	16,738,720
TP ICAP PLC	4,476,017	17,049,846
WPP PLC	925,995	11,664,255
Total		147,824,880
United States 3.8%
ACADIA Pharmaceuticals, Inc.(a),(b)	121,880	3,257,852
Aerie Pharmaceuticals, Inc.(a)	57,443	1,697,441
Alexion Pharmaceuticals, Inc.(a)	39,144	5,127,081
Broadcom, Inc.	23,879	6,873,809
Insmed, Inc.(a)	57,325	1,467,520
Liberty Global PLC, Class C(a)	658,835	17,478,893
Puma Biotechnology, Inc.(a)	51,912	659,801
Quotient Ltd.(a)	453,142	4,236,878
Sage Therapeutics, Inc.(a)	11,533	2,111,577
Total		42,910,852
Total Common Stocks (Cost $1,190,206,958)		1,097,495,131

Exchange-Traded Funds 1.1%
	Shares	Value ($)
United States 1.1%
iShares MSCI EAFE ETF	184,532	12,129,288
Total Exchange-Traded Funds (Cost $12,289,241)		12,129,288

Options Purchased Calls 0.1%
Value ($)
(Cost $781,237)	641,250

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(d)	19,221,952	19,220,030
Total Money Market Funds (Cost $19,220,030)		19,220,030
Total Investments in Securities (Cost $1,222,497,466)		1,129,485,699
Other Assets & Liabilities, Net		(2,051,922)
Net Assets		$1,127,433,777

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
At June 30, 2019, securities and/or cash totaling $510,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
40,609,000 CAD	30,288,136 USD	State Street	07/31/2019	—	(743,743)
10,217,000 GBP	12,996,668 USD	State Street	07/31/2019	2,037	—
54,575,000 ILS	15,192,555 USD	State Street	07/31/2019	—	(127,837)
2,204,564,000 JPY	20,420,476 USD	State Street	07/31/2019	—	(74,630)
30,640,753,000 KRW	25,961,899 USD	State Street	07/31/2019	—	(539,441)
47,419,000 NOK	5,590,950 USD	State Street	07/31/2019	26,539	—
38,308,000 NOK	4,427,035 USD	State Street	07/31/2019	—	(68,240)
49,790,646 USD	71,347,000 AUD	State Street	07/31/2019	351,636	—
11,890,951 USD	11,767,000 CHF	State Street	07/31/2019	197,169	—
8,654,456 USD	57,306,000 DKK	State Street	07/31/2019	98,832	—
7,044,512 USD	6,246,000 EUR	State Street	07/31/2019	75,442	—
559,082 USD	490,000 EUR	State Street	07/31/2019	—	(520)
5,308,084 USD	49,934,000 SEK	State Street	07/31/2019	81,453	—
14,088,458 USD	19,236,000 SGD	State Street	07/31/2019	136,866	—
Total				969,974	(1,554,411)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE SPX Volatility Index	JPMorgan	USD	5,412,556	3,533	16.00	07/17/2019	564,564	476,955
CBOE SPX Volatility Index	Deutsche Bank	USD	1,864,444	1,217	16.00	07/17/2019	216,673	164,295
Total							781,237	641,250
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	7,706,653	151,002,206	(139,486,907)	19,221,952	(30)	—	88,699	19,220,030
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Currency Legend  (continued)
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,448,740	—	—	16,448,740
Canada	67,659,807	—	—	—	67,659,807
China	1,698,859	15,761,413	—	—	17,460,272
Finland	—	26,820,833	—	—	26,820,833
France	1,278,432	85,097,842	—	—	86,376,274
Germany	—	42,192,460	—	—	42,192,460
Hong Kong	—	20,703,172	—	—	20,703,172
Ireland	1,881,295	—	—	—	1,881,295
Israel	—	22,094,342	—	—	22,094,342
Italy	—	14,752,951	—	—	14,752,951
Japan	—	276,083,981	—	—	276,083,981
Netherlands	—	131,568,909	—	—	131,568,909
Norway	—	26,743,661	—	—	26,743,661
Pakistan	—	5,154,625	—	—	5,154,625
Russian Federation	—	9,073,890	—	—	9,073,890
South Korea	—	33,148,072	—	—	33,148,072
Spain	—	41,002,795	—	—	41,002,795
Sweden	—	20,727,686	—	—	20,727,686
Switzerland	—	46,865,634	—	—	46,865,634
United Kingdom	2,643,083	145,181,797	—	—	147,824,880
United States	42,910,852	—	—	—	42,910,852
Total Common Stocks	118,072,328	979,422,803	—	—	1,097,495,131
Exchange-Traded Funds	12,129,288	—	—	—	12,129,288
Options Purchased Calls	641,250	—	—	—	641,250
Money Market Funds	—	—	—	19,220,030	19,220,030
Total Investments in Securities	130,842,866	979,422,803	—	19,220,030	1,129,485,699
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	969,974	—	—	969,974
Liability
Forward Foreign Currency Exchange Contracts	—	(1,554,411)	—	—	(1,554,411)
Total	130,842,866	978,838,366	—	19,220,030	1,128,901,262
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,202,496,199)	$1,109,624,419
Affiliated issuers (cost $19,220,030)	19,220,030
Options purchased (cost $781,237)	641,250
Cash	18,852
Cash collateral held at broker for:
Forward foreign currency exchange contracts	510,000
Unrealized appreciation on forward foreign currency exchange contracts	969,974
Receivable for:
Investments sold	1,918,058
Capital shares sold	34,359
Dividends	2,869,305
Foreign tax reclaims	2,149,952
Total assets	1,137,956,199
Liabilities
Foreign currency (cost $36,125)	39,976
Unrealized depreciation on forward foreign currency exchange contracts	1,554,411
Payable for:
Investments purchased	7,278,583
Capital shares purchased	626,653
Management services fees	703,745
Distribution and/or service fees	33,401
Service fees	25,052
Compensation of board members	131,002
Compensation of chief compliance officer	126
Other expenses	129,473
Total liabilities	10,522,422
Net assets applicable to outstanding capital stock	$1,127,433,777
Represented by
Paid in capital	1,205,160,369
Total distributable earnings (loss)	(77,726,592)
Total - representing net assets applicable to outstanding capital stock	$1,127,433,777
Class 1
Net assets	$827,529,225
Shares outstanding	67,396,361
Net asset value per share	$12.28
Class 2
Net assets	$56,277,383
Shares outstanding	4,610,849
Net asset value per share	$12.21
Class 3
Net assets	$243,627,169
Shares outstanding	19,876,496
Net asset value per share	$12.26
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,082,471
Dividends — affiliated issuers	88,699
Foreign taxes withheld	(2,495,147)
Total income	21,676,023
Expenses:
Management services fees	4,460,216
Distribution and/or service fees
Class 2	68,124
Class 3	150,442
Service fees	112,186
Compensation of board members	13,722
Custodian fees	88,290
Printing and postage fees	35,222
Audit fees	28,007
Legal fees	10,036
Compensation of chief compliance officer	114
Other	12,212
Total expenses	4,978,571
Net investment income	16,697,452
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,853,078
Investments — affiliated issuers	(30)
Foreign currency translations	16,561
Forward foreign currency exchange contracts	(2,502,892)
Options purchased	(580,746)
Options contracts written	534,956
Net realized gain	11,320,927
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	110,927,318
Foreign currency translations	5,407
Forward foreign currency exchange contracts	94,719
Options purchased	(139,987)
Net change in unrealized appreciation (depreciation)	110,887,457
Net realized and unrealized gain	122,208,384
Net increase in net assets resulting from operations	$138,905,836
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$16,697,452	$21,952,848
Net realized gain	11,320,927	189,926,613
Net change in unrealized appreciation (depreciation)	110,887,457	(409,332,467)
Net increase (decrease) in net assets resulting from operations	138,905,836	(197,453,006)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(129,477,008)	(21,103,231)
Class 2	(8,767,565)	(1,584,409)
Class 3	(38,146,988)	(7,664,591)
Total distributions to shareholders	(176,391,561)	(30,352,231)
Increase in net assets from capital stock activity	178,376,611	42,374,413
Total increase (decrease) in net assets	140,890,886	(185,430,824)
Net assets at beginning of period	986,542,891	1,171,973,715
Net assets at end of period	$1,127,433,777	$986,542,891

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,599,337	37,988,302	5,811,452	86,792,495
Distributions reinvested	10,537,167	129,477,008	1,404,029	21,103,231
Redemptions	(1,184,880)	(16,650,488)	(2,213,972)	(32,991,670)
Net increase	11,951,624	150,814,822	5,001,509	74,904,056
Class 2
Subscriptions	106,658	1,483,980	328,681	4,869,227
Distributions reinvested	718,116	8,767,565	105,958	1,584,409
Redemptions	(261,961)	(3,694,190)	(682,247)	(10,189,601)
Net increase (decrease)	562,813	6,557,355	(247,608)	(3,735,965)
Class 3
Subscriptions	6,409	91,658	17,816	269,941
Distributions reinvested	3,109,806	38,146,988	510,670	7,664,591
Redemptions	(1,228,131)	(17,234,212)	(2,476,754)	(36,728,210)
Net increase (decrease)	1,888,084	21,004,434	(1,948,268)	(28,793,678)
Total net increase	14,402,521	178,376,611	2,805,633	42,374,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$12.74	0.22	1.58	1.80	(0.21)	(2.05)	(2.26)
Year Ended 12/31/2018	$15.71	0.29	(2.84)	(2.55)	(0.42)	—	(0.42)
Year Ended 12/31/2017	$12.58	0.19	3.23	3.42	(0.29)	—	(0.29)
Year Ended 12/31/2016	$13.60	0.22	(1.04)	(0.82)	(0.20)	—	(0.20)
Year Ended 12/31/2015	$13.06	0.13	0.55	0.68	(0.14)	—	(0.14)
Year Ended 12/31/2014	$14.53	0.21	(1.43)	(1.22)	(0.25)	—	(0.25)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$12.67	0.20	1.58	1.78	(0.19)	(2.05)	(2.24)
Year Ended 12/31/2018	$15.62	0.26	(2.83)	(2.57)	(0.38)	—	(0.38)
Year Ended 12/31/2017	$12.52	0.16	3.20	3.36	(0.26)	—	(0.26)
Year Ended 12/31/2016	$13.55	0.22	(1.07)	(0.85)	(0.18)	—	(0.18)
Year Ended 12/31/2015	$13.02	0.08	0.56	0.64	(0.11)	—	(0.11)
Year Ended 12/31/2014	$14.50	0.17	(1.42)	(1.25)	(0.23)	—	(0.23)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$12.72	0.21	1.58	1.79	(0.20)	(2.05)	(2.25)
Year Ended 12/31/2018	$15.68	0.28	(2.84)	(2.56)	(0.40)	—	(0.40)
Year Ended 12/31/2017	$12.56	0.18	3.22	3.40	(0.28)	—	(0.28)
Year Ended 12/31/2016	$13.58	0.21	(1.04)	(0.83)	(0.19)	—	(0.19)
Year Ended 12/31/2015	$13.05	0.11	0.55	0.66	(0.13)	—	(0.13)
Year Ended 12/31/2014	$14.52	0.19	(1.42)	(1.23)	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$12.28	14.27%	0.89% (c)	0.89% (c)	3.18% (c)	35%	$827,529
Year Ended 12/31/2018	$12.74	(16.63%)	0.89% (d)	0.89% (d)	1.96%	113%	$706,469
Year Ended 12/31/2017	$15.71	27.52%	0.91%	0.90%	1.38%	41%	$792,289
Year Ended 12/31/2016	$12.58	(6.00%)	0.93% (e)	0.89% (e)	1.76%	57%	$604,967
Year Ended 12/31/2015	$13.60	5.20%	1.01%	0.93%	0.91%	57%	$11,981
Year Ended 12/31/2014	$13.06	(8.47%)	0.98%	0.98%	1.51%	53%	$13,471
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$12.21	14.14%	1.14% (c)	1.14% (c)	2.87% (c)	35%	$56,277
Year Ended 12/31/2018	$12.67	(16.81%)	1.14% (d)	1.14% (d)	1.75%	113%	$51,287
Year Ended 12/31/2017	$15.62	27.18%	1.16%	1.15%	1.13%	41%	$67,097
Year Ended 12/31/2016	$12.52	(6.27%)	1.17% (e)	1.14% (e)	1.77%	57%	$57,342
Year Ended 12/31/2015	$13.55	4.94%	1.28%	1.18%	0.61%	57%	$16,240
Year Ended 12/31/2014	$13.02	(8.72%)	1.24%	1.23%	1.23%	53%	$7,797
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$12.26	14.18%	1.01% (c)	1.01% (c)	2.99% (c)	35%	$243,627
Year Ended 12/31/2018	$12.72	(16.70%)	1.02% (d)	1.02% (d)	1.88%	113%	$228,786
Year Ended 12/31/2017	$15.68	27.37%	1.04%	1.03%	1.26%	41%	$312,588
Year Ended 12/31/2016	$12.56	(6.10%)	1.07% (e)	1.03% (e)	1.66%	57%	$280,282
Year Ended 12/31/2015	$13.58	5.03%	1.14%	1.05%	0.79%	57%	$314,648
Year Ended 12/31/2014	$13.05	(8.56%)	1.11%	1.10%	1.39%	53%	$325,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
18	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments, to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	641,250
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	969,974
Total		1,611,224

Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,554,411
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	534,956	(580,746)	(45,790)
Foreign exchange risk	(2,502,892)	—	—	(2,502,892)
Total	(2,502,892)	534,956	(580,746)	(2,548,682)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category		Forward foreign currency exchange contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk		—	(139,987)	(139,987)
Foreign exchange risk		94,719	—	94,719
Total		94,719	(139,987)	(45,268)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average value ($)*
Options contracts — purchased	320,625
Options contracts — written	(30,553)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,051,633	(957,499)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
20	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
	Deutsche Bank ($)	JPMorgan ($)	State Street ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	969,974	969,974
Options purchased calls	164,295	476,955	-	641,250
Total assets	164,295	476,955	969,974	1,611,224
Liabilities
Forward foreign currency exchange contracts	-	-	1,554,411	1,554,411
Total financial and derivative net assets	164,295	476,955	(584,437)	56,813
Total collateral received (pledged) (a)	-	-	(510,000)	(510,000)
Net amount (b)	164,295	476,955	(74,437)	566,813

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s
22	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.83% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2019, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.90%
Class 2	1.15
Class 3	1.025
The Fund had a voluntary expense reimbursement arrangement from May 1, 2019 to June 30, 2019. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2019 through April 30, 2020. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,222,497,000	54,204,000	(147,800,000)	(93,596,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $246,762,530 and $237,556,877, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 96.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser provided portfolio management and related services for the Fund through April 30, 2018. At present, the Subadviser is not providing services to the Fund; however, Columbia Threadneedle has continued to retain Threadneedle International Limited and may in the future reallocate Fund assets to them to serve the Fund in a subadvisory capacity.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	27

Approval of Management and Subadvisory
Agreements  (continued)
account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund, noting, however, that currently the Fund’s assets are not allocable to the Subadviser.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to strategy and the management team) had been taken relatively recently to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser, noting, however, that currently the Fund’s assets are not allocable to the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the
28	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

Approval of Management and Subadvisory
Agreements  (continued)
primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019	29

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6494 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2010
Daniel DeYoung
Portfolio Manager
Managed Fund since February 2019
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	11.29	8.75	4.50	8.66
Class 2*	05/03/10	10.89	8.38	4.21	8.36
Class 3	05/01/96	11.15	8.61	4.35	8.52
ICE BofAML US Cash Pay High Yield Constrained Index		10.16	7.60	4.71	9.14
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The ICE BofAML US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Corporate Bonds & Notes	92.4
Money Market Funds	4.9
Senior Loans	2.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
BB rating	38.8
B rating	50.2
CCC rating	10.8
Not rated	0.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,112.90	1,021.09	3.63	3.47	0.70
Class 2	1,000.00	1,000.00	1,108.90	1,019.86	4.91	4.71	0.95
Class 3	1,000.00	1,000.00	1,111.50	1,020.45	4.30	4.11	0.83
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 91.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.2%
Bombardier, Inc.(a)
12/01/2024	7.500%	501,000	512,311
03/15/2025	7.500%	602,000	604,355
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,699,755
06/15/2026	6.375%	1,328,000	1,338,315
TransDigm, Inc.(a)
03/15/2026	6.250%	2,471,000	2,589,062
03/15/2027	7.500%	908,000	948,189
Total			7,691,987
Automotive 0.4%
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	189,296
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	550,000	571,556
05/15/2027	8.500%	532,000	546,710
Total			1,307,562
Banking 0.6%
Ally Financial, Inc.
11/01/2031	8.000%	1,453,000	1,918,957
Brokerage/Asset Managers/Exchanges 0.5%
NFP Corp.(a)
07/15/2025	6.875%	1,360,000	1,345,237
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	220,000	227,772
Total			1,573,009
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,290,000	1,338,664
05/15/2026	5.875%	1,225,000	1,278,398
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,938,000	1,918,510
Core & Main LP(a)
08/15/2025	6.125%	985,000	997,125
James Hardie International Finance DAC(a)
01/15/2025	4.750%	79,000	80,481
01/15/2028	5.000%	420,000	417,548
Total			6,030,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 9.9%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,182,849
05/01/2025	5.375%	1,696,000	1,755,535
02/15/2026	5.750%	885,000	930,877
05/01/2026	5.500%	397,000	415,948
05/01/2027	5.875%	621,000	655,811
02/01/2028	5.000%	666,000	679,775
CCO Holdings LLC/Capital Corp.(a),(b)
06/01/2029	5.375%	686,000	708,368
CSC Holdings LLC(a)
12/15/2021	5.125%	414,000	413,937
12/15/2021	5.125%	299,000	299,072
10/15/2025	6.625%	189,000	202,179
10/15/2025	10.875%	1,866,000	2,137,910
02/01/2028	5.375%	1,186,000	1,231,460
04/01/2028	7.500%	1,881,000	2,069,630
02/01/2029	6.500%	1,717,000	1,871,109
DISH DBS Corp.
07/01/2026	7.750%	3,765,000	3,680,077
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	1,033,000	1,022,922
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	317,641
02/15/2025	6.625%	536,000	520,523
Sirius XM Radio, Inc.(a),(c)
07/15/2024	4.625%	396,000	405,063
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,086,000	1,121,329
07/01/2029	5.500%	791,000	811,023
Unitymedia GmbH(a)
01/15/2025	6.125%	660,000	688,241
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,773,000	2,863,907
Viasat, Inc.(a)
04/15/2027	5.625%	317,000	329,728
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,259,975
08/15/2026	5.500%	2,463,000	2,552,619
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,607,627
Ziggo BV(a)
01/15/2027	5.500%	1,724,000	1,752,429
Total			34,487,564
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.4%
Alpha 2 BV(a)
06/01/2023	8.750%	980,000	964,043
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,198,539
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	978,280
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	831,977
INEOS Group Holdings SA(a)
08/01/2024	5.625%	433,000	441,736
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	2,187,000	2,275,326
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,188,305
12/15/2025	5.750%	975,000	989,069
SPCM SA(a)
09/15/2025	4.875%	721,000	726,711
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	2,084,000	2,144,388
Total			11,738,374
Construction Machinery 1.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	993,000	1,020,184
Herc Holdings, Inc.(a),(c)
07/15/2027	5.500%	782,000	786,800
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	377,187
United Rentals North America, Inc.
09/15/2026	5.875%	1,778,000	1,894,189
12/15/2026	6.500%	379,000	409,931
01/15/2030	5.250%	151,000	155,300
Total			4,643,591
Consumer Cyclical Services 1.2%
APX Group, Inc.
12/01/2020	8.750%	1,001,000	950,160
12/01/2022	7.875%	1,408,000	1,351,644
09/01/2023	7.625%	601,000	491,929
APX Group, Inc.(a)
11/01/2024	8.500%	602,000	576,468
frontdoor, Inc.(a)
08/15/2026	6.750%	363,000	388,809
GrubHub Holdings, Inc.(a)
07/01/2027	5.500%	261,000	268,112
Total			4,027,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.5%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	370,000	381,464
01/15/2027	7.750%	605,000	653,984
Mattel, Inc.(a)
12/31/2025	6.750%	687,000	706,680
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,041,000	1,089,652
Resideo Funding, Inc.(a)
11/01/2026	6.125%	188,000	195,253
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,148,717
Spectrum Brands, Inc.
07/15/2025	5.750%	1,140,000	1,184,532
Total			5,360,282
Diversified Manufacturing 1.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	228,509
02/15/2026	6.375%	259,000	278,117
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,027,000	1,026,273
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	296,899
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	234,000	246,493
TriMas Corp.(a)
10/15/2025	4.875%	147,000	148,800
Welbilt, Inc.
02/15/2024	9.500%	308,000	333,750
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	438,928
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	606,183
Total			3,603,952
Electric 4.6%
AES Corp. (The)
03/15/2023	4.500%	558,000	572,894
05/15/2026	6.000%	1,048,000	1,112,907
09/01/2027	5.125%	524,000	552,869
Calpine Corp.
02/01/2024	5.500%	685,000	681,800
01/15/2025	5.750%	334,000	331,852
Calpine Corp.(a)
06/01/2026	5.250%	590,000	600,686

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC
08/15/2024	5.375%	1,834,000	1,865,701
09/15/2026	5.000%	866,000	851,202
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	597,000	608,855
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	498,042
09/15/2027	4.500%	2,263,000	2,248,992
NRG Energy, Inc.
01/15/2027	6.625%	659,000	715,669
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,513,000	1,615,064
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	489,000	498,884
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,330,000	1,336,311
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,168,000	1,236,440
07/31/2027	5.000%	651,000	674,316
Total			16,002,484
Environmental 0.6%
Clean Harbors, Inc.(a),(c)
07/15/2027	4.875%	261,000	265,231
07/15/2029	5.125%	183,000	186,950
GFL Environmental, Inc.(a)
05/01/2022	5.625%	517,000	519,836
03/01/2023	5.375%	242,000	239,801
05/01/2027	8.500%	548,000	589,241
Hulk Finance Corp.(a)
06/01/2026	7.000%	175,000	178,866
Total			1,979,925
Finance Companies 2.8%
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,342,577
Navient Corp.
03/25/2020	8.000%	153,000	158,293
03/25/2021	5.875%	84,000	87,475
07/26/2021	6.625%	649,000	690,440
01/25/2022	7.250%	618,000	668,697
06/15/2022	6.500%	750,000	797,286
01/25/2023	5.500%	168,000	172,574
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,073,288
Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,186,000	2,254,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	674,630
03/15/2024	6.125%	1,285,000	1,381,375
03/15/2025	6.875%	231,000	253,130
01/15/2028	6.625%	252,000	264,605
Total			9,819,345
Food and Beverage 2.2%
B&G Foods, Inc.
04/01/2025	5.250%	1,320,000	1,333,613
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	132,000	137,871
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	583,000	515,501
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	448,579
11/01/2026	4.875%	586,000	609,752
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	478,805
08/15/2026	5.000%	1,562,000	1,586,203
03/01/2027	5.750%	1,716,000	1,769,287
01/15/2028	5.625%	440,000	452,072
Post Holdings, Inc.(a),(c)
12/15/2029	5.500%	510,000	511,715
Total			7,843,398
Gaming 4.4%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,385,202
08/15/2026	6.000%	418,000	439,621
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	588,922
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,174,077
09/15/2026	6.000%	586,000	639,708
International Game Technology PLC(a)
02/15/2025	6.500%	1,297,000	1,418,908
01/15/2027	6.250%	587,000	641,870
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,368,601
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	517,182
09/01/2026	4.500%	472,000	482,986
01/15/2028	4.500%	32,000	31,790
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	593,000	638,694
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	430,000	437,258

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	1,141,000	1,199,825
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,299,552
03/15/2026	8.250%	1,399,000	1,466,244
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	423,000	447,325
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,008,000	1,041,818
Total			15,219,583
Health Care 4.7%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	705,000	711,837
02/15/2023	5.625%	415,000	421,815
03/01/2024	6.500%	93,000	96,890
Avantor, Inc.(a)
10/01/2025	9.000%	1,023,000	1,139,313
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,171,000	1,188,112
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	381,354
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	903,000	869,186
HCA, Inc.
02/01/2025	5.375%	2,459,000	2,653,834
09/01/2028	5.625%	530,000	572,852
02/01/2029	5.875%	527,000	576,496
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	238,167
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	1,226,000	1,148,840
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	1,249,000	1,262,226
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	349,000	348,089
Teleflex, Inc.
11/15/2027	4.625%	693,000	712,462
Tenet Healthcare Corp.
07/15/2024	4.625%	1,401,000	1,422,622
05/01/2025	5.125%	871,000	879,729
08/01/2025	7.000%	913,000	910,220
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	989,000	1,022,922
Total			16,556,966
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.3%
Centene Corp.(a)
06/01/2026	5.375%	1,351,000	1,422,059
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,973,000	2,059,899
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	942,000	999,844
Total			4,481,802
Home Construction 1.3%
Lennar Corp.
11/15/2024	5.875%	114,000	124,957
06/01/2026	5.250%	1,071,000	1,134,552
Meritage Homes Corp.
04/01/2022	7.000%	928,000	1,007,933
06/06/2027	5.125%	449,000	456,644
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	125,000	127,685
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	539,966
03/01/2024	5.625%	848,000	871,287
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	353,809
Total			4,616,833
Independent Energy 5.8%
Callon Petroleum Co.
10/01/2024	6.125%	378,000	381,669
07/01/2026	6.375%	2,003,000	2,022,131
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,759,000	1,703,943
Centennial Resource Production LLC(a)
01/15/2026	5.375%	621,000	586,281
04/01/2027	6.875%	707,000	713,827
Chesapeake Energy Corp.
10/01/2026	7.500%	1,137,000	1,014,004
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,279,000	2,284,989
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	701,000	607,070
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	585,000	526,506
Jagged Peak Energy LLC
05/01/2026	5.875%	1,011,000	997,042
Matador Resources Co.
09/15/2026	5.875%	1,096,000	1,111,001

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a)
01/15/2025	6.500%	260,000	261,309
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	793,000	812,401
08/15/2025	5.250%	1,338,000	1,359,862
10/15/2027	5.625%	1,319,000	1,379,851
QEP Resources, Inc.
03/01/2026	5.625%	366,000	343,860
SM Energy Co.
06/01/2025	5.625%	329,000	298,874
09/15/2026	6.750%	1,106,000	1,037,336
01/15/2027	6.625%	420,000	388,716
WPX Energy, Inc.
01/15/2022	6.000%	549,000	573,995
09/15/2024	5.250%	1,336,000	1,370,206
06/01/2026	5.750%	596,000	619,201
Total			20,394,074
Leisure 0.5%
Cedar Fair LP(a)
07/15/2029	5.250%	373,000	380,631
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	678,943
Viking Cruises Ltd.(a)
09/15/2027	5.875%	754,000	763,249
Total			1,822,823
Lodging 0.1%
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	191,000	204,848
Media and Entertainment 3.5%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	1,994,000	2,163,492
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	513,675
05/01/2027	8.375%	1,700,672	1,780,138
Match Group, Inc.
06/01/2024	6.375%	863,000	906,456
Netflix, Inc.
04/15/2028	4.875%	1,956,000	2,020,800
11/15/2028	5.875%	1,207,000	1,337,404
Netflix, Inc.(a)
05/15/2029	6.375%	669,000	759,617
11/15/2029	5.375%	1,069,000	1,136,976
Nexstar Escrow, Inc.(a),(c)
07/15/2027	5.625%	173,000	177,189
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	987,000	1,021,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	525,000	536,862
Total			12,353,806
Metals and Mining 3.5%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	486,816
09/30/2026	7.000%	366,000	392,497
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,153,000	1,209,789
Constellium NV(a)
03/01/2025	6.625%	830,000	864,829
02/15/2026	5.875%	2,038,000	2,094,844
Freeport-McMoRan, Inc.
11/14/2024	4.550%	354,000	362,030
03/15/2043	5.450%	2,190,000	2,006,905
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	373,000	384,811
01/15/2025	7.625%	1,760,000	1,817,200
Novelis Corp.(a)
08/15/2024	6.250%	457,000	478,691
09/30/2026	5.875%	2,013,000	2,043,318
Total			12,141,730
Midstream 5.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	811,000	810,942
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	759,110
06/30/2027	5.125%	532,000	578,133
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	1,076,000	1,135,291
DCP Midstream Operating LP
05/15/2029	5.125%	655,000	676,713
04/01/2044	5.600%	2,711,000	2,549,942
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	879,183
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,094,724
NGPL PipeCo LLC(a)
12/15/2037	7.768%	851,000	1,083,580
NuStar Logistics LP
06/01/2026	6.000%	397,000	411,375
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	930,000	941,826
Sunoco LP/Finance Corp.
01/15/2023	4.875%	401,000	410,332
02/15/2026	5.500%	1,052,000	1,094,680

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	938,000	948,002
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,050,000	1,087,828
01/15/2028	5.000%	3,292,000	3,322,079
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	185,000	201,855
01/15/2029	6.875%	840,000	931,262
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,055,696
Total			19,972,553
Oil Field Services 1.1%
Apergy Corp.
05/01/2026	6.375%	1,172,000	1,182,438
Calfrac Holdings LP(a)
06/15/2026	8.500%	527,000	369,596
Nabors Industries, Inc.
02/01/2025	5.750%	1,411,000	1,251,464
SESI LLC
09/15/2024	7.750%	318,000	205,002
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	538,650	548,582
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	436,000	436,545
Total			3,993,627
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,136,000	1,158,201
Other REIT 0.7%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	566,000	582,247
03/15/2027	5.375%	1,700,000	1,790,851
Total			2,373,098
Packaging 4.2%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	665,186
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,464,000	2,602,780
02/15/2025	6.000%	2,177,000	2,257,913
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	249,000	254,253
07/15/2027	5.625%	459,000	477,178
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,968,203
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,038,152
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	531,167
Novolex (a)
01/15/2025	6.875%	387,000	350,359
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,085,911
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,734,703	1,738,968
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,571,690
Total			14,541,760
Pharmaceuticals 2.9%
Bausch Health Companies, Inc.(a)
03/01/2023	5.500%	321,000	324,274
04/15/2025	6.125%	1,788,000	1,827,109
11/01/2025	5.500%	730,000	760,848
12/15/2025	9.000%	196,000	219,136
04/01/2026	9.250%	1,300,000	1,455,789
01/31/2027	8.500%	1,094,000	1,204,433
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	663,169
07/15/2027	5.000%	178,000	181,003
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	680,000	685,100
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,155,329
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	676,000	663,800
Total			10,139,990
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	234,000	241,525
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	504,000	516,156
HUB International Ltd.(a)
05/01/2026	7.000%	992,000	1,005,751
Total			1,763,432
Restaurants 0.3%
IRB Holding Corp.(a)
02/15/2026	6.750%	973,000	975,496

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.7%
L Brands, Inc.
06/15/2029	7.500%	484,000	483,827
11/01/2035	6.875%	431,000	383,304
Party City Holdings, Inc.(a)
08/01/2026	6.625%	267,000	258,715
PetSmart, Inc.(a)
03/15/2023	7.125%	540,000	506,455
06/01/2025	5.875%	913,000	885,529
Total			2,517,830
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	420,000	448,546
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	358,000	361,271
Total			809,817
Technology 7.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	652,246
08/01/2025	6.875%	604,000	614,283
Camelot Finance SA(a)
10/15/2024	7.875%	1,384,000	1,454,075
CDK Global, Inc.
06/01/2027	4.875%	1,205,000	1,247,368
CommScope Finance LLC(a)
03/01/2026	6.000%	777,000	796,661
03/01/2027	8.250%	311,000	317,520
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,091,000	1,021,971
03/15/2027	5.000%	442,000	385,494
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	246,000	254,292
Equinix, Inc.
01/15/2026	5.875%	2,091,000	2,225,824
05/15/2027	5.375%	1,640,000	1,759,881
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,633,579
Informatica LLC(a)
07/15/2023	7.125%	955,000	971,159
Iron Mountain, Inc.
08/15/2024	5.750%	1,956,000	1,975,419
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,456,878
NCR Corp.
07/15/2022	5.000%	607,000	611,772
12/15/2023	6.375%	1,269,000	1,309,112
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,573,523
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	1,557,000	1,602,728
Symantec Corp.(a)
04/15/2025	5.000%	1,356,000	1,390,095
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	662,000	681,951
Verscend Escrow Corp.(a)
08/15/2026	9.750%	880,000	915,294
Total			24,851,125
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	325,000	331,906
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,525,000	1,533,699
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,634,000	1,697,120
10/15/2024	5.500%	611,000	584,080
XPO Logistics, Inc.(a)
06/15/2022	6.500%	517,000	527,337
Total			4,674,142
Wireless 5.4%
Altice France SA(a)
05/01/2026	7.375%	3,165,000	3,244,201
02/01/2027	8.125%	775,000	813,915
Altice Luxembourg SA(a)
05/15/2022	7.750%	200,000	203,194
05/15/2027	10.500%	833,000	855,316
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,539,461
Sprint Capital Corp.
11/15/2028	6.875%	1,485,000	1,525,947
Sprint Corp.
02/15/2025	7.625%	573,000	611,962
03/01/2026	7.625%	1,598,000	1,701,910
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	310,000	321,438
01/15/2026	6.500%	3,053,000	3,292,624
02/01/2026	4.500%	746,000	764,570
02/01/2028	4.750%	1,149,000	1,183,780
Wind Tre SpA(a)
01/20/2026	5.000%	1,882,000	1,835,923
Total			18,894,241

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 2.4%
CenturyLink, Inc.
03/15/2022	5.800%	1,724,000	1,801,659
04/01/2024	7.500%	1,020,000	1,127,100
04/01/2025	5.625%	1,358,000	1,382,619
Frontier Communications Corp.
01/15/2025	6.875%	859,000	480,828
09/15/2025	11.000%	342,000	213,131
Frontier Communications Corp.(a)
04/01/2026	8.500%	375,000	364,099
Telecom Italia Capital SA
09/30/2034	6.000%	557,000	565,603
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,742,338
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	529,000	539,398
Total			8,216,775
Total Corporate Bonds & Notes (Cost $313,224,306)			320,702,830

Senior Loans 2.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(d),(e)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.669%	730,468	717,991
Finance Companies 0.2%
Ellie Mae, Inc.(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	788,000	784,714
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(b),(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.169%	713,209	712,539
8th Avenue Food & Provisions, Inc.(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.169%	752,935	749,170
Total			1,461,709
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Avantor, Inc.(d),(e)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	5.402%	149,685	150,247
Metals and Mining 0.1%
Big River Steel LLC(d),(e)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	156,187	156,577
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(d),(e)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.644%	1,060,316	1,045,906
Technology 1.4%
Applied Systems, Inc.(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.330%	388,088	384,370
Ascend Learning LLC(d),(e)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.402%	523,772	515,423
Dun & Bradstreet Corp. (The)(d),(e)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.404%	1,110,000	1,109,656
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(d),(e)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.652%	711,832	702,934
Misys Ltd./Almonde/Tahoe/Finastra USA(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.902%	531,605	517,284
Project Alpha Intermediate Holding, Inc.(d),(e)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	6.370%	196,592	190,203
3-month USD LIBOR + 4.250% 04/26/2024	6.780%	589,561	585,139

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(b),(d),(e)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.402%	515,895	513,423
Ultimate Software Group, Inc. (The)(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	0.000%	438,000	438,548
Total			4,956,980
Total Senior Loans (Cost $9,307,647)			9,274,124
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(f),(g)	16,890,870	16,889,181
Total Money Market Funds (Cost $16,889,199)		16,889,181
Total Investments in Securities (Cost: $339,421,152)		346,866,135
Other Assets & Liabilities, Net		2,521,932
Net Assets		349,388,067

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $193,171,230, which represents 55.29% of total net assets.
(b)	Represents a security purchased on a forward commitment basis.
(c)	Represents a security purchased on a when-issued basis.
(d)	The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(e)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	4,489,982	50,549,627	(38,148,739)	16,890,870	141	(18)	145,634	16,889,181
Abbreviation Legend
PIK	Payment In Kind
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	320,702,830	—	—	320,702,830
Senior Loans	—	9,274,124	—	—	9,274,124
Money Market Funds	—	—	—	16,889,181	16,889,181
Total Investments in Securities	—	329,976,954	—	16,889,181	346,866,135
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $322,531,953)	$329,976,954
Affiliated issuers (cost $16,889,199)	16,889,181
Cash	45,373
Receivable for:
Investments sold	1,110,630
Investments sold on a delayed delivery basis	1,108,148
Capital shares sold	24,503
Dividends	25,164
Interest	5,438,509
Foreign tax reclaims	27,108
Expense reimbursement due from Investment Manager	10,794
Prepaid expenses	1
Total assets	354,656,365
Liabilities
Payable for:
Investments purchased	262,199
Investments purchased on a delayed delivery basis	4,473,284
Capital shares purchased	188,131
Management services fees	174,056
Distribution and/or service fees	39,029
Service fees	19,421
Compensation of board members	60,282
Compensation of chief compliance officer	42
Other expenses	51,854
Total liabilities	5,268,298
Net assets applicable to outstanding capital stock	$349,388,067
Represented by
Paid in capital	319,357,221
Total distributable earnings (loss)	30,030,846
Total - representing net assets applicable to outstanding capital stock	$349,388,067
Class 1
Net assets	$29,497
Shares outstanding	4,276
Net asset value per share	$6.90
Class 2
Net assets	$63,144,011
Shares outstanding	9,252,270
Net asset value per share	$6.82
Class 3
Net assets	$286,214,559
Shares outstanding	41,629,664
Net asset value per share	$6.88
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$145,634
Interest	10,443,755
Total income	10,589,389
Expenses:
Management services fees	1,116,037
Distribution and/or service fees
Class 2	73,386
Class 3	176,022
Service fees	106,715
Compensation of board members	8,343
Custodian fees	7,603
Printing and postage fees	23,065
Audit fees	18,462
Legal fees	6,016
Compensation of chief compliance officer	38
Other	4,298
Total expenses	1,539,985
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(93,229)
Total net expenses	1,446,756
Net investment income	9,142,633
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,526,482)
Investments — affiliated issuers	141
Futures contracts	(637,186)
Net realized loss	(5,163,527)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,615,521
Investments — affiliated issuers	(18)
Futures contracts	582,375
Net change in unrealized appreciation (depreciation)	32,197,878
Net realized and unrealized gain	27,034,351
Net increase in net assets resulting from operations	$36,176,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$9,142,633	$19,925,811
Net realized gain (loss)	(5,163,527)	2,186,071
Net change in unrealized appreciation (depreciation)	32,197,878	(36,729,644)
Net increase (decrease) in net assets resulting from operations	36,176,984	(14,617,762)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(659)
Class 2	—	(3,298,623)
Class 3	—	(17,874,444)
Total distributions to shareholders	—	(21,173,726)
Decrease in net assets from capital stock activity	(20,489,120)	(54,351,251)
Total increase (decrease) in net assets	15,687,864	(90,142,739)
Net assets at beginning of period	333,700,203	423,842,942
Net assets at end of period	$349,388,067	$333,700,203

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,408	29,747	—	—
Distributions reinvested	—	—	103	659
Redemptions	(1,928)	(12,967)	—	—
Net increase	2,480	16,780	103	659
Class 2
Subscriptions	1,345,846	8,892,746	1,068,570	7,084,174
Distributions reinvested	—	—	517,837	3,298,623
Redemptions	(964,302)	(6,382,625)	(1,426,237)	(9,248,188)
Net increase	381,544	2,510,121	160,170	1,134,609
Class 3
Subscriptions	31,154	208,262	44,320	294,793
Distributions reinvested	—	—	2,788,525	17,874,444
Redemptions	(3,504,311)	(23,224,283)	(11,142,291)	(73,655,756)
Net decrease	(3,473,157)	(23,016,021)	(8,309,446)	(55,486,519)
Total net decrease	(3,089,133)	(20,489,120)	(8,149,173)	(54,351,251)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

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Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$6.20	0.18	0.52	0.70	—	—
Year Ended 12/31/2018	$6.84	0.35	(0.60)	(0.25)	(0.39)	(0.39)
Year Ended 12/31/2017	$6.79	0.36	0.08	0.44	(0.39)	(0.39)
Year Ended 12/31/2016	$6.46	0.35	0.40	0.75	(0.42)	(0.42)
Year Ended 12/31/2015	$6.96	0.36	(0.42)	(0.06)	(0.44)	(0.44)
Year Ended 12/31/2014	$7.15	0.38	(0.10)	0.28	(0.47)	(0.47)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$6.15	0.17	0.50	0.67	—	—
Year Ended 12/31/2018	$6.78	0.33	(0.59)	(0.26)	(0.37)	(0.37)
Year Ended 12/31/2017	$6.74	0.32	0.09	0.41	(0.37)	(0.37)
Year Ended 12/31/2016	$6.41	0.34	0.39	0.73	(0.40)	(0.40)
Year Ended 12/31/2015	$6.91	0.35	(0.43)	(0.08)	(0.42)	(0.42)
Year Ended 12/31/2014	$7.11	0.37	(0.12)	0.25	(0.45)	(0.45)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$6.19	0.18	0.51	0.69	—	—
Year Ended 12/31/2018	$6.83	0.34	(0.60)	(0.26)	(0.38)	(0.38)
Year Ended 12/31/2017	$6.78	0.34	0.09	0.43	(0.38)	(0.38)
Year Ended 12/31/2016	$6.45	0.35	0.39	0.74	(0.41)	(0.41)
Year Ended 12/31/2015	$6.94	0.36	(0.42)	(0.06)	(0.43)	(0.43)
Year Ended 12/31/2014	$7.14	0.38	(0.12)	0.26	(0.46)	(0.46)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$6.90	11.29%	0.75% (c)	0.70% (c)	5.50% (c)	21%	$29
Year Ended 12/31/2018	$6.20	(3.86%)	0.77%	0.73%	5.31%	39%	$11
Year Ended 12/31/2017	$6.84	6.53%	0.75%	0.75%	5.12%	51%	$12
Year Ended 12/31/2016	$6.79	11.84%	0.75%	0.75%	5.32%	51%	$3,135
Year Ended 12/31/2015	$6.46	(1.15%)	0.78%	0.75%	5.35%	47%	$1,934
Year Ended 12/31/2014	$6.96	3.89%	0.76%	0.72%	5.43%	59%	$629
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$6.82	10.89%	1.01% (c)	0.95% (c)	5.26% (c)	21%	$63,144
Year Ended 12/31/2018	$6.15	(4.00%)	1.01%	0.98%	5.06%	39%	$54,532
Year Ended 12/31/2017	$6.78	6.17%	1.01%	1.01%	4.76%	51%	$59,098
Year Ended 12/31/2016	$6.74	11.65%	1.00%	1.00%	5.07%	51%	$48,310
Year Ended 12/31/2015	$6.41	(1.41%)	1.02%	1.00%	5.06%	47%	$38,807
Year Ended 12/31/2014	$6.91	3.51%	1.00%	0.97%	5.20%	59%	$34,214
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$6.88	11.15%	0.88% (c)	0.83% (c)	5.39% (c)	21%	$286,215
Year Ended 12/31/2018	$6.19	(4.00%)	0.89%	0.86%	5.18%	39%	$279,157
Year Ended 12/31/2017	$6.83	6.41%	0.89%	0.89%	4.89%	51%	$364,733
Year Ended 12/31/2016	$6.78	11.72%	0.88%	0.88%	5.20%	51%	$400,844
Year Ended 12/31/2015	$6.45	(1.14%)	0.90%	0.87%	5.17%	47%	$420,576
Year Ended 12/31/2014	$6.94	3.62%	0.87%	0.85%	5.34%	59%	$514,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	21

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(637,186)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	582,375
24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	1,801,172

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.67%	0.72%
Class 2	0.92	0.97
Class 3	0.795	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
339,421,000	10,045,000	(2,600,000)	7,445,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	1,578,778	—	1,578,778
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $70,149,707 and $91,206,869, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 96.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	31

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance over more recent periods, noting, though, that overall the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	33

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow. Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2019	35

Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6671 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
John Wilson, CFA
Lead Portfolio Manager
Managed Fund since 2010
Tchintcia Barros, CFA
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	22.17	9.28	12.31	15.22
Class 2*	05/03/10	22.02	9.01	12.04	14.94
Class 3	09/15/99	22.15	9.20	12.18	15.10
Russell 1000 Growth Index		21.49	11.56	13.39	16.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Microsoft Corp.	6.6
Amazon.com, Inc.	6.1
Apple, Inc.	5.2
Facebook, Inc., Class A	4.1
Visa, Inc., Class A	4.0
Adobe, Inc.	3.0
Alphabet, Inc., Class C	2.8
Alphabet, Inc., Class A	2.7
PayPal Holdings, Inc.	2.6
Nike, Inc., Class B	2.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	14.2
Consumer Discretionary	15.6
Consumer Staples	2.9
Financials	3.5
Health Care	16.4
Industrials	8.2
Information Technology	35.2
Materials	1.8
Real Estate	2.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,221.70	1,020.89	4.03	3.67	0.74
Class 2	1,000.00	1,000.00	1,220.20	1,019.67	5.39	4.90	0.99
Class 3	1,000.00	1,000.00	1,221.50	1,020.30	4.68	4.26	0.86
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 14.0%
Entertainment 2.9%
Electronic Arts, Inc.(a)	254,161	25,736,343
Walt Disney Co. (The)	211,513	29,535,675
Total		55,272,018
Interactive Media & Services 9.4%
Alphabet, Inc., Class A(a)	45,978	49,784,978
Alphabet, Inc., Class C(a)	48,562	52,491,152
Facebook, Inc., Class A(a)	399,689	77,139,977
Total		179,416,107
Media 0.6%
DISH Network Corp., Class A(a)	318,403	12,229,859
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	276,496	20,499,414
Total Communication Services		267,417,398
Consumer Discretionary 15.3%
Hotels, Restaurants & Leisure 0.7%
Norwegian Cruise Line Holdings Ltd.(a)	265,214	14,223,427
Internet & Direct Marketing Retail 9.1%
Alibaba Group Holding Ltd., ADR(a)	158,097	26,789,537
Amazon.com, Inc.(a)	60,481	114,528,636
Booking Holdings, Inc.(a)	16,730	31,363,898
Chewy, Inc., Class A(a)	31,800	1,113,000
Total		173,795,071
Specialty Retail 2.6%
Burlington Stores, Inc.(a)	108,642	18,485,436
Ulta Beauty, Inc.(a)	87,277	30,275,519
Total		48,760,955
Textiles, Apparel & Luxury Goods 2.9%
Canada Goose Holdings, Inc.(a)	172,802	6,692,621
Nike, Inc., Class B	484,288	40,655,978
Tapestry, Inc.	266,643	8,460,582
Total		55,809,181
Total Consumer Discretionary		292,588,634
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.8%
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	127,635	33,728,825
Food Products 1.1%
Mondelez International, Inc., Class A	385,047	20,754,033
Total Consumer Staples		54,482,858
Financials 3.4%
Banks 1.1%
Citigroup, Inc.	291,133	20,388,044
Capital Markets 1.1%
BlackRock, Inc.	45,028	21,131,641
Insurance 1.2%
Allstate Corp. (The)	232,796	23,673,025
Total Financials		65,192,710
Health Care 16.1%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.(a)	169,485	22,199,145
BioMarin Pharmaceutical, Inc.(a)	162,661	13,931,915
Exact Sciences Corp.(a)	147,585	17,420,933
Vertex Pharmaceuticals, Inc.(a)	106,691	19,564,996
Total		73,116,989
Health Care Equipment & Supplies 6.2%
Abbott Laboratories	407,863	34,301,278
Baxter International, Inc.	332,629	27,242,315
Danaher Corp.	103,568	14,801,939
Edwards Lifesciences Corp.(a)	123,482	22,812,065
Medtronic PLC	195,901	19,078,798
Total		118,236,395
Health Care Providers & Services 1.7%
Guardant Health, Inc.(a)	114,730	9,904,641
Humana, Inc.	84,782	22,492,664
Total		32,397,305
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	41,533	8,659,215
Illumina, Inc.(a)	51,590	18,992,859
Thermo Fisher Scientific, Inc.	68,484	20,112,381
Total		47,764,455
Pharmaceuticals 1.9%
Allergan PLC	58,202	9,744,761
Bristol-Myers Squibb Co.	583,627	26,467,484
Total		36,212,245
Total Health Care		307,727,389
Industrials 8.1%
Aerospace & Defense 2.5%
L3 Technologies, Inc.	96,951	23,769,477
Northrop Grumman Corp.	75,860	24,511,124
Total		48,280,601
Electrical Equipment 1.4%
AMETEK, Inc.	299,305	27,188,866
Industrial Conglomerates 1.6%
Honeywell International, Inc.	175,735	30,681,574
Machinery 1.3%
Ingersoll-Rand PLC	187,492	23,749,612
Road & Rail 1.3%
Norfolk Southern Corp.	125,231	24,962,295
Total Industrials		154,862,948
Information Technology 34.4%
Electronic Equipment, Instruments & Components 0.9%
Zebra Technologies Corp., Class A(a)	82,971	17,381,595
IT Services 8.2%
FleetCor Technologies, Inc.(a)	79,430	22,307,915
PayPal Holdings, Inc.(a)	418,947	47,952,674
Square, Inc., Class A(a)	162,069	11,754,865
Visa, Inc., Class A	432,327	75,030,351
Total		157,045,805
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.4%
Broadcom, Inc.	80,066	23,047,799
Lam Research Corp.	123,519	23,201,809
NVIDIA Corp.	151,755	24,922,723
NXP Semiconductors NV	231,893	22,635,076
Teradyne, Inc.	225,998	10,827,564
Total		104,634,971
Software 14.8%
Adobe, Inc.(a)	191,427	56,403,966
Microsoft Corp.	924,725	123,876,161
Palo Alto Networks, Inc.(a)	112,965	23,017,748
PTC, Inc.(a)	127,300	11,426,448
Salesforce.com, Inc.(a)	191,154	29,003,797
ServiceNow, Inc.(a)	80,516	22,107,278
VMware, Inc., Class A	109,025	18,230,070
Total		284,065,468
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	490,206	97,021,571
Total Information Technology		660,149,410
Materials 1.7%
Chemicals 1.7%
Albemarle Corp.	188,856	13,297,351
Eastman Chemical Co.	252,518	19,653,476
Total		32,950,827
Total Materials		32,950,827
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
American Tower Corp.	116,850	23,889,983
Equinix, Inc.	33,090	16,686,956
Total		40,576,939
Total Real Estate		40,576,939
Total Common Stocks (Cost $1,324,586,747)		1,875,949,113

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	42,797,323	42,793,043
Total Money Market Funds (Cost $42,793,331)		42,793,043
Total Investments in Securities (Cost: $1,367,380,078)		1,918,742,156
Other Assets & Liabilities, Net		(1,686,465)
Net Assets		1,917,055,691
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	38,465,083	214,799,832	(210,467,592)	42,797,323	208	(288)	502,077	42,793,043
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	267,417,398	—	—	—	267,417,398
Consumer Discretionary	292,588,634	—	—	—	292,588,634
Consumer Staples	54,482,858	—	—	—	54,482,858
Financials	65,192,710	—	—	—	65,192,710
Health Care	307,727,389	—	—	—	307,727,389
Industrials	154,862,948	—	—	—	154,862,948
Information Technology	660,149,410	—	—	—	660,149,410
Materials	32,950,827	—	—	—	32,950,827
Real Estate	40,576,939	—	—	—	40,576,939
Total Common Stocks	1,875,949,113	—	—	—	1,875,949,113
Money Market Funds	—	—	—	42,793,043	42,793,043
Total Investments in Securities	1,875,949,113	—	—	42,793,043	1,918,742,156
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,324,586,747)	$1,875,949,113
Affiliated issuers (cost $42,793,331)	42,793,043
Receivable for:
Capital shares sold	81,398
Dividends	1,375,610
Foreign tax reclaims	19,759
Prepaid expenses	1
Total assets	1,920,218,924
Liabilities
Due to custodian	19,759
Payable for:
Capital shares purchased	1,768,402
Management services fees	1,003,745
Distribution and/or service fees	44,500
Service fees	45,065
Compensation of board members	212,017
Compensation of chief compliance officer	207
Other expenses	69,538
Total liabilities	3,163,233
Net assets applicable to outstanding capital stock	$1,917,055,691
Represented by
Trust capital	$1,917,055,691
Total - representing net assets applicable to outstanding capital stock	$1,917,055,691
Class 1
Net assets	$1,567,160,448
Shares outstanding	79,659,234
Net asset value per share	$19.67
Class 2
Net assets	$125,369,431
Shares outstanding	6,520,803
Net asset value per share	$19.23
Class 3
Net assets	$224,525,812
Shares outstanding	11,533,171
Net asset value per share	$19.47
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,017,062
Dividends — affiliated issuers	502,077
Interfund lending	32
Total income	8,519,171
Expenses:
Management services fees	6,296,287
Distribution and/or service fees
Class 2	148,444
Class 3	133,972
Service fees	212,477
Compensation of board members	19,086
Custodian fees	8,156
Printing and postage fees	31,328
Audit fees	15,005
Legal fees	14,000
Compensation of chief compliance officer	188
Other	17,586
Total expenses	6,896,529
Net investment income	1,622,642
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	78,784,688
Investments — affiliated issuers	208
Net realized gain	78,784,896
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	274,903,530
Investments — affiliated issuers	(288)
Net change in unrealized appreciation (depreciation)	274,903,242
Net realized and unrealized gain	353,688,138
Net increase in net assets resulting from operations	$355,310,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$1,622,642	$2,414,682
Net realized gain	78,784,896	115,295,129
Net change in unrealized appreciation (depreciation)	274,903,242	(178,594,543)
Net increase (decrease) in net assets resulting from operations	355,310,780	(60,884,732)
Decrease in net assets from capital stock activity	(56,424,596)	(82,618,750)
Total increase (decrease) in net assets	298,886,184	(143,503,482)
Net assets at beginning of period	1,618,169,507	1,761,672,989
Net assets at end of period	$1,917,055,691	$1,618,169,507

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	115,288	2,119,424	358,414	6,311,350
Redemptions	(1,968,740)	(36,607,465)	(2,852,198)	(51,531,781)
Net decrease	(1,853,452)	(34,488,041)	(2,493,784)	(45,220,431)
Class 2
Subscriptions	182,235	3,314,230	828,438	14,456,375
Redemptions	(565,988)	(10,261,781)	(1,320,347)	(23,343,749)
Net decrease	(383,753)	(6,947,551)	(491,909)	(8,887,374)
Class 3
Subscriptions	39,710	735,781	112,368	2,030,639
Redemptions	(854,740)	(15,724,785)	(1,726,243)	(30,541,584)
Net decrease	(815,030)	(14,989,004)	(1,613,875)	(28,510,945)
Total net decrease	(3,052,235)	(56,424,596)	(4,599,568)	(82,618,750)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$16.10	0.02	3.55	3.57
Year Ended 12/31/2018	$16.76	0.03	(0.69)	(0.66)
Year Ended 12/31/2017	$13.08	0.05	3.63	3.68
Year Ended 12/31/2016	$12.92	0.09	0.07	0.16
Year Ended 12/31/2015	$11.84	0.03	1.05	1.08
Year Ended 12/31/2014	$10.37	0.06	1.41	1.47
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$15.76	(0.00) (d)	3.47	3.47
Year Ended 12/31/2018	$16.44	(0.02)	(0.66)	(0.68)
Year Ended 12/31/2017	$12.86	0.02	3.56	3.58
Year Ended 12/31/2016	$12.73	0.04	0.09	0.13
Year Ended 12/31/2015	$11.70	0.00 (d)	1.03	1.03
Year Ended 12/31/2014	$10.27	0.04	1.39	1.43
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$15.94	0.01	3.52	3.53
Year Ended 12/31/2018	$16.62	0.01	(0.69)	(0.68)
Year Ended 12/31/2017	$12.99	0.04	3.59	3.63
Year Ended 12/31/2016	$12.84	0.07	0.08	0.15
Year Ended 12/31/2015	$11.78	0.01	1.05	1.06
Year Ended 12/31/2014	$10.33	0.05	1.40	1.45

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$19.67	22.17%	0.74% (c)	0.74% (c)	0.21% (c)	23%	$1,567,160
Year Ended 12/31/2018	$16.10	(3.94%)	0.74%	0.74%	0.16%	27%	$1,312,513
Year Ended 12/31/2017	$16.76	28.14%	0.77%	0.76%	0.36%	35%	$1,408,054
Year Ended 12/31/2016	$13.08	1.24%	0.80%	0.77%	0.69%	54%	$1,267,016
Year Ended 12/31/2015	$12.92	9.12%	0.80%	0.79%	0.23%	56%	$1,198,464
Year Ended 12/31/2014	$11.84	14.18%	0.80%	0.79%	0.59%	71%	$1,003,539
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$19.23	22.02%	0.99% (c)	0.99% (c)	(0.04%) (c)	23%	$125,369
Year Ended 12/31/2018	$15.76	(4.14%)	0.99%	0.99%	(0.09%)	27%	$108,782
Year Ended 12/31/2017	$16.44	27.84%	1.02%	1.01%	0.11%	35%	$121,608
Year Ended 12/31/2016	$12.86	1.02%	1.05%	1.01%	0.35%	54%	$108,824
Year Ended 12/31/2015	$12.73	8.80%	1.05%	1.04%	(0.02%)	56%	$32,835
Year Ended 12/31/2014	$11.70	13.92%	1.05%	1.04%	0.36%	71%	$18,783
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$19.47	22.15%	0.86% (c)	0.86% (c)	0.09% (c)	23%	$224,526
Year Ended 12/31/2018	$15.94	(4.09%)	0.86%	0.86%	0.04%	27%	$196,874
Year Ended 12/31/2017	$16.62	27.94%	0.89%	0.88%	0.23%	35%	$232,010
Year Ended 12/31/2016	$12.99	1.17%	0.92%	0.89%	0.55%	54%	$207,757
Year Ended 12/31/2015	$12.84	9.00%	0.92%	0.92%	0.10%	56%	$252,250
Year Ended 12/31/2014	$11.78	14.04%	0.93%	0.91%	0.47%	71%	$227,180
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.70% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2020
Class 1	0.75%
Class 2	1.00
Class 3	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $410,667,634 and $479,353,702, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	200,000	2.88	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 90.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as enhanced research tools) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2019	25

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6465 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2018
Yan Jin
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	15.47	9.46	7.04	11.85
Class 2*	05/03/10	15.35	9.22	6.78	11.57
Class 3	09/15/99	15.39	9.32	6.91	11.71
MSCI USA High Dividend Yield Index (Net)		11.95	10.05	9.22	13.97
Russell 1000 Value Index		16.24	8.46	7.46	13.19
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Johnson & Johnson	4.5
Chevron Corp.	3.6
Cisco Systems, Inc.	3.5
BP PLC, ADR	3.5
Pfizer, Inc.	3.3
Procter & Gamble Co. (The)	3.1
Philip Morris International, Inc.	3.1
Verizon Communications, Inc.	3.0
Wells Fargo & Co.	2.8
Merck & Co., Inc.	2.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	90.3
Convertible Bonds	0.5
Convertible Preferred Stocks	7.4
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	6.1
Consumer Discretionary	7.0
Consumer Staples	13.0
Energy	11.5
Financials	11.2
Health Care	16.5
Industrials	6.5
Information Technology	13.6
Materials	2.0
Real Estate	3.3
Utilities	9.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,154.70	1,020.99	3.80	3.57	0.72
Class 2	1,000.00	1,000.00	1,153.50	1,019.76	5.12	4.80	0.97
Class 3	1,000.00	1,000.00	1,153.90	1,020.40	4.44	4.16	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.7%
Issuer	Shares	Value ($)
Communication Services 6.0%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	925,000	30,996,750
BCE, Inc.	315,000	14,326,200
Verizon Communications, Inc.	765,000	43,704,450
Total		89,027,400
Total Communication Services		89,027,400
Consumer Discretionary 6.8%
Automobiles 1.0%
General Motors Co.	400,000	15,412,000
Hotels, Restaurants & Leisure 3.9%
Carnival Corp.	140,000	6,517,000
Extended Stay America, Inc.	400,000	6,756,000
Las Vegas Sands Corp.	195,000	11,522,550
McDonald’s Corp.	125,000	25,957,500
Six Flags Entertainment Corp.	145,000	7,203,600
Total		57,956,650
Specialty Retail 1.4%
Home Depot, Inc. (The)	60,000	12,478,200
Williams-Sonoma, Inc.	120,000	7,800,000
Total		20,278,200
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	240,000	7,615,200
Total Consumer Discretionary		101,262,050
Consumer Staples 12.8%
Beverages 2.4%
PepsiCo, Inc.	275,000	36,060,750
Food Products 2.7%
ConAgra Foods, Inc.	500,000	13,260,000
General Mills, Inc.	300,000	15,756,000
Mondelez International, Inc., Class A	210,000	11,319,000
Total		40,335,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 4.6%
Colgate-Palmolive Co.	165,000	11,825,550
Kimberly-Clark Corp.	82,500	10,995,600
Procter & Gamble Co. (The)	415,000	45,504,750
Total		68,325,900
Tobacco 3.1%
Philip Morris International, Inc.	575,000	45,154,750
Total Consumer Staples		189,876,400
Energy 11.3%
Oil, Gas & Consumable Fuels 11.3%
BP PLC, ADR	1,225,000	51,082,500
Chevron Corp.	425,000	52,887,000
Suncor Energy, Inc.	925,000	28,823,000
Valero Energy Corp.	270,000	23,114,700
Williams Companies, Inc. (The)	410,000	11,496,400
Total		167,403,600
Total Energy		167,403,600
Financials 11.0%
Banks 7.8%
Bank of America Corp.	515,000	14,935,000
BB&T Corp.	375,000	18,423,750
JPMorgan Chase & Co.	300,000	33,540,000
PacWest Bancorp	190,000	7,377,700
Wells Fargo & Co.	875,000	41,405,000
Total		115,681,450
Capital Markets 0.5%
Ares Capital Corp.	425,000	7,624,500
Insurance 2.7%
MetLife, Inc.	250,000	12,417,500
Principal Financial Group, Inc.	215,000	12,452,800
Prudential Financial, Inc.	152,500	15,402,500
Total		40,272,800
Total Financials		163,578,750
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 2.5%
AbbVie, Inc.	315,000	22,906,800
Gilead Sciences, Inc.	220,000	14,863,200
Total		37,770,000
Pharmaceuticals 11.7%
Bristol-Myers Squibb Co.	485,000	21,994,750
Johnson & Johnson	475,000	66,158,000
Merck & Co., Inc.	450,000	37,732,500
Pfizer, Inc.	1,100,000	47,652,000
Total		173,537,250
Total Health Care		211,307,250
Industrials 5.3%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	42,500	15,450,450
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	112,500	11,617,875
Airlines 0.7%
Delta Air Lines, Inc.	200,000	11,350,000
Machinery 1.8%
Caterpillar, Inc.	110,000	14,991,900
Ingersoll-Rand PLC	90,000	11,400,300
Total		26,392,200
Road & Rail 1.0%
Union Pacific Corp.	85,000	14,374,350
Total Industrials		79,184,875
Information Technology 13.4%
Communications Equipment 3.5%
Cisco Systems, Inc.	950,000	51,993,500
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	485,000	16,116,550
IT Services 2.0%
International Business Machines Corp.	215,000	29,648,500
Semiconductors & Semiconductor Equipment 6.2%
Broadcom, Inc.	95,000	27,346,700
Intel Corp.	310,000	14,839,700
Lam Research Corp.	40,000	7,513,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Maxim Integrated Products, Inc.	125,000	7,477,500
QUALCOMM, Inc.	160,000	12,171,200
Texas Instruments, Inc.	192,500	22,091,300
Total		91,440,000
Technology Hardware, Storage & Peripherals 0.6%
Western Digital Corp.	195,000	9,272,250
Total Information Technology		198,470,800
Materials 2.0%
Chemicals 2.0%
Dow, Inc.	295,000	14,546,450
Nutrien Ltd.	275,000	14,701,500
Total		29,247,950
Total Materials		29,247,950
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	107,500	15,167,175
Digital Realty Trust, Inc.	92,500	10,895,575
Duke Realty Corp.	370,000	11,695,700
Total		37,758,450
Total Real Estate		37,758,450
Utilities 5.4%
Electric Utilities 3.1%
American Electric Power Co., Inc.	90,000	7,920,900
Edison International	112,500	7,583,625
Entergy Corp.	150,000	15,439,500
Xcel Energy, Inc.	250,000	14,872,500
Total		45,816,525
Multi-Utilities 2.3%
Ameren Corp.	200,000	15,022,000
DTE Energy Co.	60,000	7,672,800
NiSource, Inc.	400,000	11,520,000
Total		34,214,800
Total Utilities		80,031,325
Total Common Stocks (Cost $1,238,961,716)		1,347,148,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
AXA SA(a)
05/15/2021	7.250%	7,000,000	7,163,310
Total Convertible Bonds (Cost $7,049,693)			7,163,310

Convertible Preferred Stocks 7.4%
Issuer		Shares	Value ($)
Health Care 2.0%
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co.	6.125%	240,000	14,891,788
Danaher Corp.	4.750%	13,500	14,831,100
Total			29,722,888
Total Health Care			29,722,888
Industrials 1.0%
Machinery 1.0%
Fortive Corp.	5.000%	14,500	14,934,807
Total Industrials			14,934,807
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
Crown Castle International Corp.	6.875%	9,000	10,761,983
Total Real Estate			10,761,983
Utilities 3.7%
Electric Utilities 1.0%
American Electric Power Co., Inc.	6.125%	275,000	14,594,030
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.2%
CenterPoint Energy, Inc.	7.000%	145,000	7,289,987
Dominion Energy, Inc.	7.250%	107,500	11,096,150
DTE Energy Co.	6.500%	260,000	14,539,011
Total			32,925,148
Water Utilities 0.5%
Aqua America, Inc.	6.000%	130,000	7,417,215
Total Utilities			54,936,393
Total Convertible Preferred Stocks (Cost $104,868,886)			110,356,071

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	26,578,999	26,576,342
Total Money Market Funds (Cost $26,576,342)		26,576,342
Total Investments in Securities (Cost: $1,377,456,637)		1,491,244,573
Other Assets & Liabilities, Net		(5,744,100)
Net Assets		1,485,500,473

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $7,163,310, which represents 0.48% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	10,177,410	153,256,908	(136,855,319)	26,578,999	(658)	—	192,346	26,576,342
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	89,027,400	—	—	—	89,027,400
Consumer Discretionary	101,262,050	—	—	—	101,262,050
Consumer Staples	189,876,400	—	—	—	189,876,400
Energy	167,403,600	—	—	—	167,403,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	163,578,750	—	—	—	163,578,750
Health Care	211,307,250	—	—	—	211,307,250
Industrials	79,184,875	—	—	—	79,184,875
Information Technology	198,470,800	—	—	—	198,470,800
Materials	29,247,950	—	—	—	29,247,950
Real Estate	37,758,450	—	—	—	37,758,450
Utilities	80,031,325	—	—	—	80,031,325
Total Common Stocks	1,347,148,850	—	—	—	1,347,148,850
Convertible Bonds	—	7,163,310	—	—	7,163,310
Convertible Preferred Stocks
Health Care	—	29,722,888	—	—	29,722,888
Industrials	—	14,934,807	—	—	14,934,807
Real Estate	—	10,761,983	—	—	10,761,983
Utilities	—	54,936,393	—	—	54,936,393
Total Convertible Preferred Stocks	—	110,356,071	—	—	110,356,071
Money Market Funds	—	—	—	26,576,342	26,576,342
Total Investments in Securities	1,347,148,850	117,519,381	—	26,576,342	1,491,244,573
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,350,880,295)	$1,464,668,231
Affiliated issuers (cost $26,576,342)	26,576,342
Receivable for:
Investments sold	5,860,200
Capital shares sold	472,607
Dividends	2,842,797
Interest	62,028
Foreign tax reclaims	419,854
Expense reimbursement due from Investment Manager	15,775
Total assets	1,500,917,834
Liabilities
Due to custodian	11,395
Payable for:
Investments purchased	12,945,338
Capital shares purchased	1,259,866
Management services fees	754,806
Distribution and/or service fees	90,525
Service fees	49,297
Compensation of board members	219,240
Compensation of chief compliance officer	174
Other expenses	86,720
Total liabilities	15,417,361
Net assets applicable to outstanding capital stock	$1,485,500,473
Represented by
Trust capital	$1,485,500,473
Total - representing net assets applicable to outstanding capital stock	$1,485,500,473
Class 1
Net assets	$602,934,576
Shares outstanding	21,895,065
Net asset value per share	$27.54
Class 2
Net assets	$74,397,917
Shares outstanding	2,766,205
Net asset value per share	$26.90
Class 3
Net assets	$808,167,980
Shares outstanding	29,700,162
Net asset value per share	$27.21
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$27,753,342
Dividends — affiliated issuers	192,346
Interest	254,024
Foreign taxes withheld	(577,843)
Total income	27,621,869
Expenses:
Management services fees	4,805,967
Distribution and/or service fees
Class 2	86,044
Class 3	492,172
Service fees	292,186
Compensation of board members	17,521
Custodian fees	4,903
Printing and postage fees	95,474
Audit fees	22,981
Legal fees	9,720
Compensation of chief compliance officer	154
Other	25,191
Total expenses	5,852,313
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(119,304)
Total net expenses	5,733,009
Net investment income	21,888,860
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,790,092
Investments — affiliated issuers	(658)
Foreign currency translations	7,294
Net realized gain	26,796,728
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	156,420,117
Foreign currency translations	(8,413)
Net change in unrealized appreciation (depreciation)	156,411,704
Net realized and unrealized gain	183,208,432
Net increase in net assets resulting from operations	$205,097,292
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$21,888,860	$52,790,360
Net realized gain	26,796,728	162,445,574
Net change in unrealized appreciation (depreciation)	156,411,704	(300,424,389)
Net increase (decrease) in net assets resulting from operations	205,097,292	(85,188,455)
Decrease in net assets from capital stock activity	(67,695,543)	(408,447,805)
Total increase (decrease) in net assets	137,401,749	(493,636,260)
Net assets at beginning of period	1,348,098,724	1,841,734,984
Net assets at end of period	$1,485,500,473	$1,348,098,724

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	43,202	1,153,864	643,362	16,199,937
Redemptions	(665,816)	(17,635,836)	(11,028,572)	(276,248,610)
Net decrease	(622,614)	(16,481,972)	(10,385,210)	(260,048,673)
Class 2
Subscriptions	212,497	5,465,994	253,800	6,328,719
Redemptions	(94,496)	(2,458,232)	(401,740)	(10,006,252)
Net increase (decrease)	118,001	3,007,762	(147,940)	(3,677,533)
Class 3
Subscriptions	6,907	185,555	18,538	464,509
Redemptions	(2,079,470)	(54,406,888)	(5,758,018)	(145,186,108)
Net decrease	(2,072,563)	(54,221,333)	(5,739,480)	(144,721,599)
Total net decrease	(2,577,176)	(67,695,543)	(16,272,630)	(408,447,805)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$23.85	0.41	3.28	3.69
Year Ended 12/31/2018	$25.30	0.85	(2.30)	(1.45)
Year Ended 12/31/2017	$22.12	0.89	2.29	3.18
Year Ended 12/31/2016	$19.46	0.78	1.88	2.66
Year Ended 12/31/2015	$19.99	0.73	(1.26)	(0.53)
Year Ended 12/31/2014	$18.16	0.62	1.21	1.83
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$23.32	0.37	3.21	3.58
Year Ended 12/31/2018	$24.81	0.75	(2.24)	(1.49)
Year Ended 12/31/2017	$21.74	0.82	2.25	3.07
Year Ended 12/31/2016	$19.17	0.72	1.85	2.57
Year Ended 12/31/2015	$19.74	0.65	(1.22)	(0.57)
Year Ended 12/31/2014	$17.98	0.57	1.19	1.76
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$23.58	0.39	3.24	3.63
Year Ended 12/31/2018	$25.05	0.79	(2.26)	(1.47)
Year Ended 12/31/2017	$21.92	0.86	2.27	3.13
Year Ended 12/31/2016	$19.31	0.75	1.86	2.61
Year Ended 12/31/2015	$19.86	0.68	(1.23)	(0.55)
Year Ended 12/31/2014	$18.07	0.60	1.19	1.79

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$27.54	15.47%	0.74% (c)	0.72% (c)	3.14% (c)	20%	$602,935
Year Ended 12/31/2018	$23.85	(5.73%)	0.72%	0.72%	3.31%	87%	$537,062
Year Ended 12/31/2017	$25.30	14.38%	0.73%	0.73%	3.82%	62%	$832,599
Year Ended 12/31/2016	$22.12	13.67%	0.74%	0.74%	3.78%	64%	$742,337
Year Ended 12/31/2015	$19.46	(2.65%)	0.71%	0.71%	3.65%	93%	$657,752
Year Ended 12/31/2014	$19.99	10.08%	0.69%	0.69%	3.25%	86%	$2,235,149
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$26.90	15.35%	0.99% (c)	0.97% (c)	2.89% (c)	20%	$74,398
Year Ended 12/31/2018	$23.32	(6.01%)	0.97%	0.97%	2.99%	87%	$61,764
Year Ended 12/31/2017	$24.81	14.12%	0.98%	0.98%	3.58%	62%	$69,367
Year Ended 12/31/2016	$21.74	13.41%	0.99%	0.99%	3.52%	64%	$59,186
Year Ended 12/31/2015	$19.17	(2.89%)	0.98%	0.98%	3.33%	93%	$46,304
Year Ended 12/31/2014	$19.74	9.79%	0.94%	0.94%	3.01%	86%	$44,491
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$27.21	15.39%	0.86% (c)	0.84% (c)	3.01% (c)	20%	$808,168
Year Ended 12/31/2018	$23.58	(5.87%)	0.85%	0.84%	3.11%	87%	$749,273
Year Ended 12/31/2017	$25.05	14.28%	0.86%	0.86%	3.71%	62%	$939,770
Year Ended 12/31/2016	$21.92	13.52%	0.87%	0.87%	3.66%	64%	$967,557
Year Ended 12/31/2015	$19.31	(2.77%)	0.86%	0.86%	3.45%	93%	$982,852
Year Ended 12/31/2014	$19.86	9.91%	0.81%	0.81%	3.14%	86%	$1,196,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.67% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2020
Class 1	0.72%
Class 2	0.97
Class 3	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $279,054,535 and $337,458,030, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 96.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2019	25

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Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6469 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2012
Tom Heuer, CFA
Co-Portfolio Manager
Managed Fund since 2012
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since February 2019
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.62	6.82	3.26	2.67
Class 2*	05/03/10	4.59	6.57	3.01	2.43
Class 3	09/15/99	4.61	6.69	3.13	2.56
Bloomberg Barclays U.S. Mortgage-Backed Securities Index		4.17	6.22	2.56	3.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2013 reflects returns achieved pursuant to a different investment objective and different principal investment strategies. If the Fund’s current investment objective and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Agency	0.0 (a)
Asset-Backed Securities — Non-Agency	5.5
Commercial Mortgage-Backed Securities - Agency	5.2
Commercial Mortgage-Backed Securities - Non-Agency	4.5
Money Market Funds	2.5
Options Purchased Calls	0.5
Residential Mortgage-Backed Securities - Agency	73.6
Residential Mortgage-Backed Securities - Non-Agency	8.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	81.5
AA rating	2.9
A rating	2.8
BBB rating	5.7
BB rating	1.2
B rating	1.1
Not rated	4.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,046.20	1,022.26	2.31	2.28	0.46
Class 2	1,000.00	1,000.00	1,045.90	1,021.04	3.56	3.52	0.71
Class 3	1,000.00	1,000.00	1,046.10	1,021.63	2.96	2.92	0.59
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	4,379	4,469
Total Asset-Backed Securities — Agency (Cost $4,379)			4,469

Asset-Backed Securities — Non-Agency 7.2%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	4.292%	4,125,000	4,007,673
Avant Loans Funding Trust(a)
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	5,430,000	5,492,792
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.878%	1,900,000	1,896,363
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.297%	2,750,000	2,661,359
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	4.017%	6,500,000	6,385,775
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	813,963	815,245
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.542%	6,000,000	5,865,582
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.842%	2,000,000	1,976,058
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.262%	3,000,000	2,922,216
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.333%	3,000,000	2,972,982
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,500,000	3,518,942
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class A
07/15/2025	3.190%	1,500,000	1,505,546
Series 2019-3A Class B
07/15/2025	3.590%	2,000,000	2,008,432
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,091,908	4,172,256
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,021,796
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.997%	3,750,000	3,692,366
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	2,774,803	2,796,799
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,661,927
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	869,152
Series 2016-A Class RIO
01/25/2038	0.000%	3	709,965
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,533,991
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,375,500
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.351%	5,000,000	4,935,640
Total Asset-Backed Securities — Non-Agency (Cost $73,938,189)			70,798,357

Commercial Mortgage-Backed Securities - Agency 6.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K057 Class A2
07/25/2026	2.570%	14,000,000	14,222,901
Series K063 Class A2
01/25/2027	3.430%	4,395,000	4,703,500
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	7,318,445
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	26,037,282
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,994,472	4,071,249
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,441,399	7,677,277
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	3,645,117	3,605,978
Total Commercial Mortgage-Backed Securities - Agency (Cost $64,349,149)			67,636,632

Commercial Mortgage-Backed Securities - Non-Agency 5.9%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.194%	3,500,000	3,496,018
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.644%	8,000,000	8,025,204
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	3,076,636
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,946,297
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	896,129
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	7,357,301
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	1,100,000	1,102,067
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,013,135
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,030,308
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.645%	4,217,118	4,227,618
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	153,938	159,344
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,049,426
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,902,149
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,155,773
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.894%	2,500,000	2,500,234
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.494%	3,050,000	3,053,396
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $55,491,583)			57,991,035

Residential Mortgage-Backed Securities - Agency 96.4%

Federal Home Loan Mortgage Corp.
09/01/2019	5.500%	1,549	1,548
06/01/2021- 04/01/2047	3.500%	80,469,231	83,607,341
03/01/2022- 09/01/2037	6.000%	33,577	36,862
10/01/2023- 10/01/2040	5.000%	5,726,692	6,220,687
07/01/2039- 06/01/2048	4.500%	28,542,563	30,208,932
10/01/2041- 03/01/2046	4.000%	52,113,197	54,949,603
11/01/2042	3.000%	13,169,658	13,453,501
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.619% Cap 10.997% 01/01/2037	4.564%	65,572	68,671
12-month USD LIBOR + 1.910% Cap 10.609% 09/01/2037	4.685%	99,975	105,029
CMO Series 4119 Class SP
-0.6 x 1-month USD LIBOR + 2.571% Cap 2.571% 10/15/2042	1.203%	22,084	17,283
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.556%	11,234,506	1,888,008

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.556%	16,692,242	3,643,224
CMO Series 4083 Class CS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/15/2038	4.256%	3,239,661	206,367
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	3.806%	8,184,955	761,346
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	3.756%	3,920,096	379,383
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	3.706%	2,413,792	190,482
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.506%	5,324,395	1,089,701
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.556%	13,962,495	2,900,345
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.576%	5,372,520	923,666
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.606%	2,634,036	453,560
Federal Home Loan Mortgage Corp.(h)
CMO Series 266
07/15/2042	4.000%	6,503,776	1,091,125
CMO Series 267
08/15/2042	4.000%	5,323,349	906,065
CMO Series 4120 Class AI
11/15/2039	3.500%	3,208,392	265,756
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4121 Class IA
01/15/2041	3.500%	3,654,494	324,843
CMO Series 4122 Class JI
12/15/2040	4.000%	4,962,528	459,129
CMO Series 4139 Class CI
05/15/2042	3.500%	2,536,082	265,627
CMO Series 4147 Class CI
01/15/2041	3.500%	8,533,136	1,014,402
CMO Series 4148 Class BI
02/15/2041	4.000%	2,642,306	273,397
CMO Series 4177 Class IY
03/15/2043	4.000%	10,598,734	1,924,391
CMO Series 4182 Class DI
05/15/2039	3.500%	10,204,242	767,517
CMO Series 4213 Class DI
06/15/2038	3.500%	7,785,868	514,577
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	1.874%	4,706,702	277,135
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	13,264,711	14,458,109
08/01/2022	6.000%	820	897
09/01/2023- 11/01/2023	5.500%	1,584,391	1,656,415
03/01/2027- 03/01/2028	2.500%	18,965,661	19,134,953
03/01/2027- 04/01/2048	3.500%	120,585,190	124,673,862
05/01/2027- 11/01/2042	3.000%	26,369,185	26,967,972
07/01/2039- 08/01/2047	4.500%	38,708,381	41,479,819
11/01/2042- 06/01/2048	4.000%	103,105,894	108,719,010
CMO Series 2017-72 Class B
09/25/2047	3.000%	7,368,957	7,509,645
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Cap 9.661% 02/01/2033	4.258%	16,995	17,516
6-month USD LIBOR + 1.416% Cap 9.968% 07/01/2033	4.038%	3,123	3,143
12-month USD LIBOR + 1.638% Cap 9.750% 12/01/2033	4.840%	2,784	2,918
12-month USD LIBOR + 1.688% Cap 9.600% 06/01/2034	4.404%	51,690	53,958

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
08/19/2034	2.500%	40,000,000	40,266,406
08/13/2049	3.000%	55,000,000	55,424,316
08/13/2049	3.500%	82,000,000	83,818,239
08/13/2049	4.000%	38,000,000	39,262,461
Federal National Mortgage Association(j)
05/01/2039	4.500%	4,052,848	4,368,007
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	5.745%	890	930
Federal National Mortgage Association(g),(h),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,319,865	0
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	9,961,549	1,000,393
CMO Series 2012-121 Class GI
08/25/2039	3.500%	5,866,787	510,107
CMO Series 2012-129 Class IC
01/25/2041	3.500%	6,047,275	769,983
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,983,925	174,298
CMO Series 2012-134 Class AI
07/25/2040	3.500%	9,286,137	1,065,091
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,273,145	245,264
CMO Series 2012-40 Class IP
09/25/2040	4.000%	10,064,274	952,425
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,593,642	508,057
CMO Series 2013-1 Class BI
02/25/2040	3.500%	6,460,541	536,565
CMO Series 2013-10 Class AI
11/25/2041	3.500%	9,536,667	856,603
CMO Series 2013-16
01/25/2040	3.500%	5,723,881	514,764
CMO Series 2013-41 Class IY
05/25/2040	3.500%	12,236,068	1,066,667
CMO Series 2013-6 Class MI
02/25/2040	3.500%	6,281,540	653,885
Federal National Mortgage Association(b),(h)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	4.246%	1,948,140	181,400
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	4.216%	9,807,474	2,087,286
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.746%	5,535,678	888,613
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	3.446%	7,116,458	1,388,203
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.596%	16,876,883	3,527,221
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	3.596%	12,636,453	2,243,792
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.746%	15,353,319	3,165,716
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	1.546%	50,376,344	4,001,700
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.746%	7,557,424	1,537,596
CMO Series 2019-33 Class SB
1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.638%	13,000,000	2,532,002
Federal National Mortgage Association(b),(e),(h)
CMO Series 2019-34 Class SM
1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.750%	19,967,041	3,918,532

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
03/15/2029- 03/15/2033	6.000%	91,947	100,575
08/20/2040	5.000%	4,606,816	5,061,393
07/20/2041	4.500%	6,333,638	6,756,565
Government National Mortgage Association(i)
07/22/2049	3.000%	35,000,000	35,766,992
07/22/2049	3.500%	15,000,000	15,495,117
07/22/2049	4.500%	40,000,000	41,693,360
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,927,014	683,971
CMO Series 2012-129 Class AI
08/20/2037	3.000%	4,229,407	325,157
CMO Series 2014-131 Class EI
09/16/2039	4.000%	5,346,520	710,099
Government National Mortgage Association(b),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	3.806%	3,179,444	834,526
CMO Series 2016-108 Class SN
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/20/2046	3.697%	4,479,595	993,727
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.817%	7,551,128	1,336,883
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.817%	8,767,528	1,679,275
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.817%	6,836,214	1,216,832
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.817%	10,302,557	1,901,550
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.767%	12,284,903	2,501,398
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.767%	11,275,040	1,889,576
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	3.817%	8,503,196	1,825,432
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.817%	5,463,169	1,049,937
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.817%	6,512,425	1,302,854
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.817%	9,492,189	1,989,954
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.817%	9,328,387	1,829,260
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.667%	10,826,063	1,878,078
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	3.717%	15,903,984	2,819,627
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	3.617%	14,776,193	2,581,383
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	3.656%	13,745,420	3,203,372

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.667%	14,721,547	2,232,400
Total Residential Mortgage-Backed Securities - Agency (Cost $953,767,040)			950,993,535

Residential Mortgage-Backed Securities - Non-Agency 10.7%

American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	330	200
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,772,418
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,538,481
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	4.085%	461,460	464,227
BCAP LLC Trust(a),(g)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	786,083	789,354
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M1
1-month USD LIBOR + 1.700% 10/25/2027	4.130%	2,679,127	2,695,694
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.754%	6,000,000	6,012,671
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	4,157,000	4,173,797
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.254%	8,500,000	8,512,732
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	2,088,756	2,085,103
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-A Class B2
01/25/2035	5.494%	2,099,600	2,275,399
CMO Series 2014-C Class A
02/25/2054	3.250%	473,671	471,989
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,696,646	2,698,562
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,474,998	3,464,108
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	4.078%	396,302	395,644
CMO Series 2014-2R Class 17A2
04/27/2037	5.201%	1,916,634	1,929,730
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-3A Class M1
08/25/2058	4.357%	2,000,000	2,104,114
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	2,511,011	2,589,352
Homeward Opportunities Fund I Trust(a),(d),(e)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,929,514
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.297%	23,230,191	936,460
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	2,741,934	2,754,251
Subordinated, CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	3,545,210	3,575,206
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	1,057,885	1,041,921
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.254%	10,000,000	10,015,992
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.054%	8,000,000	8,028,232
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	4,827,047	4,831,563
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	3,084,405	3,091,249
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.654%	8,800,000	8,794,987

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.187%	3,000,000	3,004,812
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	4.211%	1,986,041	2,014,624
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	2,181,334	2,198,091
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	945,088	969,355
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	1,235,884	1,267,480
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $103,289,022)			105,427,312
Options Purchased Calls 0.6%
Value ($)
(Cost $1,374,375)	6,414,650

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(l),(m)	32,766,702	32,763,425
Total Money Market Funds (Cost $32,763,740)		32,763,425
Total Investments in Securities (Cost: $1,284,977,477)		1,292,029,415
Other Assets & Liabilities, Net		(305,341,163)
Net Assets		986,688,252

At June 30, 2019, securities and/or cash totaling $7,734,752 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,562	09/2019	USD	199,887,188	417,910	—
U.S. Treasury 2-Year Note	33	09/2019	USD	7,100,930	52,522	—
U.S. Treasury 5-Year Note	174	09/2019	USD	20,559,188	346,980	—
Total					817,412	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(1,000)	06/2020	USD	(245,950,000)	—	(327,210)
U.S. Long Bond	(14)	09/2019	USD	(2,178,313)	—	(95,742)
Total					—	(422,952)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	125,000,000	125,000,000	2.45	09/13/2019	871,875	5,774,525
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	75,000,000	75,000,000	1.75	12/06/2019	502,500	640,125
Total							1,374,375	6,414,650

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(55,000,000)	(55,000,000)	2.15	8/15/2019	(280,500)	(1,136,800)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(250,000,000)	(250,000,000)	2.25	7/24/2019	(562,500)	(3,914,900)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(150,000,000)	(150,000,000)	2.05	8/13/2019	(367,500)	(1,588,680)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(175,000,000)	(175,000,000)	1.50	12/20/2019	(870,625)	(745,273)
Total							(2,081,125)	(7,385,653)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,500,000	108,644	(1,167)	153,719	—	—	(46,242)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,000,000	93,123	(1,000)	164,605	—	—	(72,482)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	4,000,000	124,164	(1,333)	252,776	—	—	(129,945)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	2,000,000	89,200	(667)	100,140	—	—	(11,607)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	4,000,000	178,399	(1,333)	263,437	—	—	(86,371)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,000,000	133,800	(1,000)	150,547	—	—	(17,747)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	124,163	(1,333)	183,084	—	—	(60,254)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	3,000,000	93,124	(1,000)	191,334	—	—	(99,210)
Total							944,617	(8,833)	1,459,642	—	—	(523,858)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	1,950,000	501	—	—	501	—
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	16,050,000	(6,953)	—	—	—	(6,953)
Total							(6,452)	—	—	501	(6,953)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.764	USD	2,500,000	(73,140)	833	—	(153,131)	80,824	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $234,216,504, which represents 23.74% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $7,042,822, which represents 0.71% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Negligible market value.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	30,524,096	109,182,906	(106,940,300)	32,766,702	364	(315)	385,208	32,763,425
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	4,469	—	—	4,469
Asset-Backed Securities — Non-Agency	—	66,309,749	4,488,608	—	70,798,357
Commercial Mortgage-Backed Securities - Agency	—	67,636,632	—	—	67,636,632
Commercial Mortgage-Backed Securities - Non-Agency	—	57,991,035	—	—	57,991,035
Residential Mortgage-Backed Securities - Agency	—	947,075,003	3,918,532	—	950,993,535
Residential Mortgage-Backed Securities - Non-Agency	—	101,497,598	3,929,714	—	105,427,312
Options Purchased Calls	—	6,414,650	—	—	6,414,650
Money Market Funds	—	—	—	32,763,425	32,763,425
Total Investments in Securities	—	1,246,929,136	12,336,854	32,763,425	1,292,029,415
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	817,412	—	—	—	817,412
Swap Contracts	—	81,325	—	—	81,325
Liability
Futures Contracts	(422,952)	—	—	—	(422,952)
Options Contracts Written	—	(7,385,653)	—	—	(7,385,653)
Swap Contracts	—	(530,811)	—	—	(530,811)
Total	394,460	1,239,093,997	12,336,854	32,763,425	1,284,588,736
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2019 ($)
Asset-Backed Securities — Non-Agency	5,796,817	—	(495,000)	(268,209)	—	(545,000)	—	—	4,488,608
Residential Mortgage-Backed Securities — Agency	—	(2,080)	—	(22,879)	3,943,491	—	—	—	3,918,532
Residential Mortgage-Backed Securities — Non-Agency	3,865,572	3	—	64,237	—	(98)	—	—	3,929,714
Total	9,662,389	(2,077)	(495,000)	(226,851)	3,943,491	(545,098)	—	—	12,336,854
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2019 was $(670,684), which is comprised of Asset-Backed Securities — Non-Agency of $(712,042), Residential Mortgage-Backed Securities — Agency of $(22,879) and Residential Mortgage-Backed Securities — Non-Agency of $64,237.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,250,839,362)	$1,252,851,340
Affiliated issuers (cost $32,763,740)	32,763,425
Options purchased (cost $1,374,375)	6,414,650
Cash collateral held at broker for:
Options contracts written	5,420,000
Margin deposits on:
Swap contracts	625,730
Unrealized appreciation on swap contracts	80,824
Upfront payments on swap contracts	1,459,642
Receivable for:
Investments sold	383,080
Investments sold on a delayed delivery basis	304,574,620
Capital shares sold	93,269
Dividends	65,601
Interest	3,720,993
Variation margin for futures contracts	117,255
Prepaid expenses	1
Total assets	1,608,570,430
Liabilities
Option contracts written, at value (premiums received $2,081,125)	7,385,653
Due to custodian	256,427
Unrealized depreciation on swap contracts	523,858
Upfront receipts on swap contracts	153,131
Payable for:
Investments purchased on a delayed delivery basis	612,370,996
Capital shares purchased	690,400
Variation margin for futures contracts	1,289
Variation margin for swap contracts	10,109
Management services fees	322,828
Distribution and/or service fees	14,144
Service fees	8,278
Compensation of board members	90,853
Compensation of chief compliance officer	113
Other expenses	54,099
Total liabilities	621,882,178
Net assets applicable to outstanding capital stock	$986,688,252
Represented by
Paid in capital	971,317,012
Total distributable earnings (loss)	15,371,240
Total - representing net assets applicable to outstanding capital stock	$986,688,252
Class 1
Net assets	$862,825,562
Shares outstanding	82,874,850
Net asset value per share	$10.41
Class 2
Net assets	$24,161,675
Shares outstanding	2,324,285
Net asset value per share	$10.40
Class 3
Net assets	$99,701,015
Shares outstanding	9,571,235
Net asset value per share	$10.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	17

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,128,307
Dividends — affiliated issuers	385,208
Interest	15,390,390
Total income	16,903,905
Expenses:
Management services fees	2,046,573
Distribution and/or service fees
Class 2	29,060
Class 3	60,588
Service fees	51,612
Compensation of board members	12,999
Custodian fees	20,882
Printing and postage fees	18,801
Audit fees	18,659
Legal fees	7,628
Interest on collateral	20,888
Compensation of chief compliance officer	105
Other	8,712
Total expenses	2,296,507
Net investment income	14,607,398
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,182,106
Investments — affiliated issuers	364
Futures contracts	4,450,324
Options purchased	646,751
Options contracts written	(7,770,372)
Swap contracts	(530,543)
Net realized gain	4,978,630
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,754,828
Investments — affiliated issuers	(315)
Futures contracts	(376,110)
Options purchased	4,778,107
Options contracts written	(5,496,086)
Swap contracts	149,497
Net change in unrealized appreciation (depreciation)	24,809,921
Net realized and unrealized gain	29,788,551
Net increase in net assets resulting from operations	$44,395,949
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$14,607,398	$28,900,417
Net realized gain (loss)	4,978,630	(5,296,330)
Net change in unrealized appreciation (depreciation)	24,809,921	(6,495,005)
Net increase in net assets resulting from operations	44,395,949	17,109,082
Distributions to shareholders
Net investment income and net realized gains
Class 1	(23,636,118)	(25,694,747)
Class 2	(604,874)	(628,580)
Class 3	(2,620,808)	(3,051,285)
Total distributions to shareholders	(26,861,800)	(29,374,612)
Decrease in net assets from capital stock activity	(733,824)	(61,630,729)
Total increase (decrease) in net assets	16,800,325	(73,896,259)
Net assets at beginning of period	969,887,927	1,043,784,186
Net assets at end of period	$986,688,252	$969,887,927

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,297,631	13,516,572	3,556,707	36,139,197
Distributions reinvested	2,270,520	23,636,118	2,564,346	25,694,747
Redemptions	(3,578,734)	(37,348,129)	(10,115,204)	(102,502,928)
Net decrease	(10,583)	(195,439)	(3,994,151)	(40,668,984)
Class 2
Subscriptions	236,629	2,455,547	318,150	3,215,006
Distributions reinvested	58,217	604,874	62,795	628,580
Redemptions	(218,569)	(2,277,688)	(534,380)	(5,423,566)
Net increase (decrease)	76,277	782,733	(153,435)	(1,579,980)
Class 3
Subscriptions	259,662	2,713,446	117,314	1,187,260
Distributions reinvested	251,759	2,620,808	304,216	3,051,285
Redemptions	(639,314)	(6,655,372)	(2,328,745)	(23,620,310)
Net decrease	(127,893)	(1,321,118)	(1,907,215)	(19,381,765)
Total net decrease	(62,199)	(733,824)	(6,054,801)	(61,630,729)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.23	0.16	0.31	0.47	(0.29)	—	(0.29)
Year Ended 12/31/2018	$10.35	0.30	(0.11)	0.19	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2017	$10.32	0.29	0.05	0.34	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2016	$10.42	0.25	0.03	0.28	(0.30)	(0.08)	(0.38)
Year Ended 12/31/2015	$10.62	0.26	(0.12)	0.14	(0.32)	(0.02)	(0.34)
Year Ended 12/31/2014	$10.22	0.26	0.34	0.60	(0.20)	—	(0.20)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.20	0.14	0.33	0.47	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.32	0.27	(0.11)	0.16	(0.27)	(0.01)	(0.28)
Year Ended 12/31/2017	$10.30	0.26	0.05	0.31	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2016	$10.40	0.22	0.04	0.26	(0.28)	(0.08)	(0.36)
Year Ended 12/31/2015	$10.59	0.23	(0.10)	0.13	(0.30)	(0.02)	(0.32)
Year Ended 12/31/2014	$10.20	0.23	0.33	0.56	(0.17)	—	(0.17)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$10.23	0.15	0.32	0.47	(0.28)	—	(0.28)
Year Ended 12/31/2018	$10.35	0.28	(0.11)	0.17	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2017	$10.32	0.27	0.06	0.33	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2016	$10.42	0.24	0.03	0.27	(0.29)	(0.08)	(0.37)
Year Ended 12/31/2015	$10.62	0.25	(0.12)	0.13	(0.31)	(0.02)	(0.33)
Year Ended 12/31/2014	$10.22	0.25	0.34	0.59	(0.19)	—	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.41	4.62%	0.46% (c),(d)	0.46% (c),(d)	3.07% (c)	171%	$862,826
Year Ended 12/31/2018	$10.23	1.85%	0.46% (d)	0.46% (d)	2.91%	286%	$847,752
Year Ended 12/31/2017	$10.35	3.34%	0.48%	0.48%	2.77%	320%	$898,922
Year Ended 12/31/2016	$10.32	2.71%	0.50%	0.50%	2.38%	333%	$1,031,382
Year Ended 12/31/2015	$10.42	1.34%	0.50%	0.50%	2.45%	356%	$1,247,913
Year Ended 12/31/2014	$10.62	5.92%	0.49%	0.49%	2.48%	300%	$1,652,306
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.40	4.59%	0.71% (c),(d)	0.71% (c),(d)	2.82% (c)	171%	$24,162
Year Ended 12/31/2018	$10.20	1.60%	0.71% (d)	0.71% (d)	2.66%	286%	$22,932
Year Ended 12/31/2017	$10.32	2.99%	0.73%	0.73%	2.52%	320%	$24,782
Year Ended 12/31/2016	$10.30	2.45%	0.75%	0.75%	2.13%	333%	$25,112
Year Ended 12/31/2015	$10.40	1.19%	0.75%	0.75%	2.20%	356%	$24,470
Year Ended 12/31/2014	$10.59	5.57%	0.74%	0.74%	2.23%	300%	$25,273
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$10.42	4.61%	0.59% (c),(d)	0.59% (c),(d)	2.95% (c)	171%	$99,701
Year Ended 12/31/2018	$10.23	1.72%	0.58% (d)	0.58% (d)	2.78%	286%	$99,204
Year Ended 12/31/2017	$10.35	3.22%	0.61%	0.61%	2.65%	320%	$120,079
Year Ended 12/31/2016	$10.32	2.58%	0.62%	0.62%	2.25%	333%	$139,813
Year Ended 12/31/2015	$10.42	1.21%	0.62%	0.62%	2.33%	356%	$151,492
Year Ended 12/31/2014	$10.62	5.78%	0.62%	0.62%	2.35%	300%	$177,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	21

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
22	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
24	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	81,325*
Credit risk	Upfront payments on swap contracts	1,459,642
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	817,412*
Interest rate risk	Investments, at value — Options purchased	6,414,650
Total		8,773,029

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	530,811*
Credit risk	Upfront receipts on swap contracts	153,131
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	422,952*
Interest rate risk	Options contracts written, at value	7,385,653
Total		8,492,547

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(530,543)	(530,543)
Interest rate risk	4,450,324	(7,770,372)	646,751	—	(2,673,297)
Total	4,450,324	(7,770,372)	646,751	(530,543)	(3,203,840)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	149,497	149,497
Interest rate risk	(376,110)	(5,496,086)	4,778,107	—	(1,094,089)
Total	(376,110)	(5,496,086)	4,778,107	149,497	(944,592)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	226,615,630
Futures contracts — short	283,663,001
Credit default swap contracts — buy protection	40,250,000
Credit default swap contracts — sell protection	2,500,000

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Derivative instrument	Average value ($)*
Options contracts — purchased	4,988,544
Options contracts — written	(4,844,445)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
28	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
	Citi ($) (a)	Citi ($) (a)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Options purchased calls	-	-	-	6,414,650	-	6,414,650
OTC credit default swap contracts (b)	588,030	-	132,800	214,954	-	935,784
Total assets	588,030	-	132,800	6,629,604	-	7,350,434
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	10,109	10,109
Options contracts written	-	5,503,580	-	1,882,073	-	7,385,653
OTC credit default swap contracts (b)	-	-	-	72,307	-	72,307
Total liabilities	-	5,503,580	-	1,954,380	10,109	7,468,069
Total financial and derivative net assets	588,030	(5,503,580)	132,800	4,675,224	(10,109)	(117,635)
Total collateral received (pledged) (d)	493,000	(5,420,000)	-	4,675,224	(10,109)	(261,885)
Net amount (e)	95,030	(83,580)	132,800	-	-	144,250

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.58%	0.59%
Class 2	0.83	0.84
Class 3	0.705	0.715
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,286,437,000	26,019,000	(24,327,000)	1,692,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	1,774,853	3,148,644	4,923,497
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,073,993,606 and $2,067,179,825, respectively, for the six months ended June 30, 2019, of which $2,022,841,156 and $1,992,329,014, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 98.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	35

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	37

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
38	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2019	39

Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6491 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Large Cap Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	18.38	10.08	10.35	14.31
Class 2*	04/25/11	18.26	9.82	10.09	14.07
Class 3	05/01/00	18.34	9.97	10.23	14.20
S&P 500 Index		18.54	10.42	10.71	14.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Microsoft Corp.	4.2
Apple, Inc.	3.5
Amazon.com, Inc.	3.2
Facebook, Inc., Class A	1.9
Berkshire Hathaway, Inc., Class B	1.7
Johnson & Johnson	1.5
JPMorgan Chase & Co.	1.5
Alphabet, Inc., Class C	1.4
Exxon Mobil Corp.	1.3
Alphabet, Inc., Class A	1.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	10.2
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	14.2
Industrials	9.4
Information Technology	21.5
Materials	2.8
Real Estate	3.0
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,183.80	1,023.20	1.45	1.34	0.27
Class 2	1,000.00	1,000.00	1,182.60	1,021.97	2.78	2.58	0.52
Class 3	1,000.00	1,000.00	1,183.40	1,022.61	2.09	1.93	0.39
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	301,027	10,087,415
CenturyLink, Inc.	39,574	465,390
Verizon Communications, Inc.	170,592	9,745,921
Total		20,298,726
Entertainment 2.0%
Activision Blizzard, Inc.	31,598	1,491,426
Electronic Arts, Inc.(a)	12,234	1,238,815
Netflix, Inc.(a)	18,035	6,624,616
Take-Two Interactive Software, Inc.(a)	4,646	527,460
Viacom, Inc., Class B	14,592	435,863
Walt Disney Co. (The)	72,005	10,054,778
Total		20,372,958
Interactive Media & Services 4.6%
Alphabet, Inc., Class A(a)	12,349	13,371,497
Alphabet, Inc., Class C(a)	12,637	13,659,460
Facebook, Inc., Class A(a)	99,101	19,126,493
TripAdvisor, Inc.(a)	4,266	197,473
Twitter, Inc.(a)	30,120	1,051,188
Total		47,406,111
Media 1.4%
CBS Corp., Class B Non Voting	14,519	724,498
Charter Communications, Inc., Class A(a)	7,099	2,805,383
Comcast Corp., Class A	186,831	7,899,215
Discovery, Inc., Class A(a)	6,515	200,011
Discovery, Inc., Class C(a)	14,871	423,080
DISH Network Corp., Class A(a)	9,517	365,548
Fox Corp., Class A	14,613	535,420
Fox Corp., Class B	6,699	244,714
Interpublic Group of Companies, Inc. (The)	15,963	360,604
News Corp., Class A	15,904	214,545
News Corp., Class B	5,109	71,322
Omnicom Group, Inc.	9,080	744,106
Total		14,588,446
Total Communication Services		102,666,241
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	10,640	860,031
BorgWarner, Inc.	8,550	358,929
Total		1,218,960
Automobiles 0.4%
Ford Motor Co.	161,641	1,653,588
General Motors Co.	54,415	2,096,610
Harley-Davidson, Inc.	6,558	234,973
Total		3,985,171
Distributors 0.1%
Genuine Parts Co.	6,020	623,551
LKQ Corp.(a)	12,952	344,653
Total		968,204
Diversified Consumer Services 0.0%
H&R Block, Inc.	8,390	245,827
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	16,520	769,006
Chipotle Mexican Grill, Inc.(a)	1,005	736,544
Darden Restaurants, Inc.	5,071	617,293
Hilton Worldwide Holdings, Inc.	12,001	1,172,978
Marriott International, Inc., Class A	11,399	1,599,166
McDonald’s Corp.	31,496	6,540,459
MGM Resorts International	21,055	601,541
Norwegian Cruise Line Holdings Ltd.(a)	8,888	476,663
Royal Caribbean Cruises Ltd.	7,090	859,379
Starbucks Corp.	49,961	4,188,231
Wynn Resorts Ltd.	4,001	496,084
Yum! Brands, Inc.	12,616	1,396,213
Total		19,453,557
Household Durables 0.3%
D.R. Horton, Inc.	14,008	604,165
Garmin Ltd.	5,001	399,080
Leggett & Platt, Inc.	5,412	207,658
Lennar Corp., Class A	11,773	570,520
Mohawk Industries, Inc.(a)	2,538	374,279
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Newell Brands, Inc.	16,053	247,537
PulteGroup, Inc.	10,514	332,453
Whirlpool Corp.	2,615	372,271
Total		3,107,963
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	17,058	32,301,541
Booking Holdings, Inc.(a)	1,785	3,346,357
eBay, Inc.	33,794	1,334,863
Expedia Group, Inc.	4,885	649,852
Total		37,632,613
Leisure Products 0.0%
Hasbro, Inc.	4,778	504,939
Multiline Retail 0.5%
Dollar General Corp.	10,658	1,440,535
Dollar Tree, Inc.(a)	9,797	1,052,100
Kohl’s Corp.	6,682	317,729
Macy’s, Inc.	12,740	273,401
Nordstrom, Inc.	4,333	138,049
Target Corp.	21,133	1,830,329
Total		5,052,143
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,957	455,792
AutoZone, Inc.(a)	1,013	1,113,763
Best Buy Co., Inc.	9,586	668,432
CarMax, Inc.(a)	6,859	595,567
Foot Locker, Inc.	4,634	194,257
Gap, Inc. (The)	8,735	156,968
Home Depot, Inc. (The)	45,387	9,439,134
L Brands, Inc.	9,465	247,036
Lowe’s Companies, Inc.	32,289	3,258,283
O’Reilly Automotive, Inc.(a)	3,231	1,193,273
Ross Stores, Inc.	15,161	1,502,758
Tiffany & Co.	4,459	417,541
TJX Companies, Inc. (The)	50,019	2,645,005
Tractor Supply Co.	4,976	541,389
Ulta Beauty, Inc.(a)	2,292	795,072
Total		23,224,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	6,227	215,952
Hanesbrands, Inc.	14,908	256,716
Nike, Inc., Class B	51,839	4,351,884
PVH Corp.	3,091	292,532
Ralph Lauren Corp.	2,156	244,900
Tapestry, Inc.	11,963	379,586
Under Armour, Inc., Class A(a)	7,754	196,564
Under Armour, Inc., Class C(a)	8,008	177,778
VF Corp.	13,435	1,173,547
Total		7,289,459
Total Consumer Discretionary		102,683,106
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp., Class B	6,864	380,472
Coca-Cola Co. (The)	158,373	8,064,353
Constellation Brands, Inc., Class A	6,899	1,358,689
Molson Coors Brewing Co., Class B	7,743	433,608
Monster Beverage Corp.(a)	16,147	1,030,663
PepsiCo, Inc.	57,826	7,582,723
Total		18,850,508
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	18,143	4,794,469
Kroger Co. (The)	33,277	722,444
Sysco Corp.	19,507	1,379,535
Walgreens Boots Alliance, Inc.	32,054	1,752,392
Walmart, Inc.	57,696	6,374,831
Total		15,023,671
Food Products 1.1%
Archer-Daniels-Midland Co.	23,103	942,602
Campbell Soup Co.	7,949	318,516
ConAgra Foods, Inc.	20,038	531,408
General Mills, Inc.	24,695	1,296,981
Hershey Co. (The)	5,741	769,466
Hormel Foods Corp.	11,235	455,467
JM Smucker Co. (The)	4,692	540,471
Kellogg Co.	10,249	549,039
Kraft Heinz Co. (The)	25,664	796,611

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lamb Weston Holdings, Inc.	6,038	382,568
McCormick & Co., Inc.	5,055	783,576
Mondelez International, Inc., Class A	59,413	3,202,361
Tyson Foods, Inc., Class A	12,157	981,556
Total		11,550,622
Household Products 1.7%
Church & Dwight Co., Inc.	10,159	742,217
Clorox Co. (The)	5,251	803,981
Colgate-Palmolive Co.	35,413	2,538,050
Kimberly-Clark Corp.	14,180	1,889,910
Procter & Gamble Co. (The)	103,465	11,344,937
Total		17,319,095
Personal Products 0.2%
Coty, Inc., Class A	12,398	166,133
Estee Lauder Companies, Inc. (The), Class A	9,046	1,656,413
Total		1,822,546
Tobacco 0.9%
Altria Group, Inc.	77,170	3,654,000
Philip Morris International, Inc.	64,177	5,039,820
Total		8,693,820
Total Consumer Staples		73,260,262
Energy 5.0%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	21,234	522,994
Halliburton Co.	36,053	819,845
Helmerich & Payne, Inc.	4,559	230,777
National Oilwell Varco, Inc.	15,917	353,835
Schlumberger Ltd.	57,137	2,270,624
TechnipFMC PLC	17,377	450,759
Total		4,648,834
Oil, Gas & Consumable Fuels 4.5%
Anadarko Petroleum Corp.	20,711	1,461,368
Apache Corp.	15,507	449,238
Cabot Oil & Gas Corp.	17,456	400,790
Chevron Corp.	78,571	9,777,375
Cimarex Energy Co.	4,188	248,474
Concho Resources, Inc.	8,277	854,021
ConocoPhillips Co.	46,622	2,843,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Devon Energy Corp.	17,130	488,548
Diamondback Energy, Inc.	6,383	695,556
EOG Resources, Inc.	23,937	2,229,971
Exxon Mobil Corp.	174,526	13,373,927
Hess Corp.	10,515	668,439
HollyFrontier Corp.	6,483	300,033
Kinder Morgan, Inc.	80,305	1,676,768
Marathon Oil Corp.	33,735	479,374
Marathon Petroleum Corp.	27,327	1,527,033
Noble Energy, Inc.	19,725	441,840
Occidental Petroleum Corp.	30,855	1,551,389
ONEOK, Inc.	17,021	1,171,215
Phillips 66	17,232	1,611,881
Pioneer Natural Resources Co.	6,947	1,068,866
Valero Energy Corp.	17,215	1,473,776
Williams Companies, Inc. (The)	49,981	1,401,467
Total		46,195,291
Total Energy		50,844,125
Financials 12.9%
Banks 5.4%
Bank of America Corp.	364,745	10,577,605
BB&T Corp.	31,595	1,552,262
Citigroup, Inc.	95,383	6,679,672
Citizens Financial Group, Inc.	18,910	668,658
Comerica, Inc.	6,356	461,700
Fifth Third Bancorp	29,998	836,944
First Republic Bank	6,800	664,020
Huntington Bancshares, Inc.	43,159	596,457
JPMorgan Chase & Co.	133,810	14,959,958
KeyCorp	41,591	738,240
M&T Bank Corp.	5,635	958,345
People’s United Financial, Inc.	16,270	273,011
PNC Financial Services Group, Inc. (The)	18,623	2,556,565
Regions Financial Corp.	41,797	624,447
SunTrust Banks, Inc.	18,308	1,150,658
SVB Financial Group(a)	2,158	484,665
U.S. Bancorp	61,732	3,234,757

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wells Fargo & Co.	166,845	7,895,105
Zions Bancorp	7,532	346,321
Total		55,259,390
Capital Markets 2.6%
Affiliated Managers Group, Inc.	2,107	194,139
Ameriprise Financial, Inc.(b)	5,519	801,138
Bank of New York Mellon Corp. (The)	36,333	1,604,102
BlackRock, Inc.	4,903	2,300,978
Cboe Global Markets, Inc.	4,605	477,216
Charles Schwab Corp. (The)	49,005	1,969,511
CME Group, Inc.	14,770	2,867,005
E*TRADE Financial Corp.	10,092	450,103
Franklin Resources, Inc.	12,138	422,402
Goldman Sachs Group, Inc. (The)	14,037	2,871,970
Intercontinental Exchange, Inc.	23,260	1,998,964
Invesco Ltd.	16,520	337,999
MarketAxess Holdings, Inc.	1,550	498,201
Moody’s Corp.	6,799	1,327,913
Morgan Stanley	52,732	2,310,189
MSCI, Inc.	3,491	833,616
Nasdaq, Inc.	4,789	460,558
Northern Trust Corp.	8,980	808,200
Raymond James Financial, Inc.	5,208	440,336
S&P Global, Inc.	10,150	2,312,069
State Street Corp.	15,396	863,100
T. Rowe Price Group, Inc.	9,755	1,070,221
Total		27,219,930
Consumer Finance 0.7%
American Express Co.	28,250	3,487,180
Capital One Financial Corp.	19,370	1,757,634
Discover Financial Services	13,352	1,035,982
Synchrony Financial	26,163	907,071
Total		7,187,867
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	79,928	17,038,252
Jefferies Financial Group, Inc.	10,454	201,030
Total		17,239,282
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.5%
Aflac, Inc.	30,744	1,685,079
Allstate Corp. (The)	13,742	1,397,424
American International Group, Inc.	35,877	1,911,527
Aon PLC	9,922	1,914,748
Arthur J Gallagher & Co.	7,639	669,100
Assurant, Inc.	2,537	269,886
Chubb Ltd.	18,890	2,782,308
Cincinnati Financial Corp.	6,257	648,663
Everest Re Group Ltd.	1,677	414,521
Hartford Financial Services Group, Inc. (The)	14,915	831,064
Lincoln National Corp.	8,345	537,835
Loews Corp.	11,066	604,978
Marsh & McLennan Companies, Inc.	21,090	2,103,727
MetLife, Inc.	39,196	1,946,865
Principal Financial Group, Inc.	10,681	618,644
Progressive Corp. (The)	24,084	1,925,034
Prudential Financial, Inc.	16,751	1,691,851
Torchmark Corp.	4,175	373,496
Travelers Companies, Inc. (The)	10,802	1,615,115
Unum Group	8,744	293,361
Willis Towers Watson PLC	5,334	1,021,674
Total		25,256,900
Total Financials		132,163,369
Health Care 14.0%
Biotechnology 2.2%
AbbVie, Inc.	60,976	4,434,175
Alexion Pharmaceuticals, Inc.(a)	9,253	1,211,958
Amgen, Inc.	25,155	4,635,563
Biogen, Inc.(a)	8,002	1,871,428
Celgene Corp.(a)	29,094	2,689,449
Gilead Sciences, Inc.	52,451	3,543,590
Incyte Corp.(a)	7,343	623,861
Regeneron Pharmaceuticals, Inc.(a)	3,240	1,014,120
Vertex Pharmaceuticals, Inc.(a)	10,560	1,936,493
Total		21,960,637

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	72,771	6,120,041
ABIOMED, Inc.(a)	1,858	483,990
Align Technology, Inc.(a)	3,003	821,921
Baxter International, Inc.	19,567	1,602,537
Becton Dickinson and Co.	11,125	2,803,611
Boston Scientific Corp.(a)	57,360	2,465,333
Cooper Companies, Inc. (The)	2,038	686,582
Danaher Corp.	25,987	3,714,062
Dentsply Sirona, Inc.	9,653	563,349
Edwards Lifesciences Corp.(a)	8,599	1,588,579
Hologic, Inc.(a)	11,057	530,957
IDEXX Laboratories, Inc.(a)	3,545	976,045
Intuitive Surgical, Inc.(a)	4,758	2,495,809
Medtronic PLC	55,299	5,385,570
ResMed, Inc.	5,914	721,686
Stryker Corp.	12,773	2,625,873
Teleflex, Inc.	1,900	629,185
Varian Medical Systems, Inc.(a)	3,754	511,032
Zimmer Biomet Holdings, Inc.	8,443	994,079
Total		35,720,241
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	6,418	547,199
Anthem, Inc.	10,613	2,995,095
Cardinal Health, Inc.	12,291	578,906
Centene Corp.(a)	17,048	893,997
Cigna Corp.	15,652	2,465,973
CVS Health Corp.	53,585	2,919,847
DaVita, Inc.(a)	5,215	293,396
HCA Healthcare, Inc.	11,012	1,488,492
Henry Schein, Inc.(a)	6,147	429,675
Humana, Inc.	5,569	1,477,456
Laboratory Corp. of America Holdings(a)	4,062	702,320
McKesson Corp.	7,838	1,053,349
Quest Diagnostics, Inc.	5,539	563,925
UnitedHealth Group, Inc.	39,199	9,564,948
Universal Health Services, Inc., Class B	3,419	445,803
WellCare Health Plans, Inc.(a)	2,079	592,660
Total		27,013,041
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Cerner Corp.	13,425	984,052
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	13,033	973,174
Illumina, Inc.(a)	6,068	2,233,934
IQVIA Holdings, Inc.(a)	6,507	1,046,976
Mettler-Toledo International, Inc.(a)	1,026	861,840
PerkinElmer, Inc.	4,580	441,237
Thermo Fisher Scientific, Inc.	16,499	4,845,427
Waters Corp.(a)	2,861	615,802
Total		11,018,390
Pharmaceuticals 4.5%
Allergan PLC	12,710	2,128,035
Bristol-Myers Squibb Co.	67,469	3,059,719
Eli Lilly & Co.	35,635	3,948,002
Johnson & Johnson	109,518	15,253,667
Merck & Co., Inc.	106,202	8,905,038
Mylan NV(a)	21,266	404,905
Nektar Therapeutics(a)	7,193	255,927
Perrigo Co. PLC	5,163	245,862
Pfizer, Inc.	229,005	9,920,496
Zoetis, Inc.	19,739	2,240,179
Total		46,361,830
Total Health Care		143,058,191
Industrials 9.2%
Aerospace & Defense 2.6%
Arconic, Inc.	16,466	425,152
Boeing Co. (The)	21,583	7,856,428
General Dynamics Corp.	11,205	2,037,293
Huntington Ingalls Industries, Inc.	1,712	384,755
L3 Harris Technologies, Inc.	4,875	922,009
L3 Technologies, Inc.	3,279	803,912
Lockheed Martin Corp.	10,144	3,687,750
Northrop Grumman Corp.	7,002	2,262,416
Raytheon Co.	11,492	1,998,229
Textron, Inc.	9,599	509,131

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TransDigm Group, Inc.(a)	2,016	975,341
United Technologies Corp.	33,454	4,355,711
Total		26,218,127
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	5,631	474,975
Expeditors International of Washington, Inc.	7,095	538,227
FedEx Corp.	9,890	1,623,839
United Parcel Service, Inc., Class B	28,776	2,971,697
Total		5,608,738
Airlines 0.4%
Alaska Air Group, Inc.	5,091	325,366
American Airlines Group, Inc.	16,328	532,456
Delta Air Lines, Inc.	24,568	1,394,234
Southwest Airlines Co.	20,156	1,023,521
United Airlines Holdings, Inc.(a)	9,114	797,931
Total		4,073,508
Building Products 0.3%
Allegion PLC	3,878	428,713
AO Smith Corp.	5,825	274,707
Fortune Brands Home & Security, Inc.	5,774	329,869
Johnson Controls International PLC	32,829	1,356,166
Masco Corp.	12,108	475,118
Total		2,864,573
Commercial Services & Supplies 0.4%
Cintas Corp.	3,498	830,040
Copart, Inc.(a)	8,315	621,463
Republic Services, Inc.	8,886	769,883
Rollins, Inc.	6,079	218,054
Waste Management, Inc.	16,111	1,858,726
Total		4,298,166
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,734	399,502
Quanta Services, Inc.	5,863	223,908
Total		623,410
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	9,393	853,260
Eaton Corp. PLC	17,447	1,452,986
Emerson Electric Co.	25,350	1,691,352
Rockwell Automation, Inc.	4,886	800,474
Total		4,798,072
Industrial Conglomerates 1.4%
3M Co.	23,775	4,121,159
General Electric Co.	359,716	3,777,018
Honeywell International, Inc.	30,016	5,240,493
Roper Technologies, Inc.	4,284	1,569,058
Total		14,707,728
Machinery 1.5%
Caterpillar, Inc.	23,591	3,215,217
Cummins, Inc.	5,975	1,023,756
Deere & Co.	13,079	2,167,321
Dover Corp.	5,994	600,599
Flowserve Corp.	5,408	284,947
Fortive Corp.	12,163	991,528
Illinois Tool Works, Inc.	12,359	1,863,861
Ingersoll-Rand PLC	9,948	1,260,113
PACCAR, Inc.	14,285	1,023,663
Parker-Hannifin Corp.	5,292	899,693
Pentair PLC	6,524	242,693
Snap-On, Inc.	2,287	378,819
Stanley Black & Decker, Inc.	6,247	903,379
Wabtec Corp.	6,670	478,639
Xylem, Inc.	7,425	621,027
Total		15,955,255
Professional Services 0.3%
Equifax, Inc.	4,982	673,766
IHS Markit Ltd.(a)	15,004	956,055
Nielsen Holdings PLC	14,668	331,497
Robert Half International, Inc.	4,885	278,494
Verisk Analytics, Inc.	6,753	989,044
Total		3,228,856

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
CSX Corp.	31,711	2,453,480
JB Hunt Transport Services, Inc.	3,586	327,796
Kansas City Southern	4,151	505,675
Norfolk Southern Corp.	10,975	2,187,647
Union Pacific Corp.	29,198	4,937,674
Total		10,412,272
Trading Companies & Distributors 0.2%
Fastenal Co.	23,606	769,319
United Rentals, Inc.(a)	3,247	430,650
W.W. Grainger, Inc.	1,849	495,957
Total		1,695,926
Total Industrials		94,484,631
Information Technology 21.1%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	2,184	567,010
Cisco Systems, Inc.	176,568	9,663,567
F5 Networks, Inc.(a)	2,458	357,958
Juniper Networks, Inc.	14,198	378,093
Motorola Solutions, Inc.	6,793	1,132,597
Total		12,099,225
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	12,325	1,182,461
Corning, Inc.	32,365	1,075,489
FLIR Systems, Inc.	5,582	301,986
IPG Photonics Corp.(a)	1,469	226,593
Keysight Technologies, Inc.(a)	7,758	696,746
TE Connectivity Ltd.	13,891	1,330,480
Total		4,813,755
IT Services 5.2%
Accenture PLC, Class A	26,313	4,861,853
Akamai Technologies, Inc.(a)	6,769	542,468
Alliance Data Systems Corp.	1,854	259,801
Automatic Data Processing, Inc.	17,956	2,968,665
Broadridge Financial Solutions, Inc.	4,792	611,843
Cognizant Technology Solutions Corp., Class A	23,485	1,488,714
DXC Technology Co.	11,069	610,455
Fidelity National Information Services, Inc.	13,362	1,639,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	16,189	1,475,789
FleetCor Technologies, Inc.(a)	3,554	998,141
Gartner, Inc.(a)	3,716	598,053
Global Payments, Inc.	6,459	1,034,280
International Business Machines Corp.	36,571	5,043,141
Jack Henry & Associates, Inc.	3,188	426,937
MasterCard, Inc., Class A	37,075	9,807,450
Paychex, Inc.	13,193	1,085,652
PayPal Holdings, Inc.(a)	48,464	5,547,189
Total System Services, Inc.	6,711	860,820
VeriSign, Inc.(a)	4,322	903,990
Visa, Inc., Class A	71,734	12,449,436
Western Union Co. (The)	17,761	353,266
Total		53,567,193
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.(a)	36,588	1,111,178
Analog Devices, Inc.	15,253	1,721,606
Applied Materials, Inc.	38,616	1,734,245
Broadcom, Inc.	16,327	4,699,890
Intel Corp.	184,667	8,840,009
KLA-Tencor Corp.	6,671	788,512
Lam Research Corp.	6,188	1,162,354
Maxim Integrated Products, Inc.	11,237	672,197
Microchip Technology, Inc.	9,813	850,787
Micron Technology, Inc.(a)	45,652	1,761,711
NVIDIA Corp.	25,119	4,125,293
Qorvo, Inc.(a)	4,910	327,055
QUALCOMM, Inc.	50,150	3,814,911
Skyworks Solutions, Inc.	7,126	550,626
Texas Instruments, Inc.	38,694	4,440,523
Xilinx, Inc.	10,478	1,235,566
Total		37,836,463
Software 6.7%
Adobe, Inc.(a)	20,130	5,931,304
ANSYS, Inc.(a)	3,457	708,063
Autodesk, Inc.(a)	9,063	1,476,363
Cadence Design Systems, Inc.(a)	11,593	820,900
Citrix Systems, Inc.	5,154	505,814
Fortinet, Inc.(a)	5,988	460,058

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	10,696	2,795,186
Microsoft Corp.	316,075	42,341,407
Oracle Corp.	100,089	5,702,070
Red Hat, Inc.(a)	7,337	1,377,595
Salesforce.com, Inc.(a)	32,030	4,859,912
Symantec Corp.	25,496	554,793
Synopsys, Inc.(a)	6,181	795,433
Total		68,328,898
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.(c)	180,293	35,683,590
Hewlett Packard Enterprise Co.	55,235	825,763
HP, Inc.	62,127	1,291,620
NetApp, Inc.	10,186	628,476
Seagate Technology PLC	10,389	489,530
Western Digital Corp.	12,089	574,832
Xerox Corp.	8,065	285,582
Total		39,779,393
Total Information Technology		216,424,927
Materials 2.8%
Chemicals 2.0%
Air Products & Chemicals, Inc.	9,082	2,055,892
Albemarle Corp.	4,366	307,410
Celanese Corp., Class A	5,224	563,147
CF Industries Holdings, Inc.	9,114	425,715
Corteva, Inc.(a)	30,884	913,240
Dow, Inc.	30,884	1,522,890
DuPont de Nemours, Inc.	30,883	2,318,387
Eastman Chemical Co.	5,714	444,721
Ecolab, Inc.	10,461	2,065,420
FMC Corp.	5,427	450,170
International Flavors & Fragrances, Inc.	4,176	605,896
Linde PLC	22,392	4,496,313
LyondellBasell Industries NV, Class A	12,521	1,078,434
Mosaic Co. (The)	14,635	366,314
PPG Industries, Inc.	9,737	1,136,405
Sherwin-Williams Co. (The)	3,355	1,537,563
Total		20,287,917
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,574	592,303
Vulcan Materials Co.	5,451	748,477
Total		1,340,780
Containers & Packaging 0.4%
Amcor PLC(a)	66,950	769,256
Avery Dennison Corp.	3,483	402,913
Ball Corp.	13,810	966,562
International Paper Co.	16,389	709,972
Packaging Corp. of America	3,897	371,462
Sealed Air Corp.	6,422	274,733
WestRock Co.	10,607	386,837
Total		3,881,735
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	59,837	694,707
Newmont Goldcorp Corp.	33,809	1,300,632
Nucor Corp.	12,576	692,938
Total		2,688,277
Total Materials		28,198,709
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 2.9%
Alexandria Real Estate Equities, Inc.	4,654	656,633
American Tower Corp.	18,237	3,728,555
Apartment Investment & Management Co., Class A	6,137	307,586
AvalonBay Communities, Inc.	5,747	1,167,675
Boston Properties, Inc.	6,371	821,859
Crown Castle International Corp.	17,148	2,235,242
Digital Realty Trust, Inc.	8,587	1,011,463
Duke Realty Corp.	14,830	468,776
Equinix, Inc.	3,471	1,750,390
Equity Residential	15,280	1,160,057
Essex Property Trust, Inc.	2,707	790,254
Extra Space Storage, Inc.	5,259	557,980
Federal Realty Investment Trust	3,092	398,126
HCP, Inc.	19,720	630,646
Host Hotels & Resorts, Inc.	30,560	556,803
Iron Mountain, Inc.	11,832	370,342
Kimco Realty Corp.	17,408	321,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	4,371	146,385
Mid-America Apartment Communities, Inc.	4,705	554,061
ProLogis, Inc.	26,023	2,084,442
Public Storage	6,186	1,473,320
Realty Income Corp.	12,988	895,782
Regency Centers Corp.	6,890	459,839
SBA Communications Corp.(a)	4,676	1,051,352
Simon Property Group, Inc.	12,746	2,036,301
SL Green Realty Corp.	3,480	279,688
UDR, Inc.	11,622	521,711
Ventas, Inc.	15,242	1,041,791
Vornado Realty Trust	7,156	458,700
Welltower, Inc.	16,704	1,361,877
Weyerhaeuser Co.	30,722	809,217
Total		30,108,553
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	12,899	661,719
Total Real Estate		30,770,272
Utilities 3.3%
Electric Utilities 2.0%
Alliant Energy Corp.	9,742	478,137
American Electric Power Co., Inc.	20,352	1,791,180
Duke Energy Corp.	30,033	2,650,112
Edison International	13,441	906,058
Entergy Corp.	7,838	806,765
Evergy, Inc.	10,069	605,650
Eversource Energy	13,244	1,003,365
Exelon Corp.	40,051	1,920,045
FirstEnergy Corp.	20,828	891,647
NextEra Energy, Inc.	19,757	4,047,419
Pinnacle West Capital Corp.	4,631	435,731
PPL Corp.	29,771	923,199
Southern Co. (The)	42,935	2,373,447
Xcel Energy, Inc.	21,227	1,262,794
Total		20,095,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	4,830	509,855
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	27,382	458,922
NRG Energy, Inc.	11,018	386,952
Total		845,874
Multi-Utilities 1.1%
Ameren Corp.	10,128	760,714
CenterPoint Energy, Inc.	20,718	593,156
CMS Energy Corp.	11,706	677,895
Consolidated Edison, Inc.	13,496	1,183,329
Dominion Energy, Inc.	33,099	2,559,215
DTE Energy Co.	7,556	966,261
NiSource, Inc.	15,392	443,290
Public Service Enterprise Group, Inc.	20,843	1,225,985
Sempra Energy	11,313	1,554,859
WEC Energy Group, Inc.	13,014	1,084,977
Total		11,049,681
Water Utilities 0.1%
American Water Works Co., Inc.	7,448	863,968
Total Utilities		33,364,927
Total Common Stocks (Cost $696,798,149)		1,007,918,760

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(d)	14,991,169	14,989,670
Total Money Market Funds (Cost $14,989,976)		14,989,670
Total Investments in Securities (Cost: $711,788,125)		1,022,908,430
Other Assets & Liabilities, Net		559,898
Net Assets		1,023,468,328

At June 30, 2019, securities and/or cash totaling $969,808 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	107	09/2019	USD	15,751,470	142,692	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	5,099	480	(60)	5,519	6,117	206,611	9,942	801,138
Columbia Short-Term Cash Fund, 2.433%
	15,474,877	90,343,303	(90,827,011)	14,991,169	(95)	(306)	195,207	14,989,670
Total					6,022	206,305	205,149	15,790,808

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	102,666,241	—	—	—	102,666,241
Consumer Discretionary	102,683,106	—	—	—	102,683,106
Consumer Staples	73,260,262	—	—	—	73,260,262
Energy	50,844,125	—	—	—	50,844,125
Financials	132,163,369	—	—	—	132,163,369
Health Care	143,058,191	—	—	—	143,058,191
Industrials	94,484,631	—	—	—	94,484,631
Information Technology	216,424,927	—	—	—	216,424,927
Materials	28,198,709	—	—	—	28,198,709
Real Estate	30,770,272	—	—	—	30,770,272
Utilities	33,364,927	—	—	—	33,364,927
Total Common Stocks	1,007,918,760	—	—	—	1,007,918,760
Money Market Funds	—	—	—	14,989,670	14,989,670
Total Investments in Securities	1,007,918,760	—	—	14,989,670	1,022,908,430
Investments in Derivatives
Asset
Futures Contracts	142,692	—	—	—	142,692
Total	1,008,061,452	—	—	14,989,670	1,023,051,122
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $696,326,081)	$1,007,117,622
Affiliated issuers (cost $15,462,044)	15,790,808
Receivable for:
Capital shares sold	633,322
Dividends	853,443
Foreign tax reclaims	5,167
Variation margin for futures contracts	71,155
Total assets	1,024,471,517
Liabilities
Due to custodian	1,245
Payable for:
Investments purchased	498,201
Capital shares purchased	141,896
Management services fees	152,290
Distribution and/or service fees	52,221
Service fees	29,039
Compensation of board members	43,512
Compensation of chief compliance officer	94
Other expenses	84,691
Total liabilities	1,003,189
Net assets applicable to outstanding capital stock	$1,023,468,328
Represented by
Trust capital	$1,023,468,328
Total - representing net assets applicable to outstanding capital stock	$1,023,468,328
Class 1
Net assets	$475,225,021
Shares outstanding	20,323,628
Net asset value per share	$23.38
Class 2
Net assets	$10,840,257
Shares outstanding	472,855
Net asset value per share	$22.93
Class 3
Net assets	$537,403,050
Shares outstanding	23,198,754
Net asset value per share	$23.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	17

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,225,026
Dividends — affiliated issuers	205,149
Total income	8,430,175
Expenses:
Management services fees	907,817
Distribution and/or service fees
Class 2	13,363
Class 3	308,231
Service fees	154,754
Compensation of board members	11,916
Custodian fees	18,453
Printing and postage fees	45,422
Licensing fees and expenses	38,931
Audit fees	14,500
Legal fees	9,234
Compensation of chief compliance officer	92
Other	7,130
Total expenses	1,529,843
Net investment income	6,900,332
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	888,001
Investments — affiliated issuers	6,022
Futures contracts	2,732,274
Net realized gain	3,626,297
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	138,080,710
Investments — affiliated issuers	206,305
Futures contracts	368,212
Net change in unrealized appreciation (depreciation)	138,655,227
Net realized and unrealized gain	142,281,524
Net increase in net assets resulting from operations	$149,181,856
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$6,900,332	$13,668,197
Net realized gain	3,626,297	8,589,004
Net change in unrealized appreciation (depreciation)	138,655,227	(67,014,138)
Net increase (decrease) in net assets resulting from operations	149,181,856	(44,756,937)
Increase in net assets from capital stock activity	88,511,634	161,901,096
Total increase in net assets	237,693,490	117,144,159
Net assets at beginning of period	785,774,838	668,630,679
Net assets at end of period	$1,023,468,328	$785,774,838

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,503,133	77,363,557	7,042,724	150,887,718
Redemptions	(29,275)	(664,799)	(30,846)	(662,757)
Net increase	3,473,858	76,698,758	7,011,878	150,224,961
Class 2
Subscriptions	5,508	118,107	18,127	369,211
Redemptions	(55,960)	(1,232,462)	(72,271)	(1,523,050)
Net decrease	(50,452)	(1,114,355)	(54,144)	(1,153,839)
Class 3
Subscriptions	1,022,422	22,529,006	1,723,581	36,758,535
Redemptions	(439,247)	(9,601,775)	(1,128,721)	(23,928,561)
Net increase	583,175	12,927,231	594,860	12,829,974
Total net increase	4,006,581	88,511,634	7,552,594	161,901,096
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$19.75	0.17	3.46	3.63
Year Ended 12/31/2018	$20.72	0.42	(1.39)	(0.97)
Year Ended 12/31/2017	$17.06	0.33	3.33	3.66
Year Ended 12/31/2016	$15.29	0.34	1.43	1.77
Year Ended 12/31/2015	$15.14	0.34 (d)	(0.19)	0.15
Year Ended 12/31/2014	$13.36	0.23	1.55	1.78
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$19.39	0.14	3.40	3.54
Year Ended 12/31/2018	$20.40	0.34	(1.35)	(1.01)
Year Ended 12/31/2017	$16.83	0.28	3.29	3.57
Year Ended 12/31/2016	$15.12	0.26	1.45	1.71
Year Ended 12/31/2015	$15.01	0.29 (e)	(0.18)	0.11
Year Ended 12/31/2014	$13.27	0.20	1.54	1.74
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$19.58	0.16	3.43	3.59
Year Ended 12/31/2018	$20.57	0.37	(1.36)	(0.99)
Year Ended 12/31/2017	$16.96	0.30	3.31	3.61
Year Ended 12/31/2016	$15.21	0.28	1.47	1.75
Year Ended 12/31/2015	$15.08	0.32 (d)	(0.19)	0.13
Year Ended 12/31/2014	$13.32	0.22	1.54	1.76

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.06 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.05 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$23.38	18.38%	0.27% (c)	0.27% (c)	1.60% (c)	1%	$475,225
Year Ended 12/31/2018	$19.75	(4.68%)	0.28%	0.28%	1.94%	3%	$332,816
Year Ended 12/31/2017	$20.72	21.45%	0.29%	0.29%	1.75%	2%	$203,887
Year Ended 12/31/2016	$17.06	11.58%	0.32%	0.31%	2.14%	5%	$31,465
Year Ended 12/31/2015	$15.29	0.99%	0.37%	0.33%	2.21%	4%	$3
Year Ended 12/31/2014	$15.14	13.32%	0.31%	0.31%	1.70%	3%	$3
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$22.93	18.26%	0.52% (c)	0.52% (c)	1.32% (c)	1%	$10,840
Year Ended 12/31/2018	$19.39	(4.95%)	0.53%	0.53%	1.61%	3%	$10,146
Year Ended 12/31/2017	$20.40	21.21%	0.55%	0.55%	1.50%	2%	$11,777
Year Ended 12/31/2016	$16.83	11.31%	0.56%	0.56%	1.65%	5%	$11,332
Year Ended 12/31/2015	$15.12	0.73%	0.58%	0.58%	1.94%	4%	$11,794
Year Ended 12/31/2014	$15.01	13.11%	0.56%	0.56%	1.46%	3%	$15,166
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$23.17	18.34%	0.39% (c)	0.39% (c)	1.46% (c)	1%	$537,403
Year Ended 12/31/2018	$19.58	(4.81%)	0.40%	0.40%	1.75%	3%	$442,813
Year Ended 12/31/2017	$20.57	21.28%	0.42%	0.42%	1.62%	2%	$452,967
Year Ended 12/31/2016	$16.96	11.51%	0.43%	0.43%	1.78%	5%	$347,922
Year Ended 12/31/2015	$15.21	0.86%	0.46%	0.45%	2.10%	4%	$304,143
Year Ended 12/31/2014	$15.08	13.21%	0.44%	0.44%	1.59%	3%	$290,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	21

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	142,692*

24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,732,274

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	368,212
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	12,629,050

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.29%
Class 2	0.54
Class 3	0.415
The Fund had a voluntary expense reimbursement arrangement from May 1, 2019 to June 30, 2019. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2019 through April 30, 2020. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $105,064,195 and $5,205,943, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 98.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	31

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019	33

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
34	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6463 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2012
Robert Cameron
Portfolio Manager
Managed Fund since 2012
Jasmine (Weili) Huang*, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2012
Young Kim
Portfolio Manager
Managed Fund since 2015
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
* Ms. Huang is on a medical leave of absence and a timetable for her return has not been set.
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	17.57	0.25	3.79	6.67
Class 2*	05/03/10	17.45	0.02	3.54	6.42
Class 3	05/01/00	17.53	0.16	3.66	6.55
MSCI Emerging Markets Index (Net)		10.58	1.21	2.49	5.81
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Tencent Holdings Ltd. (China)	6.4
Alibaba Group Holding Ltd., ADR (China)	6.1
Samsung Electronics Co., Ltd. (South Korea)	3.9
Naspers Ltd., Class N (South Africa)	3.8
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.5
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	2.6
PT Bank Central Asia Tbk (Indonesia)	2.3
HDFC Bank Ltd., ADR (India)	2.3
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.2
Itaú Unibanco Holding SA, ADR (Brazil)	1.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	12.3
Consumer Discretionary	22.9
Consumer Staples	3.8
Energy	8.1
Financials	24.9
Health Care	4.9
Industrials	3.5
Information Technology	14.2
Materials	2.8
Real Estate	2.1
Utilities	0.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Argentina	0.3
Brazil	12.2
Canada	1.3
China	28.6
Hong Kong	3.0
Hungary	0.4
India	11.9
Indonesia	7.7
Luxembourg	0.4
Mexico	1.2
Panama	0.6
Peru	1.3
Philippines	1.5
Poland	1.2
Russian Federation	4.9
South Africa	5.0
South Korea	8.4
Taiwan	5.2
Thailand	2.6
United States(a)	2.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,175.70	1,018.68	6.35	5.89	1.19
Class 2	1,000.00	1,000.00	1,174.50	1,017.46	7.68	7.12	1.44
Class 3	1,000.00	1,000.00	1,175.30	1,018.05	7.04	6.53	1.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.14% for Class 1, 1.39% for Class 2 and 1.265% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2019. If this change had been in place for the entire six month period ended June 30, 2019, the actual expenses paid would have been $6.08 for Class 1, $7.41 for Class 2 and $6.77 for Class 3; and the hypothetical expenses paid would have been $5.64 for Class 1, $6.88 for Class 2 and $6.29 for Class 3.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Argentina 0.3%
MercadoLibre, Inc.(a)	2,414	1,476,813
Brazil 10.5%
Arco Platform Ltd., Class A(a)	44,994	1,969,837
B3 SA - Brasil Bolsa Balcao	358,800	3,506,755
BK Brasil Operacao e Assessoria a Restaurantes SA	1,374,500	7,928,534
Fleury SA	216,000	1,214,453
Itaú Unibanco Holding SA, ADR	897,780	8,457,088
Localiza Rent a Car SA	488,101	5,172,158
Lojas Renner SA	187,440	2,294,217
Magazine Luiza SA	37,100	2,016,856
Notre Dame Intermedica Participacoes SA	308,900	3,218,555
Pagseguro Digital Ltd., Class A(a)	116,135	4,525,781
Petroleo Brasileiro SA, ADR	447,120	6,961,658
Stone Co., Ltd., Class A(a)	45,320	1,340,566
Total		48,606,458
Canada 1.3%
First Quantum Minerals Ltd.	214,936	2,041,773
Parex Resources(a)	261,102	4,189,037
Total		6,230,810
China 28.6%
58.Com, Inc., ADR(a)	44,472	2,764,824
Alibaba Group Holding Ltd., ADR(a)	161,541	27,373,123
BeiGene Ltd., ADR(a)	33,985	4,212,441
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China International Travel Service Corp., Ltd., Class A	116,400	1,504,306
China Merchants Bank Co., Ltd., Class H	607,500	3,014,670
China Resources Cement Holdings Ltd.	3,696,000	3,578,299
CNOOC Ltd.	3,375,000	5,756,952
Industrial & Commercial Bank of China Ltd., Class H	5,406,000	3,945,955
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	230,001	4,082,080
Kingdee International Software Group Co., Ltd.	1,591,000	1,723,507
Kweichow Moutai Co., Ltd., Class A	13,700	1,967,643
Midea Group Co., Ltd., Class A	393,400	2,981,564
NetEase, Inc., ADR	21,068	5,388,562
New Oriental Education & Technology Group, Inc., ADR(a)	37,374	3,609,581
Common Stocks (continued)
Issuer	Shares	Value ($)
Nexteer Automotive Group Ltd.	1,601,000	1,993,573
Ping An Insurance Group Co. of China Ltd., Class H	819,000	9,848,374
Shenzhou International Group Holdings Ltd.	263,000	3,628,009
TAL Education Group, ADR(a)	107,370	4,090,797
Tencent Holdings Ltd.	637,001	28,817,555
Tencent Music Entertainment Group, ADR(a)	258,165	3,869,893
Wuliangye Yibin Co., Ltd., Class A	72,300	1,245,267
WuXi AppTec Co., Ltd., Class H	243,040	2,131,193
Wuxi Biologics Cayman, Inc.(a)	486,500	4,364,637
Total		131,892,806
Hong Kong 3.0%
AIA Group Ltd.	518,200	5,595,992
Galaxy Entertainment Group Ltd.	535,000	3,598,945
Techtronic Industries Co., Ltd.	590,500	4,523,721
Total		13,718,658
Hungary 0.4%
Richter Gedeon Nyrt	92,341	1,701,479
India 11.9%
Apollo Hospitals Enterprise Ltd.	107,524	2,118,113
AU Small Finance Bank Ltd.	182,750	1,864,382
Bajaj Finance Ltd.	41,906	2,234,228
Balkrishna Industries Ltd.	125,436	1,373,344
Bandhan Bank Ltd.	145,436	1,134,824
Biocon Ltd.	398,784	1,448,782
Eicher Motors Ltd.	12,992	3,600,432
HDFC Asset Management Co., Ltd.	100,159	2,991,265
HDFC Bank Ltd., ADR	78,814	10,248,973
HDFC Life Insurance Co., Ltd.	689,621	4,636,325
Indraprastha Gas Ltd.	528,298	2,407,431
Jubilant Foodworks Ltd.	223,209	3,986,900
Maruti Suzuki India Ltd.	16,994	1,608,776
Petronet LNG Ltd.	909,800	3,230,263
Reliance Industries Ltd.(a)	463,802	8,416,664
Tech Mahindra Ltd.	205,825	2,107,597
Tejas Networks Ltd.(a)	690,841	1,431,073
Total		54,839,372
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 7.7%
PT Ace Hardware Indonesia Tbk	27,804,300	3,562,577
PT Astra International Tbk	8,092,500	4,268,252
PT Bank Central Asia Tbk	4,980,100	10,568,151
PT Bank Rakyat Indonesia Persero Tbk	37,569,400	11,598,617
PT Pakuwon Jati Tbk	51,750,300	2,673,421
PT Telekomunikasi Indonesia Persero Tbk	8,900,700	2,608,668
Total		35,279,686
Luxembourg 0.4%
Ternium SA, ADR	90,258	2,024,487
Mexico 1.2%
Grupo Financiero Banorte SAB de CV, Class O	419,900	2,438,838
Mexichem SAB de CV	1,472,384	3,099,917
Total		5,538,755
Panama 0.6%
Copa Holdings SA, Class A	30,069	2,933,832
Peru 1.3%
Credicorp Ltd.	25,834	5,913,661
Philippines 1.5%
Ayala Land, Inc.	6,857,300	6,803,060
Poland 1.2%
Dino Polska SA(a)	101,624	3,560,781
KRUK SA(a)	43,622	2,138,733
Total		5,699,514
Russian Federation 4.9%
Detsky Mir PJSC	1,200,851	1,629,335
Lukoil PJSC, ADR	60,689	5,130,642
Mail.ru Group Ltd., GDR(a),(d)	142,503	3,625,870
Sberbank of Russia PJSC, ADR	236,599	3,645,057
TCS Group Holding PLC, GDR	185,573	3,637,231
Yandex NV, Class A(a)	134,701	5,118,638
Total		22,786,773
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 5.0%
AVI Ltd.	429,432	2,785,439
Capitec Bank Holdings Ltd.	21,651	1,996,381
Clicks Group Ltd.	76,040	1,108,289
Naspers Ltd., Class N	70,485	17,060,912
Total		22,951,021
South Korea 7.5%
KB Financial Group, Inc.	71,291	2,825,919
LG Chem Ltd.	6,786	2,085,572
Pearl Abyss Corp.(a)	8,620	1,587,391
Samsung Electronics Co., Ltd.	434,175	17,679,754
SK Hynix, Inc.	87,352	5,254,170
SK Innovation Co., Ltd.	22,330	3,077,963
SK Telecom Co., Ltd.	8,641	1,938,266
Total		34,449,035
Taiwan 5.2%
ASMedia Technology, Inc.	119,000	1,859,225
MediaTek, Inc.	251,000	2,542,321
Silergy Corp.	116,000	2,274,255
Taiwan Semiconductor Manufacturing Co., Ltd.	2,097,838	16,045,070
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,979	1,095,937
Total		23,816,808
Thailand 2.6%
Mega Lifesciences PCL, Foreign Registered Shares	1,322,600	1,511,260
Muangthai Capital PCL, Foreign Registered Shares	3,166,500	5,838,582
Srisawad Corp., PCL, Foreign Registered Shares	771,870	1,417,248
Tisco Financial Group PCL, Foreign Registered Shares	985,800	3,006,873
Total		11,773,963
United States 0.5%
Universal Display Corp.	11,478	2,158,553
Total Common Stocks (Cost $343,676,199)		440,595,544

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Preferred Stocks 2.6%
Issuer	Shares	Value ($)
Brazil 1.7%
Azul SA(a)	292,800	3,287,943
Cia Brasileira de Distribuicao	100,000	2,460,969
Lojas Americanas SA	455,200	1,958,334
Total		7,707,246
South Korea 0.9%
Samsung Electronics Co., Ltd.	122,301	4,056,035
Total Preferred Stocks (Cost $9,162,330)		11,763,281
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(e),(f)	8,459,983	8,459,137
Total Money Market Funds (Cost $8,459,137)		8,459,137
Total Investments in Securities (Cost $361,297,666)		460,817,962
Other Assets & Liabilities, Net		199,763
Net Assets		$461,017,725

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $3,625,870, which represents 0.79% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	2,148,927	49,016,830	(42,705,774)	8,459,983	61	—	56,464	8,459,137
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	1,476,813	—	—	—	1,476,813
Brazil	48,606,458	—	—	—	48,606,458
Canada	6,230,810	—	—	—	6,230,810
China	51,309,221	80,583,584	1	—	131,892,806
Hong Kong	—	13,718,658	—	—	13,718,658
Hungary	—	1,701,479	—	—	1,701,479
India	10,248,973	44,590,399	—	—	54,839,372
Indonesia	—	35,279,686	—	—	35,279,686
Luxembourg	2,024,487	—	—	—	2,024,487
Mexico	5,538,755	—	—	—	5,538,755
Panama	2,933,832	—	—	—	2,933,832
Peru	5,913,661	—	—	—	5,913,661
Philippines	—	6,803,060	—	—	6,803,060
Poland	—	5,699,514	—	—	5,699,514
Russian Federation	5,118,638	17,668,135	—	—	22,786,773
South Africa	—	22,951,021	—	—	22,951,021
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Korea	—	34,449,035	—	—	34,449,035
Taiwan	1,095,937	22,720,871	—	—	23,816,808
Thailand	—	11,773,963	—	—	11,773,963
United States	2,158,553	—	—	—	2,158,553
Total Common Stocks	142,656,138	297,939,405	1	—	440,595,544
Preferred Stocks
Brazil	7,707,246	—	—	—	7,707,246
South Korea	—	4,056,035	—	—	4,056,035
Total Preferred Stocks	7,707,246	4,056,035	—	—	11,763,281
Money Market Funds	—	—	—	8,459,137	8,459,137
Total Investments in Securities	150,363,384	301,995,440	1	8,459,137	460,817,962
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,334,712	4,334,712	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $352,838,529)	$452,358,825
Affiliated issuers (cost $8,459,137)	8,459,137
Foreign currency (cost $26,320)	26,329
Receivable for:
Capital shares sold	3,704
Dividends	1,304,824
Foreign tax reclaims	25,098
Expense reimbursement due from Investment Manager	53,568
Prepaid expenses	1
Total assets	462,231,486
Liabilities
Payable for:
Capital shares purchased	427,676
Foreign capital gains taxes deferred	149,898
Management services fees	375,146
Distribution and/or service fees	27,005
Service fees	10,610
Compensation of board members	80,742
Compensation of chief compliance officer	59
Custodian fees	103,153
Other expenses	39,472
Total liabilities	1,213,761
Net assets applicable to outstanding capital stock	$461,017,725
Represented by
Paid in capital	352,940,214
Total distributable earnings (loss)	108,077,511
Total - representing net assets applicable to outstanding capital stock	$461,017,725
Class 1
Net assets	$218,981,054
Shares outstanding	12,901,626
Net asset value per share	$16.97
Class 2
Net assets	$50,550,367
Shares outstanding	3,004,668
Net asset value per share	$16.82
Class 3
Net assets	$191,486,304
Shares outstanding	11,322,315
Net asset value per share	$16.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,965,186
Dividends — affiliated issuers	56,464
Foreign taxes withheld	(514,123)
Total income	4,507,527
Expenses:
Management services fees	2,419,060
Distribution and/or service fees
Class 2	58,367
Class 3	114,842
Service fees	69,404
Compensation of board members	9,170
Custodian fees	76,331
Printing and postage fees	64,979
Audit fees	23,003
Legal fees	6,552
Compensation of chief compliance officer	47
Other	48,660
Total expenses	2,890,415
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(90,468)
Total net expenses	2,799,947
Net investment income	1,707,580
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,769,284
Investments — affiliated issuers	61
Foreign currency translations	(84,032)
Net realized gain	7,685,313
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	62,083,209
Foreign currency translations	3,091
Foreign capital gains tax	(149,792)
Net change in unrealized appreciation (depreciation)	61,936,508
Net realized and unrealized gain	69,621,821
Net increase in net assets resulting from operations	$71,329,401
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$1,707,580	$3,521,128
Net realized gain	7,685,313	68,769,797
Net change in unrealized appreciation (depreciation)	61,936,508	(203,059,342)
Net increase (decrease) in net assets resulting from operations	71,329,401	(130,768,417)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(26,087,313)	(2,103,200)
Class 2	(6,027,058)	(119,259)
Class 3	(22,829,329)	(990,392)
Total distributions to shareholders	(54,943,700)	(3,212,851)
Increase (decrease) in net assets from capital stock activity	31,853,071	(201,134,283)
Total increase (decrease) in net assets	48,238,772	(335,115,551)
Net assets at beginning of period	412,778,953	747,894,504
Net assets at end of period	$461,017,725	$412,778,953

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	59,228	1,089,939	214,618	3,855,900
Distributions reinvested	1,536,064	26,087,313	106,866	2,103,200
Redemptions	(705,761)	(12,860,481)	(10,036,735)	(195,289,375)
Net increase (decrease)	889,531	14,316,771	(9,715,251)	(189,330,275)
Class 2
Subscriptions	132,432	2,406,260	557,398	10,937,566
Distributions reinvested	358,192	6,027,058	6,369	119,259
Redemptions	(101,595)	(1,847,931)	(175,087)	(3,297,346)
Net increase	389,029	6,585,387	388,680	7,759,479
Class 3
Subscriptions	29,204	532,122	266,425	5,099,121
Distributions reinvested	1,349,242	22,829,329	51,655	990,392
Redemptions	(682,437)	(12,410,538)	(1,352,959)	(25,653,000)
Net increase (decrease)	696,009	10,950,913	(1,034,879)	(19,563,487)
Total net increase (decrease)	1,974,569	31,853,071	(10,361,450)	(201,134,283)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$16.38	0.08	2.80	2.88	(0.04)	(2.25)	(2.29)
Year Ended 12/31/2018	$21.04	0.14	(4.67)	(4.53)	(0.13)	—	(0.13)
Year Ended 12/31/2017	$14.29	0.05	6.73	6.78	(0.03)	—	(0.03)
Year Ended 12/31/2016	$13.61	0.03	0.67	0.70	(0.02)	—	(0.02)
Year Ended 12/31/2015	$15.36	0.06	(1.37)	(1.31)	(0.02)	(0.42)	(0.44)
Year Ended 12/31/2014	$15.81	0.04	(0.39)	(0.35)	(0.03)	(0.07)	(0.10)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$16.26	0.06	2.77	2.83	(0.02)	(2.25)	(2.27)
Year Ended 12/31/2018	$20.84	0.06	(4.59)	(4.53)	(0.05)	—	(0.05)
Year Ended 12/31/2017	$14.17	0.01	6.66	6.67	(0.00) (f)	—	(0.00) (f)
Year Ended 12/31/2016	$13.53	0.02	0.63	0.65	(0.01)	—	(0.01)
Year Ended 12/31/2015	$15.30	0.03	(1.37)	(1.34)	(0.01)	(0.42)	(0.43)
Year Ended 12/31/2014	$15.75	(0.00) (f)	(0.37)	(0.37)	(0.01)	(0.07)	(0.08)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$16.33	0.06	2.80	2.86	(0.03)	(2.25)	(2.28)
Year Ended 12/31/2018	$20.96	0.09	(4.63)	(4.54)	(0.09)	—	(0.09)
Year Ended 12/31/2017	$14.24	0.03	6.71	6.74	(0.02)	—	(0.02)
Year Ended 12/31/2016	$13.58	0.04	0.63	0.67	(0.01)	—	(0.01)
Year Ended 12/31/2015	$15.34	0.04	(1.36)	(1.32)	(0.02)	(0.42)	(0.44)
Year Ended 12/31/2014	$15.79	0.02	(0.38)	(0.36)	(0.02)	(0.07)	(0.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$16.97	17.57%	1.23% (c)	1.19% (c)	0.85% (c)	13%	$218,981
Year Ended 12/31/2018	$16.38	(21.62%)	1.20% (d)	1.20% (d)	0.70%	41%	$196,720
Year Ended 12/31/2017	$21.04	47.51%	1.25% (e)	1.24% (e)	0.31%	43%	$457,065
Year Ended 12/31/2016	$14.29	5.13%	1.29% (e)	1.27% (e)	0.25%	74%	$408,360
Year Ended 12/31/2015	$13.61	(8.83%)	1.28%	1.25%	0.40%	77%	$974,542
Year Ended 12/31/2014	$15.36	(2.27%)	1.27%	1.25%	0.26%	83%	$751,812
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$16.82	17.45%	1.49% (c)	1.44% (c)	0.63% (c)	13%	$50,550
Year Ended 12/31/2018	$16.26	(21.78%)	1.47% (d)	1.46% (d)	0.33%	41%	$42,531
Year Ended 12/31/2017	$20.84	47.10%	1.50% (e)	1.48% (e)	0.04%	43%	$46,421
Year Ended 12/31/2016	$14.17	4.81%	1.54% (e)	1.52% (e)	0.14%	74%	$21,331
Year Ended 12/31/2015	$13.53	(9.06%)	1.53%	1.50%	0.17%	77%	$18,561
Year Ended 12/31/2014	$15.30	(2.40%)	1.52%	1.50%	(0.01%)	83%	$18,142
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$16.91	17.53%	1.36% (c)	1.32% (c)	0.72% (c)	13%	$191,486
Year Ended 12/31/2018	$16.33	(21.73%)	1.34% (d)	1.33% (d)	0.44%	41%	$173,529
Year Ended 12/31/2017	$20.96	47.34%	1.37% (e)	1.36% (e)	0.18%	43%	$244,408
Year Ended 12/31/2016	$14.24	4.97%	1.42% (e)	1.40% (e)	0.26%	74%	$183,897
Year Ended 12/31/2015	$13.58	(8.94%)	1.40%	1.38%	0.28%	77%	$207,067
Year Ended 12/31/2014	$15.34	(2.33%)	1.40%	1.38%	0.15%	83%	$263,988
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 1.10% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	1.14%	1.22%
Class 2	1.39	1.47
Class 3	1.265	1.345
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
361,298,000	117,346,000	(17,826,000)	99,520,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $57,794,357 and $86,153,627, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-2001 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Mid Cap Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund) seeks to provide shareholders with growth of capital.
Portfolio management
Matthew Litfin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Erika Maschmeyer, CFA
Portfolio Manager
Managed Fund since 2018
John Emerson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	26.22	11.95	10.60	12.82
Class 2*	05/03/10	26.02	11.67	10.33	12.56
Class 3	05/01/01	26.13	11.82	10.47	12.69
Russell Midcap Growth Index		26.08	13.94	11.10	16.02
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
ServiceNow, Inc.	2.8
Tractor Supply Co.	2.4
O’Reilly Automotive, Inc.	2.4
Booz Allen Hamilton Holdings Corp.	2.3
ANSYS, Inc.	2.2
Domino’s Pizza, Inc.	2.2
Aspen Technology, Inc.	2.2
CDW Corp.	2.2
SVB Financial Group	2.1
GoDaddy, Inc., Class A	2.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	2.6
Consumer Discretionary	20.6
Consumer Staples	1.0
Energy	1.1
Financials	6.1
Health Care	18.1
Industrials	15.7
Information Technology	30.3
Materials	1.5
Real Estate	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,262.20	1,020.94	4.05	3.62	0.73
Class 2	1,000.00	1,000.00	1,260.20	1,019.71	5.43	4.85	0.98
Class 3	1,000.00	1,000.00	1,261.30	1,020.35	4.71	4.21	0.85
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 2.6%
Live Nation Entertainment, Inc.(a)	105,025	6,957,906
Madison Square Garden Co. (The), Class A(a)	22,667	6,345,400
Total		13,303,306
Total Communication Services		13,303,306
Consumer Discretionary 20.1%
Distributors 1.4%
Pool Corp.	38,397	7,333,827
Diversified Consumer Services 1.7%
Grand Canyon Education, Inc.(a)	72,400	8,472,248
Hotels, Restaurants & Leisure 9.0%
Chipotle Mexican Grill, Inc.(a)	11,025	8,080,002
Choice Hotels International, Inc.	92,718	8,067,393
Churchill Downs, Inc.	80,028	9,208,822
Domino’s Pizza, Inc.	40,398	11,241,956
Six Flags Entertainment Corp.	100,608	4,998,205
Texas Roadhouse, Inc.	96,100	5,157,687
Total		46,754,065
Household Durables 1.4%
NVR, Inc.(a)	2,130	7,178,633
Specialty Retail 6.6%
O’Reilly Automotive, Inc.(a)	32,529	12,013,610
Tractor Supply Co.	111,506	12,131,853
Ulta Beauty, Inc.(a)	29,109	10,097,621
Total		34,243,084
Total Consumer Discretionary		103,981,857
Consumer Staples 1.0%
Food Products 1.0%
Lamb Weston Holdings, Inc.	80,500	5,100,480
Total Consumer Staples		5,100,480
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.	54,836	5,657,978
Total Energy		5,657,978
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.9%
Banks 3.1%
First Republic Bank	55,904	5,459,025
SVB Financial Group(a)	48,013	10,783,240
Total		16,242,265
Capital Markets 2.8%
MSCI, Inc.	22,002	5,253,858
Raymond James Financial, Inc.	107,989	9,130,470
Total		14,384,328
Total Financials		30,626,593
Health Care 17.6%
Biotechnology 2.5%
Sarepta Therapeutics, Inc.(a)	42,880	6,515,616
Seattle Genetics, Inc.(a)	95,099	6,581,802
Total		13,097,418
Health Care Equipment & Supplies 7.3%
ABIOMED, Inc.(a)	20,300	5,287,947
Align Technology, Inc.(a)	22,793	6,238,444
IDEXX Laboratories, Inc.(a)	28,989	7,981,541
ResMed, Inc.	50,552	6,168,860
STERIS PLC	34,769	5,176,409
Varian Medical Systems, Inc.(a)	51,129	6,960,191
Total		37,813,392
Health Care Providers & Services 2.7%
Encompass Health Corp.	133,167	8,437,461
Laboratory Corp. of America Holdings(a)	32,326	5,589,166
Total		14,026,627
Health Care Technology 1.0%
Veeva Systems Inc., Class A(a)	32,025	5,191,573
Life Sciences Tools & Services 4.1%
Agilent Technologies, Inc.	77,806	5,809,774
Mettler-Toledo International, Inc.(a)	10,610	8,912,400
Pra Health Sciences, Inc.(a)	64,500	6,395,175
Total		21,117,349
Total Health Care		91,246,359
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.4%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	126,259	6,578,094
Building Products 2.9%
Allegion PLC	49,600	5,483,280
Lennox International, Inc.	33,950	9,336,250
Total		14,819,530
Commercial Services & Supplies 5.1%
Cintas Corp.	26,895	6,381,915
Copart, Inc.(a)	133,823	10,001,931
Rollins, Inc.	275,296	9,874,867
Total		26,258,713
Machinery 3.3%
Donaldson Co., Inc.	151,716	7,716,276
Toro Co. (The)	139,551	9,335,962
Total		17,052,238
Professional Services 1.3%
CoStar Group, Inc.(a)	12,674	7,022,156
Road & Rail 1.5%
Old Dominion Freight Line, Inc.	52,494	7,835,254
Total Industrials		79,565,985
Information Technology 29.6%
Electronic Equipment, Instruments & Components 2.1%
CDW Corp.	98,244	10,905,084
IT Services 11.3%
Booz Allen Hamilton Holdings Corp.	173,673	11,498,889
EPAM Systems, Inc.(a)	45,100	7,806,810
Gartner, Inc.(a)	65,669	10,568,769
GoDaddy, Inc., Class A(a)	152,341	10,686,721
Jack Henry & Associates, Inc.	35,900	4,807,728
VeriSign, Inc.(a)	33,519	7,010,834
WEX, Inc.(a)	28,927	6,019,709
Total		58,399,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.(a)	216,300	6,569,031
Lam Research Corp.	29,517	5,544,473
Teradyne, Inc.	208,978	10,012,136
Total		22,125,640
Software 11.9%
ANSYS, Inc.(a)	54,939	11,252,606
Aspen Technology, Inc.(a)	88,290	10,972,681
Cadence Design Systems, Inc.(a)	114,653	8,118,579
Guidewire Software, Inc.(a)	54,939	5,569,716
New Relic, Inc.(a)	64,000	5,536,640
ServiceNow, Inc.(a)	51,203	14,058,808
Tyler Technologies, Inc.(a)	29,351	6,340,403
Total		61,849,433
Total Information Technology		153,279,617
Materials 1.4%
Chemicals 1.4%
Celanese Corp., Class A	69,852	7,530,046
Total Materials		7,530,046
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Equity LifeStyle Properties, Inc.	74,978	9,097,831
SBA Communications Corp.(a)	26,885	6,044,823
Total		15,142,654
Total Real Estate		15,142,654
Total Common Stocks (Cost $427,832,209)		505,434,875

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	9,358,346	9,357,410
Total Money Market Funds (Cost $9,357,439)		9,357,410
Total Investments in Securities (Cost: $437,189,648)		514,792,285
Other Assets & Liabilities, Net		3,311,072
Net Assets		518,103,357

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	11,831,346	78,163,265	(80,636,265)	9,358,346	1,221	(29)	154,270	9,357,410
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,303,306	—	—	—	13,303,306
Consumer Discretionary	103,981,857	—	—	—	103,981,857
Consumer Staples	5,100,480	—	—	—	5,100,480
Energy	5,657,978	—	—	—	5,657,978
Financials	30,626,593	—	—	—	30,626,593
Health Care	91,246,359	—	—	—	91,246,359
Industrials	79,565,985	—	—	—	79,565,985
Information Technology	153,279,617	—	—	—	153,279,617
Materials	7,530,046	—	—	—	7,530,046
Real Estate	15,142,654	—	—	—	15,142,654
Total Common Stocks	505,434,875	—	—	—	505,434,875
Money Market Funds	—	—	—	9,357,410	9,357,410
Total Investments in Securities	505,434,875	—	—	9,357,410	514,792,285
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $427,832,209)	$505,434,875
Affiliated issuers (cost $9,357,439)	9,357,410
Receivable for:
Investments sold	6,886,855
Capital shares sold	173
Dividends	251,653
Expense reimbursement due from Investment Manager	54,655
Total assets	521,985,621
Liabilities
Payable for:
Investments purchased	2,631,480
Capital shares purchased	732,823
Management services fees	320,981
Distribution and/or service fees	30,303
Service fees	14,686
Compensation of board members	93,838
Compensation of chief compliance officer	55
Other expenses	58,098
Total liabilities	3,882,264
Net assets applicable to outstanding capital stock	$518,103,357
Represented by
Trust capital	$518,103,357
Total - representing net assets applicable to outstanding capital stock	$518,103,357
Class 1
Net assets	$223,138,228
Shares outstanding	7,197,554
Net asset value per share	$31.00
Class 2
Net assets	$25,344,313
Shares outstanding	835,788
Net asset value per share	$30.32
Class 3
Net assets	$269,620,816
Shares outstanding	8,796,912
Net asset value per share	$30.65
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,056,351
Dividends — affiliated issuers	154,270
Total income	2,210,621
Expenses:
Management services fees	1,981,206
Distribution and/or service fees
Class 2	28,864
Class 3	158,390
Service fees	84,550
Compensation of board members	9,243
Custodian fees	7,541
Printing and postage fees	29,710
Audit fees	14,500
Legal fees	6,834
Compensation of chief compliance officer	51
Other	5,081
Total expenses	2,325,970
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(373,406)
Total net expenses	1,952,564
Net investment income	258,057
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,318,755
Investments — affiliated issuers	1,221
Net realized gain	18,319,976
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	92,511,555
Investments — affiliated issuers	(29)
Net change in unrealized appreciation (depreciation)	92,511,526
Net realized and unrealized gain	110,831,502
Net increase in net assets resulting from operations	$111,089,559
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$258,057	$185,579
Net realized gain	18,319,976	65,173,519
Net change in unrealized appreciation (depreciation)	92,511,526	(85,451,497)
Net increase (decrease) in net assets resulting from operations	111,089,559	(20,092,399)
Decrease in net assets from capital stock activity	(24,127,460)	(34,471,255)
Total increase (decrease) in net assets	86,962,099	(54,563,654)
Net assets at beginning of period	431,141,258	485,704,912
Net assets at end of period	$518,103,357	$431,141,258

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	28,738	842,424	123,243	3,285,951
Redemptions	(303,616)	(8,811,845)	(351,930)	(9,696,344)
Net decrease	(274,878)	(7,969,421)	(228,687)	(6,410,393)
Class 2
Subscriptions	55,495	1,559,057	206,040	5,555,492
Redemptions	(49,701)	(1,413,903)	(92,762)	(2,479,742)
Net increase	5,794	145,154	113,278	3,075,750
Class 3
Subscriptions	11,843	340,638	27,452	751,146
Redemptions	(582,930)	(16,643,831)	(1,187,600)	(31,887,758)
Net decrease	(571,087)	(16,303,193)	(1,160,148)	(31,136,612)
Total net decrease	(840,171)	(24,127,460)	(1,275,557)	(34,471,255)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$24.56	0.03	6.41	6.44
Year Ended 12/31/2018	$25.79	0.03	(1.26)	(1.23)
Year Ended 12/31/2017	$20.97	0.03	4.79	4.82
Year Ended 12/31/2016	$20.50	0.03	0.44	0.47
Year Ended 12/31/2015	$19.41	0.14 (d)	0.95	1.09
Year Ended 12/31/2014	$18.07	(0.02)	1.36	1.34
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$24.06	(0.01)	6.27	6.26
Year Ended 12/31/2018	$25.32	(0.03)	(1.23)	(1.26)
Year Ended 12/31/2017	$20.64	(0.03)	4.71	4.68
Year Ended 12/31/2016	$20.23	0.02	0.39	0.41
Year Ended 12/31/2015	$19.20	0.23 (f)	0.80	1.03
Year Ended 12/31/2014	$17.92	(0.05)	1.33	1.28
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$24.30	0.01	6.34	6.35
Year Ended 12/31/2018	$25.54	(0.00) (g)	(1.24)	(1.24)
Year Ended 12/31/2017	$20.80	0.00 (g)	4.74	4.74
Year Ended 12/31/2016	$20.36	0.05	0.39	0.44
Year Ended 12/31/2015	$19.30	0.25 (h)	0.81	1.06
Year Ended 12/31/2014	$17.99	(0.03)	1.34	1.31

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.27 per share.
(g)	Rounds to zero.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$31.00	26.22%	0.88% (c)	0.73% (c)	0.18% (c)	44%	$223,138
Year Ended 12/31/2018	$24.56	(4.77%)	0.89%	0.74%	0.12%	150%	$183,546
Year Ended 12/31/2017	$25.79	22.98%	0.91%	0.74%	0.14%	115%	$198,617
Year Ended 12/31/2016	$20.97	2.29%	0.92%	0.76%	0.16%	150%	$158,566
Year Ended 12/31/2015	$20.50	5.62%	0.94%	0.84%	0.67%	109%	$18,161
Year Ended 12/31/2014	$19.41	7.41%	0.91% (e)	0.88% (e)	(0.09%)	96%	$81,262
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$30.32	26.02%	1.13% (c)	0.98% (c)	(0.06%) (c)	44%	$25,344
Year Ended 12/31/2018	$24.06	(4.98%)	1.14%	0.99%	(0.12%)	150%	$19,966
Year Ended 12/31/2017	$25.32	22.68%	1.16%	0.99%	(0.11%)	115%	$18,148
Year Ended 12/31/2016	$20.64	2.03%	1.18%	1.01%	0.11%	150%	$12,910
Year Ended 12/31/2015	$20.23	5.36%	1.20%	1.05%	1.11%	109%	$13,920
Year Ended 12/31/2014	$19.20	7.14%	1.17% (e)	1.13% (e)	(0.30%)	96%	$10,439
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$30.65	26.13%	1.01% (c)	0.85% (c)	0.06% (c)	44%	$269,621
Year Ended 12/31/2018	$24.30	(4.86%)	1.01%	0.86%	(0.01%)	150%	$227,630
Year Ended 12/31/2017	$25.54	22.79%	1.03%	0.86%	0.01%	115%	$268,941
Year Ended 12/31/2016	$20.80	2.16%	1.05%	0.88%	0.24%	150%	$247,151
Year Ended 12/31/2015	$20.36	5.49%	1.07%	0.92%	1.24%	109%	$279,919
Year Ended 12/31/2014	$19.30	7.28%	1.04% (e)	1.00% (e)	(0.18%)	96%	$286,989
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.82% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates will provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to some of these arrangements, certain employees of these Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
18	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2020
Class 1	0.73%
Class 2	0.98
Class 3	0.855
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $208,179,045 and $233,384,548, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
20	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 96.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2019	25

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Columbia Variable Portfolio – Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6658 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Select Large Cap Value Fund
(formerly Columbia Variable Portfolio – Select Large-Cap Value Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Large Cap Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead Portfolio Manager
Managed Fund since 2008
Richard Taft
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	14.80	2.87	7.66	13.68
Class 2*	05/03/10	14.64	2.60	7.39	13.42
Class 3	02/04/04	14.68	2.74	7.52	13.55
Russell 1000 Value Index		16.24	8.46	7.46	13.19
S&P 500 Index		18.54	10.42	10.71	14.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Verizon Communications, Inc.	4.7
FMC Corp.	4.2
Corning, Inc.	3.9
Citigroup, Inc.	3.6
Tyson Foods, Inc., Class A	3.5
Cigna Corp.	3.5
Humana, Inc.	3.4
Bank of America Corp.	3.4
American International Group, Inc.	3.4
Teradata Corp.	3.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.1
Money Market Funds	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	4.7
Consumer Discretionary	4.8
Consumer Staples	5.6
Energy	11.2
Financials	23.3
Health Care	12.8
Industrials	9.6
Information Technology	13.2
Materials	9.5
Utilities	5.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,148.00	1,020.94	3.84	3.62	0.73
Class 2	1,000.00	1,000.00	1,146.40	1,019.71	5.16	4.85	0.98
Class 3	1,000.00	1,000.00	1,146.80	1,020.30	4.53	4.26	0.86
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 4.6%
Verizon Communications, Inc.	1,050,000	59,986,500
Total Communication Services		59,986,500
Consumer Discretionary 4.8%
Internet & Direct Marketing Retail 2.3%
Qurate Retail, Inc.(a)	2,397,500	29,705,025
Specialty Retail 2.5%
Lowe’s Companies, Inc.	315,000	31,786,650
Total Consumer Discretionary		61,491,675
Consumer Staples 5.5%
Food Products 3.4%
Tyson Foods, Inc., Class A	550,000	44,407,000
Tobacco 2.1%
Philip Morris International, Inc.	340,000	26,700,200
Total Consumer Staples		71,107,200
Energy 11.1%
Energy Equipment & Services 2.7%
Halliburton Co.	705,575	16,044,775
TechnipFMC PLC	698,900	18,129,466
Total		34,174,241
Oil, Gas & Consumable Fuels 8.4%
Chevron Corp.	231,714	28,834,490
Marathon Petroleum Corp.	533,000	29,784,040
Valero Energy Corp.	261,000	22,344,210
Williams Companies, Inc. (The)	993,816	27,866,601
Total		108,829,341
Total Energy		143,003,582
Financials 22.9%
Banks 12.8%
Bank of America Corp.	1,500,001	43,500,029
Citigroup, Inc.	650,000	45,519,500
JPMorgan Chase & Co.	380,000	42,484,000
Wells Fargo & Co.	710,558	33,623,604
Total		165,127,133
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Morgan Stanley	750,000	32,857,500
Insurance 7.6%
American International Group, Inc.	800,000	42,624,000
MetLife, Inc.	634,427	31,511,989
Unum Group	725,000	24,323,750
Total		98,459,739
Total Financials		296,444,372
Health Care 12.6%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	422,951	34,639,687
Health Care Providers & Services 6.8%
Cigna Corp.	280,000	44,114,000
Humana, Inc.	164,500	43,641,850
Total		87,755,850
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	890,300	40,375,105
Total Health Care		162,770,642
Industrials 9.4%
Aerospace & Defense 2.2%
United Technologies Corp.	220,000	28,644,000
Industrial Conglomerates 3.3%
Honeywell International, Inc.	240,000	41,901,600
Road & Rail 3.9%
CSX Corp.	409,000	31,644,330
Union Pacific Corp.	113,881	19,258,416
Total		50,902,746
Total Industrials		121,448,346
Information Technology 13.0%
Electronic Equipment, Instruments & Components 3.8%
Corning, Inc.	1,496,960	49,743,981
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	832,241	37,375,943
QUALCOMM, Inc.	506,829	38,554,482
Total		75,930,425
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.3%
Teradata Corp.(a)	1,185,154	42,487,771
Total Information Technology		168,162,177
Materials 9.3%
Chemicals 4.5%
FMC Corp.	650,000	53,917,500
Livent Corp.(a)	555,789	3,846,060
Total		57,763,560
Metals & Mining 4.8%
Barrick Gold Corp.	1,750,000	27,597,500
Freeport-McMoRan, Inc.	3,038,500	35,276,985
Total		62,874,485
Total Materials		120,638,045
Utilities 5.2%
Electric Utilities 2.6%
NextEra Energy, Inc.	163,400	33,474,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	2,000,000	33,520,000
Total Utilities		66,994,124
Total Common Stocks (Cost $962,632,636)		1,272,046,663

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	24,262,715	24,260,289
Total Money Market Funds (Cost $24,260,534)		24,260,289
Total Investments in Securities (Cost: $986,893,170)		1,296,306,952
Other Assets & Liabilities, Net		(3,273,792)
Net Assets		1,293,033,160

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	51,492,729	76,298,788	(103,528,802)	24,262,715	439	(245)	345,918	24,260,289
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	59,986,500	—	—	—	59,986,500
Consumer Discretionary	61,491,675	—	—	—	61,491,675
Consumer Staples	71,107,200	—	—	—	71,107,200
Energy	143,003,582	—	—	—	143,003,582
Financials	296,444,372	—	—	—	296,444,372
Health Care	162,770,642	—	—	—	162,770,642
Industrials	121,448,346	—	—	—	121,448,346
Information Technology	168,162,177	—	—	—	168,162,177
Materials	120,638,045	—	—	—	120,638,045
Utilities	66,994,124	—	—	—	66,994,124
Total Common Stocks	1,272,046,663	—	—	—	1,272,046,663
Money Market Funds	—	—	—	24,260,289	24,260,289
Total Investments in Securities	1,272,046,663	—	—	24,260,289	1,296,306,952
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $962,632,636)	$1,272,046,663
Affiliated issuers (cost $24,260,534)	24,260,289
Receivable for:
Capital shares sold	2,836
Dividends	881,511
Foreign tax reclaims	7,000
Prepaid expenses	1
Total assets	1,297,198,300
Liabilities
Payable for:
Capital shares purchased	3,359,068
Management services fees	693,705
Distribution and/or service fees	10,386
Service fees	9,854
Compensation of board members	54,966
Compensation of chief compliance officer	149
Other expenses	37,012
Total liabilities	4,165,140
Net assets applicable to outstanding capital stock	$1,293,033,160
Represented by
Trust capital	$1,293,033,160
Total - representing net assets applicable to outstanding capital stock	$1,293,033,160
Class 1
Net assets	$1,210,346,308
Shares outstanding	48,303,268
Net asset value per share	$25.06
Class 2
Net assets	$28,666,946
Shares outstanding	1,169,659
Net asset value per share	$24.51
Class 3
Net assets	$54,019,906
Shares outstanding	2,181,833
Net asset value per share	$24.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,721,030
Dividends — affiliated issuers	345,918
Foreign taxes withheld	(10,500)
Total income	16,056,448
Expenses:
Management services fees	4,494,074
Distribution and/or service fees
Class 2	34,007
Class 3	32,532
Service fees	35,933
Compensation of board members	14,886
Custodian fees	4,975
Printing and postage fees	10,318
Audit fees	14,500
Legal fees	8,947
Compensation of chief compliance officer	136
Other	10,940
Total expenses	4,661,248
Net investment income	11,395,200
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,263,434
Investments — affiliated issuers	439
Net realized gain	33,263,873
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	127,637,007
Investments — affiliated issuers	(245)
Net change in unrealized appreciation (depreciation)	127,636,762
Net realized and unrealized gain	160,900,635
Net increase in net assets resulting from operations	$172,295,835
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$11,395,200	$21,508,467
Net realized gain	33,263,873	109,983,877
Net change in unrealized appreciation (depreciation)	127,636,762	(294,853,517)
Net increase (decrease) in net assets resulting from operations	172,295,835	(163,361,173)
Decrease in net assets from capital stock activity	(55,111,214)	(62,261,955)
Total increase (decrease) in net assets	117,184,621	(225,623,128)
Net assets at beginning of period	1,175,848,539	1,401,471,667
Net assets at end of period	$1,293,033,160	$1,175,848,539

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,022,057	48,954,121	4,223,107	103,062,384
Redemptions	(4,210,870)	(102,580,764)	(6,926,715)	(170,660,816)
Net decrease	(2,188,813)	(53,626,643)	(2,703,608)	(67,598,432)
Class 2
Subscriptions	86,492	2,036,184	352,349	8,541,349
Redemptions	(67,795)	(1,630,692)	(122,980)	(2,954,022)
Net increase	18,697	405,492	229,369	5,587,327
Class 3
Subscriptions	82,492	1,971,787	266,058	6,591,108
Redemptions	(161,456)	(3,861,850)	(282,072)	(6,841,958)
Net decrease	(78,964)	(1,890,063)	(16,014)	(250,850)
Total net decrease	(2,249,080)	(55,111,214)	(2,490,253)	(62,261,955)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$21.83	0.22	3.01	3.23
Year Ended 12/31/2018	$24.87	0.40	(3.44)	(3.04)
Year Ended 12/31/2017	$20.56	0.30	4.01	4.31
Year Ended 12/31/2016	$17.14	0.26	3.16	3.42
Year Ended 12/31/2015	$18.02	0.27	(1.15)	(0.88)
Year Ended 12/31/2014	$16.17	0.21	1.64	1.85
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$21.38	0.18	2.95	3.13
Year Ended 12/31/2018	$24.42	0.33	(3.37)	(3.04)
Year Ended 12/31/2017	$20.23	0.24	3.95	4.19
Year Ended 12/31/2016	$16.91	0.22	3.10	3.32
Year Ended 12/31/2015	$17.83	0.23	(1.15)	(0.92)
Year Ended 12/31/2014	$16.03	0.17	1.63	1.80
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$21.59	0.20	2.97	3.17
Year Ended 12/31/2018	$24.62	0.36	(3.39)	(3.03)
Year Ended 12/31/2017	$20.38	0.27	3.97	4.24
Year Ended 12/31/2016	$17.01	0.24	3.13	3.37
Year Ended 12/31/2015	$17.91	0.25	(1.15)	(0.90)
Year Ended 12/31/2014	$16.08	0.19	1.64	1.83

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$25.06	14.80%	0.73% (c)	0.73% (c)	1.82% (c)	7%	$1,210,346
Year Ended 12/31/2018	$21.83	(12.22%)	0.73%	0.73%	1.60%	16%	$1,102,434
Year Ended 12/31/2017	$24.87	20.96%	0.76%	0.75%	1.35%	8%	$1,322,918
Year Ended 12/31/2016	$20.56	19.95%	0.82%	0.77%	1.49%	26%	$1,046,757
Year Ended 12/31/2015	$17.14	(4.88%)	0.81%	0.76%	1.54%	13%	$779,920
Year Ended 12/31/2014	$18.02	11.44%	0.81%	0.76%	1.26%	7%	$1,000,413
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$24.51	14.64%	0.98% (c)	0.98% (c)	1.57% (c)	7%	$28,667
Year Ended 12/31/2018	$21.38	(12.45%)	0.98%	0.98%	1.36%	16%	$24,610
Year Ended 12/31/2017	$24.42	20.71%	1.01%	1.00%	1.10%	8%	$22,501
Year Ended 12/31/2016	$20.23	19.63%	1.07%	1.02%	1.25%	26%	$15,026
Year Ended 12/31/2015	$16.91	(5.16%)	1.06%	1.02%	1.32%	13%	$11,918
Year Ended 12/31/2014	$17.83	11.23%	1.07%	1.01%	1.02%	7%	$11,006
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$24.76	14.68%	0.86% (c)	0.86% (c)	1.70% (c)	7%	$54,020
Year Ended 12/31/2018	$21.59	(12.31%)	0.85%	0.85%	1.48%	16%	$48,804
Year Ended 12/31/2017	$24.62	20.81%	0.89%	0.88%	1.22%	8%	$56,053
Year Ended 12/31/2016	$20.38	19.81%	0.95%	0.89%	1.39%	26%	$45,889
Year Ended 12/31/2015	$17.01	(5.02%)	0.94%	0.89%	1.42%	13%	$47,307
Year Ended 12/31/2014	$17.91	11.38%	0.94%	0.88%	1.13%	7%	$69,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	13

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (formerly known as Columbia Variable Portfolio - Select Large-Cap Value Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2019, Columbia Variable Portfolio - Select Large-Cap Value Fund was renamed Columbia Variable Portfolio – Select Large Cap Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
14	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	15

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.71% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
16	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.73%	0.75%
Class 2	0.98	1.00
Class 3	0.855	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $92,806,636 and $106,946,295, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime
18	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 98.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	19

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
20	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
22	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2019	23

Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6473 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2004
Daniel DeYoung
Portfolio Manager
Managed Fund since February 2019
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	10.96	8.75	4.35	8.02
Class 2*	05/03/10	10.75	8.53	4.09	7.78
Class 3	06/01/04	10.91	8.72	4.25	7.91
ICE BofAML BB-B US Cash Pay High Yield Constrained Index		10.36	8.61	4.81	8.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The ICE BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	86.9
Money Market Funds	10.3
Senior Loans	2.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
BBB rating	0.7
BB rating	47.7
B rating	49.6
CCC rating	1.9
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,109.60	1,021.09	3.62	3.47	0.70
Class 2	1,000.00	1,000.00	1,107.50	1,019.86	4.91	4.71	0.95
Class 3	1,000.00	1,000.00	1,109.10	1,020.45	4.29	4.11	0.83
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	207
Ziff Davis Holdings, Inc.(a),(b),(d)	553	5
Total		212
Total Communication Services		212
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	362	50,416
Total Consumer Discretionary		50,416
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	10,101
Total Industrials		10,101
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		60,729

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 85.8%

Aerospace & Defense 2.3%
Bombardier, Inc.(f)
03/15/2025	7.500%	618,000	620,418
04/15/2027	7.875%	565,000	565,691
TransDigm, Inc.(f)
03/15/2026	6.250%	2,347,000	2,459,137
03/15/2027	7.500%	866,000	904,330
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	3,471,000	3,497,959
Total			8,047,535
Automotive 0.4%
IAA Spinco, Inc.(f)
06/15/2027	5.500%	179,000	186,176
Panther BF Aggregator 2 LP/Finance Co., Inc.(f)
05/15/2026	6.250%	530,000	550,772
05/15/2027	8.500%	511,000	525,129
Total			1,262,077
Banking 0.5%
Ally Financial, Inc.
11/01/2031	8.000%	1,439,000	1,900,467
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	186,000	192,571
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(f)
12/15/2023	5.750%	397,000	411,976
05/15/2026	5.875%	1,095,000	1,142,731
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	1,823,000	1,804,666
James Hardie International Finance DAC(f)
01/15/2025	4.750%	308,000	313,776
Total			3,673,149
Cable and Satellite 8.7%
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	548,000	567,236
05/01/2027	5.125%	4,765,000	4,934,867
CSC Holdings LLC(f)
07/15/2023	5.375%	1,899,000	1,950,676
10/15/2025	6.625%	426,000	455,706
02/01/2028	5.375%	1,199,000	1,244,959
04/01/2028	7.500%	1,688,000	1,857,276
02/01/2029	6.500%	1,588,000	1,730,531
DISH DBS Corp.
11/15/2024	5.875%	1,443,000	1,360,525
07/01/2026	7.750%	2,547,000	2,489,550
Sirius XM Radio, Inc.(f),(g)
07/15/2024	4.625%	393,000	401,994
Sirius XM Radio, Inc.(f)
07/15/2026	5.375%	1,292,000	1,340,560
07/01/2029	5.500%	781,000	800,769
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	2,710,000	2,798,842
Viasat, Inc.(f)
04/15/2027	5.625%	305,000	317,247
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	3,741,000	3,829,056
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	1,806,000	1,813,390
Ziggo BV(f)
01/15/2027	5.500%	2,297,000	2,334,878
Total			30,228,062
Chemicals 2.8%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	947,589
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	674,883
Chemours Co. (The)
05/15/2023	6.625%	949,000	981,800
INEOS Group Holdings SA(f)
08/01/2024	5.625%	469,000	478,462
Platform Specialty Products Corp.(f)
12/01/2025	5.875%	2,123,000	2,208,742
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,559,197
12/15/2025	5.750%	921,000	934,290
SPCM SA(f)
09/15/2025	4.875%	669,000	674,299
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	1,213,000	1,248,149
Total			9,707,411
Construction Machinery 1.6%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,009,000	1,036,622
Herc Holdings, Inc.(f),(g)
07/15/2027	5.500%	777,000	781,769
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	301,000	311,905
United Rentals North America, Inc.
09/15/2026	5.875%	1,636,000	1,742,909
12/15/2026	6.500%	934,000	1,010,225
01/15/2030	5.250%	488,000	501,898
Total			5,385,328
Consumer Cyclical Services 0.9%
APX Group, Inc.
12/01/2022	7.875%	2,118,000	2,033,225
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.(f)
11/01/2024	8.500%	585,000	560,189
frontdoor, Inc.(f)
08/15/2026	6.750%	330,000	353,463
GrubHub Holdings, Inc.(f)
07/01/2027	5.500%	257,000	264,003
Total			3,210,880
Consumer Products 2.4%
Energizer Holdings, Inc.(f)
07/15/2026	6.375%	348,000	358,782
01/15/2027	7.750%	596,000	644,256
Mattel, Inc.(f)
12/31/2025	6.750%	661,000	679,935
Prestige Brands, Inc.(f)
12/15/2021	5.375%	1,151,000	1,159,725
03/01/2024	6.375%	1,563,000	1,636,048
Resideo Funding, Inc.(f)
11/01/2026	6.125%	173,000	179,674
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,455,666
Spectrum Brands, Inc.
07/15/2025	5.750%	1,129,000	1,173,102
Valvoline, Inc.
07/15/2024	5.500%	407,000	421,444
08/15/2025	4.375%	795,000	793,967
Total			8,502,599
Diversified Manufacturing 0.6%
BWX Technologies, Inc.(f)
07/15/2026	5.375%	259,000	267,874
CFX Escrow Corp.(f)
02/15/2024	6.000%	282,000	298,332
02/15/2026	6.375%	247,000	265,231
Gates Global LLC/Co.(f)
07/15/2022	6.000%	77,000	76,945
SPX FLOW, Inc.(f)
08/15/2024	5.625%	230,000	239,603
TriMas Corp.(f)
10/15/2025	4.875%	126,000	127,543
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	514,995
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	409,000	431,181
Total			2,221,704

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.9%
AES Corp. (The)
03/15/2023	4.500%	624,000	640,656
09/01/2027	5.125%	1,218,000	1,285,103
Calpine Corp.
01/15/2025	5.750%	842,000	836,584
Calpine Corp.(f)
06/01/2026	5.250%	542,000	551,817
Clearway Energy Operating LLC
08/15/2024	5.375%	3,252,000	3,308,211
09/15/2026	5.000%	519,000	510,131
Clearway Energy Operating LLC(f)
10/15/2025	5.750%	331,000	337,573
NextEra Energy Operating Partners LP(f)
07/15/2024	4.250%	492,000	495,023
09/15/2027	4.500%	2,127,000	2,113,834
NRG Energy, Inc.
01/15/2027	6.625%	1,483,000	1,610,528
NRG Energy, Inc.(f)
06/15/2029	5.250%	975,000	1,040,772
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	982,464
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	1,154,000	1,159,476
Vistra Operations Co. LLC(f)
09/01/2026	5.500%	366,000	386,705
02/15/2027	5.625%	1,114,000	1,179,276
07/31/2027	5.000%	505,000	523,087
Total			16,961,240
Environmental 0.1%
Clean Harbors, Inc.(f),(g)
07/15/2027	4.875%	259,000	263,199
07/15/2029	5.125%	181,000	184,907
Total			448,106
Finance Companies 2.6%
Avolon Holdings Funding Ltd.(f)
10/01/2023	5.125%	760,000	802,918
iStar, Inc.
04/01/2022	6.000%	727,000	746,789
Navient Corp.
03/25/2021	5.875%	223,000	232,226
06/15/2022	6.500%	1,023,000	1,087,498
10/25/2024	5.875%	673,000	680,381
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	1,013,000	953,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(f)
05/01/2025	5.750%	1,818,000	1,875,363
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	584,326
03/15/2024	6.125%	1,226,000	1,317,950
03/15/2025	6.875%	579,000	634,470
01/15/2028	6.625%	249,000	261,455
Total			9,177,096
Food and Beverage 2.2%
B&G Foods, Inc.
04/01/2025	5.250%	1,221,000	1,233,592
Darling Ingredients, Inc.(f)
04/15/2027	5.250%	128,000	133,693
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	577,000	510,196
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	364,665
11/01/2026	4.875%	620,000	645,130
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	380,562
08/15/2026	5.000%	1,366,000	1,387,166
03/01/2027	5.750%	1,807,000	1,863,113
01/15/2028	5.625%	431,000	442,825
Post Holdings, Inc.(f),(g)
12/15/2029	5.500%	621,000	623,088
Total			7,584,030
Gaming 4.1%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	853,069
08/15/2026	6.000%	481,000	505,880
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	550,000	549,927
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	992,236
09/15/2026	6.000%	540,000	589,492
International Game Technology PLC(f)
02/15/2025	6.500%	1,233,000	1,348,892
01/15/2027	6.250%	538,000	588,290
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,112,759
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	391,915
01/15/2028	4.500%	533,000	529,494
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
02/01/2027	5.750%	565,000	608,537
MGM Resorts International
12/15/2021	6.625%	1,946,000	2,102,898

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	740,000	752,490
Scientific Games International, Inc.(f)
10/15/2025	5.000%	1,246,000	1,258,152
03/15/2026	8.250%	669,000	701,156
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	387,000	409,254
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	867,000	896,088
Total			14,190,529
Health Care 3.8%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	101,000	101,979
03/01/2024	6.500%	1,063,000	1,107,459
Avantor, Inc.(f)
10/01/2024	6.000%	335,000	356,636
10/01/2025	9.000%	299,000	332,996
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	1,127,000	1,143,469
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	321,000	338,162
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	603,000	580,420
HCA, Inc.
09/01/2028	5.625%	2,707,000	2,925,866
02/01/2029	5.875%	503,000	550,242
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	543,142
Hologic, Inc.(f)
10/15/2025	4.375%	973,000	986,111
02/01/2028	4.625%	290,000	294,356
IQVIA, Inc.(f)
05/15/2027	5.000%	669,000	690,142
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	643,000	602,532
Teleflex, Inc.
06/01/2026	4.875%	368,000	385,243
11/15/2027	4.625%	599,000	615,822
Tenet Healthcare Corp.
05/01/2025	5.125%	635,000	641,364
Tenet Healthcare Corp.(f)
02/01/2027	6.250%	944,000	976,378
Total			13,172,319
Healthcare Insurance 1.5%
Centene Corp.
01/15/2025	4.750%	1,045,000	1,078,404
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(f)
06/01/2026	5.375%	1,258,000	1,324,167
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,752,000	1,829,165
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	854,000	906,441
Total			5,138,177
Home Construction 1.1%
Lennar Corp.
06/01/2026	5.250%	656,000	694,926
06/15/2027	5.000%	739,000	779,350
Meritage Homes Corp.
04/01/2022	7.000%	491,000	533,292
06/06/2027	5.125%	568,000	577,670
Shea Homes LP/Funding Corp.(f)
04/01/2023	5.875%	122,000	124,621
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	824,000	867,314
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	349,683
Total			3,926,856
Independent Energy 5.4%
Callon Petroleum Co.
10/01/2024	6.125%	296,000	298,873
07/01/2026	6.375%	1,788,000	1,805,077
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,537,000	1,488,892
Centennial Resource Production LLC(f)
01/15/2026	5.375%	620,000	585,337
04/01/2027	6.875%	677,000	683,537
Chesapeake Energy Corp.
10/01/2026	7.500%	1,042,000	929,281
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	2,233,000	2,238,868
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	251,000	217,368
02/01/2026	5.625%	72,000	58,108
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	564,000	507,606
Jagged Peak Energy LLC
05/01/2026	5.875%	902,000	889,547
Matador Resources Co.
09/15/2026	5.875%	1,008,000	1,021,797
MEG Energy Corp.(f)
01/15/2025	6.500%	235,000	236,183

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	657,662
08/15/2025	5.250%	1,284,000	1,304,979
10/15/2027	5.625%	1,580,000	1,652,892
QEP Resources, Inc.
03/01/2026	5.625%	356,000	334,465
SM Energy Co.
06/01/2025	5.625%	268,000	243,460
09/15/2026	6.750%	1,032,000	967,930
01/15/2027	6.625%	373,000	345,216
WPX Energy, Inc.
01/15/2022	6.000%	452,000	472,579
09/15/2024	5.250%	1,117,000	1,145,599
06/01/2026	5.750%	536,000	556,865
Total			18,642,121
Leisure 0.5%
Cedar Fair LP(f)
07/15/2029	5.250%	370,000	377,570
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	526,695
Viking Cruises Ltd.(f)
09/15/2027	5.875%	675,000	683,280
Total			1,587,545
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	672,000	700,713
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	173,000	185,542
Total			886,255
Media and Entertainment 2.9%
iHeartCommunications, Inc.
05/01/2026	6.375%	471,595	500,369
05/01/2027	8.375%	1,113,474	1,165,502
Match Group, Inc.
06/01/2024	6.375%	787,000	826,629
Netflix, Inc.
04/15/2028	4.875%	1,364,000	1,409,188
11/15/2028	5.875%	1,922,000	2,129,653
Netflix, Inc.(f)
05/15/2029	6.375%	498,000	565,455
11/15/2029	5.375%	1,039,000	1,105,068
Nexstar Escrow, Inc.(f),(g)
07/15/2027	5.625%	172,000	176,165
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,500,000	1,551,971
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(f)
08/15/2027	5.000%	520,000	531,749
Total			9,961,749
Metals and Mining 3.1%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	376,000	397,056
09/30/2026	7.000%	298,000	319,574
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	1,036,000	1,087,026
Constellium NV(f)
02/15/2026	5.875%	2,189,000	2,250,056
Freeport-McMoRan, Inc.
11/14/2024	4.550%	344,000	351,803
03/15/2043	5.450%	2,112,000	1,935,426
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	316,000	326,006
01/15/2025	7.625%	1,634,000	1,687,105
Novelis Corp.(f)
08/15/2024	6.250%	399,000	417,938
09/30/2026	5.875%	1,796,000	1,823,050
Total			10,595,040
Midstream 6.1%
Antero Midstream Partners LP/Finance Corp.(f)
03/01/2027	5.750%	774,000	773,944
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	988,000	1,073,676
Cheniere Energy Partners LP(f)
10/01/2026	5.625%	985,000	1,039,276
DCP Midstream Operating LP
05/15/2029	5.125%	640,000	661,215
04/01/2044	5.600%	2,548,000	2,396,626
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	741,097
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	935,207
NGPL PipeCo LLC(f)
08/15/2022	4.375%	340,000	351,052
12/15/2037	7.768%	1,036,000	1,319,141
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	178,890
NuStar Logistics LP
06/01/2026	6.000%	390,000	404,122
04/28/2027	5.625%	798,000	803,922
Rockies Express Pipeline LLC(f)
07/15/2029	4.950%	1,070,000	1,105,478

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	860,000	870,936
Sunoco LP/Finance Corp.
01/15/2023	4.875%	349,000	357,122
02/15/2026	5.500%	930,000	967,730
Tallgrass Energy Partners LP/Finance Corp.(f)
01/15/2028	5.500%	835,000	843,904
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,140,000	2,217,098
01/15/2028	5.000%	2,341,000	2,362,390
Targa Resources Partners LP/Finance Corp.(f)
07/15/2027	6.500%	176,000	192,036
01/15/2029	6.875%	467,000	517,737
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	942,998
Total			21,055,597
Oil Field Services 1.1%
Apergy Corp.
05/01/2026	6.375%	1,043,000	1,052,289
Calfrac Holdings LP(f)
06/15/2026	8.500%	473,000	331,724
Nabors Industries, Inc.
02/01/2025	5.750%	1,297,000	1,150,354
SESI LLC
09/15/2024	7.750%	293,000	188,886
Transocean Guardian Ltd.(f)
01/15/2024	5.875%	476,280	485,062
Transocean Poseidon Ltd.(f)
02/01/2027	6.875%	283,000	299,321
Transocean Sentry Ltd.(f)
05/15/2023	5.375%	428,000	428,535
Total			3,936,171
Other Industry 0.3%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	1,083,000	1,104,165
Other REIT 0.5%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	508,000	522,582
03/15/2027	5.375%	1,301,000	1,370,528
Total			1,893,110
Packaging 3.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
09/15/2022	4.250%	1,244,000	1,255,926
05/15/2024	7.250%	3,573,000	3,774,242
02/15/2025	6.000%	798,000	827,659
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global Escrow Corp.(f)
07/15/2026	4.875%	614,000	626,954
07/15/2027	5.625%	451,000	468,861
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,513,216
BWAY Holding Co.(f)
04/15/2024	5.500%	1,005,000	1,005,147
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,464,149
Total			10,936,154
Pharmaceuticals 2.5%
Bausch Health Companies, Inc.(f)
04/15/2025	6.125%	656,000	670,349
12/15/2025	9.000%	803,000	897,789
04/01/2026	9.250%	1,860,000	2,082,899
01/31/2027	8.500%	705,000	776,165
01/15/2028	7.000%	424,000	439,200
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	569,000	578,747
07/15/2027	5.000%	187,000	190,155
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,707,606
Par Pharmaceutical, Inc.(f)
04/01/2027	7.500%	324,000	318,153
Total			8,661,063
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(c),(e),(f)
12/01/2097	0.000%	30,000	0
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	645,000	7
Total			7
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(f)
10/15/2025	5.000%	2,125,000	2,143,572
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	640,000	639,771
11/01/2035	6.875%	388,000	345,063
Party City Holdings, Inc.(f)
08/01/2026	6.625%	242,000	234,490
PetSmart, Inc.(f)
06/01/2025	5.875%	904,000	876,800
Total			2,096,124

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(f)
03/15/2026	7.500%	401,000	428,255
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	331,000	334,024
Total			762,279
Technology 6.6%
Camelot Finance SA(f)
10/15/2024	7.875%	1,129,000	1,186,163
CDK Global, Inc.
06/01/2027	4.875%	1,146,000	1,186,293
CommScope Finance LLC(f)
03/01/2024	5.500%	490,000	502,828
03/01/2026	6.000%	739,000	757,700
03/01/2027	8.250%	296,000	302,206
CommScope Technologies LLC(f)
06/15/2025	6.000%	1,029,000	963,894
03/15/2027	5.000%	411,000	358,457
Equinix, Inc.
01/15/2026	5.875%	1,703,000	1,812,806
05/15/2027	5.375%	1,784,000	1,914,407
First Data Corp.(f)
01/15/2024	5.750%	3,299,000	3,394,272
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,178,151
Iron Mountain, Inc.
08/15/2024	5.750%	1,023,000	1,033,156
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	587,394
NCR Corp.
07/15/2022	5.000%	1,139,000	1,147,955
12/15/2023	6.375%	1,152,000	1,188,414
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,738,871
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	1,403,000	1,389,335
Refinitiv US Holdings, Inc.(f)
11/15/2026	8.250%	321,000	330,427
Symantec Corp.(f)
04/15/2025	5.000%	1,181,000	1,210,695
VeriSign, Inc.
07/15/2027	4.750%	617,000	645,194
Total			22,828,618
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	340,000	347,225
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,319,000	1,326,524
Hertz Corp. (The)(f)
06/01/2022	7.625%	1,350,000	1,402,149
10/15/2024	5.500%	605,000	578,345
XPO Logistics, Inc.(f)
06/15/2022	6.500%	488,000	497,757
Total			4,152,000
Wireless 6.9%
Altice France SA(f)
05/01/2026	7.375%	3,504,000	3,591,684
02/01/2027	8.125%	817,000	858,024
SBA Communications Corp.
09/01/2024	4.875%	2,648,000	2,724,673
Sprint Capital Corp.
11/15/2028	6.875%	1,535,000	1,577,326
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,348,850
Sprint Corp.
02/15/2025	7.625%	779,000	831,970
03/01/2026	7.625%	1,214,000	1,292,940
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,406,944
02/01/2026	4.500%	603,000	618,010
02/01/2028	4.750%	992,000	1,022,028
Wind Tre SpA(f)
01/20/2026	5.000%	1,817,000	1,772,514
Total			24,044,963
Wirelines 2.2%
CenturyLink, Inc.
06/15/2021	6.450%	483,000	510,200
03/15/2022	5.800%	1,511,000	1,579,065
04/01/2024	7.500%	2,196,000	2,426,580
Frontier Communications Corp.(f)
04/01/2026	8.500%	359,000	348,564
Telecom Italia Capital SA
09/30/2034	6.000%	533,000	541,232
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,165,000	2,207,555
Total			7,613,196
Total Corporate Bonds & Notes (Cost $290,205,343)			297,829,865

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Senior Loans 2.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(h),(i)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.669%	851,465	836,921
Diversified Manufacturing 0.3%
Gates Global LLC(h),(i),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	5.152%	1,020,467	1,013,273
Finance Companies 0.2%
Ellie Mae, Inc.(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	760,000	756,831
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(h),(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.169%	675,049	674,415
Health Care 0.0%
Avantor, Inc.(h),(i)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	5.402%	144,370	144,912
Metals and Mining 0.1%
Big River Steel LLC(h),(i)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	148,727	149,099
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(h),(i)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.644%	1,029,394	1,015,404
Technology 1.4%
Ascend Learning LLC(h),(i)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.402%	1,175,813	1,157,071
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)(h),(i)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.404%	1,059,000	1,058,672
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.652%	1,017,161	1,004,446
Project Alpha Intermediate Holding, Inc.(h),(i)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	6.370%	189,212	183,063
3-month USD LIBOR + 4.250% 04/26/2024	6.780%	568,707	564,442
Tempo Acquisition LLC(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.402%	509,391	506,951
Ultimate Software Group, Inc. (The)(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	0.000%	422,000	422,527
Total			4,897,172
Total Senior Loans (Cost $9,497,246)			9,488,027

Money Market Funds 10.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(k),(l)	35,300,623	35,297,092
Total Money Market Funds (Cost $35,297,092)		35,297,092
Total Investments in Securities (Cost: $335,331,667)		342,675,713
Other Assets & Liabilities, Net		4,657,532
Net Assets		347,333,245

At June 30, 2019, securities and/or cash totaling $868,210 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	15,750,000	285,558	—	—	285,558	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2019, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $174,204,470, which represents 50.15% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	10,785,044	70,589,434	(46,073,855)	35,300,623	481	—	321,081	35,297,092
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	207	—	5	—	212
Consumer Discretionary	50,416	—	—	—	50,416
Industrials	10,101	—	—	—	10,101
Utilities	—	—	0*	—	0*
Total Common Stocks	60,724	—	5	—	60,729
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	297,829,865	—	—	297,829,865
Senior Loans	—	9,488,027	—	—	9,488,027
Money Market Funds	—	—	—	35,297,092	35,297,092
Total Investments in Securities	60,724	307,317,892	5	35,297,092	342,675,713
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Swap Contracts	—	285,558	—	—	285,558
Total	60,724	307,603,450	5	35,297,092	342,961,271

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain convertible bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $300,034,575)	$307,378,621
Affiliated issuers (cost $35,297,092)	35,297,092
Cash	54,657
Margin deposits on:
Swap contracts	868,210
Receivable for:
Investments sold	227,540
Investments sold on a delayed delivery basis	2,669,974
Capital shares sold	459,731
Dividends	53,048
Interest	4,762,019
Foreign tax reclaims	24,699
Variation margin for swap contracts	8,845
Expense reimbursement due from Investment Manager	26,742
Total assets	351,831,178
Liabilities
Payable for:
Investments purchased	259,428
Investments purchased on a delayed delivery basis	3,667,775
Capital shares purchased	152,759
Management services fees	172,046
Distribution and/or service fees	20,842
Service fees	15,942
Compensation of board members	152,544
Compensation of chief compliance officer	39
Other expenses	56,558
Total liabilities	4,497,933
Net assets applicable to outstanding capital stock	$347,333,245
Represented by
Paid in capital	339,716,372
Total distributable earnings (loss)	7,616,873
Total - representing net assets applicable to outstanding capital stock	$347,333,245
Class 1
Net assets	$161,835,749
Shares outstanding	22,229,522
Net asset value per share	$7.28
Class 2
Net assets	$35,032,986
Shares outstanding	4,836,777
Net asset value per share	$7.24
Class 3
Net assets	$150,464,510
Shares outstanding	20,536,441
Net asset value per share	$7.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	17

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,309
Dividends — affiliated issuers	321,081
Interest	9,269,145
Interfund lending	1,569
Total income	9,593,104
Expenses:
Management services fees	1,080,862
Distribution and/or service fees
Class 2	41,549
Class 3	91,881
Service fees	69,700
Compensation of board members	8,751
Custodian fees	7,606
Printing and postage fees	42,140
Audit fees	15,520
Legal fees	5,972
Compensation of chief compliance officer	36
Other	4,088
Total expenses	1,368,105
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(76,221)
Total net expenses	1,291,884
Net investment income	8,301,220
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,007,692)
Investments — affiliated issuers	481
Futures contracts	(469,421)
Swap contracts	176,702
Net realized loss	(3,299,930)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	28,451,965
Futures contracts	519,334
Swap contracts	285,558
Net change in unrealized appreciation (depreciation)	29,256,857
Net realized and unrealized gain	25,956,927
Net increase in net assets resulting from operations	$34,258,147
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$8,301,220	$17,247,730
Net realized gain (loss)	(3,299,930)	1,597,925
Net change in unrealized appreciation (depreciation)	29,256,857	(31,618,848)
Net increase (decrease) in net assets resulting from operations	34,258,147	(12,773,193)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(8,138,453)	(6,716,400)
Class 2	(1,674,690)	(1,694,254)
Class 3	(7,392,394)	(8,449,722)
Total distributions to shareholders	(17,205,537)	(16,860,376)
Increase (decrease) in net assets from capital stock activity	12,953,534	(21,733,292)
Total increase (decrease) in net assets	30,006,144	(51,366,861)
Net assets at beginning of period	317,327,101	368,693,962
Net assets at end of period	$347,333,245	$317,327,101

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,359,461	10,041,867	2,240,793	16,289,313
Distributions reinvested	1,119,457	8,138,453	954,034	6,716,400
Redemptions	(265,371)	(1,964,062)	(683,260)	(4,965,238)
Net increase	2,213,547	16,216,258	2,511,567	18,040,475
Class 2
Subscriptions	201,985	1,482,026	425,706	3,110,248
Distributions reinvested	231,311	1,674,690	241,691	1,694,254
Redemptions	(384,059)	(2,802,310)	(749,784)	(5,431,221)
Net increase (decrease)	49,237	354,406	(82,387)	(626,719)
Class 3
Subscriptions	149,652	1,125,457	173,853	1,314,895
Distributions reinvested	1,009,890	7,392,394	1,191,780	8,449,722
Redemptions	(1,640,180)	(12,134,981)	(6,661,409)	(48,911,665)
Net decrease	(480,638)	(3,617,130)	(5,295,776)	(39,147,048)
Total net increase (decrease)	1,782,146	12,953,534	(2,866,596)	(21,733,292)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$6.91	0.19	0.57	0.76	(0.39)	—	(0.39)
Year Ended 12/31/2018	$7.56	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$7.56	0.35	0.14	0.49	(0.49)	—	(0.49)
Year Ended 12/31/2016	$8.07	0.40	0.41	0.81	(0.93)	(0.39)	(1.32)
Year Ended 12/31/2015	$9.06	0.43	(0.49)	(0.06)	(0.85)	(0.08)	(0.93)
Year Ended 12/31/2014	$8.71	0.45	(0.10)	0.35	—	—	—
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$6.87	0.18	0.56	0.74	(0.37)	—	(0.37)
Year Ended 12/31/2018	$7.51	0.35	(0.64)	(0.29)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$7.52	0.33	0.13	0.46	(0.47)	—	(0.47)
Year Ended 12/31/2016	$8.02	0.38	0.42	0.80	(0.91)	(0.39)	(1.30)
Year Ended 12/31/2015	$9.01	0.40	(0.47)	(0.07)	(0.84)	(0.08)	(0.92)
Year Ended 12/31/2014	$8.69	0.44	(0.12)	0.32	—	—	—
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$6.95	0.18	0.58	0.76	(0.38)	—	(0.38)
Year Ended 12/31/2018	$7.60	0.36	(0.65)	(0.29)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$7.60	0.35	0.13	0.48	(0.48)	—	(0.48)
Year Ended 12/31/2016	$8.10	0.38	0.43	0.81	(0.92)	(0.39)	(1.31)
Year Ended 12/31/2015	$9.08	0.42	(0.48)	(0.06)	(0.84)	(0.08)	(0.92)
Year Ended 12/31/2014	$8.75	0.45	(0.12)	0.33	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$7.28	10.96%	0.75% (c)	0.70% (c)	5.12% (c)	25%	$161,836
Year Ended 12/31/2018	$6.91	(3.75%)	0.74%	0.73%	5.05%	42%	$138,357
Year Ended 12/31/2017	$7.56	6.56%	0.76%	0.76%	4.66%	50%	$132,262
Year Ended 12/31/2016	$7.56	10.93%	0.74%	0.74%	4.99%	48%	$112,544
Year Ended 12/31/2015	$8.07	(1.00%)	0.73%	0.72%	4.85%	52%	$328,741
Year Ended 12/31/2014	$9.06	4.02%	0.71%	0.71%	5.04%	59%	$843,225
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$7.24	10.75%	1.00% (c)	0.95% (c)	4.87% (c)	25%	$35,033
Year Ended 12/31/2018	$6.87	(3.90%)	0.99%	0.98%	4.79%	42%	$32,893
Year Ended 12/31/2017	$7.51	6.20%	1.01%	1.01%	4.41%	50%	$36,579
Year Ended 12/31/2016	$7.52	10.80%	0.98%	0.98%	4.72%	48%	$33,095
Year Ended 12/31/2015	$8.02	(1.21%)	0.99%	0.98%	4.62%	52%	$111,563
Year Ended 12/31/2014	$9.01	3.68%	0.96%	0.90%	4.86%	59%	$128,476
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$7.33	10.91%	0.87% (c)	0.83% (c)	5.00% (c)	25%	$150,465
Year Ended 12/31/2018	$6.95	(3.86%)	0.87%	0.85%	4.90%	42%	$146,078
Year Ended 12/31/2017	$7.60	6.39%	0.88%	0.88%	4.55%	50%	$199,852
Year Ended 12/31/2016	$7.60	10.86%	0.87%	0.87%	4.86%	48%	$224,303
Year Ended 12/31/2015	$8.10	(1.02%)	0.86%	0.85%	4.74%	52%	$154,637
Year Ended 12/31/2014	$9.08	3.77%	0.84%	0.84%	4.92%	59%	$186,448
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	21

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage cash flows. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	285,558*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	176,702	176,702
Interest rate risk	(469,421)	—	(469,421)
Total	(469,421)	176,702	(292,719)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	285,558	285,558
Interest rate risk	519,334	—	519,334
Total	519,334	285,558	804,892
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	4,308,133*
Credit default swap contracts — sell protection	12,375,000**

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2019.
**	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	8,845
Total financial and derivative net assets	8,845
Total collateral received (pledged) (b)	-
Net amount (c)	8,845

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.67%	0.72%
Class 2	0.92	0.97
Class 3	0.795	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
335,332,000	9,857,000	(2,228,000)	7,629,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	2,446,694	2,695,711	5,142,405
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $75,978,577 and $95,936,519, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	4,800,000	2.99	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 92.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	33

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
34	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance over more recent periods, noting, though, that overall the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	35

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2019	37

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Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6545 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	15.07	7.66	10.72	15.69
S&P 500 Index		18.54	10.42	10.71	14.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Alphabet, Inc., Class A	4.1
Facebook, Inc., Class A	3.4
Cisco Systems, Inc.	2.9
MasterCard, Inc., Class A	2.8
Citigroup, Inc.	2.6
Verizon Communications, Inc.	2.6
Microsoft Corp.	2.5
Amazon.com, Inc.	2.5
Adobe, Inc.	2.4
Boeing Co. (The)	2.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	10.1
Consumer Discretionary	9.7
Consumer Staples	7.6
Energy	4.8
Financials	12.9
Health Care	14.1
Industrials	9.5
Information Technology	22.0
Materials	3.0
Real Estate	2.9
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Core Equity Fund	1,000.00	1,000.00	1,150.70	1,022.56	2.11	1.98	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	88,100	5,033,153
Interactive Media & Services 7.5%
Alphabet, Inc., Class A(a)	7,325	7,931,510
Facebook, Inc., Class A(a)	34,400	6,639,200
Total		14,570,710
Total Communication Services		19,603,863
Consumer Discretionary 9.6%
Automobiles 0.7%
Harley-Davidson, Inc.	37,200	1,332,876
Hotels, Restaurants & Leisure 2.2%
Starbucks Corp.	51,300	4,300,479
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.(a)	2,540	4,809,820
Expedia Group, Inc.	5,600	744,968
Total		5,554,788
Specialty Retail 2.3%
Advance Auto Parts, Inc.	13,300	2,050,062
AutoZone, Inc.(a)	1,890	2,077,999
Best Buy Co., Inc.	3,800	264,974
Total		4,393,035
Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	37,900	3,181,705
Total Consumer Discretionary		18,762,883
Consumer Staples 7.6%
Food & Staples Retailing 2.5%
Walgreens Boots Alliance, Inc.	43,000	2,350,810
Walmart, Inc.	21,900	2,419,731
Total		4,770,541
Food Products 1.0%
Tyson Foods, Inc., Class A	25,000	2,018,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.9%
Kimberly-Clark Corp.	23,650	3,152,072
Procter & Gamble Co. (The)	4,700	515,355
Total		3,667,427
Tobacco 2.2%
Altria Group, Inc.	48,915	2,316,125
Philip Morris International, Inc.	24,600	1,931,838
Total		4,247,963
Total Consumer Staples		14,704,431
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.(b)	14,545	1,809,980
ConocoPhillips Co.	57,245	3,491,945
HollyFrontier Corp.	22,400	1,036,672
Marathon Petroleum Corp.	16,400	916,432
Valero Energy Corp.	23,035	1,972,026
Total		9,227,055
Total Energy		9,227,055
Financials 12.8%
Banks 3.5%
Bank of America Corp.	31,000	899,000
Citigroup, Inc.	72,000	5,042,160
Comerica, Inc.	12,800	929,792
Total		6,870,952
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	10,700	472,405
CME Group, Inc.	1,350	262,048
Franklin Resources, Inc.	47,100	1,639,080
Intercontinental Exchange, Inc.	44,600	3,832,924
Invesco Ltd.	11,600	237,336
Morgan Stanley	4,400	192,764
S&P Global, Inc.	1,050	239,180
T. Rowe Price Group, Inc.	7,800	855,738
Total		7,731,475
Consumer Finance 1.7%
Capital One Financial Corp.	36,100	3,275,714
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.7%
Voya Financial, Inc.	25,600	1,415,680
Insurance 2.9%
Allstate Corp. (The)	16,900	1,718,561
Aon PLC	4,000	771,920
MetLife, Inc.	23,000	1,142,410
Prudential Financial, Inc.	20,000	2,020,000
Total		5,652,891
Total Financials		24,946,712
Health Care 14.0%
Biotechnology 2.4%
AbbVie, Inc.	6,710	487,951
Alexion Pharmaceuticals, Inc.(a)	10,390	1,360,882
Amgen, Inc.	950	175,066
BioMarin Pharmaceutical, Inc.(a)	8,850	758,003
Gilead Sciences, Inc.	9,510	642,496
Vertex Pharmaceuticals, Inc.(a)	6,250	1,146,125
Total		4,570,523
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	20,300	1,707,230
Baxter International, Inc.	19,800	1,621,620
Total		3,328,850
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	3,700	315,462
Cardinal Health, Inc.	69,750	3,285,225
McKesson Corp.	19,600	2,634,044
Total		6,234,731
Pharmaceuticals 6.7%
Allergan PLC	5,450	912,494
Bristol-Myers Squibb Co.	78,200	3,546,370
Eli Lilly & Co.	25,750	2,852,842
Johnson & Johnson	13,200	1,838,496
Merck & Co., Inc.	44,100	3,697,785
Mylan NV(a)	15,000	285,600
Total		13,133,587
Total Health Care		27,267,691
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.5%
Aerospace & Defense 2.7%
Boeing Co. (The)	12,125	4,413,621
L3 Harris Technologies, Inc.	4,000	756,520
Total		5,170,141
Airlines 1.6%
Southwest Airlines Co.	63,400	3,219,452
Electrical Equipment 0.5%
Rockwell Automation, Inc.	5,650	925,640
Industrial Conglomerates 0.9%
Honeywell International, Inc.	10,150	1,772,088
Machinery 2.5%
Cummins, Inc.	10,900	1,867,606
Snap-On, Inc.	18,600	3,080,904
Total		4,948,510
Professional Services 0.4%
Robert Half International, Inc.	12,100	689,821
Road & Rail 0.9%
CSX Corp.	8,100	626,697
Union Pacific Corp.	6,600	1,116,126
Total		1,742,823
Total Industrials		18,468,475
Information Technology 21.8%
Communications Equipment 3.3%
Cisco Systems, Inc.	101,415	5,550,443
F5 Networks, Inc.(a)	5,200	757,276
Total		6,307,719
IT Services 6.0%
MasterCard, Inc., Class A	20,800	5,502,224
VeriSign, Inc.(a)	18,205	3,807,758
Visa, Inc., Class A	14,050	2,438,377
Total		11,748,359
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	13,450	3,871,717
Lam Research Corp.	10,500	1,972,320
Qorvo, Inc.(a)	3,500	233,135
Total		6,077,172

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.5%
Adobe, Inc.(a)	15,650	4,611,272
Fortinet, Inc.(a)	11,800	906,594
Microsoft Corp.	36,530	4,893,559
VMware, Inc., Class A	13,150	2,198,812
Total		12,610,237
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	19,220	3,804,022
HP, Inc.	92,300	1,918,917
Total		5,722,939
Total Information Technology		42,466,426
Materials 3.0%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	38,400	3,307,392
Metals & Mining 1.3%
Nucor Corp.	46,400	2,556,640
Total Materials		5,864,032
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	5,800	1,185,810
Host Hotels & Resorts, Inc.	95,000	1,730,900
Simon Property Group, Inc.	16,550	2,644,028
Total		5,560,738
Total Real Estate		5,560,738
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.4%
Electric Utilities 1.9%
American Electric Power Co., Inc.	4,300	378,443
Exelon Corp.	68,500	3,283,890
Total		3,662,333
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The)	43,400	727,384
NRG Energy, Inc.	46,600	1,636,592
Total		2,363,976
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.	10,400	611,728
Total Utilities		6,638,037
Total Common Stocks (Cost $163,033,095)		193,510,343

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(d)	1,171,737	1,171,620
Total Money Market Funds (Cost $1,171,625)		1,171,620
Total Investments in Securities (Cost: $164,204,720)		194,681,963
Other Assets & Liabilities, Net		886
Net Assets		194,682,849

At June 30, 2019, securities and/or cash totaling $111,996 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	10	09/2019	USD	1,472,100	21,553	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	1,748,264	8,118,619	(8,695,146)	1,171,737	21	(5)	24,414	1,171,620
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	19,603,863	—	—	—	19,603,863
Consumer Discretionary	18,762,883	—	—	—	18,762,883
Consumer Staples	14,704,431	—	—	—	14,704,431
Energy	9,227,055	—	—	—	9,227,055
Financials	24,946,712	—	—	—	24,946,712
Health Care	27,267,691	—	—	—	27,267,691
Industrials	18,468,475	—	—	—	18,468,475
Information Technology	42,466,426	—	—	—	42,466,426
Materials	5,864,032	—	—	—	5,864,032
Real Estate	5,560,738	—	—	—	5,560,738
Utilities	6,638,037	—	—	—	6,638,037
Total Common Stocks	193,510,343	—	—	—	193,510,343
Money Market Funds	—	—	—	1,171,620	1,171,620
Total Investments in Securities	193,510,343	—	—	1,171,620	194,681,963
Investments in Derivatives
Asset
Futures Contracts	21,553	—	—	—	21,553
Total	193,531,896	—	—	1,171,620	194,703,516
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $163,033,095)	$193,510,343
Affiliated issuers (cost $1,171,625)	1,171,620
Receivable for:
Investments sold	523,760
Dividends	307,404
Variation margin for futures contracts	6,650
Expense reimbursement due from Investment Manager	5,995
Total assets	195,525,772
Liabilities
Payable for:
Investments purchased	485,275
Capital shares purchased	230,015
Management services fees	58,727
Compensation of board members	36,130
Compensation of chief compliance officer	23
Other expenses	32,753
Total liabilities	842,923
Net assets applicable to outstanding capital stock	$194,682,849
Represented by
Trust capital	$194,682,849
Total - representing net assets applicable to outstanding capital stock	$194,682,849
Shares outstanding	8,553,263
Net asset value per share	22.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,005,898
Dividends — affiliated issuers	24,414
Total income	2,030,312
Expenses:
Management services fees	377,627
Compensation of board members	7,005
Custodian fees	9,422
Printing and postage fees	5,752
Audit fees	15,520
Legal fees	5,197
Compensation of chief compliance officer	20
Other	3,176
Total expenses	423,719
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,024)
Total net expenses	377,695
Net investment income	1,652,617
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,169,515
Investments — affiliated issuers	21
Futures contracts	331,517
Net realized gain	9,501,053
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,254,199
Investments — affiliated issuers	(5)
Futures contracts	82,668
Net change in unrealized appreciation (depreciation)	15,336,862
Net realized and unrealized gain	24,837,915
Net increase in net assets resulting from operations	$26,490,532
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$1,652,617	$3,481,493
Net realized gain	9,501,053	20,898,021
Net change in unrealized appreciation (depreciation)	15,336,862	(29,346,892)
Net increase (decrease) in net assets resulting from operations	26,490,532	(4,967,378)
Decrease in net assets from capital stock activity	(10,146,099)	(28,424,426)
Total increase (decrease) in net assets	16,344,433	(33,391,804)
Net assets at beginning of period	178,338,416	211,730,220
Net assets at end of period	$194,682,849	$178,338,416

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	3,235	71,805	3,644	76,043
Redemptions	(467,866)	(10,217,904)	(1,341,704)	(28,500,469)
Total net decrease	(464,631)	(10,146,099)	(1,338,060)	(28,424,426)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$19.78	$20.45	$16.39	$15.12	$14.90	$12.87
Income from investment operations:
Net investment income	0.19	0.36	0.38	0.31	0.29	0.24
Net realized and unrealized gain (loss)	2.79	(1.03)	3.68	0.96	(0.07)	1.79
Total from investment operations	2.98	(0.67)	4.06	1.27	0.22	2.03
Net asset value, end of period	$22.76	$19.78	$20.45	$16.39	$15.12	$14.90
Total return	15.07%	(3.28)%	24.77%	8.40%	1.48%	15.77%
Ratios to average net assets
Total gross expenses(a)	0.45% (b)	0.44%	0.45%	0.45%	0.44%	0.45%
Total net expenses(a),(c)	0.40% (b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.75% (b)	1.67%	2.08%	2.01%	1.89%	1.77%
Supplemental data
Portfolio turnover	37%	73%	66%	76%	78%	75%
Net assets, end of period (in thousands)	$194,683	$178,338	$211,730	$191,013	$199,667	$221,714

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	15

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	21,553*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	331,517

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	82,668
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,296,840

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $70,667,669 and $78,554,575, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board observed that the Fund is closed to new investors. The Board also considered that the Management Agreement provides for a unified asset-based fee and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6350 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Select Mid Cap Value Fund
(formerly Columbia Variable Portfolio - Mid Cap Value Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Mid Cap Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
David Hoffman
Portfolio Manager
Managed Fund since 2013
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	20.76	5.64	5.70	13.31
Class 2*	05/03/10	20.59	5.38	5.47	13.07
Class 3	05/02/05	20.66	5.47	5.60	13.19
Russell Midcap Value Index		18.02	3.68	6.72	14.56
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Welltower, Inc.	3.3
AMETEK, Inc.	3.1
ProLogis, Inc.	3.1
Hartford Financial Services Group, Inc. (The)	3.0
Voya Financial, Inc.	3.0
FMC Corp.	2.9
Dollar Tree, Inc.	2.9
L3 Technologies, Inc.	2.9
Lincoln National Corp.	2.8
Ameren Corp.	2.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	96.9
Money Market Funds	3.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Consumer Discretionary	8.3
Consumer Staples	6.1
Energy	6.7
Financials	17.1
Health Care	7.8
Industrials	12.8
Information Technology	10.9
Materials	6.9
Real Estate	10.7
Utilities	12.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,207.60	1,020.40	4.55	4.16	0.84
Class 2	1,000.00	1,000.00	1,205.90	1,019.18	5.90	5.40	1.09
Class 3	1,000.00	1,000.00	1,206.60	1,019.81	5.19	4.75	0.96
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 8.1%
Hotels, Restaurants & Leisure 2.6%
Royal Caribbean Cruises Ltd.	65,685	7,961,679
Internet & Direct Marketing Retail 1.1%
Expedia Group, Inc.	23,293	3,098,668
Multiline Retail 2.8%
Dollar Tree, Inc.(a)	79,370	8,523,544
Textiles, Apparel & Luxury Goods 1.6%
Ralph Lauren Corp.	42,958	4,879,599
Total Consumer Discretionary		24,463,490
Consumer Staples 5.9%
Food & Staples Retailing 3.2%
Kroger Co. (The)	219,345	4,761,980
U.S. Foods Holding Corp.(a)	142,830	5,107,601
Total		9,869,581
Food Products 2.7%
Tyson Foods, Inc., Class A	100,300	8,098,222
Total Consumer Staples		17,967,803
Energy 6.5%
Energy Equipment & Services 1.6%
TechnipFMC PLC	184,415	4,783,725
Oil, Gas & Consumable Fuels 4.9%
Marathon Petroleum Corp.	90,425	5,052,949
Noble Energy, Inc.	234,653	5,256,227
WPX Energy, Inc.(a)	393,835	4,533,041
Total		14,842,217
Total Energy		19,625,942
Financials 16.6%
Banks 6.8%
Comerica, Inc.	52,800	3,835,392
Popular, Inc.	110,985	6,019,826
Regions Financial Corp.	299,730	4,477,966
SunTrust Banks, Inc.	99,315	6,241,948
Total		20,575,132
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.3%
Northern Trust Corp.	45,225	4,070,250
Diversified Financial Services 2.9%
Voya Financial, Inc.	157,625	8,716,663
Insurance 5.6%
Hartford Financial Services Group, Inc. (The)	158,947	8,856,527
Lincoln National Corp.	127,812	8,237,483
Total		17,094,010
Total Financials		50,456,055
Health Care 7.5%
Health Care Equipment & Supplies 2.0%
Zimmer Biomet Holdings, Inc.	53,013	6,241,751
Health Care Providers & Services 3.6%
Quest Diagnostics, Inc.	55,935	5,694,742
WellCare Health Plans, Inc.(a)	18,225	5,195,401
Total		10,890,143
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	77,130	5,759,297
Total Health Care		22,891,191
Industrials 12.4%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	34,433	8,441,939
Airlines 2.1%
United Airlines Holdings, Inc.(a)	71,695	6,276,897
Electrical Equipment 3.0%
AMETEK, Inc.	101,890	9,255,687
Machinery 2.5%
Ingersoll-Rand PLC	60,167	7,621,354
Road & Rail 2.0%
Norfolk Southern Corp.	31,315	6,242,019
Total Industrials		37,837,896
Information Technology 10.6%
Communications Equipment 2.5%
Motorola Solutions, Inc.	46,300	7,719,599
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.0%
DXC Technology Co.	89,090	4,913,313
First Data Corp., Class A(a)	266,409	7,211,692
Total		12,125,005
Semiconductors & Semiconductor Equipment 4.1%
Marvell Technology Group Ltd.	197,600	4,716,712
Teradyne, Inc.	160,200	7,675,182
Total		12,391,894
Total Information Technology		32,236,498
Materials 6.7%
Chemicals 4.9%
Eastman Chemical Co.	82,475	6,419,029
FMC Corp.	102,840	8,530,578
Total		14,949,607
Metals & Mining 1.8%
Freeport-McMoRan, Inc.	463,250	5,378,333
Total Materials		20,327,940
Real Estate 10.3%
Equity Real Estate Investment Trusts (REITS) 10.3%
Gaming and Leisure Properties, Inc.	148,350	5,782,683
ProLogis, Inc.	114,100	9,139,410
SL Green Realty Corp.	82,475	6,628,516
Welltower, Inc.	120,555	9,828,849
Total		31,379,458
Total Real Estate		31,379,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 12.3%
Electric Utilities 4.7%
Edison International	101,345	6,831,666
Pinnacle West Capital Corp.	78,430	7,379,479
Total		14,211,145
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	428,200	7,176,632
Multi-Utilities 5.3%
Ameren Corp.	108,775	8,170,091
CMS Energy Corp.	137,875	7,984,341
Total		16,154,432
Total Utilities		37,542,209
Total Common Stocks (Cost $274,099,925)		294,728,482

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	9,413,647	9,412,706
Total Money Market Funds (Cost $9,412,706)		9,412,706
Total Investments in Securities (Cost: $283,512,631)		304,141,188
Other Assets & Liabilities, Net		56,386
Net Assets		304,197,574

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	3,941,640	14,904,920	(9,432,913)	9,413,647	15	—	97,504	9,412,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	24,463,490	—	—	—	24,463,490
Consumer Staples	17,967,803	—	—	—	17,967,803
Energy	19,625,942	—	—	—	19,625,942
Financials	50,456,055	—	—	—	50,456,055
Health Care	22,891,191	—	—	—	22,891,191
Industrials	37,837,896	—	—	—	37,837,896
Information Technology	32,236,498	—	—	—	32,236,498
Materials	20,327,940	—	—	—	20,327,940
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	31,379,458	—	—	—	31,379,458
Utilities	37,542,209	—	—	—	37,542,209
Total Common Stocks	294,728,482	—	—	—	294,728,482
Money Market Funds	—	—	—	9,412,706	9,412,706
Total Investments in Securities	294,728,482	—	—	9,412,706	304,141,188
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $274,099,925)	$294,728,482
Affiliated issuers (cost $9,412,706)	9,412,706
Receivable for:
Capital shares sold	12,000
Dividends	499,750
Foreign tax reclaims	6,886
Expense reimbursement due from Investment Manager	11,285
Total assets	304,671,109
Liabilities
Due to custodian	6,886
Payable for:
Capital shares purchased	165,109
Management services fees	187,630
Distribution and/or service fees	12,276
Service fees	7,782
Compensation of board members	52,578
Compensation of chief compliance officer	34
Other expenses	41,240
Total liabilities	473,535
Net assets applicable to outstanding capital stock	$304,197,574
Represented by
Trust capital	$304,197,574
Total - representing net assets applicable to outstanding capital stock	$304,197,574
Class 1
Net assets	$204,869,346
Shares outstanding	8,613,332
Net asset value per share	$23.79
Class 2
Net assets	$30,795,352
Shares outstanding	1,321,319
Net asset value per share	$23.31
Class 3
Net assets	$68,532,876
Shares outstanding	2,911,300
Net asset value per share	$23.54
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,896,990
Dividends — affiliated issuers	97,504
Foreign taxes withheld	(8,505)
Total income	2,985,989
Expenses:
Management services fees	1,181,715
Distribution and/or service fees
Class 2	36,108
Class 3	41,855
Service fees	39,289
Compensation of board members	7,788
Custodian fees	6,786
Printing and postage fees	12,988
Audit fees	14,500
Legal fees	5,745
Compensation of chief compliance officer	31
Other	3,782
Total expenses	1,350,587
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,895)
Total net expenses	1,283,692
Net investment income	1,702,297
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,501,453
Investments — affiliated issuers	15
Net realized gain	1,501,468
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	49,972,243
Net change in unrealized appreciation (depreciation)	49,972,243
Net realized and unrealized gain	51,473,711
Net increase in net assets resulting from operations	$53,176,008
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$1,702,297	$2,413,795
Net realized gain	1,501,468	27,210,259
Net change in unrealized appreciation (depreciation)	49,972,243	(69,450,596)
Net increase (decrease) in net assets resulting from operations	53,176,008	(39,826,542)
Decrease in net assets from capital stock activity	(7,050,027)	(8,224,705)
Total increase (decrease) in net assets	46,125,981	(48,051,247)
Net assets at beginning of period	258,071,593	306,122,840
Net assets at end of period	$304,197,574	$258,071,593

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	22,588	511,980	366,692	8,174,346
Redemptions	(89,307)	(2,055,513)	(104,630)	(2,357,090)
Net increase (decrease)	(66,719)	(1,543,533)	262,062	5,817,256
Class 2
Subscriptions	61,296	1,364,764	154,694	3,432,761
Redemptions	(69,021)	(1,548,969)	(122,769)	(2,699,750)
Net increase (decrease)	(7,725)	(184,205)	31,925	733,011
Class 3
Subscriptions	14,528	316,417	19,118	429,388
Redemptions	(249,781)	(5,638,706)	(682,961)	(15,204,360)
Net decrease	(235,253)	(5,322,289)	(663,843)	(14,774,972)
Total net decrease	(309,697)	(7,050,027)	(369,856)	(8,224,705)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$19.70	0.14	3.95	4.09
Year Ended 12/31/2018	$22.72	0.20	(3.22)	(3.02)
Year Ended 12/31/2017	$20.01	0.25	2.46	2.71
Year Ended 12/31/2016	$17.53	0.23	2.25	2.48
Year Ended 12/31/2015	$18.45	0.07	(0.99)	(0.92)
Year Ended 12/31/2014	$16.42	0.10	1.93	2.03
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$19.33	0.11	3.87	3.98
Year Ended 12/31/2018	$22.35	0.14	(3.16)	(3.02)
Year Ended 12/31/2017	$19.73	0.20	2.42	2.62
Year Ended 12/31/2016	$17.33	0.14	2.26	2.40
Year Ended 12/31/2015	$18.26	0.07	(1.00)	(0.93)
Year Ended 12/31/2014	$16.29	0.09	1.88	1.97
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$19.51	0.12	3.91	4.03
Year Ended 12/31/2018	$22.53	0.16	(3.18)	(3.02)
Year Ended 12/31/2017	$19.87	0.22	2.44	2.66
Year Ended 12/31/2016	$17.43	0.16	2.28	2.44
Year Ended 12/31/2015	$18.34	0.09	(1.00)	(0.91)
Year Ended 12/31/2014	$16.35	0.09	1.90	1.99

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$23.79	20.76%	0.88% (c)	0.84% (c)	1.24% (c)	7%	$204,869
Year Ended 12/31/2018	$19.70	(13.29%)	0.89%	0.85%	0.87%	98%	$170,998
Year Ended 12/31/2017	$22.72	13.54%	0.91%	0.87%	1.20%	72%	$191,281
Year Ended 12/31/2016	$20.01	14.15%	0.93%	0.90%	1.25%	57%	$162,796
Year Ended 12/31/2015	$17.53	(4.99%)	0.91% (d)	0.90% (d)	0.38%	43%	$12,613
Year Ended 12/31/2014	$18.45	12.36%	0.89%	0.88%	0.60%	46%	$378,231
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$23.31	20.59%	1.13% (c)	1.09% (c)	0.99% (c)	7%	$30,795
Year Ended 12/31/2018	$19.33	(13.51%)	1.14%	1.10%	0.62%	98%	$25,687
Year Ended 12/31/2017	$22.35	13.28%	1.16%	1.12%	0.97%	72%	$28,989
Year Ended 12/31/2016	$19.73	13.85%	1.19%	1.16%	0.79%	57%	$22,379
Year Ended 12/31/2015	$17.33	(5.09%)	1.22% (d)	1.17% (d)	0.40%	43%	$17,179
Year Ended 12/31/2014	$18.26	12.09%	1.15%	1.14%	0.50%	46%	$14,802
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$23.54	20.66%	1.01% (c)	0.96% (c)	1.10% (c)	7%	$68,533
Year Ended 12/31/2018	$19.51	(13.40%)	1.01%	0.97%	0.73%	98%	$61,387
Year Ended 12/31/2017	$22.53	13.39%	1.04%	0.99%	1.05%	72%	$85,853
Year Ended 12/31/2016	$19.87	14.00%	1.07%	1.03%	0.88%	57%	$92,137
Year Ended 12/31/2015	$17.43	(4.96%)	1.09% (d)	1.04% (d)	0.50%	43%	$97,276
Year Ended 12/31/2014	$18.34	12.17%	1.02%	1.01%	0.54%	46%	$122,343
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (formerly known as Columbia Variable Portfolio – Mid Cap Value Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2019, Columbia Variable Portfolio – Mid Cap Value Fund was renamed Columbia Variable Portfolio – Select Mid Cap Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
16	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
18	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.81%	0.85%
Class 2	1.06	1.10
Class 3	0.935	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $21,091,502 and $31,749,252, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 96.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
20	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2019	25

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Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6479 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2006
Shekhar Pramanick
Portfolio Manager
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Jeetil Patel
Technology Team Member
Managed Fund since 2015
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	26.46	10.00	17.82	17.21
Class 2	05/01/00	26.35	9.69	17.51	16.90
MSCI World Information Technology Index (Net)		26.60	12.68	16.57	16.36
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Lam Research Corp. (United States)	7.0
Broadcom, Inc. (United States)	5.6
Synopsys, Inc. (United States)	4.7
Marvell Technology Group Ltd. (United States)	4.1
Apple, Inc. (United States)	4.0
Visa, Inc., Class A (United States)	3.7
Micron Technology, Inc. (United States)	3.7
Alphabet, Inc., Class A (United States)	3.7
Teradyne, Inc. (United States)	3.4
Microsoft Corp. (United States)	3.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	8.7
Consumer Discretionary	1.9
Information Technology	89.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Brazil	1.6
China	0.3
Germany	1.8
Israel	1.6
Netherlands	1.9
Switzerland	0.3
United Kingdom	1.5
United States(a)	91.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at June 30, 2019)
Communications Equipment	2.6
Electronic Equipment, Instruments & Components	0.1
Entertainment	1.7
Interactive Media & Services	6.9
Internet & Direct Marketing Retail	1.9
IT Services	11.3
Semiconductors & Semiconductor Equipment	40.1
Software	23.0
Technology Hardware, Storage & Peripherals	11.4
Money Market Funds	0.1
Total	99.1
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,264.60	1,019.67	5.50	4.90	0.99
Class 2	1,000.00	1,000.00	1,263.50	1,018.44	6.88	6.14	1.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.94% for Class 1 and 1.19% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2019. If this change had been in place for the entire six month period ended June 30, 2019, the actual expenses paid would have been $5.22 for Class 1 and $6.60 for Class 2; and the hypothetical expenses paid would have been $4.66 for Class 1 and $5.89 for Class 2.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Brazil 1.6%
Linx SA, ADR(a)	30,581	278,898
Pagseguro Digital Ltd., Class A(a)	25,735	1,002,893
Total		1,281,791
China 0.3%
Tencent Holdings Ltd., ADR	5,800	262,537
Germany 1.8%
Infineon Technologies AG	80,800	1,435,791
Israel 1.6%
Mellanox Technologies Ltd.(a)	9,100	1,007,097
Tufin Software Technologies Ltd.(a)	9,926	256,984
Total		1,264,081
Netherlands 1.9%
NXP Semiconductors NV	15,400	1,503,194
Switzerland 0.2%
Logitech International SA	5,269	210,606
United Kingdom 1.5%
Finablr PLC(a)	644,936	1,228,554
United States 90.1%
Activision Blizzard, Inc.	26,812	1,265,526
Advanced Energy Industries, Inc.(a)	9,600	540,192
Alphabet, Inc., Class A(a)	2,700	2,923,560
Alphabet, Inc., Class C(a)	2,209	2,387,730
Apple, Inc.	16,300	3,226,096
Applied Materials, Inc.	55,300	2,483,523
Arista Networks, Inc.(a)	4,200	1,090,404
Booking Holdings, Inc.(a)	520	974,849
Broadcom, Inc.	15,487	4,458,088
Cambium Networks Corp.(a)	20,600	197,554
Carbon Black, Inc.(a)	5,072	84,804
Cisco Systems, Inc.	3,600	197,028
CommScope Holding Co., Inc.(a)	14,300	224,939
Cornerstone OnDemand, Inc.(a)	8,300	480,819
Crowdstrike Holdings, Inc., Class A(a)	833	56,886
Cypress Semiconductor Corp.	33,045	734,921
DXC Technology Co.	22,941	1,265,196
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.	14,400	568,800
Electronics for Imaging, Inc.(a)	31,561	1,164,916
Euronet Worldwide, Inc.(a)	2,733	459,800
Fidelity National Information Services, Inc.	10,300	1,263,604
ForeScout Technologies, Inc.(a)	7,673	259,808
Fortinet, Inc.(a)	14,661	1,126,405
GoDaddy, Inc., Class A(a)	6,841	479,896
Inphi Corp.(a)	21,744	1,089,374
Jabil, Inc.	3,800	120,080
Lam Research Corp.	29,899	5,616,228
LogMeIn, Inc.	14,119	1,040,288
Lumentum Holdings, Inc.(a)	6,854	366,072
Marvell Technology Group Ltd.(b)	136,504	3,258,350
Micron Technology, Inc.(a)	76,021	2,933,650
Microsoft Corp.	19,100	2,558,636
MKS Instruments, Inc.	700	54,523
NetApp, Inc.	33,000	2,036,100
Nuance Communications, Inc.(a)	143,256	2,287,798
ON Semiconductor Corp.(a)	95,348	1,926,983
Oracle Corp.	37,800	2,153,466
Palo Alto Networks, Inc.(a)	3,800	774,288
Qorvo, Inc.(a)	15,673	1,043,979
SailPoint Technologies Holding, Inc.(a)	16,824	337,153
Salesforce.com, Inc.(a)	8,705	1,320,810
Sciplay Corp., Class A(a)	8,478	116,233
SMART Global Holdings, Inc.(a)	8,345	191,852
Splunk, Inc.(a)	2,593	326,070
Symantec Corp.	14,000	304,640
Synaptics, Inc.(a)	38,321	1,116,674
Synopsys, Inc.(a)	29,282	3,768,301
Teradyne, Inc.	56,568	2,710,173
TiVo Corp.	70,200	517,374
Total System Services, Inc.	3,400	436,118
Verint Systems, Inc.(a)	10,700	575,446
Visa, Inc., Class A	17,000	2,950,350
Western Digital Corp.	35,500	1,688,025
Xerox Corp.	27,429	971,261
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xperi Corp.	8,300	170,897
Total		72,676,536
Total Common Stocks (Cost $68,271,594)		79,863,090

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(d)	66,324	66,317
Total Money Market Funds (Cost $66,317)		66,317
Total Investments in Securities (Cost $68,337,911)		79,929,407
Other Assets & Liabilities, Net		691,738
Net Assets		$80,621,145
At June 30, 2019, securities and/or cash totaling $1,039,985 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(33,418)	(14)	32.00	1/17/2020	(1,116)	(462)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(38,192)	(16)	31.00	1/17/2020	(1,549)	(656)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(298,375)	(125)	35.00	1/15/2021	(12,745)	(14,688)
Total							(15,410)	(15,806)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(300,762)	(126)	15.00	01/17/2020	(13,497)	(2,205)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(615,846)	(258)	17.00	01/15/2021	(35,335)	(30,960)
Total							(48,832)	(33,165)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	1,539,100	15,349,140	(16,821,916)	66,324	(78)	—	21,463	66,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	1,281,791	—	—	—	1,281,791
China	—	262,537	—	—	262,537
Germany	—	1,435,791	—	—	1,435,791
Israel	1,264,081	—	—	—	1,264,081
Netherlands	1,503,194	—	—	—	1,503,194
Switzerland	—	210,606	—	—	210,606
United Kingdom	—	1,228,554	—	—	1,228,554
United States	72,676,536	—	—	—	72,676,536
Total Common Stocks	76,725,602	3,137,488	—	—	79,863,090
Money Market Funds	—	—	—	66,317	66,317
Total Investments in Securities	76,725,602	3,137,488	—	66,317	79,929,407
Investments in Derivatives
Liability
Options Contracts Written	(48,971)	—	—	—	(48,971)
Total	76,676,631	3,137,488	—	66,317	79,880,436
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	208,847	208,847	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $68,271,594)	$79,863,090
Affiliated issuers (cost $66,317)	66,317
Cash collateral held at broker for:
Options contracts written	670,000
Receivable for:
Investments sold	265,354
Capital shares sold	1,074
Dividends	114,752
Expense reimbursement due from Investment Manager	38,335
Prepaid expenses	1
Total assets	81,018,923
Liabilities
Option contracts written, at value (premiums received $64,242)	48,971
Due to custodian	78
Payable for:
Investments purchased	167,030
Capital shares purchased	9,822
Management services fees	55,251
Distribution and/or service fees	8,017
Service fees	44,017
Compensation of board members	28,562
Compensation of chief compliance officer	9
Other expenses	36,021
Total liabilities	397,778
Net assets applicable to outstanding capital stock	$80,621,145
Represented by
Paid in capital	64,266,792
Total distributable earnings (loss)	16,354,353
Total - representing net assets applicable to outstanding capital stock	$80,621,145
Class 1
Net assets	$37,914,394
Shares outstanding	1,993,102
Net asset value per share	$19.02
Class 2
Net assets	$42,706,751
Shares outstanding	2,479,911
Net asset value per share	$17.22
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$458,403
Dividends — affiliated issuers	21,463
Foreign taxes withheld	(2,175)
Total income	477,691
Expenses:
Management services fees	362,264
Distribution and/or service fees
Class 2	52,821
Service fees	62,061
Compensation of board members	6,110
Custodian fees	6,306
Printing and postage fees	6,224
Audit fees	16,632
Legal fees	4,611
Interest on interfund lending	176
Compensation of chief compliance officer	8
Other	2,523
Total expenses	519,736
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(73,687)
Total net expenses	446,049
Net investment income	31,642
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,078,922
Investments — affiliated issuers	(78)
Foreign currency translations	(2,668)
Options contracts written	33,521
Net realized gain	5,109,697
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,078,731
Options contracts written	412
Net change in unrealized appreciation (depreciation)	12,079,143
Net realized and unrealized gain	17,188,840
Net increase in net assets resulting from operations	$17,220,482
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$31,642	$(82,765)
Net realized gain	5,109,697	12,940,700
Net change in unrealized appreciation (depreciation)	12,079,143	(19,205,486)
Net increase (decrease) in net assets resulting from operations	17,220,482	(6,347,551)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(5,791,704)	(3,932,705)
Class 2	(7,012,539)	(5,124,615)
Total distributions to shareholders	(12,804,243)	(9,057,320)
Increase (decrease) in net assets from capital stock activity	10,100,847	(4,058,506)
Total increase (decrease) in net assets	14,517,086	(19,463,377)
Net assets at beginning of period	66,104,059	85,567,436
Net assets at end of period	$80,621,145	$66,104,059

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	850	18,144	10,873	245,264
Distributions reinvested	307,089	5,791,704	192,497	3,932,705
Redemptions	(122,138)	(2,646,555)	(198,980)	(4,282,507)
Net increase (decrease)	185,801	3,163,293	4,390	(104,538)
Class 2
Subscriptions	589,870	11,718,560	1,183,149	24,846,571
Distributions reinvested	410,811	7,012,539	272,586	5,124,615
Redemptions	(600,948)	(11,793,545)	(1,711,622)	(33,925,154)
Net increase (decrease)	399,733	6,937,554	(255,887)	(3,953,968)
Total net increase (decrease)	585,534	10,100,847	(251,497)	(4,058,506)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$17.78	0.02	4.66	4.68	(3.44)	(3.44)
Year Ended 12/31/2018	$21.56	0.01	(1.47)	(1.46)	(2.32)	(2.32)
Year Ended 12/31/2017	$21.67	(0.03)	6.79	6.76	(6.87)	(6.87)
Year Ended 12/31/2016	$27.97	(0.04)	3.55	3.51	(9.81)	(9.81)
Year Ended 12/31/2015	$29.99	(0.01)	3.00	2.99	(5.01)	(5.01)
Year Ended 12/31/2014	$26.01	(0.07)	6.42	6.35	(2.37)	(2.37)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$16.33	(0.00) (f)	4.27	4.27	(3.38)	(3.38)
Year Ended 12/31/2018	$19.99	(0.04)	(1.35)	(1.39)	(2.27)	(2.27)
Year Ended 12/31/2017	$20.50	(0.08)	6.38	6.30	(6.81)	(6.81)
Year Ended 12/31/2016	$26.98	(0.12)	3.38	3.26	(9.74)	(9.74)
Year Ended 12/31/2015	$29.10	(0.08)	2.91	2.83	(4.95)	(4.95)
Year Ended 12/31/2014	$25.31	(0.14)	6.25	6.11	(2.32)	(2.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$19.02	26.46%	1.18% (c),(d)	0.99% (c),(d)	0.21% (c)	31%	$37,914
Year Ended 12/31/2018	$17.78	(8.15%)	1.09% (d),(e)	1.03% (d),(e)	0.05%	44%	$32,129
Year Ended 12/31/2017	$21.56	35.21%	1.15% (e)	1.02% (e)	(0.16%)	60%	$38,879
Year Ended 12/31/2016	$21.67	19.35%	1.26%	0.98%	(0.17%)	62%	$31,083
Year Ended 12/31/2015	$27.97	10.11%	1.20%	0.98%	(0.05%)	65%	$28,698
Year Ended 12/31/2014	$29.99	25.43%	1.21%	1.00%	(0.27%)	87%	$29,004
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$17.22	26.35%	1.43% (c),(d)	1.24% (c),(d)	(0.03%) (c)	31%	$42,707
Year Ended 12/31/2018	$16.33	(8.45%)	1.33% (d),(e)	1.28% (d),(e)	(0.22%)	44%	$33,975
Year Ended 12/31/2017	$19.99	34.92%	1.40% (e)	1.27% (e)	(0.39%)	60%	$46,688
Year Ended 12/31/2016	$20.50	19.01%	1.47%	1.23%	(0.49%)	62%	$27,838
Year Ended 12/31/2015	$26.98	9.81%	1.45%	1.23%	(0.30%)	65%	$83,566
Year Ended 12/31/2014	$29.10	25.12%	1.45%	1.25%	(0.52%)	87%	$92,264
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	48,971
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	33,521

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	412
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average value ($)*
Options contracts — written	(55,125)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
Deutsche Bank ($)
Liabilities
Options contracts written	48,971
Total liabilities	48,971
Total financial and derivative net assets	(48,971)
Total collateral received (pledged) (a)	(48,971)
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.915% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.16% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.94%	1.02%
Class 2	1.19	1.27
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
68,338,000	15,077,000	(3,470,000)	11,607,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,311,460 and $27,588,754, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	1,100,000	2.88	2
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2019.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2019, two unaffiliated shareholders of record owned 80.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	25

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
26	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	27

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2019	29

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Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
SL-9952 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Co-Portfolio Manager
Managed Fund since 2010
Timothy Doubek, CFA
Co-Portfolio Manager
Managed Fund since 2010
Royce Wilson, CFA
Co-Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	5.38	6.29	1.87	2.63
Class 2	05/07/10	5.26	6.06	1.62	2.37
Bloomberg Barclays U.S. 1-5 Year Corporate Index		4.76	6.30	2.52	3.09
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Corporate Bonds & Notes	84.4
Money Market Funds	6.4
Treasury Bills	3.2
U.S. Treasury Obligations	6.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	9.8
AA rating	6.7
A rating	18.7
BBB rating	64.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,053.80	1,022.12	2.47	2.43	0.49
Class 2	1,000.00	1,000.00	1,052.60	1,020.84	3.77	3.72	0.75
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 84.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.4%
Lockheed Martin Corp.
11/23/2020	2.500%	12,258,000	12,302,619
Northrop Grumman Corp.
08/01/2019	5.050%	1,941,000	1,944,555
01/15/2025	2.930%	3,833,000	3,902,485
Total			18,149,659
Automotive 1.0%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	7,625,000	7,856,518
Banking 10.0%
American Express Co.
05/20/2022	2.750%	6,135,000	6,210,387
02/27/2023	3.400%	7,835,000	8,113,699
Bank of Montreal
03/26/2022	2.900%	8,000,000	8,123,488
02/05/2024	3.300%	3,860,000	3,996,455
Bank of Nova Scotia (The)
02/11/2024	3.400%	7,540,000	7,844,993
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,508,466
04/30/2025	4.250%	7,737,000	8,305,956
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	9,300,000	9,700,002
Toronto-Dominion Bank (The)
03/11/2024	3.250%	7,925,000	8,207,090
Wells Fargo & Co.
01/24/2024	3.750%	7,125,000	7,490,605
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,260,873
Total			76,762,014
Cable and Satellite 3.8%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	5,493,000	5,960,905
NBCUniversal Media LLC
04/01/2021	4.375%	11,300,000	11,716,077
Sky PLC(a)
09/16/2024	3.750%	10,975,000	11,662,551
Total			29,339,533
Chemicals 0.7%
Dow Chemical Co. (The)(a)
05/15/2024	3.150%	5,630,000	5,740,286
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.7%
United Technologies Corp.
06/01/2022	3.100%	5,597,000	5,725,720
Electric 17.2%
AEP Texas, Inc.
10/01/2022	2.400%	9,305,000	9,327,136
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,968,829
12/01/2021	3.650%	1,936,000	1,995,278
CMS Energy Corp.
03/01/2024	3.875%	7,352,000	7,700,845
11/15/2025	3.600%	9,536,000	9,913,521
DTE Energy Co.
06/01/2024	3.500%	2,171,000	2,250,552
10/01/2026	2.850%	9,546,000	9,439,877
Duke Energy Corp.
09/01/2026	2.650%	11,278,000	11,144,153
Edison International
09/15/2022	2.400%	5,870,000	5,552,691
Emera U.S. Finance LP
06/15/2021	2.700%	7,554,000	7,579,472
06/15/2026	3.550%	6,670,000	6,806,328
Eversource Energy
10/01/2024	2.900%	6,930,000	7,032,259
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,224,707
06/15/2024	2.875%	6,164,000	6,238,480
Southern Co. (The)
07/01/2026	3.250%	10,103,000	10,255,626
WEC Energy Group, Inc.
06/15/2025	3.550%	10,705,000	11,241,063
Xcel Energy, Inc.
03/15/2021	2.400%	4,374,000	4,368,034
06/01/2025	3.300%	10,987,000	11,331,190
Total			132,370,041
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	7,240,000	7,333,628
Food and Beverage 11.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	4,871,000	4,895,647
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2025	4.450%	3,410,000	3,632,956
07/15/2026	2.750%	9,005,000	8,520,126
Conagra Brands, Inc.
11/01/2025	4.600%	1,966,000	2,136,450
General Mills, Inc.
10/21/2019	2.200%	4,175,000	4,169,539
JM Smucker Co. (The)
12/06/2019	2.200%	2,510,000	2,506,373
03/15/2020	2.500%	6,306,000	6,301,636
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	18,204,000	17,722,304
Molson Coors Brewing Co.
07/15/2021	2.100%	3,660,000	3,632,587
Mondelez International, Inc.(a)
10/28/2019	1.625%	14,583,000	14,534,599
Sysco Corp.
07/15/2021	2.500%	5,980,000	6,003,992
Tyson Foods, Inc.
08/15/2019	2.650%	10,316,000	10,314,855
Wm. Wrigley Jr., Co.(a)
10/21/2019	2.900%	5,264,000	5,269,022
Total			89,640,086
Health Care 4.8%
Becton Dickinson and Co.
11/08/2021	3.125%	7,281,000	7,387,463
12/15/2024	3.734%	5,621,000	5,890,330
Cardinal Health, Inc.
06/15/2027	3.410%	4,700,000	4,688,668
CVS Health Corp.
03/25/2025	4.100%	12,266,000	12,939,195
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%	5,509,000	5,860,210
Total			36,765,866
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,811,747
Independent Energy 0.7%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	5,545,000	5,761,161
Life Insurance 9.3%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,494,343
Five Corners Funding Trust(a)
11/15/2023	4.419%	16,106,000	17,279,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a)
05/06/2024	2.900%	8,350,000	8,561,238
MassMutual Global Funding II(a),(b)
07/01/2022	2.250%	5,072,000	5,070,996
MassMutual Global Funding II(a)
06/22/2024	2.750%	9,680,000	9,856,970
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,213,581
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	17,275,000	18,031,282
Total			71,507,619
Media and Entertainment 1.3%
Discovery Communications LLC
06/15/2020	2.800%	9,772,000	9,790,391
Midstream 6.6%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,325,013
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	2,685,000	2,851,360
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	16,984,000	17,311,078
12/15/2026	4.500%	3,110,000	3,304,303
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,828,719
Western Gas Partners LP
07/01/2026	4.650%	3,784,000	3,836,310
Williams Companies, Inc. (The)
09/15/2025	4.000%	11,078,000	11,714,542
Total			51,171,325
Natural Gas 2.0%
NiSource, Inc.
11/17/2022	2.650%	6,965,000	7,011,150
06/15/2023	3.650%	5,120,000	5,300,654
Sempra Energy
06/15/2024	3.550%	2,616,000	2,699,343
Total			15,011,147
Pharmaceuticals 3.5%
AbbVie, Inc.
05/14/2025	3.600%	7,815,000	8,086,626
Allergan Funding SCS
06/15/2024	3.850%	8,647,000	8,974,462

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
11/15/2021	3.875%	5,673,000	5,848,103
05/11/2022	2.650%	3,730,000	3,757,755
Total			26,666,946
Property & Casualty 0.7%
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	4,570,000	5,710,187
Supermarkets 0.8%
Kroger Co. (The)
10/15/2026	2.650%	6,227,000	6,002,404
Technology 3.1%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	10,770,000	10,866,865
International Business Machines Corp.
05/13/2022	2.850%	12,830,000	13,051,202
Total			23,918,067
Transportation Services 0.8%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	5,810,000	6,110,557
Wireless 1.5%
American Tower Corp.
01/15/2025	2.950%	11,550,000	11,648,648
Wirelines 0.4%
AT&T, Inc.
01/15/2025	3.950%	3,009,000	3,178,407
Total Corporate Bonds & Notes (Cost $631,762,842)			649,971,957

Treasury Bills 3.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.2%
U.S. Treasury Bills
11/21/2019	2.040%	25,000,000	24,797,961
Total Treasury Bills (Cost $24,763,872)			24,797,961

U.S. Treasury Obligations 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2021	1.375%	27,785,000	27,591,808
03/15/2022	2.375%	17,840,000	18,157,775
Total U.S. Treasury Obligations (Cost $45,254,252)			45,749,583

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(d)	49,250,174	49,245,249
Total Money Market Funds (Cost $49,245,249)		49,245,249
Total Investments in Securities (Cost: $751,026,215)		769,764,750
Other Assets & Liabilities, Net		215,947
Net Assets		769,980,697

At June 30, 2019, securities and/or cash totaling $1,254,271 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,255	09/2019	USD	270,050,508	1,997,440	—

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,149)	09/2019	USD	(147,036,094)	—	(3,712,017)
U.S. Treasury 5-Year Note	(413)	09/2019	USD	(48,798,531)	—	(820,431)
U.S. Treasury Ultra 10-Year Note	(27)	09/2019	USD	(3,729,375)	—	(125,163)
Total					—	(4,657,611)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $138,548,113, which represents 17.99% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	20,078,177	346,811,444	(317,639,447)	49,250,174	74	—	478,083	49,245,249
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	649,971,957	—	—	649,971,957
Treasury Bills	24,797,961	—	—	—	24,797,961
U.S. Treasury Obligations	45,749,583	—	—	—	45,749,583
Money Market Funds	—	—	—	49,245,249	49,245,249
Total Investments in Securities	70,547,544	649,971,957	—	49,245,249	769,764,750
Investments in Derivatives
Asset
Futures Contracts	1,997,440	—	—	—	1,997,440
Liability
Futures Contracts	(4,657,611)	—	—	—	(4,657,611)
Total	67,887,373	649,971,957	—	49,245,249	767,104,579
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $701,780,966)	$720,519,501
Affiliated issuers (cost $49,245,249)	49,245,249
Margin deposits on:
Futures contracts	1,254,271
Receivable for:
Investments sold	5,917,538
Capital shares sold	17,216
Dividends	40,830
Interest	4,500,895
Foreign tax reclaims	5,970
Variation margin for futures contracts	1,007
Expense reimbursement due from Investment Manager	184
Prepaid expenses	1
Total assets	781,502,662
Liabilities
Payable for:
Investments purchased	5,211,775
Investments purchased on a delayed delivery basis	5,070,681
Capital shares purchased	726,586
Variation margin for futures contracts	85,773
Management services fees	281,443
Distribution and/or service fees	9,622
Service fees	2,017
Compensation of board members	102,297
Compensation of chief compliance officer	88
Other expenses	31,683
Total liabilities	11,521,965
Net assets applicable to outstanding capital stock	$769,980,697
Represented by
Paid in capital	782,834,088
Total distributable earnings (loss)	(12,853,391)
Total - representing net assets applicable to outstanding capital stock	$769,980,697
Class 1
Net assets	$719,764,764
Shares outstanding	75,395,117
Net asset value per share	$9.55
Class 2
Net assets	$50,215,933
Shares outstanding	5,276,360
Net asset value per share	$9.52
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$478,083
Interest	11,635,821
Total income	12,113,904
Expenses:
Management services fees	1,787,288
Distribution and/or service fees
Class 2	59,180
Service fees	14,219
Compensation of board members	11,476
Custodian fees	3,820
Printing and postage fees	9,527
Audit fees	15,520
Legal fees	8,257
Compensation of chief compliance officer	81
Other	7,225
Total expenses	1,916,593
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(7,828)
Total net expenses	1,908,765
Net investment income	10,205,139
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,389,074
Investments — affiliated issuers	74
Futures contracts	(5,441,583)
Net realized loss	(52,435)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	30,097,019
Futures contracts	(315,582)
Net change in unrealized appreciation (depreciation)	29,781,437
Net realized and unrealized gain	29,729,002
Net increase in net assets resulting from operations	$39,934,141
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$10,205,139	$17,940,034
Net realized loss	(52,435)	(4,687,670)
Net change in unrealized appreciation (depreciation)	29,781,437	(12,020,916)
Net increase in net assets resulting from operations	39,934,141	1,231,448
Distributions to shareholders
Net investment income and net realized gains
Class 1	(16,853,216)	(14,287,757)
Class 2	(1,063,576)	(682,713)
Total distributions to shareholders	(17,916,792)	(14,970,470)
Decrease in net assets from capital stock activity	(5,710,900)	(46,119,377)
Total increase (decrease) in net assets	16,306,449	(59,858,399)
Net assets at beginning of period	753,674,248	813,532,647
Net assets at end of period	$769,980,697	$753,674,248

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,340,147	12,729,288	3,552,016	33,122,159
Distributions reinvested	1,766,584	16,853,216	1,553,017	14,287,757
Redemptions	(3,976,864)	(37,841,394)	(10,758,708)	(100,129,506)
Net decrease	(870,133)	(8,258,890)	(5,653,675)	(52,719,590)
Class 2
Subscriptions	590,075	5,590,520	1,457,254	13,496,443
Distributions reinvested	111,838	1,063,576	74,451	682,713
Redemptions	(432,906)	(4,106,106)	(816,250)	(7,578,943)
Net increase	269,007	2,547,990	715,455	6,600,213
Total net decrease	(601,126)	(5,710,900)	(4,938,220)	(46,119,377)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.28	0.13	0.37	0.50	(0.23)	—	(0.23)
Year Ended 12/31/2018	$9.44	0.21	(0.19)	0.02	(0.18)	—	(0.18)
Year Ended 12/31/2017	$9.47	0.17	0.02	0.19	(0.22)	—	(0.22)
Year Ended 12/31/2016	$9.34	0.20	0.31	0.51	(0.38)	—	(0.38)
Year Ended 12/31/2015	$10.12	0.25	(0.47)	(0.22)	(0.56)	—	(0.56)
Year Ended 12/31/2014	$10.45	0.21	(0.14)	0.07	(0.19)	(0.21)	(0.40)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.24	0.12	0.37	0.49	(0.21)	—	(0.21)
Year Ended 12/31/2018	$9.40	0.19	(0.19)	0.00 (d)	(0.16)	—	(0.16)
Year Ended 12/31/2017	$9.43	0.15	0.02	0.17	(0.20)	—	(0.20)
Year Ended 12/31/2016	$9.30	0.17	0.32	0.49	(0.36)	—	(0.36)
Year Ended 12/31/2015	$10.07	0.22	(0.45)	(0.23)	(0.54)	—	(0.54)
Year Ended 12/31/2014	$10.41	0.19	(0.15)	0.04	(0.17)	(0.21)	(0.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.55	5.38%	0.50% (c)	0.49% (c)	2.75% (c)	69%	$719,765
Year Ended 12/31/2018	$9.28	0.24%	0.50%	0.50%	2.30%	62%	$707,421
Year Ended 12/31/2017	$9.44	2.05%	0.53%	0.53%	1.79%	104%	$773,190
Year Ended 12/31/2016	$9.47	5.53%	0.55%	0.55%	2.14%	102%	$845,695
Year Ended 12/31/2015	$9.34	(2.31%)	0.54%	0.54%	2.46%	78%	$887,028
Year Ended 12/31/2014	$10.12	0.66%	0.56%	0.55%	1.97%	78%	$2,450,406
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.52	5.26%	0.75% (c)	0.75% (c)	2.50% (c)	69%	$50,216
Year Ended 12/31/2018	$9.24	(0.02%)	0.75%	0.75%	2.06%	62%	$46,253
Year Ended 12/31/2017	$9.40	1.80%	0.78%	0.78%	1.55%	104%	$40,342
Year Ended 12/31/2016	$9.43	5.28%	0.81%	0.80%	1.85%	102%	$35,554
Year Ended 12/31/2015	$9.30	(2.49%)	0.80%	0.79%	2.29%	78%	$22,577
Year Ended 12/31/2014	$10.07	0.31%	0.81%	0.80%	1.83%	78%	$20,712
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,997,440*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,657,611*

18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(5,441,583)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(315,582)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	394,573,442
Futures contracts — short	274,814,984

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.48% of the Fund’s average daily net assets.
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.49%	0.50%
Class 2	0.74	0.75
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
751,026,000	21,152,000	(5,073,000)	16,079,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	22,024,201	18,712,764	40,736,965
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $490,777,067 and $559,475,795, respectively, for the six months ended June 30, 2019, of which $145,419,423 and $100,655,463, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	25

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6684 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Tim Jagger
Lead Portfolio Manager
Managed Fund since March 2019
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	11.04	9.53	3.52	4.13
Class 2	04/30/12	10.91	9.27	3.26	3.87
JPMorgan Emerging Markets Bond Index-Global		10.60	11.32	4.47	4.90
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2019)
AA rating	4.4
A rating	9.5
BBB rating	21.5
BB rating	24.0
B rating	32.1
CCC rating	1.4
Not rated	7.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at June 30, 2019)
Angola	0.7
Argentina	9.4
Bahrain	0.4
Belarus	1.3
Brazil	5.0
China	7.5
Colombia	1.3
Costa Rica	0.3
Croatia	0.9
Dominican Republic	5.7
Ecuador	1.1
Egypt	2.7
El Salvador	0.4
Ghana	0.9
Guatemala	0.2
Honduras	1.5
Hungary	0.1
Indonesia	10.8
Ivory Coast	0.3
Kazakhstan	2.3
Malaysia	0.3
Mexico	7.7
Mongolia	0.6
Morocco	0.9
Netherlands	0.5
Country breakdown (%) (at June 30, 2019)
Nigeria	2.4
Oman	2.0
Pakistan	0.3
Paraguay	0.7
Peru	1.1
Qatar	3.7
Russian Federation	1.1
Saudi Arabia	3.4
Senegal	0.8
Singapore	0.2
South Africa	4.6
Sri Lanka	1.5
Togo	0.6
Turkey	3.0
Ukraine	2.4
United Arab Emirates	0.5
United Kingdom	0.4
United States(a)	5.6
Venezuela	1.1
Virgin Islands	1.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,110.40	1,020.79	3.93	3.77	0.76
Class 2	1,000.00	1,000.00	1,109.10	1,019.57	5.22	5.00	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 12.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.5%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%		1,300,000	1,363,170
China 3.2%
Alibaba Group Holding, Ltd.
11/28/2034	4.500%		1,250,000	1,370,141
Lenovo Perpetual Securities Ltd.(b),(c)
12/31/2049	5.375%		4,063,000	3,952,661
Studio City Co., Ltd.(b)
11/30/2021	7.250%		313,000	323,596
Tencent Holdings Ltd.(b)
01/19/2028	3.595%		2,750,000	2,810,764
04/11/2049	4.525%		420,000	461,113
Total				8,918,275
Colombia 1.2%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		535,000	590,605
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		1,850,000	1,723,319
Millicom International Cellular SA(b)
03/25/2029	6.250%		900,000	964,593
Total				3,278,517
Ghana 0.4%
Tullow Oil PLC(b)
03/01/2025	7.000%		1,250,000	1,259,242
Guatemala 0.2%
Energuate Trust(b)
05/03/2027	5.875%		650,000	664,535
Indonesia 0.8%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		924,000	774,828
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%		1,341,200	1,359,903
Total				2,134,731
Malaysia 0.3%
Press Metal Labuan Ltd.(b)
10/30/2022	4.800%		733,000	725,277
Mexico 1.5%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	529,953
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%	1,180,000	1,162,526
Cemex SAB de CV(b)
05/05/2025	6.125%	1,200,000	1,256,897
Elementia SAB de CV(b)
01/15/2025	5.500%	1,180,000	1,136,808
Total			4,086,184
Singapore 0.2%
Golden Legacy Pte Ltd.(b)
03/27/2024	6.875%	200,000	206,747
Medco Oak Tree Pte Ltd.(b)
05/14/2026	7.375%	400,000	403,018
Total			609,765
South Africa 1.0%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%	2,250,000	2,255,132
Sasol Financing USA LLC
03/27/2024	5.875%	637,000	689,255
Total			2,944,387
Togo 0.6%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%	1,500,000	1,554,336
United Kingdom 0.4%
Vedanta Resources Ltd.(b)
08/09/2024	6.125%	1,300,000	1,196,325
Virgin Islands 1.7%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%	2,100,000	2,194,387
Studio City Finance Ltd.(b)
02/11/2024	7.250%	2,500,000	2,606,882
Total			4,801,269
Total Corporate Bonds & Notes (Cost $33,206,249)			33,536,013

Foreign Government Obligations(a),(d) 77.6%

Angola 0.7%
Angolan Government International Bond(b)
05/09/2028	8.250%	1,800,000	1,927,287
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 8.0%
Argentine Republic Government International Bond
04/22/2021	6.875%	1,030,000	903,951
01/26/2022	5.625%	231,000	194,098
01/11/2023	4.625%	11,061,000	8,892,801
01/26/2027	6.875%	4,170,000	3,328,402
01/11/2028	5.875%	2,050,000	1,554,734
07/06/2028	6.625%	1,800,000	1,393,830
07/06/2036	7.125%	1,750,000	1,346,998
01/11/2048	6.875%	2,400,000	1,788,619
Argentine Republic Government International Bond(c)
12/31/2033	8.280%	1,219,773	999,550
Provincia de Buenos Aires(b)
06/09/2021	9.950%	2,135,000	1,924,914
Total			22,327,897
Bahrain 0.4%
Bahrain Government International Bond(b)
10/12/2028	7.000%	982,000	1,058,591
Belarus 1.2%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	754,413
06/29/2027	7.625%	700,000	798,076
02/28/2030	6.200%	1,800,000	1,928,570
Total			3,481,059
Brazil 4.4%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	270,000	285,139
Brazilian Government International Bond
01/07/2041	5.625%	4,650,000	4,980,066
01/27/2045	5.000%	5,580,000	5,509,893
Petrobras Global Finance BV
01/27/2028	5.999%	1,476,000	1,567,680
Total			12,342,778
China 4.1%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%	1,300,000	1,384,717
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%	1,300,000	1,390,022
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,346,179
Syngenta Finance NV(b)
04/24/2028	5.182%	7,200,000	7,480,505
Total			11,601,423
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.1%
Ecopetrol SA
01/16/2025	4.125%		326,000	337,429
Costa Rica 0.3%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		800,000	804,495
Croatia 0.9%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	988,478
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	766,592
10/23/2022	5.875%		600,000	647,824
Total				2,402,894
Dominican Republic 5.5%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,415,045
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	16,308,000	341,754
03/04/2022	10.375%	DOP	93,200,000	1,904,666
02/15/2023	8.900%	DOP	18,000,000	352,696
01/29/2026	6.875%		700,000	790,500
06/05/2026	9.750%	DOP	132,550,000	2,656,037
01/25/2027	5.950%		4,535,000	4,891,637
07/19/2028	6.000%		550,000	594,252
04/30/2044	7.450%		1,086,000	1,261,147
01/27/2045	6.850%		271,000	296,814
Total				15,504,548
Ecuador 1.1%
Ecuador Government International Bond(b)
12/13/2026	9.650%		2,350,000	2,554,011
Petroamazonas EP(b)
11/06/2020	4.625%		600,000	595,125
Total				3,149,136
Egypt 2.6%
Egypt Government International Bond(b)
03/01/2024	6.200%		400,000	416,961
06/11/2025	5.875%		400,000	408,803
04/16/2026	4.750%	EUR	1,000,000	1,142,786
01/31/2027	7.500%		1,000,000	1,068,997
03/01/2029	7.600%		550,000	580,841
04/30/2040	6.875%		900,000	859,129
02/21/2048	7.903%		1,300,000	1,317,016
03/01/2049	8.700%		1,380,000	1,485,098
Total				7,279,631

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
El Salvador 0.4%
El Salvador Government International Bond(b)
12/01/2019	7.375%		1,200,000	1,213,030
Ghana 0.4%
Ghana Government International Bond(b)
03/26/2027	7.875%		304,000	319,996
03/26/2032	8.125%		405,000	412,093
03/26/2051	8.950%		405,000	418,930
Total				1,151,019
Honduras 1.4%
Honduras Government International Bond(b)
01/19/2027	6.250%		3,683,000	3,971,703
Hungary 0.1%
Hungary Government International Bond
11/22/2023	5.750%		284,000	321,938
Indonesia 9.7%
Indonesia Government International Bond
09/18/2029	3.400%		3,080,000	3,101,089
Indonesia Government International Bond(b)
01/15/2045	5.125%		5,550,000	6,259,157
Indonesia Treasury Bond
05/15/2029	8.250%	IDR	55,000,000,000	4,137,098
Perusahaan Listrik Negara PT(b)
05/21/2048	6.150%		1,000,000	1,183,408
PT Indonesia Asahan Aluminium Persero(b)
11/15/2021	5.230%		1,000,000	1,052,970
11/15/2028	6.530%		1,300,000	1,538,053
11/15/2048	6.757%		1,750,000	2,148,571
PT Pertamina Persero(b)
05/03/2042	6.000%		1,235,000	1,419,131
Saka Energi Indonesia PT(b)
05/05/2024	4.450%		6,450,000	6,492,138
Total				27,331,615
Ivory Coast 0.3%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	303,082
03/03/2028	6.375%		499,000	494,925
Total				798,007
Kazakhstan 2.2%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	415,754
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		1,900,000	2,027,868
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		3,400,000	3,761,917
Total				6,205,539
Mexico 6.1%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,829,734
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	26,056
Petroleos Mexicanos
01/23/2026	4.500%		299,000	274,210
08/04/2026	6.875%		1,000,000	1,009,936
11/12/2026	7.470%	MXN	4,700,000	193,990
03/13/2027	6.500%		2,800,000	2,760,915
06/15/2035	6.625%		600,000	552,555
06/02/2041	6.500%		7,544,000	6,682,679
09/21/2047	6.750%		3,000,000	2,656,146
Total				16,986,221
Mongolia 0.5%
Mongolia Government International Bond(b)
05/01/2023	5.625%		1,500,000	1,529,383
Morocco 0.9%
OCP SA(b)
04/25/2044	6.875%		2,200,000	2,543,110
Netherlands 0.5%
Kazakhstan Temir Zholy Finance BV(b)
07/10/2042	6.950%		1,000,000	1,243,961
Syngenta Finance NV(b)
04/24/2028	5.182%		250,000	259,740
Total				1,503,701
Nigeria 1.1%
Nigeria Government International Bond(b)
11/21/2025	7.625%		500,000	545,933
11/28/2027	6.500%		1,326,000	1,327,991
01/21/2031	8.747%		1,100,000	1,225,749
Total				3,099,673
Oman 2.0%
Oman Government International Bond(b)
01/17/2028	5.625%		3,477,000	3,296,318
01/17/2048	6.750%		1,250,000	1,104,762
Oman Sovereign Sukuk SAOC(b)
10/31/2025	5.932%		1,160,000	1,172,467
Total				5,573,547

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pakistan 0.3%
Pakistan Government International Bond(b)
03/31/2036	7.875%		700,000	703,974
Paraguay 0.7%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,707,000	2,031,962
Peru 1.1%
Peruvian Government International Bond(b)
08/12/2034	5.400%	PEN	10,000,000	3,102,302
Qatar 3.6%
Qatar Government International Bond(b)
03/14/2029	4.000%		1,250,000	1,348,715
04/23/2048	5.103%		1,100,000	1,313,161
03/14/2049	4.817%		4,840,000	5,555,008
03/14/2049	4.817%		1,750,000	2,008,526
Total				10,225,410
Russian Federation 1.1%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	423,621
Gazprom OAO Via Gaz Capital SA(b)
03/07/2022	6.510%		500,000	540,205
08/16/2037	7.288%		946,000	1,195,065
Russian Foreign Bond - Eurobond(b)
04/04/2042	5.625%		800,000	938,665
Total				3,097,556
Saudi Arabia 3.4%
Saudi Arabian Oil Co.(b)
04/16/2049	4.375%		4,794,000	4,843,968
Saudi Government International Bond(b)
04/16/2029	4.375%		4,200,000	4,544,198
Total				9,388,166
Senegal 0.8%
Senegal Government International Bond(b)
05/23/2033	6.250%		2,200,000	2,130,691
South Africa 3.4%
Eskom Holdings SOC Ltd.(b)
01/26/2021	5.750%		2,900,000	2,932,567
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	49,500,000	3,982,134
Republic of South Africa Government International Bond
06/22/2030	5.875%		2,500,000	2,713,542
Total				9,628,243
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sri Lanka 1.5%
Sri Lanka Government International Bond(b)
05/11/2027	6.200%		1,975,000	1,878,124
04/18/2028	6.750%		1,462,000	1,419,859
03/28/2030	7.550%		812,000	815,931
Total				4,113,914
Turkey 2.9%
Turkey Government International Bond
03/25/2027	6.000%		2,900,000	2,758,668
04/26/2029	7.625%		2,000,000	2,050,650
02/17/2045	6.625%		3,660,000	3,355,137
Total				8,164,455
Ukraine 2.4%
Ukraine Government International Bond(b)
02/01/2024	8.994%		900,000	980,030
09/01/2026	7.750%		3,215,000	3,313,501
09/25/2032	7.375%		1,600,000	1,574,024
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		700,000	715,127
Total				6,582,682
United Arab Emirates 0.4%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%		1,200,000	1,246,661
Venezuela 1.1%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		12,559,928	1,883,989
Venezuela Government International Bond(b),(e)
10/13/2024	0.000%		4,300,000	1,139,500
Total				3,023,489
Total Foreign Government Obligations (Cost $215,799,755)				217,885,159

Treasury Bills(a) 2.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 1.3%
Argentina Treasury Bill
09/27/2019	3.690%		3,570,000	3,537,460
Nigeria 1.2%
Nigeria OMO Bill
02/20/2020	12.720%	NGN	922,000,000	2,362,540

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Treasury Bills(a) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria Treasury Bill
01/16/2020	12.460%	NGN	410,000,000	1,064,028
Total				3,426,568
Total Treasury Bills (Cost $6,895,779)				6,964,028

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(f),(g)	15,404,518	15,402,978
Total Money Market Funds (Cost $15,403,472)		15,402,978
Total Investments in Securities (Cost $271,305,255)		273,788,178
Other Assets & Liabilities, Net		6,806,684
Net Assets		$280,594,862
At June 30, 2019, securities and/or cash totaling $233,250 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
57,602,000 ZAR	3,997,219 USD	HSBC	08/02/2019	—	(76,227)
68,260,574 MXN	3,544,788 USD	Morgan Stanley	08/02/2019	6,932	—
324,000 EUR	370,168 USD	UBS	08/02/2019	772	—
Total				7,704	(76,227)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	25	09/2019	USD	3,199,219	81,391	—
U.S. Ultra Treasury Bond	60	09/2019	USD	10,653,750	553,366	—
Total					634,757	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $176,653,351, which represents 62.96% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2019, the total value of these securities amounted to $3,023,489, which represents 1.08% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	16,131,729	73,409,046	(74,136,257)	15,404,518	85	(494)	240,795	15,402,978
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian New Sol
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	33,536,013	—	—	33,536,013
Foreign Government Obligations	—	217,885,159	—	—	217,885,159
Treasury Bills	—	6,964,028	—	—	6,964,028
Money Market Funds	—	—	—	15,402,978	15,402,978
Total Investments in Securities	—	258,385,200	—	15,402,978	273,788,178
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,704	—	—	7,704
Futures Contracts	634,757	—	—	—	634,757
Liability
Forward Foreign Currency Exchange Contracts	—	(76,227)	—	—	(76,227)
Total	634,757	258,316,677	—	15,402,978	274,354,412
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	13

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $255,901,783)	$258,385,200
Affiliated issuers (cost $15,403,472)	15,402,978
Foreign currency (cost $4,827,285)	4,995,771
Margin deposits on:
Futures contracts	233,250
Unrealized appreciation on forward foreign currency exchange contracts	7,704
Receivable for:
Capital shares sold	258,604
Dividends	37,119
Interest	4,015,314
Foreign tax reclaims	32,887
Variation margin for futures contracts	781
Total assets	283,369,608
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	76,227
Payable for:
Investments purchased	2,427,847
Capital shares purchased	9,953
Variation margin for futures contracts	11,250
Management services fees	125,831
Distribution and/or service fees	30,594
Service fees	19,959
Compensation of board members	31,235
Compensation of chief compliance officer	26
Other expenses	41,824
Total liabilities	2,774,746
Net assets applicable to outstanding capital stock	$280,594,862
Represented by
Paid in capital	292,084,220
Total distributable earnings (loss)	(11,489,358)
Total - representing net assets applicable to outstanding capital stock	$280,594,862
Class 1
Net assets	$115,706,195
Shares outstanding	11,929,592
Net asset value per share	$9.70
Class 2
Net assets	$164,888,667
Shares outstanding	17,013,161
Net asset value per share	$9.69
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$240,795
Interest	7,581,397
Interfund lending	58
Foreign taxes withheld	(83,924)
Total income	7,738,326
Expenses:
Management services fees	745,738
Distribution and/or service fees
Class 2	175,114
Service fees	124,892
Compensation of board members	7,299
Custodian fees	21,210
Printing and postage fees	5,777
Audit fees	16,612
Legal fees	5,549
Compensation of chief compliance officer	25
Other	14,171
Total expenses	1,116,387
Net investment income	6,621,939
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,689,174)
Investments — affiliated issuers	85
Foreign currency translations	(8,666)
Forward foreign currency exchange contracts	(426,428)
Futures contracts	887,187
Net realized loss	(4,236,996)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,180,705
Investments — affiliated issuers	(494)
Foreign currency translations	169,087
Forward foreign currency exchange contracts	(64,854)
Futures contracts	151,167
Net change in unrealized appreciation (depreciation)	23,435,611
Net realized and unrealized gain	19,198,615
Net increase in net assets resulting from operations	$25,820,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$6,621,939	$11,680,560
Net realized loss	(4,236,996)	(3,088,614)
Net change in unrealized appreciation (depreciation)	23,435,611	(24,546,509)
Net increase (decrease) in net assets resulting from operations	25,820,554	(15,954,563)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(3,450,831)	(4,857,614)
Class 2	(4,412,430)	(4,692,642)
Total distributions to shareholders	(7,863,261)	(9,550,256)
Increase in net assets from capital stock activity	37,477,624	45,752,061
Total increase in net assets	55,434,917	20,247,242
Net assets at beginning of period	225,159,945	204,912,703
Net assets at end of period	$280,594,862	$225,159,945

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	85,116	810,228	180,902	1,721,034
Distributions reinvested	362,156	3,450,831	515,840	4,857,614
Redemptions	(16,608)	(158,492)	(57,657)	(532,748)
Net increase	430,664	4,102,567	639,085	6,045,900
Class 2
Subscriptions	3,333,642	31,695,784	4,502,304	42,818,320
Distributions reinvested	463,087	4,412,430	499,589	4,692,642
Redemptions	(288,149)	(2,733,157)	(824,075)	(7,804,801)
Net increase	3,508,580	33,375,057	4,177,818	39,706,161
Total net increase	3,939,244	37,477,624	4,816,903	45,752,061
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.01	0.25	0.74	0.99	(0.30)	—	(0.30)
Year Ended 12/31/2018	$10.15	0.53	(1.23)	(0.70)	(0.44)	—	(0.44)
Year Ended 12/31/2017	$9.50	0.59	0.52	1.11	(0.46)	—	(0.46)
Year Ended 12/31/2016	$8.77	0.55	0.43	0.98	(0.25)	—	(0.25)
Year Ended 12/31/2015	$9.01	0.52	(0.61)	(0.09)	(0.15)	—	(0.15)
Year Ended 12/31/2014	$9.41	0.57	(0.39)	0.18	(0.53)	(0.05)	(0.58)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.00	0.24	0.74	0.98	(0.29)	—	(0.29)
Year Ended 12/31/2018	$10.15	0.51	(1.25)	(0.74)	(0.41)	—	(0.41)
Year Ended 12/31/2017	$9.49	0.57	0.52	1.09	(0.43)	—	(0.43)
Year Ended 12/31/2016	$8.76	0.53	0.43	0.96	(0.23)	—	(0.23)
Year Ended 12/31/2015	$9.02	0.49	(0.60)	(0.11)	(0.15)	—	(0.15)
Year Ended 12/31/2014	$9.43	0.55	(0.40)	0.15	(0.51)	(0.05)	(0.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.70	11.04%	0.76% (c)	0.76% (c)	5.47% (c)	48%	$115,706
Year Ended 12/31/2018	$9.01	(7.04%)	0.76% (d)	0.76% (d)	5.53%	64%	$103,590
Year Ended 12/31/2017	$10.15	11.85%	0.75%	0.75%	5.88%	42%	$110,275
Year Ended 12/31/2016	$9.50	11.34%	0.75%	0.75%	5.92%	26%	$98,824
Year Ended 12/31/2015	$8.77	(1.03%)	0.75%	0.75%	5.77%	64%	$87,659
Year Ended 12/31/2014	$9.01	1.81%	0.71%	0.71%	5.93%	30%	$184,984
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.69	10.91%	1.01% (c)	1.01% (c)	5.22% (c)	48%	$164,889
Year Ended 12/31/2018	$9.00	(7.38%)	1.02% (d)	1.02% (d)	5.32%	64%	$121,570
Year Ended 12/31/2017	$10.15	11.69%	1.01%	1.01%	5.70%	42%	$94,637
Year Ended 12/31/2016	$9.49	11.07%	1.01%	1.01%	5.63%	26%	$40,731
Year Ended 12/31/2015	$8.76	(1.31%)	1.01%	1.01%	5.49%	64%	$16,653
Year Ended 12/31/2014	$9.02	1.44%	0.96%	0.96%	5.75%	30%	$11,708
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	19

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,704
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	634,757*
Total		642,461

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	76,227

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(426,428)	—	(426,428)
Interest rate risk	—	887,187	887,187
Total	(426,428)	887,187	460,759

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(64,854)	—	(64,854)
Interest rate risk	—	151,167	151,167
Total	(64,854)	151,167	86,313
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	13,665,328

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	63,776	(134,354)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	6,932	772	7,704
Liabilities
Forward foreign currency exchange contracts	76,227	-	-	76,227
Total financial and derivative net assets	(76,227)	6,932	772	(68,523)
Total collateral received (pledged) (a)	-	-	-	-
Net amount (b)	(76,227)	6,932	772	(68,523)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager, and in this capacity, are subject to the oversight and supervision of the Investment Manager, and consistent with the investment objectives, policies and limitations, set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2019, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $1,323,118 and $0, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.10% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.77%	0.85%
Class 2	1.02	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
271,305,000	10,959,000	(7,910,000)	3,049,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	3,448,042	7,845,541	11,293,583
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $149,388,485 and $110,001,247, respectively, for the six months ended June 30, 2019, of which $2,204,559 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	350,000	2.97	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2019, one unaffiliated shareholder of record owned 50.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 45.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	31

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	33

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2019	35

Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6537 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2019

Fund at a Glance
Investment objective
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
Portfolio management
Threadneedle International Limited
David Donora
Nicolas Robin
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	4.89	-8.77	-9.85	-8.17
Class 2	04/30/13	5.04	-8.78	-10.06	-8.37
Bloomberg Commodity Index Total Return		5.06	-6.75	-9.15	-7.36
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
Commodities market exposure (%) (at June 30, 2019)
Commodities contracts(a)	Long	Short	Net
Agriculture	34.8	(8.5)	26.3
Energy	29.2	—	29.2
Industrial Metals	18.0	(1.8)	16.2
Precious Metals	26.7	(2.1)	24.6
Livestock	5.0	(1.3)	3.7
Total notional market value of commodities contracts	113.7	(13.7)	100.0
(a) Reflects notional market value of commodities contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2019)
Money Market Funds	6.8
Options Purchased Calls	0.3
Options Purchased Puts	0.0 (a)
Treasury Bills	52.9
U.S. Government & Agency Obligations	35.4
Other Assets	4.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon net assets. At period end, the Fund held an investment in Affiliated Money Market Fund, U.S. Treasury Bills, and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund’s investments in open commodities contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,048.90	1,021.28	3.32	3.27	0.66
Class 2	1,000.00	1,000.00	1,050.40	1,020.06	4.58	4.51	0.91
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	5

Consolidated Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 52.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 52.9%
U.S. Treasury Bills
09/12/2019	2.000%	57,600,000	57,361,567
10/10/2019	2.040%	61,500,000	61,143,997
11/07/2019	2.040%	61,500,000	61,050,496
12/05/2019	2.010%	37,500,000	37,172,956
Total			216,729,016
Total Treasury Bills (Cost $216,505,094)			216,729,016

U.S. Government & Agency Obligations 35.4%

Federal Home Loan Banks Discount Notes
07/17/2019	2.410%	41,500,000	41,448,101
10/08/2019	2.220%	20,900,000	20,771,340
Federal Home Loan Mortgage Corp. Discount Notes
10/17/2019	2.220%	41,500,000	41,222,324
Federal National Mortgage Association Discount Notes
07/03/2019	2.410%	41,500,000	41,486,312
Total U.S. Government & Agency Obligations (Cost $144,893,663)			144,928,077
Options Purchased Calls 0.3%
Value ($)
(Cost $728,989)	1,071,530

Options Purchased Puts 0.0%

(Cost $833,330)	226,380

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	27,749,641	27,746,866
Total Money Market Funds (Cost $27,746,866)		27,746,866
Total Investments in Securities (Cost: $390,707,942)		390,701,869
Other Assets & Liabilities, Net		18,840,863
Net Assets		409,542,732
At June 30, 2019, securities and/or cash totaling $21,934,146 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	656	07/2019	USD	42,469,440	1,917,958	—
Coffee	248	09/2019	USD	10,178,850	734,975	—
Copper	452	09/2019	USD	30,662,550	714,121	—
Corn	1,781	09/2019	USD	37,823,988	—	(923,448)
Cotton	138	12/2019	USD	4,559,520	—	(96,532)
Gas Oil	180	09/2019	USD	10,809,000	671,001	—
Gold 100 oz.	294	08/2019	USD	41,562,780	3,535,142	—
Lead	41	09/2019	USD	1,980,300	18,571	—
Lean Hogs	325	08/2019	USD	9,880,000	—	(890,302)
Live Cattle	299	08/2019	USD	12,480,260	—	(367,729)
Natural Gas	1,226	08/2019	USD	27,977,320	—	(784,219)
Nickel	183	09/2019	USD	13,950,090	1,027,244	—
NY Harbor ULSD	58	08/2019	USD	4,743,379	305,457	—
Primary Aluminum	330	09/2019	USD	14,852,063	158,792	—
RBOB Gasoline	66	07/2019	USD	5,257,375	19,685	—
RBOB Gasoline	409	08/2019	USD	31,849,730	3,191,164	—
Silver	297	09/2019	USD	22,781,385	638,185	—
Soybean	90	08/2019	USD	4,070,250	21,040	—
Soybean	326	11/2019	USD	15,044,900	490,237	—
Soybean Meal	466	12/2019	USD	15,047,140	—	(79,773)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	618	12/2019	USD	10,690,164	278,571	—
Sugar #11	632	09/2019	USD	8,932,941	—	(116,712)
Wheat	438	09/2019	USD	11,546,775	115,521	—
Wheat	194	09/2019	USD	4,476,550	—	(93,022)
White Sugar #5	241	07/2019	USD	3,957,220	—	(48,406)
WTI Crude	115	08/2019	USD	6,729,800	738,096	—
Zinc	39	09/2019	USD	2,438,475	20,265	—
Total					14,596,025	(3,400,143)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn	(459)	12/2019	USD	(9,902,925)	284,605	—
Lean Hogs	(62)	10/2019	USD	(1,757,080)	139,276	—
Total					423,881	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Copper	UBS	USD	8,276,175	122	275.00	07/25/2019	61,454	117,425
Corn	UBS	USD	7,011,875	325	500.00	11/22/2019	86,521	199,062
Gold	UBS	USD	9,189,050	65	1,350.00	07/25/2019	37,295	430,300
Primary Aluminum†	UBS	USD	8,109,238	182	1,900.00	07/03/2019	113,782	137
Soybean	UBS	USD	13,706,550	297	1,000.00	10/25/2019	348,912	239,456
Sugar #11	UBS	USD	3,957,632	280	13.50	09/16/2019	57,742	78,400
Wheat	UBS	USD	3,558,938	135	600.00	07/26/2019	23,283	6,750
Total							728,989	1,071,530
†	Valuation based on significant unobservable inputs.

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Silver	UBS	USD	22,551,270	294	14.25	08/27/2019	406,247	83,790
Silver	UBS	USD	12,196,095	159	14.50	08/27/2019	231,149	77,115
Silver	UBS	USD	10,355,175	135	14.50	08/27/2019	195,934	65,475
Total							833,330	226,380

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Soybean	UBS	USD	(13,706,550)	(297)	1,200.00	10/25/2019	(57,834)	(40,837)
Sugar #11	UBS	USD	(3,957,632)	(280)	15.00	9/16/2019	(11,250)	(18,816)
Total							(69,084)	(59,653)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cattle Feeder	UBS	USD	(4,105,500)	(60)	133.00	08/30/2019	(95,772)	(81,000)
Gold 100 oz.	UBS	USD	(9,189,050)	(65)	1,350.00	07/25/2019	(48,108)	(16,900)
Primary Aluminum†	UBS	USD	(8,109,238)	(182)	1,800.00	07/03/2019	(117,699)	(109,791)
Soybean	UBS	USD	(10,245,300)	(222)	800.00	10/25/2019	(77,769)	(29,138)
Total							(339,348)	(236,829)
†	Valuation based on significant unobservable inputs.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	7

Consolidated Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	5,350,796	345,259,590	(322,860,745)	27,749,641	(393)	—	234,051	27,746,866
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	216,729,016	—	—	—	216,729,016
U.S. Government & Agency Obligations	—	144,928,077	—	—	144,928,077
Options Purchased Calls	1,071,393	—	137	—	1,071,530
Options Purchased Puts	226,380	—	—	—	226,380
Money Market Funds	—	—	—	27,746,866	27,746,866
Total Investments in Securities	218,026,789	144,928,077	137	27,746,866	390,701,869
Investments in Derivatives
Asset
Futures Contracts	15,019,906	—	—	—	15,019,906
Liability
Futures Contracts	(3,400,143)	—	—	—	(3,400,143)
Options Contracts Written	(186,691)	—	(109,791)	—	(296,482)
Total	229,459,861	144,928,077	(109,654)	27,746,866	402,025,150
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain option securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	9

Consolidated Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $361,398,757)	$361,657,093
Affiliated issuers (cost $27,746,866)	27,746,866
Options purchased (cost $1,562,319)	1,297,910
Cash	1,813
Margin deposits on:
Futures contracts	21,934,146
Receivable for:
Capital shares sold	41,390
Dividends	21,808
Variation margin for futures contracts	1,475,151
Total assets	414,176,177
Liabilities
Option contracts written, at value (premiums received $408,432)	296,482
Payable for:
Capital shares purchased	353
Variation margin for futures contracts	4,266,158
Management services fees	7,032
Distribution and/or service fees	109
Service fees	3,437
Compensation of board members	25,011
Compensation of chief compliance officer	48
Other expenses	34,815
Total liabilities	4,633,445
Net assets applicable to outstanding capital stock	$409,542,732
Represented by
Paid in capital	472,475,380
Total distributable earnings (loss)	(62,932,648)
Total - representing net assets applicable to outstanding capital stock	$409,542,732
Class 1
Net assets	$393,530,156
Shares outstanding	72,843,321
Net asset value per share	$5.40
Class 2
Net assets	$16,012,576
Shares outstanding	2,989,275
Net asset value per share	$5.36
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Consolidated Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$234,051
Interest	4,449,449
Total income	4,683,500
Expenses:
Management services fees	1,220,841
Distribution and/or service fees
Class 2	19,588
Service fees	14,368
Compensation of board members	8,050
Custodian fees	12,427
Printing and postage fees	3,935
Audit fees	16,313
Legal fees	6,298
Compensation of chief compliance officer	38
Other	5,468
Total expenses	1,307,326
Net investment income	3,376,174
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	56,097
Investments — affiliated issuers	(393)
Futures contracts	(20,646,667)
Options purchased	(1,545,493)
Options contracts written	(174,127)
Net realized loss	(22,310,583)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	258,854
Futures contracts	30,939,056
Options purchased	245,190
Options contracts written	417,090
Net change in unrealized appreciation (depreciation)	31,860,190
Net realized and unrealized gain	9,549,607
Net increase in net assets resulting from operations	$12,925,781
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	11

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$3,376,174	$5,214,359
Net realized loss	(22,310,583)	(22,634,779)
Net change in unrealized appreciation (depreciation)	31,860,190	(35,866,163)
Net increase (decrease) in net assets resulting from operations	12,925,781	(53,286,583)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(4,687,325)	(698,995)
Class 2	(147,075)
Total distributions to shareholders	(4,834,400)	(698,995)
Increase (decrease) in net assets from capital stock activity	159,304,726	(256,032,908)
Total increase (decrease) in net assets	167,396,107	(310,018,486)
Net assets at beginning of period	242,146,625	552,165,111
Net assets at end of period	$409,542,732	$242,146,625

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	28,403,865	154,515,632	217,478	1,251,387
Distributions reinvested	861,640	4,687,325	117,676	698,995
Redemptions	(8,201)	(44,794)	(45,446,354)	(260,203,312)
Net increase (decrease)	29,257,304	159,158,163	(45,111,200)	(258,252,930)
Class 2
Subscriptions	258,177	1,401,507	853,818	5,024,423
Distributions reinvested	27,287	147,075	—	—
Redemptions	(259,698)	(1,402,019)	(482,122)	(2,804,401)
Net increase	25,766	146,563	371,696	2,220,022
Total net increase (decrease)	29,283,070	159,304,726	(44,739,504)	(256,032,908)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	13

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$5.21	0.05	0.21	0.26	(0.07)	(0.07)
Year Ended 12/31/2018	$6.05	0.07	(0.90)	(0.83)	(0.01)	(0.01)
Year Ended 12/31/2017	$6.33	0.01	0.07	0.08	(0.36)	(0.36)
Year Ended 12/31/2016	$5.61	(0.02)	0.74	0.72	—	—
Year Ended 12/31/2015	$7.34	(0.05)	(1.68)	(1.73)	—	—
Year Ended 12/31/2014	$9.32	(0.07)	(1.91)	(1.98)	—	—
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$5.15	0.04	0.22	0.26	(0.05)	(0.05)
Year Ended 12/31/2018	$6.00	0.06	(0.91)	(0.85)	—	—
Year Ended 12/31/2017	$6.27	(0.01)	0.08	0.07	(0.34)	(0.34)
Year Ended 12/31/2016	$5.58	(0.04)	0.73	0.69	—	—
Year Ended 12/31/2015	$7.32	(0.07)	(1.67)	(1.74)	—	—
Year Ended 12/31/2014	$9.32	(0.09)	(1.91)	(2.00)	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$5.40	4.89%	0.66% (c)	0.66% (c)	1.75% (c)	0%	$393,530
Year Ended 12/31/2018	$5.21	(13.77%)	0.66% (d)	0.66% (d)	1.18%	0%	$226,877
Year Ended 12/31/2017	$6.05	1.80%	0.69%	0.69%	0.15%	0%	$536,624
Year Ended 12/31/2016	$6.33	12.83%	0.74%	0.74%	(0.39%)	0%	$481,110
Year Ended 12/31/2015	$5.61	(23.57%)	0.88%	0.88%	(0.77%)	0%	$42,326
Year Ended 12/31/2014	$7.34	(21.24%)	0.78%	0.78%	(0.71%)	0%	$66,873
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$5.36	5.04%	0.91% (c)	0.91% (c)	1.50% (c)	0%	$16,013
Year Ended 12/31/2018	$5.15	(14.17%)	0.92% (d)	0.92% (d)	1.05%	0%	$15,269
Year Ended 12/31/2017	$6.00	1.71%	0.94%	0.94%	(0.09%)	0%	$15,541
Year Ended 12/31/2016	$6.27	12.37%	0.99%	0.99%	(0.63%)	0%	$10,540
Year Ended 12/31/2015	$5.58	(23.77%)	1.15%	1.15%	(1.02%)	0%	$3,550
Year Ended 12/31/2014	$7.32	(21.46%)	1.03%	1.03%	(0.96%)	0%	$1,492
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	15

Notes to Consolidated Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2019, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	5.73%
Net assets	$23,457,306
Net investment income (loss)	123,802
Net realized gain (loss)	(22,366,287)
Net change in unrealized appreciation (depreciation)	31,601,336
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	17

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	15,019,906*
Commodity-related investment risk	Investments, at value — Options purchased	1,297,910
Total		16,317,816

Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	19

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,400,143*
Commodity-related investment risk	Options contracts written, at value	296,482
Total		3,696,625

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Commodity-related investment risk	(20,646,667)	(174,127)	(1,545,493)	(22,366,287)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Commodity-related investment risk	30,939,056	417,090	245,190	31,601,336
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	403,338,535
Futures contracts — short	5,830,003

Derivative instrument	Average value ($)*
Options contracts — purchased	777,611
Options contracts — written	(604,041)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
UBS ($)
Assets
Options purchased calls	1,071,530
Options purchased puts	226,380
Total assets	1,297,910
Liabilities
Options contracts written	296,482
Total financial and derivative net assets	1,001,428
Total collateral received (pledged) (a)	-
Net amount (b)	1,001,428

20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.01% of the Fund’s average daily net assets.
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.80%	0.85%
Class 2	1.05	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
390,708,000	15,977,000	(4,252,000)	11,725,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	453,619	—	453,619
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2019, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	25

Notes to Consolidated Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	27

Approval of Management and Subadvisory Agreements   (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as increased scrutiny of Fund research tools) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle, including accounts subadvised by Columbia Threadneedle, and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
28	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

Approval of Management and Subadvisory Agreements   (continued)
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.
The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019	29

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6631 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Disciplined Core Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	14.89	7.19	10.30	15.01
Class 2*	05/03/10	14.75	6.90	10.03	14.74
Class 3	10/13/81	14.84	7.06	10.17	14.88
S&P 500 Index		18.54	10.42	10.71	14.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Alphabet, Inc., Class A	4.1
Facebook, Inc., Class A	3.5
MasterCard, Inc., Class A	2.9
Cisco Systems, Inc.	2.8
Citigroup, Inc.	2.6
Verizon Communications, Inc.	2.6
Microsoft Corp.	2.5
Amazon.com, Inc.	2.5
Adobe, Inc.	2.3
Boeing Co. (The)	2.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	10.2
Consumer Discretionary	9.8
Consumer Staples	7.5
Energy	4.7
Financials	12.9
Health Care	14.0
Industrials	9.6
Information Technology	21.9
Materials	3.0
Real Estate	2.9
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,148.90	1,021.28	3.48	3.27	0.66
Class 2	1,000.00	1,000.00	1,147.50	1,020.06	4.79	4.51	0.91
Class 3	1,000.00	1,000.00	1,148.40	1,020.70	4.11	3.86	0.78
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	2,379,400	135,935,122
Interactive Media & Services 7.6%
Alphabet, Inc., Class A(a)	203,400	220,241,520
Facebook, Inc., Class A(a)	955,000	184,315,000
Total		404,556,520
Total Communication Services		540,491,642
Consumer Discretionary 9.7%
Automobiles 0.7%
Harley-Davidson, Inc.	1,031,300	36,951,479
Hotels, Restaurants & Leisure 2.2%
Starbucks Corp.	1,398,800	117,261,404
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.(a)	70,500	133,500,915
Expedia Group, Inc.	154,800	20,593,044
Total		154,093,959
Specialty Retail 2.3%
Advance Auto Parts, Inc.	368,900	56,862,246
AutoZone, Inc.(a)	52,500	57,722,175
Best Buy Co., Inc.	106,400	7,419,272
Total		122,003,693
Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	1,051,300	88,256,635
Total Consumer Discretionary		518,567,170
Consumer Staples 7.5%
Food & Staples Retailing 2.5%
Walgreens Boots Alliance, Inc.	1,194,800	65,319,716
Walmart, Inc.	592,400	65,454,276
Total		130,773,992
Food Products 1.0%
Tyson Foods, Inc., Class A	670,800	54,160,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.9%
Kimberly-Clark Corp.	656,750	87,531,640
Procter & Gamble Co. (The)	126,700	13,892,655
Total		101,424,295
Tobacco 2.1%
Altria Group, Inc.	1,320,600	62,530,410
Philip Morris International, Inc.	658,700	51,727,711
Total		114,258,121
Total Consumer Staples		400,616,800
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	403,000	50,149,320
ConocoPhillips Co.	1,535,200	93,647,200
HollyFrontier Corp.	616,800	28,545,504
Marathon Petroleum Corp.	450,700	25,185,116
Valero Energy Corp.	633,000	54,191,130
Total		251,718,270
Total Energy		251,718,270
Financials 12.9%
Banks 3.5%
Bank of America Corp.	861,600	24,986,400
Citigroup, Inc.	1,944,800	136,194,344
Comerica, Inc.	354,300	25,736,352
Total		186,917,096
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	295,800	13,059,570
CME Group, Inc.	37,900	7,356,769
Franklin Resources, Inc.	1,307,900	45,514,920
Intercontinental Exchange, Inc.	1,223,500	105,147,590
Invesco Ltd.	320,500	6,557,430
Morgan Stanley	121,800	5,336,058
S&P Global, Inc.	29,400	6,697,026
T. Rowe Price Group, Inc.	216,000	23,697,360
Total		213,366,723
Consumer Finance 1.7%
Capital One Financial Corp.	987,200	89,578,528
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.7%
Voya Financial, Inc.	702,000	38,820,600
Insurance 3.0%
Allstate Corp. (The)	470,300	47,824,807
Aon PLC	111,400	21,497,972
MetLife, Inc.	639,000	31,739,130
Prudential Financial, Inc.	550,200	55,570,200
Total		156,632,109
Total Financials		685,315,056
Health Care 13.9%
Biotechnology 2.3%
AbbVie, Inc.	183,890	13,372,481
Alexion Pharmaceuticals, Inc.(a)	280,000	36,674,400
Amgen, Inc.	26,010	4,793,123
BioMarin Pharmaceutical, Inc.(a)	238,300	20,410,395
Gilead Sciences, Inc.	252,930	17,087,951
Vertex Pharmaceuticals, Inc.(a)	171,260	31,405,658
Total		123,744,008
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	558,000	46,927,800
Baxter International, Inc.	549,900	45,036,810
Total		91,964,610
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	104,000	8,867,040
Cardinal Health, Inc.	1,918,280	90,350,988
McKesson Corp.	526,200	70,716,018
Total		169,934,046
Pharmaceuticals 6.7%
Allergan PLC	151,000	25,281,930
Bristol-Myers Squibb Co.	2,144,500	97,253,075
Eli Lilly & Co.	716,100	79,336,719
Johnson & Johnson	353,400	49,221,552
Merck & Co., Inc.	1,185,400	99,395,790
Mylan NV(a)	413,600	7,874,944
Total		358,364,010
Total Health Care		744,006,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.6%
Aerospace & Defense 2.7%
Boeing Co. (The)	336,400	122,452,964
L3 Harris Technologies, Inc.	110,600	20,917,778
Total		143,370,742
Airlines 1.6%
Southwest Airlines Co.	1,738,700	88,291,186
Electrical Equipment 0.5%
Rockwell Automation, Inc.	157,100	25,737,693
Industrial Conglomerates 0.9%
Honeywell International, Inc.	278,500	48,623,315
Machinery 2.6%
Cummins, Inc.	302,500	51,830,350
Snap-On, Inc.	516,900	85,619,316
Total		137,449,666
Professional Services 0.4%
Robert Half International, Inc.	334,700	19,081,247
Road & Rail 0.9%
CSX Corp.	225,200	17,423,724
Union Pacific Corp.	176,600	29,864,826
Total		47,288,550
Total Industrials		509,842,399
Information Technology 21.8%
Communications Equipment 3.2%
Cisco Systems, Inc.	2,720,500	148,892,965
F5 Networks, Inc.(a)	139,400	20,300,822
Total		169,193,787
IT Services 6.1%
MasterCard, Inc., Class A	576,400	152,475,092
VeriSign, Inc.(a)	505,500	105,730,380
Visa, Inc., Class A	390,200	67,719,210
Total		325,924,682
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	372,900	107,342,994
Lam Research Corp.	290,800	54,623,872
Qorvo, Inc.(a)	95,900	6,387,899
Total		168,354,765

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.4%
Adobe, Inc.(a)	419,600	123,635,140
Fortinet, Inc.(a)	327,400	25,154,142
Microsoft Corp.	1,004,100	134,509,236
VMware, Inc., Class A	361,000	60,362,810
Total		343,661,328
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.(b)	530,800	105,055,936
HP, Inc.	2,537,500	52,754,625
Total		157,810,561
Total Information Technology		1,164,945,123
Materials 3.0%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	1,055,900	90,944,667
Metals & Mining 1.3%
Nucor Corp.	1,284,800	70,792,480
Total Materials		161,737,147
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	161,600	33,039,120
Host Hotels & Resorts, Inc.	2,635,800	48,024,276
Simon Property Group, Inc.	458,800	73,297,888
Total		154,361,284
Total Real Estate		154,361,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.5%
Electric Utilities 1.9%
American Electric Power Co., Inc.	118,000	10,385,180
Exelon Corp.	1,902,900	91,225,026
Total		101,610,206
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	1,206,000	20,212,560
NRG Energy, Inc.	1,293,900	45,441,768
Total		65,654,328
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.	289,800	17,046,036
Total Utilities		184,310,570
Total Common Stocks (Cost $4,546,552,891)		5,315,912,135

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(d)	22,737,909	22,735,635
Total Money Market Funds (Cost $22,736,451)		22,735,635
Total Investments in Securities (Cost: $4,569,289,342)		5,338,647,770
Other Assets & Liabilities, Net		1,532,399
Net Assets		5,340,180,169

At June 30, 2019, securities and/or cash totaling $2,414,624 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	227	09/2019	USD	33,416,670	559,560	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	24,024,125	176,760,847	(178,047,063)	22,737,909	(3,626)	(816)	471,067	22,735,635
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	540,491,642	—	—	—	540,491,642
Consumer Discretionary	518,567,170	—	—	—	518,567,170
Consumer Staples	400,616,800	—	—	—	400,616,800
Energy	251,718,270	—	—	—	251,718,270
Financials	685,315,056	—	—	—	685,315,056
Health Care	744,006,674	—	—	—	744,006,674
Industrials	509,842,399	—	—	—	509,842,399
Information Technology	1,164,945,123	—	—	—	1,164,945,123
Materials	161,737,147	—	—	—	161,737,147
Real Estate	154,361,284	—	—	—	154,361,284
Utilities	184,310,570	—	—	—	184,310,570
Total Common Stocks	5,315,912,135	—	—	—	5,315,912,135
Money Market Funds	—	—	—	22,735,635	22,735,635
Total Investments in Securities	5,315,912,135	—	—	22,735,635	5,338,647,770
Investments in Derivatives
Asset
Futures Contracts	559,560	—	—	—	559,560
Total	5,316,471,695	—	—	22,735,635	5,339,207,330
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,546,552,891)	$5,315,912,135
Affiliated issuers (cost $22,736,451)	22,735,635
Receivable for:
Investments sold	13,694,067
Capital shares sold	763,968
Dividends	8,411,062
Variation margin for futures contracts	150,955
Total assets	5,361,667,822
Liabilities
Payable for:
Investments purchased	13,299,140
Capital shares purchased	5,142,026
Management services fees	2,544,562
Distribution and/or service fees	123,625
Service fees	59,216
Compensation of board members	167,628
Compensation of chief compliance officer	605
Other expenses	150,851
Total liabilities	21,487,653
Net assets applicable to outstanding capital stock	$5,340,180,169
Represented by
Trust capital	$5,340,180,169
Total - representing net assets applicable to outstanding capital stock	$5,340,180,169
Class 1
Net assets	$4,063,889,842
Shares outstanding	75,433,922
Net asset value per share	$53.87
Class 2
Net assets	$36,634,247
Shares outstanding	695,507
Net asset value per share	$52.67
Class 3
Net assets	$1,239,656,080
Shares outstanding	23,284,877
Net asset value per share	$53.24
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$54,791,882
Dividends — affiliated issuers	471,067
Total income	55,262,949
Expenses:
Management services fees	16,284,028
Distribution and/or service fees
Class 2	40,732
Class 3	754,827
Service fees	373,407
Compensation of board members	43,798
Custodian fees	20,387
Printing and postage fees	124,750
Audit fees	14,500
Legal fees	26,195
Compensation of chief compliance officer	552
Other	38,757
Total expenses	17,721,933
Net investment income	37,541,016
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	213,801,404
Investments — affiliated issuers	(3,626)
Futures contracts	6,335,695
Net realized gain	220,133,473
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	451,539,596
Investments — affiliated issuers	(816)
Futures contracts	1,391,217
Net change in unrealized appreciation (depreciation)	452,929,997
Net realized and unrealized gain	673,063,470
Net increase in net assets resulting from operations	$710,604,486
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$37,541,016	$75,710,803
Net realized gain	220,133,473	483,554,445
Net change in unrealized appreciation (depreciation)	452,929,997	(718,989,772)
Net increase (decrease) in net assets resulting from operations	710,604,486	(159,724,524)
Decrease in net assets from capital stock activity	(188,582,577)	(593,896,354)
Total increase (decrease) in net assets	522,021,909	(753,620,878)
Net assets at beginning of period	4,818,158,260	5,571,779,138
Net assets at end of period	$5,340,180,169	$4,818,158,260

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,162,170	60,421,460	2,459,255	124,648,047
Redemptions	(3,585,959)	(186,577,489)	(11,338,381)	(573,238,465)
Net decrease	(2,423,789)	(126,156,029)	(8,879,126)	(448,590,418)
Class 2
Subscriptions	97,091	4,948,461	159,722	8,087,275
Redemptions	(18,642)	(950,177)	(38,534)	(1,886,146)
Net increase	78,449	3,998,284	121,188	6,201,129
Class 3
Subscriptions	4,468	228,854	8,839	445,240
Redemptions	(1,294,062)	(66,653,686)	(3,029,901)	(151,952,305)
Net decrease	(1,289,594)	(66,424,832)	(3,021,062)	(151,507,065)
Total net decrease	(3,634,934)	(188,582,577)	(11,779,000)	(593,896,354)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$46.89	0.38	6.60	6.98
Year Ended 12/31/2018	$48.64	0.72	(2.47)	(1.75)
Year Ended 12/31/2017	$39.11	0.77	8.76	9.53
Year Ended 12/31/2016	$36.19	0.62	2.30	2.92
Year Ended 12/31/2015	$35.87	0.57	(0.25)	0.32
Year Ended 12/31/2014	$31.09	0.48	4.30	4.78
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$45.90	0.31	6.46	6.77
Year Ended 12/31/2018	$47.74	0.60	(2.44)	(1.84)
Year Ended 12/31/2017	$38.48	0.65	8.61	9.26
Year Ended 12/31/2016	$35.69	0.52	2.27	2.79
Year Ended 12/31/2015	$35.47	0.47	(0.25)	0.22
Year Ended 12/31/2014	$30.82	0.38	4.27	4.65
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$46.36	0.34	6.54	6.88
Year Ended 12/31/2018	$48.16	0.65	(2.45)	(1.80)
Year Ended 12/31/2017	$38.77	0.71	8.68	9.39
Year Ended 12/31/2016	$35.92	0.57	2.28	2.85
Year Ended 12/31/2015	$35.65	0.52	(0.25)	0.27
Year Ended 12/31/2014	$30.94	0.42	4.29	4.71

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$53.87	14.89%	0.66% (c)	0.66% (c)	1.49% (c)	39%	$4,063,890
Year Ended 12/31/2018	$46.89	(3.60%)	0.66%	0.66%	1.42%	74%	$3,650,498
Year Ended 12/31/2017	$48.64	24.37%	0.68%	0.68%	1.79%	69%	$4,219,124
Year Ended 12/31/2016	$39.11	8.07%	0.71%	0.71%	1.70%	80%	$3,583,512
Year Ended 12/31/2015	$36.19	0.89%	0.73%	0.73%	1.58%	78%	$2,941,017
Year Ended 12/31/2014	$35.87	15.38%	0.74%	0.74%	1.45%	76%	$1,399,482
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$52.67	14.75%	0.91% (c)	0.91% (c)	1.25% (c)	39%	$36,634
Year Ended 12/31/2018	$45.90	(3.85%)	0.91%	0.91%	1.21%	74%	$28,322
Year Ended 12/31/2017	$47.74	24.07%	0.93%	0.93%	1.54%	69%	$23,671
Year Ended 12/31/2016	$38.48	7.82%	0.96%	0.96%	1.45%	80%	$18,402
Year Ended 12/31/2015	$35.69	0.62%	0.98%	0.98%	1.31%	78%	$16,917
Year Ended 12/31/2014	$35.47	15.09%	1.00%	1.00%	1.17%	76%	$9,531
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$53.24	14.84%	0.78% (c)	0.78% (c)	1.36% (c)	39%	$1,239,656
Year Ended 12/31/2018	$46.36	(3.74%)	0.78%	0.78%	1.29%	74%	$1,139,339
Year Ended 12/31/2017	$48.16	24.22%	0.81%	0.81%	1.67%	69%	$1,328,984
Year Ended 12/31/2016	$38.77	7.94%	0.83%	0.83%	1.58%	80%	$1,214,003
Year Ended 12/31/2015	$35.92	0.76%	0.85%	0.85%	1.44%	78%	$1,280,983
Year Ended 12/31/2014	$35.65	15.22%	0.87%	0.87%	1.30%	76%	$1,411,277
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	559,560*

18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	6,335,695

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,391,217
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	43,738,380

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020	Prior to May 1, 2019
Class 1	0.71%	0.72%
Class 2	0.96	0.97
Class 3	0.835	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,004,981,736 and $2,150,602,363, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
24	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	25

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2019	27

Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-2006 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Balanced Fund (the Fund) seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 2011
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	14.12	8.72	6.99	10.82
Class 2*	06/25/14	13.97	8.43	6.71	10.58
Class 3	04/30/86	13.99	8.53	6.81	10.72
Blended Benchmark		13.64	9.87	7.75	10.50
S&P 500 Index		18.54	10.42	10.71	14.70
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.90
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Microsoft Corp.	3.6
Federal National Mortgage Association 08/13/2049 4.000%	2.6
Apple, Inc.	2.2
Amazon.com, Inc.	2.2
MasterCard, Inc., Class A	2.0
U.S. Treasury 02/15/2045 2.500%	2.0
Berkshire Hathaway, Inc., Class B	2.0
Federal National Mortgage Association 08/13/2049 3.500%	1.8
JPMorgan Chase & Co.	1.7
Citigroup, Inc.	1.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Non-Agency	4.7
Commercial Mortgage-Backed Securities - Agency	0.1
Commercial Mortgage-Backed Securities - Non-Agency	2.5
Common Stocks	55.9
Corporate Bonds & Notes	10.2
Exchange-Traded Funds	0.9
Foreign Government Obligations	0.2
Inflation-Indexed Bonds	0.6
Money Market Funds	7.6
Residential Mortgage-Backed Securities - Agency	7.9
Residential Mortgage-Backed Securities - Non-Agency	6.3
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	0.9
U.S. Treasury Obligations	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,141.20	1,020.84	3.94	3.72	0.75
Class 2	1,000.00	1,000.00	1,139.70	1,019.62	5.25	4.95	1.00
Class 3	1,000.00	1,000.00	1,139.90	1,020.25	4.57	4.31	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	875,000	885,018
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.701%	2,400,000	2,386,260
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.742%	900,000	873,948
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	800,000	804,604
Series 2018-2A Class A
03/20/2025	4.000%	3,075,000	3,251,739
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.297%	3,450,000	3,415,238
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.732%	1,850,000	1,840,791
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.042%	2,550,000	2,524,513
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	198,594	199,305
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	1,383,379	1,390,442
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	1,500,000	1,519,786
Series 2019-2 Class C
06/16/2025	3.420%	1,000,000	1,020,088
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	1,125,000	1,151,687
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.827%	460,000	460,140
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	4.347%	550,000	549,438
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.567%	2,100,000	2,076,778
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	4.147%	950,000	937,654
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.617%	1,300,000	1,292,902
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	800,000	813,333
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	1,025,000	1,037,865
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	1,300,000	1,323,781
Foundation Finance Trust(a),(c),(d)
Series 2019-1A Class A
11/15/2034	3.860%	1,019,891	1,023,155
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	124,717	124,639
Series 2014-AA Class A
11/25/2026	1.770%	214,662	213,475
Series 2018-AA Class A
02/25/2032	3.540%	569,173	586,755
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	4.042%	1,275,000	1,268,529
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.697%	2,150,000	2,138,644
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	488,000	488,482
Series 2018-2A Class B
07/17/2028	3.610%	702,000	707,243
Series 2018-4A Class A
12/15/2028	3.710%	795,179	803,664
Series 2019-1A Class A
04/16/2029	3.440%	691,628	697,596
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	735,624
Marlette Funding Trust(a),(e)
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,724,839
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	139,806	139,557
Series 2016-1A Class A
12/20/2033	2.250%	339,158	336,060
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	116,576	116,596
NextGear Floorplan Master Owner Trust(a)
Series 2018-1A Class A2
02/15/2023	3.220%	1,325,000	1,338,629
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.442%	3,525,000	3,477,857
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	571,982	574,896
Series 2019-2A Class B
09/15/2025	3.690%	975,000	979,751
Series 2019-3A Class B
07/15/2025	3.590%	1,000,000	1,004,216
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	328,051	327,099
Series 2018-2A Class A
06/20/2035	3.500%	564,887	575,740
Series 2018-3A Class A
09/20/2035	3.690%	407,864	415,632
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	347,076	347,610
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	440,293
Series 2019-1 Class B
02/25/2028	3.450%	800,000	818,084
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2018-T1 Class AT1
10/17/2050	3.620%	1,400,000	1,419,823
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	4.362%	750,000	745,624
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	770,339	791,137
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	1,200,000	1,218,669
Total Asset-Backed Securities — Non-Agency (Cost $55,026,292)			55,335,228

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	381,774	381,628
CMO Series 2014-24 Class BA
07/16/2038	2.100%	436,459	434,191
CMO Series 2014-64 Class A
02/16/2045	2.200%	312,513	311,272
CMO Series 2014-67 Class AE
05/16/2039	2.150%	219,038	219,402
CMO Series 2015-85 Class AF
05/16/2044	2.400%	313,013	312,143
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,687,833)			1,658,636

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,197,383	1,254,279
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,329,140	1,389,921
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,224,416	1,269,755
Series 2015-SFR2 Class A
10/17/2045	3.732%	726,029	766,901

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	125,491	126,932
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.694%	1,300,000	1,299,981
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.644%	1,150,000	1,148,566
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.894%	625,000	624,431
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.494%	1,197,882	1,197,487
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	231,223
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.290%	1,520,278	1,518,697
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.390%	2,636,705	2,633,963
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.440%	1,525,904	1,532,899
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	571,768	591,849
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	401,923	410,671
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	977,968
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,697,675	3,796,903
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	680,560
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,025,034
RETL (a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	3.544%	916,734	918,474
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,448,470
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	986,319	981,314
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,530,583
Series 2012-C9 Class ASB
11/15/2045	2.445%	629,631	629,607
Series 2013-C15 Class A3
08/15/2046	3.881%	1,556,888	1,639,462
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $29,288,749)			29,625,930

Common Stocks 59.7%
Issuer	Shares	Value ($)
Communication Services 7.4%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	347,900	11,658,129
Verizon Communications, Inc.	81,845	4,675,805
Total		16,333,934
Entertainment 0.5%
Activision Blizzard, Inc.	64,280	3,034,016
Electronic Arts, Inc.(f)	29,550	2,992,233
Total		6,026,249
Interactive Media & Services 3.4%
Alphabet, Inc., Class A(f)	9,254	10,020,231
Alphabet, Inc., Class C(f)	12,193	13,179,536
Facebook, Inc., Class A(f)	72,160	13,926,880
Total		37,126,647
Media 1.6%
Comcast Corp., Class A	411,174	17,384,437

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.4%
T-Mobile U.S.A., Inc.(f)	59,425	4,405,769
Total Communication Services		81,277,036
Consumer Discretionary 6.3%
Hotels, Restaurants & Leisure 1.7%
Aramark	124,640	4,494,519
Las Vegas Sands Corp.	42,710	2,523,734
McDonald’s Corp.	39,685	8,240,987
Restaurant Brands International, Inc.	39,254	2,729,723
Total		17,988,963
Household Durables 0.3%
D.R. Horton, Inc.	78,710	3,394,762
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.(f)	12,585	23,831,334
eBay, Inc.	236,945	9,359,327
Total		33,190,661
Multiline Retail 0.2%
Dollar General Corp.	17,719	2,394,900
Specialty Retail 1.0%
Lowe’s Companies, Inc.	107,379	10,835,615
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.	44,470	1,411,033
Total Consumer Discretionary		69,215,934
Consumer Staples 4.0%
Food & Staples Retailing 0.7%
Kroger Co. (The)	108,120	2,347,285
Sysco Corp.	78,530	5,553,642
Total		7,900,927
Food Products 1.4%
ConAgra Foods, Inc.	173,688	4,606,206
Mondelez International, Inc., Class A	206,855	11,149,484
Total		15,755,690
Household Products 0.5%
Colgate-Palmolive Co.	73,120	5,240,511
Tobacco 1.4%
Philip Morris International, Inc.	189,895	14,912,454
Total Consumer Staples		43,809,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	131,870	5,240,514
Oil, Gas & Consumable Fuels 2.5%
Canadian Natural Resources Ltd.	166,539	4,491,557
Chevron Corp.	128,121	15,943,377
EOG Resources, Inc.	78,333	7,297,502
Total		27,732,436
Total Energy		32,972,950
Financials 8.1%
Banks 4.0%
Citigroup, Inc.	261,819	18,335,185
JPMorgan Chase & Co.	164,560	18,397,808
Wells Fargo & Co.	144,600	6,842,472
Total		43,575,465
Capital Markets 1.4%
BlackRock, Inc.	15,228	7,146,500
Morgan Stanley	186,240	8,159,175
Total		15,305,675
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B(f)	102,467	21,842,890
Insurance 0.7%
Aon PLC	40,794	7,872,426
Total Financials		88,596,456
Health Care 8.7%
Biotechnology 0.3%
Alexion Pharmaceuticals, Inc.(f)	28,195	3,692,981
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	63,979	5,380,634
Baxter International, Inc.	52,645	4,311,625
Becton Dickinson and Co.	26,785	6,750,088
Dentsply Sirona, Inc.	103,835	6,059,811
Medtronic PLC	176,131	17,153,398
Total		39,655,556

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.6%
Anthem, Inc.	32,198	9,086,598
Cigna Corp.	40,355	6,357,930
Humana, Inc.	6,385	1,693,940
Total		17,138,468
Pharmaceuticals 3.2%
Allergan PLC	63,220	10,584,925
Johnson & Johnson	99,236	13,821,590
Pfizer, Inc.	235,232	10,190,250
Total		34,596,765
Total Health Care		95,083,770
Industrials 3.7%
Aerospace & Defense 1.6%
L3 Harris Technologies, Inc.	27,320	5,167,032
Northrop Grumman Corp.	37,165	12,008,383
Total		17,175,415
Electrical Equipment 0.5%
Emerson Electric Co.	78,980	5,269,546
Industrial Conglomerates 1.2%
Honeywell International, Inc.	78,911	13,777,071
Machinery 0.4%
Caterpillar, Inc.	31,955	4,355,147
Total Industrials		40,577,179
Information Technology 14.5%
Communications Equipment 0.9%
Cisco Systems, Inc.	173,710	9,507,148
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	122,350	4,065,691
IT Services 4.5%
Fidelity National Information Services, Inc.	95,115	11,668,708
First Data Corp., Class A(f)	265,675	7,191,822
International Business Machines Corp.	36,840	5,080,236
MasterCard, Inc., Class A	83,046	21,968,159
Total System Services, Inc.	27,290	3,500,488
Total		49,409,413
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc.	10,309	2,967,549
Intel Corp.	99,530	4,764,501
Lam Research Corp.	23,340	4,384,185
Marvell Technology Group Ltd.	116,045	2,769,994
NVIDIA Corp.	22,625	3,715,704
NXP Semiconductors NV	37,095	3,620,843
Total		22,222,776
Software 4.5%
Adobe, Inc.(f)	24,580	7,242,497
CDK Global, Inc.	20,560	1,016,486
Microsoft Corp.	291,298	39,022,280
Palo Alto Networks, Inc.(f)	6,690	1,363,155
Total		48,644,418
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	122,532	24,251,533
Total Information Technology		158,100,979
Materials 2.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	34,520	7,814,292
Corteva, Inc.(f)	111,437	3,295,192
DuPont de Nemours, Inc.	86,567	6,498,585
Mosaic Co. (The)	30,661	767,445
Sherwin-Williams Co. (The)	7,363	3,374,389
Total		21,749,903
Metals & Mining 0.6%
Newmont Goldcorp Corp.	166,205	6,393,907
Total Materials		28,143,810
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	44,679	9,134,622
Total Real Estate		9,134,622
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	72,315	6,364,443
Total Utilities		6,364,443
Total Common Stocks (Cost $519,570,750)		653,276,761

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2024	7.500%	13,000	13,293
03/15/2025	7.500%	9,000	9,035
04/15/2027	7.875%	16,000	16,020
L3 Technologies, Inc.
12/15/2026	3.850%	1,250,000	1,313,094
Lockheed Martin Corp.
05/15/2036	4.500%	600,000	688,789
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	906,982
TransDigm, Inc.
07/15/2022	6.000%	11,000	11,138
05/15/2025	6.500%	96,000	97,013
TransDigm, Inc.(a)
03/15/2026	6.250%	76,000	79,631
03/15/2027	7.500%	29,000	30,284
Total			3,165,279
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	15,000	13,354
Ford Motor Credit Co. LLC
01/08/2026	4.389%	1,400,000	1,404,339
IAA Spinco, Inc.(a)
06/15/2027	5.500%	27,000	28,082
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	26,000	27,019
05/15/2027	8.500%	22,000	22,608
Total			1,495,402
Banking 1.9%
Ally Financial, Inc.
11/01/2031	8.000%	14,000	18,490
Bank of America Corp.(g)
12/20/2028	3.419%	2,200,000	2,263,228
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	850,000	887,873
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	1,034,135
BB&T Corp.
10/26/2024	2.850%	700,000	717,136
Capital One Financial Corp.
03/09/2027	3.750%	1,275,000	1,315,750
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,750,000	1,892,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/13/2028	4.650%	675,000	738,045
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,000,000	2,089,682
HSBC Holdings PLC
05/25/2026	3.900%	1,400,000	1,464,152
JPMorgan Chase & Co.(g)
04/23/2029	4.005%	2,050,000	2,208,936
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,309,424
PNC Bank NA
Subordinated
01/30/2023	2.950%	900,000	917,514
Regions Financial Corp.
08/14/2023	3.800%	850,000	889,965
Toronto-Dominion Bank (The)
06/11/2021	3.250%	625,000	637,442
U.S. Bancorp
07/22/2026	2.375%	925,000	914,469
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	1,650,000	1,747,805
Total			21,046,689
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	39,000	38,577
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	44,000	45,660
05/15/2026	5.875%	30,000	31,308
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	61,000	63,448
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	48,000	47,517
Core & Main LP(a)
08/15/2025	6.125%	32,000	32,394
James Hardie International Finance DAC(a)
01/15/2028	5.000%	28,000	27,836
Masonite International Corp.(a)
03/15/2023	5.625%	22,000	22,654
Total			270,817
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	27,000	27,612

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	13,000	13,456
02/15/2026	5.750%	33,000	34,711
05/01/2027	5.125%	82,000	84,923
05/01/2027	5.875%	22,000	23,233
Comcast Corp.
08/15/2035	4.400%	885,000	985,268
CSC Holdings LLC(a)
10/15/2025	6.625%	63,000	67,393
10/15/2025	10.875%	33,000	37,809
05/15/2026	5.500%	44,000	46,196
02/01/2028	5.375%	16,000	16,613
04/01/2028	7.500%	56,000	61,616
02/01/2029	6.500%	53,000	57,757
DISH DBS Corp.
03/15/2023	5.000%	17,000	16,323
11/15/2024	5.875%	32,000	30,171
07/01/2026	7.750%	38,000	37,143
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	33,000	32,678
Quebecor Media, Inc.
01/15/2023	5.750%	20,000	21,393
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	9,018
02/15/2025	6.625%	25,000	24,278
Sirius XM Radio, Inc.(a),(e)
07/15/2024	4.625%	13,000	13,297
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	49,000	50,594
07/01/2029	5.500%	25,000	25,633
Sky PLC(a)
09/16/2024	3.750%	825,000	876,684
Time Warner Cable LLC
05/01/2037	6.550%	775,000	890,207
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	38,000	39,246
Viasat, Inc.(a)
04/15/2027	5.625%	11,000	11,442
Virgin Media Finance PLC(a)
01/15/2025	5.750%	35,000	36,229
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	61,000	62,436
08/15/2026	5.500%	11,000	11,400
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	53,217
Ziggo BV(a)
01/15/2027	5.500%	46,000	46,758
Total			3,744,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	12,000	11,805
Angus Chemical Co.(a)
02/15/2023	8.750%	18,000	18,068
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	42,000	41,798
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	27,000	27,905
Celanese U.S. Holdings LLC
05/08/2024	3.500%	800,000	821,706
Chemours Co. (The)
05/15/2023	6.625%	13,000	13,449
05/15/2025	7.000%	10,000	10,443
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	362,239
DowDuPont, Inc.
11/15/2028	4.725%	650,000	734,056
INEOS Group Holdings SA(a)
08/01/2024	5.625%	31,000	31,625
LYB International Finance BV
03/15/2044	4.875%	480,000	511,138
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	62,000	64,504
PQ Corp.(a)
11/15/2022	6.750%	53,000	54,909
12/15/2025	5.750%	37,000	37,534
SPCM SA(a)
09/15/2025	4.875%	16,000	16,127
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	67,000	68,941
WR Grace & Co.(a)
10/01/2021	5.125%	27,000	28,094
Total			2,854,341
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	700,000	712,896
H&E Equipment Services, Inc.
09/01/2025	5.625%	43,000	44,177
Herc Holdings, Inc.(a),(e)
07/15/2027	5.500%	25,000	25,153
John Deere Capital Corp.
09/08/2022	2.150%	700,000	699,948
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	27,000	27,978

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	36,000	38,353
12/15/2026	6.500%	43,000	46,509
01/15/2030	5.250%	9,000	9,256
Total			1,604,270
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2027	3.150%	925,000	971,800
APX Group, Inc.
12/01/2020	8.750%	12,000	11,391
12/01/2022	7.875%	47,000	45,119
09/01/2023	7.625%	13,000	10,641
APX Group, Inc.(a)
11/01/2024	8.500%	17,000	16,279
frontdoor, Inc.(a)
08/15/2026	6.750%	31,000	33,204
GrubHub Holdings, Inc.(a)
07/01/2027	5.500%	8,000	8,218
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	27,000	26,340
Total			1,122,992
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	31,000	33,510
Mattel, Inc.(a)
12/31/2025	6.750%	22,000	22,630
Prestige Brands, Inc.(a)
12/15/2021	5.375%	30,000	30,227
03/01/2024	6.375%	22,000	23,028
Procter & Gamble Co. (The)
11/03/2026	2.450%	525,000	527,111
Resideo Funding, Inc.(a)
11/01/2026	6.125%	16,000	16,617
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	32,000	33,296
Spectrum Brands, Inc.
12/15/2024	6.125%	35,000	36,349
Valvoline, Inc.
07/15/2024	5.500%	22,000	22,781
Total			745,549
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	7,000	7,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFX Escrow Corp.(a)
02/15/2024	6.000%	20,000	21,158
02/15/2026	6.375%	11,000	11,812
Gates Global LLC/Co.(a)
07/15/2022	6.000%	70,000	69,950
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	22,000	23,175
United Technologies Corp.
08/16/2025	3.950%	900,000	969,592
WESCO Distribution, Inc.
12/15/2021	5.375%	27,000	27,367
06/15/2024	5.375%	16,000	16,447
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	34,000	35,844
Total			1,182,585
Electric 1.1%
AES Corp. (The)
09/01/2027	5.125%	32,000	33,763
Arizona Public Service Co.
04/01/2042	4.500%	325,000	360,066
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	775,000	815,998
Calpine Corp.(a)
06/01/2026	5.250%	38,000	38,688
Clearway Energy Operating LLC
08/15/2024	5.375%	75,000	76,296
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	23,000	23,457
CMS Energy Corp.
03/01/2024	3.875%	715,000	748,926
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	619,257
Dominion Energy, Inc.
10/01/2025	3.900%	750,000	799,045
DTE Energy Co.
04/15/2033	6.375%	600,000	778,038
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	959,062
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	753,435
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,098
09/15/2027	4.500%	37,000	36,771
NRG Energy, Inc.
01/15/2027	6.625%	52,000	56,472

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
06/15/2029	5.250%	19,000	20,282
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,035,000	1,068,518
PPL Capital Funding, Inc.
06/01/2023	3.400%	850,000	871,418
Progress Energy, Inc.
03/01/2031	7.750%	690,000	966,001
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	658,763
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,161,214
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	27,000	27,036
01/31/2028	5.000%	17,000	17,081
Vistra Energy Corp.
11/01/2024	7.625%	36,000	37,940
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	10,566
02/15/2027	5.625%	32,000	33,875
07/31/2027	5.000%	18,000	18,645
WEC Energy Group, Inc.
06/15/2025	3.550%	850,000	892,565
Total			11,899,276
Environmental 0.0%
Clean Harbors, Inc.(a),(e)
07/15/2027	4.875%	8,000	8,130
07/15/2029	5.125%	6,000	6,130
GFL Environmental, Inc.(a)
05/01/2022	5.625%	17,000	17,093
03/01/2023	5.375%	8,000	7,927
05/01/2027	8.500%	21,000	22,580
Hulk Finance Corp.(a)
06/01/2026	7.000%	5,000	5,111
Total			66,971
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	43,000	45,776
10/01/2023	5.125%	21,000	22,186
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,550,000	1,534,112
iStar, Inc.
04/01/2022	6.000%	21,000	21,572
Navient Corp.
06/15/2022	6.500%	29,000	30,828
01/25/2023	5.500%	66,000	67,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	43,000	40,484
Quicken Loans, Inc.(a)
05/01/2025	5.750%	66,000	68,082
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	4,250
03/15/2024	6.125%	40,000	43,000
03/15/2025	6.875%	27,000	29,587
03/15/2026	7.125%	11,000	12,027
01/15/2028	6.625%	7,000	7,350
Total			1,927,051
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,800,000	1,999,886
B&G Foods, Inc.
06/01/2021	4.625%	52,000	52,133
04/01/2025	5.250%	34,000	34,351
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,035,852
Conagra Brands, Inc.
11/01/2048	5.400%	640,000	702,368
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	4,000	4,178
Diageo Capital PLC
07/15/2020	4.828%	575,000	589,582
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	19,000	16,800
General Mills, Inc.
04/17/2025	4.000%	700,000	744,638
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	1,000,000	1,031,166
PepsiCo, Inc.
02/24/2026	2.850%	650,000	667,456
Post Holdings, Inc.(a)
08/15/2026	5.000%	72,000	73,116
03/01/2027	5.750%	54,000	55,677
Post Holdings, Inc.(a),(e)
12/15/2029	5.500%	22,000	22,074
Total			7,029,277
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	43,000	44,517
04/01/2026	6.375%	13,000	13,739
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	13,000	12,998

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.
08/01/2023	7.000%	22,000	23,023
04/01/2025	6.000%	40,000	42,044
International Game Technology PLC(a)
02/15/2022	6.250%	28,000	29,574
02/15/2025	6.500%	46,000	50,324
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	42,000	45,253
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	26,000	28,003
MGM Resorts International
12/15/2021	6.625%	25,000	27,016
03/15/2023	6.000%	15,000	16,261
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	29,000	29,490
Scientific Games International, Inc.(a)
10/15/2025	5.000%	39,000	39,380
03/15/2026	8.250%	42,000	44,019
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	18,000	19,035
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	16,000	16,537
Total			481,213
Health Care 0.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	37,000	38,547
Avantor, Inc.(a)
10/01/2025	9.000%	42,000	46,775
Becton Dickinson and Co.
06/06/2027	3.700%	832,000	868,527
Cardinal Health, Inc.
03/15/2043	4.600%	1,000,000	944,083
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	39,000	39,570
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	23,000	22,139
Covidien International Finance SA
06/15/2022	3.200%	525,000	539,671
CVS Health Corp.
03/25/2048	5.050%	1,000,000	1,066,369
DaVita, Inc.
08/15/2022	5.750%	27,000	27,339
07/15/2024	5.125%	11,000	11,014
Express Scripts Holding Co.
07/15/2046	4.800%	800,000	846,626
HCA, Inc.
09/01/2028	5.625%	83,000	89,711
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	32,000	33,072
IQVIA, Inc.(a)
05/15/2023	4.875%	24,000	24,619
McKesson Corp.
05/30/2029	4.750%	750,000	818,174
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	35,000	32,797
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	44,000	44,466
Tenet Healthcare Corp.
04/01/2022	8.125%	24,000	25,162
06/15/2023	6.750%	16,000	16,087
07/15/2024	4.625%	44,000	44,679
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	52,000	53,784
Total			5,633,211
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	800,000	855,749
Centene Corp.
02/15/2024	6.125%	26,000	27,236
Centene Corp.(a)
06/01/2026	5.375%	38,000	39,999
UnitedHealth Group, Inc.
01/15/2027	3.450%	700,000	735,382
WellCare Health Plans, Inc.
04/01/2025	5.250%	40,000	41,762
Total			1,700,128
Home Construction 0.0%
Lennar Corp.
04/30/2024	4.500%	17,000	17,876
11/15/2024	5.875%	32,000	35,076
06/01/2026	5.250%	19,000	20,127
Meritage Homes Corp.
06/01/2025	6.000%	22,000	23,650
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	3,000	3,064
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	30,000	31,577
03/01/2024	5.625%	14,000	14,384
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	11,000	11,347
Total			157,101

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	575,000	707,279
California Resources Corp.(a)
12/15/2022	8.000%	10,000	7,534
Callon Petroleum Co.
10/01/2024	6.125%	4,000	4,039
07/01/2026	6.375%	67,000	67,640
Canadian Natural Resources Ltd.
02/01/2025	3.900%	900,000	940,839
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	35,000	33,904
Centennial Resource Production LLC(a)
01/15/2026	5.375%	28,000	26,435
04/01/2027	6.875%	38,000	38,367
Chesapeake Energy Corp.
10/01/2026	7.500%	27,000	24,079
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	73,000	73,192
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	5,000	5,186
01/30/2028	5.750%	4,000	4,223
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	19,000	16,454
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	17,000	15,300
Jagged Peak Energy LLC
05/01/2026	5.875%	29,000	28,600
Matador Resources Co.
09/15/2026	5.875%	27,000	27,370
MEG Energy Corp.(a)
01/15/2025	6.500%	6,000	6,030
Noble Energy, Inc.
03/01/2041	6.000%	700,000	803,573
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	91,000	92,487
10/15/2027	5.625%	34,000	35,569
PDC Energy, Inc.
09/15/2024	6.125%	23,000	23,115
SM Energy Co.
09/15/2026	6.750%	38,000	35,641
01/15/2027	6.625%	6,000	5,553
Whiting Petroleum Corp.
03/15/2021	5.750%	22,000	22,159
Woodside Finance Ltd.(a)
03/04/2029	4.500%	1,000,000	1,057,536
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	11,000	11,501
06/01/2026	5.750%	54,000	56,102
Total			4,169,707
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	900,000	931,592
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	750,699
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	782,260
Total			2,464,551
Leisure 0.0%
Cedar Fair LP(a)
07/15/2029	5.250%	9,000	9,184
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	27,000	27,744
Cinemark U.S.A., Inc.
06/01/2023	4.875%	22,000	22,337
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	19,000	19,545
03/15/2026	5.625%	14,000	14,702
Viking Cruises Ltd.(a)
09/15/2027	5.875%	33,000	33,405
Total			126,917
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	1,050,000	1,101,298
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	911,916
High Street Funding Trust I(a)
02/15/2028	4.111%	800,000	842,874
MetLife Global Funding I(a)
12/18/2026	3.450%	725,000	761,014
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	525,000	540,923
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	939,401
Total			5,097,426
Media and Entertainment 0.2%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	70,000	75,950

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
06/01/2040	6.350%	600,000	707,725
iHeartCommunications, Inc.
05/01/2026	6.375%	15,440	16,382
05/01/2027	8.375%	54,580	57,130
Lamar Media Corp.
01/15/2024	5.375%	27,000	27,765
Match Group, Inc.
06/01/2024	6.375%	21,000	22,057
National CineMedia LLC
04/15/2022	6.000%	17,000	17,181
Netflix, Inc.
04/15/2028	4.875%	39,000	40,292
11/15/2028	5.875%	53,000	58,726
Netflix, Inc.(a)
05/15/2029	6.375%	36,000	40,876
11/15/2029	5.375%	28,000	29,781
Nexstar Escrow, Inc.(a),(e)
07/15/2027	5.625%	6,000	6,145
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	11,000	11,152
03/15/2025	5.875%	43,000	44,490
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	17,000	17,384
RELX Capital, Inc.
03/18/2029	4.000%	865,000	916,582
Walt Disney Co. (The)(a)
03/15/2033	6.550%	400,000	549,011
Total			2,638,629
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	37,000	39,072
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	44,000	46,167
Constellium NV(a)
02/15/2026	5.875%	76,000	78,120
Freeport-McMoRan, Inc.
11/14/2024	4.550%	40,000	40,907
03/15/2043	5.450%	51,000	46,736
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	2,000	2,063
01/15/2025	7.625%	59,000	60,918
Novelis Corp.(a)
09/30/2026	5.875%	72,000	73,085
Total			387,068
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	13,000	12,999
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	22,000	23,908
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	32,000	33,763
DCP Midstream Operating LP
07/15/2025	5.375%	22,000	23,197
05/15/2029	5.125%	17,000	17,564
04/01/2044	5.600%	14,000	13,168
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	33,000	32,783
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	706,367
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	63,000	65,683
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,324,333
MPLX LP
02/15/2049	5.500%	785,000	889,038
NGPL PipeCo LLC(a)
08/15/2027	4.875%	13,000	13,774
12/15/2037	7.768%	8,000	10,186
NuStar Logistics LP
06/01/2026	6.000%	21,000	21,760
04/28/2027	5.625%	23,000	23,171
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,280,251
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	32,000	32,407
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	387,315
Sunoco LP/Finance Corp.
02/15/2026	5.500%	27,000	28,095
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	16,000	16,232
09/15/2024	5.500%	11,000	11,358
01/15/2028	5.500%	37,000	37,395
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	87,000	90,134
01/15/2028	5.000%	55,000	55,503
Targa Resources Partners LP/Finance Corp.(a)
01/15/2029	6.875%	30,000	33,259
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	32,750

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	700,000	663,738
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,100,000	1,192,496
Total			7,072,627
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	835,000	931,111
Sempra Energy
11/15/2025	3.750%	1,100,000	1,133,848
Total			2,064,959
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	900,000	934,726
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	37,000	37,330
Calfrac Holdings LP(a)
06/15/2026	8.500%	10,000	7,013
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	9,000	8,553
Nabors Industries, Inc.
02/01/2025	5.750%	42,000	37,251
SESI LLC
09/15/2024	7.750%	7,000	4,513
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	416	423
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	13,000	13,750
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	12,000	12,015
Total			120,848
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	38,000	38,743
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	63,000	66,367
Packaging 0.0%
ARD Finance SA PIK
09/15/2023	7.125%	11,000	11,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	71,000	74,999
02/15/2025	6.000%	45,000	46,673
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	22,000	22,464
07/15/2027	5.625%	22,000	22,871
Berry Global, Inc.
07/15/2023	5.125%	36,000	36,808
BWAY Holding Co.(a)
04/15/2024	5.500%	44,000	44,006
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	19,000	17,552
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	44,579	44,689
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	38,000	38,718
07/15/2024	7.000%	37,000	38,233
Total			398,235
Pharmaceuticals 0.4%
AbbVie, Inc.
11/06/2042	4.400%	1,200,000	1,182,258
Allergan Funding SCS
03/15/2035	4.550%	550,000	562,606
Amgen, Inc.
03/15/2040	5.750%	390,000	473,432
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	5,000	5,062
03/15/2024	7.000%	35,000	37,194
12/15/2025	9.000%	25,000	27,951
04/01/2026	9.250%	90,000	100,786
01/31/2027	8.500%	14,000	15,413
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	950,000	995,193
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	9,000	9,152
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	22,000	22,165
Gilead Sciences, Inc.
02/01/2025	3.500%	525,000	550,154
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	47,000	48,609
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	21,000	20,621
Roche Holdings, Inc.(a)
09/30/2024	3.350%	310,000	325,262
Total			4,375,858

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	10,000	10,321
Berkshire Hathaway, Inc.
03/15/2026	3.125%	550,000	569,517
CNA Financial Corp.
03/01/2026	4.500%	675,000	728,114
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	700,000	750,579
HUB International Ltd.(a)
05/01/2026	7.000%	31,000	31,430
Loews Corp.
04/01/2026	3.750%	850,000	896,072
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	640,273
Total			3,626,306
Railroads 0.2%
CSX Corp.
03/15/2044	4.100%	900,000	944,401
Union Pacific Corp.
09/15/2037	3.600%	715,000	723,083
Total			1,667,484
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	28,000	28,245
IRB Holding Corp.(a)
02/15/2026	6.750%	33,000	33,084
Total			61,329
Retail REIT 0.2%
Kimco Realty Corp.
10/01/2026	2.800%	900,000	878,591
Simon Property Group LP
02/01/2040	6.750%	525,000	743,936
Total			1,622,527
Retailers 0.2%
L Brands, Inc.
06/15/2029	7.500%	15,000	14,995
11/01/2035	6.875%	14,000	12,451
Lowe’s Companies, Inc.
04/05/2049	4.550%	700,000	754,685
Party City Holdings, Inc.(a)
08/01/2026	6.625%	6,000	5,814
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
10/01/2022	5.750%	22,000	22,392
PetSmart, Inc.(a)
03/15/2023	7.125%	18,000	16,882
06/01/2025	5.875%	29,000	28,127
Target Corp.
04/15/2026	2.500%	750,000	755,679
Total			1,611,025
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	18,000	19,223
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	11,000	11,101
Kroger Co. (The)
01/15/2048	4.650%	985,000	989,977
Total			1,020,301
Technology 0.4%
Apple, Inc.
02/09/2024	3.000%	900,000	929,627
Ascend Learning LLC(a)
08/01/2025	6.875%	22,000	22,375
08/01/2025	6.875%	21,000	21,368
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	900,000	881,723
Camelot Finance SA(a)
10/15/2024	7.875%	63,000	66,190
CDK Global, Inc.
06/01/2027	4.875%	35,000	36,231
CommScope Finance LLC(a)
03/01/2024	5.500%	11,000	11,288
03/01/2026	6.000%	32,000	32,810
CommScope Technologies LLC(a)
06/15/2025	6.000%	25,000	23,418
03/15/2027	5.000%	32,000	27,909
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	11,000	11,371
Equinix, Inc.
04/01/2023	5.375%	27,000	27,544
01/15/2026	5.875%	48,000	51,095
05/15/2027	5.375%	32,000	34,339
Gartner, Inc.(a)
04/01/2025	5.125%	49,000	50,375
Informatica LLC(a)
07/15/2023	7.125%	31,000	31,525
Iron Mountain, Inc.
08/15/2024	5.750%	49,000	49,486

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microsoft Corp.
02/06/2024	2.875%	700,000	725,071
NCR Corp.
12/15/2021	5.875%	43,000	43,538
12/15/2023	6.375%	63,000	64,991
Oracle Corp.
04/15/2038	6.500%	750,000	1,049,210
PTC, Inc.
05/15/2024	6.000%	22,000	23,101
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	73,000	72,289
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	44,000	45,292
Symantec Corp.(a)
04/15/2025	5.000%	27,000	27,679
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	26,000	26,784
Verscend Escrow Corp.(a)
08/15/2026	9.750%	27,000	28,083
Total			4,414,712
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	51,000	51,291
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	700,000	955,997
Hertz Corp. (The)(a)
06/01/2022	7.625%	42,000	43,622
10/15/2024	5.500%	20,000	19,119
XPO Logistics, Inc.(a)
06/15/2022	6.500%	21,000	21,420
Total			1,091,449
Wireless 0.2%
Altice France SA(a)
05/01/2026	7.375%	108,000	110,703
Altice Luxembourg SA(a)
05/15/2027	10.500%	27,000	27,723
American Tower Corp.
07/15/2027	3.550%	775,000	790,298
Rogers Communications, Inc.
11/15/2026	2.900%	750,000	752,705
SBA Communications Corp.
09/01/2024	4.875%	65,000	66,882
Sprint Corp.
02/15/2025	7.625%	23,000	24,564
03/01/2026	7.625%	109,000	116,088
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	49,000	52,846
02/01/2026	4.500%	47,000	48,170
02/01/2028	4.750%	33,000	33,999
Wind Tre SpA(a)
01/20/2026	5.000%	51,000	49,751
Total			2,073,729
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	1,350,000	1,605,215
CenturyLink, Inc.
03/15/2022	5.800%	88,000	91,964
04/01/2025	5.625%	23,000	23,417
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	700,000	761,924
Frontier Communications Corp.
09/15/2022	10.500%	6,000	4,065
01/15/2025	6.875%	18,000	10,076
09/15/2025	11.000%	4,000	2,493
Frontier Communications Corp.(a)
04/01/2026	8.500%	17,000	16,506
Level 3 Financing, Inc.
01/15/2021	6.125%	37,000	37,179
Orange SA
07/08/2019	5.375%	700,000	700,459
Telecom Italia Capital SA
09/30/2034	6.000%	10,000	10,154
Telecom Italia SpA(a)
05/30/2024	5.303%	29,000	30,013
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	720,152
Verizon Communications, Inc.
08/10/2033	4.500%	1,400,000	1,577,421
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	25,000	25,547
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	48,000	48,944
Total			5,665,529
Total Corporate Bonds & Notes (Cost $112,675,247)			118,976,515

Exchange-Traded Funds 0.9%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	168,620	10,353,268
Total Exchange-Traded Funds (Cost $11,306,141)		10,353,268

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
Province of Ontario
05/21/2020	1.875%	1,000,000	997,882
Province of Quebec
07/29/2020	3.500%	1,300,000	1,320,090
Total			2,317,972
Total Foreign Government Obligations (Cost $2,324,964)			2,317,972

Inflation-Indexed Bonds 0.7%

United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	7,247,898	7,191,737
Total Inflation-Indexed Bonds (Cost $7,084,720)			7,191,737

Residential Mortgage-Backed Securities - Agency 8.4%

Federal Home Loan Mortgage Corp.
01/01/2030- 04/01/2046	3.500%	3,898,216	4,032,634
04/01/2032- 06/01/2037	6.000%	214,185	237,789
04/01/2032	7.000%	39,444	44,607
05/01/2032- 07/01/2032	6.500%	312,723	347,082
01/01/2034- 05/01/2041	5.000%	799,430	868,388
02/01/2038	5.500%	375,606	410,424
05/01/2039- 08/01/2041	4.500%	2,226,015	2,392,375
07/01/2043	3.000%	2,022,915	2,059,015
01/01/2045- 08/01/2045	4.000%	1,276,238	1,335,771
Federal Home Loan Mortgage Corp.(e)
08/13/2049	3.500%	3,575,000	3,656,505
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	56,561	62,293
03/01/2026- 12/01/2032	7.000%	458,120	482,421
10/01/2026- 01/01/2048	3.500%	6,184,691	6,388,201
11/01/2026- 09/01/2040	4.000%	1,638,057	1,720,397
08/01/2028- 09/01/2032	6.500%	136,339	152,626
02/01/2038- 03/01/2038	5.500%	219,996	239,224
10/01/2046	3.000%	668,293	676,984
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
08/19/2034- 08/13/2049	4.000%	32,200,000	33,293,888
08/13/2049	3.500%	19,050,000	19,472,408
08/13/2049	4.500%	13,500,000	14,102,622
Federal National Mortgage Association(i)
10/01/2040	4.500%	390,068	418,953
Total Residential Mortgage-Backed Securities - Agency (Cost $91,991,464)			92,394,607

Residential Mortgage-Backed Securities - Non-Agency 6.7%

Angel Oak Mortgage Trust I LLC(a),(j)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,132,821	1,154,774
CMO Series 2019-2 Class A3
03/25/2049	3.833%	1,156,741	1,174,318
Angel Oak Mortgage Trust LLC(a),(j)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	130,730	130,664
Arroyo Mortgage Trust(a),(j)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,405,188	1,432,209
CMO Series 2019-1 Class A1
01/25/2049	3.805%	2,138,852	2,178,683
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	438,017	448,144
Bayview Opportunity Master Fund IVa Trust(a),(j)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	697,289	702,893
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	1,193,207	1,204,374
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.354%	950,610	950,297
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	1,328,370	1,328,370
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.478%	3,265,928	3,240,636
COLT 2019-1 Mortgage Loan Trust(a),(j)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	1,225,372	1,249,054

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(j)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	413,725	415,266
CMO Series 2018-4 Class A1
12/28/2048	4.006%	1,634,448	1,663,182
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	922,756	942,892
CSMC Trust(a),(j)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,395,449	3,509,571
Deephaven Residential Mortgage Trust(a),(j)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	252,198	250,723
CMO Series 2018-3A Class A3
08/25/2058	3.963%	629,676	643,968
CMO Series 2018-4A Class A1
10/25/2058	4.080%	2,755,298	2,816,951
CMO Series 2019-1A Class A3
01/25/2059	3.948%	646,029	656,500
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.652%	850,000	850,521
GCAT LLC(a),(j)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	939,070	940,559
GCAT LLC(a),(c),(d),(j)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	1,775,000	1,775,000
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	1,329,320	1,358,625
Homeward Opportunities Fund I Trust(a),(j)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	1,497,584	1,514,528
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	991,233	1,033,144
MFA Trust(a),(j)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	676,262	670,887
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	553,963	552,703
CMO Series 2018-3 Class A1
08/25/2058	3.500%	2,232,026	2,284,984
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	393,747	405,846
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	2,391,549	2,437,342
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	747,360	767,038
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	1,195,429	1,222,561
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,385,960	1,414,328
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	1,400,533	1,420,887
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.654%	650,000	649,630
RCO Trust(a),(j)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	3,142,388	3,197,457
RCO V Mortgage LLC(a),(j)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,561,478	1,556,711
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	1,164,277	1,164,276
Residential Mortgage Loan Trust(a),(j)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	1,176,164	1,188,868
Starwood Mortgage Residential Trust(a),(j)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	735,984	754,605
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	424,604	428,511
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	558,441	563,906
CMO Series 2015-6 Class A1
04/25/2055	3.500%	660,678	672,751
CMO Series 2016-1 Class A1
02/25/2055	3.500%	524,197	529,762
CMO Series 2016-2 Class A1
08/25/2055	3.000%	760,859	766,957
CMO Series 2016-3 Class A1
04/25/2056	2.250%	370,022	367,872

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	484,796	486,033
CMO Series 2017-4 Class A1
06/25/2057	2.750%	835,978	838,900
Towd Point Mortgage Trust(a),(j)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	559,442	565,336
CMO Series 2018-5 Class A1
07/25/2058	3.250%	1,182,483	1,203,161
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,384,228	2,450,462
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	3.404%	2,103,150	2,115,947
Vericrest Opportunity Loan Transferee LXX LLC(a),(j)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	721,221	723,991
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	467,429	471,019
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	1,628,583	1,638,807
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	1,230,306	1,240,694
Vericrest Opportunity Loan Trust(a),(j)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	440,704	443,135
Verus Securitization Trust(a),(j)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	246,528	246,943
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,479,149	1,511,049
CMO Series 2019-1 Class A3
02/25/2059	4.040%	1,453,199	1,475,698
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	866,259	884,855
Visio Trust(a),(j)
CMO Series 2019-1 Class A3
06/25/2054	3.825%	694,401	696,173
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $72,585,325)			73,575,931

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.669%	17,962	17,655
Finance Companies 0.0%
Ellie Mae, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	25,000	24,896
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.169%	27,629	27,603
8th Avenue Food & Provisions, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.169%	4,859	4,835
Total			32,438
Metals and Mining 0.0%
Big River Steel LLC(b),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	6,994	7,011
Property & Casualty 0.0%
HUB International Ltd.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.586%	6,930	6,751
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.644%	33,957	33,496
Technology 0.0%
Ascend Learning LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.402%	22,725	22,363
Dun & Bradstreet Corp. (The)(b),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.404%	29,000	28,991

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.652%	22,667	22,384
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.902%	18,193	17,703
Project Alpha Intermediate Holding, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	6.370%	6,039	5,842
3-month USD LIBOR + 4.250% 04/26/2024	6.780%	19,164	19,020
Refinitiv US Holdings, Inc.(a),(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.152%	46,565	45,124
Tempo Acquisition LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.402%	16,937	16,856
Ultimate Software Group, Inc. (The)(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	0.000%	14,000	14,018
Total			192,301
Total Senior Loans (Cost $316,302)			314,548

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
10/01/2020	2.625%	10,610,000	10,702,307
Total U.S. Government & Agency Obligations (Cost $10,617,323)			10,702,307

U.S. Treasury Obligations 2.3%

U.S. Treasury
11/15/2020	1.750%	3,400,000	3,395,219
02/15/2045	2.500%	21,970,000	21,887,612
Total U.S. Treasury Obligations (Cost $23,199,081)			25,282,831

Money Market Funds 8.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(m),(n)	88,669,806	88,660,939
Total Money Market Funds (Cost $88,662,677)		88,660,939
Total Investments in Securities (Cost: $1,026,336,868)		1,169,667,210
Other Assets & Liabilities, Net		(74,923,956)
Net Assets		1,094,743,254

At June 30, 2019, securities and/or cash totaling $277,401 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	75	09/2019	USD	9,597,656	240,084	—
U.S. Treasury 2-Year Note	94	09/2019	USD	20,226,891	145,095	—
U.S. Treasury 5-Year Note	169	09/2019	USD	19,968,406	333,718	—
Total					718,897	—
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $167,083,639, which represents 15.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $2,798,155, which represents 0.26% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(h)	Principal and interest may not be guaranteed by the government.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(k)	The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	52,213,498	184,647,656	(148,191,348)	88,669,806	(1,216)	1,835	888,460	88,660,939
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	54,312,073	1,023,155	—	55,335,228
Commercial Mortgage-Backed Securities - Agency	—	1,658,636	—	—	1,658,636
Commercial Mortgage-Backed Securities - Non-Agency	—	29,625,930	—	—	29,625,930
Common Stocks
Communication Services	81,277,036	—	—	—	81,277,036
Consumer Discretionary	69,215,934	—	—	—	69,215,934
Consumer Staples	43,809,582	—	—	—	43,809,582
Energy	32,972,950	—	—	—	32,972,950
Financials	88,596,456	—	—	—	88,596,456
Health Care	95,083,770	—	—	—	95,083,770
Industrials	40,577,179	—	—	—	40,577,179
Information Technology	158,100,979	—	—	—	158,100,979
Materials	28,143,810	—	—	—	28,143,810
Real Estate	9,134,622	—	—	—	9,134,622
Utilities	6,364,443	—	—	—	6,364,443
Total Common Stocks	653,276,761	—	—	—	653,276,761
Corporate Bonds & Notes	—	118,976,515	—	—	118,976,515
Exchange-Traded Funds	10,353,268	—	—	—	10,353,268
Foreign Government Obligations	—	2,317,972	—	—	2,317,972
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Inflation-Indexed Bonds	—	7,191,737	—	—	7,191,737
Residential Mortgage-Backed Securities - Agency	—	92,394,607	—	—	92,394,607
Residential Mortgage-Backed Securities - Non-Agency	—	71,800,931	1,775,000	—	73,575,931
Senior Loans	—	314,548	—	—	314,548
U.S. Government & Agency Obligations	—	10,702,307	—	—	10,702,307
U.S. Treasury Obligations	25,282,831	—	—	—	25,282,831
Money Market Funds	—	—	—	88,660,939	88,660,939
Total Investments in Securities	688,912,860	389,295,256	2,798,155	88,660,939	1,169,667,210
Investments in Derivatives
Asset
Futures Contracts	718,897	—	—	—	718,897
Total	689,631,757	389,295,256	2,798,155	88,660,939	1,170,386,107
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,905,747	—	—	2,905,747
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	27

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $937,674,191)	$1,081,006,271
Affiliated issuers (cost $88,662,677)	88,660,939
Receivable for:
Investments sold	2,594,591
Investments sold on a delayed delivery basis	70,672,933
Dividends	721,353
Interest	2,255,123
Foreign tax reclaims	8,227
Variation margin for futures contracts	2,344
Expense reimbursement due from Investment Manager	29,672
Total assets	1,245,951,453
Liabilities
Due to custodian	96,509
Payable for:
Investments purchased	6,415,544
Investments purchased on a delayed delivery basis	143,090,689
Capital shares purchased	654,316
Variation margin for futures contracts	3,672
Management services fees	570,167
Distribution and/or service fees	103,324
Service fees	49,192
Compensation of board members	82,696
Compensation of chief compliance officer	123
Other expenses	141,967
Total liabilities	151,208,199
Net assets applicable to outstanding capital stock	$1,094,743,254
Represented by
Trust capital	$1,094,743,254
Total - representing net assets applicable to outstanding capital stock	$1,094,743,254
Class 1
Net assets	$408,236
Shares outstanding	14,113
Net asset value per share	$28.93
Class 2
Net assets	$3,462
Shares outstanding	121
Net asset value per share(a)	$28.56
Class 3
Net assets	$1,094,331,556
Shares outstanding	38,031,474
Net asset value per share	$28.77

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,244,162
Dividends — affiliated issuers	888,460
Interest	6,236,637
Interfund lending	4,242
Foreign taxes withheld	(24,103)
Total income	13,349,398
Expenses:
Management services fees	3,607,168
Distribution and/or service fees
Class 2	3
Class 3	653,053
Service fees	313,223
Compensation of board members	13,604
Custodian fees	25,445
Printing and postage fees	104,574
Audit fees	20,655
Legal fees	9,878
Compensation of chief compliance officer	112
Other	9,413
Total expenses	4,757,128
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(185,019)
Total net expenses	4,572,109
Net investment income	8,777,289
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,220,166
Investments — affiliated issuers	(1,216)
Foreign currency translations	(943)
Futures contracts	982,165
Net realized gain	9,200,172
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	119,908,154
Investments — affiliated issuers	1,835
Foreign currency translations	1,959
Futures contracts	146,899
Net change in unrealized appreciation (depreciation)	120,058,847
Net realized and unrealized gain	129,259,019
Net increase in net assets resulting from operations	$138,036,308
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	29

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$8,777,289	$15,727,338
Net realized gain	9,200,172	66,406,845
Net change in unrealized appreciation (depreciation)	120,058,847	(144,993,109)
Net increase (decrease) in net assets resulting from operations	138,036,308	(62,858,926)
Decrease in net assets from capital stock activity	(47,315,736)	(98,156,956)
Total increase (decrease) in net assets	90,720,572	(161,015,882)
Net assets at beginning of period	1,004,022,682	1,165,038,564
Net assets at end of period	$1,094,743,254	$1,004,022,682

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	18,394	521,662	—	—
Redemptions	(4,402)	(124,814)	—	—
Net increase	13,992	396,848	—	—
Class 3
Subscriptions	101,331	2,833,879	438,498	11,824,099
Redemptions	(1,842,536)	(50,546,463)	(4,111,074)	(109,981,055)
Net decrease	(1,741,205)	(47,712,584)	(3,672,576)	(98,156,956)
Total net decrease	(1,727,213)	(47,315,736)	(3,672,576)	(98,156,956)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$25.35	0.26	3.32	3.58
Year Ended 12/31/2018	$26.90	0.42	(1.97)	(1.55)
Year Ended 12/31/2017	$23.46	0.34	3.10	3.44
Year Ended 12/31/2016	$22.00	0.33	1.13	1.46
Year Ended 12/31/2015	$21.59	0.59 (d)	(0.18)	0.41
Year Ended 12/31/2014(e)	$20.62	0.12	0.85	0.97
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$25.06	0.22	3.28	3.50
Year Ended 12/31/2018	$26.66	0.34	(1.94)	(1.60)
Year Ended 12/31/2017	$23.30	0.28	3.08	3.36
Year Ended 12/31/2016	$21.91	0.27	1.12	1.39
Year Ended 12/31/2015	$21.56	0.53 (d)	(0.18)	0.35
Year Ended 12/31/2014(f)	$20.62	0.09	0.85	0.94
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$25.24	0.23	3.30	3.53
Year Ended 12/31/2018	$26.82	0.38	(1.96)	(1.58)
Year Ended 12/31/2017	$23.42	0.30	3.10	3.40
Year Ended 12/31/2016	$22.01	0.29	1.12	1.41
Year Ended 12/31/2015	$21.64	0.55 (d)	(0.18)	0.37
Year Ended 12/31/2014	$19.65	0.21	1.78	1.99

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
(e)	Class 1 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(f)	Class 2 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$28.93	14.12%	0.81% (c)	0.75% (c)	1.96% (c)	66%	$408
Year Ended 12/31/2018	$25.35	(5.76%)	0.78%	0.75%	1.53%	81%	$3
Year Ended 12/31/2017	$26.90	14.66%	0.77%	0.74%	1.36%	63%	$3
Year Ended 12/31/2016	$23.46	6.64%	0.79%	0.79%	1.40%	65%	$3
Year Ended 12/31/2015	$22.00	1.90%	0.76%	0.76%	2.69%	89%	$3
Year Ended 12/31/2014(e)	$21.59	4.71%	0.78% (c)	0.78% (c)	1.04% (c)	94%	$3
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$28.56	13.97%	1.01% (c)	1.00% (c)	1.55% (c)	66%	$3
Year Ended 12/31/2018	$25.06	(6.00%)	1.03%	1.00%	1.27%	81%	$3
Year Ended 12/31/2017	$26.66	14.42%	1.02%	0.99%	1.11%	63%	$3
Year Ended 12/31/2016	$23.30	6.34%	1.04%	1.04%	1.16%	65%	$3
Year Ended 12/31/2015	$21.91	1.62%	1.01%	1.01%	2.43%	89%	$3
Year Ended 12/31/2014(f)	$21.56	4.56%	1.03% (c)	1.03% (c)	0.78% (c)	94%	$3
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$28.77	13.99%	0.91% (c)	0.87% (c)	1.68% (c)	66%	$1,094,332
Year Ended 12/31/2018	$25.24	(5.89%)	0.91%	0.87%	1.40%	81%	$1,004,017
Year Ended 12/31/2017	$26.82	14.52%	0.91%	0.89%	1.20%	63%	$1,165,032
Year Ended 12/31/2016	$23.42	6.41%	0.91%	0.91%	1.27%	65%	$1,059,420
Year Ended 12/31/2015	$22.01	1.71%	0.94%	0.92%	2.51%	89%	$964,446
Year Ended 12/31/2014	$21.64	10.13%	0.92%	0.92%	1.02%	94%	$972,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	33

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	718,897*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	982,165

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	146,899
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	34,431,461

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2019 through April 30, 2020	Voluntary expense cap May 1, 2019 through June 30, 2019	Contractual expense cap prior to May 1, 2019
Class 1	0.76%	0.75%	0.75%
Class 2	1.01	1.00	1.00
Class 3	0.885	0.875	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $693,612,038 and $716,341,853, respectively, for the six months ended June 30, 2019, of which $464,418,229 and $445,659,669, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	17,100,000	2.98	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	45

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
46	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019	47

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
48	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6678 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Select Small Cap Value Fund
(formerly Columbia Variable Portfolio – Select Smaller-Cap Value Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Small Cap Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2014
David Hoffman
Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	14.35	-1.78	4.42	12.95
Class 2*	05/03/10	14.22	-2.02	4.18	12.69
Class 3	09/15/99	14.26	-1.92	4.30	12.83
Russell 2000 Value Index		13.47	-6.24	5.39	12.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Waste Connections, Inc.	4.4
CACI International, Inc., Class A	4.2
Viavi Solutions, Inc.	4.0
Radian Group, Inc.	3.7
Hanover Insurance Group, Inc. (The)	3.5
National General Holdings Corp.	3.5
Lincoln National Corp.	3.4
Cubic Corp.	3.2
WellCare Health Plans, Inc.	3.2
Ladder Capital Corp., Class A	3.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.1
Money Market Funds	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	3.0
Consumer Discretionary	10.3
Consumer Staples	2.4
Energy	3.5
Financials	22.2
Health Care	8.8
Industrials	17.3
Information Technology	18.1
Materials	9.7
Real Estate	2.7
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,143.50	1,020.20	4.63	4.36	0.88
Class 2	1,000.00	1,000.00	1,142.20	1,018.98	5.94	5.59	1.13
Class 3	1,000.00	1,000.00	1,142.60	1,019.62	5.25	4.95	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 3.0%
Wireless Telecommunication Services 3.0%
Telephone & Data Systems, Inc.	83,900	2,550,560
Total Communication Services		2,550,560
Consumer Discretionary 10.2%
Auto Components 3.2%
American Axle & Manufacturing Holdings, Inc.(a)	77,700	991,452
Motorcar Parts of America, Inc.(a)	81,700	1,749,197
Total		2,740,649
Hotels, Restaurants & Leisure 3.6%
Penn National Gaming, Inc.(a)	61,578	1,185,993
Texas Roadhouse, Inc.	34,860	1,870,936
Total		3,056,929
Household Durables 3.4%
Lennar Corp., Class A	37,416	1,813,179
William Lyon Homes, Inc., Class A(a)	61,770	1,126,067
Total		2,939,246
Total Consumer Discretionary		8,736,824
Consumer Staples 2.3%
Food Products 2.3%
Nomad Foods Ltd.(a)	93,600	1,999,296
Total Consumer Staples		1,999,296
Energy 3.4%
Energy Equipment & Services 2.3%
Exterran Corp.(a)	64,500	917,190
Patterson-UTI Energy, Inc.	89,810	1,033,713
Total		1,950,903
Oil, Gas & Consumable Fuels 1.1%
Callon Petroleum Co.(a)	147,700	973,343
Total Energy		2,924,246
Financials 21.8%
Banks 2.2%
Opus Bank	88,267	1,863,317
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 10.1%
Hanover Insurance Group, Inc. (The)	22,900	2,938,070
Lincoln National Corp.	44,300	2,855,135
National General Holdings Corp.	128,000	2,936,320
Total		8,729,525
Mortgage Real Estate Investment Trusts (REITS) 3.1%
Ladder Capital Corp., Class A	161,435	2,681,435
Thrifts & Mortgage Finance 6.4%
Axos Financial, Inc.(a)	85,979	2,342,928
Radian Group, Inc.	137,363	3,138,744
Total		5,481,672
Total Financials		18,755,949
Health Care 8.6%
Biotechnology 1.9%
Ligand Pharmaceuticals, Inc.(a)	14,500	1,655,175
Health Care Equipment & Supplies 2.4%
Dentsply Sirona, Inc.	34,900	2,036,764
Health Care Providers & Services 3.2%
WellCare Health Plans, Inc.(a)	9,570	2,728,120
Pharmaceuticals 1.1%
Amneal Pharmaceuticals, Inc.(a)	136,900	981,573
Total Health Care		7,401,632
Industrials 17.0%
Aerospace & Defense 3.2%
Cubic Corp.	42,400	2,733,952
Airlines 3.0%
Spirit Airlines, Inc.(a)	54,000	2,577,420
Commercial Services & Supplies 4.4%
Waste Connections, Inc.	39,190	3,745,780
Construction & Engineering 2.6%
Granite Construction, Inc.	46,870	2,258,196
Machinery 1.9%
Rexnord Corp.(a)	53,667	1,621,817
Road & Rail 1.9%
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Knight-Swift Transportation Holdings, Inc.	50,340	1,653,166
Total Industrials		14,590,331
Information Technology 17.8%
Communications Equipment 5.9%
Extreme Networks, Inc.(a)	263,400	1,704,198
Viavi Solutions, Inc.(a)	252,200	3,351,738
Total		5,055,936
IT Services 7.2%
CACI International, Inc., Class A(a)	17,387	3,557,206
EPAM Systems, Inc.(a)	15,175	2,626,793
Total		6,183,999
Semiconductors & Semiconductor Equipment 2.3%
KLA-Tencor Corp.	4,187	494,903
MACOM Technology Solutions Holdings, Inc.(a)	98,000	1,482,740
Total		1,977,643
Technology Hardware, Storage & Peripherals 2.4%
Electronics for Imaging, Inc.(a)	56,397	2,081,613
Total Information Technology		15,299,191
Materials 9.5%
Chemicals 2.6%
Minerals Technologies, Inc.	41,700	2,231,367
Construction Materials 2.0%
Summit Materials, Inc., Class A(a)	89,400	1,720,950
Containers & Packaging 2.7%
Owens-Illinois, Inc.	135,080	2,332,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.2%
Warrior Met Coal, Inc.	73,000	1,906,760
Total Materials		8,191,909
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Gaming and Leisure Properties, Inc.	58,700	2,288,126
Total Real Estate		2,288,126
Utilities 1.9%
Electric Utilities 1.9%
Portland General Electric Co.	31,100	1,684,687
Total Utilities		1,684,687
Total Common Stocks (Cost $66,692,415)		84,422,751

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	1,649,453	1,649,288
Total Money Market Funds (Cost $1,649,291)		1,649,288
Total Investments in Securities (Cost: $68,341,706)		86,072,039
Other Assets & Liabilities, Net		(86,745)
Net Assets		85,985,294

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	702,682	11,450,379	(10,503,608)	1,649,453	22	(3)	18,853	1,649,288
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,550,560	—	—	—	2,550,560
Consumer Discretionary	8,736,824	—	—	—	8,736,824
Consumer Staples	1,999,296	—	—	—	1,999,296
Energy	2,924,246	—	—	—	2,924,246
Financials	18,755,949	—	—	—	18,755,949
Health Care	7,401,632	—	—	—	7,401,632
Industrials	14,590,331	—	—	—	14,590,331
Information Technology	15,299,191	—	—	—	15,299,191
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	8,191,909	—	—	—	8,191,909
Real Estate	2,288,126	—	—	—	2,288,126
Utilities	1,684,687	—	—	—	1,684,687
Total Common Stocks	84,422,751	—	—	—	84,422,751
Money Market Funds	—	—	—	1,649,288	1,649,288
Total Investments in Securities	84,422,751	—	—	1,649,288	86,072,039
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,692,415)	$84,422,751
Affiliated issuers (cost $1,649,291)	1,649,288
Receivable for:
Capital shares sold	5,285
Dividends	83,787
Expense reimbursement due from Investment Manager	7,009
Total assets	86,168,120
Liabilities
Payable for:
Capital shares purchased	36,376
Management services fees	56,544
Distribution and/or service fees	10,252
Service fees	8,944
Compensation of board members	32,333
Compensation of chief compliance officer	11
Audit fees	19,275
Printing and postage fees	15,607
Other expenses	3,484
Total liabilities	182,826
Net assets applicable to outstanding capital stock	$85,985,294
Represented by
Trust capital	$85,985,294
Total - representing net assets applicable to outstanding capital stock	$85,985,294
Class 1
Net assets	$4,168,826
Shares outstanding	171,543
Net asset value per share	$24.30
Class 2
Net assets	$26,629,327
Shares outstanding	1,120,376
Net asset value per share	$23.77
Class 3
Net assets	$55,187,141
Shares outstanding	2,295,167
Net asset value per share	$24.04
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$862,036
Dividends — affiliated issuers	18,853
Foreign taxes withheld	(1,881)
Total income	879,008
Expenses:
Management services fees	373,276
Distribution and/or service fees
Class 2	32,711
Class 3	34,756
Service fees	32,356
Compensation of board members	6,216
Custodian fees	2,081
Printing and postage fees	13,692
Audit fees	14,500
Legal fees	4,631
Compensation of chief compliance officer	10
Other	2,494
Total expenses	516,723
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,646)
Total net expenses	445,077
Net investment income	433,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,240,518
Investments — affiliated issuers	22
Foreign currency translations	(2)
Net realized gain	1,240,538
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,595,218
Investments — affiliated issuers	(3)
Net change in unrealized appreciation (depreciation)	9,595,215
Net realized and unrealized gain	10,835,753
Net increase in net assets resulting from operations	$11,269,684
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$433,931	$291,619
Net realized gain	1,240,538	1,879,974
Net change in unrealized appreciation (depreciation)	9,595,215	(13,724,852)
Net increase (decrease) in net assets resulting from operations	11,269,684	(11,553,259)
Decrease in net assets from capital stock activity	(4,459,568)	(9,117,134)
Total increase (decrease) in net assets	6,810,116	(20,670,393)
Net assets at beginning of period	79,175,178	99,845,571
Net assets at end of period	$85,985,294	$79,175,178

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	80,643	1,946,746	96,677	2,464,162
Redemptions	(57,942)	(1,425,927)	(116,948)	(2,824,675)
Net increase (decrease)	22,701	520,819	(20,271)	(360,513)
Class 2
Subscriptions	39,249	920,380	129,692	3,143,910
Redemptions	(76,404)	(1,785,188)	(147,446)	(3,573,256)
Net decrease	(37,155)	(864,808)	(17,754)	(429,346)
Class 3
Subscriptions	16,049	381,236	32,438	796,842
Redemptions	(189,219)	(4,496,815)	(372,652)	(9,124,117)
Net decrease	(173,170)	(4,115,579)	(340,214)	(8,327,275)
Total net decrease	(187,624)	(4,459,568)	(378,239)	(9,117,134)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$21.25	0.13	2.92	3.05
Year Ended 12/31/2018	$24.31	0.11	(3.17)	(3.06)
Year Ended 12/31/2017	$21.65	(0.02)	2.68	2.66
Year Ended 12/31/2016	$19.00	0.00 (d)	2.65	2.65
Year Ended 12/31/2015	$19.60	0.00 (d)	(0.60)	(0.60)
Year Ended 12/31/2014	$18.48	0.08	1.04	1.12
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$20.81	0.11	2.85	2.96
Year Ended 12/31/2018	$23.87	0.05	(3.11)	(3.06)
Year Ended 12/31/2017	$21.30	0.04	2.53	2.57
Year Ended 12/31/2016	$18.74	(0.04)	2.60	2.56
Year Ended 12/31/2015	$19.38	(0.04)	(0.60)	(0.64)
Year Ended 12/31/2014	$18.32	0.02	1.04	1.06
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$21.04	0.12	2.88	3.00
Year Ended 12/31/2018	$24.10	0.08	(3.14)	(3.06)
Year Ended 12/31/2017	$21.48	0.06	2.56	2.62
Year Ended 12/31/2016	$18.87	(0.02)	2.63	2.61
Year Ended 12/31/2015	$19.50	(0.02)	(0.61)	(0.63)
Year Ended 12/31/2014	$18.40	0.05	1.05	1.10

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$24.30	14.35%	1.05% (c)	0.88% (c)	1.14% (c)	11%	$4,169
Year Ended 12/31/2018	$21.25	(12.59%)	1.04%	0.88%	0.43%	13%	$3,163
Year Ended 12/31/2017	$24.31	12.29%	1.02%	0.89%	(0.09%)	23%	$4,111
Year Ended 12/31/2016	$21.65	13.95%	1.00% (e)	0.91% (e)	0.02%	32%	$16,013
Year Ended 12/31/2015	$19.00	(3.06%)	0.99%	0.91%	0.01%	27%	$60,663
Year Ended 12/31/2014	$19.60	6.06%	0.98%	0.93%	0.44%	27%	$70,315
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$23.77	14.22%	1.30% (c)	1.13% (c)	0.92% (c)	11%	$26,629
Year Ended 12/31/2018	$20.81	(12.82%)	1.29%	1.13%	0.20%	13%	$24,086
Year Ended 12/31/2017	$23.87	12.06%	1.29%	1.14%	0.19%	23%	$28,050
Year Ended 12/31/2016	$21.30	13.66%	1.27% (e)	1.16% (e)	(0.22%)	32%	$25,233
Year Ended 12/31/2015	$18.74	(3.30%)	1.24%	1.16%	(0.22%)	27%	$22,315
Year Ended 12/31/2014	$19.38	5.79%	1.23%	1.18%	0.13%	27%	$22,376
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$24.04	14.26%	1.17% (c)	1.00% (c)	1.04% (c)	11%	$55,187
Year Ended 12/31/2018	$21.04	(12.70%)	1.17%	1.01%	0.33%	13%	$51,927
Year Ended 12/31/2017	$24.10	12.20%	1.16%	1.02%	0.25%	23%	$67,684
Year Ended 12/31/2016	$21.48	13.83%	1.14% (e)	1.03% (e)	(0.10%)	32%	$71,355
Year Ended 12/31/2015	$18.87	(3.23%)	1.11%	1.04%	(0.11%)	27%	$73,318
Year Ended 12/31/2014	$19.50	5.98%	1.11%	1.05%	0.28%	27%	$87,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (formerly known as Columbia Variable Portfolio – Select Smaller-Cap Value Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2019, Columbia Variable Portfolio – Select Smaller-Cap Value Fund was renamed Columbia Variable Portfolio – Select Small Cap Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
16	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.88%
Class 2	1.13
Class 3	1.005
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2019 to June 30, 2019. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2019 through April 30, 2020. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,244,271 and $14,176,170, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
20	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 80.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps had been taken (such as the relatively recent change in the portfolio management team) to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2019	25

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Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6488 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Large Cap Equity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since 2018
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	Life
Class 1	01/04/18	17.98	9.49	6.37
Class 2	01/04/18	17.69	9.10	6.04
S&P 500 Index		18.54	10.42	7.42
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Microsoft Corp.	5.4
Amazon.com, Inc.	4.2
Alphabet, Inc., Class C	3.7
Johnson & Johnson	3.0
Bank of America Corp.	2.9
JPMorgan Chase & Co.	2.6
Pfizer, Inc.	2.6
Home Depot, Inc. (The)	2.5
Cisco Systems, Inc.	2.4
PepsiCo, Inc.	2.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	10.4
Consumer Discretionary	9.8
Consumer Staples	7.9
Energy	5.2
Financials	12.0
Health Care	12.9
Industrials	10.1
Information Technology	20.8
Materials	3.1
Real Estate	3.8
Utilities	4.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,179.80	1,021.14	3.69	3.42	0.69
Class 2	1,000.00	1,000.00	1,176.90	1,019.91	5.02	4.66	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.2%
Entertainment 3.6%
Electronic Arts, Inc.(a)	163,599	16,566,035
Walt Disney Co. (The)	206,667	28,858,980
Total		45,425,015
Interactive Media & Services 3.7%
Alphabet, Inc., Class C(a)	42,618	46,066,222
Media 1.8%
Discovery, Inc., Class A(a)	518,419	15,915,463
DISH Network Corp., Class A(a)	184,874	7,101,011
Total		23,016,474
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	184,929	13,710,636
Total Communication Services		128,218,347
Consumer Discretionary 9.6%
Automobiles 1.4%
General Motors Co.	462,415	17,816,850
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(a)	27,357	51,804,036
Chewy, Inc., Class A(a)	178,657	6,252,995
Total		58,057,031
Specialty Retail 2.5%
Home Depot, Inc. (The)	149,290	31,047,841
Textiles, Apparel & Luxury Goods 1.1%
Canada Goose Holdings, Inc.(a)	110,802	4,291,362
Tapestry, Inc.	304,036	9,647,062
Total		13,938,424
Total Consumer Discretionary		120,860,146
Consumer Staples 7.7%
Beverages 2.3%
PepsiCo, Inc.	220,096	28,861,188
Food Products 1.9%
Mondelez International, Inc., Class A	439,767	23,703,441
Household Products 1.6%
Kimberly-Clark Corp.	157,302	20,965,211
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.9%
Philip Morris International, Inc.	299,756	23,539,839
Total Consumer Staples		97,069,679
Energy 5.2%
Oil, Gas & Consumable Fuels 5.2%
ConocoPhillips Co.	272,790	16,640,190
EOG Resources, Inc.	168,598	15,706,590
Suncor Energy, Inc.	551,692	17,190,723
Valero Energy Corp.	175,892	15,058,114
Total		64,595,617
Total Energy		64,595,617
Financials 11.9%
Banks 8.1%
Bank of America Corp.	1,226,878	35,579,462
Citigroup, Inc.	384,214	26,906,506
JPMorgan Chase & Co.	285,455	31,913,869
Popular, Inc.	133,090	7,218,802
Total		101,618,639
Insurance 3.8%
Allstate Corp. (The)	236,551	24,054,871
Prudential Financial, Inc.	226,937	22,920,637
Total		46,975,508
Total Financials		148,594,147
Health Care 12.7%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.(a)	88,578	11,601,946
BioMarin Pharmaceutical, Inc.(a)	90,648	7,764,001
Vertex Pharmaceuticals, Inc.(a)	45,999	8,435,297
Total		27,801,244
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	308,628	25,955,615
Baxter International, Inc.	234,308	19,189,825
Total		45,145,440
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.9%
Allergan PLC	48,342	8,093,901
Bristol-Myers Squibb Co.	216,664	9,825,712
Johnson & Johnson	267,130	37,205,867
Pfizer, Inc.	729,565	31,604,756
Total		86,730,236
Total Health Care		159,676,920
Industrials 10.0%
Aerospace & Defense 3.1%
L3 Technologies, Inc.	62,885	15,417,515
Northrop Grumman Corp.	72,397	23,392,195
Total		38,809,710
Airlines 1.6%
Delta Air Lines, Inc.	355,596	20,180,073
Building Products 0.8%
Masco Corp.	239,150	9,384,246
Machinery 1.3%
Ingersoll-Rand PLC	130,544	16,536,009
Road & Rail 3.2%
Norfolk Southern Corp.	89,698	17,879,502
Union Pacific Corp.	129,762	21,944,052
Total		39,823,554
Total Industrials		124,733,592
Information Technology 20.5%
Communications Equipment 2.4%
Cisco Systems, Inc.	547,502	29,964,784
IT Services 4.2%
International Business Machines Corp.	181,656	25,050,362
MasterCard, Inc., Class A	106,558	28,187,788
Total		53,238,150
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	65,722	18,918,735
NVIDIA Corp.	71,196	11,692,519
NXP Semiconductors NV	143,383	13,995,615
Total		44,606,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.3%
Adobe, Inc.(a)	83,967	24,740,876
Microsoft Corp.	493,805	66,150,118
Palo Alto Networks, Inc.(a)	65,335	13,312,660
Total		104,203,654
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	129,409	25,612,629
Total Information Technology		257,626,086
Materials 3.1%
Chemicals 1.2%
Dow, Inc.	291,532	14,375,443
Metals & Mining 1.9%
Barrick Gold Corp.	1,071,233	16,893,344
Steel Dynamics, Inc.	232,779	7,029,926
Total		23,923,270
Total Materials		38,298,713
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
American Tower Corp.	87,744	17,939,261
Equity LifeStyle Properties, Inc.	133,307	16,175,471
Host Hotels & Resorts, Inc.	740,164	13,485,788
Total		47,600,520
Total Real Estate		47,600,520
Utilities 3.9%
Electric Utilities 2.8%
American Electric Power Co., Inc.	184,801	16,264,336
Xcel Energy, Inc.	312,706	18,602,880
Total		34,867,216
Multi-Utilities 1.1%
Ameren Corp.	193,089	14,502,915
Total Utilities		49,370,131
Total Common Stocks (Cost $1,133,794,902)		1,236,643,898

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	17,122,181	17,120,469
Total Money Market Funds (Cost $17,120,469)		17,120,469
Total Investments in Securities (Cost: $1,150,915,371)		1,253,764,367
Other Assets & Liabilities, Net		469,256
Net Assets		1,254,233,623
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	5,863,144	109,918,609	(98,659,572)	17,122,181	(30)	—	291,214	17,120,469
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	128,218,347	—	—	—	128,218,347
Consumer Discretionary	120,860,146	—	—	—	120,860,146
Consumer Staples	97,069,679	—	—	—	97,069,679
Energy	64,595,617	—	—	—	64,595,617
Financials	148,594,147	—	—	—	148,594,147
Health Care	159,676,920	—	—	—	159,676,920
Industrials	124,733,592	—	—	—	124,733,592
Information Technology	257,626,086	—	—	—	257,626,086
Materials	38,298,713	—	—	—	38,298,713
Real Estate	47,600,520	—	—	—	47,600,520
Utilities	49,370,131	—	—	—	49,370,131
Total Common Stocks	1,236,643,898	—	—	—	1,236,643,898
Money Market Funds	—	—	—	17,120,469	17,120,469
Total Investments in Securities	1,236,643,898	—	—	17,120,469	1,253,764,367
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,133,794,902)	$1,236,643,898
Affiliated issuers (cost $17,120,469)	17,120,469
Receivable for:
Dividends	1,640,014
Foreign tax reclaims	13,838
Expense reimbursement due from Investment Manager	45,130
Prepaid expenses	1
Total assets	1,255,463,350
Liabilities
Due to custodian	13,838
Payable for:
Capital shares purchased	490,249
Management services fees	686,903
Distribution and/or service fees	1
Compensation of board members	11,065
Compensation of chief compliance officer	114
Other expenses	27,557
Total liabilities	1,229,727
Net assets applicable to outstanding capital stock	$1,254,233,623
Represented by
Trust capital	$1,254,233,623
Total - representing net assets applicable to outstanding capital stock	$1,254,233,623
Class 1
Net assets	$1,254,230,894
Shares outstanding	114,487,227
Net asset value per share	$10.96
Class 2
Net assets	$2,729
Shares outstanding	250
Net asset value per share(a)	$10.91

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,870,836
Dividends — affiliated issuers	291,214
Interfund lending	339
Foreign taxes withheld	(71,629)
Total income	12,090,760
Expenses:
Management services fees	4,298,759
Distribution and/or service fees
Class 2	4
Compensation of board members	13,781
Custodian fees	4,591
Printing and postage fees	752
Audit fees	14,500
Legal fees	10,625
Compensation of chief compliance officer	116
Other	4,076
Total expenses	4,347,204
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(298,711)
Total net expenses	4,048,493
Net investment income	8,042,267
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,804,046)
Investments — affiliated issuers	(30)
Foreign currency translations	1,676
Net realized loss	(25,802,400)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	209,662,081
Net change in unrealized appreciation (depreciation)	209,662,081
Net realized and unrealized gain	183,859,681
Net increase in net assets resulting from operations	$191,901,948
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018 (a)
Operations
Net investment income	$8,042,267	$7,983,821
Net realized loss	(25,802,400)	(10,772,157)
Net change in unrealized appreciation (depreciation)	209,662,081	(106,813,085)
Net increase (decrease) in net assets resulting from operations	191,901,948	(109,601,421)
Increase (decrease) in net assets from capital stock activity	(8,150,917)	1,180,061,513
Total increase in net assets	183,751,031	1,070,460,092
Net assets at beginning of period	1,070,482,592	22,500
Net assets at end of period	$1,254,233,623	$1,070,482,592

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	36,702	378,129	115,675,223	1,184,452,727
Redemptions	(802,967)	(8,529,046)	(423,731)	(4,391,214)
Net increase (decrease)	(766,265)	(8,150,917)	115,251,492	1,180,061,513
Total net increase (decrease)	(766,265)	(8,150,917)	115,251,492	1,180,061,513

(a)	Based on operations from January 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

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Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.29	0.07	1.60	1.67
Year Ended 12/31/2018(d)	$10.00	0.13	(0.84)	(0.71)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.27	0.06	1.58	1.64
Year Ended 12/31/2018(d)	$10.00	0.09	(0.82)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on January 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.96	17.98%	0.74% (c)	0.69% (c)	1.37% (c)	32%	$1,254,231
Year Ended 12/31/2018(d)	$9.29	(7.10%)	0.75% (c)	0.69% (c)	1.27% (c)	58%	$1,070,480
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.91	17.69%	0.95% (c)	0.94% (c)	1.09% (c)	32%	$3
Year Ended 12/31/2018(d)	$9.27	(7.30%)	0.97% (c)	0.94% (c)	0.84% (c)	58%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	15

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. For the six months ended June 30, 2019, there were no assets subject to the service fee.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2020
Class 1	0.69%
Class 2	0.94
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $376,494,565 and $387,921,061, respectively, for the six months ended June 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	1,025,000	2.97	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in
20	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2019	25

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Columbia Variable Portfolio – Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
C-2036 AN (8/19)

SemiAnnual Report
June 30, 2019
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	11.16	5.18	3.94	5.65
Class 2	04/19/12	11.00	5.03	3.91	5.63
Blended Benchmark		11.79	7.68	5.55	7.08
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	2.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2019)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	44.4
International	11.0
U.S. Large Cap	27.7
U.S. Mid Cap	3.0
U.S. Small Cap	2.7
Underlying Funds: Fixed-Income Funds	24.1
Investment Grade	24.1
Allocations to Tactical Assets
Corporate Bonds & Notes	0.3
Exchange-Traded Funds	8.0
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	15.1
Options Purchased Puts	0.6
Residential Mortgage-Backed Securities - Agency	7.5
U.S. Treasury Obligations	0.0 (b)
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $2.4 billion) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
(b)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,045.10 (a)	1,023.29	0.89 (a)	1.24	0.25 (a)	2.63 (a)	3.67	0.74 (a)
Class 2	1,000.00	1,000.00	1,110.00	1,022.12	2.54	2.43	0.49	5.07	4.86	0.98
(a)	Based on operations from February 20, 2019 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	5

Portfolio of Investments
June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Northrop Grumman Corp.
01/15/2028	3.250%	195,000	200,244
10/15/2047	4.030%	295,000	314,594
Total			514,838
Automotive 0.0%
Ford Motor Co.
01/15/2043	4.750%	315,000	273,790
Banking 0.1%
Bank of America Corp.(a)
12/20/2028	3.419%	110,000	113,161
02/07/2030	3.974%	650,000	695,936
Capital One Financial Corp.
01/31/2028	3.800%	425,000	439,053
Citigroup, Inc.(a)
03/20/2030	3.980%	770,000	822,921
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	105,000	113,244
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	560,000	644,091
JPMorgan Chase & Co.(a)
01/23/2049	3.897%	720,000	756,010
Morgan Stanley(a)
01/23/2030	4.431%	380,000	420,235
Wells Fargo & Co.
01/24/2029	4.150%	280,000	304,679
Subordinated
11/04/2044	4.650%	460,000	511,773
Total			4,821,103
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital(b)
07/01/2049	5.125%	365,000	372,675
Comcast Corp.
08/15/2047	4.000%	343,000	360,978
11/01/2052	4.049%	329,000	348,409
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	346,282
Time Warner Cable LLC
09/15/2042	4.500%	270,000	250,965
Total			1,679,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Dow Chemical Co. (The)(c)
05/15/2049	4.800%	268,000	288,729
DowDuPont, Inc.
11/15/2048	5.419%	125,000	152,040
LYB International Finance BV
03/15/2044	4.875%	125,000	133,109
Total			573,878
Diversified Manufacturing 0.0%
3M Co.
10/15/2047	3.625%	90,000	90,222
United Technologies Corp.
06/01/2042	4.500%	255,000	287,547
11/16/2048	4.625%	260,000	302,846
Total			680,615
Electric 0.1%
Appalachian Power Co.
05/15/2044	4.400%	314,000	341,506
CMS Energy Corp.
03/01/2024	3.875%	250,000	261,862
02/15/2027	2.950%	235,000	231,881
03/31/2043	4.700%	115,000	127,802
03/01/2044	4.875%	115,000	133,525
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	278,000	286,344
DTE Energy Co.
10/01/2026	2.850%	920,000	909,772
06/15/2029	3.400%	250,000	254,303
Duke Energy Corp.
09/01/2046	3.750%	950,000	928,825
06/15/2049	4.200%	60,000	62,943
Emera U.S. Finance LP
06/15/2046	4.750%	384,000	414,320
FirstEnergy Corp.
07/15/2047	4.850%	65,000	73,277
Indiana Michigan Power Co.
07/01/2047	3.750%	210,000	212,123
Mississippi Power Co.
03/30/2028	3.950%	234,000	246,330
Northern States Power Co.
05/15/2044	4.125%	115,000	126,237
Pennsylvania Electric Co.(c)
06/01/2029	3.600%	80,000	82,591
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc.
05/15/2026	3.100%	235,000	234,342
Southern California Edison Co.
10/01/2043	4.650%	170,000	182,268
03/01/2048	4.125%	110,000	111,404
Southern Co. (The)
07/01/2046	4.400%	515,000	543,659
WEC Energy Group, Inc.
06/15/2025	3.550%	85,000	89,256
Xcel Energy, Inc.
12/01/2026	3.350%	395,000	406,852
09/15/2041	4.800%	140,000	154,976
Total			6,416,398
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,120,000	1,108,520
Food and Beverage 0.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,090,000	1,212,917
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	155,000	194,256
Bacardi Ltd.(c)
05/15/2038	5.150%	621,000	643,264
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	222,161
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	687,000	650,916
Mars, Inc.(c)
04/01/2059	4.200%	165,000	179,204
Molson Coors Brewing Co.
07/15/2046	4.200%	36,000	34,623
PepsiCo, Inc.
10/06/2046	3.450%	95,000	97,646
Sysco Corp.
04/01/2046	4.500%	65,000	70,511
03/15/2048	4.450%	30,000	32,771
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	83,581
Total			3,421,850
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	141,835
Becton Dickinson and Co.
06/06/2027	3.700%	190,000	198,341
12/15/2044	4.685%	126,000	139,688
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
06/15/2047	4.368%	325,000	296,927
CVS Health Corp.
03/25/2048	5.050%	734,000	782,715
Halfmoon Parent, Inc.(c)
12/15/2048	4.900%	421,000	459,758
McKesson Corp.
05/30/2029	4.750%	110,000	119,999
Total			2,139,263
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	80,531
Anthem, Inc.
08/15/2044	4.650%	135,000	147,241
UnitedHealth Group, Inc.
10/15/2047	3.750%	510,000	522,686
Total			750,458
Independent Energy 0.0%
Apache Corp.
04/15/2043	4.750%	135,000	131,430
Canadian Natural Resources Ltd.
06/01/2047	4.950%	195,000	223,021
ConocoPhillips Co.
11/15/2044	4.300%	220,000	246,429
Hess Corp.
02/15/2041	5.600%	200,000	215,473
Noble Energy, Inc.
11/15/2043	5.250%	185,000	199,264
Woodside Finance Ltd.(c)
03/04/2029	4.500%	110,000	116,329
Total			1,131,946
Integrated Energy 0.0%
Cenovus Energy, Inc.
06/15/2047	5.400%	90,000	96,896
Shell International Finance BV
05/11/2045	4.375%	320,000	367,898
Total			464,794
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	158,287
Brighthouse Financial, Inc.
06/22/2047	4.700%	33,000	27,571

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(c)
Subordinated
06/19/2064	4.875%	270,000	311,114
Massachusetts Mutual Life Insurance Co.(c)
Subordinated
04/01/2077	4.900%	240,000	281,111
MetLife, Inc.
03/01/2045	4.050%	290,000	310,975
New York Life Insurance Co.(c)
Subordinated
05/15/2069	4.450%	125,000	137,885
Prudential Financial, Inc.
05/15/2044	4.600%	325,000	371,263
Teachers Insurance & Annuity Association of America, Subordinated(c)
09/15/2044	4.900%	190,000	222,463
05/15/2047	4.270%	132,000	142,762
Voya Financial, Inc.
06/15/2046	4.800%	300,000	333,646
Total			2,297,077
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	223,000	239,514
Fox Corp.(c)
01/25/2039	5.476%	165,000	194,515
Walt Disney Co. (The)(c)
09/15/2044	4.750%	302,000	367,923
Total			801,952
Midstream 0.0%
Enterprise Products Operating LLC(b)
01/31/2050	4.200%	360,000	370,008
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	101,384
03/01/2043	5.000%	430,000	454,219
Kinder Morgan, Inc.
02/15/2046	5.050%	196,000	213,491
MPLX LP
04/15/2048	4.700%	405,000	412,221
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	494,000	475,429
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	307,000	326,156
Western Gas Partners LP
08/15/2048	5.500%	170,000	161,193
Williams Companies, Inc. (The)
09/15/2045	5.100%	541,000	586,491
Total			3,100,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	138,000	160,510
05/15/2047	4.375%	390,000	417,636
Sempra Energy
06/15/2024	3.550%	90,000	92,867
06/15/2027	3.250%	95,000	94,670
02/01/2028	3.400%	130,000	129,713
Total			895,396
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	125,304
Pharmaceuticals 0.0%
AbbVie, Inc.
11/14/2048	4.875%	475,000	499,245
Allergan Funding SCS
06/15/2044	4.850%	160,000	165,918
Amgen, Inc.
06/15/2051	4.663%	415,000	453,435
Bristol-Myers Squibb Co.(c)
10/26/2049	4.250%	97,000	107,189
Celgene Corp.
02/20/2048	4.550%	200,000	228,206
Gilead Sciences, Inc.
03/01/2047	4.150%	275,000	288,678
Johnson & Johnson
01/15/2038	3.400%	190,000	197,415
Mylan NV
06/15/2046	5.250%	35,000	32,728
Pfizer, Inc.
03/15/2049	4.000%	190,000	206,733
Total			2,179,547
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(c)
08/01/2044	4.850%	180,000	196,901
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	168,564
Total			365,465
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	68,579
CSX Corp.
11/15/2048	4.750%	70,000	81,352
05/01/2050	3.950%	325,000	331,254

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
08/15/2052	4.050%	110,000	115,056
Union Pacific Corp.
10/01/2051	3.799%	305,000	306,619
09/10/2058	4.800%	80,000	92,953
Total			995,813
Restaurants 0.0%
McDonald’s Corp.
09/01/2048	4.450%	291,000	319,935
Retailers 0.0%
Home Depot, Inc. (The)
06/15/2047	3.900%	135,000	145,992
Lowe’s Companies, Inc.
05/03/2047	4.050%	285,000	283,695
Target Corp.
04/15/2046	3.625%	150,000	153,867
11/15/2047	3.900%	40,000	43,042
Walmart, Inc.
12/15/2047	3.625%	260,000	277,829
Total			904,425
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	287,000	280,704
01/15/2048	4.650%	110,000	110,556
Total			391,260
Technology 0.0%
Apple, Inc.
02/09/2045	3.450%	486,000	485,855
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	260,000	254,720
01/15/2028	3.500%	85,000	80,477
Intel Corp.
05/11/2047	4.100%	170,000	185,959
International Business Machines Corp.
05/15/2049	4.250%	430,000	461,755
Microsoft Corp.
08/08/2046	3.700%	429,000	463,952
Oracle Corp.
07/15/2046	4.000%	385,000	412,993
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	94,608
Total			2,440,319
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.0%
Altria Group, Inc.
02/14/2039	5.800%	225,000	252,193
BAT Capital Corp.
08/15/2047	4.540%	190,000	176,666
Total			428,859
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(c)
11/01/2046	4.200%	250,000	254,401
FedEx Corp.
04/01/2046	4.550%	480,000	491,855
United Parcel Service, Inc.
03/15/2049	4.250%	275,000	301,643
Total			1,047,899
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	76,480
08/15/2029	3.800%	200,000	206,764
Rogers Communications, Inc.
05/01/2049	4.350%	230,000	248,407
Vodafone Group PLC
06/19/2049	4.875%	189,000	198,508
Total			730,159
Wirelines 0.0%
AT&T, Inc.
03/01/2039	4.850%	525,000	564,733
12/15/2043	5.350%	185,000	203,628
06/15/2045	4.350%	899,000	898,363
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	158,521
Verizon Communications, Inc.
03/15/2055	4.672%	750,000	849,984
Total			2,675,229
Total Corporate Bonds & Notes (Cost $40,757,908)			43,675,993

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Equity Funds 47.7%
	Shares	Value ($)
International 11.8%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(d)	61,406,387	649,065,502
CTIVP® – DFA International Value Fund, Class 1 Shares(d)	25,198,521	236,614,114
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(d)	61,095,673	648,225,092
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(d)	22,326,404	234,650,507
Total		1,768,555,215
U.S. Large Cap 29.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	15,866,762	381,595,633
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	21,333,871	1,149,255,628
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	9,510,703	261,924,750
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	18,466,364	363,233,375
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(d),(e)	16,929,015	185,542,004
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	9,195,699	230,444,218
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	9,996,319	347,372,101
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	10,909,362	344,735,835
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	7,420,135	197,449,795
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	10,135,011	360,705,031
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	7,818,031	187,710,924
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(d),(e)	19,717,332	431,809,577
Total		4,441,778,871
U.S. Mid Cap 3.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	3,342,143	103,639,869
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	4,069,207	96,806,428
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,702,325	131,994,272
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	4,892,532	141,540,945
Total		473,981,514
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	6,235,236	142,724,542
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	6,056,300	149,106,110
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	5,063,045	140,955,168
Total		432,785,820
Total Equity Funds (Cost $5,371,234,079)		7,117,101,420

Exchange-Traded Funds 8.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	2,594,800	322,715,276
iShares MSCI EAFE ETF	4,852,292	318,941,153
SPDR S&P 500 ETF Trust	2,190,200	641,728,600
Total Exchange-Traded Funds (Cost $1,024,083,313)		1,283,385,029

Fixed-Income Funds 26.0%

Investment Grade 26.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	72,216,412	753,939,342
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	22,638,598	216,198,615
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	39,218,292	409,438,966
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	21,068,309	219,321,093
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	48,154,642	518,625,494
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	66,963,187	719,184,635
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	16,548,236	168,295,557
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	79,248,434	863,807,932
Total		3,868,811,634
Total Fixed-Income Funds (Cost $3,850,121,365)		3,868,811,634

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
08/19/2034- 08/13/2049	3.500%	489,406,000	501,973,955
08/13/2049	4.000%	685,162,000	707,924,897
Total Residential Mortgage-Backed Securities - Agency (Cost $1,209,811,121)			1,209,898,852

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2039	3.500%	150,000	178,125
Total U.S. Treasury Obligations (Cost $162,251)			178,125
Options Purchased Puts 0.6%
Value ($)
(Cost $165,240,883)	92,901,125

Money Market Funds 16.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(d),(f)	2,414,751,212	2,414,509,737
Total Money Market Funds (Cost $2,414,561,689)		2,414,509,737
Total Investments in Securities (Cost: $14,075,972,609)		16,030,461,915
Other Assets & Liabilities, Net		(1,117,276,128)
Net Assets		14,913,185,787

At June 30, 2019, securities and/or cash totaling $82,443,344 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	801	09/2019	USD	56,358,360	121,191	—
British Pound	1,837	09/2019	USD	146,374,456	—	(567,771)
Canadian Dollar	510	09/2019	USD	39,043,050	338,373	—
DAX Index	44	09/2019	EUR	13,626,800	380,798	—
Euro FX	733	09/2019	USD	104,878,556	138,847	—
EURO STOXX 50	2,908	09/2019	EUR	100,791,280	3,011,032	—
FTSE 100 Index	884	09/2019	GBP	65,141,960	831,004	—
FTSE/MIB Index	109	09/2019	EUR	11,530,020	394,135	—
Japanese Yen	1,193	09/2019	USD	139,148,538	4,537	—
MSCI Singapore IX ETS	343	07/2019	SGD	12,970,545	154,457	—
New Zealand Dollar	400	09/2019	USD	26,908,000	204,520	—
S&P 500 E-mini	5,461	09/2019	USD	803,913,810	13,195,928	—
S&P 500 Index	244	09/2019	USD	179,596,200	3,003,347	—
SPI 200 Index	514	09/2019	AUD	84,283,150	753,747	—
Swiss Franc	90	09/2019	USD	11,612,250	—	(39,112)
TOPIX Index	759	09/2019	JPY	11,772,090,000	1,722,382	—
U.S. Long Bond	997	09/2019	USD	155,126,969	5,967,307	—
U.S. Treasury 10-Year Note	1,401	09/2019	USD	179,284,219	4,039,526	—
U.S. Treasury 2-Year Note	900	09/2019	USD	193,661,719	1,274,629	—
U.S. Treasury 5-Year Note	3,121	09/2019	USD	368,765,656	5,767,530	—
U.S. Ultra Treasury Bond	525	09/2019	USD	93,220,313	4,623,116	—
Total					45,926,406	(606,883)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Hang Seng Index	(156)	07/2019	HKD	(222,339,000)	—	(360,004)
OMXS30 Index	(296)	07/2019	SEK	(47,974,200)	—	(124,418)
Russell 2000 E-mini	(298)	09/2019	USD	(23,349,790)	—	(575,879)
S&P/TSX 60 Index	(475)	09/2019	CAD	(92,881,500)	—	(283,162)
U.S. Treasury 10-Year Note	(23)	09/2019	USD	(2,943,281)	—	(77,315)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(5)	09/2019	USD	(690,625)	—	(23,178)
U.S. Ultra Treasury Bond	(38)	09/2019	USD	(6,747,375)	—	(351,585)
Total					—	(1,795,541)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	2,154,839,200	7,325	2,200.00	12/18/2020	59,747,537	35,929,125
S&P 500 Index	Deutsche Bank	USD	1,470,880,000	5,000	2,100.00	12/18/2020	46,992,671	19,500,000
S&P 500 Index	Deutsche Bank	USD	1,206,121,600	4,100	2,050.00	12/18/2020	32,371,241	14,145,000
S&P 500 Index	Deutsche Bank	USD	500,099,200	1,700	2,350.00	12/18/2020	12,211,166	11,670,500
S&P 500 Index	Deutsche Bank	USD	558,934,400	1,900	2,300.00	12/18/2020	13,918,268	11,656,500
Total							165,240,883	92,901,125
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $3,986,139, which represents 0.03% of total net assets.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	2,393,237,115	942,136,375	(920,622,278)	2,414,751,212	—	(45,344)	43,016	29,341,554	2,414,509,737
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,420,264	—	(553,502)	15,866,762	—	6,474,331	57,863,785	—	381,595,633
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	22,386,677	—	(1,052,806)	21,333,871	—	22,514,523	131,540,250	—	1,149,255,628
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,822,049	—	(311,346)	9,510,703	—	3,119,578	32,831,878	—	261,924,750
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	70,068,992	2,332,755	(185,335)	72,216,412	—	(214,456)	25,435,142	24,125,114	753,939,342
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	19,587,982	—	(1,121,618)	18,466,364	—	10,643,168	57,987,864	—	363,233,375
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,127,847	538,804	(28,053)	22,638,598	—	(26,253)	6,004,344	5,054,076	216,198,615
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	38,458,445	1,102,214	(342,367)	39,218,292	—	149,376	38,326,882	11,365,293	409,438,966
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,515,442	—	(173,299)	3,342,143	—	1,528,975	20,759,286	—	103,639,869
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	17,540,319	—	(611,304)	16,929,015	—	360,071	28,705,480	—	185,542,004
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,881,582	—	(685,883)	9,195,699	—	6,808,532	24,810,079	—	230,444,218
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	4,089,547	1,156	(21,496)	4,069,207	—	109,074	16,596,169	—	96,806,428
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,365,723	26,598	(157,085)	6,235,236	—	359,321	19,315,235	—	142,724,542
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	20,602,965	580,522	(115,178)	21,068,309	—	(449)	3,717,843	6,004,224	219,321,093
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	45,330,518	2,825,966	(1,842)	48,154,642	—	(92)	5,455,691	29,976,050	518,625,494
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	59,161,685	2,244,702	—	61,406,387	9,597,312	—	51,529,752	13,650,455	649,065,502
CTIVP® – DFA International Value Fund, Class 1 Shares
	23,652,561	1,545,960	—	25,198,521	6,956,325	—	5,137,713	7,195,177	236,614,114
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	59,464,420	1,631,253	—	61,095,673	3,141,783	—	48,206,792	13,799,036	648,225,092
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,796,030	—	(799,711)	9,996,319	—	10,163,097	55,559,502	—	347,372,101
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	11,733,134	—	(823,772)	10,909,362	—	13,941,253	46,957,897	—	344,735,835
CTIVP® – MFS® Value Fund, Class 1 Shares
	9,618,624	1,129	(2,199,618)	7,420,135	—	19,638,523	17,649,499	—	197,449,795
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,341,349	—	(1,206,338)	10,135,011	—	21,788,962	61,155,012	—	360,705,031
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,362,357	5,360	(2,549,686)	7,818,031	—	16,899,809	15,338,040	—	187,710,924
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	65,274,616	1,829,245	(140,674)	66,963,187	—	33,394	23,464,272	19,387,762	719,184,635
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,727,227	478	(25,380)	4,702,325	—	180,475	20,677,438	—	131,994,272
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	16,373,000	184,634	(9,398)	16,548,236	—	(1,418)	2,292,616	1,755,467	168,295,557
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,233,627	—	(341,095)	4,892,532	—	3,000,814	29,232,367	—	141,540,945
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	21,293,080	1,033,324	—	22,326,404	7,696,171	—	22,424,447	2,518,074	234,650,507
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	77,545,679	1,933,763	(231,008)	79,248,434	—	(89,541)	29,558,649	20,792,618	863,807,932
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	20,253,814	—	(536,482)	19,717,332	—	5,643,675	55,960,162	—	431,809,577
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,309,793	18,151	(271,644)	6,056,300	—	1,797,604	21,126,637	—	149,106,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,131,998	9,277	(78,230)	5,063,045	—	374,818	18,065,808	—	140,955,168
Total					27,391,591	145,151,820	993,729,547	184,964,900	13,400,422,791

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	43,675,993	—	—	43,675,993
Equity Funds	—	—	—	7,117,101,420	7,117,101,420
Exchange-Traded Funds	1,283,385,029	—	—	—	1,283,385,029
Fixed-Income Funds	—	—	—	3,868,811,634	3,868,811,634
Residential Mortgage-Backed Securities - Agency	—	1,209,898,852	—	—	1,209,898,852
U.S. Treasury Obligations	178,125	—	—	—	178,125
Options Purchased Puts	92,901,125	—	—	—	92,901,125
Money Market Funds	—	—	—	2,414,509,737	2,414,509,737
Total Investments in Securities	1,376,464,279	1,253,574,845	—	13,400,422,791	16,030,461,915
Investments in Derivatives
Asset
Futures Contracts	45,926,406	—	—	—	45,926,406
Liability
Futures Contracts	(2,402,424)	—	—	—	(2,402,424)
Total	1,419,988,261	1,253,574,845	—	13,400,422,791	16,073,985,897
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,274,814,593)	$2,537,137,999
Affiliated issuers (cost $11,635,917,133)	13,400,422,791
Options purchased (cost $165,240,883)	92,901,125
Margin deposits on:
Futures contracts	82,443,344
Receivable for:
Investments sold	8,787,270
Investments sold on a delayed delivery basis	1,302,891,853
Dividends	7,543,673
Interest	2,011,369
Foreign tax reclaims	1,647
Variation margin for futures contracts	7,093,181
Other assets	1,643
Total assets	17,441,235,895
Liabilities
Payable for:
Investments purchased	38,618
Investments purchased on a delayed delivery basis	2,512,883,156
Capital shares purchased	12,416,987
Variation margin for futures contracts	1,410,456
Management services fees	73,227
Distribution and/or service fees	101,870
Service fees	671,241
Compensation of board members	306,193
Compensation of chief compliance officer	1,664
Other expenses	146,696
Total liabilities	2,528,050,108
Net assets applicable to outstanding capital stock	$14,913,185,787
Represented by
Trust capital	$14,913,185,787
Total - representing net assets applicable to outstanding capital stock	$14,913,185,787
Class 1
Net assets	$85,594
Shares outstanding	5,773
Net asset value per share	$14.83
Class 2
Net assets	$14,913,100,193
Shares outstanding	1,005,304,284
Net asset value per share	$14.83
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,409,899
Dividends — affiliated issuers	184,964,900
Interest	1,605,915
Total income	202,980,714
Expenses:
Management services fees	12,369,129
Distribution and/or service fees
Class 2	17,796,847
Service fees	4,268,842
Compensation of board members	110,295
Custodian fees	28,213
Printing and postage fees	70,321
Audit fees	20,235
Legal fees	66,732
Compensation of chief compliance officer	1,532
Other	91,404
Total expenses	34,823,550
Net investment income	168,157,164
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,967,477
Investments — affiliated issuers	145,151,820
Capital gain distributions from underlying affiliated funds	27,391,591
Foreign currency translations	(426,633)
Futures contracts	67,614,695
Options purchased	9,277,402
Net realized gain	287,976,352
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	133,059,203
Investments — affiliated issuers	993,729,547
Foreign currency translations	309,990
Futures contracts	50,974,427
Options purchased	(131,931,197)
Net change in unrealized appreciation (depreciation)	1,046,141,970
Net realized and unrealized gain	1,334,118,322
Net increase in net assets resulting from operations	$1,502,275,486
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$168,157,164	$132,896,371
Net realized gain (loss)	287,976,352	(44,352,817)
Net change in unrealized appreciation (depreciation)	1,046,141,970	(948,195,524)
Net increase (decrease) in net assets resulting from operations	1,502,275,486	(859,651,970)
Decrease in net assets from capital stock activity	(333,032,844)	(74,792,031)
Total increase (decrease) in net assets	1,169,242,642	(934,444,001)
Net assets at beginning of period	13,743,943,145	14,678,387,146
Net assets at end of period	$14,913,185,787	$13,743,943,145

	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)(a)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	5,796	83,066	—	—
Redemptions	(23)	(338)	—	—
Net increase	5,773	82,728	—	—
Class 2
Subscriptions	1,305,288	18,726,691	23,744,499	337,793,697
Redemptions	(24,640,439)	(351,842,263)	(29,323,244)	(412,585,728)
Net decrease	(23,335,151)	(333,115,572)	(5,578,745)	(74,792,031)
Total net decrease	(23,329,378)	(333,032,844)	(5,578,745)	(74,792,031)

(a)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

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Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$14.19	0.56	0.08	0.64
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$13.36	0.17	1.30	1.47
Year Ended 12/31/2018	$14.19	0.13	(0.96)	(0.83)
Year Ended 12/31/2017	$12.41	0.09	1.69	1.78
Year Ended 12/31/2016	$12.00	0.07	0.34	0.41
Year Ended 12/31/2015	$12.31	0.08	(0.39)	(0.31)
Year Ended 12/31/2014	$11.74	0.06	0.51	0.57

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$14.83	4.51%	0.25% (d)	0.25% (d)	11.52% (d)	57%	$86
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$14.83	11.00%	0.49% (d)	0.49% (d)	2.36% (d)	57%	$14,913,100
Year Ended 12/31/2018	$13.36	(5.85%)	0.49%	0.49%	0.90%	92%	$13,743,943
Year Ended 12/31/2017	$14.19	14.34%	0.47%	0.47%	0.69%	98%	$14,678,387
Year Ended 12/31/2016	$12.41	3.42%	0.46%	0.46%	0.57%	112%	$12,877,836
Year Ended 12/31/2015	$12.00	(2.52%)	0.47%	0.47%	0.64%	119%	$11,278,182
Year Ended 12/31/2014	$12.31	4.86%	0.47%	0.47%	0.46%	107%	$9,917,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Class 1 shares commenced operations on February 20, 2019.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar
22	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into
24	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	23,446,830*
Equity risk	Investments, at value — Options Purchased	92,901,125
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	807,468*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	21,672,108*
Total		138,827,531

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,343,463*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	606,883*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	452,078*
Total		2,402,424

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	26,947,676	9,277,402	36,225,078
Foreign exchange risk	(1,600,173)	—	(1,600,173)
Interest rate risk	42,267,192	—	42,267,192
Total	67,614,695	9,277,402	76,892,097

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	60,258,782	(131,931,197)	(71,672,415)
Foreign exchange risk	(2,629,535)	—	(2,629,535)
Interest rate risk	(6,654,820)	—	(6,654,820)
Total	50,974,427	(131,931,197)	(80,956,770)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,750,664,326
Futures contracts — short	223,527,535

26	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Derivative instrument	Average value ($)*
Options contracts — purchased	94,052,063

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
Deutsche Bank ($)
Assets
Options purchased puts	92,901,125
Total financial and derivative net assets	92,901,125
Total collateral received (pledged) (a)	-
Net amount (b)	92,901,125

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i)
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2019 was 0.17% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2019, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
30	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.85%*
Class 2	1.10
* Class 1 shares commenced operations on February 20, 2019.
The Fund had a voluntary expense reimbursement arrangement from May 1, 2019 to June 30, 2019. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2019 through April 30, 2020. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,570,812,768 and $7,252,167,375, respectively, for the six months ended June 30, 2019, of which $6,982,399,315 and $6,592,765,285, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2019.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	33

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
34	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019	35

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
36	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2019

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Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6539 AN (8/19)

SemiAnnual Report
June 30, 2019
Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – U.S. Equities Fund
CTIVP® – American Century Diversified Bond Fund
CTIVP® – AQR International Core Equity Fund
CTIVP® – CenterSquare Real Estate Fund
CTIVP® – DFA International Value Fund
CTIVP® – Los Angeles Capital Large Cap Growth Fund
CTIVP® – MFS® Value Fund
CTIVP® – Morgan Stanley Advantage Fund
CTIVP® – T. Rowe Price Large Cap Value Fund
CTIVP® – TCW Core Plus Bond Fund
CTIVP® – Wells Fargo Short Duration Government Fund
CTIVP® – Westfield Mid Cap Growth Fund
CTIVP® – William Blair International Leaders Fund
(formerly CTIVP® – Oppenheimer International Growth Fund)
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Partners Core Bond Fund
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio Funds  |  Semiannual Report 2019

Fund at a Glance
Columbia Variable Portfolio – U.S. Equities Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – U.S. Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Columbia Management Investment Advisers, LLC
Brian Condon, CFA, CAIA
Peter Albanese
Jarl Ginsberg, CFA, CAIA
Christian Stadlinger, Ph.D., CFA
David Hoffman
Columbia Wanger Asset Management, LLC
Matthew Litfin, CFA
Richard Watson, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	15.67	-6.53	4.08	9.47
Class 2	05/07/10	15.49	-6.79	3.82	9.20
Russell 2000 Index		16.98	-3.31	7.06	11.55
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2015, when the Investment Manager assumed day-to-day management responsibilities over a portion of the Fund’s portfolio, reflects returns achieved by a single subadviser that managed the Fund’s portfolio according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	3

Fund at a Glance   (continued)
Columbia Variable Portfolio – U.S. Equities Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	96.9
Limited Partnerships	0.5
Money Market Funds	2.6
Rights	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
PS Business Parks, Inc.	0.7
Southwest Gas Holdings, Inc.	0.7
Dine Brands Global, Inc.	0.7
j2 Global, Inc.	0.6
Atkore International Group, Inc.	0.6
Ingevity Corp.	0.5
Immunomedics, Inc.	0.5
Dave & Buster’s Entertainment, Inc.	0.5
American Assets Trust, Inc.	0.5
Cedar Fair LP	0.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	2.5
Consumer Discretionary	13.5
Consumer Staples	3.6
Energy	3.7
Financials	16.6
Health Care	16.7
Industrials	14.3
Information Technology	14.2
Materials	3.6
Real Estate	7.8
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – American Century Diversified Bond Fund (Unaudited)
Investment objective
CTIVP® – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Portfolio management
American Century Investment Management, Inc.
Robert Gahagan
Alejandro Aguilar, CFA
Jeffrey Houston, CFA
Brian Howell
Charles Tan
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	7.34	8.05	3.37	3.68
Class 2	05/07/10	7.10	7.71	3.08	3.42
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	5

Fund at a Glance   (continued)
CTIVP® – American Century Diversified Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Non-Agency	6.8
Commercial Mortgage-Backed Securities - Non-Agency	9.0
Corporate Bonds & Notes	31.4
Foreign Government Obligations	1.7
Money Market Funds	1.4
Municipal Bonds	1.7
Residential Mortgage-Backed Securities - Agency	19.5
Residential Mortgage-Backed Securities - Non-Agency	7.8
U.S. Treasury Obligations	20.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	45.8
AA rating	10.8
A rating	13.8
BBB rating	19.1
BB rating	4.9
B rating	2.6
CCC rating	1.6
Not rated	1.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	103.5	(6.6)	96.9
Foreign Currency Derivative Contracts	62.2	(59.1)	3.1
Total Notional Market Value of Derivative Contracts	165.7	(65.7)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

6	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – AQR International Core Equity Fund (Unaudited)
Investment objective
CTIVP® – AQR International Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
AQR Capital Management, LLC
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques Friedman, M.S.
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	13.03	-1.34	0.16	4.91
Class 2	05/07/10	12.90	-1.59	-0.08	4.64
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2018 reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	7

Fund at a Glance   (continued)
CTIVP® – AQR International Core Equity Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Roche Holding AG, Genusschein Shares (Switzerland)	2.9
SAP SE (Germany)	2.5
Nestlé SA, Registered Shares (Switzerland)	2.4
Enel SpA (Italy)	2.0
Novartis AG, Registered Shares (Switzerland)	1.9
Allianz SE, Registered Shares (Germany)	1.8
BHP Group PLC (United Kingdom)	1.7
Rio Tinto PLC (United Kingdom)	1.6
E.ON SE (Germany)	1.6
Novo Nordisk A/S, Class B (Denmark)	1.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	3.6
Consumer Discretionary	6.3
Consumer Staples	8.8
Energy	6.3
Financials	13.7
Health Care	15.3
Industrials	15.4
Information Technology	8.5
Materials	8.2
Real Estate	4.4
Utilities	9.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	6.0
Belgium	0.6
Denmark	2.6
Finland	1.5
France	10.2
Germany	9.6
Hong Kong	3.8
Italy	3.1
Japan	22.4
Jersey	0.1
Macau	0.1
Netherlands	4.3
Singapore	1.1
Spain	3.8
Sweden	3.3
Switzerland	10.2
United Kingdom	15.4
United States(a)	1.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

8	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – CenterSquare Real Estate Fund (Unaudited)
Investment objective
CTIVP® – CenterSquare Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Portfolio management
CenterSquare Investment Management LLC
Dean Frankel, CFA
Eric Rothman, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	18.32	10.92	4.80	7.96
Class 2	05/07/10	18.17	10.60	4.52	7.68
FTSE Nareit Equity REITs Index		17.78	11.21	7.92	11.08
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	9

Fund at a Glance   (continued)
CTIVP® – CenterSquare Real Estate Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	99.5
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
ProLogis, Inc.	5.7
Ventas, Inc.	5.6
Equinix, Inc.	5.1
AvalonBay Communities, Inc.	4.8
Simon Property Group, Inc.	4.1
Equity Residential	4.0
HCP, Inc.	3.3
VEREIT, Inc.	3.1
Sun Communities, Inc.	3.0
Public Storage	2.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Real Estate	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2019)
Real Estate
Diversified REITs	9.2
Health Care REITs	12.1
Hotel & Resort REITs	5.7
Industrial REITs	10.1
Office REITs	10.6
Residential REITs	20.0
Retail REITs	14.2
Specialized REITs	18.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

10	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – DFA International Value Fund (Unaudited)
Investment objective
CTIVP® – DFA International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dimensional Fund Advisors LP
Jed Fogdall
Mary Phillips, CFA
Bhanu Singh
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	8.89	-4.45	-0.09	3.32
Class 2	05/07/10	8.70	-4.70	-0.35	3.06
MSCI EAFE Value Index (Net)		9.58	-2.10	0.05	5.24
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2011 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 21 of 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	11

Fund at a Glance   (continued)
CTIVP® – DFA International Value Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Total SA (France)	3.6
Royal Dutch Shell PLC, ADR, Class B (United Kingdom)	2.2
Novartis AG, Registered Shares (Switzerland)	2.1
HSBC Holdings PLC, ADR (United Kingdom)	2.0
Daimler AG, Registered Shares (Germany)	2.0
Toyota Motor Corp. (Japan)	1.9
Australia & New Zealand Banking Group Ltd. (Australia)	1.8
Banco Santander SA (Spain)	1.8
BP PLC, ADR (United Kingdom)	1.7
Vodafone Group PLC (United Kingdom)	1.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	4.7
Consumer Discretionary	16.9
Consumer Staples	4.0
Energy	12.3
Financials	26.6
Health Care	4.5
Industrials	11.2
Information Technology	2.1
Materials	12.8
Real Estate	3.3
Utilities	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	6.6
Austria	0.1
Belgium	1.0
Denmark	2.1
Finland	0.8
France	11.1
Germany	8.8
Hong Kong	3.9
Ireland	0.6
Israel	0.3
Italy	2.0
Japan	24.2
Netherlands	3.7
New Zealand	0.3
Norway	0.8
Portugal	0.1
Singapore	1.3
Spain	2.4
Sweden	2.6
Switzerland	10.0
United Kingdom	17.0
United States(a)	0.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

12	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Investment objective
CTIVP® – Los Angeles Capital Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Los Angeles Capital Management and Equity Research, Inc.
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	20.24	11.35	11.63	13.40
Class 2	05/07/10	20.07	11.08	11.35	13.11
Russell 1000 Growth Index		21.49	11.56	13.39	15.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	13

Fund at a Glance   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
Microsoft Corp.	7.1
Apple, Inc.	6.7
Amazon.com, Inc.	5.3
Facebook, Inc., Class A	4.3
Visa, Inc., Class A	2.3
Alphabet, Inc., Class C	2.2
Alphabet, Inc., Class A	2.2
MasterCard, Inc., Class A	2.1
Home Depot, Inc. (The)	2.0
Adobe, Inc.	1.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	10.1
Consumer Discretionary	16.5
Consumer Staples	4.6
Financials	4.8
Health Care	11.7
Industrials	10.6
Information Technology	38.8
Materials	0.5
Real Estate	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – MFS® Value Fund (Unaudited)
Investment objective
CTIVP® – MFS® Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Nevin Chitkara
Steve Gorham
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	18.48	10.69	8.39	11.29
Class 2	05/07/10	18.33	10.40	8.12	11.02
Russell 1000 Value Index		16.24	8.46	7.46	11.67
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	15

Fund at a Glance   (continued)
CTIVP® – MFS® Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
JPMorgan Chase & Co.	4.5
Johnson & Johnson	3.5
Comcast Corp., Class A	2.9
Accenture PLC, Class A	2.8
Medtronic PLC	2.7
Pfizer, Inc.	2.4
Aon PLC	2.4
Citigroup, Inc.	2.3
Honeywell International, Inc.	2.2
Travelers Companies, Inc. (The)	2.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	4.0
Consumer Discretionary	1.3
Consumer Staples	8.7
Energy	3.9
Financials	29.2
Health Care	17.4
Industrials	17.2
Information Technology	9.3
Materials	3.3
Real Estate	0.4
Utilities	5.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

16	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – Morgan Stanley Advantage Fund (Unaudited)
Investment objective
CTIVP® – Morgan Stanley Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Morgan Stanley Investment Management Inc.
Dennis Lynch
Sam Chainani, CFA
Jason Yeung, CFA
Armistead Nash
David Cohen
Alexander Norton
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	27.24	16.08	14.53	14.89
Class 2	05/07/10	27.11	15.81	14.25	14.60
Russell 1000 Growth Index		21.49	11.56	13.39	15.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	17

Fund at a Glance   (continued)
CTIVP® – Morgan Stanley Advantage Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	97.3
Money Market Funds	2.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
Amazon.com, Inc.	7.5
Ecolab, Inc.	5.4
Walt Disney Co. (The)	5.2
Intuitive Surgical, Inc.	5.1
Twitter, Inc.	4.5
ServiceNow, Inc.	4.5
Workday, Inc., Class A	4.4
Constellation Software, Inc.	3.8
Adobe, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	17.1
Consumer Discretionary	16.8
Consumer Staples	2.7
Financials	3.2
Health Care	12.3
Industrials	13.9
Information Technology	27.1
Materials	6.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

18	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – T. Rowe Price Large Cap Value Fund (Unaudited)
Investment objective
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
Portfolio management
T. Rowe Price Associates, Inc.
Heather McPherson
Mark Finn, CFA, CPA
John Linehan, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	16.05	6.24	5.32	10.05
Class 2	05/07/10	15.90	5.96	5.06	9.77
Russell 1000 Value Index		16.24	8.46	7.46	11.67
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	19

Fund at a Glance   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	96.0
Convertible Preferred Stocks	2.1
Money Market Funds	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
JPMorgan Chase & Co.	3.4
Wells Fargo & Co.	3.4
Microsoft Corp.	3.4
Tyson Foods, Inc., Class A	2.7
Total SA, ADR	2.6
Pfizer, Inc.	2.6
American International Group, Inc.	2.4
Southern Co. (The)	2.3
Cisco Systems, Inc.	2.3
Medtronic PLC	2.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	5.7
Consumer Discretionary	2.5
Consumer Staples	9.4
Energy	9.7
Financials	23.4
Health Care	14.6
Industrials	11.2
Information Technology	11.3
Materials	3.5
Real Estate	1.8
Utilities	6.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

20	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – TCW Core Plus Bond Fund (Unaudited)
Investment objective
CTIVP® – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio management
TCW Investment Management Company LLC
Tad Rivelle
Laird Landmann
Stephen Kane, CFA
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.33	7.89	2.81	2.91
Class 2	05/07/10	6.20	7.66	2.56	2.66
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	21

Fund at a Glance   (continued)
CTIVP® – TCW Core Plus Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Non-Agency	5.8
Commercial Mortgage-Backed Securities - Agency	3.4
Commercial Mortgage-Backed Securities - Non-Agency	0.9
Common Stocks	0.0 (a)
Corporate Bonds & Notes	25.0
Foreign Government Obligations	1.2
Inflation-Indexed Bonds	1.5
Money Market Funds	5.0
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	25.8
Residential Mortgage-Backed Securities - Non-Agency	6.7
Senior Loans	0.7
Treasury Bills	1.6
U.S. Treasury Obligations	22.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	62.4
AA rating	2.3
A rating	8.2
BBB rating	19.0
BB rating	2.0
B rating	3.4
CCC rating	1.3
CC rating	0.8
Not rated	0.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

22	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – Wells Fargo Short Duration Government Fund (Unaudited)
Investment objective
CTIVP® – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Portfolio management
Wells Capital Management Incorporated
Thomas O’Connor, CFA
Maulik Bhansali, CFA
Jarad Vasquez
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.46	3.60	1.17	1.35
Class 2	05/07/10	2.32	3.36	0.92	1.10
Bloomberg Barclays U.S. 1-3 Year Government Bond Index		2.47	4.02	1.23	1.11
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	23

Fund at a Glance   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Non-Agency	13.7
Commercial Mortgage-Backed Securities - Agency	0.2
Commercial Mortgage-Backed Securities - Non-Agency	0.7
Money Market Funds	1.1
Residential Mortgage-Backed Securities - Agency	42.4
Residential Mortgage-Backed Securities - Non-Agency	4.4
U.S. Government & Agency Obligations	1.5
U.S. Treasury Obligations	36.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and all other investments in derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

24	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – Westfield Mid Cap Growth Fund (Unaudited)
Investment objective
CTIVP® – Westfield Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Westfield Capital Management Company, L.P.
William Muggia
Richard Lee, CFA
Ethan Meyers, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	27.78	13.99	10.03	12.31
Class 2	05/07/10	27.61	13.69	9.74	12.02
Russell Midcap Growth Index		26.08	13.94	11.10	14.45
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	25

Fund at a Glance   (continued)
CTIVP® – Westfield Mid Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
TransDigm Group, Inc.	3.4
Worldpay, Inc., Class A	3.0
Teledyne Technologies, Inc.	2.9
Hilton Worldwide Holdings, Inc.	2.8
Ulta Beauty, Inc.	2.7
ServiceNow, Inc.	2.5
TransUnion	2.4
SS&C Technologies Holdings, Inc.	2.2
Cooper Companies, Inc. (The)	2.2
SBA Communications Corp.	2.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Consumer Discretionary	14.7
Energy	4.3
Financials	5.3
Health Care	14.2
Industrials	21.2
Information Technology	34.8
Materials	3.3
Real Estate	2.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

26	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – William Blair International Leaders Fund (Unaudited)
Investment objective
CTIVP® – William Blair International Leaders Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
William Blair Investment Management, LLC
Simon Fennell
Kenneth McAtamney
Effective May 20, 2019, OppenheimerFunds, Inc. no longer serves as the subadviser to the Fund, and William Blair Investment Management, LLC assumed day-to-day management of the Fund’s portfolio.
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	16.19	-2.82	1.23	5.95
Class 2	05/07/10	15.94	-3.07	0.98	5.68
MSCI EAFE Growth Index (Net)		18.47	4.24	4.39	7.85
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	27

Fund at a Glance   (continued)
CTIVP® – William Blair International Leaders Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2019)
AIA Group Ltd. (Hong Kong)	3.4
Alibaba Group Holding Ltd., ADR (China)	2.8
LVMH Moet Hennessy Louis Vuitton SE (France)	2.8
Canadian National Railway Co. (Canada)	2.7
Keyence Corp. (Japan)	2.6
Airbus Group SE (France)	2.5
Safran SA (France)	2.5
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2.4
SAP SE (Germany)	2.4
Lonza Group AG, Registered Shares (Switzerland)	2.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	5.2
Consumer Discretionary	13.1
Consumer Staples	4.7
Energy	3.1
Financials	17.8
Health Care	8.9
Industrials	23.5
Information Technology	19.0
Materials	1.5
Real Estate	1.5
Utilities	1.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	5.2
Canada	9.4
China	8.6
Denmark	4.2
Finland	0.5
France	9.5
Germany	4.9
Hong Kong	4.6
India	1.6
Ireland	1.8
Israel	1.6
Italy	0.6
Japan	8.1
Luxembourg	0.8
Netherlands	4.9
South Africa	0.8
Spain	3.9
Sweden	3.4
Switzerland	7.5
Taiwan	2.4
United Kingdom	13.8
United States(a)	1.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

28	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Columbia Wanger International Equities Fund (Unaudited)
Investment objective
Variable Portfolio – Columbia Wanger International Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Columbia Wanger Asset Management, LLC
Louis Mendes, CFA
Tae Han (Simon) Kim, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	16.85	-2.26	2.58	7.38
Class 2	05/07/10	16.61	-2.50	2.35	7.14
MSCI ACWI ex USA Small Cap Growth Index (Net)		13.59	-6.37	3.53	7.23
MSCI ACWI ex USA Small Cap Index (Net)		11.60	-5.94	2.77	6.85
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap securities exhibiting overall growth style characteristics across 22 of 23 Developing Market countries (excluding the US) and 24 Emerging Markets countries.
The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 Developed Market countries (excluding the United States) and 23 Emerging Markets countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI ex USA Small Cap Growth Index (Net) and the MSCI ACWI ex USA Small Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	29

Fund at a Glance   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2019)
Nemetschek SE (Germany)	2.4
SimCorp AS (Denmark)	2.3
Sweco AB, Class B (Sweden)	1.9
Rightmove PLC (United Kingdom)	1.8
Kindred Group PLC (Malta)	1.8
Dechra Pharmaceuticals PLC (United Kingdom)	1.6
Akka Technologies (France)	1.6
Intermediate Capital Group PLC (United Kingdom)	1.5
Mapletree Commercial Trust (Singapore)	1.5
Industria Macchine Automatiche SpA (Italy)	1.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	7.1
Consumer Discretionary	12.8
Consumer Staples	5.2
Energy	1.4
Financials	12.1
Health Care	8.0
Industrials	24.5
Information Technology	16.6
Materials	6.9
Real Estate	5.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	5.6
Belgium	0.7
Brazil	1.8
Cambodia	1.0
Canada	4.8
China	0.4
Cyprus	0.2
Denmark	2.2
France	2.0
Germany	6.0
Hong Kong	2.3
India	2.6
Indonesia	0.9
Ireland	1.2
Italy	4.1
Japan	20.0
Malta	1.7
Mexico	1.0
Netherlands	1.6
New Zealand	0.7
Norway	0.5
Poland	1.2
Russian Federation	0.9
Singapore	1.4
South Africa	1.0
South Korea	3.3
Spain	0.5
Sweden	4.5
Switzerland	3.2
Taiwan	5.1
Thailand	0.8
Turkey	0.3
United Kingdom	12.5
United States(a)	4.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

30	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio management
J.P. Morgan Investment Management Inc.
Richard Figuly
Barbara Miller
Justin Rucker
Wells Capital Management Incorporated
Thomas O’Connor, CFA
Maulik Bhansali, CFA
Jarad Vasquez
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.17	7.81	2.94	3.44
Class 2	05/07/10	6.04	7.48	2.68	3.17
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	31

Fund at a Glance   (continued)
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Non-Agency	10.4
Commercial Mortgage-Backed Securities - Agency	7.5
Commercial Mortgage-Backed Securities - Non-Agency	3.0
Corporate Bonds & Notes	22.8
Foreign Government Obligations	0.9
Inflation-Indexed Bonds	0.1
Money Market Funds	1.7
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	24.1
Residential Mortgage-Backed Securities - Non-Agency	2.1
U.S. Government & Agency Obligations	1.6
U.S. Treasury Obligations	25.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	68.8
AA rating	3.4
A rating	11.5
BBB rating	13.3
BB rating	0.4
B rating	0.4
CCC rating	0.0 (a)
CC rating	0.0 (a)
C rating	0.0 (a)
Not rated	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

32	Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Scout Investments, Inc.*
James McBride, CFA
Timothy Miller, CFA
Wells Capital Management Incorporated
Joseph Eberhardy, CFA, CPA
Thomas Ognar, CFA
*Effective May 20, 2019, Scout Investments, Inc. assumed day-to-day management of a portion of the Fund’s portfolio.
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	17.63	-0.49	6.56	10.35
Class 2	05/07/10	17.48	-0.74	6.28	10.07
Russell 2000 Growth Index		20.36	-0.49	8.63	13.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 1, 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio Funds | Semiannual Report 2019	33

Fund at a Glance   (continued)
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
LendingTree, Inc.	1.6
Envestnet, Inc.	1.5
Insperity, Inc.	1.3
Rexnord Corp.	1.1
ASGN, Inc.	1.1
Semtech Corp.	1.0
InterXion Holding NV	1.0
Performance Food Group Co.	1.0
j2 Global, Inc.	1.0
Amedisys, Inc.	1.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	1.4
Consumer Discretionary	13.2
Consumer Staples	3.0
Energy	1.4
Financials	7.6
Health Care	26.1
Industrials	17.3
Information Technology	25.6
Materials	2.5
Real Estate	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

34	Variable Portfolio Funds | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – U.S. Equities Fund
Class 1	1,000.00	1,000.00	1,156.70	1,020.30	4.55	4.26	0.86
Class 2	1,000.00	1,000.00	1,154.90	1,019.08	5.87	5.50	1.11
CTIVP® – American Century Diversified Bond Fund
Class 1	1,000.00	1,000.00	1,073.40	1,022.07	2.54	2.48	0.50
Class 2	1,000.00	1,000.00	1,071.00	1,020.84	3.81	3.72	0.75
CTIVP® – AQR International Core Equity Fund
Class 1	1,000.00	1,000.00	1,130.30	1,020.65	4.13	3.91	0.79
Class 2	1,000.00	1,000.00	1,129.00	1,019.42	5.43	5.15	1.04
CTIVP® – CenterSquare Real Estate Fund
Class 1	1,000.00	1,000.00	1,183.20	1,020.74	4.12	3.82	0.77
Class 2	1,000.00	1,000.00	1,181.70	1,019.52	5.46	5.05	1.02
CTIVP® – DFA International Value Fund
Class 1	1,000.00	1,000.00	1,088.90	1,020.20	4.51	4.36	0.88
Class 2	1,000.00	1,000.00	1,087.00	1,018.98	5.78	5.59	1.13
Variable Portfolio Funds | Semiannual Report 2019	35

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP® – Los Angeles Capital Large Cap Growth Fund
Class 1	1,000.00	1,000.00	1,202.40	1,021.14	3.73	3.42	0.69
Class 2	1,000.00	1,000.00	1,200.70	1,019.91	5.07	4.66	0.94
CTIVP® – MFS® Value Fund
Class 1	1,000.00	1,000.00	1,184.80	1,021.09	3.75	3.47	0.70
Class 2	1,000.00	1,000.00	1,183.30	1,019.86	5.09	4.71	0.95
CTIVP® – Morgan Stanley Advantage Fund
Class 1	1,000.00	1,000.00	1,272.40	1,021.28	3.68	3.27	0.66
Class 2	1,000.00	1,000.00	1,271.10	1,020.06	5.07	4.51	0.91
CTIVP® – T. Rowe Price Large Cap Value Fund
Class 1	1,000.00	1,000.00	1,160.50	1,021.09	3.71	3.47	0.70
Class 2	1,000.00	1,000.00	1,159.00	1,019.86	5.03	4.71	0.95
CTIVP® – TCW Core Plus Bond Fund
Class 1	1,000.00	1,000.00	1,063.30	1,022.12	2.48	2.43	0.49
Class 2	1,000.00	1,000.00	1,062.00	1,020.89	3.74	3.67	0.74
CTIVP® – Wells Fargo Short Duration Government Fund
Class 1	1,000.00	1,000.00	1,024.60	1,022.41	2.13	2.13	0.43
Class 2	1,000.00	1,000.00	1,023.20	1,021.19	3.37	3.37	0.68
CTIVP® – Westfield Mid Cap Growth Fund
Class 1	1,000.00	1,000.00	1,277.80	1,020.45	4.64	4.11	0.83
Class 2	1,000.00	1,000.00	1,276.10	1,019.22	6.03	5.35	1.08
CTIVP® – William Blair International Leaders Fund
Class 1	1,000.00	1,000.00	1,161.90	1,020.01	4.88	4.56	0.92
Class 2	1,000.00	1,000.00	1,159.40	1,018.78	6.20	5.79	1.17
Variable Portfolio – Columbia Wanger International Equities Fund
Class 1	1,000.00	1,000.00	1,168.50	1,019.22	5.74	5.35	1.08
Class 2	1,000.00	1,000.00	1,166.10	1,018.00	7.06	6.58	1.33
Variable Portfolio – Partners Core Bond Fund
Class 1	1,000.00	1,000.00	1,061.70	1,022.17	2.43	2.38	0.48
Class 2	1,000.00	1,000.00	1,060.40	1,020.94	3.69	3.62	0.73
Variable Portfolio – Partners Small Cap Growth Fund
Class 1	1,000.00	1,000.00	1,176.30	1,020.30	4.59	4.26	0.86
Class 2	1,000.00	1,000.00	1,174.80	1,019.08	5.92	5.50	1.11
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for CTIVP® – DFA International Value Fund, CTIVP® – William Blair International Leaders Fund, Variable Portfolio – Columbia Wanger International Equities Fund and Variable Portfolio – Partners Small Cap Growth Fund, account value at the end of the period would have been reduced.
36	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 2.5%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	170,000	1,926,100
Entertainment 0.5%
Glu Mobile, Inc.(a)	374,800	2,691,064
Take-Two Interactive Software, Inc.(a)	21,500	2,440,895
Total		5,131,959
Interactive Media & Services 0.4%
Care.com, Inc.(a)	100,300	1,101,294
Meet Group, Inc. (The)(a)	698,200	2,429,736
Total		3,531,030
Media 1.1%
Entravision Communications Corp., Class A	330,200	1,030,224
EW Scripps Co. (The), Class A	31,400	480,106
Gray Television, Inc.(a)	69,200	1,134,188
MSG Networks, Inc., Class A(a)	103,100	2,138,294
National CineMedia, Inc.	326,300	2,140,528
Nexstar Media Group, Inc., Class A	29,800	3,009,800
TEGNA, Inc.	31,400	475,710
Total		10,408,850
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	69,000	2,657,880
Total Communication Services		23,655,819
Consumer Discretionary 12.7%
Auto Components 0.9%
Dana, Inc.	48,100	959,114
Dorman Products, Inc.(a)	49,751	4,335,302
LCI Industries	18,537	1,668,330
Modine Manufacturing Co.(a)	49,500	708,345
Visteon Corp.(a)	19,540	1,144,653
Total		8,815,744
Distributors 0.4%
Core-Mark Holding Co., Inc.	57,600	2,287,872
Funko, Inc., Class A(a)	77,400	1,874,628
Total		4,162,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	52,707	2,374,450
Grand Canyon Education, Inc.(a)	20,000	2,340,400
K12, Inc.(a)	47,700	1,450,557
Total		6,165,407
Hotels, Restaurants & Leisure 4.1%
Bloomin’ Brands, Inc.	73,000	1,380,430
Boyd Gaming Corp.	13,100	352,914
Brinker International, Inc.	72,100	2,837,135
Choice Hotels International, Inc.	16,150	1,405,211
Churchill Downs, Inc.	22,123	2,545,694
Dave & Buster’s Entertainment, Inc.	121,219	4,905,733
Dine Brands Global, Inc.	63,600	6,071,892
Everi Holdings, Inc.(a)	266,500	3,179,345
Extended Stay America, Inc.	217,779	3,678,287
Penn National Gaming, Inc.(a)	88,700	1,708,362
Planet Fitness, Inc., Class A(a)	16,890	1,223,512
Red Rock Resorts, Inc., Class A	103,954	2,232,932
SeaWorld Entertainment, Inc.(a)	109,400	3,391,400
Wendy’s Co. (The)	90,586	1,773,674
Wingstop, Inc.	22,791	2,159,447
Total		38,845,968
Household Durables 1.6%
Cavco Industries, Inc.(a)	7,724	1,216,839
D.R. Horton, Inc.	55,000	2,372,150
Ethan Allen Interiors, Inc.	26,100	549,666
Helen of Troy Ltd.(a)	16,612	2,169,361
iRobot Corp.(a)	25,256	2,314,460
KB Home	50,000	1,286,500
M/I Homes, Inc.(a)	19,200	547,968
Skyline Champion Corp.(a)	78,223	2,141,746
Taylor Morrison Home Corp., Class A(a)	36,300	760,848
TopBuild Corp.(a)	14,703	1,216,820
Zagg, Inc.(a)	146,200	1,017,552
Total		15,593,910
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.1%
Stamps.com, Inc.(a)	25,300	1,145,331
Leisure Products 1.3%
Brunswick Corp.	36,715	1,684,851
Johnson Outdoors, Inc., Class A	20,354	1,517,798
Malibu Boats, Inc., Class A(a)	71,900	2,793,315
MasterCraft Boat Holdings, Inc.(a)	181,605	3,557,642
Sturm Ruger & Co., Inc.	53,700	2,925,576
Total		12,479,182
Specialty Retail 2.5%
Aaron’s, Inc.	41,000	2,517,810
American Eagle Outfitters, Inc.	72,000	1,216,800
Bed Bath & Beyond, Inc.	172,600	2,005,612
Boot Barn Holdings, Inc.(a)	52,834	1,883,004
Children’s Place, Inc. (The)	20,500	1,955,290
Foot Locker, Inc.	37,000	1,551,040
Genesco, Inc.(a)	81,000	3,425,490
Lithia Motors, Inc., Class A	20,600	2,446,868
Office Depot, Inc.	987,800	2,034,868
Rent-A-Center, Inc.(a)	97,820	2,604,947
Shoe Carnival, Inc.	66,600	1,838,160
Total		23,479,889
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	13,700	270,575
Deckers Outdoor Corp.(a)	20,100	3,536,997
Fossil Group, Inc.(a)	179,300	2,061,950
G-III Apparel Group Ltd.(a)	8,800	258,896
Levi Strauss & Co., Class A(a)	128,000	2,672,640
Movado Group, Inc.	48,100	1,298,700
Vera Bradley, Inc.(a)	34,700	416,400
Total		10,516,158
Total Consumer Discretionary		121,204,089
Consumer Staples 3.5%
Beverages 0.1%
Cott Corp.	104,000	1,388,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	148,606	3,923,198
Ingles Markets, Inc., Class A	47,000	1,463,110
SpartanNash Co.	176,000	2,053,920
Total		7,440,228
Food Products 0.9%
Calavo Growers, Inc.	15,484	1,497,922
John B. Sanfilippo & Son, Inc.	30,100	2,398,669
Post Holdings, Inc.(a)	19,000	1,975,430
TreeHouse Foods, Inc.(a)	43,500	2,353,350
Total		8,225,371
Household Products 0.5%
Central Garden & Pet Co.(a)	72,535	1,954,818
WD-40 Co.	20,637	3,282,109
Total		5,236,927
Personal Products 1.0%
Edgewell Personal Care Co.(a)	55,400	1,493,030
Inter Parfums, Inc.	35,262	2,344,571
Medifast, Inc.	23,900	3,066,370
Usana Health Sciences, Inc.(a)	34,870	2,769,724
Total		9,673,695
Tobacco 0.2%
Universal Corp.	21,400	1,300,478
Vector Group Ltd.	57,500	560,625
Total		1,861,103
Total Consumer Staples		33,825,724
Energy 3.6%
Energy Equipment & Services 1.6%
C&J Energy Services, Inc.(a)	78,700	927,086
Cactus, Inc., Class A(a)	61,900	2,050,128
Core Laboratories NV	26,944	1,408,632
Helmerich & Payne, Inc.	30,500	1,543,910
Keane Group, Inc.(a)	270,600	1,818,432
Liberty Oilfield Services, Inc., Class A	56,700	917,406
Mammoth Energy Services, Inc.	20,200	138,976
Matrix Service Co.(a)	144,500	2,927,570
Nabors Industries Ltd.	128,700	373,230

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson-UTI Energy, Inc.	105,000	1,208,550
TechnipFMC PLC	65,000	1,686,100
Total		15,000,020
Oil, Gas & Consumable Fuels 2.0%
Arch Coal, Inc.	26,000	2,449,460
California Resources Corp.(a)	118,800	2,337,984
Callon Petroleum Co.(a)	222,376	1,465,458
CVR Energy, Inc.	67,000	3,349,330
Delek U.S. Holdings, Inc.	112,700	4,566,604
Denbury Resources, Inc.(a)	425,900	528,116
Renewable Energy Group, Inc.(a)	22,800	361,608
REX American Resources Corp.(a)	10,843	790,455
Southwestern Energy Co.(a)	290,600	918,296
W&T Offshore, Inc.(a)	45,500	225,680
World Fuel Services Corp.	23,100	830,676
WPX Energy, Inc.(a)	165,000	1,899,150
Total		19,722,817
Total Energy		34,722,837
Financials 16.2%
Banks 7.4%
Bancorp, Inc. (The)(a)	311,200	2,775,904
Bank of NT Butterfield & Son Ltd. (The)	100,706	3,419,976
Banner Corp.	13,100	709,365
Brookline Bancorp, Inc.	26,200	402,956
Cadence BanCorp	69,700	1,449,760
Cathay General Bancorp	96,700	3,472,497
Chemical Financial Corp.	48,500	1,993,835
Customers Bancorp, Inc.(a)	130,810	2,747,010
East West Bancorp, Inc.	52,000	2,432,040
Enterprise Financial Services Corp.	62,300	2,591,680
First BanCorp	313,100	3,456,624
First Busey Corp.	74,159	1,958,539
Great Southern Bancorp, Inc.	39,695	2,375,746
Hancock Whitney Corp.	110,100	4,410,606
Hope Bancorp, Inc.	224,400	3,092,232
Huntington Bancshares, Inc.	170,000	2,349,400
Iberiabank Corp.	49,700	3,769,745
International Bancshares Corp.	77,565	2,924,976
Lakeland Financial Corp.	35,327	1,654,363
Common Stocks (continued)
Issuer	Shares	Value ($)
Metropolitan Bank Holding Corp.(a)	8,600	378,400
OFG Bancorp	152,700	3,629,679
Popular, Inc.	57,000	3,091,680
Preferred Bank	58,900	2,783,025
Prosperity Bancshares, Inc.	37,500	2,476,875
TCF Financial Corp.	100,000	2,079,000
Trico Bancshares	34,047	1,286,977
United Community Banks, Inc.	71,700	2,047,752
Western Alliance Bancorp(a)	49,000	2,191,280
Zions Bancorp	59,000	2,712,820
Total		70,664,742
Capital Markets 2.2%
Ares Management Corp., Class A	77,615	2,031,184
Cohen & Steers, Inc.	21,600	1,111,104
E*TRADE Financial Corp.	38,000	1,694,800
Federated Investors, Inc., Class B	114,400	3,718,000
Greenhill & Co., Inc.	50,700	689,013
Hamilton Lane, Inc., Class A	32,977	1,881,668
Houlihan Lokey, Inc.	94,953	4,228,257
Moelis & Co., ADR, Class A	38,000	1,328,100
Virtu Financial, Inc. Class A	72,000	1,568,160
Waddell & Reed Financial, Inc., Class A	160,300	2,672,201
Total		20,922,487
Consumer Finance 1.1%
Enova International, Inc.(a)	126,000	2,904,300
FirstCash, Inc.	25,614	2,561,912
Nelnet, Inc., Class A	53,865	3,189,886
SLM Corp.	165,000	1,603,800
Total		10,259,898
Insurance 1.5%
American Equity Investment Life Holding Co.	130,000	3,530,800
Employers Holdings, Inc.	73,200	3,094,164
Genworth Financial, Inc., Class A(a)	326,700	1,212,057
MBIA, Inc.(a)	175,000	1,629,250
Palomar Holdings, Inc.(a)	80,526	1,935,845
Selective Insurance Group, Inc.	8,400	629,076
Universal Insurance Holdings, Inc.	93,748	2,615,569
Total		14,646,761

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Ellington Financial, Inc.	40,700	731,379
New Residential Investment Corp.	95,000	1,462,050
New York Mortgage Trust, Inc.	238,300	1,477,460
PennyMac Mortgage Investment Trust	131,500	2,870,645
Starwood Property Trust, Inc.	50,000	1,136,000
Western Asset Mortgage Capital Corp.	170,300	1,699,594
Total		9,377,128
Thrifts & Mortgage Finance 3.0%
Axos Financial, Inc.(a)	62,000	1,689,500
Essent Group Ltd.(a)	83,300	3,914,267
Federal Agricultural Mortgage Corp.	40,500	2,942,730
Flagstar Bancorp, Inc.	57,000	1,888,980
Merchants Bancorp	178,075	3,032,617
MGIC Investment Corp.(a)	290,651	3,819,154
NMI Holdings, Inc., Class A(a)	104,800	2,975,272
OceanFirst Financial Corp.	46,772	1,162,284
Radian Group, Inc.	180,200	4,117,570
Walker & Dunlop, Inc.	59,292	3,154,928
Total		28,697,302
Total Financials		154,568,318
Health Care 16.4%
Biotechnology 6.0%
ACADIA Pharmaceuticals, Inc.(a)	48,110	1,285,980
Agios Pharmaceuticals, Inc.(a)	40,130	2,001,684
Alder Biopharmaceuticals, Inc.(a)	145,304	1,710,228
Amicus Therapeutics, Inc.(a)	166,962	2,083,686
Apellis Pharmaceuticals, Inc.(a)	43,590	1,104,571
Arena Pharmaceuticals, Inc.(a)	27,210	1,595,322
ArQule, Inc.(a)	48,940	538,829
Array BioPharma, Inc.(a)	82,930	3,842,147
Atara Biotherapeutics, Inc.(a)	50,220	1,009,924
bluebird bio, Inc.(a)	11,850	1,507,320
Blueprint Medicines Corp.(a)	22,590	2,130,915
Clovis Oncology, Inc.(a)	34,625	514,874
Dynavax Technologies Corp.(a)	96,415	384,696
Enanta Pharmaceuticals, Inc.(a)	26,305	2,219,616
Fate Therapeutics, Inc.(a)	32,686	663,526
Common Stocks (continued)
Issuer	Shares	Value ($)
FibroGen, Inc.(a)	19,960	901,793
Genomic Health, Inc.(a)	31,279	1,819,499
Gossamer Bio, Inc.(a)	47,918	1,062,821
Immunomedics, Inc.(a)	355,117	4,925,473
Insmed, Inc.(a)	83,227	2,130,611
Intercept Pharmaceuticals, Inc.(a)	17,500	1,392,475
Kiniksa Pharmaceuticals Ltd., Class A(a)	145,383	1,968,486
MacroGenics, Inc.(a)	129,283	2,193,933
Medicines Co. (The)(a)	41,820	1,525,175
Mirati Therapeutics, Inc.(a)	20,550	2,116,650
Precision BioSciences, Inc.(a)	89,899	1,191,162
Rubius Therapeutics, Inc.(a)	70,980	1,116,515
Sage Therapeutics, Inc.(a)	10,425	1,908,713
Sarepta Therapeutics, Inc.(a)	13,210	2,007,260
TCR2 Therapeutics, Inc.(a)	89,110	1,275,164
Turning Point Therapeutics, Inc.(a)	29,208	1,188,766
Ultragenyx Pharmaceutical, Inc.(a)	54,687	3,472,624
uniQure NV(a)	26,950	2,106,143
Total		56,896,581
Health Care Equipment & Supplies 4.1%
Atrion Corp.	3,296	2,810,631
AxoGen, Inc.(a)	99,261	1,965,368
CryoLife, Inc.(a)	37,300	1,116,389
Integer Holdings Corp.(a)	42,700	3,583,384
iRhythm Technologies, Inc.(a)	28,331	2,240,416
Lantheus Holdings, Inc.(a)	108,900	3,081,870
LivaNova PLC(a)	14,500	1,043,420
Meridian Bioscience, Inc.	230,000	2,732,400
Merit Medical Systems, Inc.(a)	32,500	1,935,700
Natus Medical, Inc.(a)	17,100	439,299
Orthofix Medical, Inc.(a)	49,564	2,620,944
Penumbra, Inc.(a)	15,237	2,437,920
Quidel Corp.(a)	53,800	3,191,416
SI-BONE, Inc.(a)	101,500	2,064,510
SurModics, Inc.(a)	15,500	669,135
Tactile Systems Technology, Inc.(a)	44,739	2,546,544
Teleflex, Inc.	6,900	2,284,935
Varex Imaging Corp.(a)	88,600	2,715,590
Total		39,479,871

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.1%
Amedisys, Inc.(a)	4,600	558,486
Chemed Corp.	12,305	4,440,136
Corvel Corp.(a)	23,900	2,079,539
Ensign Group, Inc. (The)	65,200	3,711,184
Hanger, Inc.(a)	64,459	1,234,390
HealthEquity, Inc.(a)	49,557	3,241,028
LHC Group, Inc.(a)	21,700	2,594,886
Magellan Health, Inc.(a)	7,400	549,302
National Research Corp., Class A	59,313	3,415,836
Patterson Companies, Inc.	137,300	3,144,170
Tenet Healthcare Corp.(a)	62,300	1,287,118
Tivity Health, Inc.(a)	78,942	1,297,806
Triple-S Management Corp., Class B(a)	74,500	1,776,825
Total		29,330,706
Life Sciences Tools & Services 1.0%
Medpace Holdings, Inc.(a)	55,300	3,617,726
NanoString Technologies, Inc.(a)	60,046	1,822,396
Syneos Health, Inc.(a)	76,200	3,893,058
Total		9,333,180
Pharmaceuticals 2.2%
Aerie Pharmaceuticals, Inc.(a)	45,300	1,338,615
ANI Pharmaceuticals, Inc.(a)	41,000	3,370,200
Endo International PLC(a)	313,300	1,290,796
GW Pharmaceuticals PLC, ADR(a)	16,912	2,915,460
Horizon Therapeutics PLC(a)	112,360	2,703,382
Odonate Therapeutics, Inc.(a)	56,400	2,069,316
Optinose, Inc.(a)	202,840	1,436,107
Reata Pharmaceuticals, Inc., Class A(a)	31,095	2,933,813
Supernus Pharmaceuticals, Inc.(a)	37,835	1,251,960
Theravance Biopharma, Inc.(a)	89,629	1,463,641
Total		20,773,290
Total Health Care		155,813,628
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.0%
Aerospace & Defense 0.6%
BWX Technologies, Inc.	60,891	3,172,421
Curtiss-Wright Corp.	15,500	1,970,515
National Presto Industries, Inc.	3,700	345,173
Total		5,488,109
Air Freight & Logistics 0.1%
Echo Global Logistics, Inc.(a)	22,900	477,923
Airlines 0.2%
Skywest, Inc.	37,000	2,244,790
Building Products 2.0%
Advanced Drainage Systems, Inc.	103,000	3,377,370
American Woodmark Corp.(a)	20,300	1,717,786
Armstrong World Industries, Inc.	29,000	2,818,800
Builders FirstSource, Inc.(a)	199,300	3,360,198
Continental Building Product(a)	103,640	2,753,715
CSW Industrials, Inc.	17,900	1,219,885
Gibraltar Industries, Inc.(a)	13,700	552,932
Masonite International Corp.(a)	22,100	1,164,228
Quanex Building Products Corp.	125,800	2,376,362
Total		19,341,276
Commercial Services & Supplies 1.6%
Brink’s Co. (The)	18,877	1,532,435
Deluxe Corp.	33,800	1,374,308
Ennis, Inc.	67,500	1,385,100
Herman Miller, Inc.	59,500	2,659,650
HNI Corp.	75,700	2,678,266
Knoll, Inc.	81,502	1,872,916
SP Plus Corp.(a)	25,400	811,022
Unifirst Corp.	15,177	2,861,927
Total		15,175,624
Construction & Engineering 1.4%
Comfort Systems U.S.A., Inc.	50,362	2,567,958
EMCOR Group, Inc.	28,200	2,484,420
Granite Construction, Inc.	49,000	2,360,820
Great Lakes Dredge & Dock Corp.(a)	291,810	3,221,583
MasTec, Inc.(a)	44,000	2,267,320
Total		12,902,101

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.7%
Atkore International Group, Inc.(a)	200,122	5,177,156
GrafTech International Ltd.	149,000	1,713,500
Total		6,890,656
Machinery 3.3%
Barnes Group, Inc.	29,400	1,656,396
EnPro Industries, Inc.	45,100	2,879,184
Federal Signal Corp.	127,900	3,421,325
Franklin Electric Co., Inc.	14,800	703,000
Gardner Denver Holdings, Inc.(a)	48,000	1,660,800
Gorman-Rupp Co.	17,900	587,657
Hillenbrand, Inc.	81,000	3,205,170
ITT, Inc.	53,433	3,498,793
Kennametal, Inc.	30,000	1,109,700
Milacron Holdings Corp.(a)	110,800	1,529,040
Navistar International Corp.(a)	52,000	1,791,400
Oshkosh Corp.	30,500	2,546,445
Rexnord Corp.(a)	130,100	3,931,622
Wabash National Corp.	184,100	2,995,307
Total		31,515,839
Professional Services 1.8%
Barrett Business Services, Inc.	5,100	421,260
Exponent, Inc.	38,695	2,265,205
Heidrick & Struggles International, Inc.	86,400	2,589,408
ICF International, Inc.	26,582	1,935,170
Insperity, Inc.	3,200	390,848
Kforce, Inc.	85,800	3,010,722
Korn/Ferry International	94,700	3,794,629
TriNet Group, Inc.(a)	38,200	2,589,960
Total		16,997,202
Road & Rail 0.7%
ArcBest Corp.	51,080	1,435,859
Hertz Global Holdings, Inc.(a)	66,000	1,053,360
Saia, Inc.(a)	49,171	3,179,888
YRC Worldwide, Inc.(a)	330,100	1,330,303
Total		6,999,410
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.6%
Air Lease Corp.	58,206	2,406,236
Applied Industrial Technologies, Inc.	53,585	3,297,085
BMC Stock Holdings, Inc.(a)	141,200	2,993,440
Kaman Corp.	52,500	3,343,725
SiteOne Landscape Supply, Inc.(a)	24,028	1,665,140
Triton International Ltd.	40,000	1,310,400
Total		15,016,026
Total Industrials		133,048,956
Information Technology 13.9%
Communications Equipment 1.1%
Acacia Communications, Inc.(a)	35,500	1,674,180
ADTRAN, Inc.	131,200	2,000,800
Ciena Corp.(a)	44,000	1,809,720
Extreme Networks, Inc.(a)	232,100	1,501,687
Lumentum Holdings, Inc.(a)	37,000	1,976,170
Viavi Solutions, Inc.(a)	125,000	1,661,250
Total		10,623,807
Electronic Equipment, Instruments & Components 2.6%
AVX Corp.	80,900	1,342,940
Badger Meter, Inc.	36,300	2,166,747
Belden, Inc.	13,300	792,281
Benchmark Electronics, Inc.	13,900	349,168
ePlus, Inc.(a)	23,199	1,599,339
Fabrinet (a)	65,900	3,273,253
Insight Enterprises, Inc.(a)	55,500	3,230,100
Novanta, Inc.(a)	22,800	2,150,040
PC Connection, Inc.	74,100	2,592,018
Rogers Corp.(a)	10,193	1,759,108
SYNNEX Corp.	24,500	2,410,800
Tech Data Corp.(a)	27,600	2,886,960
Total		24,552,754
IT Services 2.4%
Booz Allen Hamilton Holdings Corp.	42,000	2,780,820
Cardtronics PLC, Class A(a)	95,700	2,614,524
Cass Information Systems, Inc.	8,260	400,445
Endava PLC, ADR(a)	56,631	2,278,831
EVERTEC, Inc.	110,200	3,603,540

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hackett Group	105,733	1,775,257
KBR, Inc.	37,900	945,226
MAXIMUS, Inc.	28,000	2,031,120
Pagseguro Digital Ltd., Class A(a)	35,000	1,363,950
Science Applications International Corp.	25,288	2,188,929
TTEC Holdings, Inc.	64,300	2,995,737
Total		22,978,379
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.(a)	45,259	2,546,724
Amkor Technology, Inc.(a)	386,370	2,882,320
Cirrus Logic, Inc.(a)	80,600	3,522,220
Cree, Inc.(a)	17,800	1,000,004
Cypress Semiconductor Corp.	115,000	2,557,600
Diodes, Inc.(a)	85,925	3,125,092
Inphi Corp.(a)	33,495	1,678,100
Kulicke & Soffa Industries, Inc.	65,000	1,465,750
MACOM Technology Solutions Holdings, Inc.(a)	72,000	1,089,360
Marvell Technology Group Ltd.	103,000	2,458,610
MKS Instruments, Inc.	18,814	1,465,422
Rudolph Technologies, Inc.(a)	59,012	1,630,502
Semtech Corp.(a)	54,837	2,634,918
Synaptics, Inc.(a)	86,800	2,529,352
Total		30,585,974
Software 4.4%
Alteryx, Inc., Class A(a)	21,728	2,370,959
Avaya Holdings Corp.(a)	111,000	1,322,010
Blackline, Inc.(a)	32,124	1,718,955
Bottomline Technologies de, Inc.(a)	18,000	796,320
CommVault Systems, Inc.(a)	56,400	2,798,568
CyberArk Software Ltd.(a)	20,822	2,661,884
HubSpot, Inc.(a)	7,500	1,278,900
j2 Global, Inc.	63,836	5,674,382
Manhattan Associates, Inc.(a)	66,402	4,603,651
Mimecast Ltd.(a)	44,394	2,073,644
Paylocity Holding Corp.(a)	12,700	1,191,514
Progress Software Corp.	79,300	3,459,066
Q2 Holdings, Inc.(a)	22,186	1,694,123
Qualys, Inc.(a)	45,444	3,957,264
SPS Commerce, Inc.(a)	26,300	2,688,123
Common Stocks (continued)
Issuer	Shares	Value ($)
Tenable Holdings, Inc.(a)	31,200	890,448
TiVo Corp.	306,600	2,259,642
Total		41,439,453
Technology Hardware, Storage & Peripherals 0.2%
Immersion Corp.(a)	245,900	1,871,299
Total Information Technology		132,051,666
Materials 3.5%
Chemicals 1.9%
Albemarle Corp.	16,000	1,126,560
Chase Corp.	10,500	1,130,220
Huntsman Corp.	72,000	1,471,680
Ingevity Corp.(a)	47,200	4,964,024
Orion Engineered Carbons SA	138,384	2,962,802
PolyOne Corp.	44,852	1,407,904
Quaker Chemical Corp.	16,205	3,287,670
Stepan Co.	23,200	2,132,312
Total		18,483,172
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	19,600	973,924
Metals & Mining 1.0%
Allegheny Technologies, Inc.(a)	55,000	1,386,000
Materion Corp.	49,455	3,353,544
Schnitzer Steel Industries, Inc., Class A	118,000	3,088,060
Steel Dynamics, Inc.	44,000	1,328,800
Total		9,156,404
Paper & Forest Products 0.5%
Louisiana-Pacific Corp.	145,500	3,815,010
Verso Corp., Class A(a)	55,300	1,053,465
Total		4,868,475
Total Materials		33,481,975
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.0%
Alexandria Real Estate Equities, Inc.	20,000	2,821,800
American Assets Trust, Inc.	102,800	4,843,936
Americold Realty Trust	67,600	2,191,592
Braemar Hotels & Resorts, Inc.	91,000	900,900
CareTrust REIT, Inc.	52,700	1,253,206
Chesapeake Lodging Trust	68,000	1,932,560

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CoreCivic, Inc.	214,300	4,448,868
CorEnergy Infrastructure Trust, Inc.	75,094	2,978,228
Coresite Realty Corp.	11,809	1,360,043
Duke Realty Corp.	61,000	1,928,210
EastGroup Properties, Inc.	24,800	2,876,304
First Industrial Realty Trust, Inc.	82,000	3,012,680
GEO Group, Inc. (The)	152,900	3,212,429
Highwoods Properties, Inc.	32,000	1,321,600
Hospitality Properties Trust	68,000	1,700,000
Hudson Pacific Properties, Inc.	54,000	1,796,580
Industrial Logistics Properties Trust	21,400	445,548
Investors Real Estate Trust	47,548	2,789,641
Mack-Cali Realty Corp.	86,000	2,002,940
Mid-America Apartment Communities, Inc.	15,300	1,801,728
Piedmont Office Realty Trust, Inc.	62,100	1,237,653
PS Business Parks, Inc.	38,325	6,458,912
Ryman Hospitality Properties, Inc.	8,965	726,972
Sun Communities, Inc.	24,000	3,076,560
UMH Properties, Inc.	171,425	2,127,384
Uniti Group, Inc.	301,000	2,859,500
Washington Prime Group, Inc.	521,400	1,991,748
Xenia Hotels & Resorts, Inc.	108,400	2,260,140
Total		66,357,662
Real Estate Management & Development 0.6%
Colliers International Group, Inc.	20,521	1,469,714
FirstService Corp.	18,085	1,734,713
RE/MAX Holdings, Inc., Class A	10,800	332,208
RMR Group, Inc. (The), Class A	52,100	2,447,658
Total		5,984,293
Total Real Estate		72,341,955
Utilities 3.4%
Electric Utilities 1.3%
Alliant Energy Corp.	43,000	2,110,440
Otter Tail Corp.	6,500	343,265
Pinnacle West Capital Corp.	28,200	2,653,338
PNM Resources, Inc.	65,200	3,319,332
Portland General Electric Co.	77,900	4,219,843
Total		12,646,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.5%
Chesapeake Utilities Corp.	32,730	3,110,004
New Jersey Resources Corp.	53,000	2,637,810
South Jersey Industries, Inc.	60,000	2,023,800
Southwest Gas Holdings, Inc.	68,700	6,156,894
Total		13,928,508
Multi-Utilities 0.5%
CMS Energy Corp.	35,000	2,026,850
NorthWestern Corp.	39,600	2,857,140
Total		4,883,990
Water Utilities 0.1%
SJW Corp.	10,275	624,412
Total Utilities		32,083,128
Total Common Stocks (Cost $879,575,542)		926,798,095

Limited Partnerships 0.5%

Consumer Discretionary 0.5%
Hotels, Restaurants & Leisure 0.5%
Cedar Fair LP	99,531	4,746,634
Total Consumer Discretionary		4,746,634
Total Limited Partnerships (Cost $5,462,495)		4,746,634

Rights 0.0%

Industrials 0.0%
Road & Rail 0.0%
Hertz Global Holdings, Inc.(a)	66,000	128,700
Total Industrials		128,700
Total Rights (Cost $—)		128,700

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	25,003,617	25,001,116
Total Money Market Funds (Cost $25,001,201)		25,001,116
Total Investments in Securities (Cost: $910,039,238)		956,674,545
Other Assets & Liabilities, Net		(4,051,941)
Net Assets		952,622,604

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
At June 30, 2019, securities and/or cash totaling $482,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	136	09/2019	USD	10,656,280	255,773	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	20,062,546	110,294,257	(105,353,186)	25,003,617	140	(85)	225,236	25,001,116
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	23,655,819	—	—	—	23,655,819
Consumer Discretionary	121,204,089	—	—	—	121,204,089
Consumer Staples	33,825,724	—	—	—	33,825,724
Energy	34,722,837	—	—	—	34,722,837
Financials	154,568,318	—	—	—	154,568,318
Health Care	155,813,628	—	—	—	155,813,628
Industrials	133,048,956	—	—	—	133,048,956
Information Technology	132,051,666	—	—	—	132,051,666
Materials	33,481,975	—	—	—	33,481,975
Real Estate	72,341,955	—	—	—	72,341,955
Utilities	32,083,128	—	—	—	32,083,128
Total Common Stocks	926,798,095	—	—	—	926,798,095
Limited Partnerships
Consumer Discretionary	4,746,634	—	—	—	4,746,634
Rights
Industrials	128,700	—	—	—	128,700
Money Market Funds	—	—	—	25,001,116	25,001,116
Total Investments in Securities	931,673,429	—	—	25,001,116	956,674,545
Investments in Derivatives
Asset
Futures Contracts	255,773	—	—	—	255,773
Total	931,929,202	—	—	25,001,116	956,930,318
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXIIR CLO Ltd.(a),(b)
Series 2014-32RA Class A2A
3-month USD LIBOR + 1.550% 05/15/2030	4.068%	2,500,000	2,459,338
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	4.042%	3,200,000	3,128,086
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	4,118,838	4,146,928
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% Floor 0.970% 04/17/2031	3.558%	2,750,000	2,716,444
Series 2014-2RA Class A3
3-month USD LIBOR + 1.500% 05/15/2031	4.018%	3,000,000	2,959,860
CBAM Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.020% Floor 1.020% 04/17/2031	3.608%	1,625,000	1,604,803
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	3.988%	2,755,000	2,722,766
Dryden Senior Loan Fund(a),(b)
Series 2018-64A Class B
3-month USD LIBOR + 1.400% Floor 1.400% 04/18/2031	4.001%	4,000,000	3,923,464
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2018-3A Class B1
3-month USD LIBOR + 1.550% 04/20/2030	4.142%	4,000,000	3,949,836
Goldentree Loan Opportunities X Ltd.(a),(b)
Series 2015-10A Class AR
3-month USD LIBOR + 1.120% 07/20/2031	3.712%	2,750,000	2,733,327
Goodgreen (a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	7,654,638	7,980,908
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	1,137,414	1,136,711
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-AA Class A
11/25/2026	1.770%	2,256,058	2,243,576
Series 2014-AA Class B
11/25/2026	2.070%	1,154,967	1,146,159
Series 2017-AA Class A
12/26/2028	2.660%	3,581,662	3,598,307
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	3.345%	9,425,000	9,314,312
KKR CLO Ltd.(a),(b)
Series 2022A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 07/20/2031	3.742%	3,500,000	3,485,716
Series 2022A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	4.192%	2,250,000	2,223,781
LCM XIV LP(a),(b)
Series 2014A Class BR
3-month USD LIBOR + 1.580% 07/20/2031	4.172%	4,500,000	4,455,072
Madison Park Funding XIII Ltd.(a),(b)
Series 2014-13A Class AR2
3-month USD LIBOR + 0.950% 04/19/2030	3.542%	1,250,000	1,245,710
Series 2014-13A Class BR2
3-month USD LIBOR + 1.500% 04/19/2030	4.092%	4,500,000	4,477,077
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class AR2
3-month USD LIBOR + 0.980% Floor 0.980% 04/15/2031	3.577%	3,725,000	3,697,450
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	4.097%	4,000,000	3,942,964
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	2,079,612	2,075,909
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	3,099,486	3,129,196
Sierra Timeshare Receivables Funding LLC(a)
Series 2015-1A Class A
03/22/2032	2.400%	2,541,834	2,534,471
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	47

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A
06/20/2032	2.430%	2,136,978	2,132,848
Series 2016-2A Class A
07/20/2033	2.330%	2,880,337	2,869,728
Series 2018-2A Class B
06/20/2035	3.650%	6,009,440	6,125,186
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	5,370,206	5,470,486
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/18/2031	3.751%	2,500,000	2,484,730
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.351%	3,190,000	3,148,938
Symphony CLO XIX Ltd.(a),(b)
Series 2018-19A Class A
3-month USD LIBOR + 0.960% Floor 0.960% 04/16/2031	3.561%	2,400,000	2,368,445
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% Floor 1.070% 10/20/2028	3.662%	2,000,000	2,000,004
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,161,530	1,206,395
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	3.980%	5,550,000	5,407,704
Series 2013-3A Class A2RR
3-month USD LIBOR + 1.700% Floor 1.700% 10/18/2031	4.301%	2,500,000	2,466,435
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	7,593,069	7,572,124
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	5,061,371	5,056,492
Total Asset-Backed Securities — Non-Agency (Cost $135,647,035)			135,341,686

Commercial Mortgage-Backed Securities - Non-Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	6,000,000	6,223,146
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	5,000,000	5,234,002
Commercial Mortgage Pass-Through Certificates(c)
Series 2016-CR28 Class B
02/10/2049	4.801%	5,230,000	5,746,674
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	10,018,162
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,377,406
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	10,000,000	10,582,240
Core Industrial Trust(a)
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,552,864
Series 2015-WEST Class A
02/10/2037	3.292%	3,925,701	4,125,308
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% Floor 1.150% 12/17/2036	3.545%	12,175,000	12,174,994
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	3.674%	11,325,000	11,317,413
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% Floor 1.200% 07/17/2037	3.540%	14,475,000	14,470,488
Subordinated Series 2018-SFR4 Class B
1-month USD LIBOR + 1.250% Floor 1.100% 01/17/2038	3.640%	18,825,000	18,782,000
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	9,335,511
Series 2016-JP3 Class AS
08/15/2049	3.144%	7,575,000	7,654,319
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.195%	5,440,000	5,858,074
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	13,575,000	14,120,627

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(c)
Series 2014-CPT Class C
07/13/2029	3.560%	5,000,000	5,070,668
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,961,574	12,016,888
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	10,000,000	10,351,697
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $178,109,461)			180,012,481

Corporate Bonds & Notes(d) 31.1%

Aerospace & Defense 0.1%
Lockheed Martin Corp.
03/01/2045	3.800%	1,520,000	1,615,527
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,017,610	2,060,810
Apartment REIT 0.2%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,635,356
05/01/2023	3.250%	2,205,000	2,244,959
Total			3,880,315
Automotive 1.0%
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,600,000	1,644,368
08/02/2021	5.875%	5,150,000	5,429,774
08/03/2022	2.979%	2,300,000	2,276,791
General Motors Co.
04/01/2038	5.150%	1,370,000	1,355,938
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,984,410
03/01/2026	5.250%	3,730,000	4,004,927
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,663,245
Total			20,359,453
Banking 7.9%
Ally Financial, Inc.
03/30/2025	4.625%	2,170,000	2,298,342
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,693,330
Bank of America Corp.(e)
12/20/2023	3.004%	2,897,000	2,947,500
12/20/2028	3.419%	1,792,000	1,843,502
01/20/2048	4.443%	1,330,000	1,505,468
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.
01/21/2044	5.000%	2,130,000	2,589,326
Subordinated
08/26/2024	4.200%	10,620,000	11,288,115
01/22/2025	4.000%	1,750,000	1,840,073
Bank of America NA
Subordinated
10/15/2036	6.000%	1,570,000	2,072,559
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,030,000	1,059,193
Barclays PLC
01/12/2026	4.375%	1,500,000	1,557,216
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,600,000	1,683,026
BPCE SA(a)
Subordinated
07/21/2024	5.150%	2,960,000	3,197,297
Capital One Bank U.S.A. NA
Subordinated
02/15/2023	3.375%	2,680,000	2,730,660
Capital One Financial Corp.
01/31/2028	3.800%	3,720,000	3,843,009
Citigroup, Inc.
12/08/2021	2.900%	3,000,000	3,033,798
04/25/2022	2.750%	4,200,000	4,239,232
Subordinated
09/29/2027	4.450%	10,650,000	11,474,789
Citigroup, Inc.(e)
10/27/2028	3.520%	1,990,000	2,053,682
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	1,700,000	1,764,274
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	3,420,000	3,473,779
Discover Bank
07/27/2026	3.450%	3,920,000	3,976,444
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,256,526
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	6,510,000	6,738,742
11/16/2026	3.500%	2,340,000	2,395,470
Goldman Sachs Group, Inc. (The)(e)
04/23/2029	3.814%	1,850,000	1,923,312
HSBC Holdings PLC(e)
03/13/2023	3.262%	1,950,000	1,984,055

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	49

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
03/08/2026	4.300%	2,000,000	2,141,222
Subordinated
11/23/2026	4.375%	4,090,000	4,328,492
JPMorgan Chase & Co.
03/01/2021	2.550%	1,770,000	1,773,862
05/10/2021	4.625%	2,600,000	2,706,337
09/23/2022	3.250%	3,280,000	3,369,951
01/23/2025	3.125%	2,300,000	2,364,287
Subordinated
09/10/2024	3.875%	5,470,000	5,749,347
JPMorgan Chase & Co.(e)
05/01/2028	3.540%	130,000	135,290
05/06/2030	3.702%	1,400,000	1,476,255
11/15/2048	3.964%	1,700,000	1,797,021
Morgan Stanley
05/19/2022	2.750%	2,400,000	2,425,061
10/23/2024	3.700%	2,710,000	2,856,812
07/23/2025	4.000%	5,630,000	6,034,358
Subordinated
11/24/2025	5.000%	3,870,000	4,285,661
Morgan Stanley(e)
01/24/2029	3.772%	1,090,000	1,148,484
PNC Bank NA
Subordinated
07/25/2023	3.800%	1,750,000	1,838,104
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	1,830,000	1,871,259
Regions Financial Corp.
08/14/2022	2.750%	1,860,000	1,873,161
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	663,207
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,441,275
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,408,902
09/24/2025	4.125%	1,720,000	1,840,395
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	3,130,000	3,009,533
Wells Fargo & Co.
01/24/2023	3.069%	1,850,000	1,879,646
Subordinated
08/15/2023	4.125%	1,300,000	1,371,105
06/03/2026	4.100%	1,750,000	1,853,733
01/15/2044	5.606%	861,000	1,074,224
11/04/2044	4.650%	2,295,000	2,553,305
Total			158,733,008
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	1,500,000	1,447,014
Building Materials 0.1%
Masco Corp.
04/01/2025	4.450%	1,250,000	1,334,065
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,670,000	2,765,183
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	6,070,000	6,587,055
10/23/2045	6.484%	2,500,000	2,972,938
Comcast Corp.
08/15/2035	4.400%	1,260,000	1,402,754
05/15/2038	6.400%	3,172,000	4,294,330
10/15/2038	4.600%	2,400,000	2,747,426
CSC Holdings LLC(a)
04/15/2027	5.500%	3,010,000	3,161,481
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	3,077,000	3,155,156
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,170,000	1,208,061
Total			28,294,384
Construction Machinery 0.2%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	2,450,000	2,476,859
United Rentals North America, Inc.
10/15/2025	4.625%	1,320,000	1,341,421
Total			3,818,280
Consumer Cyclical Services 0.1%
Mastercard, Inc.
06/01/2049	3.650%	960,000	1,015,045
Consumer Products 0.2%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,052,060
Spectrum Brands, Inc.
07/15/2025	5.750%	1,880,000	1,953,438
Total			4,005,498
Diversified Manufacturing 0.1%
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,812,103

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.9%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,200,000	1,224,450
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	2,000,000	2,034,220
CenterPoint Energy, Inc.
11/01/2028	4.250%	1,580,000	1,707,798
Cometa Energia SA de CV(a)
04/24/2035	6.375%	3,290,625	3,390,601
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,377,867
Dominion Energy, Inc.
10/01/2025	3.900%	500,000	532,697
08/01/2041	4.900%	2,050,000	2,308,173
Duke Energy Corp.
09/15/2021	3.550%	1,300,000	1,328,814
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,601,174
11/15/2042	3.850%	1,280,000	1,333,746
Duke Energy Progress LLC
12/01/2044	4.150%	1,565,000	1,694,801
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,081,568
04/15/2046	4.450%	460,000	492,325
Exelon Generation Co. LLC
06/15/2042	5.600%	760,000	846,362
FirstEnergy Corp.
03/15/2023	4.250%	1,080,000	1,140,758
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	960,000	1,048,634
Florida Power & Light Co.
02/01/2042	4.125%	1,140,000	1,260,620
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,289,103
MidAmerican Energy Co.
10/15/2044	4.400%	1,090,000	1,239,189
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,400,000	4,372,764
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,629,884
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,246,306
Total			38,181,854
Environmental 0.1%
Waste Management, Inc.
07/15/2049	4.150%	1,230,000	1,345,279
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
CIT Group, Inc.
08/15/2022	5.000%	2,930,000	3,108,038
International Lease Finance Corp.
08/15/2022	5.875%	1,800,000	1,965,064
Total			5,073,102
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	3,000,000	3,338,304
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	2,450,000	2,778,104
Constellation Brands, Inc.
12/01/2025	4.750%	1,470,000	1,628,206
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,920,000	3,025,061
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,470,000	1,492,778
Total			12,262,453
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	1,840,000	2,028,455
Health Care 1.2%
Becton Dickinson and Co.
12/15/2024	3.734%	1,000,000	1,047,915
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,439,702
CVS Health Corp.
12/01/2022	2.750%	2,500,000	2,510,680
03/25/2038	4.780%	1,830,000	1,908,465
DaVita, Inc.
07/15/2024	5.125%	3,480,000	3,484,409
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,014,151
HCA, Inc.
03/15/2024	5.000%	2,280,000	2,483,552
02/01/2025	5.375%	1,100,000	1,187,156
IQVIA, Inc.(a)
05/15/2027	5.000%	2,100,000	2,166,364
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,459,086
Tenet Healthcare Corp.
10/01/2021	4.375%	1,500,000	1,524,525
05/01/2025	5.125%	2,330,000	2,353,351

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	51

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.(a)
08/01/2022	4.750%	2,000,000	2,025,364
Total			24,604,720
Healthcare Insurance 0.4%
Aetna, Inc.
11/15/2022	2.750%	760,000	764,361
Anthem, Inc.
12/01/2027	3.650%	1,600,000	1,660,357
01/15/2043	4.650%	720,000	783,753
UnitedHealth Group, Inc.
03/15/2022	2.875%	2,000,000	2,031,802
07/15/2025	3.750%	2,500,000	2,669,315
Total			7,909,588
Home Construction 0.4%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,208,456
Lennar Corp.
04/01/2021	4.750%	1,705,000	1,756,691
11/29/2027	4.750%	2,000,000	2,104,390
Toll Brothers Finance Corp.
02/15/2028	4.350%	2,280,000	2,275,052
Total			7,344,589
Independent Energy 1.7%
Antero Resources Corp.
12/01/2022	5.125%	2,967,000	2,848,459
03/01/2025	5.000%	1,000,000	925,036
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,233,496
Concho Resources, Inc.
01/15/2025	4.375%	2,570,000	2,671,299
Continental Resources, Inc.
06/01/2024	3.800%	3,820,000	3,930,238
01/15/2028	4.375%	1,190,000	1,250,595
Diamondback Energy, Inc.
05/31/2025	5.375%	2,770,000	2,915,195
Encana Corp.
02/01/2038	6.500%	2,090,000	2,553,085
Hess Corp.
01/15/2040	6.000%	760,000	839,335
Marathon Oil Corp.
06/01/2025	3.850%	3,450,000	3,576,198
Newfield Exploration Co.
01/30/2022	5.750%	4,320,000	4,629,934
Noble Energy, Inc.
12/15/2021	4.150%	2,640,000	2,723,878
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tullow Oil PLC(a)
03/01/2025	7.000%		1,700,000	1,712,570
Total				34,809,318
Integrated Energy 0.1%
Shell International Finance BV
08/21/2042	3.625%		2,890,000	2,969,235
Life Insurance 1.0%
American International Group, Inc.
02/15/2024	4.125%		5,530,000	5,856,137
07/16/2044	4.500%		360,000	379,889
CNP Assurances(a),(e)
Subordinated
12/31/2049	4.000%	EUR	3,000,000	3,775,283
MetLife, Inc.
08/13/2042	4.125%		1,020,000	1,099,624
11/13/2043	4.875%		1,480,000	1,755,829
Principal Financial Group, Inc.
09/15/2022	3.300%		750,000	770,614
Prudential Financial, Inc.
12/14/2036	5.700%		510,000	647,290
12/07/2049	3.935%		844,000	884,603
Prudential Financial, Inc.(e)
Junior Subordinated
09/15/2042	5.875%		3,800,000	4,047,099
Voya Financial, Inc.
07/15/2043	5.700%		1,440,000	1,772,904
Total				20,989,272
Media and Entertainment 0.9%
AMC Networks, Inc.
08/01/2025	4.750%		2,920,000	2,968,998
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%		1,395,000	1,439,633
Netflix, Inc.
03/01/2024	5.750%		1,890,000	2,046,322
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%		1,406,000	1,405,854
Viacom, Inc.
06/15/2022	3.125%		3,500,000	3,517,234
09/01/2023	4.250%		2,640,000	2,792,280
03/15/2043	4.375%		1,000,000	978,365
Walt Disney Co. (The)(a)
08/15/2039	6.900%		1,590,000	2,367,818
09/15/2044	4.750%		1,080,000	1,315,751
Total				18,832,255

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,320,000	1,379,329
Steel Dynamics, Inc.
12/15/2026	5.000%	1,870,000	1,951,322
Total			3,330,651
Midstream 2.5%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,000,000	1,062,476
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2027	4.250%	1,350,000	1,426,050
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,524,997
Energy Transfer Partners LP
02/01/2023	3.600%	2,770,000	2,829,608
03/15/2035	4.900%	1,500,000	1,513,108
02/01/2042	6.500%	1,771,000	2,084,959
06/15/2048	6.000%	570,000	651,351
EnLink Midstream LLC
06/01/2029	5.375%	2,030,000	2,083,336
EnLink Midstream Partners LP
07/15/2026	4.850%	1,890,000	1,902,408
Enterprise Products Operating LLC
03/15/2044	4.850%	2,160,000	2,398,853
Enterprise Products Operating LLC(f)
01/31/2050	4.200%	750,000	770,851
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	1,600,000	1,652,906
09/01/2039	6.500%	2,000,000	2,457,336
MPLX LP
06/01/2025	4.875%	1,200,000	1,305,365
04/15/2038	4.500%	1,320,000	1,333,267
03/01/2047	5.200%	1,130,000	1,213,119
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,439,598
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	3,800,000	4,253,477
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,739,897
Sunoco LP/Finance Corp.
02/15/2026	5.500%	3,010,000	3,132,116
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	2,050,000	2,068,731
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2020	4.125%	3,530,000	3,591,983
06/24/2024	4.550%	3,040,000	3,273,110
Total			50,708,902
Natural Gas 0.4%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,280,562
Sempra Energy
10/01/2022	2.875%	1,830,000	1,847,085
06/15/2027	3.250%	2,160,000	2,152,490
02/01/2048	4.000%	1,150,000	1,124,456
Total			7,404,593
Office REIT 0.3%
Boston Properties LP
02/01/2026	3.650%	3,020,000	3,136,527
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,994,473
Total			6,131,000
Other Industry 0.3%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,125,620
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	1,927,000	1,983,087
Packaging 0.5%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	2,590,000	2,686,262
Ball Corp.
11/15/2023	4.000%	860,000	891,287
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	2,130,000	2,174,937
Berry Global, Inc.
07/15/2023	5.125%	1,574,000	1,609,325
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	240,000	249,512
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	3,330,000	3,392,914
Total			11,004,237
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/2025	3.600%	4,230,000	4,377,022
11/06/2042	4.400%	2,420,000	2,384,220
Allergan Finance LLC
10/01/2022	3.250%	3,980,000	4,043,736

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	53

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allergan Funding SCS
06/15/2024	3.850%	1,010,000	1,048,249
Amgen, Inc.
06/15/2051	4.663%	2,076,000	2,268,269
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	2,200,000	2,337,900
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	700,000	773,527
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	435,000	442,338
Celgene Corp.
08/15/2025	3.875%	2,240,000	2,394,965
Gilead Sciences, Inc.
03/01/2026	3.650%	5,580,000	5,897,658
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	2,000,000	1,996,942
Teva Pharmaceutical Finance III BV
07/21/2021	2.200%	1,300,000	1,234,552
10/01/2026	3.150%	2,540,000	1,974,373
Total			31,173,751
Property & Casualty 0.4%
Allstate Corp. (The)(e)
08/15/2053	5.750%	1,460,000	1,530,663
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	790,000	812,833
Chubb INA Holdings, Inc.
03/15/2025	3.150%	1,090,000	1,137,891
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	685,780
Liberty Mutual Group, Inc.(a)
06/15/2049	4.500%	690,000	727,166
Markel Corp.
07/01/2022	4.900%	2,000,000	2,137,984
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,964,893
Total			8,997,210
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,835,054
04/01/2045	4.150%	1,595,000	1,771,717
CSX Corp.
06/01/2027	3.250%	2,200,000	2,269,445
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,423,764
11/15/2045	4.050%	1,000,000	1,045,333
Total			10,345,313
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	1,310,000	1,316,370
McDonald’s Corp.
05/26/2025	3.375%	2,880,000	3,012,316
Total			4,328,686
Retail REIT 0.2%
VEREIT Operating Partnership LP
06/01/2021	4.125%	4,500,000	4,619,138
Retailers 0.3%
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,453,771
04/01/2041	5.950%	3,010,000	4,078,279
Total			5,532,050
Technology 1.8%
Apple, Inc.
01/13/2025	2.750%	3,670,000	3,751,386
08/04/2026	2.450%	2,500,000	2,490,060
05/11/2027	3.200%	1,710,000	1,782,930
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	3,370,000	3,711,054
10/01/2026	4.900%	2,220,000	2,316,048
Fidelity National Information Services, Inc.
08/15/2026	3.000%	2,710,000	2,743,712
05/21/2029	3.750%	630,000	668,363
Fiserv, Inc.
07/01/2029	3.500%	968,000	995,008
Microsoft Corp.
08/08/2036	3.450%	2,200,000	2,324,980
02/06/2047	4.250%	3,250,000	3,832,072
Motorola Solutions, Inc.
05/23/2029	4.600%	2,330,000	2,450,035
NXP BV/Funding LLC(a)
09/01/2022	3.875%	2,300,000	2,365,543
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,646,968
Sensata Technologies BV(a)
10/01/2025	5.000%	2,030,000	2,118,195
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	1,130,000	1,201,292

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tencent Holdings Ltd.(a)
04/11/2029	3.975%	2,310,000	2,412,525
Total			36,810,171
Wireless 0.5%
America Movil SAB de CV
07/16/2022	3.125%	1,745,000	1,779,042
American Tower Corp.
10/15/2026	3.375%	1,000,000	1,017,452
Crown Castle International Corp.
01/15/2023	5.250%	3,310,000	3,595,987
T-Mobile U.S.A., Inc.
02/01/2028	4.750%	2,800,000	2,884,756
Total			9,277,237
Wirelines 1.1%
AT&T, Inc.
08/15/2021	3.875%	3,080,000	3,175,246
07/15/2026	2.950%	5,000,000	4,961,540
03/01/2037	5.250%	1,800,000	2,019,593
11/15/2046	5.150%	3,255,000	3,597,846
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,524,624
Verizon Communications, Inc.
02/15/2025	3.376%	1,280,000	1,336,204
11/01/2041	4.750%	2,810,000	3,198,398
08/21/2054	5.012%	1,200,000	1,428,534
Total			22,241,985
Total Corporate Bonds & Notes (Cost $597,880,295)			624,739,253

Foreign Government Obligations(d),(g) 1.7%

Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%	2,170,000	2,306,115
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,354,632
Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	1,420,000	1,763,156
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,588,738
Foreign Government Obligations(d),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,068,997
Hungary 0.2%
Hungary Government International Bond
03/29/2041	7.625%	1,900,000	3,050,756
Indonesia 0.2%
Indonesia Government International Bond(a)
01/08/2026	4.750%	4,200,000	4,569,331
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,577,932
Mexico 0.5%
Mexico Government International Bond
01/21/2026	4.125%	4,000,000	4,186,852
Pemex Project Funding Master Trust
03/05/2020	6.000%	1,041,000	1,053,936
Petroleos Mexicanos
01/24/2022	4.875%	4,620,000	4,608,145
Total			9,848,933
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	780,000	1,102,082
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	219,228
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	2,000,956
Total Foreign Government Obligations (Cost $32,256,369)			33,450,856

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,266,352

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	55

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	680,993
Total			1,947,345
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,109,010
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	876,344
Total			1,985,354
Municipal Power 0.1%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,202,436
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,372,329
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,048,958
Total			2,421,287
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,519,080
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,734,796
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,101,455
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,510,614
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	2,050,000	3,081,457
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,549,727
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	2,220,000	2,337,838
Total			7,969,022
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,306,304
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,823,548
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,972,361
Total			3,795,909

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.1%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,355,704
Total Municipal Bonds (Cost $27,757,545)			32,849,306

Residential Mortgage-Backed Securities - Agency 19.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	709,919	751,954
03/01/2034- 08/01/2038	5.500%	2,004,736	2,227,558
02/01/2038	6.000%	620,049	703,654
02/01/2043	3.000%	12,665,595	12,891,714
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.845% 07/01/2036	4.427%	1,508,882	1,589,908
12-month USD LIBOR + 1.860% Cap 9.997% 07/01/2036	4.746%	1,535,711	1,616,953
1-year CMT + 2.135% Cap 10.765% 10/01/2036	4.457%	1,301,389	1,368,921
1-year CMT + 2.254% Cap 10.130% 04/01/2037	4.789%	1,284,897	1,354,404
12-month USD LIBOR + 1.729% Cap 10.915% 02/01/2038	4.750%	664,588	699,894
12-month USD LIBOR + 1.820% Cap 10.852% 06/01/2038	4.889%	458,483	484,094
12-month USD LIBOR + 1.889% Cap 8.651% 07/01/2040	4.630%	255,060	266,663
12-month USD LIBOR + 1.799% Cap 9.111% 09/01/2040	4.111%	402,190	419,252
12-month USD LIBOR + 1.794% Cap 8.798% 02/01/2041	3.797%	439,541	455,662
12-month USD LIBOR + 1.880% Cap 7.543% 05/01/2041	4.765%	135,600	142,383
12-month USD LIBOR + 1.890% Cap 8.688% 07/01/2041	3.688%	886,252	915,341
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.833% Cap 9.293% 07/01/2041	4.087%	899,779	940,512
12-month USD LIBOR + 1.650% Cap 7.079% 12/01/2042	2.079%	2,612,659	2,695,872
12-month USD LIBOR + 1.640% Cap 6.986% 02/01/2043	4.701%	400,889	415,441
12-month USD LIBOR + 1.650% Cap 6.844% 06/01/2043	4.442%	358,392	370,830
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	600,157	691,583
07/01/2031- 01/01/2042	5.000%	17,548,515	18,947,560
04/01/2033- 01/01/2039	5.500%	8,170,010	9,055,938
07/01/2033- 02/01/2049	4.500%	40,162,040	42,468,150
12/01/2033- 09/01/2037	6.000%	3,819,968	4,326,571
03/01/2034- 04/01/2048	3.500%	84,865,001	87,723,555
10/01/2040- 11/01/2045	4.000%	30,230,988	31,777,112
11/01/2046- 04/01/2048	3.000%	53,705,963	54,481,208
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.184% 06/01/2035	4.242%	801,349	829,459
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.206% 06/01/2035	4.246%	1,991,821	2,063,962
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.222% 06/01/2035	4.260%	909,789	943,185
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.202% 06/01/2035	4.270%	855,399	886,087
1-year CMT + 2.164% Floor 2.164%, Cap 9.642% 03/01/2038	4.558%	1,629,156	1,712,549
12-month USD LIBOR + 1.800% Floor 1.800%, Cap 9.021% 03/01/2040	4.709%	549,207	579,007
12-month USD LIBOR + 1.790% Floor 1.790%, Cap 8.615% 08/01/2040	3.615%	561,596	584,929
12-month USD LIBOR + 1.765% Floor 1.765%, Cap 8.915% 10/01/2040	3.914%	1,044,808	1,085,881

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	57

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.750% Floor 1.750%, Cap 8.168% 08/01/2041	4.500%	829,683	864,050
12-month USD LIBOR + 1.818% Floor 1.818%, Cap 8.327% 09/01/2041	3.326%	548,959	565,324
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.183% 03/01/2047	3.185%	5,956,788	6,081,254
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.174% 04/01/2047	3.176%	5,820,171	5,950,863
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	2.704%	999,981	999,536
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	5.654%	1,972,000	2,105,676
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	7,624,323	8,387,648
02/15/2040- 06/15/2041	4.500%	17,854,496	19,245,252
07/15/2040- 11/20/2040	4.000%	8,643,765	9,162,716
04/20/2042- 03/20/2043	3.500%	23,667,092	24,703,820
07/20/2046- 02/20/2047	2.500%	22,423,650	22,554,906
Total Residential Mortgage-Backed Securities - Agency (Cost $383,500,036)			389,088,791

Residential Mortgage-Backed Securities - Non-Agency 7.7%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	4.447%	2,142,886	1,966,503
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	4.950%	2,260,679	2,314,465
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,539,221	1,645,848
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2004-UST1 Class A4
08/25/2034	4.459%	446,777	437,913
CMO Series 2005-4 Class A
08/25/2035	4.481%	1,891,869	1,927,475
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% Floor 2.150%, Cap 9.682% 09/25/2035	4.550%	1,379,383	1,411,002
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	459,466	473,574
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	137,698	140,884
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.397%	2,064,125	2,192,184
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	4.343%	634,080	638,585
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	5.004%	5,521,280	5,706,387
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	5.004%	3,061,467	3,134,881
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	8.304%	5,407,271	5,948,959
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.404%	2,755,000	2,875,292
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.604%	5,400,000	5,451,379
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	5.204%	8,200,000	8,442,101
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	4.204%	3,500,000	3,481,638
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	4.681%	544,661	561,953
CMO Series 2006-AR4 Class 1A2
01/25/2037	4.722%	2,565,207	2,279,513
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	1,367,197	1,390,205

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	4.500%	1,359,593	1,395,233
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,272,031	1,336,456
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	4.441%	678,037	686,355
CMO Series 2005-A4 Class 2A1
07/25/2035	4.383%	531,579	534,867
CMO Series 2005-S2 Class 3A1
02/25/2032	7.164%	233,624	240,346
CMO Series 2006-A3 Class 7A1
04/25/2035	4.674%	790,161	801,163
CMO Series 2006-A4 Class 3A1
06/25/2036	4.476%	2,275,801	2,015,343
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	3,791,459	4,125,755
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	4.663%	866,957	899,996
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	4.453%	1,462,651	1,468,040
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	4,724,578	4,933,579
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% Floor 1.500% 06/25/2057	3.904%	6,745,064	6,873,376
Sequoia Mortgage Trust(a)
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	3,754,004	3,850,984
Sequoia Mortgage Trust(a),(c)
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	2,173,651	2,204,188
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	4.459%	1,792,884	1,818,588
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	4.842%	2,108,286	2,054,684
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	5,500,000	5,580,456
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-4 Class A1
06/25/2058	3.000%	4,618,256	4,666,591
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	210,402	215,033
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	4.188%	2,617,446	2,665,052
Wells Fargo Mortgage-Backed Securities(c)
CMO Series 2005-AR4 Class 2A1
04/25/2035	5.095%	1,274,227	1,298,481
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	540,420	559,447
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	74,636	74,394
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	1,521,598	1,560,161
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	1,211,233	1,217,133
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	529,463	542,597
CMO Series 2006-10 Class A4
08/25/2036	6.000%	403,150	405,820
CMO Series 2006-13 Class A5
10/25/2036	6.000%	1,885,724	1,881,340
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	805,083	811,222
CMO Series 2006-8 Class A10
07/25/2036	6.000%	1,389,605	1,408,363
CMO Series 2006-8 Class A15
07/25/2036	6.000%	2,031,328	2,058,749
CMO Series 2006-8 Class A9
07/25/2036	6.000%	1,753,732	1,777,405
CMO Series 2007-11 Class A3
08/25/2037	6.000%	439,661	444,111
CMO Series 2007-11 Class A36
08/25/2037	6.000%	1,709,130	1,726,429
CMO Series 2007-13 Class A1
09/25/2037	6.000%	1,715,365	1,735,487
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	193,837	197,190
CMO Series 2007-15 Class A1
11/25/2037	6.000%	774,309	788,520
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	195,225	195,513

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	59

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-4 Class A15
04/25/2037	6.000%	756,871	767,932
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,090,947	1,117,157
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	752,383	796,545
Series 2006-6 Class 1A16
05/25/2036	5.750%	3,932,602	3,868,440
Series 2007-10 Class 2A9
07/25/2037	6.000%	3,401,773	3,325,702
Series 2007-12 Class A7
09/25/2037	5.500%	718,585	737,025
Series 2007-8 Class 2A2
07/25/2037	6.000%	1,851,699	1,867,015
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-A Class A1
02/25/2034	5.010%	263,508	273,882
CMO Series 2004-Z Class 2A2
12/25/2034	4.971%	1,085,288	1,113,676
CMO Series 2005-AR12 Class 2A6
06/25/2035	4.988%	1,613,577	1,670,779
CMO Series 2005-AR16 Class 3A2
03/25/2035	4.994%	1,570,250	1,614,815
CMO Series 2006-AR10 Class 1A1
07/25/2036	5.008%	836,093	850,288
CMO Series 2006-AR10 Class 2A1
07/25/2036	4.980%	793,389	811,591
CMO Series 2006-AR10 Class 4A1
07/25/2036	5.178%	2,697,827	2,734,745
CMO Series 2006-AR10 Class 5A6
07/25/2036	4.992%	1,128,634	1,145,567
CMO Series 2006-AR12 Class 1A1
09/25/2036	4.763%	1,219,571	1,207,550
CMO Series 2006-AR14 Class 2A1
10/25/2036	4.754%	1,540,141	1,538,712
CMO Series 2006-AR16 Class A1
10/25/2036	4.722%	2,492,311	2,489,919
CMO Series 2006-AR19 Class A1
12/25/2036	4.869%	3,228,656	3,206,132
CMO Series 2006-AR2 Class 2A3
03/25/2036	4.991%	755,939	772,801
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR5 Class 2A1
04/25/2036	5.188%	1,589,735	1,595,096
CMO Series 2006-AR7 Class 2A1
05/25/2036	5.088%	1,207,926	1,252,021
CMO Series 2007-AR10 Class 1A1
01/25/2038	4.910%	341,819	330,021
CMO Series 2007-AR7 Class A1
12/28/2037	4.785%	525,894	521,506
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $152,762,460)			155,078,105

U.S. Treasury Obligations 20.5%

U.S. Treasury(h)
05/31/2020	2.500%	5,000,000	5,022,461
11/15/2028	3.125%	56,000,000	61,425,000
U.S. Treasury
09/15/2021	2.750%	25,000,000	25,556,641
12/15/2021	2.625%	40,000,000	40,878,125
01/31/2022	1.875%	15,000,000	15,052,734
03/15/2022	2.375%	46,000,000	46,819,375
06/15/2022	1.861%	27,000,000	27,037,969
09/30/2022	1.875%	46,200,000	46,427,391
11/30/2022	2.000%	22,000,000	22,199,375
05/31/2024	2.000%	5,000,000	5,059,375
05/15/2029	2.375%	11,000,000	11,367,813
05/15/2042	3.000%	16,700,000	18,283,891
11/15/2044	3.000%	20,000,000	21,846,875
02/15/2045	2.500%	23,000,000	22,913,750
05/15/2045	3.000%	11,000,000	12,029,531
11/15/2045	3.000%	8,000,000	8,755,000
11/15/2048	3.375%	18,150,000	21,365,953
Total U.S. Treasury Obligations (Cost $399,110,299)			412,041,259

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(i),(j)	28,656,219	28,653,354
Total Money Market Funds (Cost $28,653,354)		28,653,354
Total Investments in Securities (Cost: $1,935,676,854)		1,991,255,091
Other Assets & Liabilities, Net		16,564,912
Net Assets		2,007,820,003

At June 30, 2019, securities and/or cash totaling $2,245,773 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,441,219 CAD	10,207,099 USD	Goldman Sachs	09/18/2019	—	(71,814)
32,877,293,885 COP	10,180,242 USD	Goldman Sachs	09/18/2019	—	(1,495)
95,959,578 MXN	4,778,079 USD	Goldman Sachs	09/18/2019	—	(155,345)
7,894,588 NOK	929,352 USD	Goldman Sachs	09/18/2019	1,860	—
49,848,075 PEN	14,749,260 USD	Goldman Sachs	09/18/2019	—	(338,575)
570,166,963 PHP	10,802,709 USD	Goldman Sachs	09/18/2019	—	(282,060)
192,276,418 PLN	50,038,104 USD	Goldman Sachs	09/18/2019	—	(1,552,418)
14,754,824 USD	59,368,986 BRL	Goldman Sachs	09/18/2019	588,612	—
19,870,948 USD	26,730,697 CAD	Goldman Sachs	09/18/2019	570,836	—
9,739,458 USD	32,877,293,885 COP	Goldman Sachs	09/18/2019	442,278	—
4,933,305 USD	95,959,578 MXN	Goldman Sachs	09/18/2019	119	—
40,158,987 USD	350,391,180 NOK	Goldman Sachs	09/18/2019	1,006,555	—
1,079,097 USD	4,024,388 PLN	Goldman Sachs	09/18/2019	704	—
10,125,837 USD	37,690,389 PLN	Goldman Sachs	09/18/2019	—	(12,964)
30,320,958 USD	286,807,877 SEK	Goldman Sachs	09/18/2019	739,893	—
6,838,661,036 CLP	10,059,073 USD	Goldman Sachs	09/23/2019	—	(37,423)
9,212,361 EUR	10,543,492 USD	JPMorgan	09/18/2019	2,153	—
3,297,969 EUR	3,705,215 USD	JPMorgan	09/18/2019	—	(68,520)
15,274,742 USD	13,541,623 EUR	JPMorgan	09/18/2019	220,400	—
9,912,349 USD	192,525,840 MXN	JPMorgan	09/18/2019	—	(14,311)
8,635,483,259 HUF	30,062,759 USD	UBS	09/18/2019	—	(481,739)
72,065,450 ILS	20,010,399 USD	UBS	09/18/2019	—	(281,684)
1,093,512,792 JPY	10,054,458 USD	UBS	09/18/2019	—	(147,371)
22,881,218 NZD	14,905,512 USD	UBS	09/18/2019	—	(489,063)
25,153,601 USD	36,136,627 AUD	UBS	09/18/2019	276,894	—
10,135,267 USD	10,117,226 CHF	UBS	09/18/2019	303,359	—
10,157,017 USD	227,476,552 CZK	UBS	09/18/2019	27,392	—
10,101,654 USD	15,227,094 NZD	UBS	09/18/2019	143,196	—
4,972,278 USD	73,729,435 ZAR	UBS	09/18/2019	210,379	—
73,729,435 ZAR	4,945,828 USD	UBS	09/18/2019	—	(236,829)
Total				4,534,630	(4,171,611)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	308	09/2019	USD	47,922,875	1,242,809	—
U.S. Treasury 10-Year Note	90	09/2019	USD	11,517,188	159,018	—
U.S. Treasury 2-Year Note	1,278	09/2019	USD	274,999,641	1,404,474	—
U.S. Treasury Ultra 10-Year Note	54	09/2019	USD	7,458,750	85,812	—
U.S. Ultra Treasury Bond	107	09/2019	USD	18,999,188	589,031	—
Total					3,481,144	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(194)	09/2019	USD	(22,922,313)	—	(77,553)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	61

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $367,790,774, which represents 18.32% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	80,454,518	366,111,520	(417,909,819)	28,656,219	(220)	—	663,030	28,653,354
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	New Israeli Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	135,341,686	—	—	135,341,686
Commercial Mortgage-Backed Securities - Non-Agency	—	180,012,481	—	—	180,012,481
Corporate Bonds & Notes	—	624,739,253	—	—	624,739,253
Foreign Government Obligations	—	33,450,856	—	—	33,450,856
Municipal Bonds	—	32,849,306	—	—	32,849,306
Residential Mortgage-Backed Securities - Agency	—	389,088,791	—	—	389,088,791
Residential Mortgage-Backed Securities - Non-Agency	—	155,078,105	—	—	155,078,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	63

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
U.S. Treasury Obligations	412,041,259	—	—	—	412,041,259
Money Market Funds	—	—	—	28,653,354	28,653,354
Total Investments in Securities	412,041,259	1,550,560,478	—	28,653,354	1,991,255,091
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,534,630	—	—	4,534,630
Futures Contracts	3,481,144	—	—	—	3,481,144
Liability
Forward Foreign Currency Exchange Contracts	—	(4,171,611)	—	—	(4,171,611)
Futures Contracts	(77,553)	—	—	—	(77,553)
Total	415,444,850	1,550,923,497	—	28,653,354	1,995,021,701
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 6.0%
AGL Energy Ltd.	131,197	1,845,085
Aurizon Holdings Ltd.	2,807,782	10,658,819
Australia & New Zealand Banking Group Ltd.	73,457	1,458,073
BHP Group Ltd.	688,126	20,002,837
BlueScope Steel Ltd.	2,554,676	21,722,286
Brambles Ltd.	588,634	5,331,028
Caltex Australia Ltd.	267,182	4,650,891
CIMIC Group Ltd.	221,225	6,956,520
Cochlear Ltd.	12,306	1,791,703
Dexus Property Group	315,714	2,880,155
Fortescue Metals Group Ltd.	1,580,243	10,049,689
Goodman Group	233,344	2,466,395
GPT Group (The)	224,713	970,951
LendLease Group	268,581	2,454,272
Mirvac Group	6,290,752	13,848,054
Newcrest Mining Ltd.	659,720	14,821,418
Origin Energy Ltd.	617,596	3,175,746
QBE Insurance Group Ltd.	463,526	3,856,151
Rio Tinto Ltd.	68,654	5,027,206
Santos Ltd.	1,547,693	7,726,926
Scentre Group	745,361	2,011,565
South32 Ltd.	11,595,581	25,993,126
Stockland	403,495	1,183,065
Vicinity Centres	656,722	1,130,688
Washington H Soul Pattinson & Co., Ltd.	67,883	1,049,691
Woodside Petroleum Ltd.	480,827	12,332,524
Total		185,394,864
Belgium 0.6%
Ageas	130,295	6,780,598
KBC Group NV	46,342	3,041,209
Telenet Group Holding NV	18,024	1,004,343
UCB SA	76,894	6,381,405
Total		17,207,555
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 2.6%
Danske Bank A/S	198,827	3,150,077
H Lundbeck A/S	125,385	4,966,403
Novo Nordisk A/S, Class B	942,640	48,147,418
Ørsted A/S	121,159	10,481,345
Pandora A/S	377,193	13,417,513
Total		80,162,756
Finland 1.5%
Fortum OYJ	499,185	11,032,800
KONE OYJ, Class B	25,678	1,516,372
Neste OYJ	446,963	15,195,606
Nokia OYJ	239,012	1,190,469
Orion Oyj, Class B	158,101	5,797,707
Sampo OYJ, Class A	227,023	10,716,496
Total		45,449,450
France 10.1%
Alstom SA	45,794	2,122,578
AtoS	105,286	8,796,335
AXA SA	1,052,580	27,642,566
BNP Paribas SA	250,393	11,869,955
Capgemini SE	78,084	9,708,431
Cie de Saint-Gobain	65,763	2,568,031
CNP Assurances	104,771	2,378,132
Credit Agricole SA	190,766	2,276,357
Dassault Aviation SA	1,062	1,526,407
Dassault Systemes	60,915	9,716,267
Eiffage SA	63,025	6,228,731
Electricite de France SA	1,386,423	17,479,828
Engie SA	1,193,427	18,096,529
Gecina SA	7,424	1,110,945
Hermes International	9,585	6,909,818
Ipsen SA	85,160	11,615,463
Kering SA	13,025	7,687,656
L’Oreal SA	3,283	933,449
Pernod Ricard SA	84,179	15,503,792
Peugeot SA	670,922	16,513,046
Sanofi	410,286	35,457,868
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	65

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sartorius Stedim Biotech	19,175	3,023,575
Schneider Electric SE	260,529	23,573,420
SCOR SE	20,472	897,468
SES SA FDR	444,271	6,946,234
Societe BIC SA	31,296	2,383,977
Societe Generale SA	182,453	4,605,003
Total SA	608,185	34,115,402
Unibail-Rodamco-Westfield	30,682	4,596,561
Veolia Environnement SA	58,669	1,428,613
VINCI SA	156,560	15,988,802
Total		313,701,239
Germany 9.4%
Adidas AG	80,257	24,829,120
Allianz SE, Registered Shares	227,514	54,870,983
Deutsche Boerse AG	32,456	4,581,814
Deutsche Wohnen SE	59,493	2,180,010
E.ON SE	4,447,833	48,259,522
Fresenius Medical Care AG & Co. KGaA	164,402	12,911,021
Fresenius SE & Co. KGaA	70,575	3,832,223
Hochtief AG	35,605	4,335,943
KION Group AG	98,186	6,209,367
SAP SE	543,792	74,549,454
Siemens AG, Registered Shares	144,840	17,243,978
Siemens Healthineers AG	67,502	2,844,396
Vonovia SE	81,628	3,899,355
Wirecard AG	189,022	31,910,006
Total		292,457,192
Hong Kong 3.8%
CK Asset Holdings Ltd.	4,574,000	35,833,075
CK Hutchison Holdings Ltd.	172,000	1,696,565
CLP Holdings Ltd.	802,500	8,843,389
Henderson Land Development Co., Ltd.	2,796,900	15,420,219
HKT Trust & HKT Ltd.	4,306,000	6,835,183
Hong Kong Exchanges and Clearing Ltd.	198,500	7,015,008
Kerry Properties Ltd.	911,000	3,826,672
Link REIT (The)	152,500	1,876,576
New World Development Co., Ltd.	1,934,000	3,025,104
Sino Land Co., Ltd.	2,941,336	4,932,850
Sun Hung Kai Properties Ltd.	254,000	4,309,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Swire Properties Ltd.	1,289,000	5,211,063
WH Group Ltd.	13,722,000	13,919,501
Wharf Holdings Ltd. (The)	633,000	1,677,669
Yue Yuen Industrial Holdings Ltd.	1,064,000	2,918,363
Total		117,340,364
Italy 3.0%
Assicurazioni Generali SpA	342,948	6,456,882
Enel SpA	8,475,953	59,126,140
ENI SpA	720,159	11,974,321
Intesa Sanpaolo SpA	2,133,837	4,568,121
Leonardo-Finmeccanica SpA	731,810	9,284,134
UniCredit SpA	218,622	2,690,982
Total		94,100,580
Japan 22.2%
AGC, Inc.	189,000	6,547,314
Alfresa Holdings Corp.	132,200	3,269,452
Alps Electric Co., Ltd.	504,500	8,544,009
Amada Holdings Co., Ltd.	79,800	901,998
Astellas Pharma, Inc.	2,717,900	38,732,159
Bandai Namco Holdings, Inc.	135,600	6,579,943
Brother Industries Ltd.	171,400	3,246,552
Concordia Financial Group Ltd.	378,800	1,413,744
Dai Nippon Printing Co., Ltd.	80,000	1,708,577
Dai-ichi Life Holdings, Inc.	878,900	13,297,536
Daikin Industries Ltd.	39,300	5,145,900
Dainippon Sumitomo Pharma Co., Ltd.	364,900	6,946,834
Daiwa House Industry Co., Ltd.	96,000	2,805,189
Eisai Co., Ltd.	31,100	1,762,631
Fuji Electric Co., Ltd.	385,600	13,363,638
FUJIFILM Holdings Corp.	132,900	6,747,308
Fujitsu Ltd.	238,800	16,688,843
Hitachi High-Technologies Corp.	236,100	12,137,711
Hitachi Ltd.	805,000	29,618,135
Hoshizaki Corp.	60,900	4,541,392
Hoya Corp.	151,000	11,604,992
IHI Corp.	379,500	9,174,458
ITOCHU Corp.	770,300	14,756,658
Japan Airlines Co., Ltd.	1,291,900	41,231,940
Japan Post Holdings Co., Ltd.	441,400	4,998,861

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JTEKT Corp.	189,900	2,309,041
Kajima Corp.	138,700	1,907,744
Kamigumi Co., Ltd.	492,600	11,681,368
Konica Minolta, Inc.	164,500	1,602,819
Kose Corp.	46,500	7,848,361
Kyocera Corp.	87,600	5,739,879
Marubeni Corp.	1,985,400	13,178,610
Mazda Motor Corp.	889,700	9,209,645
MinebeaMitsumi, Inc.	256,300	4,366,729
Mitsubishi Corp.	540,800	14,290,846
Mitsubishi Electric Corp.	112,300	1,484,615
Mitsubishi Estate Co., Ltd.	210,500	3,923,185
Mitsubishi Gas Chemical Co., Inc.	83,600	1,118,183
Mitsubishi Heavy Industries Ltd.	141,100	6,153,663
Mitsubishi UFJ Financial Group, Inc.	3,239,100	15,427,752
Mitsui & Co., Ltd.	863,900	14,101,350
Mitsui Fudosan Co., Ltd.	150,500	3,657,781
MS&AD Insurance Group Holdings, Inc.	104,500	3,321,680
Nikon Corp.	895,800	12,737,918
Nintendo Co., Ltd.	30,800	11,300,481
Nippon Express Co., Ltd.	105,300	5,612,488
Nippon Prologis REIT, Inc.	602	1,390,537
Nippon Telegraph & Telephone Corp.	470,700	21,929,774
Nomura Research Institute Ltd.	100,500	1,616,166
NTT DoCoMo, Inc.	226,800	5,291,682
Obayashi Corp.	286,200	2,827,285
Olympus Corp.	485,100	5,398,623
Otsuka Corp.	22,000	887,195
Persol Holdings Co., Ltd.	229,300	5,406,000
Pola Orbis Holdings, Inc.	91,500	2,564,022
Recruit Holdings Co., Ltd.	44,700	1,496,641
Resona Holdings, Inc.	3,093,200	12,903,561
Secom Co., Ltd.	14,100	1,214,995
SG Holdings Co., Ltd.	174,500	4,961,793
Shimamura Co., Ltd.	16,800	1,257,750
Shinsei Bank Ltd.	833,900	12,977,434
Shionogi & Co., Ltd.	467,000	26,984,588
SoftBank Group Corp.	651,600	31,384,527
Sony Corp.	796,500	41,856,054
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Corp.	1,228,300	18,655,514
Sumitomo Heavy Industries Ltd.	414,400	14,316,649
Sumitomo Mitsui Financial Group, Inc.	364,600	12,923,499
Sumitomo Mitsui Trust Holdings, Inc.	47,800	1,736,651
Sumitomo Realty & Development Co., Ltd.	59,500	2,128,598
Sundrug Co., Ltd.	45,000	1,220,429
Suzuken Co., Ltd.	93,700	5,506,140
Sysmex Corp.	43,300	2,832,690
Taiheiyo Cement Corp.	142,800	4,335,508
Taisei Corp.	176,400	6,425,642
Taisho Pharmaceutical Holdings Co., Ltd.	19,900	1,532,815
THK Co., Ltd.	349,500	8,406,695
Tokio Marine Holdings, Inc.	29,000	1,455,086
Tokyo Electric Power Co. Holdings, Inc.(a)	474,400	2,477,822
Toyota Tsusho Corp.	101,800	3,092,361
Total		686,134,638
Jersey 0.1%
Amcor PLC	348,041	3,960,178
Macau 0.1%
Wynn Macau Ltd.	1,837,200	4,112,843
Netherlands 4.2%
Adyen NV(a)	7,784	6,004,466
ASML Holding NV	5,677	1,181,327
ING Groep NV	655,105	7,588,569
Koninklijke Ahold Delhaize NV	1,709,523	38,378,275
Koninklijke Philips NV	706,029	30,695,283
Randstad NV	68,060	3,735,325
Unilever NV-CVA	436,990	26,550,721
Wolters Kluwer NV	224,178	16,309,244
Total		130,443,210
Singapore 1.0%
Ascendas Real Estate Investment Trust	668,600	1,542,776
ComfortDelGro Corp., Ltd.	6,602,800	12,985,014
Genting Singapore Ltd.	1,357,400	923,516
Yangzijiang Shipbuilding Holdings Ltd.	14,818,100	16,788,458
Total		32,239,764

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	67

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.8%
ACS Actividades de Construccion y Servicios SA	168,739	6,751,081
Amadeus IT Group SA, Class A	48,755	3,863,615
Banco Bilbao Vizcaya Argentaria SA	3,364,728	18,767,383
Endesa SA	965,382	24,830,177
Iberdrola SA	4,638,810	46,184,831
International Consolidated Airlines Group SA	394,061	2,385,715
Red Electrica Corp. SA	698,917	14,557,128
Total		117,339,930
Sweden 3.3%
Alfa Laval AB	67,460	1,474,173
Essity AB, Class B	69,332	2,132,889
Investor AB, Class B	77,651	3,734,162
Lundin Petroleum AB	39,752	1,238,541
Sandvik AB	947,491	17,411,150
Skandinaviska Enskilda Banken AB, Class A	720,831	6,674,116
Skanska AB, Class B	202,571	3,660,247
Swedish Match AB	913,648	38,627,456
Telefonaktiebolaget LM Ericsson, Class B	1,623,899	15,413,606
Volvo AB, B Shares	736,495	11,702,668
Total		102,069,008
Switzerland 10.1%
Adecco Group AG, Registered Shares	79,872	4,800,098
Baloise Holding AG, Registered Shares	9,384	1,661,972
Coca-Cola HBC AG(a)	208,865	7,889,899
Nestlé SA, Registered Shares	706,527	73,141,259
Novartis AG, Registered Shares	631,118	57,615,884
Roche Holding AG, Genusschein Shares	311,025	87,456,455
Sonova Holding AG	177,232	40,337,757
Swiss Life Holding AG, Registered Shares	8,889	4,407,044
Zurich Insurance Group AG	98,329	34,213,518
Total		311,523,886
United Kingdom 15.2%
Anglo American PLC	1,054,148	30,115,337
Antofagasta PLC	142,911	1,688,082
Ashtead Group PLC	57,039	1,634,244
Associated British Foods PLC	94,577	2,960,761
AstraZeneca PLC	28,278	2,311,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Auto Trader Group PLC	180,020	1,253,798
Aviva PLC	4,267,352	22,602,274
BAE Systems PLC	365,213	2,295,321
Barclays Bank PLC	18,634,474	35,443,703
Barratt Developments PLC	412,029	2,998,331
Berkeley Group Holdings PLC	24,711	1,171,140
BHP Group PLC	2,006,544	51,316,068
BP PLC	4,842,378	33,735,706
British American Tobacco PLC	183,425	6,404,455
BT Group PLC	4,554,350	11,387,388
Burberry Group PLC	1,211,563	28,716,694
Centrica PLC	18,009,620	20,076,500
Diageo PLC	214,562	9,234,805
Direct Line Insurance Group PLC	2,782,026	11,727,013
Evraz PLC	393,205	3,329,402
Experian PLC	45,840	1,388,473
Glencore PLC(a)	948,529	3,282,788
Imperial Brands PLC	233,982	5,490,423
Legal & General Group PLC	644,888	2,209,395
Lloyds Banking Group PLC	5,426,272	3,897,256
London Stock Exchange Group PLC	52,786	3,678,361
Meggitt PLC	223,435	1,488,616
Micro Focus International PLC	175,164	4,606,811
Next PLC	20,877	1,461,951
Persimmon PLC	107,022	2,718,888
RELX PLC	97,963	2,376,039
Rio Tinto PLC	794,846	49,195,462
Royal Bank of Scotland Group PLC	569,574	1,588,604
Royal Dutch Shell PLC, Class A	1,173,340	38,294,979
Royal Dutch Shell PLC, Class B	789,013	25,853,341
RSA Insurance Group PLC	350,615	2,569,501
Sage Group PLC (The)	127,505	1,300,371
Segro PLC	205,640	1,909,266
Standard Life Aberdeen PLC	2,934,811	10,980,761
Taylor Wimpey PLC	495,900	995,099
Unilever PLC	204,661	12,704,385

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC	7,571,825	12,410,695
Total		470,804,260
Total Common Stocks (Cost $2,894,354,659)		3,004,441,717

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Germany 0.0%
Porsche Automobil Holding SE	25,531	1,654,012
Total Preferred Stocks (Cost $2,357,376)		1,654,012
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	58,855,695	58,849,809
Total Money Market Funds (Cost $58,849,872)		58,849,809
Total Investments in Securities (Cost $2,955,561,907)		3,064,945,538
Other Assets & Liabilities, Net		32,871,624
Net Assets		$3,097,817,162

At June 30, 2019, securities and/or cash totaling $2,673,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	540	09/2019	USD	51,929,100	1,435,781	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	68,812,009	84,997,259	(94,953,573)	58,855,695	85	(63)	834,046	58,849,809
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	69

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	185,394,864	—	—	185,394,864
Belgium	—	17,207,555	—	—	17,207,555
Denmark	—	80,162,756	—	—	80,162,756
Finland	—	45,449,450	—	—	45,449,450
France	—	313,701,239	—	—	313,701,239
Germany	—	292,457,192	—	—	292,457,192
Hong Kong	—	117,340,364	—	—	117,340,364
Italy	—	94,100,580	—	—	94,100,580
Japan	—	686,134,638	—	—	686,134,638
Jersey	—	3,960,178	—	—	3,960,178
Macau	—	4,112,843	—	—	4,112,843
Netherlands	—	130,443,210	—	—	130,443,210
Singapore	—	32,239,764	—	—	32,239,764
Spain	—	117,339,930	—	—	117,339,930
Sweden	—	102,069,008	—	—	102,069,008
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	311,523,886	—	—	311,523,886
United Kingdom	—	470,804,260	—	—	470,804,260
Total Common Stocks	—	3,004,441,717	—	—	3,004,441,717
Preferred Stocks
Germany	—	1,654,012	—	—	1,654,012
Total Preferred Stocks	—	1,654,012	—	—	1,654,012
Money Market Funds	—	—	—	58,849,809	58,849,809
Total Investments in Securities	—	3,006,095,729	—	58,849,809	3,064,945,538
Investments in Derivatives
Asset
Futures Contracts	1,435,781	—	—	—	1,435,781
Total	1,435,781	3,006,095,729	—	58,849,809	3,066,381,319
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	71

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Real Estate 99.0%
Diversified REITs 9.1%
Alexander & Baldwin, Inc.	40,422	933,748
Empire State Realty Trust, Inc., Class A	439,460	6,508,402
Liberty Property Trust	142,350	7,123,194
STORE Capital Corp.	152,140	5,049,527
VEREIT, Inc.	1,710,390	15,410,614
WP Carey, Inc.	134,144	10,889,810
Total Diversified REITs		45,915,295
Health Care REITs 12.0%
HCP, Inc.	509,120	16,281,658
Healthcare Trust of America, Inc., Class A	274,438	7,527,834
Sabra Health Care REIT, Inc.	287,300	5,656,937
Ventas, Inc.	408,170	27,898,420
Welltower, Inc.	37,440	3,052,483
Total Health Care REITs		60,417,332
Hotel & Resort REITs 5.6%
Chesapeake Lodging Trust	182,327	5,181,733
DiamondRock Hospitality Co.	186,235	1,925,670
Host Hotels & Resorts, Inc.	335,960	6,121,191
MGM Growth Properties LLC, Class A	115,060	3,526,589
Park Hotels & Resorts, Inc.	230,390	6,349,549
Sunstone Hotel Investors, Inc.	382,030	5,237,631
Total Hotel & Resort REITs		28,342,363
Industrial REITs 10.0%
Americold Realty Trust	187,470	6,077,777
Duke Realty Corp.	225,865	7,139,593
Industrial Logistics Properties Trust	108,365	2,256,159
ProLogis, Inc.	354,160	28,368,216
Rexford Industrial Realty, Inc.	39,010	1,574,834
STAG Industrial, Inc.	155,500	4,702,320
Total Industrial REITs		50,118,899
Office REITs 10.5%
Alexandria Real Estate Equities, Inc.	82,840	11,687,895
Boston Properties, Inc.	68,092	8,783,868
Brandywine Realty Trust	262,280	3,755,850
Columbia Property Trust, Inc.	273,028	5,662,601
Common Stocks (continued)
Issuer	Shares	Value ($)
Highwoods Properties, Inc.	51,410	2,123,233
JBG SMITH Properties	113,745	4,474,728
Kilroy Realty Corp.	149,580	11,040,500
Mack-Cali Realty Corp.	227,224	5,292,047
Total Office REITs		52,820,722
Residential REITs 19.8%
American Homes 4 Rent, Class A	286,410	6,962,627
AvalonBay Communities, Inc.	117,140	23,800,505
Camden Property Trust	100,313	10,471,674
Equity Residential	263,140	19,977,589
Essex Property Trust, Inc.	15,197	4,436,460
Invitation Homes, Inc.	430,091	11,496,333
Mid-America Apartment Communities, Inc.	25,525	3,005,824
Sun Communities, Inc.	115,580	14,816,200
UDR, Inc.	110,183	4,946,115
Total Residential REITs		99,913,327
Retail REITs 14.1%
Brixmor Property Group, Inc.	237,610	4,248,467
Federal Realty Investment Trust	30,553	3,934,004
Kite Realty Group Trust	55,748	843,467
Macerich Co. (The)	151,297	5,066,936
National Retail Properties, Inc.	59,830	3,171,588
Realty Income Corp.	151,220	10,429,643
Regency Centers Corp.	84,740	5,655,548
Retail Opportunity Investments Corp.	235,640	4,036,513
Retail Properties of America, Inc., Class A	558,560	6,568,666
Simon Property Group, Inc.	128,860	20,586,674
Taubman Centers, Inc.	112,541	4,595,049
Urban Edge Properties	109,251	1,893,320
Total Retail REITs		71,029,875
Specialized REITs 17.9%
Coresite Realty Corp.	38,168	4,395,809
CubeSmart	307,400	10,279,456
CyrusOne, Inc.	210,650	12,158,718
Digital Realty Trust, Inc.	21,524	2,535,312
Equinix, Inc.	50,625	25,529,681
Extra Space Storage, Inc.	78,840	8,364,924
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iron Mountain, Inc.	312,100	9,768,730
Public Storage	60,300	14,361,651
VICI Properties, Inc.	129,120	2,845,805
Total Specialized REITs		90,240,086
Total Real Estate		498,797,899
Total Common Stocks (Cost: $455,231,059)		498,797,899

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	2,623,469	2,623,207
Total Money Market Funds (Cost: $2,623,207)		2,623,207
Total Investments in Securities (Cost $457,854,266)		501,421,106
Other Assets & Liabilities, Net		2,360,069
Net Assets		$503,781,175

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	2,630,396	27,246,715	(27,253,642)	2,623,469	182	—	32,545	2,623,207
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	73

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	498,797,899	—	—	—	498,797,899
Money Market Funds	—	—	—	2,623,207	2,623,207
Total Investments in Securities	498,797,899	—	—	2,623,207	501,421,106
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 6.5%
AMP Ltd.	508,990	759,252
Aurizon Holdings Ltd.	64,744	245,779
Australia & New Zealand Banking Group Ltd.	738,570	14,660,130
Bank of Queensland Ltd.	93,129	623,612
Bendigo & Adelaide Bank Ltd.	163,791	1,333,175
BlueScope Steel Ltd.	200,501	1,704,850
Boral Ltd.	252,632	911,095
Crown Resorts Ltd.	14,900	130,233
Downer EDI Ltd.	137,713	669,894
Fortescue Metals Group Ltd.	837,484	5,326,050
Harvey Norman Holdings Ltd.	69,846	199,870
Incitec Pivot Ltd.	464,784	1,113,935
LendLease Group	100,070	914,432
National Australia Bank Ltd.	260,258	4,888,710
Newcrest Mining Ltd.	69,477	1,560,886
Oil Search Ltd.	23,359	116,488
Origin Energy Ltd.	310,579	1,597,031
QBE Insurance Group Ltd.	166,758	1,387,288
Qube Holdings Ltd.	81,490	174,140
Santos Ltd.	531,792	2,654,995
South32 Ltd.	1,433,510	3,213,414
Star Entertainment Group Ltd. (The)	215,065	622,729
Suncorp Group Ltd.	204,210	1,933,784
Tabcorp Holdings Ltd	265,544	829,668
Westpac Banking Corp.	44,468	886,259
Whitehaven Coal Ltd.	281,802	726,163
Woodside Petroleum Ltd.	194,959	5,000,419
WorleyParsons Ltd.	44,831	466,031
Total		54,650,312
Austria 0.1%
Raiffeisen Bank International AG	23,932	561,940
voestalpine AG	4,596	142,084
Total		704,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.0%
Ageas	35,692	1,857,424
KBC Group NV	38,425	2,521,653
Solvay SA	30,862	3,205,042
UCB SA	7,243	601,094
Total		8,185,213
Denmark 2.1%
AP Moller - Maersk A/S, Class A	630	732,660
AP Moller - Maersk A/S, Class B	631	785,164
Carlsberg A/S, Class B	34,746	4,610,700
Danske Bank A/S	53,889	853,780
Demant A/S(a)	11,569	360,086
DSV A/S	21,255	2,092,980
H Lundbeck A/S	16,074	636,679
ISS A/S	69,628	2,105,048
Rockwool International A/S, Class B	1,734	443,617
Tryg AS	19,545	636,003
Vestas Wind Systems A/S	47,355	4,102,540
Total		17,359,257
Finland 0.8%
Fortum OYJ	92,849	2,052,114
Nokia OYJ	88,797	442,279
Stora Enso OYJ, Class R	69,658	819,713
UPM-Kymmene OYJ	115,578	3,075,189
Total		6,389,295
France 11.0%
Amundi SA(b)	8,662	604,779
Arkema SA	10,953	1,018,239
AXA SA	144,979	3,807,399
BNP Paribas SA	157,720	7,476,764
Bollore SA	163,245	720,306
Bouygues SA	77,217	2,859,578
Carrefour SA	154,913	2,991,054
Cie de Saint-Gobain	105,712	4,128,031
Cie Generale des Etablissements Michelin CSA	39,553	5,001,141
CNP Assurances	47,876	1,086,708
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	75

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Credit Agricole SA	128,369	1,531,792
Electricite de France SA	132,766	1,673,895
Engie SA	201,762	3,059,418
Iliad SA	971	109,041
Natixis SA	140,783	566,875
Orange SA	493,840	7,789,389
Peugeot SA	254,862	6,272,783
Renault SA	96,311	6,055,098
Sanofi	4,825	416,988
SCOR SE	42,951	1,882,921
SES SA FDR	15,776	246,660
Societe Generale SA	120,651	3,045,158
Total SA	529,182	29,683,824
Valeo SA	25,661	835,418
Total		92,863,259
Germany 7.1%
Allianz SE, Registered Shares	4,856	1,171,152
BASF SE	12,284	893,652
Bayer AG, Registered Shares	87,351	6,058,693
Bayerische Motoren Werke AG	148,903	11,006,534
Commerzbank AG	269,653	1,936,465
Continental AG	5,513	802,798
Daimler AG, Registered Shares	296,961	16,562,055
Deutsche Bank AG, Registered Shares	226,269	1,744,775
Deutsche Bank AG, Registered Shares	82,065	626,156
Deutsche Lufthansa AG, Registered Shares	126,604	2,170,730
Evonik Industries AG	35,971	1,048,118
Fraport AG Frankfurt Airport Services Worldwide	8,197	705,559
Hapag-Lloyd AG(b)	5,457	238,917
HeidelbergCement AG	50,186	4,061,322
Innogy SE	15,247	652,752
Metro AG	21,106	385,665
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,797	951,747
RWE AG	99,631	2,458,454
Talanx AG	34,747	1,505,737
Telefonica Deutschland Holding AG	213,589	596,737
Uniper SE	64,991	1,969,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Volkswagen AG	14,852	2,547,511
Total		60,094,880
Hong Kong 3.9%
BOC Aviation Ltd.(b)	58,500	490,252
Cathay Pacific Airways Ltd.	479,000	715,841
CK Asset Holdings Ltd.	146,500	1,147,692
CK Hutchison Holdings Ltd.	702,768	6,931,928
Guoco Group Ltd.	2,000	31,247
Hang Lung Group Ltd.	226,000	627,296
Hang Lung Properties Ltd.	426,000	1,013,460
Henderson Land Development Co., Ltd.	136,748	753,934
Kerry Properties Ltd.	264,500	1,111,037
MTR Corp.	142,505	959,891
New World Development Co., Ltd.	1,820,638	2,847,787
NWS Holdings Ltd.	381,296	784,238
PCCW Ltd.	250,000	144,269
Shangri-La Asia Ltd.	338,000	425,670
Sino Land Co., Ltd.	666,266	1,117,380
SJM Holdings Ltd.	496,000	564,016
Sun Hung Kai Properties Ltd.	292,476	4,961,875
Swire Pacific Ltd., Class A	251,000	3,084,102
Swire Pacific Ltd., Class B	480,000	910,500
WH Group Ltd.	1,334,000	1,353,200
Wharf Holdings Ltd. (The)	285,000	755,349
Wheelock & Co., Ltd.	184,000	1,321,232
Yue Yuen Industrial Holdings Ltd.	207,500	569,136
Total		32,621,332
Ireland 0.6%
AIB Group PLC	51,649	211,193
Bank of Ireland Group PLC	93,845	490,962
CRH PLC	69,274	2,264,376
CRH PLC, ADR	53,470	1,751,142
Flutter Entertainment PLC	6,369	478,999
Total		5,196,672

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.3%
Bank Hapoalim BM(a)	218,654	1,623,774
Bank Leumi Le-Israel BM	94,334	681,850
Israel Discount Bank Ltd.	53,600	218,549
Teva Pharmaceutical Industries Ltd., ADR(a)	8,688	80,190
Total		2,604,363
Italy 2.0%
Assicurazioni Generali SpA	16,778	315,889
ENI SpA	220,255	3,662,253
Fiat Chrysler Automobiles NV	232,198	3,222,545
Fiat Chrysler Automobiles NV	3,688	50,968
Intesa Sanpaolo SpA	772,736	1,654,275
Mediobanca Banca di Credito Finanziario SpA	50,757	523,396
Telecom Italia SpA(a)	6,288,644	3,433,322
UniCredit SpA	295,851	3,641,581
Total		16,504,229
Japan 23.9%
AGC, Inc.	89,600	3,103,912
Aisin Seiki Co., Ltd.	20,800	717,500
Amada Holdings Co., Ltd.	24,400	275,799
Aozora Bank Ltd.	12,500	300,558
Asahi Kasei Corp.	22,000	235,192
Bank of Kyoto Ltd. (The)	12,800	496,255
Brother Industries Ltd.	10,100	191,308
Canon Marketing Japan, Inc.	8,100	177,205
Chiba Bank Ltd. (The)	123,800	606,245
Chugoku Bank Ltd. (The)	41,000	362,082
Citizen Watch Co., Ltd.	129,200	664,817
Coca-Cola Bottlers Japan Holdings, Inc.	28,125	713,366
Concordia Financial Group Ltd.	238,400	889,748
Cosmo Energy Holdings Co., Ltd.	11,500	260,629
Credit Saison Co., Ltd.	19,000	222,989
Dai Nippon Printing Co., Ltd.	54,800	1,170,375
Daicel Corp.	43,500	387,669
Daido Steel Co., Ltd.	5,600	213,026
Dai-ichi Life Holdings, Inc.	147,400	2,230,125
Daio Paper Corp.	12,800	150,815
Daiwa Securities Group, Inc.	182,900	803,012
Common Stocks (continued)
Issuer	Shares	Value ($)
DeNA Co., Ltd.	12,000	230,071
Denka Co., Ltd.	21,500	639,836
Denso Corp.	55,300	2,331,786
Dentsu, Inc.	11,700	409,190
DIC Corp.	19,400	513,689
Dowa Holdings	16,200	520,744
Ebara Corp.	28,900	787,786
Fuji Media Holdings, Inc.	11,100	155,042
FUJIFILM Holdings Corp.	5,300	269,080
Fukuoka Financial Group, Inc.	37,800	692,247
Fukuyama Transporting Co., Ltd.	4,900	177,638
Furukawa Electric Co., Ltd.	17,000	500,190
Fuyo General Lease Co., Ltd.	2,600	148,345
Glory Ltd.	9,800	259,355
GS Yuasa Corp.	7,900	152,746
Gunma Bank Ltd. (The)	66,100	231,879
Hachijuni Bank Ltd. (The)	73,000	298,115
Hankyu Hanshin Holdings, Inc.	66,200	2,375,406
Heiwa Corp.	8,600	176,917
Hiroshima Bank Ltd. (The)	13,000	62,759
Hitachi Capital Corp.	17,700	394,383
Hitachi Chemical Co., Ltd.	28,000	763,160
Hitachi Ltd.	127,800	4,702,109
Hitachi Metals Ltd.	73,300	831,198
Hokuhoku Financial Group, Inc.	8,000	83,358
Honda Motor Co., Ltd.	494,500	12,787,171
Ibiden Co., Ltd.	59,700	1,048,930
Idemitsu Kosan Co., Ltd.	34,000	1,028,330
Iida Group Holdings Co., Ltd.	36,800	595,787
Inpex Corp.	296,800	2,689,995
Isetan Mitsukoshi Holdings Ltd.	56,500	458,643
ITOCHU Corp.	139,500	2,672,405
Itoham Yonekyu Holdings, Inc.	20,000	136,459
Iyo Bank Ltd. (The)	45,000	227,675
J. Front Retailing Co., Ltd.	61,200	703,083
Japan Post Holdings Co., Ltd.	73,100	827,859
JFE Holdings, Inc.	186,400	2,744,706
JGC Corp.	6,700	91,663
JSR Corp.	15,100	239,189

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	77

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JTEKT Corp.	101,000	1,228,084
JXTG Holdings, Inc.	490,100	2,442,610
Kamigumi Co., Ltd.	27,100	642,641
Kandenko Co., Ltd.	21,400	179,172
Kaneka Corp.	22,400	844,541
Kawasaki Heavy Industries Ltd.	22,900	540,078
Kinden Corp.	15,600	239,438
Kobe Steel Ltd.	119,700	785,675
Kokuyo Co., Ltd.	6,100	85,570
Konica Minolta, Inc.	281,400	2,741,844
K’s Holdings Corp.	46,800	441,906
Kuraray Co., Ltd.	149,800	1,794,485
Kyocera Corp.	8,600	563,504
Kyushu Financial Group, Inc.	52,800	209,277
Lintec Corp.	3,800	79,333
LIXIL Group Corp.	75,100	1,191,313
Mabuchi Motor Co., Ltd.	3,500	120,077
Maeda Corp.	26,200	210,414
Maeda Road Construction Co., Ltd.	11,700	246,677
Marubeni Corp.	168,100	1,115,808
Maruichi Steel Tube Ltd.	4,100	114,100
Mazda Motor Corp.	265,500	2,748,298
Mebuki Financial Group, Inc.	71,250	186,185
Medipal Holdings Corp.	5,900	130,499
Mitsubishi Chemical Holdings Corp.	174,400	1,221,029
Mitsubishi Corp.	141,400	3,736,549
Mitsubishi Gas Chemical Co., Inc.	47,300	632,656
Mitsubishi Heavy Industries Ltd.	39,900	1,740,122
Mitsubishi Logistics Corp.	12,000	330,491
Mitsubishi Materials Corp.	63,800	1,817,582
Mitsubishi Motors Corp.	65,300	313,642
Mitsubishi Tanabe Pharma Corp.	20,100	223,686
Mitsubishi UFJ Financial Group, Inc.	1,221,300	5,817,021
Mitsubishi UFJ Lease & Finance Co., Ltd.	288,900	1,535,198
Mitsui & Co., Ltd.	161,600	2,637,780
Mitsui Chemicals, Inc.	61,800	1,535,389
Mitsui Fudosan Co., Ltd.	5,600	136,103
Mitsui OSK Lines Ltd.	34,200	821,245
Mizuho Financial Group, Inc.	2,388,900	3,473,763
Common Stocks (continued)
Issuer	Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	48,100	1,528,926
Nagase & Co., Ltd.	19,500	293,142
NEC Corp.	72,900	2,876,710
NGK Insulators Ltd.	92,700	1,355,670
NH Foods Ltd.	25,000	1,071,871
NHK Spring Co., Ltd.	96,800	748,318
Nikkon Holdings Co., Ltd.	8,100	186,242
Nikon Corp.	44,100	627,084
Nippo Corp.	30,300	598,006
Nippon Electric Glass Co., Ltd.	18,100	460,033
Nippon Express Co., Ltd.	23,900	1,273,870
Nippon Paper Industries Co., Ltd.	66,000	1,170,422
Nippon Shokubai Co., Ltd.	10,200	676,146
Nippon Steel Corp.	207,000	3,562,479
Nippon Yusen KK	73,800	1,187,760
Nipro Corp.	14,800	164,456
Nissan Motor Co., Ltd.	697,900	4,998,687
NOK Corp.	39,200	588,895
Nomura Holdings, Inc.	346,900	1,228,088
Nomura Real Estate Holdings, Inc.	44,100	949,871
NSK Ltd.	62,500	558,645
NTN Corp.	47,400	141,290
Obayashi Corp.	84,600	835,738
Oji Holdings Corp.	258,700	1,498,548
ORIX Corp.	187,800	2,806,651
Rengo Co., Ltd.	55,900	450,052
Resona Holdings, Inc.	240,650	1,003,893
Ricoh Co., Ltd.	153,600	1,536,644
Rohm Co., Ltd.	9,000	606,383
Sankyo Co., Ltd.	5,000	181,290
Sega Sammy Holdings, Inc.	9,700	118,094
Seino Holdings Corp.	36,000	480,805
Sekisui House Ltd.	75,600	1,245,631
Shimamura Co., Ltd.	3,600	269,518
Shimizu Corp.	43,900	365,519
Shinsei Bank Ltd.	33,400	519,782
Shizuoka Bank Ltd. (The)	80,000	590,775
Showa Denko KK	5,500	162,763
Sojitz Corp.	303,600	977,040

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sompo Holdings, Inc.	44,900	1,736,803
Sumitomo Chemical Co., Ltd.	548,000	2,551,676
Sumitomo Corp.	119,900	1,821,050
Sumitomo Electric Industries Ltd.	306,000	4,027,760
Sumitomo Forestry Co., Ltd.	47,000	564,971
Sumitomo Heavy Industries Ltd.	33,300	1,150,445
Sumitomo Metal Mining Co., Ltd.	33,400	1,001,217
Sumitomo Mitsui Financial Group, Inc.	272,000	9,641,228
Sumitomo Mitsui Trust Holdings, Inc.	32,400	1,177,144
Sumitomo Osaka Cement Co., Ltd.	13,000	517,588
Sumitomo Rubber Industries Ltd.	92,600	1,072,517
T&D Holdings, Inc.	100,500	1,093,794
Taiheiyo Cement Corp.	34,700	1,053,516
Takashimaya Co., Ltd.	42,700	468,612
Takeda Pharmaceutical Co., Ltd.	82,927	2,949,948
TDK Corp.	7,900	615,362
Teijin Ltd.	67,900	1,160,043
THK Co., Ltd.	11,300	271,804
Toda Corp.	55,100	305,480
Toho Holdings Co., Ltd.	13,000	291,699
Tokai Rika Co., Ltd.	8,200	135,537
Tokio Marine Holdings, Inc.	3,900	195,684
Tokyo Broadcasting System Holdings, Inc.	6,900	118,057
Tokyo Tatemono Co., Ltd.	36,000	400,777
Tokyu Fudosan Holdings Corp	124,300	687,903
Toppan Printing Co., Ltd.	55,600	845,470
Tosoh Corp.	74,800	1,055,049
Toyo Seikan Group Holdings Ltd.	41,700	829,113
Toyoda Gosei Co., Ltd.	29,600	578,483
Toyota Industries Corp.	20,400	1,125,114
Toyota Motor Corp.	249,574	15,489,522
Toyota Tsusho Corp.	28,700	871,815
TS Tech Co., Ltd.	9,500	259,493
Ube Industries Ltd.	15,500	322,476
Universal Entertainment Corp.	2,800	83,848
Wacoal Holdings Corp.	2,500	64,960
Yamada Denki Co., Ltd.	136,800	605,433
Yamaguchi Financial Group, Inc.	49,100	336,017
Yokohama Rubber Co., Ltd. (The)	52,600	968,464
Common Stocks (continued)
Issuer	Shares	Value ($)
Zeon Corp.	44,400	495,375
Total		201,822,320
Netherlands 3.6%
ABN AMRO Bank NV	54,075	1,157,070
Aegon NV	369,527	1,835,607
Akzo Nobel NV	4,501	422,960
ArcelorMittal	172,832	3,091,615
ASR Nederland NV	5,124	208,195
ING Groep NV	437,772	5,071,039
Koninklijke Ahold Delhaize NV	391,616	8,791,661
Koninklijke DSM NV	46,732	5,766,002
Koninklijke Philips NV	29,332	1,275,237
Koninklijke Vopak NV	6,435	296,336
NN Group NV	39,322	1,580,701
Randstad NV	20,314	1,114,890
Total		30,611,313
New Zealand 0.3%
Air New Zealand Ltd.	217,789	388,257
Auckland International Airport Ltd.	168,910	1,118,229
EBOS Group Ltd.	16,463	256,098
Fletcher Building Ltd.	252,517	822,823
Fonterra Co-operative Group Ltd.(a)	28,970	74,947
Ryman Healthcare Ltd.	12,292	97,081
Total		2,757,435
Norway 0.8%
Austevoll Seafood ASA	12,521	131,605
DNB ASA	113,569	2,116,205
Equinor ASA	25,844	512,677
Norsk Hydro ASA	281,301	1,007,548
SpareBank 1 SR-Bank ASA	22,923	279,458
Storebrand ASA	119,453	879,177
Subsea 7 SA	63,896	772,598
Yara International ASA	16,042	779,332
Total		6,478,600
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	1
EDP Renovaveis SA	110,634	1,134,733
Total		1,134,734

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	79

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.3%
CapitaLand Ltd.	587,100	1,533,053
City Developments Ltd.	138,100	967,381
Frasers Property Ltd.	88,900	122,870
Golden Agri-Resources Ltd.	1,874,100	402,358
Hongkong Land Holdings Ltd.	125,700	810,228
Hutchison Port Holdings Trust	2,203,700	506,602
Keppel Corp., Ltd.	525,500	2,589,346
Olam International Ltd.	146,000	212,762
SembCorp Industries Ltd.	314,500	560,559
Singapore Airlines Ltd.	304,900	2,089,282
Singapore Press Holdings Ltd.	45,700	82,431
UOL Group Ltd.	86,489	483,136
Wilmar International Ltd.	311,400	852,440
Total		11,212,448
Spain 2.3%
Banco Bilbao Vizcaya Argentaria SA	38,841	216,643
Banco de Sabadell SA	1,239,814	1,285,106
Banco Santander SA	3,144,934	14,575,682
Bankia SA	218,026	514,977
Repsol SA	207,909	3,262,684
Total		19,855,092
Sweden 2.6%
Billerudkorsnas AB	68,291	909,911
Boliden AB	115,053	2,948,110
Dometic Group AB(b)	4,845	48,581
Getinge AB, Series CPO	47,280	745,575
Holmen AB, Class B	26,696	570,299
ICA Gruppen AB	13,575	583,572
Intrum Justitia AB	12,516	321,731
Millicom International Cellular SA, SDR	12,641	711,581
Nordea Bank Abp	322,484	2,341,618
Pandox AB	8,462	155,947
Skandinaviska Enskilda Banken AB, Class A	316,379	2,929,327
SKF AB, Class B	59,810	1,101,063
SSAB AB, Class A	55,958	195,386
SSAB AB, Class B	93,035	283,832
Svenska Cellulosa AB SCA, Class A	12,348	125,357
Common Stocks (continued)
Issuer	Shares	Value ($)
Svenska Cellulosa AB, Class B	115,131	1,001,560
Svenska Handelsbanken AB, Class A	178,999	1,766,487
Svenska Handelsbanken AB, Class B	6,408	65,552
Swedbank AB, Class A	19,777	297,730
Telia Co. AB	858,802	3,807,343
Trelleborg AB, Class B	56,393	801,684
Total		21,712,246
Switzerland 9.9%
ABB Ltd.	179,776	3,604,179
Adecco Group AG, Registered Shares	77,206	4,639,879
Alcon, Inc.(a)	40,017	2,471,035
Baloise Holding AG, Registered Shares	15,941	2,823,263
Banque Cantonale Vaudoise, Registered Shares	251	195,451
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	81,336
Cie Financiere Richemont SA, Class A, Registered Shares	73,273	6,226,487
Clariant AG, Registered Shares(a)	130,761	2,660,335
Credit Suisse Group AG, Registered Shares(a)	227,040	2,717,481
Flughafen Zurich AG, Registered Shares	5,380	1,013,249
Helvetia Holding AG, Registered Shares, ADR	3,600	451,907
Julius Baer Group Ltd.(a)	36,020	1,604,838
LafargeHolcim Ltd., Registered Shares(a)	93,082	4,551,387
Lonza Group AG, Registered Shares(a)	8,062	2,721,674
Novartis AG, Registered Shares	189,487	17,298,605
Swatch Group AG (The)	14,518	4,161,773
Swatch Group AG (The), Registered Shares	20,398	1,105,410
Swiss Life Holding AG, Registered Shares	6,130	3,039,169
Swiss Prime Site AG(a)	7,480	653,271
Swiss Re AG	27,246	2,768,670
Swisscom AG	4,149	2,084,002
UBS AG(a)	438,725	5,214,354
UBS Group AG, Registered Shares(a)	62,395	739,381
Vifor Pharma AG	3,847	556,038
Zurich Insurance Group AG	29,876	10,395,337
Total		83,778,511

The accompanying Notes to Financial Statements are an integral part of this statement.
80	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 16.8%
3i Group PLC	88,646	1,254,158
Anglo American PLC	359,376	10,266,802
Antofagasta PLC	87,027	1,027,974
Aviva PLC	1,185,261	6,277,803
Barclays Bank PLC	1,692,481	3,219,184
Barclays Bank PLC, ADR	75,959	578,048
Barratt Developments PLC	392,955	2,859,530
BP PLC, ADR	347,851	14,505,387
British American Tobacco PLC	193,394	6,752,531
British American Tobacco, ADR	24,037	838,170
Glencore PLC(a)	1,668,197	5,773,506
HSBC Holdings PLC, ADR	397,399	16,587,434
Investec PLC	68,487	445,209
J. Sainsbury PLC	1,263,224	3,139,107
John Wood Group PLC	37,873	218,072
Kingfisher PLC	545,566	1,487,038
Lloyds Banking Group PLC	11,944,271	8,578,612
Melrose Industries PLC	500,917	1,151,488
Micro Focus International PLC, ADR	26,899	704,485
Pearson PLC	101,366	1,054,617
Pearson PLC, ADR	105,480	1,092,773
Phoenix Group Holdings PLC	65,804	593,442
Royal Bank of Scotland Group PLC, ADR	226,371	1,285,787
Royal Dutch Shell PLC, ADR, Class A	205,825	13,393,033
Royal Dutch Shell PLC, ADR, Class B	282,991	18,603,828
Standard Chartered PLC	321,685	2,918,282
Standard Life Aberdeen PLC	136,130	509,338
Vodafone Group PLC	8,704,888	14,267,856
Common Stocks (continued)
Issuer	Shares	Value ($)
WPP PLC	192,576	2,425,775
WPP PLC, ADR	3,708	233,270
Total		142,042,539
Total Common Stocks (Cost $853,439,050)		818,578,074

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Germany 1.6%
BMW AG	19,402	1,202,175
Porsche Automobil Holding SE	28,331	1,835,409
Volkswagen AG	61,120	10,294,914
Total		13,332,498
Total Preferred Stocks (Cost $17,510,751)		13,332,498

Rights 0.0%
Issuer	Shares	Value ($)
Spain 0.0%
Repsol SA(a)	218,852	121,392
Total Rights (Cost $123,866)		121,392

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(e),(f)	2,147,682	2,147,467
Total Money Market Funds (Cost $2,147,467)		2,147,467
Total Investments in Securities (Cost $873,221,134)		834,179,431
Other Assets & Liabilities, Net		9,856,875
Net Assets		$844,036,306

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $1,382,529, which represents 0.16% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	81

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	3,104,302	41,320,986	(42,277,606)	2,147,682	(123)	—	26,140	2,147,467
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	54,650,312	—	—	54,650,312
Austria	—	704,024	—	—	704,024
Belgium	—	8,185,213	—	—	8,185,213
Denmark	—	17,359,257	—	—	17,359,257
Finland	—	6,389,295	—	—	6,389,295
France	—	92,863,259	—	—	92,863,259
Germany	626,156	59,468,724	—	—	60,094,880
Hong Kong	—	32,621,332	—	—	32,621,332
Ireland	1,751,142	3,445,530	—	—	5,196,672
Israel	80,190	2,524,173	—	—	2,604,363
Italy	50,968	16,453,261	—	—	16,504,229
Japan	—	201,822,320	—	—	201,822,320
Netherlands	—	30,611,313	—	—	30,611,313
New Zealand	—	2,757,435	—	—	2,757,435
Norway	—	6,478,600	—	—	6,478,600
Portugal	—	1,134,733	1	—	1,134,734
Singapore	—	11,212,448	—	—	11,212,448
Spain	—	19,855,092	—	—	19,855,092
Sweden	—	21,712,246	—	—	21,712,246
Switzerland	739,381	83,039,130	—	—	83,778,511
United Kingdom	67,822,215	74,220,324	—	—	142,042,539
Total Common Stocks	71,070,052	747,508,021	1	—	818,578,074
Preferred Stocks
Germany	—	13,332,498	—	—	13,332,498
Total Preferred Stocks	—	13,332,498	—	—	13,332,498
Rights
Spain	—	121,392	—	—	121,392
Total Rights	—	121,392	—	—	121,392
Money Market Funds	—	—	—	2,147,467	2,147,467
Total Investments in Securities	71,070,052	760,961,911	1	2,147,467	834,179,431
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	83

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.0%
Entertainment 0.8%
Live Nation Entertainment, Inc.(a)	3,000	198,750
Netflix, Inc.(a)	40,512	14,880,868
Total		15,079,618
Interactive Media & Services 8.9%
Alphabet, Inc., Class A(a)	37,032	40,098,250
Alphabet, Inc., Class C(a)	37,724	40,776,249
Facebook, Inc., Class A(a)	410,575	79,240,975
IAC/InterActiveCorp (a)	100	21,753
Match Group, Inc.	890	59,870
TripAdvisor, Inc.(a)	20,830	964,221
Twitter, Inc.(a)	130,756	4,563,384
Total		165,724,702
Media 0.3%
Cable One, Inc.	1,553	1,818,547
New York Times Co. (The), Class A	49,450	1,613,059
Sinclair Broadcast Group, Inc., Class A	55,950	3,000,599
Total		6,432,205
Total Communication Services		187,236,525
Consumer Discretionary 16.3%
Distributors 0.4%
Pool Corp.	39,413	7,527,883
Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.(a)	14,220	1,664,024
H&R Block, Inc.	79,679	2,334,595
Total		3,998,619
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.(a)	750	549,660
Choice Hotels International, Inc.	58,570	5,096,176
Darden Restaurants, Inc.	2,060	250,764
Domino’s Pizza, Inc.	11,424	3,179,071
Dunkin’ Brands Group, Inc.	12,680	1,010,089
Hilton Worldwide Holdings, Inc.	74,300	7,262,082
Las Vegas Sands Corp.	30,710	1,814,654
Marriott International, Inc., Class A	18,300	2,567,307
Common Stocks (continued)
Issuer	Shares	Value ($)
McDonald’s Corp.	35,070	7,282,636
Planet Fitness, Inc., Class A(a)	67,590	4,896,219
Starbucks Corp.	160,041	13,416,237
Wyndham Destinations, Inc.	21,550	946,045
Yum China Holdings, Inc.	283,350	13,090,770
Yum! Brands, Inc.	63,950	7,077,346
Total		68,439,056
Household Durables 0.2%
Roku, Inc.(a)	34,430	3,118,669
Internet & Direct Marketing Retail 6.4%
Amazon.com, Inc.(a)	52,078	98,616,463
Booking Holdings, Inc.(a)	9,220	17,284,826
Etsy, Inc.(a)	52,379	3,214,500
Total		119,115,789
Specialty Retail 4.0%
AutoZone, Inc.(a)	13,600	14,952,792
Burlington Stores, Inc.(a)	6,880	1,170,632
Five Below, Inc.(a)	9,620	1,154,592
Home Depot, Inc. (The)	180,780	37,596,817
Lowe’s Companies, Inc.	62,020	6,258,438
O’Reilly Automotive, Inc.(a)	10,524	3,886,724
Ross Stores, Inc.	21,434	2,124,538
TJX Companies, Inc. (The)	135,990	7,191,151
Ulta Beauty, Inc.(a)	920	319,139
Total		74,654,823
Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.	24,215	2,361,931
Columbia Sportswear Co.	9,100	911,456
lululemon athletica, Inc.(a)	30,930	5,573,895
Nike, Inc., Class B	222,290	18,661,246
Skechers U.S.A., Inc., Class A(a)	25,414	800,287
Total		28,308,815
Total Consumer Discretionary		305,163,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	85

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.5%
Beverages 2.5%
Brown-Forman Corp., Class B	18,580	1,029,889
Coca-Cola Co. (The)	383,421	19,523,797
Monster Beverage Corp.(a)	168,180	10,734,930
PepsiCo, Inc.	125,002	16,391,512
Total		47,680,128
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	66,458	17,562,191
Sprouts Farmers Market, Inc.(a)	47,640	899,920
Total		18,462,111
Household Products 0.3%
Church & Dwight Co., Inc.	8,500	621,010
Colgate-Palmolive Co.	67,810	4,859,942
Kimberly-Clark Corp.	2,660	354,525
Total		5,835,477
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	22,380	4,098,002
Herbalife Nutrition Ltd.(a)	70,930	3,032,967
Nu Skin Enterprises, Inc., Class A	114,050	5,624,946
Total		12,755,915
Total Consumer Staples		84,733,631
Financials 4.8%
Banks 0.5%
Synovus Financial Corp.	37,230	1,303,050
Western Alliance Bancorp(a)	198,010	8,855,007
Total		10,158,057
Capital Markets 3.7%
Artisan Partners Asset Management, Inc., Class A	52,956	1,457,349
Cboe Global Markets, Inc.	4,977	515,767
Eaton Vance Corp.	107,780	4,648,551
Evercore, Inc., Class A	91,886	8,138,343
Intercontinental Exchange, Inc.	17,714	1,522,341
LPL Financial Holdings, Inc.	122,330	9,978,458
Moody’s Corp.	46,380	9,058,478
MSCI, Inc.	31,425	7,503,976
S&P Global, Inc.	73,510	16,744,843
SEI Investments Co.	93,290	5,233,569
Common Stocks (continued)
Issuer	Shares	Value ($)
T. Rowe Price Group, Inc.	27,960	3,067,492
TD Ameritrade Holding Corp.	20,170	1,006,886
Total		68,876,053
Consumer Finance 0.1%
OneMain Holdings, Inc.	35,870	1,212,765
Insurance 0.5%
Aon PLC	5,540	1,069,109
Axis Capital Holdings Ltd.	10,910	650,781
Erie Indemnity Co., Class A	6,000	1,525,680
Kemper Corp.	31,940	2,756,103
Progressive Corp. (The)	42,260	3,377,842
Total		9,379,515
Total Financials		89,626,390
Health Care 11.6%
Biotechnology 0.8%
AbbVie, Inc.	98,829	7,186,845
Biogen, Inc.(a)	1,580	369,515
Neurocrine Biosciences, Inc.(a)	3,280	276,930
Vertex Pharmaceuticals, Inc.(a)	39,060	7,162,823
Total		14,996,113
Health Care Equipment & Supplies 4.3%
ABIOMED, Inc.(a)	16,630	4,331,949
Align Technology, Inc.(a)	22,359	6,119,658
Baxter International, Inc.	19,855	1,626,125
Boston Scientific Corp.(a)	236,602	10,169,154
DexCom, Inc.(a)	19,280	2,888,915
Edwards Lifesciences Corp.(a)	34,779	6,425,072
IDEXX Laboratories, Inc.(a)	34,282	9,438,863
Intuitive Surgical, Inc.(a)	25,862	13,565,912
Masimo Corp.(a)	21,618	3,217,191
ResMed, Inc.	69,315	8,458,509
Stryker Corp.	32,400	6,660,792
Varian Medical Systems, Inc.(a)	32,160	4,377,941
West Pharmaceutical Services, Inc.	23,659	2,960,924
Total		80,241,005

The accompanying Notes to Financial Statements are an integral part of this statement.
86	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.3%
Chemed Corp.	13,420	4,842,473
Cigna Corp.	250	39,387
UnitedHealth Group, Inc.	82,162	20,048,350
Total		24,930,210
Health Care Technology 0.8%
Cerner Corp.	126,550	9,276,115
Veeva Systems Inc., Class A(a)	32,781	5,314,128
Total		14,590,243
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	11,540	861,692
Bio-Techne Corp.	5,088	1,060,797
Bruker Corp.	176,960	8,839,152
Charles River Laboratories International, Inc.(a)	14,220	2,017,818
Illumina, Inc.(a)	32,119	11,824,610
Mettler-Toledo International, Inc.(a)	9,529	8,004,360
Thermo Fisher Scientific, Inc.	29,943	8,793,660
Waters Corp.(a)	21,179	4,558,568
Total		45,960,657
Pharmaceuticals 1.9%
Eli Lilly & Co.	46,316	5,131,349
Johnson & Johnson	37,247	5,187,762
Merck & Co., Inc.	166,621	13,971,171
Zoetis, Inc.	99,722	11,317,450
Total		35,607,732
Total Health Care		216,325,960
Industrials 10.6%
Aerospace & Defense 3.4%
Boeing Co. (The)	65,690	23,911,817
Curtiss-Wright Corp.	77,600	9,865,288
HEICO Corp.	68,432	9,156,886
Hexcel Corp.	170,270	13,771,438
L3 Harris Technologies, Inc.	20,410	3,860,143
Raytheon Co.	14,460	2,514,305
Total		63,079,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.6%
Allegion PLC	580	64,119
AO Smith Corp.	92,315	4,353,575
Armstrong World Industries, Inc.	60,690	5,899,068
Lennox International, Inc.	5,480	1,507,000
Total		11,823,762
Commercial Services & Supplies 0.4%
Copart, Inc.(a)	110	8,221
Republic Services, Inc.	1,140	98,770
Rollins, Inc.	86,898	3,117,031
Waste Management, Inc.	43,620	5,032,440
Total		8,256,462
Construction & Engineering 0.2%
Quanta Services, Inc.	107,430	4,102,752
Electrical Equipment 0.7%
AMETEK, Inc.	65,229	5,925,402
Emerson Electric Co.	73,940	4,933,277
Rockwell Automation, Inc.	9,510	1,558,023
Total		12,416,702
Industrial Conglomerates 1.5%
3M Co.	41,953	7,272,133
Honeywell International, Inc.	78,640	13,729,758
Roper Technologies, Inc.	16,940	6,204,444
Total		27,206,335
Machinery 2.1%
Allison Transmission Holdings, Inc.	690	31,982
Fortive Corp.	9,445	769,956
Gardner Denver Holdings, Inc.(a)	102,420	3,543,732
Graco, Inc.	57,541	2,887,407
IDEX Corp.	56,174	9,669,792
Illinois Tool Works, Inc.	75,964	11,456,131
Lincoln Electric Holdings, Inc.	76,820	6,323,823
Parker-Hannifin Corp.	940	159,809
Woodward, Inc.	22,540	2,550,627
Xylem, Inc.	16,160	1,351,622
Total		38,744,881
Professional Services 0.0%
TransUnion	2,170	159,517

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	87

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.9%
Landstar System, Inc.	49,400	5,334,706
Schneider National, Inc., Class B	82,930	1,512,643
Union Pacific Corp.	54,020	9,135,322
Total		15,982,671
Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.(a)	85,410	3,440,315
MSC Industrial Direct Co., Inc., Class A	95,741	7,109,727
United Rentals, Inc.(a)	1,130	149,872
W.W. Grainger, Inc.	1,468	393,761
Watsco, Inc.	27,370	4,475,816
Total		15,569,491
Total Industrials		197,342,450
Information Technology 38.4%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	21,538	5,591,696
Cisco Systems, Inc.	191,610	10,486,815
F5 Networks, Inc.(a)	870	126,698
Total		16,205,209
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	47,640	4,570,581
CDW Corp.	25,400	2,819,400
Cognex Corp.	81,969	3,932,873
FLIR Systems, Inc.	71,550	3,870,855
Jabil, Inc.	6,390	201,924
National Instruments Corp.	105,803	4,442,668
Total		19,838,301
IT Services 9.5%
Accenture PLC, Class A	63,181	11,673,953
Akamai Technologies, Inc.(a)	66,020	5,290,843
Black Knight, Inc.(a)	99,960	6,012,594
Broadridge Financial Solutions, Inc.	23,326	2,978,264
Euronet Worldwide, Inc.(a)	15,197	2,556,743
Fidelity National Information Services, Inc.	43,145	5,293,029
Fiserv, Inc.(a)	28,715	2,617,659
FleetCor Technologies, Inc.(a)	18,040	5,066,534
Gartner, Inc.(a)	38,040	6,122,158
Global Payments, Inc.	18,070	2,893,549
Common Stocks (continued)
Issuer	Shares	Value ($)
GoDaddy, Inc., Class A(a)	21,330	1,496,300
Jack Henry & Associates, Inc.	26,815	3,591,065
MasterCard, Inc., Class A	145,133	38,392,032
PayPal Holdings, Inc.(a)	219,370	25,109,090
Square, Inc., Class A(a)	31,974	2,319,074
Total System Services, Inc.	58,770	7,538,428
VeriSign, Inc.(a)	26,120	5,463,259
Visa, Inc., Class A	249,456	43,293,089
Total		177,707,663
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	48,848	5,513,474
Applied Materials, Inc.	169,018	7,590,598
Broadcom, Inc.	16,846	4,849,289
Cypress Semiconductor Corp.	97,870	2,176,629
KLA-Tencor Corp.	8,700	1,028,340
Lam Research Corp.	31,640	5,943,257
Maxim Integrated Products, Inc.	67,630	4,045,627
MKS Instruments, Inc.	30,785	2,397,844
Monolithic Power Systems, Inc.	15,210	2,065,214
NVIDIA Corp.	61,409	10,085,200
ON Semiconductor Corp.(a)	27,004	545,751
QUALCOMM, Inc.	7,617	579,425
Teradyne, Inc.	64,220	3,076,780
Texas Instruments, Inc.	173,801	19,945,403
Universal Display Corp.	9,410	1,769,645
Xilinx, Inc.	28,020	3,304,118
Total		74,916,594
Software 16.2%
Adobe, Inc.(a)	86,919	25,610,683
Alteryx, Inc., Class A(a)	2,370	258,614
ANSYS, Inc.(a)	30,100	6,165,082
Atlassian Corp. PLC, Class A(a)	14,860	1,944,282
Autodesk, Inc.(a)	32,660	5,320,314
Avalara, Inc.(a)	540	38,988
Cadence Design Systems, Inc.(a)	173,626	12,294,457
Citrix Systems, Inc.	63,983	6,279,292
Fair Isaac Corp.(a)	13,510	4,242,410
Fortinet, Inc.(a)	40,390	3,103,164
HubSpot, Inc.(a)	3,050	520,086

The accompanying Notes to Financial Statements are an integral part of this statement.
88	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	53,897	14,084,903
LogMeIn, Inc.	37,810	2,785,841
Microsoft Corp.	975,341	130,656,680
Oracle Corp.	301,293	17,164,662
Palo Alto Networks, Inc.(a)	34,860	7,103,074
Paycom Software, Inc.(a)	11,170	2,532,462
Proofpoint, Inc.(a)	18,190	2,187,348
Red Hat, Inc.(a)	33,020	6,199,835
RingCentral, Inc., Class A(a)	11,580	1,330,774
Salesforce.com, Inc.(a)	122,101	18,526,385
ServiceNow, Inc.(a)	27,981	7,682,743
Splunk, Inc.(a)	13,781	1,732,961
Teradata Corp.(a)	63,900	2,290,815
Trade Desk, Inc. (The), Class A(a)	30,310	6,904,012
Tyler Technologies, Inc.(a)	18,120	3,914,282
VMware, Inc., Class A	14,110	2,359,333
Workday, Inc., Class A(a)	17,515	3,600,734
Zscaler, Inc.(a)	90,390	6,927,490
Total		303,761,706
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	623,104	123,324,744
Dell Technologies, Inc.(a)	28,895	1,467,866
NetApp, Inc.	16,082	992,259
Total		125,784,869
Total Information Technology		718,214,342
Materials 0.5%
Chemicals 0.4%
Linde PLC	1,440	289,152
Scotts Miracle-Gro Co. (The), Class A	10,420	1,026,370
Sherwin-Williams Co. (The)	5,150	2,360,193
WR Grace & Co.	55,251	4,205,154
Total		7,880,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.1%
Southern Copper Corp.	44,920	1,745,142
Total Materials		9,626,011
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
American Tower Corp.	89,670	18,333,031
CubeSmart	58,040	1,940,858
Equinix, Inc.	2,150	1,084,224
Equity LifeStyle Properties, Inc.	4,516	547,971
Hudson Pacific Properties, Inc.	145,058	4,826,080
Life Storage, Inc.	13,440	1,277,875
SBA Communications Corp.(a)	45,110	10,142,532
Simon Property Group, Inc.	19,420	3,102,539
Taubman Centers, Inc.	77,084	3,147,340
Total		44,402,450
Total Real Estate		44,402,450
Total Common Stocks (Cost $1,512,357,595)		1,852,671,413

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	17,901,818	17,900,028
Total Money Market Funds (Cost $17,900,213)		17,900,028
Total Investments in Securities (Cost: $1,530,257,808)		1,870,571,441
Other Assets & Liabilities, Net		(1,587,824)
Net Assets		1,868,983,617

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	89

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	16,951,255	40,418,971	(39,468,408)	17,901,818	4	(185)	205,873	17,900,028
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	187,236,525	—	—	—	187,236,525
Consumer Discretionary	305,163,654	—	—	—	305,163,654
Consumer Staples	84,733,631	—	—	—	84,733,631
Financials	89,626,390	—	—	—	89,626,390
Health Care	216,325,960	—	—	—	216,325,960
Industrials	197,342,450	—	—	—	197,342,450
Information Technology	718,214,342	—	—	—	718,214,342
Materials	9,626,011	—	—	—	9,626,011
Real Estate	44,402,450	—	—	—	44,402,450
Total Common Stocks	1,852,671,413	—	—	—	1,852,671,413
Money Market Funds	—	—	—	17,900,028	17,900,028
Total Investments in Securities	1,852,671,413	—	—	17,900,028	1,870,571,441
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	91

Portfolio of Investments
CTIVP® – MFS® Value Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	133,667	7,636,396
Media 3.4%
Comcast Corp., Class A	1,077,144	45,541,648
Omnicom Group, Inc.	120,177	9,848,505
Total		55,390,153
Total Communication Services		63,026,549
Consumer Discretionary 1.3%
Auto Components 1.0%
Aptiv PLC	162,717	13,152,415
Lear Corp.	22,465	3,128,701
Total		16,281,116
Automobiles 0.1%
Harley-Davidson, Inc.	49,408	1,770,288
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	159,481	2,746,263
Total Consumer Discretionary		20,797,667
Consumer Staples 8.7%
Beverages 1.9%
Diageo PLC	509,328	21,921,610
PepsiCo, Inc.	67,591	8,863,208
Total		30,784,818
Food Products 3.6%
Archer-Daniels-Midland Co.	226,425	9,238,140
Danone SA	91,706	7,764,952
General Mills, Inc.	106,920	5,615,438
JM Smucker Co. (The)	55,755	6,422,418
Nestlé SA, Registered Shares	268,924	27,839,616
Total		56,880,564
Household Products 1.2%
Colgate-Palmolive Co.	46,828	3,356,163
Kimberly-Clark Corp.	42,680	5,688,390
Procter & Gamble Co. (The)	30,364	3,329,413
Reckitt Benckiser Group PLC	91,016	7,186,139
Total		19,560,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.0%
Altria Group, Inc.	161,523	7,648,114
Philip Morris International, Inc.	305,981	24,028,688
Total		31,676,802
Total Consumer Staples		138,902,289
Energy 3.9%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	425,259	16,899,793
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	111,049	13,818,937
EOG Resources, Inc.	119,961	11,175,567
Exxon Mobil Corp.	161,459	12,372,603
Occidental Petroleum Corp.	87,858	4,417,500
Pioneer Natural Resources Co.	26,487	4,075,290
Total		45,859,897
Total Energy		62,759,690
Financials 28.9%
Banks 13.7%
BB&T Corp.	463,091	22,751,661
Citigroup, Inc.	518,284	36,295,428
JPMorgan Chase & Co.	643,212	71,911,102
PNC Financial Services Group, Inc. (The)	162,177	22,263,658
U.S. Bancorp	641,023	33,589,605
Wells Fargo & Co.	714,905	33,829,305
Total		220,640,759
Capital Markets 6.5%
Bank of New York Mellon Corp. (The)	298,155	13,163,543
BlackRock, Inc.	33,686	15,808,840
Goldman Sachs Group, Inc. (The)	126,331	25,847,323
Moody’s Corp.	67,463	13,176,199
Nasdaq, Inc.	190,023	18,274,512
State Street Corp.	184,717	10,355,235
T. Rowe Price Group, Inc.	71,737	7,870,266
Total		104,495,918
Consumer Finance 0.8%
American Express Co.	104,707	12,925,032
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.9%
Aon PLC	195,408	37,709,836
Chubb Ltd.	215,501	31,741,143
Marsh & McLennan Companies, Inc.	96,331	9,609,017
MetLife, Inc.	267,751	13,299,192
Travelers Companies, Inc. (The)	226,310	33,837,871
Total		126,197,059
Total Financials		464,258,768
Health Care 17.3%
Health Care Equipment & Supplies 5.9%
Abbott Laboratories	259,884	21,856,244
Danaher Corp.	205,900	29,427,228
Medtronic PLC	444,564	43,296,088
Total		94,579,560
Health Care Providers & Services 2.3%
Cigna Corp.	161,790	25,490,015
McKesson Corp.	83,213	11,182,995
Total		36,673,010
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	76,191	22,375,773
Pharmaceuticals 7.7%
Johnson & Johnson	403,642	56,219,258
Merck & Co., Inc.	218,044	18,282,989
Novartis AG, Registered Shares	42,003	3,834,529
Pfizer, Inc.	875,620	37,931,858
Roche Holding AG, Genusschein Shares	24,258	6,821,055
Total		123,089,689
Total Health Care		276,718,032
Industrials 17.0%
Aerospace & Defense 4.1%
Lockheed Martin Corp.	49,016	17,819,277
Northrop Grumman Corp.	99,924	32,286,443
United Technologies Corp.	124,060	16,152,612
Total		66,258,332
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	53,566	5,531,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.5%
Johnson Controls International PLC	597,318	24,675,207
Electrical Equipment 1.2%
Eaton Corp. PLC	223,010	18,572,273
Industrial Conglomerates 3.1%
3M Co.	87,902	15,236,932
Honeywell International, Inc.	197,908	34,552,758
Total		49,789,690
Machinery 3.7%
Illinois Tool Works, Inc.	165,026	24,887,571
Ingersoll-Rand PLC	136,967	17,349,610
Stanley Black & Decker, Inc.	119,870	17,334,401
Total		59,571,582
Professional Services 0.9%
Equifax, Inc.	105,161	14,221,974
Road & Rail 1.9%
Canadian National Railway Co.	107,258	9,919,220
Union Pacific Corp.	125,429	21,211,298
Total		31,130,518
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	76,159	3,067,684
Total Industrials		272,819,021
Information Technology 9.2%
IT Services 6.3%
Accenture PLC, Class A	243,856	45,057,273
Amdocs Ltd.	57,016	3,540,124
Cognizant Technology Solutions Corp., Class A	107,942	6,842,443
DXC Technology Co.	95,636	5,274,325
Fidelity National Information Services, Inc.	165,097	20,254,100
Fiserv, Inc.(a)	227,862	20,771,900
Total		101,740,165
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	111,434	12,577,556
Texas Instruments, Inc.	292,454	33,562,021
Total		46,139,577
Total Information Technology		147,879,742

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	93

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 3.3%
Corteva, Inc.(a)	68,248	2,018,093
DuPont de Nemours, Inc.	68,248	5,123,378
PPG Industries, Inc.	256,644	29,952,921
Sherwin-Williams Co. (The)	33,414	15,313,302
Total		52,407,694
Total Materials		52,407,694
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	27,658	6,587,306
Total Real Estate		6,587,306
Utilities 5.3%
Electric Utilities 5.3%
Duke Energy Corp.	358,662	31,648,335
FirstEnergy Corp.	427,873	18,317,243
Southern Co. (The)	476,997	26,368,394
Xcel Energy, Inc.	131,757	7,838,224
Total		84,172,196
Total Utilities		84,172,196
Total Common Stocks (Cost $1,167,240,943)		1,590,328,954

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	16,159,205	16,157,590
Total Money Market Funds (Cost $16,157,590)		16,157,590
Total Investments in Securities (Cost: $1,183,398,533)		1,606,486,544
Other Assets & Liabilities, Net		(2,542,728)
Net Assets		1,603,943,816

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	17,817,869	292,479,861	(294,138,525)	16,159,205	(1,547)	—	160,514	16,157,590
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	63,026,549	—	—	—	63,026,549
Consumer Discretionary	20,797,667	—	—	—	20,797,667
Consumer Staples	74,189,972	64,712,317	—	—	138,902,289
Energy	62,759,690	—	—	—	62,759,690
Financials	464,258,768	—	—	—	464,258,768
Health Care	266,062,448	10,655,584	—	—	276,718,032
Industrials	272,819,021	—	—	—	272,819,021
Information Technology	147,879,742	—	—	—	147,879,742
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	95

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	52,407,694	—	—	—	52,407,694
Real Estate	6,587,306	—	—	—	6,587,306
Utilities	84,172,196	—	—	—	84,172,196
Total Common Stocks	1,514,961,053	75,367,901	—	—	1,590,328,954
Money Market Funds	—	—	—	16,157,590	16,157,590
Total Investments in Securities	1,514,961,053	75,367,901	—	16,157,590	1,606,486,544
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 16.6%
Entertainment 8.5%
Spotify Technology SA(a)	568,297	83,096,387
Walt Disney Co. (The)	860,711	120,189,684
Total		203,286,071
Interactive Media & Services 8.1%
Alphabet, Inc., Class C(a)	49,906	53,943,894
Facebook, Inc., Class A(a)	183,532	35,421,676
Twitter, Inc.(a)	3,021,985	105,467,277
Total		194,832,847
Total Communication Services		398,118,918
Consumer Discretionary 16.4%
Diversified Consumer Services 1.7%
ServiceMaster Global Holdings, Inc.(a)	762,994	39,744,358
Hotels, Restaurants & Leisure 1.6%
Starbucks Corp.	459,027	38,480,233
Internet & Direct Marketing Retail 9.6%
Amazon.com, Inc.(a)	92,230	174,649,495
MercadoLibre, Inc.(a)	91,021	55,683,917
Total		230,333,412
Textiles, Apparel & Luxury Goods 3.5%
LVMH Moet Hennessy Louis Vuitton SE	196,793	83,661,743
Total Consumer Discretionary		392,219,746
Consumer Staples 2.6%
Personal Products 2.6%
Estee Lauder Companies, Inc. (The), Class A	341,693	62,567,405
Total Consumer Staples		62,567,405
Financials 3.1%
Capital Markets 3.1%
MSCI, Inc.	155,443	37,118,234
S&P Global, Inc.	160,810	36,630,910
Total		73,749,144
Total Financials		73,749,144
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.0%
Health Care Equipment & Supplies 6.6%
Danaher Corp.	267,878	38,285,124
Intuitive Surgical, Inc.(a)	227,768	119,475,704
Total		157,760,828
Pharmaceuticals 5.4%
Elanco Animal Health, Inc.(a)	1,831,040	61,889,152
Zoetis, Inc.	583,705	66,244,681
Total		128,133,833
Total Health Care		285,894,661
Industrials 13.6%
Aerospace & Defense 1.5%
HEICO Corp., Class A	345,188	35,682,084
Commercial Services & Supplies 6.6%
Copart, Inc.(a)	814,673	60,888,660
Rollins, Inc.	1,681,851	60,327,995
Waste Connections, Inc.	390,515	37,325,424
Total		158,542,079
Machinery 1.5%
Fortive Corp.	447,050	36,443,516
Professional Services 1.6%
Verisk Analytics, Inc.	257,585	37,725,899
Road & Rail 2.4%
Union Pacific Corp.	330,289	55,855,173
Total Industrials		324,248,751
Information Technology 26.4%
IT Services 5.0%
Broadridge Financial Solutions, Inc.	464,723	59,335,832
Gartner, Inc.(a)	379,067	61,007,043
Total		120,342,875
Software 21.4%
Adobe, Inc.(a)	294,640	86,815,676
Autodesk, Inc.(a)	218,218	35,547,712
Constellation Software, Inc.	94,845	89,391,349
Intuit, Inc.	132,056	34,510,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	97

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	383,849	58,241,409
ServiceNow, Inc.(a)	379,244	104,129,025
Workday, Inc., Class A(a)	500,926	102,980,367
Total		511,615,733
Total Information Technology		631,958,608
Materials 6.7%
Chemicals 5.2%
Ecolab, Inc.	631,783	124,739,235
Containers & Packaging 1.5%
Ball Corp.	524,042	36,677,700
Total Materials		161,416,935
Total Common Stocks (Cost $1,848,814,630)		2,330,174,168

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	65,477,273	65,470,725
Total Money Market Funds (Cost $65,471,861)		65,470,725
Total Investments in Securities (Cost: $1,914,286,491)		2,395,644,893
Other Assets & Liabilities, Net		(3,300,802)
Net Assets		2,392,344,091

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	48,921,503	522,822,322	(506,266,552)	65,477,273	(1,224)	(1,136)	632,335	65,470,725
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	398,118,918	—	—	—	398,118,918
Consumer Discretionary	308,558,003	83,661,743	—	—	392,219,746
Consumer Staples	62,567,405	—	—	—	62,567,405
Financials	73,749,144	—	—	—	73,749,144
Health Care	285,894,661	—	—	—	285,894,661
Industrials	324,248,751	—	—	—	324,248,751
Information Technology	631,958,608	—	—	—	631,958,608
Materials	161,416,935	—	—	—	161,416,935
Total Common Stocks	2,246,512,425	83,661,743	—	—	2,330,174,168
Money Market Funds	—	—	—	65,470,725	65,470,725
Total Investments in Securities	2,246,512,425	83,661,743	—	65,470,725	2,395,644,893
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	99

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Communication Services 5.6%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	327,862	10,986,656
Verizon Communications, Inc.	674,573	38,538,355
Total		49,525,011
Entertainment 0.3%
Walt Disney Co. (The)	45,673	6,377,778
Media 2.8%
Comcast Corp., Class A	588,254	24,871,379
Fox Corp., Class B	503,582	18,395,850
News Corp., Class A	844,985	11,398,848
Total		54,666,077
Total Communication Services		110,568,866
Consumer Discretionary 2.5%
Auto Components 0.7%
Magna International, Inc.	277,535	13,793,490
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	287,052	13,362,271
Las Vegas Sands Corp.	210,461	12,436,140
Total		25,798,411
Leisure Products 0.2%
Mattel, Inc.(a)	329,735	3,696,329
Multiline Retail 0.3%
Kohl’s Corp.	112,115	5,331,068
Total Consumer Discretionary		48,619,298
Consumer Staples 9.2%
Beverages 0.8%
PepsiCo, Inc.	121,662	15,953,538
Food & Staples Retailing 1.4%
Walmart, Inc.	244,298	26,992,486
Food Products 4.1%
Bunge Ltd.	323,688	18,032,659
ConAgra Foods, Inc.	475,497	12,610,180
Tyson Foods, Inc., Class A	642,961	51,912,671
Total		82,555,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Kimberly-Clark Corp.	238,725	31,817,268
Tobacco 1.3%
Philip Morris International, Inc.	334,564	26,273,311
Total Consumer Staples		183,592,113
Energy 9.5%
Oil, Gas & Consumable Fuels 9.5%
EQT Corp.	260,901	4,124,845
Equitrans Midstream Corp.	277,925	5,477,902
Exxon Mobil Corp.	504,812	38,683,743
Hess Corp.	151,483	9,629,774
Occidental Petroleum Corp.	504,077	25,344,992
Pioneer Natural Resources Co.	115,772	17,812,680
TC Energy Corp.	739,237	36,607,016
Total SA, ADR	919,330	51,289,421
Total		188,970,373
Total Energy		188,970,373
Financials 23.0%
Banks 10.9%
Citigroup, Inc.	279,792	19,593,834
Fifth Third Bancorp	1,141,905	31,859,149
JPMorgan Chase & Co.	598,537	66,916,437
Signature Bank	71,579	8,649,606
U.S. Bancorp	445,670	23,353,108
Wells Fargo & Co.	1,410,861	66,761,943
Total		217,134,077
Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	446,480	19,712,092
Franklin Resources, Inc.	442,945	15,414,486
Morgan Stanley	877,843	38,458,302
Total		73,584,880
Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc.	394,364	8,242,207
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 8.0%
American International Group, Inc.	880,305	46,902,650
Chubb Ltd.	283,802	41,801,197
Loews Corp.	327,815	17,921,646
Marsh & McLennan Companies, Inc.	256,933	25,629,067
MetLife, Inc.	530,390	26,344,471
Total		158,599,031
Total Financials		457,560,195
Health Care 14.1%
Biotechnology 0.9%
Gilead Sciences, Inc.	254,877	17,219,490
Health Care Equipment & Supplies 4.5%
Becton Dickinson and Co.	65,430	16,489,015
Hologic, Inc.(a)	370,254	17,779,597
Medtronic PLC	447,862	43,617,280
Zimmer Biomet Holdings, Inc.	106,157	12,498,925
Total		90,384,817
Health Care Providers & Services 1.4%
CVS Health Corp.	511,235	27,857,195
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	43,501	12,775,374
Pharmaceuticals 6.6%
Johnson & Johnson	277,364	38,631,258
Merck & Co., Inc.	344,776	28,909,467
Perrigo Co. PLC	284,863	13,565,176
Pfizer, Inc.	1,178,362	51,046,642
Total		132,152,543
Total Health Care		280,389,419
Industrials 11.0%
Aerospace & Defense 2.5%
Boeing Co. (The)	91,569	33,332,032
Raytheon Co.	93,631	16,280,558
Total		49,612,590
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	274,901	28,389,027
Airlines 1.2%
Southwest Airlines Co.	467,617	23,745,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
Fortune Brands Home & Security, Inc.	386,195	22,063,320
Johnson Controls International PLC	479,383	19,803,312
Total		41,866,632
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	235,756	11,257,349
Industrial Conglomerates 1.9%
General Electric Co.	3,574,969	37,537,175
Machinery 0.8%
Illinois Tool Works, Inc.	104,662	15,784,076
Professional Services 0.5%
Nielsen Holdings PLC	497,890	11,252,314
Total Industrials		219,444,754
Information Technology 11.1%
Communications Equipment 2.2%
Cisco Systems, Inc.	810,360	44,351,003
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	172,027	16,476,746
IT Services 0.5%
Cognizant Technology Solutions Corp., Class A	150,445	9,536,709
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	487,710	21,903,056
QUALCOMM, Inc.	513,511	39,062,782
Texas Instruments, Inc.	211,744	24,299,741
Total		85,265,579
Software 3.3%
Microsoft Corp.	489,489	65,571,946
Total Information Technology		221,201,983
Materials 3.4%
Chemicals 2.2%
CF Industries Holdings, Inc.	325,468	15,202,610
Corteva, Inc.(a)	120,325	3,558,010
Dow, Inc.	183,816	9,063,967
DuPont de Nemours, Inc.	213,324	16,014,233
Total		43,838,820

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	101

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.2%
International Paper Co.	559,880	24,254,002
Total Materials		68,092,822
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
SL Green Realty Corp.	151,069	12,141,416
Weyerhaeuser Co.	879,795	23,173,800
Total		35,315,216
Total Real Estate		35,315,216
Utilities 4.8%
Electric Utilities 4.4%
Duke Energy Corp.	123,795	10,923,671
Evergy, Inc.	367,585	22,110,238
NextEra Energy, Inc.	21,185	4,339,959
PG&E Corp.(a)	251,129	5,755,876
Southern Co. (The)	818,846	45,265,807
Total		88,395,551
Multi-Utilities 0.4%
Sempra Energy	58,075	7,981,828
Total Utilities		96,377,379
Total Common Stocks (Cost $1,699,714,273)		1,910,132,418

Convertible Preferred Stocks 2.1%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.125%	74,448	4,619,432
Total Health Care			4,619,432
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.9%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.123%	310,950	20,329,895
Multi-Utilities 0.9%
Sempra Energy	6.000%	122,847	13,896,096
Sempra Energy	6.750%	29,654	3,309,387
Total			17,205,483
Total Utilities			37,535,378
Total Convertible Preferred Stocks (Cost $34,276,770)			42,154,810

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	37,589,825	37,586,066
Total Money Market Funds (Cost $37,588,195)		37,586,066
Total Investments in Securities (Cost: $1,771,579,238)		1,989,873,294
Other Assets & Liabilities, Net		185,522
Net Assets		1,990,058,816

The accompanying Notes to Financial Statements are an integral part of this statement.
102	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	46,627,223	258,529,902	(267,567,300)	37,589,825	35	(2,129)	533,437	37,586,066
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	103

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	110,568,866	—	—	—	110,568,866
Consumer Discretionary	48,619,298	—	—	—	48,619,298
Consumer Staples	183,592,113	—	—	—	183,592,113
Energy	188,970,373	—	—	—	188,970,373
Financials	457,560,195	—	—	—	457,560,195
Health Care	280,389,419	—	—	—	280,389,419
Industrials	219,444,754	—	—	—	219,444,754
Information Technology	221,201,983	—	—	—	221,201,983
Materials	68,092,822	—	—	—	68,092,822
Real Estate	35,315,216	—	—	—	35,315,216
Utilities	96,377,379	—	—	—	96,377,379
Total Common Stocks	1,910,132,418	—	—	—	1,910,132,418
Convertible Preferred Stocks
Health Care	—	4,619,432	—	—	4,619,432
Utilities	—	37,535,378	—	—	37,535,378
Total Convertible Preferred Stocks	—	42,154,810	—	—	42,154,810
Money Market Funds	—	—	—	37,586,066	37,586,066
Total Investments in Securities	1,910,132,418	42,154,810	—	37,586,066	1,989,873,294
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	3.447%	6,750,000	6,734,138
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	3.531%	7,250,000	7,225,415
Dryden CLO Ltd.(a),(b)
Series 2018-71A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 01/15/2029	3.843%	5,700,000	5,700,057
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.204%	3,090,000	3,088,509
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,803,459	2,813,124
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,830,243	2,936,416
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	3.571%	2,800,100	2,818,859
LCM (a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	3.837%	8,000,000	8,000,600
Magnetite XXI Ltd.(a),(b)
Series 2019-21A Class A
3-month USD LIBOR + 1.280% Floor 1.280% 04/20/2030	3.909%	6,400,000	6,423,533
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.914%	6,271,299	6,200,089
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	3.044%	5,808,042	5,749,287
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.024%	6,014,914	5,918,872
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.024%	4,440,086	4,331,745
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	2.974%	10,890,000	10,778,020
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.904%	7,950,000	8,169,692
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.454%	7,900,000	7,919,693
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	3.354%	4,345,000	4,296,941
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	2.620%	419,571	388,135
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	3.130%	7,800,000	7,664,330
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	3.154%	5,377,487	5,296,706
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	2.640%	12,706,239	12,333,915
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	2.910%	6,130,483	6,012,768
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	105

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	3.330%	1,990,000	1,839,103
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	4.230%	1,783,558	1,803,528
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	4.430%	5,860,000	5,894,328
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.680%	6,163,188	6,163,190
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	4.080%	1,588,633	1,604,068
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	4.830%	5,775,000	5,898,594
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.750%	13,000,000	12,598,752
Total Asset-Backed Securities — Non-Agency (Cost $166,841,274)			166,602,407

Commercial Mortgage-Backed Securities - Agency 3.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	7,532,266
Series K155 Class A2
11/25/2032	3.750%	14,500,000	15,812,614
Series K155 Class A3
04/25/2033	3.750%	6,990,000	7,726,624
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	13,840,509
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K084 Class A2
10/25/2028	3.780%	7,320,000	8,065,000
Federal National Mortgage Association
08/01/2026	2.330%	6,215,000	6,221,750
05/01/2027	2.828%	5,833,199	6,066,987
05/01/2030	3.690%	12,741,000	13,931,893
05/01/2031	2.850%	6,412,054	6,535,990
07/01/2032	3.270%	5,615,000	5,866,925
11/01/2037	3.210%	7,118,159	7,327,053
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2001-M2 Class Z2
06/25/2031	6.300%	28,851	29,319
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.399%	6,028,962	46,908
CMO Series 2011-78 Class IX
08/16/2046	0.132%	5,837,707	87,736
CMO Series 2012-55 Class
04/16/2052	0.425%	1,871,850	23,700
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	10,918,433	78,910
Total Commercial Mortgage-Backed Securities - Agency (Cost $97,391,787)			99,194,184

Commercial Mortgage-Backed Securities - Non-Agency 0.9%

BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,037,331
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,742,617
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,930,000	3,053,380
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,259,270
Hudson Yards Mortgage Trust(a),(e),(f),(g)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,852,882
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2012-HSBC Class A
07/05/2032	3.093%	706,731	723,024
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,857,330
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	3,035,000	3,178,819
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,173,886
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $24,515,365)			24,878,539

The accompanying Notes to Financial Statements are an integral part of this statement.
106	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(h)	32,056	272,476
Total Utilities		272,476
Total Common Stocks (Cost $1,930,228)		272,476

Corporate Bonds & Notes 25.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
L3 Technologies, Inc.
06/15/2028	4.400%	6,315,000	6,903,950
Northrop Grumman Corp.
01/15/2025	2.930%	2,770,000	2,820,215
01/15/2028	3.250%	2,515,000	2,582,633
Total			12,306,798
Airlines 0.4%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,405,861	1,453,296
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,265,082	1,303,929
01/15/2023	4.950%	999,776	1,048,247
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	123,454	132,099
04/19/2022	5.983%	8,006,617	8,489,704
Total			12,427,275
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,360,587
Automotive 0.7%
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,500,000	1,541,595
11/02/2020	2.343%	3,000,000	2,975,589
01/07/2022	5.596%	6,232,000	6,596,155
03/28/2022	3.339%	1,790,000	1,796,204
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.484%	2,095,000	2,058,794
3-month USD LIBOR + 1.080% 08/03/2022	3.656%	1,940,000	1,893,209
General Motors Co.
10/02/2023	4.875%	1,320,000	1,400,193
General Motors Financial Co., Inc.
01/15/2020	3.150%	1,634,000	1,637,191
Total			19,898,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 4.9%
Bank of America Corp.
10/19/2020	2.625%	2,000,000	2,006,692
Bank of America Corp.(i)
07/21/2021	2.369%	14,195,000	14,180,549
12/20/2023	3.004%	11,937,000	12,145,086
04/24/2028	3.705%	9,730,000	10,200,874
07/23/2029	4.271%	1,720,000	1,876,953
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	3.170%	1,000,000	927,858
Bank of New York Mellon Corp. (The)(i)
05/16/2023	2.661%	5,000,000	5,038,295
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	308,546
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	1,750,000	1,836,762
Goldman Sachs Group, Inc. (The)(i)
09/29/2025	3.272%	4,575,000	4,671,601
06/05/2028	3.691%	3,500,000	3,613,036
04/23/2029	3.814%	4,450,000	4,626,345
JPMorgan Chase & Co.(i)
06/18/2022	3.514%	3,000,000	3,065,262
12/05/2024	4.023%	6,015,000	6,387,882
03/01/2025	3.220%	385,000	395,436
01/23/2029	3.509%	5,750,000	5,961,272
JPMorgan Chase & Co.
07/15/2025	3.900%	3,000,000	3,202,548
Lloyds Bank PLC
05/07/2021	3.300%	4,195,000	4,256,654
Lloyds Banking Group PLC(i)
11/07/2023	2.907%	3,025,000	3,020,962
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.522%	4,000,000	4,024,848
Nationwide Building Society(a),(i)
04/26/2023	3.622%	1,915,000	1,950,092
PNC Bank NA
10/18/2019	2.400%	5,305,000	5,303,822
Santander UK Group Holdings PLC
08/05/2021	2.875%	9,573,000	9,588,977
Santander UK Group Holdings PLC(i)
11/15/2024	4.796%	1,500,000	1,595,789
Santander UK PLC
06/01/2021	3.400%	3,000,000	3,048,753

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	107

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,076,065
07/22/2022	2.625%	5,739,000	5,780,728
04/22/2026	3.000%	11,440,000	11,570,084
10/23/2026	3.000%	790,000	798,168
Total			135,459,939
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
07/15/2046	4.950%	2,180,000	2,448,855
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a),(j)
06/01/2029	5.375%	1,622,000	1,674,889
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	2,095,000	2,491,322
Comcast Corp.
10/15/2038	4.600%	3,000,000	3,434,283
11/01/2049	3.999%	2,850,000	2,999,309
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	887,773
02/01/2029	6.500%	1,504,000	1,638,991
Intelsat Jackson Holdings SA
08/01/2023	5.500%	1,449,000	1,326,004
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	2,323,000	2,377,214
Time Warner Cable LLC
11/15/2040	5.875%	2,480,000	2,690,805
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	409,415
08/15/2026	5.500%	1,000,000	1,036,386
Total			20,966,391
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	4,005,000	4,444,168
Sasol Financing USA LLC
03/27/2024	5.875%	925,000	1,000,881
Total			5,445,049
Consumer Cyclical Services 0.2%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,414,286
02/15/2025	4.750%	1,565,000	1,679,788
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,721,480
Matthews International Corp.(a)
12/01/2025	5.250%	1,000,000	982,349
Total			6,797,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Central Garden & Pet Co.
11/15/2023	6.125%	453,000	470,347
02/01/2028	5.125%	651,000	639,066
Total			1,109,413
Diversified Manufacturing 0.5%
General Electric Co.
01/08/2020	5.500%	5,535,000	5,614,632
01/09/2020	2.200%	5,000,000	4,985,760
03/15/2032	6.750%	1,725,000	2,125,257
01/14/2038	5.875%	517,000	586,941
Total			13,312,590
Electric 2.1%
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,005,398
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	988,686
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,575,396
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,186,793
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,822,252
11/15/2027	3.350%	1,000,000	1,026,088
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,153,708
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,679,117
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.045%	14,250,000	14,245,711
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,405,765
PacifiCorp
07/01/2025	3.350%	2,000,000	2,068,094
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,999,727
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,324,596
Total			57,481,331
Finance Companies 1.7%
AerCap Ireland Capital DAC/Global Aviation Trust
07/01/2020	4.250%	1,780,000	1,806,535
05/15/2021	4.500%	3,735,000	3,851,879
10/01/2021	5.000%	1,000,000	1,048,139

The accompanying Notes to Financial Statements are an integral part of this statement.
108	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
03/01/2020	4.750%	4,935,000	5,007,703
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	14,307,000	14,238,140
11/15/2035	4.418%	18,107,000	17,921,403
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,700,000	3,820,683
Total			47,694,482
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	8,734,000	9,718,916
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	1,000,000	1,133,920
Bacardi Ltd.(a)
05/15/2028	4.700%	1,250,000	1,336,284
05/15/2048	5.300%	1,500,000	1,577,263
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	945,000	883,995
General Mills, Inc.
04/17/2048	4.700%	525,000	565,475
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	3,060,000	3,182,997
06/04/2042	5.000%	564,000	580,510
07/15/2045	5.200%	6,250,000	6,541,394
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	959,317
Mondelez International, Inc.(a)
10/28/2019	1.625%	3,428,000	3,416,622
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	762,000	788,095
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,664,000	1,715,672
Tyson Foods, Inc.
03/01/2026	4.000%	2,755,000	2,932,549
Total			35,333,009
Gaming 0.4%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	1,694,000	1,775,757
GLP Capital LP/Financing II, Inc.
11/01/2020	4.875%	1,525,000	1,554,682
11/01/2023	5.375%	2,120,000	2,282,757
06/01/2025	5.250%	1,860,000	1,992,049
06/01/2028	5.750%	870,000	959,106
01/15/2029	5.300%	2,325,000	2,514,346
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,116,252
Total			12,194,949
Health Care 1.9%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.194%	2,998,000	2,998,162
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	2,026,908
06/06/2024	3.363%	1,380,000	1,424,287
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,395,000	1,415,385
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	402,000	404,424
03/15/2026	8.000%	578,000	556,325
CVS Health Corp.
07/20/2045	5.125%	2,035,000	2,169,961
03/25/2048	5.050%	7,230,000	7,709,848
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	1,904,000	1,907,790
Halfmoon Parent, Inc.(a)
07/15/2023	3.750%	4,000,000	4,162,740
08/15/2038	4.800%	3,000,000	3,230,334
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,664,869
HCA, Inc.
02/15/2020	6.500%	2,560,000	2,621,061
05/01/2023	4.750%	625,000	668,096
04/15/2025	5.250%	2,188,000	2,422,547
02/01/2029	5.875%	10,000	10,939
06/15/2039	5.125%	2,000,000	2,078,680
06/15/2049	5.250%	1,250,000	1,298,951
IQVIA, Inc.(a)
05/15/2027	5.000%	821,000	846,945
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	6,620,154
Teleflex, Inc.
11/15/2027	4.625%	752,000	773,119
Tenet Healthcare Corp.
06/01/2020	4.750%	600,000	605,920
10/01/2020	6.000%	1,770,000	1,825,269
04/01/2021	4.500%	800,000	814,000
07/15/2024	4.625%	850,000	863,118
Total			53,119,832

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	109

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,409,834
05/15/2022	3.125%	3,000,000	3,056,097
12/01/2047	4.375%	1,500,000	1,593,693
Centene Corp.
02/15/2021	5.625%	971,000	988,568
01/15/2025	4.750%	800,000	825,573
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,751,635
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,641,721
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,086,000	1,133,832
Total			13,400,953
Healthcare REIT 1.3%
HCP, Inc.
11/15/2023	4.250%	7,150,000	7,588,781
08/15/2024	3.875%	2,000,000	2,096,956
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	9,003,080
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,632,991
10/15/2026	3.250%	4,095,000	4,114,333
Ventas Realty LP/Capital Corp.
03/01/2022	4.250%	978,000	1,020,459
Welltower, Inc.
01/15/2021	4.950%	667,000	687,836
06/01/2025	4.000%	4,305,000	4,558,091
Total			36,702,527
Independent Energy 0.5%
Antero Resources Corp.
12/01/2022	5.125%	1,192,000	1,144,376
03/01/2025	5.000%	2,354,000	2,177,535
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,246,779
Centennial Resource Production LLC(a)
04/01/2027	6.875%	736,000	743,107
EQT Corp.
10/01/2027	3.900%	2,000,000	1,896,844
Hess Corp.
02/15/2041	5.600%	2,000,000	2,154,734
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,328,938
Matador Resources Co.
09/15/2026	5.875%	550,000	557,528
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,500,000	1,536,697
Range Resources Corp.
03/15/2023	5.000%	700,000	659,885
05/15/2025	4.875%	396,000	347,467
Total			14,793,890
Life Insurance 0.4%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	2,131,705
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,393,735
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	641,036
Teachers Insurance & Annuity Association of America(a),(i)
Subordinated
09/15/2054	4.375%	3,920,000	4,082,272
Total			10,248,748
Media and Entertainment 0.2%
CBS Corp.
06/01/2023	2.900%	2,000,000	2,015,428
Clear Channel International BV(a)
12/15/2020	8.750%	541,000	554,525
Viacom, Inc.
04/01/2024	3.875%	3,000,000	3,124,497
Total			5,694,450
Metals and Mining 0.0%
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	155,623
Midstream 1.5%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,898,447
Energy Transfer Operating LP
01/15/2024	5.875%	1,000,000	1,113,510
06/01/2027	5.500%	341,000	381,394
Energy Transfer Partners LP
03/15/2025	4.050%	1,350,000	1,404,801
01/15/2026	4.750%	1,500,000	1,607,934
02/01/2042	6.500%	1,525,000	1,795,349
03/15/2045	5.150%	3,048,000	3,108,570
EQT Midstream Partners LP
07/15/2028	5.500%	2,300,000	2,422,006
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	1,000,000	1,053,934
03/15/2035	5.800%	1,000,000	1,150,523

The accompanying Notes to Financial Statements are an integral part of this statement.
110	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru LNG Srl(a)
03/22/2030	5.375%	1,150,000	1,235,865
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,973,000	4,233,410
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	2,611,000	2,664,288
07/15/2029	4.950%	910,000	940,173
04/15/2040	6.875%	1,890,000	2,108,095
Sabine Pass Liquefaction LLC
05/15/2024	5.750%	4,086,000	4,544,318
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	1,500,000	1,593,594
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,500,000	2,669,072
09/15/2025	4.000%	2,350,000	2,485,031
04/15/2040	6.300%	1,000,000	1,210,464
Total			40,620,778
Office REIT 0.5%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,392,027
01/15/2025	3.200%	3,500,000	3,574,246
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,819,160
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	4,053,476
Total			13,838,909
Oil Field Services 0.1%
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,073,520	1,093,315
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,188,810	1,225,431
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	397,000	419,895
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	420,000	434,305
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	684,000	717,974
Total			3,890,920
Other REIT 0.1%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	805,000	813,370
07/01/2024	4.125%	1,000,000	1,056,112
Total			1,869,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.1%
American Water Capital Corp.
06/01/2029	3.450%	2,500,000	2,600,570
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	1,950,000	2,022,476
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	594,278
OI European Group BV(a)
03/15/2023	4.000%	135,000	135,565
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	2,907,323	2,914,472
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,073,001
09/15/2025	5.500%	591,000	627,592
Total			7,367,384
Paper 0.1%
WRKCo, Inc.
03/15/2029	4.900%	2,710,000	2,968,374
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/2046	4.450%	1,200,000	1,177,156
11/14/2048	4.875%	2,100,000	2,207,188
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	2,032,028
Allergan Funding SCS
06/15/2024	3.850%	3,057,000	3,172,769
03/15/2025	3.800%	1,450,000	1,504,382
Amgen, Inc.
05/01/2045	4.400%	2,180,000	2,315,060
06/15/2051	4.663%	3,283,000	3,587,055
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	252,000	282,199
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,705,000	6,015,694
06/25/2038	4.625%	1,000,000	1,018,149
Bayer US Finance LLC(a)
10/08/2024	3.375%	3,000,000	3,025,911
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,695,550
Bristol-Myers Squibb Co.(a)
06/15/2039	4.125%	1,220,000	1,314,906
Celgene Corp.
08/15/2045	5.000%	4,880,000	5,776,842

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	111

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
02/01/2025	3.500%	2,483,000	2,601,968
03/01/2046	4.750%	750,000	853,217
Johnson & Johnson
01/15/2038	3.400%	3,000,000	3,117,084
12/05/2043	4.500%	485,000	581,850
Total			43,279,008
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	3,000,000	3,349,941
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,775,811
Farmers Exchange Capital II(a),(i)
Subordinated
11/01/2053	6.151%	3,810,000	4,382,803
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.700%	2,815,000	2,801,341
Total			14,309,896
Railroads 0.1%
Union Pacific Corp.
09/10/2028	3.950%	2,000,000	2,186,486
Retailers 0.3%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,365,000	1,367,438
eG Global Finance PLC(a)
02/07/2025	6.750%	1,406,000	1,395,033
Rite Aid Corp.(a)
04/01/2023	6.125%	2,513,000	2,119,311
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,415,081
11/18/2044	4.800%	2,500,000	2,510,152
Total			8,807,015
Supermarkets 0.1%
Kroger Co. (The)
01/15/2049	5.400%	2,750,000	3,055,352
Technology 0.2%
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	3,000,000	2,995,992
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,534,328
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	820,000	851,650
Total			5,381,970
Tobacco 0.2%
BAT Capital Corp.
08/15/2037	4.390%	860,000	817,125
08/15/2047	4.540%	2,730,000	2,538,409
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,499,583
Total			4,855,117
Wireless 0.7%
American Tower Corp.
06/15/2023	3.000%	2,400,000	2,433,806
Sprint Capital Corp.
03/15/2032	8.750%	950,000	1,098,951
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	2,812,500	2,820,426
03/20/2025	4.738%	7,795,000	8,092,683
03/20/2028	5.152%	780,000	810,436
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	2,196,000	2,246,324
04/15/2024	6.000%	791,000	825,205
Vodafone Group PLC
05/30/2048	5.250%	1,000,000	1,101,619
06/19/2049	4.875%	500,000	525,154
Total			19,954,604
Wirelines 0.9%
AT&T, Inc.
03/01/2037	5.250%	6,180,000	6,933,935
03/01/2039	4.850%	2,796,000	3,007,610
06/15/2044	4.800%	4,275,000	4,505,021
05/15/2046	4.750%	1,752,000	1,843,449
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	496,204
Level 3 Financing, Inc.
05/01/2025	5.375%	2,500,000	2,581,957
Verizon Communications, Inc.(a)
12/03/2029	4.016%	6,160,000	6,679,559
Total			26,047,735
Total Corporate Bonds & Notes (Cost $688,940,351)			720,387,124

Foreign Government Obligations(k) 1.2%

Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	700,000	754,596

The accompanying Notes to Financial Statements are an integral part of this statement.
112	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.0%
Brazilian Government International Bond
01/13/2028	4.625%	800,000	839,348
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%	1,200,000	1,242,660
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,080,354
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	1,025,000	1,176,759
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/28/2024	6.600%	1,200,000	1,335,718
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	550,000	559,544
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,000,000	1,183,118
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,184,112
Total			2,367,230
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	1,600,000	1,770,314
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(i)
Subordinated
08/11/2026	3.800%	300,000	302,747
Mexico Government International Bond
01/11/2028	3.750%	850,000	865,839
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,677,101
02/12/2028	5.350%	2,320,000	2,108,214
01/23/2029	6.500%	4,705,000	4,552,087
09/21/2047	6.750%	2,345,000	2,076,221
Total			12,582,209
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	700,000	730,766
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 0.1%
Oman Government International Bond(a)
01/17/2028	5.625%	1,350,000	1,279,847
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	210,771
Peru 0.0%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	508,514
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	328,306
Total			836,820
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,225,000	1,371,847
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,712,074
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	820,000	873,444
Saudi Government International Bond(a)
10/26/2046	4.500%	540,000	549,536
Total			1,422,980
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	850,000	891,521
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	973,793
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	788,375
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	600,000	648,484
Total Foreign Government Obligations (Cost $33,127,518)			34,576,010

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	113

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Inflation-Indexed Bonds 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	6,614,172	6,697,768
07/15/2024	0.125%	785,378	784,186
07/15/2025	0.375%	6,339,498	6,410,039
01/15/2029	0.875%	19,920,570	20,975,659
02/15/2049	1.000%	9,236,199	9,772,748
Total			44,640,400
Total Inflation-Indexed Bonds (Cost $44,029,777)			44,640,400

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,860,704
Series 2010
10/01/2024	5.047%	5,000,000	5,524,550
Total			8,385,254
Special Non Property Tax 0.1%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,697,741
Total Municipal Bonds (Cost $10,514,351)			11,082,995

Residential Mortgage-Backed Securities - Agency 26.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	89,812,411	91,092,970
12/01/2031- 07/01/2032	2.500%	10,684,231	10,771,708
09/01/2032- 03/01/2048	3.500%	157,168,139	163,176,256
07/01/2035- 10/01/2048	5.000%	10,695,978	11,381,206
04/01/2036- 09/01/2039	6.000%	224,027	249,735
06/01/2038- 01/01/2040	5.500%	842,743	914,923
03/01/2039- 10/01/2048	4.500%	18,624,743	19,678,661
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2044- 01/01/2049	4.000%	35,140,941	37,137,587
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	2.894%	1,449,985	1,455,475
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	4.306%	303,346	64,629
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	651,809	39,389
CMO Series 4090 Class EI
08/15/2022	2.500%	527,974	13,431
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	543,490
Federal National Mortgage Association
12/01/2025- 02/01/2048	3.500%	54,665,669	56,421,916
06/01/2032- 08/01/2043	3.000%	20,360,273	20,786,101
05/01/2033- 08/01/2039	5.000%	322,410	348,828
11/01/2038- 11/01/2040	6.000%	3,361,573	3,824,730
08/01/2043- 07/01/2047	4.000%	60,678,722	63,699,344
02/01/2046- 08/01/2048	4.500%	30,361,124	31,898,022
CMO Series 2013-13 Class PH
04/25/2042	2.500%	5,529,172	5,617,574
CMO Series 2018-54 Class KA
01/25/2047	3.500%	7,389,408	7,648,879
CMO Series 2018-86 Class JA
05/25/2047	4.000%	5,856,008	6,243,187
CMO Series 2018-94D Class KD
12/25/2048	3.500%	5,828,789	5,994,536
CMO Series 2019-1 Class KP
02/25/2049	3.250%	13,413,402	13,792,427
Federal National Mortgage Association(g)
07/18/2034	3.000%	210,000	214,128
07/15/2049	3.500%	45,000	46,007
07/15/2049	5.000%	2,150,000	2,272,659

The accompanying Notes to Financial Statements are an integral part of this statement.
114	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	4.296%	78,750	3,453
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	4.296%	1,394,386	250,392
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	3.796%	540,530	58,288
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	388,723	50,168
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	25,187,220	26,472,690
04/15/2035- 10/20/2047	5.000%	11,836,581	12,607,742
07/15/2040- 10/20/2048	4.000%	40,430,125	42,002,532
04/20/2046- 09/20/2047	3.500%	70,744,582	73,187,097
12/20/2046- 11/20/2047	3.000%	29,778,444	30,489,986
Government National Mortgage Association(g)
09/20/2048	4.500%	1,850,000	1,926,295
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	38,562	33,943
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	3.767%	1,210,377	67,786
Total Residential Mortgage-Backed Securities - Agency (Cost $734,398,892)			742,478,170

Residential Mortgage-Backed Securities - Non-Agency 7.0%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	3.169%	15,086,309	14,879,212
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	3.034%	4,471,927	4,476,771
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	2.823%	1,967,180	1,969,425
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	2.584%	7,507,454	7,402,711
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.708%	1,208,473	1,221,818
CMO Series 2014-RR2 Class 11A1
05/26/2037	2.809%	1,266,051	1,263,516
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	3.954%	5,582,728	5,605,387
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	2.697%	1,060,692	1,056,115
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	3.023%	2,609,757	2,589,779
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,134,340	2,110,842
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	3.990%	4,609,939	4,674,525
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.936%	7,889,420	8,199,281
Credit Suisse First Boston Mortgage Securities Corp.(c)
CMO Series 2004-AR8 Class 7A1
09/25/2034	4.326%	108,108	106,079
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.621%	1,093,972	1,111,324

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	115

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% Floor 0.120% 07/27/2036	2.550%	547,239	546,050
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	3.000%	2,883,542	2,839,989
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	3.315%	4,698,555	4,633,870
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	12,305,654	12,719,252
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.830%	2,441,837	2,197,853
CMO Series 2005-AA7 Class 2A1
09/25/2035	4.366%	1,910,215	1,843,627
CMO Series 2005-AA8 Class 2A1
10/25/2035	4.404%	3,927,682	3,323,438
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,157,468	853,494
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	4.074%	1,940,214	1,870,756
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	11,820,053	11,634,185
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.528%	651,704	666,064
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	2.590%	13,783,821	12,558,802
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	2.674%	5,186,934	3,267,545
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	2.794%	10,000,000	9,972,566
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	2.644%	4,412,675	3,338,639
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	4.910%	1,885,978	1,869,771
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	2.664%	1,506,716	1,491,004
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	2.684%	4,057,311	4,041,406
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	2.710%	4,976,760	4,965,128
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	3.079%	11,079,141	10,991,436
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	2.624%	9,450,312	9,253,804
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.633%	1,716,018	1,350,013
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% Floor 0.130% 09/25/2036	2.534%	1,289,503	1,285,092
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.720% 10/25/2035	3.124%	330,788	331,043
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	2.624%	9,405,402	8,811,522

The accompanying Notes to Financial Statements are an integral part of this statement.
116	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.486%	876,700	898,514
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.347%	658,362	681,952
CMO Series 2005-AR4 Class A5
04/25/2035	4.266%	1,045,388	1,043,100
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.824%	3,537,502	3,528,393
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	2.664%	3,459,356	3,490,524
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	3.470%	6,432,099	5,904,582
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	3.450%	4,231,643	4,326,072
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $188,365,661)			193,196,271

Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.830%	696,473	679,640
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	5.902%	600,000	595,128
Cable and Satellite 0.1%
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.644%	1,396,500	1,372,941
Telenet Financing LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	4.644%	750,000	741,427
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Finance LLC(b),(m)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 06/01/2023	4.394%	1,100,000	1,096,876
Total			3,211,244
Electric 0.0%
Homer City Generation LP(b),(m)
Term Loan
3-month USD LIBOR + 11.000% Floor 1.000% 04/05/2023	13.410%	381,577	363,769
Vistra Operations Co. LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.402%	191,233	190,875
Total			554,644
Environmental 0.0%
Clean Harbors, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	4.152%	346,465	346,104
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	4.133%	317,025	316,432
Delos Finance SARL(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.080%	1,637,500	1,635,109
Total			1,951,541
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	4.402%	395,980	392,392
Churchill Downs, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	4.410%	395,980	394,745
Total			787,137
Health Care 0.1%
Gentiva Health Services, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.188%	277,900	277,900

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	117

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc./Quintiles IMS(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.330%	445,466	444,352
MPH Acquisition Holdings LLC(b),(j),(m)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023		2,460,553	2,348,942
Total			3,071,194
Integrated Energy 0.1%
PowerTeam Services, LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	5.580%	1,458,435	1,375,494
Oil Field Services 0.0%
EMG Utica LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/27/2020	6.080%	758,374	755,530
Other Financial Institutions 0.0%
PODS LLC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/06/2024	5.161%	445,468	438,416
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche S Term Loan
3-month USD LIBOR + 1.750% 02/08/2020	4.162%	321,428	320,969
Berry Global, Inc.(b),(j),(m)
Tranche U Term Loan
3-month USD LIBOR + 2.500% 05/15/2026		750,000	744,458
Reynolds Group Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.152%	1,069,819	1,060,939
Total			2,126,366
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.412%	1,912,296	1,911,110
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.652%	594,245	589,295
Technology 0.1%
First Data Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/26/2024	4.404%	460,000	459,430
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.652%	330,378	328,891
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.652%	226,570	225,551
Total			1,013,872
Wireless 0.1%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.410%	1,440,450	1,421,292
Sprint Communications, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	4.938%	465,240	457,680
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	5.438%	248,750	246,186
Total			2,125,158
Total Senior Loans (Cost $21,743,535)			21,531,873

Treasury Bills 1.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 1.7%
U.S. Treasury Bills
07/16/2019	2.330%	16,040,000	16,021,587
07/23/2019	2.360%	7,691,000	7,678,607
10/24/2019	1.970%	20,377,000	20,248,251

The accompanying Notes to Financial Statements are an integral part of this statement.
118	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Treasury Bills (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills(n)
09/26/2019	2.020%	2,721,000	2,707,522
Total			46,655,967
Total Treasury Bills (Cost $46,624,184)			46,655,967

U.S. Treasury Obligations 22.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2021	2.250%	55,715,000	56,189,448
05/31/2021	2.125%	97,805,000	98,473,589
05/31/2024	2.000%	111,160,000	112,480,025
05/15/2029	2.375%	51,290,000	53,130,066
05/15/2049	2.875%	165,046,000	177,063,412
U.S. Treasury(g)
06/30/2021	1.625%	10,390,000	10,343,791
06/30/2024	1.625%	125,320,000	125,280,838
Total U.S. Treasury Obligations (Cost $620,506,489)			632,961,169
Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(o),(p)	143,707,358	143,692,987
Total Money Market Funds (Cost $143,693,678)		143,692,987
Total Investments in Securities (Cost: $2,822,623,090)		2,882,150,572
Other Assets & Liabilities, Net		(106,701,062)
Net Assets		2,775,449,510

At June 30, 2019, securities and/or cash totaling $2,707,455 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,140	09/2019	USD	245,304,844	1,832,132	—
U.S. Treasury 5-Year Note	2,007	09/2019	USD	237,139,594	4,276,336	—
U.S. Ultra Treasury Bond	52	09/2019	USD	9,233,250	475,908	—
Total					6,584,376	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $314,008,573, which represents 11.31% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $2,852,882, which represents 0.10% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	Non-income producing investment.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(j)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	119

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	54,660,794	1,132,717,084	(1,043,670,520)	143,707,358	132	(691)	715,308	143,692,987
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
120	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	166,602,407	—	—	166,602,407
Commercial Mortgage-Backed Securities - Agency	—	99,194,184	—	—	99,194,184
Commercial Mortgage-Backed Securities - Non-Agency	—	22,025,657	2,852,882	—	24,878,539
Common Stocks
Utilities	—	272,476	—	—	272,476
Corporate Bonds & Notes	—	720,387,124	—	—	720,387,124
Foreign Government Obligations	—	34,576,010	—	—	34,576,010
Inflation-Indexed Bonds	—	44,640,400	—	—	44,640,400
Municipal Bonds	—	11,082,995	—	—	11,082,995
Residential Mortgage-Backed Securities - Agency	—	742,478,170	—	—	742,478,170
Residential Mortgage-Backed Securities - Non-Agency	—	193,196,271	—	—	193,196,271
Senior Loans	—	21,531,873	—	—	21,531,873
Treasury Bills	46,655,967	—	—	—	46,655,967
U.S. Treasury Obligations	632,961,169	—	—	—	632,961,169
Money Market Funds	—	—	—	143,692,987	143,692,987
Total Investments in Securities	679,617,136	2,055,987,567	2,852,882	143,692,987	2,882,150,572
Investments in Derivatives
Asset
Futures Contracts	6,584,376	—	—	—	6,584,376
Total	686,201,512	2,055,987,567	2,852,882	143,692,987	2,888,734,948
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	121

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
6,448,983	—	—	6,448,983
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
122	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	19,869,000	19,983,342
Series 2019-1A Class A
03/20/2023	3.450%	8,644,000	8,850,908
Bank of the West Auto Trust(a)
Series 2019-1 Class A4
10/15/2024	2.510%	7,250,000	7,267,846
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	16,831,000	17,024,965
Series 2017-2 Class A
03/15/2029	2.360%	8,043,000	8,051,752
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	9,295,000	9,308,739
Series 2016-4A Class A
07/25/2022	2.650%	5,177,000	5,179,527
Series 2019-1A Class A
03/25/2023	3.710%	17,512,000	17,983,103
Hyundai Auto Receivables Trust
Series 2018-B Class A4
01/15/2025	3.290%	11,500,000	11,853,935
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/16/2024	3.094%	1,700,897	1,700,074
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	3,518,000	3,565,210
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	3.004%	5,109,000	5,119,883
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.740%	13,672,458	13,370,480
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	3.204%	8,418,135	8,374,069
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-4A Class A1
1-month USD LIBOR + 0.540% Floor 0.540% 11/27/2039	2.944%	2,960,065	2,953,161
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	3.204%	7,478,041	7,485,724
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.844%	5,419,000	5,401,968
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	3.396%	2,887,644	2,898,597
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	5.450%	225,749	226,676
Series 2013-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 10/15/2031	3.794%	1,361,235	1,362,588
Series 2014-A Class A2B
1-month USD LIBOR + 1.150% Floor 1.150% 01/15/2026	3.544%	129,895	129,922
SLM Private Education Loan Trust(a)
Series 2014-A Class A2A
01/15/2026	2.590%	465,210	465,117
SLM Student Loan Trust(a),(b)
Series 2004-10 Class A7A
3-month USD LIBOR + 0.750% Floor 0.750% 10/25/2029	3.180%	5,357,000	5,324,617
Series 2004-10 Class A7B
3-month USD LIBOR + 0.750% Floor 0.750% 10/25/2029	3.180%	28,537,000	28,349,229
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	2.720%	3,172,018	3,138,128
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	3.054%	19,256,472	19,287,667
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	2.954%	19,110,632	18,909,834
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	123

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	2,749,923	2,753,882
Series 2015-C Class A2A
07/15/2027	2.750%	4,574,801	4,599,633
Series 2016-B Class A2A
02/17/2032	2.430%	131,915	131,573
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.844%	2,874,756	2,925,133
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	3.294%	7,214,165	7,235,447
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	3.144%	9,419,000	9,401,329
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	3.504%	1,156,346	1,162,809
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.354%	2,407,361	2,412,095
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	3.254%	3,443,133	3,450,577
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	3.104%	1,677,929	1,679,999
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	3.004%	1,889,267	1,883,053
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	4,104,000	4,097,554
Total Asset-Backed Securities — Non-Agency (Cost $273,334,929)			275,300,145

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% Floor 0.200% 02/25/2023	2.631%	3,032,915	3,027,732
Total Commercial Mortgage-Backed Securities - Agency (Cost $3,032,915)			3,027,732

Commercial Mortgage-Backed Securities - Non-Agency 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust
Series 2013-LC6 Class A3
01/10/2046	2.666%	10,292,725	10,397,478
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	153,241	154,516
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	436,409	439,933
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	431,731	432,534
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	2,018,406	2,023,359
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	787,296	790,115
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	115,391	115,281
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	377,961	382,323
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $14,491,989)			14,735,539

Residential Mortgage-Backed Securities - Agency 42.8%

Federal Home Loan Mortgage Corp.
04/01/2031	4.500%	2,456,742	2,614,601
10/01/2033- 01/01/2034	4.000%	1,488,323	1,578,165
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,672,172	1,777,998
CMO Series 4425 Class LA
07/15/2039	4.000%	4,906,474	5,042,156
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.841% Cap 8.402% 05/01/2042	3.401%	2,983,577	3,074,477
12-month USD LIBOR + 1.650% Cap 7.341% 03/01/2043	2.340%	5,827,100	5,848,358
12-month USD LIBOR + 1.569% Floor 1.569%, Cap 7.751% 03/01/2045	2.776%	6,557,256	6,673,153
12-month USD LIBOR + 1.636% Floor 1.636%, Cap 8.590% 02/01/2049	3.590%	39,631,973	40,880,209

The accompanying Notes to Financial Statements are an integral part of this statement.
124	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4853 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 04/15/2038	2.794%	6,570,870	6,567,040
CMO Series 4897 Class F
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/15/2049	2.840%	12,000,000	11,982,653
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	844,066	916,412
Federal National Mortgage Association
04/01/2032- 02/01/2034	4.000%	62,890,463	66,428,928
02/01/2034- 03/01/2049	4.500%	78,503,371	82,893,609
10/01/2040- 03/01/2049	5.000%	56,475,651	61,212,268
CMO Series 2009-20 Class DT
04/25/2039	4.500%	2,042,409	2,236,194
CMO Series 2013-103 Class H
03/25/2038	4.500%	4,097,072	4,229,165
CMO Series 2013-17 Class DC
03/25/2028	2.000%	2,729,679	2,710,048
CMO Series 2013-90 Class A
11/25/2038	4.000%	4,138,742	4,202,707
CMO Series 2015-57 Class AB
08/25/2045	3.000%	4,383,305	4,498,908
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.417% 11/01/2042	2.417%	11,333,155	11,396,418
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.735% 01/01/2045	2.733%	5,613,423	5,696,877
12-month USD LIBOR + 1.571% Floor 1.571%, Cap 7.689% 03/01/2045	2.685%	10,846,553	11,018,822
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.747% 06/01/2045	2.747%	10,755,000	10,958,904
01/01/2046- 02/01/2046	2.665%	23,908,661	24,212,041
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.855% 04/01/2046	2.855%	12,046,303	12,246,566
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.899% 07/01/2046	2.895%	33,517,601	34,094,204
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.072% 06/01/2047	3.068%	14,331,316	14,664,279
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.599% Floor 1.604%, Cap 7.953% 08/01/2047	2.951%	5,772,272	5,897,871
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.684% 06/01/2048	3.684%	12,937,853	13,369,725
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.827% 09/01/2048	3.828%	21,978,690	22,854,184
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.848% 12/01/2048	3.861%	11,137,558	11,592,029
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.534% 05/01/2049	3.535%	18,591,212	19,150,740
CMO Series 2018-86 Class MF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 12/25/2048	2.704%	24,864,977	24,725,141
CMO Series 2019-13 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 04/25/2049	2.804%	11,103,234	11,095,960
CMO Series 2019-18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/25/2049	2.854%	9,905,577	9,903,295
CMO Series 2019-18 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/25/2049	2.854%	11,695,812	11,686,358
CMO Series 2019-18 Class FE
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 05/25/2049	2.754%	19,385,334	19,356,049
CMO Series 2019-6 Class FA
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 03/25/2049	2.804%	29,219,901	29,189,302
Federal National Mortgage Association(c)
06/15/2049	5.500%	26,858,000	29,855,221
Government National Mortgage Association(d)
07/22/2043- 07/15/2049	5.000%	23,972,000	25,270,036
07/22/2049	4.500%	14,000,000	14,592,676
Government National Mortgage Association
03/20/2048- 05/20/2049	5.000%	124,218,977	132,079,652
02/20/2049- 04/20/2049	4.500%	22,677,405	24,025,780

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	125

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2011-137 Class WA
07/20/2040	5.561%	2,862,659	3,245,141
Government National Mortgage Association(b)
CMO Series 2018-153 Class FQ
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 11/20/2048	2.683%	4,553,203	4,534,057
Total Residential Mortgage-Backed Securities - Agency (Cost $844,124,961)			852,078,377

Residential Mortgage-Backed Securities - Non-Agency 4.5%

Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	7,040,538	7,147,835
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	7,046,371	7,111,209
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	2,983,824	3,048,936
COLT Mortgage Loan Trust(a),(e)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	14,580,913	14,837,246
CMO Series 2019-1 Class A1
03/25/2049	3.705%	3,328,473	3,393,082
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	7,394,896	7,431,982
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	6,669,537	6,821,443
Spruce Hill Mortgage Loan Trust(a),(e)
CMO Series 2019-SH1 Class A1
04/29/2049	3.395%	5,169,870	5,197,280
Verus Securitization Trust(a),(e)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	3,742,558	3,823,508
CMO Series 2019-1 Class A1
02/25/2059	3.836%	8,806,797	8,943,685
CMO Series 2019-2 Class A1
04/25/2059	3.211%	10,111,520	10,188,523
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(e)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	11,127,286	11,155,683
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $88,001,576)			89,100,412

U.S. Government & Agency Obligations 1.5%

Federal Home Loan Banks
10/21/2019	1.500%	30,000,000	29,930,670
Total U.S. Government & Agency Obligations (Cost $29,910,684)			29,930,670

U.S. Treasury Obligations 36.4%

U.S. Treasury
12/31/2020	2.500%	12,469,000	12,590,768
01/31/2021	1.375%	25,808,000	25,628,554
01/31/2021	2.125%	60,284,000	60,564,227
02/28/2021	2.500%	30,392,000	30,736,284
04/15/2021	2.375%	104,544,000	105,613,943
04/30/2021	2.250%	43,454,000	43,824,038
05/15/2021	2.625%	32,555,000	33,059,857
05/31/2021	1.375%	6,322,000	6,275,326
05/31/2021	2.125%	63,943,000	64,380,110
08/15/2021	2.125%	32,193,000	32,439,478
08/15/2021	2.750%	27,254,000	27,820,372
05/15/2022	2.125%	15,081,000	15,250,661
05/31/2022	1.750%	138,317,000	138,414,255
06/15/2022	1.861%	56,020,000	56,098,778
08/31/2022	1.875%	71,697,000	72,021,877
Total U.S. Treasury Obligations (Cost $721,907,819)			724,718,528

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(f),(g)	21,880,227	21,878,039
Total Money Market Funds (Cost $21,878,039)		21,878,039
Total Investments in Securities (Cost: $1,996,682,912)		2,010,769,442
Other Assets & Liabilities, Net		(18,089,530)
Net Assets		1,992,679,912

At June 30, 2019, securities and/or cash totaling $1,630,000 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
126	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,315	09/2019	USD	498,140,978	2,437,204	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,175)	09/2019	USD	(138,833,594)	—	(1,571,958)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $297,141,337, which represents 14.91% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Represents a security purchased on a forward commitment basis.
(d)	Represents a security purchased on a when-issued basis.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	98,752,022	1,268,015,887	(1,344,887,682)	21,880,227	8,235	—	493,039	21,878,039
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	127

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	275,300,145	—	—	275,300,145
Commercial Mortgage-Backed Securities - Agency	—	3,027,732	—	—	3,027,732
Commercial Mortgage-Backed Securities - Non-Agency	—	14,735,539	—	—	14,735,539
Residential Mortgage-Backed Securities - Agency	—	852,078,377	—	—	852,078,377
Residential Mortgage-Backed Securities - Non-Agency	—	89,100,412	—	—	89,100,412
U.S. Government & Agency Obligations	—	29,930,670	—	—	29,930,670
U.S. Treasury Obligations	724,718,528	—	—	—	724,718,528
Money Market Funds	—	—	—	21,878,039	21,878,039
Total Investments in Securities	724,718,528	1,264,172,875	—	21,878,039	2,010,769,442
Investments in Derivatives
Asset
Futures Contracts	2,437,204	—	—	—	2,437,204
Liability
Futures Contracts	(1,571,958)	—	—	—	(1,571,958)
Total	725,583,774	1,264,172,875	—	21,878,039	2,011,634,688
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
128	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	129

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Consumer Discretionary 14.3%
Hotels, Restaurants & Leisure 4.1%
Hilton Worldwide Holdings, Inc.	177,380	17,337,121
Yum China Holdings, Inc.	189,010	8,732,262
Total		26,069,383
Specialty Retail 7.7%
Advance Auto Parts, Inc.	63,530	9,792,514
Ross Stores, Inc.	109,960	10,899,235
Tractor Supply Co.	113,060	12,300,928
Ulta Beauty, Inc.(a)	47,398	16,441,893
Total		49,434,570
Textiles, Apparel & Luxury Goods 2.5%
lululemon athletica, Inc.(a)	51,390	9,260,992
VF Corp.	74,970	6,548,629
Total		15,809,621
Total Consumer Discretionary		91,313,574
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
Marathon Petroleum Corp.	243,934	13,631,032
Pioneer Natural Resources Co.	86,540	13,315,044
Total		26,946,076
Total Energy		26,946,076
Financials 5.1%
Banks 2.2%
Signature Bank	62,070	7,500,539
SVB Financial Group(a)	27,630	6,205,421
Total		13,705,960
Capital Markets 1.0%
MSCI, Inc.	27,643	6,600,872
Insurance 1.9%
Arthur J Gallagher & Co.	140,410	12,298,512
Total Financials		32,605,344
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.8%
Biotechnology 3.5%
Ascendis Pharma A/S ADR(a)	93,690	10,788,404
Medicines Co. (The)(a)	304,703	11,112,518
Total		21,900,922
Health Care Equipment & Supplies 6.8%
Cooper Companies, Inc. (The)	41,279	13,906,482
DexCom, Inc.(a)	53,210	7,972,987
IDEXX Laboratories, Inc.(a)	45,995	12,663,803
STERIS PLC	60,060	8,941,733
Total		43,485,005
Life Sciences Tools & Services 3.5%
ICON PLC(a)	63,320	9,749,380
Mettler-Toledo International, Inc.(a)	15,002	12,601,680
Total		22,351,060
Total Health Care		87,736,987
Industrials 20.6%
Aerospace & Defense 7.9%
L3 Harris Technologies, Inc.	58,851	11,130,489
Teledyne Technologies, Inc.(a)	65,725	18,000,106
TransDigm Group, Inc.(a)	43,580	21,084,004
Total		50,214,599
Building Products 2.1%
Lennox International, Inc.	49,990	13,747,250
Electrical Equipment 3.2%
AMETEK, Inc.	143,050	12,994,662
Rockwell Automation, Inc.	43,605	7,143,807
Total		20,138,469
Machinery 1.7%
Ingersoll-Rand PLC	85,550	10,836,619
Professional Services 4.1%
IHS Markit Ltd.(a)	172,769	11,008,841
TransUnion	204,394	15,025,003
Total		26,033,844
The accompanying Notes to Financial Statements are an integral part of this statement.
130	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.6%
JB Hunt Transport Services, Inc.	109,817	10,038,372
Total Industrials		131,009,153
Information Technology 33.8%
IT Services 11.5%
Cognizant Technology Solutions Corp., Class A	147,870	9,373,480
Fidelity National Information Services, Inc.	72,110	8,846,455
Fiserv, Inc.(a)	98,470	8,976,525
FleetCor Technologies, Inc.(a)	48,399	13,592,859
Square, Inc., Class A(a)	98,310	7,130,424
Twilio, Inc., Class A(a)	48,680	6,637,518
Worldpay, Inc., Class A(a)	152,840	18,730,542
Total		73,287,803
Semiconductors & Semiconductor Equipment 5.4%
Lam Research Corp.	51,395	9,654,037
Microchip Technology, Inc.	102,280	8,867,676
ON Semiconductor Corp.(a)	462,000	9,337,020
Xilinx, Inc.	53,710	6,333,483
Total		34,192,216
Software 14.5%
Autodesk, Inc.(a)	80,150	13,056,435
Fortinet, Inc.(a)	122,670	9,424,736
NiCE Ltd., ADR(a)	61,960	8,488,520
Palo Alto Networks, Inc.(a)	51,476	10,488,750
ServiceNow, Inc.(a)	55,943	15,360,269
Splunk, Inc.(a)	66,517	8,364,513
SS&C Technologies Holdings, Inc.	241,860	13,933,555
Zendesk, Inc.(a)	152,180	13,548,585
Total		92,665,363
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.4%
NCR Corp.(a)	252,000	7,837,200
Pure Storage, Inc., Class A(a)	480,140	7,331,738
Total		15,168,938
Total Information Technology		215,314,320
Materials 3.2%
Chemicals 1.7%
RPM International, Inc.	183,830	11,233,852
Containers & Packaging 1.5%
Avery Dennison Corp.	81,890	9,473,035
Total Materials		20,706,887
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
SBA Communications Corp.(a)	61,296	13,781,793
Total Real Estate		13,781,793
Total Common Stocks (Cost $501,068,063)		619,414,134

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	9,710,721	9,709,750
Total Money Market Funds (Cost $9,709,761)		9,709,750
Total Investments in Securities (Cost: $510,777,824)		629,123,884
Other Assets & Liabilities, Net		7,992,892
Net Assets		637,116,776

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	131

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	4,575,841	106,450,556	(101,315,676)	9,710,721	(522)	(11)	174,651	9,709,750
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
132	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	91,313,574	—	—	—	91,313,574
Energy	26,946,076	—	—	—	26,946,076
Financials	32,605,344	—	—	—	32,605,344
Health Care	87,736,987	—	—	—	87,736,987
Industrials	131,009,153	—	—	—	131,009,153
Information Technology	215,314,320	—	—	—	215,314,320
Materials	20,706,887	—	—	—	20,706,887
Real Estate	13,781,793	—	—	—	13,781,793
Total Common Stocks	619,414,134	—	—	—	619,414,134
Money Market Funds	—	—	—	9,709,750	9,709,750
Total Investments in Securities	619,414,134	—	—	9,709,750	629,123,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	133

Portfolio of Investments
CTIVP® – William Blair International Leaders Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 5.1%
Aristocrat Leisure Ltd.	438,321	9,474,827
CSL Ltd.	116,372	17,621,501
Macquarie Group Ltd.	197,448	17,416,118
Total		44,512,446
Canada 9.4%
Brookfield Asset Management, Inc., Class A	384,438	18,368,448
Canadian National Railway Co.	242,337	22,428,502
Dollarama, Inc.	292,437	10,287,940
Rogers Communications, Inc., Class B	205,669	11,009,428
Toronto-Dominion Bank (The)	325,838	19,039,459
Total		81,133,777
China 8.5%
Alibaba Group Holding Ltd., ADR(a)	139,378	23,617,602
China Merchants Bank Co., Ltd., Class H	3,586,000	17,795,237
NetEase, Inc., ADR	49,728	12,718,930
Tencent Holdings Ltd.	439,000	19,860,105
Total		73,991,874
Denmark 4.2%
Coloplast A/S, Class B	133,862	15,131,604
DSV A/S	70,703	6,962,124
Ørsted A/S	166,507	14,404,355
Total		36,498,083
Finland 0.5%
Neste OYJ	116,894	3,974,099
France 9.5%
Airbus Group SE	150,823	21,344,709
Capgemini SE	132,032	16,415,956
LVMH Moet Hennessy Louis Vuitton SE	54,730	23,267,124
Safran SA	142,816	20,892,812
Total		81,920,601
Germany 4.9%
Infineon Technologies AG	670,465	11,913,953
Rational AG	14,034	9,672,165
SAP SE	150,724	20,663,033
Total		42,249,151
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.6%
AIA Group Ltd.	2,667,000	28,800,674
Galaxy Entertainment Group Ltd.	1,675,000	11,267,726
Total		40,068,400
India 1.6%
Housing Development Finance Corp., Ltd.	442,518	14,051,340
Ireland 1.8%
Kingspan Group PLC	286,049	15,534,722
Israel 1.6%
Check Point Software Technologies Ltd.(a)	119,277	13,789,614
Italy 0.6%
Ferrari NV	30,818	4,996,820
Japan 8.1%
Daikin Industries Ltd.	96,800	12,674,889
Keyence Corp.	35,320	21,782,639
Nitori Co., Ltd.	80,800	10,722,342
Shiseido Co., Ltd.	209,100	15,815,636
SMC Corp.	25,000	9,371,876
Total		70,367,382
Luxembourg 0.8%
Tenaris SA	505,550	6,630,690
Netherlands 4.9%
Adyen NV(a)	11,205	8,643,377
Koninklijke Philips NV	424,748	18,466,323
Royal Dutch Shell PLC, Class A	472,981	15,401,787
Total		42,511,487
South Africa 0.8%
Bid Corp Ltd.	304,673	6,634,500
Spain 3.8%
ACS Actividades de Construccion y Servicios SA	392,015	15,684,134
Amadeus IT Group SA, Class A	214,367	16,987,623
Total		32,671,757
The accompanying Notes to Financial Statements are an integral part of this statement.
134	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – William Blair International Leaders Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.4%
Atlas Copco AB, Class A	502,740	16,110,630
Hexagon AB, Class B	237,290	13,194,192
Total		29,304,822
Switzerland 7.5%
Lonza Group AG, Registered Shares(a)	59,067	19,940,597
Partners Group Holding AG	18,831	14,809,070
Sika AG	75,486	12,896,230
Temenos AG(a)	94,192	16,865,453
Total		64,511,350
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,702,000	20,665,933
United Kingdom 13.7%
Abcam PLC	213,665	3,999,606
Compass Group PLC	708,591	16,986,177
Diageo PLC	410,796	17,680,767
Experian PLC	613,173	18,572,737
Ferguson PLC	159,514	11,355,790
London Stock Exchange Group PLC	183,749	12,804,440
Melrose Industries PLC	48,643	111,819
Prudential PLC	11,788	257,344
Common Stocks (continued)
Issuer	Shares	Value ($)
RELX PLC	712,381	17,278,411
Segro PLC	1,361,764	12,643,309
St. James’s Place PLC	523,817	7,313,754
Total		119,004,154
Total Common Stocks (Cost $748,363,179)		845,023,002

Rights 0.1%

Spain 0.1%
ACS Actividades de Construccion y Servicios SA(a)	392,015	615,149
Total Rights (Cost $646,381)		615,149

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	16,839,137	16,837,453
Total Money Market Funds (Cost $16,837,457)		16,837,453
Total Investments in Securities (Cost $765,847,017)		862,475,604
Other Assets & Liabilities, Net		2,564,878
Net Assets		$865,040,482

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	23,136,908	579,332,455	(585,630,226)	16,839,137	40	(4)	389,316	16,837,453
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	135

Portfolio of Investments   (continued)
CTIVP® – William Blair International Leaders Fund, June 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	44,512,446	—	—	44,512,446
Canada	81,133,777	—	—	—	81,133,777
China	36,336,532	37,655,342	—	—	73,991,874
Denmark	—	36,498,083	—	—	36,498,083
Finland	—	3,974,099	—	—	3,974,099
The accompanying Notes to Financial Statements are an integral part of this statement.
136	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – William Blair International Leaders Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
France	—	81,920,601	—	—	81,920,601
Germany	—	42,249,151	—	—	42,249,151
Hong Kong	—	40,068,400	—	—	40,068,400
India	—	14,051,340	—	—	14,051,340
Ireland	—	15,534,722	—	—	15,534,722
Israel	13,789,614	—	—	—	13,789,614
Italy	—	4,996,820	—	—	4,996,820
Japan	—	70,367,382	—	—	70,367,382
Luxembourg	—	6,630,690	—	—	6,630,690
Netherlands	—	42,511,487	—	—	42,511,487
South Africa	—	6,634,500	—	—	6,634,500
Spain	—	32,671,757	—	—	32,671,757
Sweden	—	29,304,822	—	—	29,304,822
Switzerland	—	64,511,350	—	—	64,511,350
Taiwan	—	20,665,933	—	—	20,665,933
United Kingdom	—	119,004,154	—	—	119,004,154
Total Common Stocks	131,259,923	713,763,079	—	—	845,023,002
Rights
Spain	—	615,149	—	—	615,149
Total Rights	—	615,149	—	—	615,149
Money Market Funds	—	—	—	16,837,453	16,837,453
Total Investments in Securities	131,259,923	714,378,228	—	16,837,453	862,475,604
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	137

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 5.6%
carsales.com Ltd.	131,110	1,247,892
Cleanaway Waste Management Ltd.	355,953	583,393
Costa Group Holdings Ltd.	100,000	284,129
DuluxGroup Ltd.	235,329	1,540,259
Evolution Mining Ltd.	379,000	1,161,561
National Storage REIT	770,019	946,856
National Storage REIT(a)	77,000	94,683
Star Entertainment Group Ltd. (The)	305,287	883,971
Total		6,742,744
Belgium 0.6%
Melexis NV	11,486	776,645
Brazil 1.8%
Localiza Rent a Car SA	81,000	858,316
Sul America SA	134,300	1,313,639
Total		2,171,955
Cambodia 1.0%
NagaCorp Ltd.	971,000	1,194,290
Canada 4.8%
AG Growth International, Inc.	25,297	1,062,453
CAE, Inc.	54,846	1,474,650
CES Energy Solutions Corp.	341,961	631,931
Osisko Gold Royalties Ltd.	97,923	1,020,693
Seven Generations Energy Ltd.(a)	123,800	606,923
ShawCor Ltd.	31,649	442,755
Winpak Ltd.	18,679	616,191
Total		5,855,596
China 0.4%
Xiabuxiabu Catering Management China Holdings Co., Ltd.	328,000	476,206
Cyprus 0.2%
TCS Group Holding PLC, GDR	9,157	179,477
Denmark 2.2%
SimCorp AS	27,970	2,707,555
France 2.0%
Akka Technologies	25,762	1,855,305
Common Stocks (continued)
Issuer	Shares	Value ($)
Robertet SA	840	610,350
Total		2,465,655
Germany 6.0%
Deutsche Beteiligungs AG	14,914	575,748
Hypoport AG(a)	1,322	360,913
Nemetschek SE	46,284	2,788,283
Stroeer SE & Co. KGaA	16,597	1,246,868
Varta AG(a)	20,936	1,299,826
Washtec AG	14,655	996,519
Total		7,268,157
Hong Kong 2.3%
ASM Pacific Technology Ltd.	59,500	610,018
Stella International Holdings Ltd.	349,500	590,576
Value Partners Group Ltd.	765,000	510,955
Vitasoy International Holdings Ltd.	220,000	1,057,974
Total		2,769,523
India 2.6%
Care Ratings Ltd.	37,137	507,602
Cholamandalam Investment and Finance Co., Ltd.	312,625	1,293,537
GRUH Finance Ltd.(a)	178,681	714,532
PI Industries Ltd.	39,855	677,443
Total		3,193,114
Indonesia 0.9%
PT Link Net Tbk	1,975,000	594,142
PT Tower Bersama Infrastructure Tbk	1,887,200	506,575
Total		1,100,717
Ireland 1.2%
UDG Healthcare PLC	145,353	1,474,531
Italy 4.1%
Amplifon SpA	32,000	749,789
Carel Industries SpA	76,177	926,843
Freni Brembo SpA	143,238	1,648,439
Industria Macchine Automatiche SpA	20,096	1,666,566
Total		4,991,637
The accompanying Notes to Financial Statements are an integral part of this statement.
138	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 19.9%
Aeon Credit Service Co., Ltd.	33,100	534,229
Aeon Mall Co., Ltd.	81,300	1,225,027
Aica Kogyo Co., Ltd.	18,400	616,747
Aruhi Corp.	33,000	648,823
Azbil Corp.	49,384	1,209,269
CyberAgent, Inc.	30,900	1,126,061
Daiseki Co., Ltd.	38,300	960,280
Fuji Oil Holdings, Inc.	30,600	923,076
Glory Ltd.	35,200	931,561
Hoshizaki Corp.	9,000	671,142
Invesco Office J-REIT, Inc.	3,610	604,000
KH Neochem Co., Ltd.	30,800	757,387
Mandom Corp.	45,400	1,100,879
Milbon Co., Ltd.	23,800	1,155,016
Miura Co., Ltd.	24,800	768,689
Nakanishi, Inc.	31,100	571,872
Nihon Unisys Ltd.	22,000	740,078
NSD Co., Ltd.	49,300	1,427,345
Persol Holdings Co., Ltd.	29,700	700,210
SCSK Corp.	13,000	640,821
Seiren Co., Ltd.	101,800	1,420,369
Seria Co., Ltd.	37,300	862,769
Sohgo Security Services Co., Ltd.	18,800	868,977
Solasto Corp.	115,400	1,007,412
TechnoPro Holdings, Inc.	14,900	795,384
Ushio, Inc.	48,600	627,974
Valqua Ltd.	60,500	1,273,729
Yokogawa Electric Corp.	2,700	53,143
Total		24,222,269
Malta 1.7%
Kindred Group PLC	245,268	2,082,180
Mexico 0.9%
Corporación Inmobiliaria Vesta SAB de CV	417,000	613,972
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,208	520,049
Total		1,134,021
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 1.6%
Aalberts NV	21,952	861,665
IMCD NV	11,500	1,054,908
Total		1,916,573
New Zealand 0.7%
Restaurant Brands New Zealand Ltd.(a)	140,615	883,820
Norway 0.5%
Atea ASA(a)	42,356	575,972
Poland 1.2%
KRUK SA(a)	29,328	1,437,916
Russian Federation 0.9%
TCS Group Holding PLC, GDR	54,714	1,072,394
Singapore 1.4%
Mapletree Commercial Trust	1,121,878	1,733,539
South Africa 1.0%
Famous Brands Ltd.(a)	112,192	685,260
PSG Group Ltd.	33,409	566,921
Total		1,252,181
South Korea 3.3%
DoubleUGames Co., Ltd.	19,842	1,066,409
Koh Young Technology, Inc.	18,997	1,369,529
Korea Investment Holdings Co., Ltd.	22,526	1,576,615
Total		4,012,553
Spain 0.5%
Befesa SA	15,000	596,978
Sweden 4.5%
AddTech AB, Class B	49,668	1,508,183
Sectra AB, Class B(a)	16,369	593,160
Sweco AB, Class B	81,912	2,250,477
Trelleborg AB, Class B	75,106	1,067,708
Total		5,419,528
Switzerland 3.2%
Belimo Holding AG, Registered Shares	269	1,653,350
Bossard Holding AG, Class A, Registered Shares	3,809	592,962
Inficon Holding AG	1,108	676,226
Kardex AG	5,500	960,936
Total		3,883,474

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	139

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.1%
Basso Industry Corp.	528,000	992,266
Gourmet Master Co., Ltd.(a)	103,632	579,392
Grape King Bio Ltd.	88,000	580,283
Parade Technologies Ltd.	64,000	1,088,735
Silergy Corp.	27,500	539,155
Sinbon Electronics Co., Ltd.	308,000	1,126,831
Voltronic Power Technology Corp.	58,691	1,279,280
Total		6,185,942
Thailand 0.8%
Beauty Community PCL	1,640,300	218,546
Muangthai Capital PCL, Foreign Registered Shares	394,800	727,956
Total		946,502
Turkey 0.3%
Logo Yazilim Sanayi Ve Ticaret AS(a)	56,438	406,067
United Kingdom 12.5%
Ascential PLC	342,130	1,547,727
Dechra Pharmaceuticals PLC	54,781	1,911,986
Genus PLC	22,000	740,950
GW Pharmaceuticals PLC, ADR(a)	6,369	1,097,952
Hastings Group Holdings PLC	244,362	607,000
Intermediate Capital Group PLC	102,140	1,791,597
Common Stocks (continued)
Issuer	Shares	Value ($)
Renishaw PLC	18,480	1,000,940
Rightmove PLC	320,717	2,181,853
Safestore Holdings PLC	147,225	1,147,050
Spectris PLC	29,000	1,059,285
WH Smith PLC	62,064	1,554,620
Zotefoams PLC	74,000	551,730
Total		15,192,690
United States 1.9%
Inter Parfums, Inc.	15,533	1,032,789
Ultragenyx Pharmaceutical, Inc.(a)	20,938	1,329,563
Total		2,362,352
Total Common Stocks (Cost $112,884,015)		118,684,753

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	2,513,780	2,513,528
Total Money Market Funds (Cost $2,513,557)		2,513,528
Total Investments in Securities (Cost $115,397,572)		121,198,281
Other Assets & Liabilities, Net		414,222
Net Assets		$121,612,503

At June 30, 2019, securities and/or cash totaling $55,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	10	09/2019	USD	961,650	26,997	—
MSCI Emerging Markets Index	4	09/2019	USD	210,680	9,243	—
Total					36,240	—
The accompanying Notes to Financial Statements are an integral part of this statement.
140	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	4,079,789	14,003,102	(15,569,111)	2,513,780	11	(29)	46,690	2,513,528
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	141

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	6,742,744	—	—	6,742,744
Belgium	—	776,645	—	—	776,645
Brazil	2,171,955	—	—	—	2,171,955
Cambodia	—	1,194,290	—	—	1,194,290
Canada	5,855,596	—	—	—	5,855,596
China	—	476,206	—	—	476,206
Cyprus	—	179,477	—	—	179,477
Denmark	—	2,707,555	—	—	2,707,555
France	—	2,465,655	—	—	2,465,655
Germany	—	7,268,157	—	—	7,268,157
Hong Kong	—	2,769,523	—	—	2,769,523
India	—	3,193,114	—	—	3,193,114
Indonesia	—	1,100,717	—	—	1,100,717
Ireland	—	1,474,531	—	—	1,474,531
Italy	—	4,991,637	—	—	4,991,637
Japan	—	24,222,269	—	—	24,222,269
Malta	—	2,082,180	—	—	2,082,180
Mexico	1,134,021	—	—	—	1,134,021
Netherlands	—	1,916,573	—	—	1,916,573
New Zealand	—	883,820	—	—	883,820
Norway	—	575,972	—	—	575,972
Poland	—	1,437,916	—	—	1,437,916
Russian Federation	—	1,072,394	—	—	1,072,394
Singapore	—	1,733,539	—	—	1,733,539
South Africa	—	1,252,181	—	—	1,252,181
South Korea	—	4,012,553	—	—	4,012,553
Spain	—	596,978	—	—	596,978
Sweden	—	5,419,528	—	—	5,419,528
Switzerland	—	3,883,474	—	—	3,883,474
Taiwan	—	6,185,942	—	—	6,185,942
Thailand	—	946,502	—	—	946,502
Turkey	—	406,067	—	—	406,067
United Kingdom	1,097,952	14,094,738	—	—	15,192,690
United States	2,362,352	—	—	—	2,362,352
Total Common Stocks	12,621,876	106,062,877	—	—	118,684,753
Money Market Funds	—	—	—	2,513,528	2,513,528
Total Investments in Securities	12,621,876	106,062,877	—	2,513,528	121,198,281
The accompanying Notes to Financial Statements are an integral part of this statement.
142	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	36,240	—	—	—	36,240
Total	12,658,116	106,062,877	—	2,513,528	121,234,521
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	143

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	3.204%	907,541	907,046
American Credit Acceptance Receivables Trust(a)
Series 2016-4
02/13/2023	2.910%	494,647	494,527
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,930,880
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,105,687
Series 2017-1 Class C
08/18/2022	2.710%	594,000	596,329
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,346,526
Anchor Assets IX LLC(a),(c)
Series 2016-1 Class A
02/15/2020	5.125%	2,495,085	2,495,085
Arivo Acceptance LLC(a),(b),(c),(d)
Series 2018-1 Class A
3-month USD LIBOR + 3.000% 09/15/2019	5.736%	2,096,399	2,096,398
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	622,125
Series 2019-1A Class A
03/20/2023	3.450%	379,000	388,072
Series 2019-2A Class A
09/22/2025	3.350%	3,145,000	3,245,674
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	152,693	152,581
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	96,440	96,402
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	1,566,615	1,583,407
Series 2018-2 Class A
06/15/2033	4.447%	1,936,770	1,965,151
Series 2019-1 Class A
07/15/2034	4.212%	4,365,000	4,386,825
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	129,745	129,642
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	926,059
Capital Auto Receivables Asset Trust
Series 2016-2 Class A4
01/20/2021	1.630%	84,459	84,354
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	3,565,000	3,573,091
Carvana Auto Receivables Trust(a)
Series 2019-2A Class A3
03/15/2023	2.580%	3,373,000	3,374,990
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,008,007
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	2.964%	629,361	605,614
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.916%	366,207	376,619
Series 2003-6 Class 1A5
11/25/2034	5.850%	329,842	347,228
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	4.054%	1,065,928	1,080,191
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	844,387	882,667
College Ave. Student Loans LLC(a),(e)
Series 2019-A Class A2
12/28/2048	3.280%	795,000	794,709
Conix Mortgage Asset Trust(a),(c),(f),(g)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	83,154
COOF Securitization Trust Ltd.(a),(c),(d),(h)
CMO Series 2014-1 Class A
06/25/2040	2.715%	821,874	68,157
CPS Auto Receivables Trust(a)
Series 2014-C Class C
08/17/2020	3.770%	586,835	587,307
The accompanying Notes to Financial Statements are an integral part of this statement.
144	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-A Class C
02/16/2021	4.000%	164,348	164,964
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,386,552
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,411,666	1,418,332
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	758,116	759,041
Credit Acceptance Auto Loan Trust(a)
Series 2017-1A Class A
10/15/2025	2.560%	952,126	951,864
Series 2018-1A Class A
02/16/2027	3.010%	1,138,000	1,143,431
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	741,625
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	621,485
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	345,997
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	756,732	769,308
Series 2018-1 Class A
01/21/2031	3.700%	1,475,928	1,493,824
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	633,670	634,235
Series 2017-AA Class C
01/18/2022	2.980%	556,235	556,561
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	612,066	613,335
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	373,601	374,355
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,134,194	1,141,215
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,960,480
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	3,600,000	3,638,570
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,705,950
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,518,000	2,551,215
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	2,182,000	2,216,851
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	1,004,461
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	766,619	767,239
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,731,077
Subordinated, Series 2017-2 Class C
09/15/2023	2.750%	1,347,280	1,348,148
DT Asset Trust(a),(c)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,499,999
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	724,000	730,788
Subordinated, Series 2016-4A
10/17/2022	3.770%	1,497,400	1,506,455
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,536,104
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	629,630	629,546
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	269,345	269,435
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	810,000	818,408
Series 2017-3A Class A
12/15/2021	2.050%	133,788	133,580
Series 2018-4A Class B
11/15/2022	3.640%	979,000	990,159
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	1,750,256	1,763,347
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	500,473	500,675
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	280,000	281,485
Flagship Credit Auto Trust(a)
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,061,952
Series 2019-2 Class A
10/16/2023	2.830%	4,696,785	4,722,288
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	432,859	433,696
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	702,036

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	145

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,315,311
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	780,000	788,989
Series 2017-2 Class A
03/15/2029	2.360%	4,377,000	4,381,763
Series 2018-1 Class A
07/15/2031	3.190%	4,638,000	4,756,377
Series 2018-2 Class A
01/15/2030	3.470%	1,956,000	2,035,383
Series 2019-1 Class A
07/15/2030	3.520%	3,229,000	3,379,601
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 11/21/2035	5.834%	6,025,000	6,018,546
Foundation Finance Trust(a),(c),(f)
Series 2019-1A Class A
11/15/2034	3.860%	1,668,913	1,674,253
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	755,526	759,313
Series 2018-2 Class A
10/20/2025	3.990%	1,859,782	1,878,872
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	1,036,289	1,041,818
GM Financial Automobile Leasing Trust
Series 2019-2 Class A4
03/20/2023	2.720%	1,008,000	1,019,257
GMAT Trust(a),(d)
Series 2013-1A Class A
11/25/2043	6.967%	20,704	20,790
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	216,403	216,469
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	368,960	381,673
Series 2017-2A Class A
10/15/2053	3.260%	1,842,543	1,872,611
Series 2017-R1A Class R
10/20/2052	5.000%	3,228,791	3,189,478
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,684,841	1,757,870
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	926,719	942,267
Series 2017-1A Class A2
09/20/2047	4.460%	1,216,587	1,283,968
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	798,000	798,867
Series 2015-3A Class A
09/25/2021	2.670%	1,750,000	1,752,587
Series 2016-2A Class A
03/25/2022	2.950%	2,059,000	2,072,683
Series 2016-4A Class A
07/25/2022	2.650%	7,023,000	7,026,428
Series 2017-1A Class A
10/25/2021	2.960%	2,802,000	2,816,134
Series 2017-2A Class A
10/25/2023	3.290%	1,598,000	1,626,783
Series 2019-1A Class A
03/25/2023	3.710%	2,775,000	2,849,652
Series 2019-2A Class A
05/25/2025	3.420%	4,747,000	4,855,006
Subordinated, Series 2016-3A Class B
07/25/2020	3.110%	428,000	428,025
Hertz Vehicle Financing LLC(a)
Series 2018-2A Class A
06/27/2022	3.650%	1,415,000	1,446,758
Series 2018-3A Class A
07/25/2024	4.030%	1,833,000	1,917,507
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	654,875	657,918
Hyundai Floorplan Master Owner Trust(a)
Series 2019-1 Class A
04/15/2024	2.680%	1,502,000	1,519,659
Kabbage Funding LLC(a)
Series 2019-1 Class A
03/15/2024	3.825%	4,175,000	4,232,820
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	1,035,644	1,032,626
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,586,466
LV Tower 52 Issuer(a),(c)
Series 2013-1 Class A
07/15/2019	5.750%	3,645,555	3,647,790
Series 2013-1 Class M
07/15/2019	7.750%	1,379,875	1,380,721

The accompanying Notes to Financial Statements are an integral part of this statement.
146	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	2,239,560	2,246,023
Mariner Finance Issuance Trust(a),(e)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,114,566
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,559,675
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	400,496	400,244
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,047,816	1,167,029
Series 2010-1 Class M
12/15/2045	5.250%	624,542	654,149
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	3.994%	2,731,000	2,786,510
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	4.544%	3,683,582	3,797,460
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 12/16/2058	3.294%	2,325,000	2,334,878
Navient Private Education Loan Trust(a)
Series 2018-BA Class A2A
12/15/2059	3.610%	1,444,000	1,480,773
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	617,233
Series 2018-CA Class A2
06/16/2042	3.520%	649,000	651,330
Series 2018-DA Class A2A
12/15/2059	4.000%	3,395,000	3,552,605
Series 2019-A Class A2A
01/15/2043	3.420%	3,873,000	4,010,225
Series 2019-CA Class A2
02/15/2068	3.130%	2,731,000	2,789,434
Series 2019-D Class A2A
12/15/2059	3.010%	3,183,000	3,194,854
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.914%	1,463,575	1,446,956
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% Floor 0.600% 04/25/2040	3.004%	1,220,317	1,207,469
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	3.104%	10,570,824	10,557,507
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	3.254%	505,549	507,283
Series 2017-5A Class A
1-month USD LIBOR + 0.800% 07/26/2066	3.204%	2,024,699	2,013,861
Series 2019-2A Class A2
1-month USD LIBOR + 1.000% Floor 1.000% 02/27/2068	3.480%	1,953,000	1,955,888
Navient Student Loan Trust(a)
Series 2018-EA Class A2
12/15/2059	4.000%	1,791,000	1,879,534
Series 2019-BA Class A2A
12/15/2059	3.390%	2,597,000	2,679,135
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% Floor 0.350% 12/07/2020	2.769%	75,686	75,558
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	2.760%	457,343	446,954
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.740%	3,325,889	3,252,431
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	2.690%	1,550,342	1,535,156
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	2.443%	3,281,687	3,215,488
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	2.463%	8,921,482	8,864,508

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	147

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	2.523%	656,620	633,550
Nelnet Student Loan Trust(a),(b)
Series 2015-2A Class A2
1-month USD LIBOR + 0.600% Floor 0.600% 09/25/2047	3.004%	240,315	238,581
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	3.204%	2,053,727	2,055,837
Series 2017-2A Class A
1-month USD LIBOR + 0.770% Floor 0.770% 09/25/2065	3.174%	2,331,440	2,314,245
Series 2017-3A Class A
1-month USD LIBOR + 0.850% 02/25/2066	3.254%	2,016,771	2,024,303
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.844%	745,000	742,658
Ocwen Master Advance Receivables Trust(a)
Subordinated Series 2018-T2 Class BT2
08/15/2050	3.942%	3,150,000	3,182,291
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,826,000	1,838,965
OneMain Financial Issuance Trust(a)
Series 2016-1A Class A
02/20/2029	3.660%	1,345,766	1,351,479
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	838,044
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	3,028,362
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,722,250
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,508,510	3,504,199
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,500,459
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,394,750	5,420,021
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,311,863
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,018,556
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,270,894
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	483,521	504,696
Santander Drive Auto Receivables Trust(a)
Subordinated Series 2015-5 Class E
02/15/2023	4.670%	3,200,000	3,227,418
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,677,000	1,687,405
Series 2019-A Class A3
06/20/2022	2.770%	920,000	931,053
SART (c)
Series 2017-1 Class X
11/17/2025	4.750%	3,593,608	3,663,683
SART (a),(c)
Series 2018-1 Class A
06/15/2025	4.750%	4,402,706	4,483,716
Saxon Asset Securities Trust(d)
CMO Series 2003-1 Class AF6
06/25/2033	4.795%	3,961	4,028
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	3.160%	663,383	637,997
SLM Student Loan Trust(b)
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 07/26/2021	2.690%	3,053,034	3,035,993
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	2.640%	2,395,801	2,339,733
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	3.354%	3,326,274	3,283,378
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	3.104%	7,017,662	6,872,441
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	3,220,962	3,254,050

The accompanying Notes to Financial Statements are an integral part of this statement.
148	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class A2A
05/15/2031	2.700%	2,404,007	2,418,595
Series 2016-C Class A2A
09/15/2034	2.340%	2,556,834	2,542,424
Series 2018-C Class A2A
11/15/2035	3.630%	1,704,000	1,781,440
Series 2019-A Class A2A
07/15/2036	3.440%	2,928,000	3,038,063
SMB Private Education Loan Trust(a),(b)
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2027	3.794%	179,612	181,478
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.844%	3,005,969	3,058,645
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	3.494%	520,601	523,658
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	3.294%	6,750,271	6,770,185
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	3.144%	2,256,000	2,251,768
Series 2018-A Class A2B
1-month USD LIBOR + 0.800% Floor 0.800% 02/15/2036	3.194%	903,000	899,205
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	351,122	352,007
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	3.004%	1,069,109	1,065,592
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	2.904%	248,226	248,044
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	709,000	714,997
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,802,591
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,471,382
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	4,541,000	4,634,491
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,549,670
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,047,995
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	1,528,000	1,538,905
Tricolor Auto Securitization Trust(a)
Series 2018-1A Class A
12/15/2020	5.050%	1,104,498	1,114,276
Series 2018-2A Class A
10/15/2021	3.960%	2,944,768	2,960,300
Subordinated Series 2018-2A Class B
02/15/2022	4.760%	1,927,905	1,967,329
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,685,066	1,687,929
Upgrade Receivables Trust(a)
Series 2018-1A Class A
11/15/2024	3.760%	592,492	595,406
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	1,800,823	1,842,161
USASF Receivables LLC(a),(c)
Series 2017-1 Class A
09/15/2030	5.750%	566,636	568,053
VM DEBT LLC(a),(c)
Series 2017-1 Class A
10/02/2024	6.500%	2,209,893	2,209,893
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	972,372	998,624
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	528,961	530,230
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/15/2021	4.100%	730,664	732,752
Series 2016-3A Class C
01/18/2022	2.460%	524,598	524,145
Series 2017-1A Class C
10/17/2022	2.700%	403,988	403,783
World Financial Network Credit Card Master Trust
Series 2016-C Class A
08/15/2023	1.720%	1,002,000	999,668

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	149

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-B Class A
07/15/2025	3.460%	852,000	875,838
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,061,795
Series 2019-B Class A
04/15/2026	2.490%	1,014,000	1,013,798
World Omni Auto Receivables Trust
Series 2016-A Class A4
05/16/2022	1.950%	1,597,000	1,592,295
Total Asset-Backed Securities — Non-Agency (Cost $388,830,381)			391,803,885

Commercial Mortgage-Backed Securities - Agency 7.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	234,270	234,238
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,489,348
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	799,470
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,950,361
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,336,940
Series KJ07 Class A2
12/25/2022	2.312%	4,144,366	4,169,319
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,684,901
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,683,183
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,394,935
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,494,648
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,306,591
Federal National Mortgage Association
04/01/2020	4.372%	1,422,350	1,443,441
07/01/2020	4.066%	2,217,880	2,250,177
01/01/2021	4.296%	724,802	748,658
09/01/2021	2.120%	2,800,000	2,790,890
06/01/2022	2.790%	2,435,728	2,476,933
07/01/2022	2.670%	5,000,000	5,077,025
08/01/2022	2.650%	7,000,000	7,107,178
11/01/2022	2.450%	6,000,000	6,022,276
02/01/2023	2.460%	2,562,375	2,583,763
04/01/2023	2.500%	6,000,000	6,074,199
04/01/2023	2.640%	2,706,864	2,751,630
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2023	2.520%	3,000,000	3,040,218
06/01/2023	2.420%	2,656,708	2,685,942
06/01/2023	2.510%	1,762,562	1,787,654
07/01/2023	3.670%	6,000,000	6,331,859
08/01/2023	3.590%	2,500,000	2,639,179
11/01/2023	3.690%	1,190,571	1,261,824
07/01/2025	3.070%	9,683,225	10,099,532
09/01/2025	3.100%	2,472,508	2,580,926
12/01/2025	3.765%	6,945,932	7,499,155
07/01/2026	4.450%	2,649,860	3,005,890
10/01/2026	3.235%	1,377,307	1,457,405
12/01/2026	3.240%	1,500,000	1,588,272
01/01/2027	3.710%	2,996,000	3,251,048
02/01/2027	3.340%	1,000,000	1,064,583
03/01/2027	2.910%	3,506,397	3,631,655
05/01/2027	2.885%	2,289,810	2,367,340
06/01/2027	3.000%	2,000,000	2,086,042
07/01/2027	3.210%	936,880	989,175
06/01/2028	3.570%	2,787,000	3,031,701
07/01/2028	3.570%	3,365,242	3,625,069
10/01/2028	3.890%	1,342,000	1,479,488
11/01/2028	4.250%	993,122	1,121,181
12/01/2028	3.890%	4,317,171	4,756,568
12/01/2028	3.930%	8,530,000	9,452,555
01/01/2029	3.940%	4,026,528	4,449,777
01/01/2029	4.070%	5,120,000	5,650,529
10/01/2029	3.201%	8,544,605	8,905,800
02/01/2030	2.920%	2,882,606	2,950,346
02/01/2030	3.550%	1,000,000	1,081,119
06/01/2030	3.130%	4,812,000	5,017,753
06/01/2030	3.670%	6,600,000	7,185,334
06/01/2030	3.800%	5,000,000	5,505,952
07/01/2030	3.210%	4,205,000	4,410,375
07/01/2030	3.300%	4,022,000	4,255,815
07/01/2030	3.340%	2,500,000	2,651,724
07/01/2030	3.850%	4,500,000	4,981,514
09/01/2030	3.390%	5,618,497	5,963,685
09/01/2030	3.410%	7,500,000	8,025,925
05/01/2033	3.530%	2,594,000	2,762,620
04/01/2035	3.330%	2,500,000	2,622,143
06/01/2036	3.150%	2,826,261	2,928,809
06/01/2037	5.900%	649,047	746,298
Series 2010-M3 Class A3
03/25/2020	4.332%	974,656	982,958
Series 2011-M1 Class A3
06/25/2021	3.763%	948,373	965,806
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	65,734	65,509
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	12,156,590
Series 2017-M5 Class A2
04/25/2029	3.299%	1,929,000	2,024,757
Series 2017-T1 Class A
06/25/2027	2.898%	2,776,158	2,829,518

The accompanying Notes to Financial Statements are an integral part of this statement.
150	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
CMO Series 2013-M13 Class A2
04/25/2023	2.637%	2,367,363	2,399,958
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,909,788	2,012,558
CMO Series 2015-M11 Class A2
04/25/2025	2.923%	2,000,000	2,060,430
Series 2017-M12 Class A2
06/25/2027	3.184%	2,402,000	2,509,122
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	562,845
Series 2018-M10 Class A2
07/25/2028	3.497%	2,683,000	2,857,858
Series 2018-M3 Class A2
02/25/2030	3.193%	1,057,000	1,098,712
Series 2018-M4 Class A2
03/25/2028	3.144%	1,473,000	1,534,533
FREMF Mortgage Trust(a),(d)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.807%	3,410,000	3,503,229
Subordinated, Series 2016-K59 Class B
11/25/2049	3.695%	2,383,000	2,429,918
Subordinated, Series 2016-K722 Class B
07/25/2049	3.971%	1,400,000	1,430,892
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.817%	2,494,512	2,487,716
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	2.907%	3,176,554	3,170,801
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.907%	3,172,278	3,166,502
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.907%	1,701,407	1,698,180
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	2.917%	1,159,818	1,158,752
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2014-168 Class VB
06/16/2047	3.421%	3,304,682	3,488,286
Total Commercial Mortgage-Backed Securities - Agency (Cost $270,800,290)			284,395,313

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,399,371	2,513,382
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	558,948
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,062,392	1,110,975
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,130,158
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,155,109	1,197,882
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,258,011
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	214,354
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,172,314
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,051,968
Americold 2010 LLC Trust(a),(c)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	102,006	101,600
Series 2015-2 Class A
11/15/2048	3.336%	1,345,339	1,346,621
BBCMS Mortgage Trust
Series 2018-C2 Class A5
12/15/2051	4.314%	866,000	971,464
Series 2018-C2 Class ASB
12/15/2051	4.236%	3,294,000	3,619,116
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,873,162
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	385,612
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(h)
CMO Series 2007-T26 Class X1
01/12/2045	0.023%	14,386,677	6,444

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	151

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	475,104
Series 2019-B9 Class A4
03/15/2052	3.751%	466,000	504,261
Camden Property Trust(a),(c)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,877,705	4,867,034
CD Mortgage Trust(d)
Series 2017-CD4 Class A4
05/10/2050	3.514%	961,000	1,017,501
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,561,090
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class A3
12/10/2054	3.839%	1,038,000	1,114,716
Series 2017-C8 Class A1
06/15/2050	1.965%	490,057	487,932
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,076,250
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class AS
04/10/2048	3.457%	362,000	376,509
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(h)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	6,507,284	46
CMO Series 2007-CD4 Class XC
12/11/2049	0.728%	215,998	2,361
COBALT CMBS Commercial Mortgage Trust(d),(h)
CMO Series 2006-C1 Class
08/15/2048	1.004%	554,596	4,234
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	949,774	950,716
COMM Mortgage Trust
Series 2018-COR3 Class A3
05/10/2051	4.228%	1,208,000	1,343,968
COMM Mortgage Trust(a)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,347,891
Commercial Mortgage Trust(d),(h)
CMO Series 2012-CR2 Class XA
08/15/2045	1.806%	2,074,919	86,120
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	587,706	594,273
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,843,974	4,940,969
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-CR12 Class A4
10/10/2046	4.046%	651,000	692,350
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,134,909
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,486,819
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,335,033
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,140,862
Commercial Mortgage Trust(d)
Series 2013-CR9 Class A4
07/10/2045	4.374%	1,775,000	1,903,181
Commercial Mortgage Trust(a),(d)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	639,215
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,048,479
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	2,744,000	2,923,144
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	931,000	974,023
Series 2015-C3 Class A4
08/15/2048	3.718%	1,156,000	1,225,957
Series 2015-C4 Class A4
11/15/2048	3.808%	1,586,000	1,691,568
Series 2019-C15 Class A4
03/15/2052	4.053%	1,236,000	1,355,532
Series 2019-C16 Class A3
06/15/2052	3.329%	991,000	1,027,375
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	357,864
Greenwich Capital Commercial Funding Corp.(d)
Series 2006-GG7 Class AM
07/10/2038	5.830%	73,365	73,773
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,062,155
Series 2013-KING Class A
12/10/2027	2.706%	819,019	818,537
GS Mortgage Securities Corp. Trust(a),(d),(h)
CMO Series 2006-GG8 Class X
11/10/2039	1.120%	1,947,082	15,479

The accompanying Notes to Financial Statements are an integral part of this statement.
152	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	422,000	441,703
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,316,700
Series 2015-GC34 Class A4
10/10/2048	3.506%	747,000	787,280
Series 2017-GS6 Class A3
05/10/2050	3.433%	3,300,000	3,471,935
Series 2017-GS7 Class A4
08/10/2050	3.430%	1,633,000	1,701,019
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,177,357
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	744,126
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,342,032
Series 2015-C33 Class A4
12/15/2048	3.770%	500,000	533,615
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,966,220
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A5
03/15/2050	3.694%	468,000	501,315
Series 2018-C8 Class A3
06/15/2051	3.944%	788,000	859,561
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	787,794
JPMorgan Chase Commercial Mortgage Securities Trust(d),(h)
CMO Series 2006-CB15 Class X1
06/12/2043	0.432%	6,488,953	12,900
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d),(h)
CMO Series 2010-C2 Class XA
11/15/2043	1.716%	4,095,584	54,597
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class A1
08/15/2049	1.324%	526,893	521,937
KGS-Alpha SBA COOF Trust(a),(c),(d),(h)
CMO Series 2012-2 Class A
08/25/2038	0.822%	2,781,191	62,577
CMO Series 2013-2 Class A
03/25/2039	1.660%	3,726,376	144,397
CMO Series 2014-2 Class A
04/25/2040	3.159%	851,450	59,602
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,663,455
LB-UBS Commercial Mortgage Trust(a),(d),(h)
CMO Series 2006-C1 Class XCL
02/15/2041	0.392%	1,935,960	265
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(d),(h)
CMO Series 2006-4 Class XC
12/12/2049	0.765%	333,450	15
Morgan Stanley Capital I Trust(a),(d),(h)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.777%	1,648,554	89
CMO Series 2006-T21 Class X
10/12/2052	0.078%	3,887,181	3,130
CMO Series 2007-HQ11 Class X
02/12/2044	0.410%	486,128	632
Morgan Stanley Capital I Trust
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	1,002,382
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	813,568
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	884,330
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,193,185
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,054,630
Wachovia Bank Commercial Mortgage Trust(a),(d),(h)
CMO Series 2004-C12 Class
07/15/2041	0.322%	10,775,114	191
CMO Series 2006-C24 Class XC
03/15/2045	0.098%	5,772,428	36
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2013-120B Class A
03/18/2028	2.800%	2,000,000	1,999,621
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	287,132	286,823
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,234,275

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	153

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	981,315
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $110,151,224)			112,613,850

Corporate Bonds & Notes 23.7%

Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	596,478
Airbus Group SE(a)
04/10/2027	3.150%	409,000	424,158
04/10/2047	3.950%	150,000	162,499
Boeing Co. (The)
05/01/2022	2.700%	1,348,000	1,367,328
05/01/2026	3.100%	1,724,000	1,776,973
03/01/2029	3.200%	1,419,000	1,469,241
03/01/2038	3.550%	263,000	265,635
03/01/2039	3.500%	662,000	666,320
11/01/2048	3.850%	123,000	127,933
05/01/2049	3.900%	1,146,000	1,198,619
Harris Corp.
04/27/2035	4.854%	310,000	346,405
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	459,193
12/15/2042	4.070%	649,000	714,958
09/15/2052	4.090%	517,000	574,301
Northrop Grumman Corp.
10/15/2022	2.550%	2,010,000	2,021,431
08/01/2023	3.250%	1,854,000	1,917,064
01/15/2025	2.930%	91,000	92,650
01/15/2028	3.250%	1,032,000	1,059,753
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	571,327
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	179,983
04/15/2047	4.350%	66,000	72,376
Total			16,064,625
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	757,540	815,725
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,416,730
Total			5,232,455
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,768,222	1,858,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A
01/15/2030	3.550%	530,074	531,312
Series 2017-1 Class AA
01/15/2030	3.300%	374,170	376,402
American Airlines Pass-Through Trust
01/15/2023	4.950%	427,892	448,637
Series 2015-1 Class A
05/01/2027	3.375%	521,808	531,735
Series 2016-2 Class A
06/15/2028	3.650%	192,940	196,486
Series 2016-3 Class AA
10/15/2028	3.000%	2,020,891	2,013,473
Series 2017-1 Class AA
02/15/2029	3.650%	617,400	639,311
Series 2017-2 Class B
10/15/2025	3.700%	203,150	202,336
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	643,009	673,431
Series 2018-1 Class AA
09/20/2031	3.800%	465,864	487,328
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	566,522	600,703
10/29/2024	4.000%	130,964	136,891
Delta Air Lines, Inc.
04/19/2028	4.375%	427,000	435,513
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	291,549	294,612
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	309,793	341,638
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	235,603	250,172
03/01/2026	4.600%	246,460	255,409
Series 2016-1 Class A
07/07/2028	3.450%	512,915	519,258
Series 2016-1 Class B
01/07/2026	3.650%	119,780	120,188
Series 2018-1 Class A
03/01/2030	3.700%	456,905	460,423
Series 2018-1 Class AA
03/01/2030	3.500%	805,725	823,693
Series 2019-1 Class A
08/25/2031	4.550%	1,000,000	1,072,973
Series 2019-1 Class AA
08/25/2031	4.150%	1,120,000	1,195,979
Total			14,466,419

The accompanying Notes to Financial Statements are an integral part of this statement.
154	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.2%
AvalonBay Communities, Inc.
06/01/2025	3.450%	215,000	225,412
11/15/2025	3.500%	300,000	315,345
10/15/2046	3.900%	85,000	89,501
ERP Operating LP
04/15/2023	3.000%	200,000	204,827
03/01/2028	3.500%	221,000	232,692
12/01/2028	4.150%	480,000	531,273
Mid-America Apartments LP
10/15/2023	4.300%	652,000	692,564
06/15/2024	3.750%	1,522,000	1,582,775
11/15/2025	4.000%	780,000	825,642
06/01/2027	3.600%	432,000	445,486
03/15/2029	3.950%	276,000	292,340
UDR, Inc.
09/01/2026	2.950%	363,000	360,226
UDR, Inc.(e)
01/15/2030	3.200%	550,000	547,863
Total			6,345,946
Automotive 0.3%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	711,827
Ford Motor Co.
01/15/2043	4.750%	2,703,000	2,349,375
Ford Motor Credit Co. LLC
11/02/2027	3.815%	589,000	563,535
05/03/2029	5.113%	643,000	656,982
General Motors Co.
04/01/2038	5.150%	250,000	247,434
04/01/2049	5.950%	1,624,000	1,705,297
General Motors Financial Co., Inc.
04/13/2024	3.950%	600,000	613,681
01/15/2025	4.000%	335,000	339,992
04/09/2025	4.350%	515,000	532,302
07/13/2025	4.300%	1,525,000	1,570,645
Total			9,291,070
Banking 6.5%
ABN AMRO Bank NV(a)
06/04/2020	2.450%	1,195,000	1,195,793
Subordinated
07/28/2025	4.750%	431,000	463,193
AIB Group PLC(a)
10/12/2023	4.750%	875,000	919,647
American Express Co.
05/20/2022	2.750%	2,041,000	2,066,080
05/20/2026	3.125%	2,041,000	2,096,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
12/05/2024	3.625%	170,000	178,405
American Express Credit Corp.
05/05/2021	2.250%	331,000	331,020
03/03/2022	2.700%	210,000	212,120
ANZ New Zealand International Ltd.(a)
08/06/2020	2.850%	478,000	480,720
ASB Bank Ltd.(a)
05/23/2024	3.125%	860,000	875,894
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	238,326
Banco Santander SA
06/27/2024	2.706%	2,200,000	2,203,335
06/27/2029	3.306%	800,000	805,139
Bank of America Corp.
10/19/2020	2.625%	225,000	225,753
01/11/2023	3.300%	3,287,000	3,388,049
Bank of America Corp.(j)
10/01/2021	2.328%	2,777,000	2,771,946
01/20/2023	3.124%	2,184,000	2,219,457
04/24/2023	2.881%	575,000	581,663
12/20/2023	3.004%	53,000	53,924
07/23/2024	3.864%	250,000	262,537
03/15/2025	3.458%	3,353,000	3,479,411
10/01/2025	3.093%	7,912,000	8,098,533
04/23/2027	3.559%	1,949,000	2,031,482
04/24/2028	3.705%	1,800,000	1,887,109
12/20/2028	3.419%	3,719,000	3,825,884
02/07/2030	3.974%	1,718,000	1,839,411
04/24/2038	4.244%	685,000	745,840
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	924,071
Bank of Montreal
02/05/2024	3.300%	700,000	724,746
Bank of Montreal, Subordinated(j)
12/15/2032	3.803%	583,000	592,631
Bank of New York Mellon Corp. (The)(j)
05/16/2023	2.661%	200,000	201,532
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,095,174
11/18/2025	3.950%	575,000	621,673
Bank of Nova Scotia (The)
09/19/2022	2.450%	400,000	403,379
02/11/2024	3.400%	1,230,000	1,279,753
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	522,749

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(j)
02/15/2023	4.610%	800,000	827,981
05/16/2024	4.338%	1,539,000	1,589,478
05/07/2025	3.932%	2,204,000	2,242,687
05/16/2029	4.972%	1,151,000	1,225,969
Barclays PLC
03/16/2025	3.650%	1,491,000	1,498,449
BB&T Corp.
06/20/2022	3.050%	2,158,000	2,204,619
BB&T Corp., Subordinated
03/19/2029	3.875%	1,336,000	1,427,162
BNP Paribas SA(a)
03/01/2023	3.500%	1,000,000	1,027,273
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	446,320
02/21/2022	2.900%	800,000	807,608
11/03/2022	2.650%	600,000	602,092
BPCE SA
07/15/2019	2.500%	250,000	249,975
12/02/2026	3.375%	700,000	721,593
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	527,367
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	3,450,000	3,525,496
Capital One Financial Corp.
01/29/2024	3.900%	1,075,000	1,130,153
10/30/2024	3.300%	953,000	977,387
Subordinated
10/29/2025	4.200%	700,000	736,673
Citibank NA(j)
05/20/2022	2.844%	3,753,000	3,783,805
Citibank NA
01/23/2024	3.650%	2,000,000	2,103,950
Citigroup, Inc.
08/02/2021	2.350%	269,000	268,816
04/25/2022	2.750%	900,000	908,407
12/01/2025	7.000%	765,000	922,524
10/21/2026	3.200%	1,616,000	1,649,186
01/15/2028	6.625%	215,000	263,698
Citigroup, Inc.(j)
01/24/2023	3.142%	500,000	508,086
04/24/2025	3.352%	5,218,000	5,387,580
07/24/2028	3.668%	600,000	625,910
03/20/2030	3.980%	4,072,000	4,351,864
01/24/2039	3.878%	100,000	104,146
Citizens Bank NA
03/29/2023	3.700%	250,000	260,278
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	408,302
Comerica, Inc.
02/01/2029	4.000%	700,000	752,063
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	496,931
03/16/2023	3.450%	540,000	559,823
05/18/2026	2.850%	540,000	543,830
Subordinated
12/09/2025	4.500%	703,000	749,196
Compass Bank
06/11/2021	3.500%	450,000	458,451
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	654,795
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	1,307,000	1,391,245
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	258,959
Subordinated
03/17/2025	4.375%	340,000	356,903
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,250,932
01/09/2028	4.282%	2,417,000	2,549,055
Credit Suisse Group AG(a),(j)
01/12/2029	3.869%	708,000	728,896
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	676,073
03/26/2025	3.750%	500,000	521,217
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	543,389
09/12/2023	3.875%	1,407,000	1,435,240
01/12/2024	5.375%	701,000	754,624
Discover Bank
07/27/2026	3.450%	633,000	642,115
Fifth Third Bancorp
01/25/2024	3.650%	525,000	551,579
03/14/2028	3.950%	400,000	431,068
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	685,000	690,353
06/05/2023	2.908%	900,000	909,391
07/24/2023	2.905%	652,000	658,421
09/29/2025	3.272%	887,000	905,729
06/05/2028	3.691%	1,744,000	1,800,324

The accompanying Notes to Financial Statements are an integral part of this statement.
156	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	578,000	598,309
05/22/2025	3.750%	4,028,000	4,213,711
11/16/2026	3.500%	900,000	921,334
01/26/2027	3.850%	2,122,000	2,217,153
Subordinated
10/21/2025	4.250%	531,000	563,202
HSBC Holdings PLC
04/05/2021	5.100%	1,700,000	1,776,140
03/30/2022	4.000%	306,000	318,864
05/25/2023	3.600%	657,000	683,417
03/08/2026	4.300%	855,000	915,372
Subordinated
03/14/2024	4.250%	2,500,000	2,638,400
HSBC Holdings PLC(j)
11/22/2023	3.033%	288,000	291,701
03/11/2025	3.803%	3,326,000	3,462,456
03/13/2028	4.041%	744,000	780,493
05/22/2030	3.973%	2,691,000	2,809,199
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	142,762
01/14/2022	2.300%	352,000	351,637
ING Groep NV
04/09/2024	3.550%	875,000	904,209
JPMorgan Chase & Co.(j)
04/01/2023	3.207%	4,000,000	4,080,220
12/05/2024	4.023%	604,000	641,443
03/01/2025	3.220%	359,000	368,731
04/23/2029	4.005%	1,233,000	1,328,594
05/06/2030	3.702%	312,000	328,994
07/24/2038	3.882%	2,251,000	2,356,131
KeyBank NA
05/22/2022	3.180%	1,373,000	1,395,617
Lloyds Banking Group PLC
03/12/2024	3.900%	1,482,000	1,543,060
03/22/2028	4.375%	392,000	416,752
Subordinated
12/10/2025	4.582%	500,000	522,027
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,012,468
01/15/2026	3.900%	370,000	386,695
Macquarie Group Ltd.(a)
01/14/2020	6.000%	600,000	611,213
01/14/2021	6.250%	926,000	975,817
Macquarie Group Ltd.(a),(j)
11/28/2028	3.763%	340,000	346,174
01/15/2030	5.033%	1,145,000	1,265,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	382,000	385,255
02/22/2022	2.998%	177,000	179,517
03/07/2022	3.218%	2,330,000	2,379,063
07/26/2023	3.761%	775,000	810,838
09/13/2023	2.527%	384,000	383,312
03/07/2024	3.407%	3,566,000	3,696,348
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	440,247
Morgan Stanley
01/26/2020	5.500%	600,000	610,211
07/24/2020	5.500%	324,000	334,431
01/25/2021	5.750%	372,000	390,708
07/28/2021	5.500%	4,335,000	4,602,803
11/17/2021	2.625%	2,488,000	2,502,933
05/19/2022	2.750%	7,000	7,073
10/23/2024	3.700%	2,772,000	2,922,170
07/23/2025	4.000%	2,053,000	2,200,451
01/20/2027	3.625%	1,547,000	1,620,543
Morgan Stanley(j)
04/24/2024	3.737%	130,000	135,546
07/22/2028	3.591%	889,000	922,846
01/24/2029	3.772%	333,000	350,867
04/22/2039	4.457%	586,000	648,951
NatWest Markets PLC(a)
09/29/2022	3.625%	1,225,000	1,250,503
Nordea Bank Abp(a)
01/27/2020	4.875%	300,000	304,223
09/17/2020	2.500%	3,500,000	3,506,450
Subordinated
09/21/2022	4.250%	910,000	946,943
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	231,000	233,949
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	581,092
PNC Financial Services Group, Inc. (The)
04/23/2029	3.450%	4,787,000	5,067,578
Rabobank Nederland NY
01/10/2022	2.750%	620,000	626,672
Regions Financial Corp.
08/14/2023	3.800%	385,000	403,102
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,053,134
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	540,000	558,396
05/08/2030	4.445%	610,000	631,757

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	157

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Holdings USA, Inc.
06/07/2024	3.500%	5,908,000	5,999,208
07/17/2025	4.500%	973,000	1,034,459
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	664,945
Societe Generale SA(a)
03/28/2024	3.875%	725,000	750,215
Subordinated
04/14/2025	4.250%	900,000	923,153
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	617,044
Standard Chartered PLC(a),(j)
01/20/2023	4.247%	600,000	619,370
05/21/2025	3.785%	1,596,000	1,632,726
05/21/2030	4.305%	269,000	279,076
Subordinated
03/15/2033	4.866%	700,000	731,689
State Street Corp.(j)
05/15/2023	2.653%	250,000	252,614
12/03/2024	3.776%	300,000	315,755
State Street Corp.
05/15/2023	3.100%	630,000	646,808
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,212,044
10/18/2022	2.778%	452,000	456,258
07/14/2026	2.632%	590,000	586,075
10/19/2026	3.010%	297,000	301,101
SunTrust Bank
Subordinated
05/15/2026	3.300%	500,000	511,182
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	357,309
05/01/2025	4.000%	191,000	204,555
Svenska Handelsbanken AB
10/01/2020	2.400%	1,500,000	1,503,808
Synchrony Financial
03/19/2024	4.375%	313,000	328,617
07/23/2025	4.500%	624,000	655,027
08/04/2026	3.700%	300,000	298,007
03/19/2029	5.150%	1,294,000	1,395,060
Toronto-Dominion Bank (The)
06/12/2024	2.650%	1,867,000	1,883,861
U.S. Bancorp
01/24/2022	2.625%	309,000	312,313
07/22/2026	2.375%	1,200,000	1,186,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	960,000	984,313
09/24/2025	4.125%	200,000	213,999
04/15/2026	4.125%	401,000	428,118
03/23/2028	4.253%	1,872,000	2,012,027
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	201,600
US Bancorp
11/17/2025	3.950%	735,000	798,447
Wells Fargo & Co.
03/04/2021	2.500%	460,000	460,947
01/24/2023	3.069%	796,000	808,756
01/24/2024	3.750%	600,000	630,788
09/09/2024	3.300%	750,000	775,482
09/29/2025	3.550%	2,000,000	2,088,704
Subordinated
06/03/2026	4.100%	777,000	823,057
Wells Fargo & Co.(j)
06/17/2027	3.196%	1,270,000	1,295,773
Westpac Banking Corp.
06/28/2022	2.500%	500,000	503,119
05/13/2026	2.850%	500,000	504,827
Westpac Banking Corp.(j)
11/23/2031	4.322%	600,000	620,155
Total			235,092,490
Brokerage/Asset Managers/Exchanges 0.2%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	896,716
Brookfield Finance, Inc.
03/29/2029	4.850%	840,000	917,521
09/20/2047	4.700%	369,000	384,785
Carlyle Holdings(b),(c),(f)
3-month USD LIBOR + 2.000% 07/15/2019	3.302%	22,271	22,263
Charles Schwab Corp. (The)
05/22/2029	3.250%	2,992,000	3,095,727
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	309,353
Invesco Finance PLC
01/15/2026	3.750%	567,000	593,040
Lazard Group LLC
09/19/2028	4.500%	1,274,000	1,357,149
03/11/2029	4.375%	194,000	204,660
Total			7,781,214
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	309,196

The accompanying Notes to Financial Statements are an integral part of this statement.
158	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	393,064
Masco Corp.
08/15/2032	6.500%	540,000	636,544
Total			1,338,804
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	601,000	631,020
04/01/2038	5.375%	286,000	307,045
Comcast Corp.
10/01/2020	3.300%	3,488,000	3,535,786
10/01/2021	3.450%	1,545,000	1,589,685
04/15/2024	3.700%	1,230,000	1,305,351
10/15/2025	3.950%	1,696,000	1,831,522
03/01/2026	3.150%	622,000	643,666
10/15/2028	4.150%	1,401,000	1,543,531
08/15/2034	4.200%	400,000	443,684
11/15/2035	6.500%	1,378,000	1,864,781
10/15/2038	4.600%	2,267,000	2,595,173
03/01/2048	4.000%	933,000	981,957
10/15/2048	4.700%	312,000	365,795
11/01/2049	3.999%	500,000	526,195
11/01/2052	4.049%	800,000	847,195
10/15/2058	4.950%	1,350,000	1,641,419
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	282,070
TCI Communications, Inc.
02/15/2028	7.125%	415,000	535,659
Time Warner Cable LLC
05/01/2037	6.550%	1,035,000	1,188,857
06/15/2039	6.750%	1,400,000	1,635,141
Total			24,295,532
Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	512,540
Albemarle Corp.
12/01/2044	5.450%	270,000	286,940
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	491,086
Dow Chemical Co. (The)
10/01/2034	4.250%	430,000	449,459
DowDuPont, Inc.
11/15/2025	4.493%	1,317,000	1,457,619
11/15/2028	4.725%	639,000	721,634
11/15/2038	5.319%	290,000	340,735
11/15/2048	5.419%	703,000	855,071
Huntsman International LLC
11/15/2022	5.125%	514,000	543,112
05/01/2029	4.500%	1,678,000	1,728,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	228,166
09/26/2048	5.000%	261,000	289,620
Mosaic Co. (The)
11/15/2027	4.050%	716,000	737,683
11/15/2033	5.450%	1,036,000	1,175,315
Nutrien Ltd.
04/01/2029	4.200%	155,000	167,569
03/15/2035	4.125%	700,000	692,097
04/01/2049	5.000%	220,000	249,137
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	168,137
Union Carbide Corp.
06/01/2025	7.500%	300,000	363,867
10/01/2096	7.750%	920,000	1,248,419
Westlake Chemical Corp.
08/15/2026	3.600%	634,000	643,983
08/15/2046	5.000%	261,000	268,224
Total			13,619,082
Construction Machinery 0.0%
John Deere Capital Corp.
01/10/2024	3.450%	180,000	188,231
09/08/2027	2.800%	700,000	708,252
Vinci SA(a)
04/10/2029	3.750%	350,000	375,961
Total			1,272,444
Consumer Cyclical Services 0.2%
Amazon.com, Inc.
12/05/2034	4.800%	500,000	613,894
08/22/2037	3.875%	550,000	606,259
08/22/2057	4.250%	800,000	924,885
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	325,223
IHS Markit Ltd.
05/01/2024	3.625%	433,000	445,809
Mastercard, Inc.
06/01/2029	2.950%	1,557,000	1,605,817
06/01/2049	3.650%	808,000	854,330
Total			5,376,217
Consumer Products 0.0%
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	403,449
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	558,465

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	159

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unilever Capital Corp.
03/22/2025	3.375%	230,000	240,753
Total			1,202,667
Diversified Manufacturing 0.5%
Eaton Corp.
04/01/2024	7.625%	500,000	595,647
General Electric Co.
09/16/2020	4.375%	2,500,000	2,548,687
01/05/2026	5.550%	1,700,000	1,895,517
01/14/2038	5.875%	770,000	874,167
03/11/2044	4.500%	1,696,000	1,652,169
Nvent Finance Sarl
04/15/2028	4.550%	450,000	457,052
United Technologies Corp.
08/16/2023	3.650%	2,381,000	2,495,374
08/16/2025	3.950%	1,050,000	1,131,190
11/16/2028	4.125%	548,000	601,717
07/15/2038	6.125%	1,300,000	1,722,863
11/16/2038	4.450%	1,006,000	1,128,148
06/01/2042	4.500%	450,000	507,436
11/01/2046	3.750%	450,000	457,748
WW Grainger, Inc.
06/15/2045	4.600%	200,000	221,457
Total			16,289,172
Electric 1.7%
Alabama Power Co.
02/15/2033	5.700%	467,000	570,135
05/15/2038	6.125%	70,000	92,997
Appalachian Power Co.
03/01/2049	4.500%	215,000	241,510
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	881,623
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	370,485
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,029,278
02/01/2025	3.500%	529,000	556,985
CenterPoint Energy, Inc.
09/01/2022	2.500%	128,000	128,197
02/01/2024	3.850%	430,000	451,383
11/01/2028	4.250%	926,000	1,000,900
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	742,344
CMS Energy Corp.
08/15/2027	3.450%	300,000	309,140
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	247,465
03/01/2049	4.000%	1,184,000	1,277,961
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	258,531
Consolidated Edison Co. of New York, Inc.
05/15/2049	4.125%	312,000	336,383
Consumers Energy Co.
08/31/2064	4.350%	547,000	601,582
Dominion Energy, Inc.
08/15/2019	1.600%	1,194,000	1,192,254
08/15/2021	2.000%	895,000	886,624
08/01/2033	5.250%	1,315,000	1,546,857
DTE Electric Co.
06/15/2042	3.950%	364,000	378,497
DTE Energy Co.
03/15/2027	3.800%	1,875,000	1,962,412
06/15/2029	3.400%	185,000	188,184
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	739,848
01/15/2038	6.000%	226,000	299,248
12/15/2041	4.250%	313,000	343,843
Duke Energy Corp.
09/01/2021	1.800%	1,343,000	1,327,809
09/01/2026	2.650%	213,000	210,472
06/15/2029	3.400%	808,000	826,402
06/15/2049	4.200%	187,000	196,172
Duke Energy Indiana LLC
05/15/2046	3.750%	854,000	871,769
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	329,999
Duke Energy Progress LLC
03/15/2029	3.450%	1,010,000	1,064,507
04/01/2035	5.700%	300,000	366,676
10/15/2046	3.700%	323,000	328,902
09/15/2047	3.600%	300,000	299,683
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	701,842
Enel Finance International NV(a)
09/14/2025	4.625%	210,000	225,181
05/25/2027	3.625%	380,000	381,018
04/06/2028	3.500%	335,000	329,770
Entergy Arkansas LLC
04/01/2049	4.200%	184,000	202,595
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	321,255
Entergy Corp.
09/01/2026	2.950%	336,000	335,614
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	474,509

The accompanying Notes to Financial Statements are an integral part of this statement.
160	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	401,892
10/01/2039	6.250%	300,000	356,541
FirstEnergy Corp.
07/15/2022	2.850%	108,000	109,244
03/15/2023	4.250%	1,616,000	1,706,911
07/15/2027	3.900%	366,000	384,024
07/15/2047	4.850%	667,000	751,936
FirstEnergy Transmission LLC(a)
07/15/2044	5.450%	258,000	307,981
04/01/2049	4.550%	325,000	355,006
Florida Power & Light Co.
09/01/2035	5.400%	600,000	730,703
Fortis, Inc.
10/04/2026	3.055%	620,000	615,773
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	279,166
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	183,380
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	903,076
06/15/2047	4.200%	400,000	440,476
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,005,000	1,094,524
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	762,401
07/15/2049	4.250%	594,000	674,521
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,506,000	1,605,937
Mississippi Power Co.
03/30/2028	3.950%	1,563,000	1,645,358
National Rural Utilities Cooperative Finance Corp.
03/15/2029	3.700%	270,000	290,690
Nevada Power Co.
04/01/2036	6.650%	225,000	306,632
09/15/2040	5.375%	546,000	649,114
New England Power Co.(a)
12/05/2047	3.800%	168,000	170,786
NextEra Energy Capital Holdings, Inc.(j)
05/01/2079	5.650%	92,000	94,728
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	836,984
Northern States Power Co.
06/01/2036	6.250%	150,000	201,195
NRG Energy, Inc.(a)
06/15/2029	4.450%	585,000	609,029
Ohio Power Co.
06/01/2049	4.000%	346,000	371,035
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	191,477
PacifiCorp
10/15/2037	6.250%	200,000	269,543
PacifiCorp.
02/15/2050	4.150%	739,000	817,531
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	144,023
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	240,334
03/15/2043	4.150%	250,000	269,067
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	326,394
06/01/2023	3.400%	184,000	188,636
05/15/2026	3.100%	432,000	430,790
06/01/2043	4.700%	124,000	132,302
03/15/2044	5.000%	460,000	513,569
09/15/2047	4.000%	222,000	214,212
Progress Energy, Inc.
01/15/2021	4.400%	187,000	191,960
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	317,202
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	238,024
Public Service Electric & Gas Co.
05/15/2029	3.200%	1,233,000	1,280,849
05/01/2049	3.850%	862,000	923,298
Public Service Enterprise Group, Inc.
06/15/2024	2.875%	1,501,000	1,519,137
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	615,661
Southern California Edison Co.
08/01/2025	3.700%	737,000	761,959
03/01/2028	3.650%	200,000	204,601
01/15/2036	5.550%	130,000	144,454
02/01/2038	5.950%	210,000	251,159
03/15/2039	6.050%	187,000	227,483
03/15/2040	5.500%	793,000	916,494
10/01/2043	4.650%	304,000	325,937
03/01/2048	4.125%	2,043,000	2,069,085
Southern Co. (The)
07/01/2026	3.250%	250,000	253,777
07/01/2046	4.400%	926,000	977,531
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,276,499
Southwestern Electric Power Co.
04/01/2045	3.900%	837,000	832,665
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	377,360

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	161

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	764,195
Union Electric Co.
06/15/2027	2.950%	286,000	290,570
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	128,774
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	196,261
Xcel Energy, Inc.
07/01/2036	6.500%	112,000	146,968
09/15/2041	4.800%	90,000	99,627
Total			61,337,292
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	174,899
Waste Management, Inc.
06/15/2029	3.450%	390,000	410,955
Total			585,854
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	946,667
01/15/2025	3.500%	400,000	404,606
04/03/2026	4.450%	550,000	578,900
Air Lease Corp.
09/15/2023	3.000%	520,000	522,247
03/01/2025	3.250%	645,000	648,806
Aircastle Ltd.
09/25/2023	4.400%	485,000	503,730
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	361,700
08/01/2025	4.125%	500,000	520,633
11/01/2027	3.500%	600,000	600,159
Avolon Holdings Funding Ltd.(a)
05/01/2026	4.375%	790,000	809,722
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	910,000	905,620
11/15/2035	4.418%	3,115,000	3,083,071
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,140,709
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	697,672
Total			11,724,242
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2026	3.650%	1,281,000	1,346,744
02/01/2036	4.700%	5,200,000	5,708,716
02/01/2046	4.900%	2,333,000	2,596,088
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,933,000	2,094,638
01/23/2029	4.750%	570,000	646,334
01/23/2031	4.900%	1,095,000	1,268,364
01/23/2049	5.550%	734,000	897,436
04/15/2058	4.750%	100,000	106,736
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	142,648
Campbell Soup Co.
03/15/2025	3.950%	590,000	615,572
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	144,288
11/01/2036	7.250%	300,000	416,133
Conagra Brands, Inc.
11/01/2025	4.600%	235,000	255,374
11/01/2038	5.300%	525,000	568,950
Constellation Brands, Inc.
02/15/2023	3.200%	309,000	315,854
11/15/2025	4.400%	347,000	379,794
12/06/2026	3.700%	522,000	546,716
05/09/2027	3.500%	442,000	454,888
02/15/2028	3.600%	977,000	1,007,961
11/15/2048	5.250%	144,000	167,348
Danone SA(a)
11/02/2023	2.589%	506,000	508,308
11/02/2026	2.947%	4,466,000	4,463,347
General Mills, Inc.
04/17/2025	4.000%	400,000	425,508
04/17/2028	4.200%	245,000	264,549
04/17/2038	4.550%	100,000	106,381
Kellogg Co.
11/15/2027	3.400%	262,000	266,651
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	268,395
05/25/2038	4.985%	323,000	355,737
Keurig Dr. Pepper, Inc.
06/15/2027	3.430%	135,000	136,361
Kraft Heinz Foods Co.
01/26/2039	6.875%	548,000	661,821
Kraft Heinz Foods Co. (The)
07/02/2020	2.800%	1,862,000	1,865,298
06/01/2026	3.000%	511,000	497,478
07/15/2035	5.000%	1,170,000	1,231,886
07/15/2045	5.200%	217,000	227,117
06/01/2046	4.375%	599,000	567,538

The accompanying Notes to Financial Statements are an integral part of this statement.
162	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
04/01/2054	4.125%	788,000	851,693
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	213,588
08/15/2027	3.400%	198,000	202,420
Nestle Holdings, Inc.(a)
09/24/2021	3.100%	725,000	739,968
09/24/2023	3.350%	941,000	981,508
09/24/2025	3.500%	1,414,000	1,502,509
09/24/2038	3.900%	628,000	683,642
09/24/2048	4.000%	257,000	284,580
Sysco Corp.
03/15/2025	3.550%	105,000	109,960
10/01/2025	3.750%	388,000	411,746
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	227,969
Total			37,736,540
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	644,000	696,447
Health Care 1.1%
Abbott Laboratories
11/30/2023	3.400%	345,000	359,670
09/15/2025	3.875%	256,000	275,539
11/30/2026	3.750%	1,128,000	1,221,883
11/30/2046	4.900%	1,823,000	2,248,390
Becton Dickinson and Co.
06/05/2020	2.404%	2,071,000	2,069,405
06/06/2024	3.363%	698,000	720,400
12/15/2024	3.734%	1,810,000	1,896,726
06/06/2027	3.700%	680,000	709,854
12/15/2044	4.685%	770,000	853,650
Boston Scientific Corp.
03/01/2026	3.750%	1,553,000	1,649,980
03/01/2028	4.000%	609,000	655,620
03/01/2029	4.000%	749,000	810,863
03/01/2039	4.550%	500,000	555,606
03/01/2049	4.700%	678,000	773,960
CVS Health Corp.
12/01/2022	2.750%	500,000	502,136
03/09/2023	3.700%	632,000	652,946
12/05/2023	4.000%	926,000	969,995
03/25/2025	4.100%	3,900,000	4,114,044
03/25/2028	4.300%	1,453,000	1,532,539
03/25/2038	4.780%	1,843,000	1,922,022
03/25/2048	5.050%	853,000	909,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a)
10/10/2025	6.204%	170,020	184,669
01/10/2032	7.507%	110,993	136,077
01/10/2034	5.926%	758,881	863,244
01/10/2036	4.704%	671,952	708,828
Edwards Lifesciences Corp.
06/15/2028	4.300%	893,000	966,432
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	180,181
02/25/2026	4.500%	577,000	622,177
07/15/2046	4.800%	218,000	230,706
Halfmoon Parent, Inc.(a)
09/17/2021	3.400%	1,399,000	1,426,093
07/15/2023	3.750%	1,726,000	1,796,222
10/15/2028	4.375%	1,361,000	1,468,667
08/15/2038	4.800%	137,000	147,519
12/15/2048	4.900%	1,194,000	1,303,922
HCA, Inc.
06/15/2026	5.250%	700,000	774,187
06/15/2039	5.125%	660,000	685,964
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	306,412
Thermo Fisher Scientific, Inc.
02/01/2044	5.300%	700,000	855,152
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	179,583
Total			38,240,876
Healthcare Insurance 0.2%
Aetna, Inc.
12/15/2037	6.750%	590,000	740,217
08/15/2047	3.875%	499,000	451,517
Anthem, Inc.
12/01/2024	3.350%	350,000	362,284
03/01/2028	4.101%	565,000	604,373
12/01/2047	4.375%	94,000	99,872
Magellan Health, Inc.
09/22/2024	4.400%	750,000	742,232
UnitedHealth Group, Inc.
02/15/2024	3.500%	1,033,000	1,083,003
12/15/2025	3.700%	688,000	733,380
03/15/2026	3.100%	642,000	663,505
07/15/2035	4.625%	658,000	758,560
12/15/2048	4.450%	514,000	590,634
Total			6,829,577
Healthcare REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	128,021

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	163

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCP, Inc.
03/01/2024	4.200%	81,000	85,682
08/15/2024	3.875%	694,000	727,644
HCP, Inc.(e)
07/15/2029	3.500%	703,000	706,897
Senior Housing Properties Trust
04/15/2020	6.750%	400,000	404,071
02/15/2028	4.750%	500,000	484,837
Ventas Realty LP
01/15/2026	4.125%	258,000	273,326
04/01/2027	3.850%	246,000	255,153
04/15/2049	4.875%	619,000	681,004
Welltower, Inc.
06/01/2025	4.000%	500,000	529,395
Total			4,276,030
Independent Energy 0.3%
Anadarko Finance Co.
05/01/2031	7.500%	322,000	425,852
Anadarko Holding Co.
05/15/2028	7.150%	570,000	699,282
Anadarko Petroleum Corp.
03/15/2021	4.850%	558,000	577,618
03/15/2046	6.600%	327,000	425,655
Apache Corp.
04/15/2043	4.750%	268,000	260,912
07/01/2049	5.350%	290,000	306,914
Cimarex Energy Co.
03/15/2029	4.375%	1,821,000	1,930,488
Devon Energy Corp.
07/15/2041	5.600%	1,030,000	1,233,147
Encana Corp.
11/01/2031	7.375%	695,000	893,087
08/15/2037	6.625%	575,000	706,904
02/01/2038	6.500%	637,000	778,141
EQT Corp.
10/01/2027	3.900%	302,000	286,423
Hess Corp.
04/01/2027	4.300%	197,000	204,239
04/01/2047	5.800%	113,000	126,005
Marathon Oil Corp.
07/15/2027	4.400%	650,000	689,867
10/01/2037	6.600%	315,000	388,713
06/01/2045	5.200%	650,000	723,921
Noble Energy, Inc.
03/01/2041	6.000%	400,000	459,184
11/15/2044	5.050%	1,125,000	1,195,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
03/15/2048	4.200%	200,000	201,957
Total			12,514,154
Integrated Energy 0.5%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	236,182
BP Capital Markets America, Inc.
04/14/2024	3.224%	1,500,000	1,552,606
09/21/2025	3.796%	1,867,000	1,993,801
02/11/2026	3.410%	2,216,000	2,326,310
09/21/2028	3.937%	3,834,000	4,162,279
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,718,054
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	102,793
04/15/2027	4.250%	300,000	310,634
11/15/2039	6.750%	495,000	586,693
ENI SpA(a)
09/12/2023	4.000%	510,000	531,533
Husky Energy, Inc.
04/15/2022	3.950%	750,000	776,824
Petro-Canada
05/15/2035	5.950%	250,000	309,995
Shell International Finance BV
05/11/2025	3.250%	1,320,000	1,380,125
05/11/2035	4.125%	200,000	221,875
Total Capital International SA
01/25/2023	2.700%	500,000	507,370
04/10/2024	3.750%	350,000	372,898
Total			17,089,972
Life Insurance 0.7%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	533,351
04/09/2029	3.600%	320,000	335,043
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	804,572
American International Group, Inc.
07/10/2025	3.750%	1,561,000	1,637,263
04/01/2028	4.200%	1,066,000	1,137,040
03/15/2029	4.250%	621,000	665,811
07/16/2044	4.500%	524,000	552,949
01/15/2055	4.375%	478,000	482,025
Athene Global Funding(a)
04/20/2020	2.750%	703,000	704,760
01/25/2022	4.000%	221,000	228,869
07/01/2022	3.000%	405,000	409,870
Athene Holding Ltd.
01/12/2028	4.125%	224,000	225,765

The accompanying Notes to Financial Statements are an integral part of this statement.
164	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,077,230
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	537,396
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	237,257
Harborwalk Funding Trust, Subordinated(a),(j)
02/15/2069	5.077%	800,000	905,047
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	297,606
04/29/2026	3.050%	1,073,000	1,085,336
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	293,037
Lincoln National Corp.
04/07/2036	6.150%	24,000	29,788
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,425,402
MetLife, Inc.
09/15/2023	4.368%	600,000	649,564
11/13/2043	4.875%	490,000	581,322
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	800,000	844,158
09/19/2027	3.000%	500,000	508,406
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	412,458
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	827,311
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	593,925
Prudential Financial, Inc.
05/15/2044	4.600%	307,000	350,701
02/25/2050	4.350%	1,826,000	2,041,439
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,641,068
Reinsurance Group of America, Inc.
05/15/2029	3.900%	1,228,000	1,273,732
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	526,030
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%	450,000	526,887
05/15/2047	4.270%	300,000	324,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Torchmark Corp.
09/15/2028	4.550%	380,000	415,103
Total			26,121,981
Media and Entertainment 0.3%
CBS Corp.
08/15/2024	3.700%	1,019,000	1,051,525
Discovery Communications LLC
03/20/2028	3.950%	158,000	162,631
05/15/2029	4.125%	861,000	896,270
06/01/2040	6.350%	490,000	577,975
05/15/2049	5.300%	1,128,000	1,211,532
Fox Corp.(a)
01/25/2024	4.030%	655,000	696,143
01/25/2029	4.709%	822,000	918,658
01/25/2049	5.576%	701,000	852,917
Grupo Televisa SAB
01/31/2046	6.125%	356,000	414,595
Viacom, Inc.
04/01/2024	3.875%	352,000	366,608
03/15/2043	4.375%	269,000	263,180
09/01/2043	5.850%	519,000	611,079
Walt Disney Co. (The)(a)
07/15/2024	9.500%	407,000	538,325
04/30/2028	7.300%	350,000	464,668
10/15/2045	4.950%	593,000	744,969
Walt Disney Co. (The)
06/01/2044	4.125%	312,000	354,580
Total			10,125,655
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	250,321
09/11/2027	4.000%	400,000	401,997
Barrick Gold Corp.
10/15/2035	6.450%	780,000	958,660
Barrick North America Finance LLC
05/30/2041	5.700%	742,000	901,803
05/01/2043	5.750%	297,000	370,617
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,666,338
09/30/2043	5.000%	497,000	618,992
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,321,677
Southern Copper Corp.
04/23/2025	3.875%	708,000	733,868
04/23/2045	5.875%	803,000	952,511
Teck Resources Ltd.
07/15/2041	6.250%	2,078,000	2,331,923

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	165

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Canada Ltd.
09/15/2032	7.200%	800,000	914,164
Vale Overseas Ltd.
11/21/2036	6.875%	504,000	605,233
Total			12,028,104
Midstream 1.1%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	253,000	267,087
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2022	3.500%	711,000	728,447
12/01/2047	5.200%	882,000	943,160
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	595,969
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	412,384
Buckeye Partners LP
07/01/2023	4.150%	348,000	337,126
11/15/2043	5.850%	770,000	644,871
Enbridge, Inc.
07/15/2022	2.900%	1,320,000	1,338,109
06/10/2044	4.500%	500,000	530,227
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	350,000	354,169
Energy Transfer Operating LP
01/15/2024	5.875%	1,831,000	2,038,837
06/01/2027	5.500%	1,089,000	1,218,000
04/15/2029	5.250%	547,000	611,072
04/15/2049	6.250%	944,000	1,117,581
Energy Transfer Partners LP
03/15/2025	4.050%	946,000	984,401
01/15/2026	4.750%	449,000	481,308
06/01/2041	6.050%	1,279,000	1,431,046
12/15/2045	6.125%	309,000	352,071
Enterprise Products Operating LLC(e)
07/31/2029	3.125%	2,062,000	2,072,582
01/31/2050	4.200%	1,125,000	1,156,276
Enterprise Products Operating LLC
03/01/2033	6.875%	250,000	333,274
10/15/2034	6.650%	1,000,000	1,321,982
04/15/2038	7.550%	600,000	833,835
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	737,132
Kinder Morgan Energy Partners LP
08/15/2033	7.300%	98,000	129,023
01/15/2038	6.950%	309,000	395,662
03/01/2043	5.000%	710,000	749,990
03/01/2044	5.500%	450,000	507,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	1,898,000	1,967,924
Kinder Morgan, Inc.
03/01/2028	4.300%	900,000	963,087
06/01/2045	5.550%	846,000	978,172
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	749,844
12/01/2042	4.200%	404,000	394,842
MPLX LP
03/01/2027	4.125%	747,000	781,299
03/15/2028	4.000%	280,000	290,315
04/15/2038	4.500%	764,000	771,679
04/15/2048	4.700%	286,000	291,099
02/15/2049	5.500%	829,000	938,870
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,513,010
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	173,988
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	503,369
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	284,662
02/15/2040	6.850%	652,000	775,328
04/01/2044	5.300%	795,000	820,527
10/01/2047	5.400%	304,000	322,968
TC PipeLines LP
05/25/2027	3.900%	247,000	251,890
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	658,504
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	624,072
Western Gas Partners LP
08/15/2048	5.500%	647,000	613,484
Williams Companies, Inc. (The)
01/15/2025	3.900%	665,000	696,359
06/24/2044	5.750%	373,000	435,075
03/01/2048	4.850%	320,000	342,397
Total			38,765,576
Natural Gas 0.1%
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	394,071
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	405,586
04/01/2028	4.000%	43,000	45,782
NiSource Finance Corp.
02/01/2042	5.800%	381,000	465,565
NiSource, Inc.
02/15/2023	3.850%	237,000	245,700

The accompanying Notes to Financial Statements are an integral part of this statement.
166	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
02/01/2023	2.900%	562,000	566,477
02/01/2028	3.400%	353,000	352,220
02/01/2048	4.000%	987,000	965,077
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	200,186
06/15/2026	3.250%	169,000	170,626
10/01/2046	3.950%	247,000	244,602
Total			4,055,892
Office REIT 0.2%
Boston Properties LP
02/01/2024	3.800%	378,000	395,819
12/01/2028	4.500%	350,000	387,694
06/21/2029	3.400%	836,000	856,090
Government Properties Income Trust
08/15/2019	3.750%	2,050,000	2,051,015
07/15/2022	4.000%	471,000	475,412
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,123,387
Select Income REIT
02/01/2020	3.600%	600,000	601,437
Total			6,890,854
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	329,965
Halliburton Co.
11/15/2035	4.850%	497,000	530,300
09/15/2039	7.450%	240,000	331,307
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	1,245,000	1,254,906
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	191,964
05/17/2028	3.900%	1,029,000	1,070,185
Total			3,708,627
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	335,372
ORIX Corp.
07/18/2022	2.900%	252,000	255,639
01/16/2024	4.050%	300,000	318,105
Total			909,116
Other Industry 0.1%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	330,552
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	759,438
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	1,054,298
Total			2,144,288
Other REIT 0.1%
Digital Realty Trust LP
08/15/2027	3.700%	231,000	237,935
Duke Realty LP
06/30/2026	3.250%	203,000	206,447
EPR Properties
04/15/2028	4.950%	121,000	130,134
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	917,949
Liberty Property LP
10/01/2026	3.250%	279,000	279,700
Life Storage LP
06/15/2029	4.000%	820,000	841,032
Public Storage
09/15/2027	3.094%	1,343,000	1,371,284
05/01/2029	3.385%	1,276,000	1,332,438
Total			5,316,919
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	409,303
12/01/2046	4.000%	431,000	444,058
Total			853,361
Paper 0.0%
International Paper Co.
11/15/2039	7.300%	500,000	650,491
WRKCo, Inc.
03/15/2025	3.750%	350,000	363,694
06/01/2028	3.900%	170,000	174,438
Total			1,188,623
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/2020	2.500%	2,366,000	2,365,647
11/14/2028	4.250%	463,000	494,638
11/14/2048	4.875%	358,000	376,273
Amgen, Inc.
10/01/2041	4.950%	200,000	225,438
05/01/2045	4.400%	500,000	530,977
AstraZeneca PLC
09/15/2037	6.450%	290,000	392,223

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	167

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.(a)
05/16/2022	2.600%	2,693,000	2,725,701
07/26/2024	2.900%	1,468,000	1,501,867
06/15/2026	3.200%	1,051,000	1,092,191
07/26/2029	3.400%	2,349,000	2,460,744
06/15/2039	4.125%	633,000	682,242
10/26/2049	4.250%	124,000	137,025
Celgene Corp.
02/19/2021	2.875%	623,000	628,049
02/15/2023	2.750%	2,247,000	2,270,609
02/20/2028	3.900%	1,232,000	1,323,800
11/15/2047	4.350%	309,000	341,096
Eli Lilly & Co.
03/15/2059	4.150%	460,000	504,325
Gilead Sciences, Inc.
03/01/2026	3.650%	625,000	660,580
09/01/2035	4.600%	590,000	662,145
09/01/2036	4.000%	286,000	301,436
03/01/2047	4.150%	184,000	193,152
Merck & Co., Inc.
03/07/2029	3.400%	1,107,000	1,176,131
03/07/2039	3.900%	800,000	873,315
03/07/2049	4.000%	719,000	798,670
Mylan NV
06/15/2026	3.950%	200,000	193,123
Pfizer, Inc.
03/11/2022	2.800%	611,000	623,062
12/15/2026	3.000%	315,000	324,905
03/15/2029	3.450%	1,670,000	1,766,735
09/15/2038	4.100%	350,000	385,757
03/15/2039	3.900%	900,000	969,079
09/15/2048	4.200%	1,000,000	1,121,260
Sanofi
06/19/2023	3.375%	1,711,000	1,782,749
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	612,000	618,031
09/23/2026	3.200%	1,480,000	1,492,066
Total			31,995,041
Property & Casualty 0.4%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	559,383
Aon Corp.
05/02/2029	3.750%	749,000	780,756
Assurant, Inc.
09/27/2023	4.200%	545,000	566,464
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	505,446
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	788,803
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,271,119
CNA Financial Corp.
08/15/2027	3.450%	500,000	507,157
Enstar Group Ltd.
06/01/2029	4.950%	816,000	826,717
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	337,398
04/15/2043	4.300%	430,000	454,399
Liberty Mutual Group, Inc.(a)
02/01/2029	4.569%	1,734,000	1,906,058
03/15/2034	7.000%	400,000	519,173
03/15/2035	6.500%	300,000	372,744
06/15/2049	4.500%	313,000	329,859
Markel Corp.
11/01/2027	3.500%	306,000	305,723
05/20/2049	5.000%	933,000	1,011,641
Marsh & McLennan Companies, Inc.
03/15/2029	4.375%	499,000	550,723
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	620,191
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	327,366
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	789,570
Total			13,330,690
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	734,137
05/01/2040	5.750%	790,000	1,034,291
04/01/2044	4.900%	350,000	424,219
Canadian Pacific Railway Co.
09/15/2115	6.125%	450,000	613,374
CSX Corp.
06/01/2021	4.250%	215,000	221,807
10/01/2036	6.000%	450,000	563,644
11/15/2048	4.750%	442,000	513,680
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	627,578
Union Pacific Corp.
03/01/2022	2.950%	1,125,000	1,145,787
03/01/2024	3.150%	719,000	741,672
03/01/2029	3.700%	1,286,000	1,381,925
03/01/2049	4.300%	780,000	862,656
09/15/2067	4.100%	200,000	199,901
Total			9,064,671

The accompanying Notes to Financial Statements are an integral part of this statement.
168	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.0%
Marathon Petroleum Corp.
09/15/2044	4.750%	673,000	699,454
Phillips 66
03/15/2028	3.900%	285,000	300,418
11/15/2044	4.875%	40,000	44,652
Valero Energy Corp.
04/15/2032	7.500%	260,000	353,414
Total			1,397,938
Restaurants 0.1%
McDonald’s Corp.
12/09/2035	4.700%	283,000	321,660
10/15/2037	6.300%	268,000	350,691
09/01/2048	4.450%	667,000	733,321
Starbucks Corp.
08/15/2025	3.800%	67,000	71,506
12/01/2047	3.750%	215,000	211,139
11/15/2048	4.500%	675,000	740,634
08/15/2049	4.450%	307,000	336,197
Total			2,765,148
Retail REIT 0.3%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	1,030,066
DDR Corp.
07/15/2022	4.625%	542,000	563,646
02/01/2025	3.625%	482,000	489,185
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	769,580
12/15/2026	3.600%	618,000	634,516
Realty Income Corp.
07/15/2024	3.875%	642,000	681,104
04/15/2025	3.875%	255,000	271,538
06/15/2029	3.250%	617,000	628,331
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,065,605
SITE Centers Corp.
02/01/2026	4.250%	279,000	290,442
STORE Capital Corp.
03/15/2028	4.500%	2,396,000	2,505,852
03/15/2029	4.625%	800,000	852,645
Tanger Properties LP
12/01/2023	3.875%	831,000	852,368
Total			10,634,878
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
Costco Wholesale Corp.
05/18/2024	2.750%	1,593,000	1,635,336
05/18/2027	3.000%	2,105,000	2,179,399
Dollar General Corp.
05/01/2028	4.125%	365,000	388,268
Home Depot, Inc. (The)
12/06/2048	4.500%	921,000	1,086,301
Lowe’s Companies, Inc.
04/05/2029	3.650%	3,614,000	3,773,255
04/05/2049	4.550%	717,000	773,013
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	494,312
09/01/2027	3.600%	432,000	444,333
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	1,017,062
Walmart, Inc.
06/26/2025	3.550%	1,614,000	1,723,150
06/26/2028	3.700%	3,207,000	3,498,779
07/08/2029	3.250%	1,662,000	1,753,887
06/29/2048	4.050%	315,000	360,644
Total			19,127,739
Technology 1.7%
Analog Devices, Inc.
12/05/2023	3.125%	244,000	249,680
12/05/2036	4.500%	198,000	203,192
Apple, Inc.
05/11/2024	2.850%	292,000	300,594
01/13/2025	2.750%	700,000	715,523
05/13/2025	3.200%	376,000	393,764
02/09/2027	3.350%	1,619,000	1,702,171
05/11/2027	3.200%	2,901,000	3,024,725
06/20/2027	3.000%	562,000	578,472
09/12/2027	2.900%	1,244,000	1,271,820
05/13/2045	4.375%	575,000	655,238
02/23/2046	4.650%	609,000	722,594
08/04/2046	3.850%	672,000	714,579
02/09/2047	4.250%	859,000	963,539
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	217,689
01/12/2028	3.875%	376,000	372,253
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,702,173
Broadcom, Inc.(a)
04/15/2026	4.250%	3,936,000	3,994,154
04/15/2029	4.750%	2,073,000	2,126,284
Cisco Systems, Inc.
01/15/2040	5.500%	1,460,000	1,922,692

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	169

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	1,068,000	1,176,085
DXC Technology Co.
04/15/2024	4.250%	302,000	315,789
10/15/2029	7.450%	300,000	382,331
Fidelity National Information Services, Inc.
05/21/2029	3.750%	1,836,000	1,947,800
Fiserv, Inc.
07/01/2026	3.200%	1,452,000	1,485,183
10/01/2028	4.200%	107,000	115,715
07/01/2029	3.500%	1,138,000	1,169,751
07/01/2049	4.400%	922,000	968,383
Hewlett Packard Enterprise Co.(j)
10/15/2045	6.350%	921,000	1,019,789
International Business Machines Corp.
05/15/2026	3.300%	2,487,000	2,576,057
05/15/2029	3.500%	2,715,000	2,839,657
05/15/2039	4.150%	468,000	499,785
05/15/2049	4.250%	793,000	851,562
KLA-Tencor Corp.
03/15/2029	4.100%	747,000	786,578
03/15/2049	5.000%	225,000	251,422
Lam Research Corp.
03/15/2026	3.750%	1,010,000	1,062,437
03/15/2049	4.875%	274,000	302,127
Microsoft Corp.
02/06/2027	3.300%	1,846,000	1,960,995
02/12/2035	3.500%	300,000	319,771
11/03/2035	4.200%	462,000	531,085
02/06/2037	4.100%	1,020,000	1,164,202
10/01/2040	4.500%	518,000	619,998
08/08/2046	3.700%	309,000	334,175
02/06/2047	4.250%	2,051,000	2,418,332
02/12/2055	4.000%	818,000	917,825
11/03/2055	4.750%	582,000	741,618
08/08/2056	3.950%	380,000	422,983
02/06/2057	4.500%	752,000	918,241
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	1,558,000	1,600,337
06/18/2029	4.300%	1,381,000	1,422,935
Oracle Corp.
02/15/2023	2.625%	841,000	853,625
11/15/2024	2.950%	450,000	463,565
07/08/2034	4.300%	1,400,000	1,592,126
05/15/2035	3.900%	1,570,000	1,700,230
11/15/2037	3.800%	460,000	486,011
07/08/2039	6.125%	339,000	463,655
07/15/2040	5.375%	155,000	196,513
11/15/2047	4.000%	624,000	670,829
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QUALCOMM, Inc.
05/20/2047	4.300%	688,000	723,229
Total			60,103,867
Tobacco 0.1%
Altria Group, Inc.
02/14/2026	4.400%	662,000	708,387
02/14/2029	4.800%	655,000	706,288
02/14/2049	5.950%	323,000	367,271
BAT Capital Corp.
08/14/2020	2.297%	944,000	941,959
08/15/2024	3.222%	972,000	979,572
08/15/2037	4.390%	548,000	520,680
08/15/2047	4.540%	194,000	180,385
Reynolds American, Inc.
08/15/2045	5.850%	817,000	879,013
Total			5,283,555
Transportation Services 0.1%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	315,002
FedEx Corp.
04/01/2046	4.550%	58,000	59,433
10/17/2048	4.950%	1,164,000	1,274,879
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	518,079
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	349,993
Ryder System, Inc.
09/01/2021	2.250%	700,000	697,964
Total			3,215,350
Wireless 0.3%
America Movil SAB de CV
04/22/2029	3.625%	1,631,000	1,694,943
03/30/2040	6.125%	300,000	391,413
04/22/2049	4.375%	1,052,000	1,134,583
American Tower Corp.
10/15/2026	3.375%	425,000	432,417
08/15/2029	3.800%	3,146,000	3,252,404
Crown Castle International Corp.
03/01/2027	4.000%	236,000	248,030
Rogers Communications, Inc.
05/01/2049	4.350%	550,000	594,015

The accompanying Notes to Financial Statements are an integral part of this statement.
170	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vodafone Group PLC
05/30/2025	4.125%	400,000	425,916
05/30/2038	5.000%	950,000	1,030,642
05/30/2048	5.250%	400,000	440,648
06/19/2049	4.875%	1,070,000	1,123,829
Total			10,768,840
Wirelines 0.9%
AT&T, Inc.
01/15/2025	3.950%	843,000	890,461
05/15/2025	3.400%	1,251,000	1,285,280
02/15/2027	3.800%	499,000	518,213
03/01/2029	4.350%	954,000	1,026,694
02/15/2030	4.300%	1,475,000	1,576,088
05/15/2035	4.500%	695,000	728,441
03/01/2037	5.250%	366,000	410,651
08/15/2037	4.900%	842,000	909,325
03/01/2039	4.850%	614,000	660,469
08/15/2040	6.000%	875,000	1,040,417
09/01/2040	5.350%	2,321,000	2,619,427
03/01/2041	6.375%	425,000	529,779
10/15/2041	5.375%	491,000	544,827
12/15/2043	5.350%	307,000	337,912
03/01/2047	5.450%	442,000	508,075
02/15/2050	5.150%	1,127,000	1,245,861
03/01/2057	5.700%	366,000	431,987
British Telecommunications PLC(j)
12/15/2030	9.125%	350,000	527,608
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	413,723
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,141,433
Telefonica Emisiones SA
03/01/2049	5.520%	556,000	641,322
Telefonica Emisiones SAU
04/27/2020	5.134%	1,021,000	1,043,352
02/16/2021	5.462%	120,000	125,707
Verizon Communications, Inc.
08/15/2026	2.625%	75,000	74,534
09/21/2028	4.329%	1,680,000	1,860,692
02/08/2029	3.875%	235,000	252,034
11/01/2034	4.400%	4,832,000	5,363,269
01/15/2036	4.272%	1,138,000	1,232,767
03/16/2037	5.250%	457,000	547,895
08/15/2046	4.125%	1,811,000	1,901,968
08/21/2046	4.862%	472,000	549,436
03/16/2047	5.500%	593,000	749,684
09/15/2048	4.522%	304,000	340,392
04/15/2049	5.012%	304,000	361,669
03/15/2055	4.672%	165,000	186,996
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(a)
12/03/2029	4.016%	821,000	890,246
Total			33,468,634
Total Corporate Bonds & Notes (Cost $819,273,696)			861,964,468

Foreign Government Obligations(k) 0.9%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	404,312
Canada 0.1%
Hydro-Quebec
02/01/2021	9.400%	750,000	833,584
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	850,440
02/01/2029	4.125%	470,000	511,548
Total			2,195,572
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	935,224
09/18/2037	7.375%	150,000	204,308
05/15/2049	5.200%	730,000	830,339
Ecopetrol SA
01/16/2025	4.125%	300,000	310,518
06/26/2026	5.375%	580,000	638,993
05/28/2045	5.875%	601,000	664,726
Total			3,584,108
France 0.1%
Electricite de France SA(a)
09/21/2028	4.500%	1,224,000	1,341,786
09/21/2048	5.000%	511,000	581,670
Total			1,923,456
Indonesia 0.0%
Indonesia Government International Bond
09/18/2029	3.400%	776,000	781,313
Mexico 0.5%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	198,887
Mexico Government International Bond
01/30/2025	3.600%	757,000	775,103
01/21/2026	4.125%	1,673,000	1,751,151
04/22/2029	4.500%	5,382,000	5,769,606
03/08/2044	4.750%	1,090,000	1,138,613
01/15/2047	4.350%	479,000	475,405
02/10/2048	4.600%	942,000	971,859
10/12/2110	5.750%	458,000	500,873

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	171

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
02/04/2021	6.375%	504,000	517,151
03/13/2027	6.500%	2,500,000	2,465,102
02/12/2028	5.350%	141,000	128,128
06/15/2035	6.625%	550,000	506,509
09/21/2047	6.750%	1,179,000	1,043,865
02/12/2048	6.350%	3,210,000	2,752,540
Total			18,994,792
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	526,944
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	309,367
Paraguay 0.0%
Paraguay Government International Bond(a)
03/30/2050	5.400%	912,000	1,012,449
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	135,193
Qatar 0.0%
Qatar Government International Bond(a)
03/14/2024	3.375%	833,000	862,072
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%	1,627,000	1,643,958
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	398,435
10/10/2024	3.500%	310,000	315,706
Total			714,141
Total Foreign Government Obligations (Cost $32,074,506)			33,087,677

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,128,670	1,121,661
01/15/2029	2.500%	1,189,840	1,431,669
Total			2,553,330
Total Inflation-Indexed Bonds (Cost $2,479,361)			2,553,330

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	563,959
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,385,000	2,192,372
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,475,226
Total			4,667,598
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,980,649
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,890,000	2,261,555
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,104,129
Total			3,365,684
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	531,287
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	443,429
Series 2010
11/01/2040	7.600%	260,000	421,897

The accompanying Notes to Financial Statements are an integral part of this statement.
172	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	275,000	289,597
Total			1,154,923
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,805,608
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	525,809
Total Municipal Bonds (Cost $12,162,381)			14,595,517

Residential Mortgage-Backed Securities - Agency 25.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,456,819	1,620,123
12/01/2032- 05/01/2049	4.000%	1,825,444	1,901,567
03/01/2033- 05/01/2047	3.000%	2,212,173	2,253,815
06/01/2035- 04/01/2036	5.500%	111,952	123,257
09/01/2037	6.000%	1,153,485	1,309,042
06/01/2046- 07/01/2049	3.500%	29,096,431	29,951,753
05/01/2048- 12/01/2048	5.000%	7,499,624	8,065,085
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	6,061,231	6,160,116
CMO Series 2127 Class PG
02/15/2029	6.250%	240,532	259,743
CMO Series 2165 Class PE
06/15/2029	6.000%	90,396	100,191
CMO Series 2326 Class ZQ
06/15/2031	6.500%	456,377	504,872
CMO Series 2399 Class TH
01/15/2032	6.500%	216,866	246,836
CMO Series 2517 Class Z
10/15/2032	5.500%	190,602	203,381
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class HL
01/15/2033	5.300%	389,385	434,002
CMO Series 262 Class 35
07/15/2042	3.500%	5,329,030	5,559,102
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,018,472	1,152,170
CMO Series 2764 Class ZG
03/15/2034	5.500%	659,195	724,029
CMO Series 2953 Class PG
03/15/2035	5.500%	3,598,170	4,062,897
CMO Series 2986 Class CH
06/15/2025	5.000%	422,890	442,752
CMO Series 2989 Class TG
06/15/2025	5.000%	330,157	346,368
CMO Series 299 Class 300
01/15/2043	3.000%	923,637	937,438
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,168,623	1,337,057
CMO Series 3101 Class UZ
01/15/2036	6.000%	364,043	411,587
CMO Series 3123 Class AZ
03/15/2036	6.000%	455,265	512,495
CMO Series 3143 Class BC
02/15/2036	5.500%	456,811	508,666
CMO Series 3164 Class MG
06/15/2036	6.000%	176,418	194,644
CMO Series 3195 Class PD
07/15/2036	6.500%	328,075	369,869
CMO Series 3200 Class AY
08/15/2036	5.500%	310,207	348,152
CMO Series 3213 Class JE
09/15/2036	6.000%	502,228	566,192
CMO Series 3229 Class HE
10/15/2026	5.000%	761,428	805,537
CMO Series 3402 Class NC
12/15/2022	5.000%	136,199	140,326
CMO Series 3423 Class PB
03/15/2038	5.500%	993,738	1,108,668
CMO Series 3453 Class B
05/15/2038	5.500%	41,319	45,068
CMO Series 3461 Class Z
06/15/2038	6.000%	1,842,450	2,046,214
CMO Series 3501 Class CB
01/15/2039	5.500%	443,079	495,969
CMO Series 356 Class 300
09/15/2047	3.000%	1,283,189	1,303,530

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	173

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 360 Class 300
11/15/2047	3.000%	2,828,293	2,857,631
CMO Series 3684 Class CY
06/15/2025	4.500%	1,922,546	2,012,011
CMO Series 3704 Class CT
12/15/2036	7.000%	652,201	763,643
CMO Series 3704 Class DT
11/15/2036	7.500%	603,737	712,069
CMO Series 3704 Class ET
12/15/2036	7.500%	451,784	542,229
CMO Series 3707 Class B
08/15/2025	4.500%	1,352,893	1,430,208
CMO Series 3819 Class ZQ
04/15/2036	6.000%	694,243	793,489
CMO Series 3827 Class BM
08/15/2039	5.500%	230,402	236,936
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,194,941
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,115,522
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	971,291
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,208,000
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,044,384
CMO Series 4705 Class A
09/15/2042	4.500%	2,122,500	2,255,981
CMO Series 4763 Class CA
09/15/2038	3.000%	535,782	555,283
CMO Series 4767 Class KA
03/15/2048	3.000%	2,458,600	2,534,310
CMO Series 4786 Class DP
07/15/2042	4.500%	1,385,231	1,431,328
CMO Series 4787 Class AK
05/15/2048	3.000%	4,096,022	4,145,035
CMO Series 4796 Class AK
05/15/2048	3.000%	5,278,656	5,341,821
CMO Series 4802 Class A
06/15/2048	3.000%	5,006,029	5,065,828
CMO Series 4874 Class AT
09/15/2048	3.000%	24,282,563	24,568,534
CMO Series R006 Class ZA
04/15/2036	6.000%	528,004	607,359
CMO Series R007 Class ZA
05/15/2036	6.000%	1,012,646	1,159,862
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	197,585	201,285
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.125% 07/01/2036	4.671%	80,592	84,964
12-month USD LIBOR + 1.835% Cap 9.015% 07/01/2040	4.661%	288,598	303,204
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	10.094%	151,433	175,001
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	520,526	546,763
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	2.894%	771,276	775,582
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.886%	932,603	931,208
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/15/2039	2.844%	733,057	734,400
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	2.744%	763,484	760,687
CMO Series 4856 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 08/15/2040	2.694%	2,375,306	2,377,623
CMO Series 4897 Class F
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/15/2049	2.840%	832,000	830,797
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	3.481%	726,035	733,084
Federal Home Loan Mortgage Corp.(l)
06/01/2049	3.500%	2,782,000	2,887,757
06/01/2049	4.000%	4,000,000	4,146,745

The accompanying Notes to Financial Statements are an integral part of this statement.
174	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(m)
CMO Series 2967 Class EA
04/15/2020	0.000%	8,084	7,991
CMO Series 3077 Class TO
04/15/2035	0.000%	140,249	131,270
CMO Series 3100 Class
01/15/2036	0.000%	215,321	192,043
CMO Series 3117 Class OG
02/15/2036	0.000%	119,787	109,825
CMO Series 3181 Class OH
07/15/2036	0.000%	423,774	370,889
CMO Series 3316 Class JO
05/15/2037	0.000%	17,048	15,392
CMO Series 3607 Class TO
10/15/2039	0.000%	307,191	267,974
CMO STRIPS Series 197 Class
04/01/2028	0.000%	173,774	160,815
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,115,737	1,769,576
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	3.976%	2,541,137	390,001
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	3.606%	83,212	9,660
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	3.656%	140,954	18,233
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	3.706%	86,885	5,184
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	3.856%	383,353	50,297
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.606%	643,030	97,116
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.606%	755,549	100,961
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	5.306%	413,077	77,411
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class CU
11/15/2021	7.059%	47,818	48,527
CMO Series 3688 Class GT
11/15/2046	7.360%	458,745	539,263
CMO Series 4272 Class W
04/15/2040	5.660%	2,361,330	2,559,142
Federal Home Loan Mortgage Corp.(h)
CMO Series 3688 Class NI
04/15/2032	5.000%	77,416	638
CMO Series 3714 Class IP
08/15/2040	5.000%	706,583	100,170
CMO Series 3800 Class AI
11/15/2029	4.000%	429,954	16,308
Federal Home Loan Mortgage Corp.(d),(h)
CMO Series 3802 Class LS
01/15/2040	1.775%	858,783	39,094
Federal National Mortgage Association
05/01/2022	7.500%	19,555	19,642
01/01/2023- 11/01/2048	6.000%	1,078,529	1,173,088
02/01/2024- 10/01/2038	6.500%	2,643,123	3,018,620
05/01/2033- 06/01/2049	3.500%	77,995,976	80,576,270
07/01/2033- 06/01/2049	4.000%	54,372,271	56,966,151
11/01/2033- 04/01/2036	5.500%	299,284	324,802
05/01/2034- 06/01/2049	4.500%	49,311,987	52,755,033
01/01/2036- 07/15/2049	5.000%	56,957,510	62,643,700
11/01/2037- 01/01/2039	7.000%	713,377	868,221
01/01/2043	3.000%	1,706,838	1,731,113
CMO Series 1999-7 Class AB
03/25/2029	6.000%	182,148	201,429
CMO Series 2001-60 Class PX
11/25/2031	6.000%	259,423	291,721

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	175

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	922,116	1,019,164
CMO Series 2002-78 Class Z
12/25/2032	5.500%	311,289	348,326
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	3,170,021	3,501,834
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,308,207	1,438,571
CMO Series 2004-65 Class LT
08/25/2024	4.500%	190,158	197,280
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	2,808,834	3,118,913
CMO Series 2005-121 Class DX
01/25/2026	5.500%	429,460	456,107
CMO Series 2006-105 Class ME
11/25/2036	5.500%	814,983	913,097
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,090,552	1,210,441
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	240,494	277,254
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	251,608	276,594
CMO Series 2007-116 Class PB
08/25/2035	5.500%	261,525	294,193
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	358,408	391,576
CMO Series 2007-42 Class B
05/25/2037	6.000%	267,408	299,587
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	575,671	647,591
CMO Series 2008-80 Class GP
09/25/2038	6.250%	40,410	45,183
CMO Series 2009-59 Class HB
08/25/2039	5.000%	568,908	614,029
CMO Series 2009-60 Class HT
08/25/2039	6.000%	523,260	595,091
CMO Series 2009-79 Class UA
03/25/2038	7.000%	55,408	62,616
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,192,612	1,361,588
CMO Series 2010-111 Class AM
10/25/2040	5.500%	2,312,926	2,656,931
CMO Series 2010-148 Class MA
02/25/2039	4.000%	117,774	119,352
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,374,426
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-83 Class DN
12/25/2020	4.500%	402,454	403,792
CMO Series 2011-118 Class MT
11/25/2041	7.000%	855,693	1,005,048
CMO Series 2011-118 Class NT
11/25/2041	7.000%	982,700	1,138,158
CMO Series 2011-31 Class DB
04/25/2031	3.500%	3,922,395	4,111,111
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	388,387	441,776
CMO Series 2011-44 Class EB
05/25/2026	3.000%	2,532,329	2,579,806
CMO Series 2011-46 Class B
05/25/2026	3.000%	5,325,704	5,433,578
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,838,018	2,074,933
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,083,655
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,038,868
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,106,448
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,562,201
CMO Series 2013-30 Class CA
04/25/2043	1.500%	548,748	523,037
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	965,924
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,533,178
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,594,865
CMO Series 2017-13 Class PA
08/25/2046	3.000%	72,192	74,585
CMO Series 2018-14 Class KC
03/25/2048	3.000%	159,410	166,066
CMO Series 2018-15 Class AB
03/25/2048	3.000%	85,784	87,021
CMO Series 2018-38 Class LA
06/25/2048	3.000%	5,746,634	5,796,380
CMO Series 2018-43 Class CT
06/25/2048	3.000%	4,975,026	5,042,951
CMO Series 2018-45 Class GA
06/25/2048	3.000%	698,061	703,291
CMO Series 2018-50 Class BA
07/25/2048	3.000%	1,269,485	1,278,504

The accompanying Notes to Financial Statements are an integral part of this statement.
176	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-56 Class CH
08/25/2048	3.000%	2,444,344	2,469,589
CMO Series 2018-57 Class PT
08/25/2048	3.000%	1,868,493	1,893,760
CMO Series 2018-59 Class DA
08/25/2048	3.000%	339,918	343,429
CMO Series 2018-8 Class KL
03/25/2047	2.500%	2,003,341	2,006,217
CMO Series 2019-8 Class GA
03/25/2049	3.000%	10,057,263	10,159,241
CMO Series G94-8 Class K
07/17/2024	8.000%	149,103	163,807
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	399,280	417,743
Series 2012-M5 Class A2
02/25/2022	2.715%	1,755,065	1,777,010
Series 2013-M9 Class A2
01/25/2023	2.389%	1,936,275	1,950,970
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.294% 03/01/2036	5.253%	324,674	347,010
12-month USD LIBOR + 1.584% Floor 1.584%, Cap 7.615% 05/01/2045	2.614%	1,355,132	1,371,763
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.747% 06/01/2045	2.747%	1,866,000	1,901,377
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.663% 01/01/2046	2.665%	6,706,211	6,795,877
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.126% 03/01/2047	3.128%	105,530	108,181
12-month USD LIBOR + 1.599% Floor 1.604%, Cap 7.953% 08/01/2047	2.951%	1,045,026	1,067,765
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.827% 09/01/2048	3.828%	4,620,993	4,805,064
CMO Series 2003-130 Class CS
-2.0 x 1-month USD LIBOR + 14.100% Cap 14.100% 12/25/2033	9.291%	18,412	19,072
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	2.804%	199,007	197,025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	14.583%	80,877	114,772
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	2.624%	430,343	428,638
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	2.654%	282,671	272,301
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	6.178%	78,417	90,164
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	9.652%	484,209	615,407
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	7.851%	405,410	498,820
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	2.954%	242,093	244,242
CMO Series 2018-79 Class FA
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 11/25/2048	2.654%	3,873,386	3,849,686
CMO Series 2019-14 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 04/25/2059	2.840%	1,430,276	1,427,994
CMO Series 2019-18 Class FH
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 05/25/2049	2.754%	2,346,407	2,342,008
CMO Series 2019-25 Class YF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 10/25/2046	2.933%	4,603,280	4,608,496
Federal National Mortgage Association(l)
05/01/2049- 06/01/2049	3.500%	15,177,309	15,754,248
06/15/2049	5.500%	6,133,000	6,817,413

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	177

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
07/15/2049	3.000%	200,000	201,707
07/15/2049- 08/13/2049	3.500%	70,000,000	71,556,737
07/15/2049	4.000%	15,100,000	15,606,381
07/15/2049	4.500%	4,455,000	4,845,733
Federal National Mortgage Association(b),(h)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	6.096%	56,891	6,350
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	4.246%	202,009	20,863
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	4.196%	1,029,478	177,861
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	4.116%	374,021	39,494
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	4.296%	1,068,790	207,574
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	4.246%	535,708	48,532
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	3.946%	569,479	83,934
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	4.216%	183,148	22,752
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	3.996%	972,541	150,301
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	4.126%	350,684	55,585
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	3.846%	319,461	49,328
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	4.246%	122,240	15,244
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	3.596%	615,966	62,213
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	4.346%	421,994	66,069
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	2.036%	1,558,780	120,760
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	4.126%	1,922,170	396,179
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	4.016%	185,723	24,757
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	3.996%	160,270	23,519
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	2.596%	1,228,155	150,474

The accompanying Notes to Financial Statements are an integral part of this statement.
178	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.479%	580,745	622,366
CMO Series 2010-61 Class WA
06/25/2040	5.986%	151,503	170,737
CMO Series 2011-2 Class WA
02/25/2051	5.833%	162,393	177,905
CMO Series 2011-43 Class WA
05/25/2051	5.770%	270,550	303,323
Federal National Mortgage Association(m)
CMO Series 2006-113 Class
07/25/2036	0.000%	31,970	31,274
CMO Series 2006-15 Class OP
03/25/2036	0.000%	176,616	156,879
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	291,488	248,527
CMO Series 2009-86 Class BO
03/25/2037	0.000%	94,689	83,005
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,265,130	1,862,230
CMO Series 2013-128 Class
12/25/2043	0.000%	1,594,182	1,376,642
CMO Series 2013-92 Class
09/25/2043	0.000%	1,658,737	1,403,334
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	120,912	115,663
Federal National Mortgage Association(h)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	26,254	587
CMO Series 2009-86 Class IP
10/25/2039	5.500%	139,917	26,867
CMO Series 2010-155 Class KI
01/25/2021	3.000%	207,485	3,600
Federal National Mortgage Association(d),(h)
CMO Series 2011-30 Class LS
04/25/2041	1.774%	644,883	38,113
Federal National Mortgage Association(c)
CMO Series 2019-35 Class A
07/25/2049	3.000%	1,861,000	1,872,631
CMO Series 2019-35 Class MB
07/25/2049	3.000%	2,441,000	2,458,545
Government National Mortgage Association
09/20/2038	7.000%	88,873	106,347
08/20/2039	6.000%	417,274	468,159
05/20/2045- 06/20/2049	4.000%	36,472,153	37,985,786
05/20/2046- 01/20/2048	3.500%	12,523,272	12,969,286
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2047- 05/20/2049	4.500%	21,108,275	22,294,101
03/20/2048- 05/20/2049	5.000%	68,969,806	72,594,059
04/20/2063	4.437%	1,303,510	1,327,209
05/20/2063	4.407%	1,825,368	1,856,657
05/20/2063	4.449%	1,800,911	1,829,427
06/20/2063	4.304%	2,951,929	3,007,387
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	685,193	762,378
CMO Series 2005-26 Class XY
03/20/2035	5.500%	636,846	718,736
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	833,221	906,654
CMO Series 2006-17 Class JN
04/20/2036	6.000%	290,147	323,009
CMO Series 2006-33 Class NA
01/20/2036	5.000%	124,844	127,303
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	943,109	1,058,214
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,084,298	1,187,529
CMO Series 2008-23 Class PH
03/20/2038	5.000%	935,929	999,277
CMO Series 2009-104 Class AB
08/16/2039	7.000%	983,762	1,085,862
CMO Series 2010-130 Class CP
10/16/2040	7.000%	521,701	610,455
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	1,840,083	1,827,766
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	1,118,386	1,111,012
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	2,115,058	2,102,824
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	3,240,717	3,209,428
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	2,219,238	2,258,888
CMO Series 2019-20 Class JK
02/20/2049	3.500%	17,126,422	17,489,781
Government National Mortgage Association(e)
07/22/2043- 07/20/2049	5.000%	5,319,000	5,601,464
07/22/2049	3.500%	8,200,000	8,470,664
Government National Mortgage Association(l)
06/20/2049	5.000%	1,240,000	1,306,789

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	179

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(h)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	3.717%	856,050	93,013
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	4.297%	611,250	81,263
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	3.767%	606,180	89,386
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	3.517%	689,904	92,031
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	4.917%	582,205	111,190
CMO Series 2009-102 Class SM
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 06/16/2039	4.006%	144,369	4,204
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	3.617%	986,902	146,693
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	3.706%	433,879	46,214
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	3.656%	294,679	41,492
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	3.856%	741,446	100,717
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	3.707%	926,701	99,443
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	4.317%	1,137,091	170,483
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	4.217%	556,192	88,467
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	14.935%	101,279	150,943
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	3.017%	1,631,241	1,633,754
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	3.167%	52,362	52,533
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	3.117%	46,728	46,846
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	3.017%	45,122	45,162
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	3.047%	483,947	484,230
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	2.982%	1,733,780	1,735,046
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	2.967%	63,598	63,616

The accompanying Notes to Financial Statements are an integral part of this statement.
180	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.867%	139,343	138,932
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	2.937%	1,649,500	1,649,103
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	2.877%	1,251,554	1,249,386
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	2.947%	1,950,426	1,950,515
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	2.967%	2,480,142	2,481,334
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	3.217%	3,624,789	3,646,549
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	3.167%	3,682,055	3,700,773
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	2.987%	1,553,271	1,555,176
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	2.987%	812,023	813,041
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	3.067%	6,411,834	6,440,554
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	104,033	91,855
CMO Series 2010-14 Class AO
12/20/2032	0.000%	60,965	59,937
CMO Series 2010-157 Class OP
12/20/2040	0.000%	696,614	603,469
Government National Mortgage Association(h)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	744,450	179,591
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.229%	928,651	953,232
CMO Series 2011-137 Class WA
07/20/2040	5.561%	958,960	1,087,088
CMO Series 2012-141 Class WC
01/20/2042	3.695%	768,400	817,635
CMO Series 2013-54 Class WA
11/20/2042	4.753%	1,665,780	1,824,117
CMO Series 2013-75 Class WA
06/20/2040	5.170%	517,169	570,722
Total Residential Mortgage-Backed Securities - Agency (Cost $893,466,020)			913,731,648

Residential Mortgage-Backed Securities - Non-Agency 2.2%

Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	1,169,961	1,187,791
Asset-Backed Funding Certificates Trust(d)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	235,942	241,088
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	84,745	90,809
BCAP LLC Trust(a),(d)
CMO Series 2010-RR7 Class 2A1
07/26/2045	4.269%	169,904	171,566
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	4.680%	53,215	54,666
CMO Series 2003-7 Class 6A
10/25/2033	4.607%	283,619	290,089
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 07/25/2034	3.044%	184,316	184,352
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	3.304%	257,186	254,953
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	777,361	784,514
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.791%	445,195	456,233

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	181

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-A1 Class 2A1
02/25/2037	4.719%	155,861	161,852
CMO Series 2007-A1 Class 7A1
02/25/2037	4.528%	97,566	99,925
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	86,694	88,028
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	193,304	204,000
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	4.347%	266,984	264,665
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	1,189,065	1,212,146
CMO Series 2019-2 Class A1
05/25/2049	3.337%	2,155,392	2,188,860
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	215,585	227,507
CMO Series 2004-3 Class A26
04/25/2034	5.500%	109,455	113,329
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	275,070	282,324
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	104,742	109,913
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	27,291	25,730
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	172,319	178,658
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	188,436	203,600
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	208,552	221,662
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2010-17R Class 1A1
06/26/2036	4.544%	38,440	38,606
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,192,814
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,785,889	2,771,844
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	810,237	814,301
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	2.754%	704,960	623,564
GSMPS Mortgage Loan Trust(a),(d),(h)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.073%	546,344	62,408
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	247,795	261,463
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	2.904%	15,969	15,100
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	4.696%	911,705	940,500
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/25/2023	4.250%	3,125,000	3,141,363
Headlands Residential LLC(a),(d)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,679,808
Headlands Residential LLC(a),(e)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,599,994
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	3.004%	198,703	199,811
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	125,536	129,892
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	2.754%	118,357	119,261
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	2.754%	154,063	154,162
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.625%	307,537	318,235
CMO Series 2007-A1 Class 5A5
07/25/2035	4.697%	252,114	262,786

The accompanying Notes to Financial Statements are an integral part of this statement.
182	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	4.838%	171,388	177,379
CMO Series 2004-13 Class 3A7
11/21/2034	4.663%	329,955	342,529
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	51,208	52,667
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	171,933	179,189
CMO Series 2004-2 Class A2
08/25/2032	6.500%	270,794	282,593
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	3.184%	142,640	143,128
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	3.024%	425,107	427,324
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	2.864%	351,342	349,547
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	3.508%	92,630	91,468
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	4.358%	243,928	246,231
CMO Series 2004-A4 Class A2
08/25/2034	4.349%	310,399	320,951
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.624%	266,704	289,333
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	150,928	152,215
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 8.000% 12/08/2020	2.979%	518,406	519,561
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	60,692	60,819
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	1,138,048	1,163,969
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	741,207
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL4 Class A1
09/25/2058	4.826%	2,497,313	2,522,051
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	17,296	17,464
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2020	5.000%	1,676	1,628
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	250,536	270,727
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	279,553	294,895
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.588%	311,632	322,451
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	6,272,028	6,572,690
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	3.143%	746,498	738,229
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	3.023%	624,640	623,494
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	2.983%	576,439	576,330
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	2.618%	255,313	242,150
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	4.500%	105,137	104,262

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	183

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	3.050%	415,768	416,296
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	2.890%	228,571	226,252
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	389,596	406,838
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	4.474%	494,592	501,721
CMO Series 2003-40A Class 3A2
01/25/2034	4.410%	272,450	277,447
CMO Series 2004-6XS Class A5A
03/25/2034	5.637%	213,562	219,027
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.637%	256,275	262,829
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	4.161%	224,493	229,305
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	234,883	264,572
Vericrest Opportunity Loan Transferee(a),(c),(d)
CMO Series 2018-FT1 Class A1
03/29/2021	5.900%	378,962	376,347
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	2,235,978	2,242,967
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1A
08/25/2048	4.213%	1,104,483	1,114,077
Vericrest Opportunity Loan Transferee LXVI(a)
CMO Series 2018-NPL2 Class A1
05/25/2048	4.336%	1,353,041	1,365,205
Vericrest Opportunity Loan Transferee LXVII LLC(a),(d)
CMO Series 2018-NPL3 Class A1
06/25/2048	4.375%	1,607,268	1,619,027
Vericrest Opportunity Loan Transferee LXVIII LLC(a)
CMO Series 2018-NPL4 Class A1A
07/27/2048	4.336%	1,350,834	1,361,661
Vericrest Opportunity Loan Transferee LXX LLC(a),(d)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	1,149,712	1,154,127
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	3,600,255	3,622,855
Vericrest Opportunity Loan Transferee LXXIV LLC(a)
CMO Series 2018-NP10 Class A1A
11/25/2048	4.581%	3,331,480	3,381,406
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	3,048,425	3,074,163
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	1,008,468	1,024,143
CMO Series 2019-2 Class A1
04/25/2059	3.211%	4,015,704	4,046,285
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	1,460,105	1,489,645
Visio Trust(a),(d)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	857,090	859,277
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	4.333%	404,238	417,567
CMO Series 2003-AR5 Class A7
06/25/2033	4.697%	145,010	149,228
CMO Series 2003-AR6 Class A1
06/25/2033	4.720%	177,701	182,912
CMO Series 2003-AR7 Class A7
08/25/2033	4.220%	225,143	229,634
CMO Series 2004-AR3 Class A2
06/25/2034	4.506%	133,426	137,067
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	2,175	2,173
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	57,521	58,613
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-J Class 2A1
10/25/2033	4.580%	75,554	77,333
CMO Series 2004-EE Class 2A1
12/25/2034	4.959%	31,046	32,107
CMO Series 2004-G Class A3
06/25/2034	4.990%	39,662	40,641
CMO Series 2004P Class 2A1
09/25/2034	4.698%	405,445	420,680
CMO Series 2004-U Class A1
10/25/2034	4.862%	410,121	417,855
CMO Series 2004-W Class A9
11/25/2034	4.855%	255,255	254,519

The accompanying Notes to Financial Statements are an integral part of this statement.
184	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR3 Class 1A1
03/25/2035	7.531%	997,160	1,038,405
CMO Series 2005-AR8 Class 2A1
06/25/2035	4.994%	54,043	54,695
CMO Series 2005-AR9 Class 2A1
10/25/2033	4.703%	131,867	135,011
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	229,966	238,063
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	170,922	180,225
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $78,372,591)			80,052,853

U.S. Government & Agency Obligations 1.7%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,835,707
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	3,750,000	2,844,641
Subordinated
10/09/2019	0.000%	5,055,000	5,022,891
Israel Government AID Bond(i)
11/01/2024	0.000%	10,385,000	9,188,555
08/15/2025	0.000%	2,500,000	2,159,878
11/15/2026	0.000%	1,500,000	1,241,460
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,363,605
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,532,655
Residual Funding Corp.(i)
STRIPS
10/15/2019	0.000%	9,545,000	9,479,827
10/15/2020	0.000%	7,500,000	7,313,475
01/15/2021	0.000%	1,995,000	1,936,963
Resolution Funding Corp.(i)
01/15/2026	0.000%	535,000	459,816
10/15/2027	0.000%	470,000	388,704
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	6,712,862
09/15/2060	4.625%	835,000	1,113,685
09/15/2065	4.250%	1,423,000	1,781,920
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	7,316,919
06/15/2035	0.000%	750,000	474,452
Total U.S. Government & Agency Obligations (Cost $59,937,421)			62,168,015

U.S. Treasury Obligations 26.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2020	2.500%	1,667,000	1,675,921
07/15/2020	1.500%	5,343,000	5,318,581
07/31/2020	2.625%	35,310,000	35,572,067
08/31/2020	1.375%	12,902,000	12,822,874
08/31/2020	2.625%	673,000	678,521
09/30/2020	2.750%	13,914,000	14,061,293
10/31/2020	2.875%	1,000,000	1,013,125
11/15/2020	2.625%	3,357,000	3,391,619
12/31/2020	2.500%	3,147,000	3,177,732
01/31/2021	1.375%	5,245,000	5,208,531
01/31/2021	2.125%	4,415,000	4,435,523
01/31/2021	2.500%	6,373,000	6,440,215
02/15/2021	3.625%	6,600,000	6,789,492
02/28/2021	1.125%	2,500,000	2,471,973
02/28/2021	2.500%	30,824,000	31,173,178
03/31/2021	2.250%	6,738,000	6,790,904
04/15/2021	2.375%	659,000	665,744
05/15/2021	2.625%	3,975,100	4,036,745
05/15/2021	3.125%	7,000,000	7,171,992
05/31/2021	2.000%	2,000,000	2,008,672
05/31/2021	2.125%	442,000	445,021
10/31/2021	2.000%	1,500,000	1,509,141
11/15/2021	2.000%	7,000,000	7,045,391
01/31/2022	1.500%	1,000,000	994,375
04/15/2022	2.250%	1,563,000	1,585,102
05/15/2022	2.125%	2,605,000	2,634,306
06/15/2022	1.861%	8,222,000	8,233,562
07/31/2022	2.000%	6,000,000	6,049,687
08/31/2022	1.625%	44,353,000	44,210,932
09/30/2022	1.750%	5,000,000	5,003,516
04/30/2023	1.625%	4,957,000	4,937,249
05/15/2023	1.750%	5,474,000	5,477,421
05/31/2023	2.750%	35,753,000	37,121,670
06/30/2023	1.375%	4,000,000	3,944,688
08/15/2023	2.500%	7,350,000	7,572,797
10/31/2023	1.625%	8,000,000	7,960,000
02/29/2024	2.125%	5,136,000	5,221,065
05/15/2024	2.500%	640,000	662,050
05/31/2024	2.000%	6,195,000	6,268,566
06/30/2024	2.000%	565,000	571,180
08/31/2024	1.875%	742,000	745,652
11/15/2024	2.250%	837,000	856,486
04/30/2025	2.875%	525,000	555,598
05/31/2025	2.875%	56,249,000	59,558,023
08/15/2025	2.000%	29,233,000	29,511,627
08/31/2025	2.750%	14,843,000	15,632,694
11/15/2025	2.250%	9,040,000	9,258,231
02/15/2026	6.000%	3,837,000	4,822,030
05/15/2026	1.625%	395,000	388,705
05/31/2026	2.125%	359,000	364,946
08/15/2026	1.500%	284,000	276,811
11/15/2026	2.000%	1,890,000	1,904,470
02/15/2027	2.250%	502,000	514,472
08/15/2028	2.875%	28,614,000	30,751,108
11/15/2028	3.125%	17,996,000	19,739,362
02/15/2029	2.625%	6,070,000	6,401,005

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	185

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2029	2.375%	21,493,000	22,211,672
02/15/2031	5.375%	66,900	89,834
02/15/2036	4.500%	5,262,000	6,941,729
05/15/2037	5.000%	500,000	704,844
02/15/2039	3.500%	6,500,000	7,718,750
05/15/2039	4.250%	3,000,000	3,923,906
08/15/2039	4.500%	7,500,000	10,128,516
05/15/2040	4.375%	1,000,000	1,331,406
11/15/2040	4.250%	5,074,000	6,656,454
11/15/2041	3.125%	4,640,000	5,192,450
08/15/2042	2.750%	4,500,000	4,721,484
02/15/2043	3.125%	2,000,000	2,230,313
08/15/2043	3.625%	1,500,000	1,810,547
11/15/2043	3.750%	7,385,000	9,091,627
02/15/2044	3.625%	16,518,000	19,958,390
05/15/2044	3.375%	5,000,000	5,810,937
02/15/2045	2.500%	13,000,000	12,951,250
08/15/2045	2.875%	37,413,000	39,985,144
08/15/2046	2.250%	240,000	226,725
05/15/2047	3.000%	5,859,000	6,417,436
08/15/2047	2.750%	15,798,000	16,486,694
11/15/2047	2.750%	26,652,000	27,818,025
02/15/2048	3.000%	27,938,000	30,600,841
05/15/2048	3.125%	1,386,000	1,555,352
02/15/2049	3.000%	8,190,000	8,996,203
05/15/2049	2.875%	1,180,000	1,265,919
U.S. Treasury(e)
06/30/2021	1.625%	8,610,000	8,590,854
06/30/2024	1.625%	6,339,000	6,337,019
U.S. Treasury(i)
STRIPS
05/15/2020	0.000%	800,000	787,031
08/15/2020	0.000%	5,795,000	5,674,573
02/15/2021	0.000%	28,185,000	27,361,470
05/15/2021	0.000%	20,965,000	20,263,983
08/15/2021	0.000%	11,045,000	10,631,675
11/15/2021	0.000%	6,245,000	5,985,442
02/15/2022	0.000%	3,790,000	3,617,081
05/15/2022	0.000%	9,005,000	8,558,971
08/15/2022	0.000%	1,700,000	1,608,824
11/15/2022	0.000%	3,750,000	3,532,617
02/15/2023	0.000%	20,665,000	19,381,510
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2023	0.000%	8,680,000	8,103,255
08/15/2023	0.000%	2,320,000	2,155,606
11/15/2023	0.000%	1,300,000	1,202,246
02/15/2024	0.000%	1,350,000	1,241,525
08/15/2024	0.000%	1,000,000	910,313
11/15/2024	0.000%	4,500,000	4,074,258
02/15/2025	0.000%	1,000,000	899,727
05/15/2025	0.000%	2,500,000	2,238,379
02/15/2026	0.000%	500,000	440,137
11/15/2028	0.000%	700,000	576,078
11/15/2029	0.000%	2,600,000	2,085,180
08/15/2030	0.000%	6,250,000	4,910,156
11/15/2030	0.000%	2,415,000	1,882,851
02/15/2031	0.000%	4,185,000	3,241,577
11/15/2031	0.000%	6,640,000	5,037,062
02/15/2032	0.000%	6,875,000	5,181,226
08/15/2032	0.000%	1,500,000	1,114,863
11/15/2032	0.000%	10,450,000	7,715,039
02/15/2033	0.000%	9,850,000	7,218,973
08/15/2033	0.000%	4,000,000	2,889,531
11/15/2033	0.000%	7,400,000	5,306,898
02/15/2034	0.000%	4,400,000	3,130,359
05/15/2034	0.000%	2,400,000	1,694,906
08/15/2034	0.000%	8,375,000	5,874,604
11/15/2034	0.000%	1,850,000	1,287,412
02/15/2035	0.000%	4,210,000	2,908,025
11/15/2041	0.000%	13,100,000	7,511,520
Total U.S. Treasury Obligations (Cost $921,904,810)			961,622,845

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(n),(o)	63,888,044	63,881,655
Total Money Market Funds (Cost $63,881,688)		63,881,655
Total Investments in Securities (Cost: $3,653,334,369)		3,782,471,056
Other Assets & Liabilities, Net		(146,935,121)
Net Assets		3,635,535,935

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $570,244,342, which represents 15.69% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(e)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
186	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $1,779,670, which represents 0.05% of total net assets.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2019, the total value of these securities amounted to $83,154, which represents less than 0.01% of total net assets.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	132,331,417	687,552,593	(755,995,966)	63,888,044	(2,899)	(33)	916,369	63,881,655
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	187

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	367,932,983	23,870,902	—	391,803,885
Commercial Mortgage-Backed Securities - Agency	—	284,395,313	—	—	284,395,313
Commercial Mortgage-Backed Securities - Non-Agency	—	104,640,240	7,973,610	—	112,613,850
Corporate Bonds & Notes	—	861,942,205	22,263	—	861,964,468
Foreign Government Obligations	—	33,087,677	—	—	33,087,677
Inflation-Indexed Bonds	—	2,553,330	—	—	2,553,330
Municipal Bonds	—	14,595,517	—	—	14,595,517
Residential Mortgage-Backed Securities - Agency	—	909,400,472	4,331,176	—	913,731,648
Residential Mortgage-Backed Securities - Non-Agency	—	79,676,506	376,347	—	80,052,853
U.S. Government & Agency Obligations	—	62,168,015	—	—	62,168,015
U.S. Treasury Obligations	763,387,962	198,234,883	—	—	961,622,845
Money Market Funds	—	—	—	63,881,655	63,881,655
Total Investments in Securities	763,387,962	2,918,627,141	36,574,298	63,881,655	3,782,471,056
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
188	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2019 ($)
Asset-Backed Securities — Agency	42,117,891	(12,828)	20	90,446	2,682,779	(7,719,731)	—	(13,287,675)	23,870,902
Commercial Mortgage-Backed Securities — Non-Agency	8,057,547	(60,109)	122	20,260	—	(44,210)	—	—	7,973,610
Corporate Bonds & Notes	66,563	173	—	69	—	(44,542)	—	—	22,263
Residential Mortgage-Backed Securities — Agency	15,917,235	—	—	(71,884)	(11,514,175)	—	—	—	4,331,176
Residential Mortgage-Backed Securities — Non-Agency	842,375	18,946	—	(6,946)	—	(478,028)	—	—	376,347
Total	67,001,611	(53,818)	142	31,945	(8,831,396)	(8,286,511)	—	(13,287,675)	36,574,298
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2019 was $155,926, which is comprised of Asset-Backed Securities - Non-Agency of $90,446, Commercial Mortgage-Backed Securities - Non-Agency of $20,388, Corporate Bonds & Notes of $69, Residential Mortgage-Backed Securities - Agency of $43,016 and Residential Mortgage-Backed Securities - Non-Agency of $2,007.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	189

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	42,014	2,493,951
Entertainment 0.3%
IMAX Corp.(a)	86,916	1,755,703
Sciplay Corp., Class A(a)	25,300	346,863
Total		2,102,566
Interactive Media & Services 0.5%
Care.com, Inc.(a)	71,880	789,242
TrueCar, Inc.(a)	206,799	1,129,123
Yelp, Inc.(a)	48,812	1,668,394
Total		3,586,759
Media 0.2%
Nexstar Media Group, Inc., Class A	11,130	1,124,130
Total Communication Services		9,307,406
Consumer Discretionary 13.0%
Auto Components 1.3%
Dana, Inc.	87,885	1,752,427
Fox Factory Holding Corp.(a)	26,200	2,161,762
Gentherm, Inc.(a)	50,691	2,120,405
Stoneridge, Inc.(a)	82,697	2,609,090
Total		8,643,684
Automobiles 0.3%
Thor Industries, Inc.	37,263	2,178,022
Diversified Consumer Services 0.7%
Chegg, Inc.(a)	79,340	3,061,730
Grand Canyon Education, Inc.(a)	12,280	1,437,006
Total		4,498,736
Hotels, Restaurants & Leisure 3.8%
Boyd Gaming Corp.	82,824	2,231,279
Cheesecake Factory, Inc. (The)	49,052	2,144,553
Chuy’s Holdings, Inc.(a)	60,650	1,390,098
Cracker Barrel Old Country Store, Inc.	16,415	2,802,533
Dave & Buster’s Entertainment, Inc.	57,166	2,313,508
Dine Brands Global, Inc.	10,200	973,794
Eldorado Resorts, Inc.(a)	39,900	1,838,193
Common Stocks (continued)
Issuer	Shares	Value ($)
Lindblad Expeditions Holdings, Inc.(a)	163,445	2,933,838
Planet Fitness, Inc., Class A(a)	52,521	3,804,621
PlayAGS, Inc.(a)	85,920	1,671,144
Wingstop, Inc.	41,380	3,920,755
Total		26,024,316
Household Durables 1.2%
Installed Building Products, Inc.(a)	50,175	2,971,364
iRobot Corp.(a)	26,396	2,418,929
LGI Homes, Inc.(a)	40,340	2,881,486
Total		8,271,779
Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc., Class A(a)	100,707	1,901,348
Farfetch Ltd., Class A(a)	25,505	530,504
PetMed Express, Inc.	51,338	804,466
RealReal, Inc. (The)(a)	4,100	118,490
Revolve Group, Inc.(a)	27,000	931,500
Shutterstock, Inc.	49,071	1,923,093
Total		6,209,401
Leisure Products 0.6%
Callaway Golf Co.	99,478	1,707,042
MasterCraft Boat Holdings, Inc.(a)	36,464	714,330
YETI Holdings, Inc.(a)	50,600	1,464,870
Total		3,886,242
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	37,380	3,256,172
Specialty Retail 2.6%
Boot Barn Holdings, Inc.(a)	87,582	3,121,423
Five Below, Inc.(a)	27,662	3,319,993
Lithia Motors, Inc., Class A	25,030	2,973,063
Monro, Inc.	66,469	5,669,806
Sleep Number Corp.(a)	62,448	2,522,275
Total		17,606,560
The accompanying Notes to Financial Statements are an integral part of this statement.
190	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	81,993	1,619,362
Deckers Outdoor Corp.(a)	6,000	1,055,820
G-III Apparel Group Ltd.(a)	119,711	3,521,898
Oxford Industries, Inc.	21,512	1,630,609
Total		7,827,689
Total Consumer Discretionary		88,402,601
Consumer Staples 2.9%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	6,600	2,493,216
Food & Staples Retailing 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	88,352	2,332,493
Grocery Outlet Holding Corp.(a)	7,800	256,464
Performance Food Group Co.(a)	169,524	6,786,046
The Chefs’ Warehouse(a)	62,700	2,198,889
Total		11,573,892
Food Products 0.4%
Freshpet, Inc.(a)	59,479	2,706,889
Household Products 0.2%
Central Garden & Pet Co., Class A(a)	67,372	1,660,046
Personal Products 0.2%
Inter Parfums, Inc.	25,100	1,668,899
Total Consumer Staples		20,102,942
Energy 1.3%
Energy Equipment & Services 0.8%
Cactus, Inc., Class A(a)	22,600	748,512
Core Laboratories NV	31,173	1,629,724
Keane Group, Inc.(a)	128,818	865,657
ProPetro Holding Corp.(a)	97,380	2,015,766
Total		5,259,659
Oil, Gas & Consumable Fuels 0.5%
Carrizo Oil & Gas, Inc.(a)	157,182	1,574,964
GasLog Ltd.	94,425	1,359,720
Matador Resources Co.(a)	6,574	130,691
PDC Energy, Inc.(a)	21,140	762,308
Total		3,827,683
Total Energy		9,087,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.5%
Banks 0.9%
Great Western Bancorp, Inc.	61,970	2,213,569
Hilltop Holdings, Inc.	86,257	1,834,686
LegacyTexas Financial Group, Inc.	51,565	2,099,211
Total		6,147,466
Capital Markets 1.9%
Blucora, Inc.(a)	78,557	2,385,776
Cohen & Steers, Inc.	75,603	3,889,018
Houlihan Lokey, Inc.	42,578	1,895,999
Stifel Financial Corp.	78,970	4,663,968
Total		12,834,761
Consumer Finance 0.5%
Green Dot Corp., Class A(a)	41,352	2,022,113
PRA Group, Inc.(a)	55,865	1,572,041
Total		3,594,154
Insurance 2.3%
AMERISAFE, Inc.	29,788	1,899,581
CNO Financial Group, Inc.	105,207	1,754,853
Employers Holdings, Inc.	38,327	1,620,082
Goosehead Insurance, Inc., Class A	21,083	1,007,768
Kinsale Capital Group, Inc.	62,192	5,689,324
Primerica, Inc.	16,655	1,997,767
Trupanion, Inc.(a)	49,100	1,773,983
Total		15,743,358
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.(a)	79,039	2,153,813
LendingTree, Inc.(a)	25,251	10,606,177
Total		12,759,990
Total Financials		51,079,729
Health Care 25.7%
Biotechnology 6.3%
ACADIA Pharmaceuticals, Inc.(a)	72,498	1,937,872
Amicus Therapeutics, Inc.(a)	124,975	1,559,688
Audentes Therapeutics, Inc.(a)	9,100	344,526
Blueprint Medicines Corp.(a)	22,594	2,131,292
CareDx, Inc.(a)	156,183	5,621,026
ChemoCentryx, Inc.(a)	111,227	1,034,411

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	191

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Pharmaceuticals, Inc.(a)	37,758	2,102,365
Epizyme, Inc.(a)	114,400	1,435,720
Fate Therapeutics, Inc.(a)	52,600	1,067,780
Genomic Health, Inc.(a)	70,387	4,094,412
Halozyme Therapeutics, Inc.(a)	155,932	2,678,912
Invitae Corp.(a)	65,900	1,548,650
Medicines Co. (The)(a)	29,900	1,090,453
Natera, Inc.(a)	39,234	1,082,074
PTC Therapeutics, Inc.(a)	48,646	2,189,070
Radius Health, Inc.(a)	82,774	2,016,375
REGENXBIO, Inc.(a)	29,850	1,533,394
Repligen Corp.(a)	61,620	5,296,239
Retrophin, Inc.(a)	71,743	1,441,317
Vanda Pharmaceuticals, Inc.(a)	66,072	930,954
Veracyte, Inc.(a)	69,133	1,970,982
Total		43,107,512
Health Care Equipment & Supplies 6.8%
AtriCure, Inc.(a)	62,452	1,863,568
AxoGen, Inc.(a)	42,694	845,341
Cardiovascular Systems, Inc.(a)	59,715	2,563,565
CONMED Corp.	31,441	2,690,406
Glaukos Corp.(a)	54,086	4,078,084
ICU Medical, Inc.(a)	20,646	5,200,934
Inogen, Inc.(a)	12,700	847,852
Integer Holdings Corp.(a)	23,271	1,952,902
iRhythm Technologies, Inc.(a)	35,521	2,809,001
Lantheus Holdings, Inc.(a)	89,656	2,537,265
Masimo Corp.(a)	12,958	1,928,409
Merit Medical Systems, Inc.(a)	76,930	4,581,951
Neuronetics, Inc.(a)	58,439	731,072
Novocure Ltd.(a)	38,523	2,435,809
OraSure Technologies, Inc.(a)	99,546	923,787
OrthoPediatrics Corp.(a)	22,700	885,300
Shockwave Medical, Inc.(a)	16,431	938,046
SI-BONE, Inc.(a)	68,000	1,383,120
Silk Road Medical, Inc.(a)	15,200	736,592
Tactile Systems Technology, Inc.(a)	29,167	1,660,186
Tandem Diabetes Care, Inc.(a)	20,700	1,335,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Vapotherm, Inc.(a)	67,100	1,543,300
Varex Imaging Corp.(a)	58,196	1,783,707
Total		46,255,761
Health Care Providers & Services 4.9%
Amedisys, Inc.(a)	54,633	6,632,993
AMN Healthcare Services, Inc.(a)	64,867	3,519,035
BioTelemetry, Inc.(a)	79,771	3,840,974
HealthEquity, Inc.(a)	72,481	4,740,257
LHC Group, Inc.(a)	38,054	4,550,497
Molina Healthcare, Inc.(a)	33,435	4,785,886
U.S. Physical Therapy, Inc.	40,271	4,936,016
Total		33,005,658
Health Care Technology 3.3%
Evolent Health, Inc., Class A(a)	150,837	1,199,154
HMS Holdings Corp.(a)	85,223	2,760,373
Inspire Medical Systems, Inc.(a)	35,335	2,143,068
Omnicell, Inc.(a)	75,237	6,472,639
Teladoc Health, Inc.(a)	90,756	6,027,106
Vocera Communications, Inc.(a)	116,987	3,734,225
Total		22,336,565
Life Sciences Tools & Services 3.4%
Adaptive Biotechnologies Corp.(a)	2,800	135,240
Bruker Corp.	108,502	5,419,675
Cambrex Corp.(a)	53,602	2,509,110
Codexis, Inc.(a)	279,143	5,144,606
Medpace Holdings, Inc.(a)	76,258	4,988,798
NeoGenomics, Inc.(a)	50,265	1,102,814
Pra Health Sciences, Inc.(a)	39,096	3,876,368
Total		23,176,611
Pharmaceuticals 1.0%
Collegium Pharmaceutical, Inc.(a)	101,608	1,336,145
MyoKardia, Inc.(a)	19,600	982,744
Supernus Pharmaceuticals, Inc.(a)	142,949	4,730,183
Total		7,049,072
Total Health Care		174,931,179

The accompanying Notes to Financial Statements are an integral part of this statement.
192	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.1%
Aerospace & Defense 2.1%
Astronics Corp.(a)	82,627	3,323,258
Kratos Defense & Security Solutions, Inc.(a)	34,000	778,260
Mercury Systems, Inc.(a)	68,819	4,841,417
Teledyne Technologies, Inc.(a)	20,126	5,511,907
Total		14,454,842
Air Freight & Logistics 1.0%
Echo Global Logistics, Inc.(a)	74,122	1,546,926
Forward Air Corp.	29,901	1,768,644
HUB Group, Inc., Class A(a)	50,745	2,130,275
Radiant Logistics, Inc.(a)	211,180	1,296,645
Total		6,742,490
Airlines 0.6%
Skywest, Inc.	72,040	4,370,667
Building Products 0.3%
Builders FirstSource, Inc.(a)	119,634	2,017,029
Commercial Services & Supplies 2.2%
Advanced Disposal Services, Inc.(a)	21,180	675,854
Casella Waste Systems, Inc., Class A(a)	140,500	5,568,015
Cimpress NV(a)	15,134	1,375,529
Covanta Holding Corp.	131,121	2,348,377
Healthcare Services Group, Inc.	71,094	2,155,570
Herman Miller, Inc.	56,051	2,505,480
Total		14,628,825
Construction & Engineering 1.7%
Comfort Systems U.S.A., Inc.	41,217	2,101,655
Dycom Industries, Inc.(a)	47,168	2,776,780
MasTec, Inc.(a)	125,540	6,469,076
Total		11,347,511
Electrical Equipment 1.2%
Atkore International Group, Inc.(a)	90,478	2,340,666
Bloom Energy Corp., Class A(a)	57,000	699,390
Generac Holdings, Inc.(a)	38,471	2,670,272
TPI Composites, Inc.(a)	92,267	2,280,840
Total		7,991,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.9%
Albany International Corp., Class A	44,356	3,677,556
Chart Industries, Inc.(a)	42,909	3,298,844
Milacron Holdings Corp.(a)	266,411	3,676,472
Mueller Industries, Inc.	64,817	1,897,194
Proto Labs, Inc.(a)	39,062	4,531,973
Rexnord Corp.(a)	246,955	7,462,980
SPX Corp.(a)	56,352	1,860,743
SPX FLOW, Inc.(a)	61,692	2,582,427
Tennant Co.	30,354	1,857,665
Watts Water Technologies, Inc., Class A	26,046	2,426,966
Total		33,272,820
Professional Services 2.6%
ASGN, Inc.(a)	117,750	7,135,650
Insperity, Inc.	69,776	8,522,441
Korn/Ferry International	50,558	2,025,859
Total		17,683,950
Trading Companies & Distributors 0.5%
SiteOne Landscape Supply, Inc.(a)	20,850	1,444,905
Systemax, Inc.	102,498	2,271,356
Total		3,716,261
Total Industrials		116,225,563
Information Technology 25.2%
Communications Equipment 0.6%
Ciena Corp.(a)	59,060	2,429,138
Netscout Systems, Inc.(a)	72,759	1,847,351
Total		4,276,489
Electronic Equipment, Instruments & Components 2.7%
ePlus, Inc.(a)	31,953	2,202,840
Fabrinet (a)	57,785	2,870,181
II-VI, Inc.(a)	101,328	3,704,552
nLight, Inc.(a)	47,857	918,854
Novanta, Inc.(a)	66,870	6,305,841
Plexus Corp.(a)	40,130	2,342,388
Total		18,344,656

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	193

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.1%
Carbonite, Inc.(a)	203,156	5,290,182
Endava PLC, ADR(a)	38,788	1,560,829
Evo Payments, Inc., Class A(a)	68,990	2,175,255
GreenSky, Inc., Class A(a)	84,565	1,039,304
InterXion Holding NV(a)	90,460	6,883,101
Virtusa Corp.(a)	97,011	4,310,199
Total		21,258,870
Semiconductors & Semiconductor Equipment 5.3%
Ambarella, Inc.(a)	45,846	2,023,184
Diodes, Inc.(a)	58,330	2,121,462
Entegris, Inc.	72,450	2,703,834
Formfactor, Inc.(a)	126,542	1,982,913
Impinj, Inc.(a)	55,942	1,601,060
Inphi Corp.(a)	44,740	2,241,474
Lattice Semiconductor Corp.(a)	146,698	2,140,324
Monolithic Power Systems, Inc.	8,510	1,155,488
Nanometrics, Inc.(a)	63,102	2,190,270
Photronics, Inc.(a)	171,661	1,407,620
Power Integrations, Inc.	35,362	2,835,325
Rudolph Technologies, Inc.(a)	68,628	1,896,192
Semtech Corp.(a)	145,034	6,968,884
Silicon Laboratories, Inc.(a)	42,772	4,422,625
Total		35,690,655
Software 13.1%
Altair Engineering, Inc., Class A(a)	69,338	2,800,562
Anaplan, Inc.(a)	27,405	1,383,130
Blackline, Inc.(a)	32,839	1,757,215
Bottomline Technologies de, Inc.(a)	42,592	1,884,270
Box, Inc., Class A(a)	109,954	1,936,290
Cision Ltd.(a)	143,080	1,678,328
CommVault Systems, Inc.(a)	34,059	1,690,008
Cornerstone OnDemand, Inc.(a)	40,515	2,347,034
Descartes Systems Group, Inc. (The)(a)	75,490	2,789,355
Envestnet, Inc.(a)	143,818	9,832,837
Everbridge, Inc.(a)	10,400	929,968
Five9, Inc.(a)	80,210	4,113,971
ForeScout Technologies, Inc.(a)	71,615	2,424,884
Common Stocks (continued)
Issuer	Shares	Value ($)
Globant SA(a)	15,900	1,606,695
HubSpot, Inc.(a)	11,235	1,915,792
j2 Global, Inc.	75,566	6,717,062
Monotype Imaging Holdings, Inc.	80,924	1,362,760
New Relic, Inc.(a)	20,657	1,787,037
Paylocity Holding Corp.(a)	23,050	2,162,551
Pegasystems, Inc.	60,474	4,306,354
Proofpoint, Inc.(a)	9,300	1,118,325
Q2 Holdings, Inc.(a)	75,448	5,761,209
Qualys, Inc.(a)	30,950	2,695,126
Rapid7, Inc.(a)	104,140	6,023,458
RealPage, Inc.(a)	34,630	2,037,976
SailPoint Technologies Holding, Inc.(a)	65,158	1,305,766
ShotSpotter, Inc.(a)	74,616	3,298,027
SPS Commerce, Inc.(a)	41,249	4,216,060
Talend SA, ADR(a)	76,085	2,936,120
Varonis Systems, Inc.(a)	36,972	2,290,046
Verint Systems, Inc.(a)	39,771	2,138,884
Total		89,247,100
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	90,270	2,651,230
Total Information Technology		171,469,000
Materials 2.5%
Chemicals 1.6%
Balchem Corp.	35,958	3,594,721
Ingevity Corp.(a)	15,000	1,577,550
Innospec, Inc.	26,973	2,461,017
Kraton Performance Polymers, Inc.(a)	53,872	1,673,803
PQ Group Holdings, Inc.(a)	108,890	1,725,906
Total		11,032,997
Metals & Mining 0.3%
Carpenter Technology Corp.	23,789	1,141,396
Mayville Engineering Co., Inc.(a)	80,625	1,112,625
Total		2,254,021

The accompanying Notes to Financial Statements are an integral part of this statement.
194	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.6%
Boise Cascade Co.	58,250	1,637,408
Louisiana-Pacific Corp.	83,160	2,180,455
Total		3,817,863
Total Materials		17,104,881
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Assets Trust, Inc.	56,894	2,680,845
CareTrust REIT, Inc.	92,705	2,204,525
EastGroup Properties, Inc.	21,644	2,510,271
QTS Realty Trust Inc., Class A	37,308	1,722,883
Tanger Factory Outlet Centers, Inc.	80,669	1,307,645
Total		10,426,169
Real Estate Management & Development 0.3%
Kennedy-Wilson Holdings, Inc.	106,836	2,197,617
Total Real Estate		12,623,786
Total Common Stocks (Cost $594,745,314)		670,334,429

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	12,108,930	12,107,719
Total Money Market Funds (Cost $12,107,754)		12,107,719
Total Investments in Securities (Cost: $606,853,068)		682,442,148
Other Assets & Liabilities, Net		(1,366,814)
Net Assets		681,075,334

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	10,216,185	92,274,556	(90,381,811)	12,108,930	19	(35)	108,481	12,107,719
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	195

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	9,307,406	—	—	—	9,307,406
Consumer Discretionary	88,402,601	—	—	—	88,402,601
Consumer Staples	20,102,942	—	—	—	20,102,942
Energy	9,087,342	—	—	—	9,087,342
Financials	51,079,729	—	—	—	51,079,729
Health Care	174,931,179	—	—	—	174,931,179
Industrials	116,225,563	—	—	—	116,225,563
Information Technology	171,469,000	—	—	—	171,469,000
Materials	17,104,881	—	—	—	17,104,881
Real Estate	12,623,786	—	—	—	12,623,786
Total Common Stocks	670,334,429	—	—	—	670,334,429
Money Market Funds	—	—	—	12,107,719	12,107,719
Total Investments in Securities	670,334,429	—	—	12,107,719	682,442,148
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
196	Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	197

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	CTIVP® – American Century Diversified Bond Fund	CTIVP® – AQR International Core Equity Fund	CTIVP® – CenterSquare Real Estate Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $885,038,037, $1,907,023,500, $2,896,712,035, $455,231,059, respectively)	$931,673,429	$1,962,601,737	$3,006,095,729	$498,797,899
Affiliated issuers (cost $25,001,201, $28,653,354, $58,849,872, $2,623,207, respectively)	25,001,116	28,653,354	58,849,809	2,623,207
Cash	—	790	—	—
Foreign currency (cost $—, $3, $14,206,870, $—, respectively)	—	3	14,254,434	—
Margin deposits on:
Futures contracts	482,800	—	2,673,000	—
Unrealized appreciation on forward foreign currency exchange contracts	—	4,534,630	—	—
Receivable for:
Investments sold	5,837,091	9,027,958	—	2,172,958
Capital shares sold	2,541	9,197	3,714	5
Dividends	1,010,332	67,114	3,774,292	2,607,020
Interest	—	12,234,353	—	—
Foreign tax reclaims	716	25,894	14,561,145	7,793
Variation margin for futures contracts	117,640	4,500	259,200	—
Prepaid expenses	1	—	1	1
Total assets	964,125,666	2,017,159,530	3,100,471,324	506,208,883
Liabilities
Due to custodian	4,151	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	4,171,611	—	—
Payable for:
Investments purchased	10,295,463	—	1,458	2,030,261
Investments purchased on a delayed delivery basis	—	748,440	—	—
Capital shares purchased	498,929	3,352,923	644,705	28,457
Variation margin for futures contracts	—	108,484	—	—
Management services fees	602,435	750,200	1,790,036	291,856
Distribution and/or service fees	2,967	2,963	1,473	5,337
Service fees	690	162	475	1,335
Compensation of board members	57,103	145,215	93,336	39,861
Compensation of chief compliance officer	113	294	331	52
Other expenses	41,211	59,235	122,348	30,549
Total liabilities	11,503,062	9,339,527	2,654,162	2,427,708
Net assets applicable to outstanding capital stock	$952,622,604	$2,007,820,003	$3,097,817,162	$503,781,175
Represented by
Paid in capital	—	1,978,539,857	3,041,651,358	455,818,428
Total distributable earnings (loss)	—	29,280,146	56,165,804	47,962,747
Trust capital	$952,622,604	$—	$—	$—
Total - representing net assets applicable to outstanding capital stock	$952,622,604	$2,007,820,003	$3,097,817,162	$503,781,175
Class 1
Net assets	$936,720,720	$1,992,045,544	$3,089,846,531	$476,161,590
Shares outstanding	40,920,445	185,045,273	292,361,228	51,658,623
Net asset value per share	$22.89	$10.77	$10.57	$9.22
Class 2
Net assets	$15,901,884	$15,774,459	$7,970,631	$27,619,585
Shares outstanding	710,777	1,469,580	758,703	3,010,527
Net asset value per share	$22.37	$10.73	$10.51	$9.17
The accompanying Notes to Financial Statements are an integral part of this statement.
198	Variable Portfolio Funds | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	CTIVP® – DFA International Value Fund	CTIVP® – Los Angeles Capital Large Cap Growth Fund	CTIVP® – MFS® Value Fund	CTIVP® – Morgan Stanley Advantage Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $871,073,667, $1,512,357,595, $1,167,240,943, $1,848,814,630, respectively)	$832,031,964	$1,852,671,413	$1,590,328,954	$2,330,174,168
Affiliated issuers (cost $2,147,467, $17,900,213, $16,157,590, $65,471,861, respectively)	2,147,467	17,900,028	16,157,590	65,470,725
Foreign currency (cost $1,782,421, $—, $33,688, $1,307, respectively)	1,782,969	—	33,688	1,336
Receivable for:
Investments sold	1,781,361	—	—	13,578,283
Capital shares sold	36,881	52,582	2,479	165,072
Dividends	1,928,114	725,271	1,996,424	769,511
Foreign tax reclaims	6,632,024	32	50,685	9,777
Prepaid expenses	—	1	—	1
Total assets	846,340,780	1,871,349,327	1,608,569,820	2,410,168,873
Liabilities
Due to custodian	1,209	31	48,499	—
Payable for:
Investments purchased	—	—	—	14,322,177
Capital shares purchased	1,579,584	1,286,153	3,587,068	2,203,974
Management services fees	540,135	956,142	837,116	1,172,342
Distribution and/or service fees	4,130	2,535	10,176	3,430
Service fees	290	609	1,550	730
Compensation of board members	82,278	84,343	100,539	87,231
Compensation of chief compliance officer	111	197	211	238
Other expenses	96,737	35,700	40,845	34,660
Total liabilities	2,304,474	2,365,710	4,626,004	17,824,782
Net assets applicable to outstanding capital stock	$844,036,306	$1,868,983,617	$1,603,943,816	$2,392,344,091
Represented by
Paid in capital	884,737,760	—	—	—
Total distributable earnings (loss)	(40,701,454)	—	—	—
Trust capital	$—	$1,868,983,617	$1,603,943,816	$2,392,344,091
Total - representing net assets applicable to outstanding capital stock	$844,036,306	$1,868,983,617	$1,603,943,816	$2,392,344,091
Class 1
Net assets	$821,983,309	$1,855,432,053	$1,549,735,580	$2,374,092,250
Shares outstanding	87,511,380	58,724,270	58,244,380	66,705,644
Net asset value per share	$9.39	$31.60	$26.61	$35.59
Class 2
Net assets	$22,052,997	$13,551,564	$54,208,236	$18,251,841
Shares outstanding	2,352,618	439,053	2,083,260	524,660
Net asset value per share	$9.37	$30.87	$26.02	$34.79
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	199

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	CTIVP® – T. Rowe Price Large Cap Value Fund	CTIVP® – TCW Core Plus Bond Fund	CTIVP® – Wells Fargo Short Duration Government Fund	CTIVP® – Westfield Mid Cap Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,733,991,043, $2,678,929,412, $1,974,804,873, $501,068,063, respectively)	$1,952,287,228	$2,738,457,585	$1,988,891,403	$619,414,134
Affiliated issuers (cost $37,588,195, $143,693,678, $21,878,039, $9,709,761, respectively)	37,586,066	143,692,987	21,878,039	9,709,750
Cash	—	575,399	—	—
Margin deposits on:
Futures contracts	—	—	1,630,000	—
Receivable for:
Investments sold	3,326,507	33,476,071	40,257,236	9,382,898
Investments sold on a delayed delivery basis	—	—	143,940,318	—
Capital shares sold	206,060	67,607	145,814	1,861
Dividends	3,477,359	66,977	67,203	114,030
Interest	—	13,151,878	6,419,262	—
Foreign tax reclaims	165,144	46,813	—	—
Prepaid expenses	1	—	—	—
Total assets	1,997,048,365	2,929,535,317	2,203,229,275	638,622,673
Liabilities
Due to custodian	—	—	316,132	—
Payable for:
Investments purchased	2,287,003	15,375,443	77,168,097	374,420
Investments purchased on a delayed delivery basis	—	134,572,493	131,418,838	—
Capital shares purchased	3,537,127	2,910,754	776,547	654,935
Variation margin for futures contracts	—	54,281	90,429	—
Management services fees	1,024,131	1,019,566	643,364	385,797
Distribution and/or service fees	4,534	1,736	5,364	4,303
Service fees	696	319	2,146	1,023
Compensation of board members	100,644	105,440	94,861	54,525
Compensation of chief compliance officer	249	319	191	65
Other expenses	35,165	45,456	33,394	30,829
Total liabilities	6,989,549	154,085,807	210,549,363	1,505,897
Net assets applicable to outstanding capital stock	$1,990,058,816	$2,775,449,510	$1,992,679,912	$637,116,776
Represented by
Paid in capital	—	2,670,156,918	1,958,200,416	—
Total distributable earnings (loss)	—	105,292,592	34,479,496	—
Trust capital	$1,990,058,816	$—	$—	$637,116,776
Total - representing net assets applicable to outstanding capital stock	$1,990,058,816	$2,775,449,510	$1,992,679,912	$637,116,776
Class 1
Net assets	$1,965,996,668	$2,766,043,440	$1,964,384,447	$613,855,982
Shares outstanding	81,889,013	257,432,040	193,095,006	21,220,650
Net asset value per share	$24.01	$10.74	$10.17	$28.93
Class 2
Net assets	$24,062,148	$9,406,070	$28,295,465	$23,260,794
Shares outstanding	1,025,369	877,748	2,789,815	823,654
Net asset value per share	$23.47	$10.72	$10.14	$28.24
The accompanying Notes to Financial Statements are an integral part of this statement.
200	Variable Portfolio Funds | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	CTIVP® – William Blair International Leaders Fund	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Partners Core Bond Fund	Variable Portfolio – Partners Small Cap Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $749,009,560, $112,884,015, $3,589,452,681, $594,745,314, respectively)	$845,638,151	$118,684,753	$3,718,589,401	$670,334,429
Affiliated issuers (cost $16,837,457, $2,513,557, $63,881,688, $12,107,754, respectively)	16,837,453	2,513,528	63,881,655	12,107,719
Margin deposits on:
Futures contracts	—	55,400	—	—
Receivable for:
Investments sold	—	592,895	24,557,834	215,935
Investments sold on a delayed delivery basis	—	—	108,902,198	—
Capital shares sold	4,343	—	85,895	279
Dividends	1,071,111	159,391	122,481	215,614
Interest	—	—	18,005,433	—
Foreign tax reclaims	4,134,776	260,315	63,940	—
Variation margin for futures contracts	—	4,800	—	—
Expense reimbursement due from Investment Manager	4,685	4,113	—	4,857
Prepaid expenses	—	1	1	—
Other assets	19,005	—	—	—
Total assets	867,709,524	122,275,196	3,934,208,838	682,878,833
Liabilities
Due to custodian	6,224	6,446	146,416	—
Foreign currency (cost $—, $ 24,988, $ —, $—, respectively)	—	25,030	—	—
Payable for:
Investments purchased	—	359,169	21,944,298	1,196,247
Investments purchased on a delayed delivery basis	—	—	271,629,836	—
Capital shares purchased	1,857,741	44,084	3,416,003	90,651
Variation margin for futures contracts	—	540	—	—
Foreign capital gains taxes deferred	8,261	26,497	—	—
Management services fees	582,390	87,832	1,313,878	431,004
Distribution and/or service fees	6,301	7,836	1,902	1,884
Service fees	611	1,908	517	381
Compensation of board members	96,541	42,030	140,258	47,548
Compensation of chief compliance officer	124	14	395	77
Custodian fees	103,359	50,578	42,049	13,779
Other expenses	7,490	10,729	37,351	21,928
Total liabilities	2,669,042	662,693	298,672,903	1,803,499
Net assets applicable to outstanding capital stock	$865,040,482	$121,612,503	$3,635,535,935	$681,075,334
Represented by
Paid in capital	767,981,244	117,125,151	3,486,752,292	—
Total distributable earnings (loss)	97,059,238	4,487,352	148,783,643	—
Trust capital	$—	$—	$—	$681,075,334
Total - representing net assets applicable to outstanding capital stock	$865,040,482	$121,612,503	$3,635,535,935	$681,075,334
Class 1
Net assets	$831,220,657	$79,599,644	$3,625,517,612	$670,818,201
Shares outstanding	79,093,634	16,477,111	332,762,062	27,247,739
Net asset value per share	$10.51	$4.83	$10.90	$24.62
Class 2
Net assets	$33,819,825	$42,012,859	$10,018,323	$10,257,133
Shares outstanding	3,232,151	8,737,272	922,726	426,352
Net asset value per share	$10.46	$4.81	$10.86	$24.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	201

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	CTIVP® – American Century Diversified Bond Fund	CTIVP® – AQR International Core Equity Fund	CTIVP® – CenterSquare Real Estate Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$7,765,496	$—	$79,979,500	$9,309,191
Dividends — affiliated issuers	225,236	663,030	834,046	32,545
Interest	—	35,363,186	62,596	—
Interfund lending	—	—	212	—
Foreign taxes withheld	(22,152)	—	(7,459,648)	—
Total income	7,968,580	36,026,216	73,416,706	9,341,736
Expenses:
Management services fees	3,929,015	4,808,634	11,327,064	1,784,173
Distribution and/or service fees
Class 2	19,432	17,421	9,239	32,988
Service fees	4,664	3,986	2,295	7,979
Compensation of board members	12,487	19,400	25,997	8,996
Custodian fees	17,345	32,232	132,896	4,077
Printing and postage fees	3,902	3,727	2,839	5,181
Audit fees	14,500	15,519	31,478	15,951
Legal fees	7,461	12,223	20,221	6,808
Interest on collateral	—	2,533	—	—
Compensation of chief compliance officer	101	231	306	49
Other	11,440	24,594	19,621	4,805
Total expenses	4,020,347	4,940,500	11,571,956	1,871,007
Net investment income	3,948,233	31,085,716	61,844,750	7,470,729
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,739,841	(759,719)	(48,968,043)	5,994,764
Investments — affiliated issuers	140	(220)	85	182
Foreign currency translations	—	(21,199)	(16,882)	(3)
Forward foreign currency exchange contracts	—	(2,172,095)	—	—
Futures contracts	451,184	8,280,756	4,706,612	—
Swap contracts	—	475,341	—	—
Net realized gain (loss)	2,191,165	5,802,864	(44,278,228)	5,994,943
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	125,554,212	101,505,256	339,627,786	64,636,485
Investments — affiliated issuers	(85)	—	(63)	—
Foreign currency translations	—	73,776	91,381	2
Forward foreign currency exchange contracts	—	1,618,845	—	—
Futures contracts	301,441	130,940	2,214,324	—
Swap contracts	—	160,530	—	—
Net change in unrealized appreciation (depreciation)	125,855,568	103,489,347	341,933,428	64,636,487
Net realized and unrealized gain	128,046,733	109,292,211	297,655,200	70,631,430
Net increase in net assets resulting from operations	$131,994,966	$140,377,927	$359,499,950	$78,102,159
The accompanying Notes to Financial Statements are an integral part of this statement.
202	Variable Portfolio Funds | Semiannual Report 2019

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	CTIVP® – DFA International Value Fund	CTIVP® – Los Angeles Capital Large Cap Growth Fund	CTIVP® – MFS® Value Fund	CTIVP® – Morgan Stanley Advantage Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$26,233,963	$10,249,231	$14,626,074	$7,027,214
Dividends — affiliated issuers	26,140	205,873	160,514	632,335
Foreign taxes withheld	(2,398,522)	—	(449,393)	(641,229)
Total income	23,861,581	10,455,104	14,337,195	7,018,320
Expenses:
Management services fees	3,611,868	5,934,865	5,587,377	7,113,266
Distribution and/or service fees
Class 2	26,227	15,696	61,926	20,278
Service fees	5,798	3,778	14,143	4,811
Compensation of board members	11,550	18,229	16,375	20,970
Custodian fees	83,613	10,244	12,816	12,729
Printing and postage fees	4,685	2,990	9,032	3,080
Audit fees	26,753	14,500	14,500	22,981
Legal fees	7,475	13,716	10,842	16,215
Interest on interfund lending	99	—	787	—
Compensation of chief compliance officer	86	182	186	222
Other	17,949	13,520	15,250	15,749
Total expenses	3,796,103	6,027,720	5,743,234	7,230,301
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(8,906)	—	—	—
Total net expenses	3,787,197	6,027,720	5,743,234	7,230,301
Net investment income (loss)	20,074,384	4,427,384	8,593,961	(211,981)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,612,575)	39,973,129	129,306,778	191,162,143
Investments — affiliated issuers	(123)	4	(1,547)	(1,224)
Foreign currency translations	55,217	—	(20,975)	(44,743)
Net realized gain (loss)	(3,557,481)	39,973,133	129,284,256	191,116,176
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	57,348,232	273,371,130	146,860,555	326,235,888
Investments — affiliated issuers	—	(185)	—	(1,136)
Foreign currency translations	1,032	—	—	51
Net change in unrealized appreciation (depreciation)	57,349,264	273,370,945	146,860,555	326,234,803
Net realized and unrealized gain	53,791,783	313,344,078	276,144,811	517,350,979
Net increase in net assets resulting from operations	$73,866,167	$317,771,462	$284,738,772	$517,138,998
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	203

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	CTIVP® – T. Rowe Price Large Cap Value Fund	CTIVP® – TCW Core Plus Bond Fund	CTIVP® – Wells Fargo Short Duration Government Fund	CTIVP® – Westfield Mid Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$29,110,279	$—	$—	$2,154,325
Dividends — affiliated issuers	533,437	715,308	493,039	174,651
Interest	—	44,767,974	28,896,614	—
Interfund lending	—	—	—	73
Foreign taxes withheld	(477,331)	—	—	(2,081)
Total income	29,166,385	45,483,282	29,389,653	2,326,968
Expenses:
Management services fees	6,731,280	6,459,617	4,086,271	2,369,418
Distribution and/or service fees
Class 2	27,781	10,298	32,818	26,325
Service fees	6,403	2,409	7,701	6,313
Compensation of board members	18,697	25,667	19,263	9,813
Custodian fees	10,752	21,593	8,615	5,171
Printing and postage fees	4,304	2,365	4,621	4,453
Audit fees	14,500	18,870	15,520	14,500
Legal fees	12,402	15,407	15,156	7,400
Compensation of chief compliance officer	223	294	203	60
Other	139,151	21,240	10,266	5,904
Total expenses	6,965,493	6,577,760	4,200,434	2,449,357
Net investment income (loss)	22,200,892	38,905,522	25,189,219	(122,389)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	46,508,679	37,323,526	10,692,644	30,497,965
Investments — affiliated issuers	35	132	8,235	(522)
Foreign currency translations	11,614	(886)	—	—
Forward foreign currency exchange contracts	—	(1,175,814)	—	—
Futures contracts	—	10,843,052	(887,620)	—
Net realized gain	46,520,328	46,990,010	9,813,259	30,497,443
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	234,576,070	83,060,940	12,384,534	110,357,276
Investments — affiliated issuers	(2,129)	(691)	—	(11)
Foreign currency translations	2,962	—	—	—
Forward foreign currency exchange contracts	—	767,702	—	—
Futures contracts	—	(1,193,007)	1,661,771	—
Net change in unrealized appreciation (depreciation)	234,576,903	82,634,944	14,046,305	110,357,265
Net realized and unrealized gain	281,097,231	129,624,954	23,859,564	140,854,708
Net increase in net assets resulting from operations	$303,298,123	$168,530,476	$49,048,783	$140,732,319
The accompanying Notes to Financial Statements are an integral part of this statement.
204	Variable Portfolio Funds | Semiannual Report 2019

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	CTIVP® – William Blair International Leaders Fund	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Partners Core Bond Fund	Variable Portfolio – Partners Small Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$11,949,687	$1,634,260	$—	$1,538,614
Dividends — affiliated issuers	389,316	46,690	916,369	108,481
Interest	—	—	57,689,532	—
Interfund lending	—	—	9,313	—
Foreign taxes withheld	(1,207,428)	(151,348)	(3,856)	—
Total income	11,131,575	1,529,602	58,611,358	1,647,095
Expenses:
Management services fees	3,813,837	553,966	8,298,206	2,766,743
Distribution and/or service fees
Class 2	39,712	50,044	11,665	11,818
Service fees	8,925	12,091	2,772	2,806
Compensation of board members	11,513	6,461	30,665	10,342
Custodian fees	87,967	42,547	39,799	12,559
Printing and postage fees	6,691	7,876	2,266	4,174
Audit fees	35,512	25,680	25,952	14,500
Legal fees	7,367	4,793	19,064	7,662
Compensation of chief compliance officer	99	12	378	69
Other	12,852	2,855	24,305	8,460
Total expenses	4,024,475	706,325	8,455,072	2,839,133
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(79,206)	(39,278)	—	(54,002)
Total net expenses	3,945,269	667,047	8,455,072	2,785,131
Net investment income (loss)	7,186,306	862,555	50,156,286	(1,138,036)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,427,947	(590,157)	31,235,812	11,847,267
Investments — affiliated issuers	40	11	(2,899)	19
Foreign currency translations	(878,406)	(149)	—	—
Futures contracts	—	(169,297)	—	—
Net realized gain (loss)	3,549,581	(759,592)	31,232,913	11,847,286
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	117,879,150	17,465,048	131,183,423	92,249,241
Investments — affiliated issuers	(4)	(29)	(33)	(35)
Foreign currency translations	(22,171)	(958)	—	—
Futures contracts	—	36,240	—	—
Foreign capital gains tax	(8,261)	(26,497)	—	—
Net change in unrealized appreciation (depreciation)	117,848,714	17,473,804	131,183,390	92,249,206
Net realized and unrealized gain	121,398,295	16,714,212	162,416,303	104,096,492
Net increase in net assets resulting from operations	$128,584,601	$17,576,767	$212,572,589	$102,958,456
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	205

Statement of Changes in Net Assets
	Columbia Variable Portfolio – U.S. Equities Fund		CTIVP® – American Century Diversified Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$3,948,233	$4,781,924	$31,085,716	$123,286,223
Net realized gain (loss)	2,191,165	81,483,669	5,802,864	(67,232,965)
Net change in unrealized appreciation (depreciation)	125,855,568	(222,402,200)	103,489,347	(113,898,325)
Net increase (decrease) in net assets resulting from operations	131,994,966	(136,136,607)	140,377,927	(57,845,067)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	—	(115,409,086)	(129,065,016)
Class 2	—	—	(878,027)	(401,024)
Total distributions to shareholders	—	—	(116,287,113)	(129,466,040)
Decrease in net assets from capital stock activity	(24,535,424)	(75,793,930)	(21,680,382)	(1,752,570,976)
Total increase (decrease) in net assets	107,459,542	(211,930,537)	2,410,432	(1,939,882,083)
Net assets at beginning of period	845,163,062	1,057,093,599	2,005,409,571	3,945,291,654
Net assets at end of period	$952,622,604	$845,163,062	$2,007,820,003	$2,005,409,571

	Columbia Variable Portfolio – U.S. Equities Fund				CTIVP® – American Century Diversified Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	343,589	7,783,250	93,876	2,146,622	3,644,253	40,014,638	11,136,403	120,583,296
Distributions reinvested	—	—	—	—	10,725,752	115,409,086	12,198,962	129,065,016
Redemptions	(1,426,196)	(32,136,241)	(3,274,729)	(77,168,526)	(16,320,441)	(179,668,782)	(189,191,879)	(2,004,161,848)
Net decrease	(1,082,607)	(24,352,991)	(3,180,853)	(75,021,904)	(1,950,436)	(24,245,058)	(165,856,514)	(1,754,513,536)
Class 2
Subscriptions	32,544	702,523	57,139	1,322,264	211,033	2,317,651	378,301	4,046,469
Distributions reinvested	—	—	—	—	81,829	878,027	38,012	401,024
Redemptions	(39,885)	(884,956)	(90,225)	(2,094,290)	(57,688)	(631,002)	(235,547)	(2,504,933)
Net increase (decrease)	(7,341)	(182,433)	(33,086)	(772,026)	235,174	2,564,676	180,766	1,942,560
Total net decrease	(1,089,948)	(24,535,424)	(3,213,939)	(75,793,930)	(1,715,262)	(21,680,382)	(165,675,748)	(1,752,570,976)
The accompanying Notes to Financial Statements are an integral part of this statement.
206	Variable Portfolio Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	CTIVP® – AQR International Core Equity Fund		CTIVP® – CenterSquare Real Estate Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$61,844,750	$56,637,018	$7,470,729	$8,891,659
Net realized gain (loss)	(44,278,228)	42,319,088	5,994,943	(7,115,869)
Net change in unrealized appreciation (depreciation)	341,933,428	(529,795,617)	64,636,487	(27,323,692)
Net increase (decrease) in net assets resulting from operations	359,499,950	(430,839,511)	78,102,159	(25,547,902)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(110,934,509)	(63,019,788)	(8,795,167)	(11,454,907)
Class 2	(271,557)	(192,053)	(452,916)	(642,414)
Total distributions to shareholders	(111,206,066)	(63,211,841)	(9,248,083)	(12,097,321)
Increase in net assets from capital stock activity	75,816,295	652,839,079	8,409,117	10,523,008
Total increase (decrease) in net assets	324,110,179	158,787,727	77,263,193	(27,122,215)
Net assets at beginning of period	2,773,706,983	2,614,919,256	426,517,982	453,640,197
Net assets at end of period	$3,097,817,162	$2,773,706,983	$503,781,175	$426,517,982

	CTIVP® – AQR International Core Equity Fund				CTIVP® – CenterSquare Real Estate Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	810,714	8,545,938	68,643,973	677,614,949	5,094	47,519	—	—
Distributions reinvested	10,523,235	110,934,509	5,615,382	63,019,788	960,171	8,795,167	1,355,610	11,454,907
Redemptions	(4,194,215)	(44,085,147)	(7,759,808)	(87,796,356)	(696)	(6,524)	—	—
Net increase	7,139,734	75,395,300	66,499,547	652,838,381	964,569	8,836,162	1,355,610	11,454,907
Class 2
Subscriptions	41,880	439,206	106,266	1,202,268	78,947	714,221	261,573	2,171,537
Distributions reinvested	25,910	271,557	17,236	192,053	49,662	452,916	76,387	642,414
Redemptions	(27,520)	(289,768)	(127,366)	(1,393,623)	(179,759)	(1,594,182)	(459,420)	(3,745,850)
Net increase (decrease)	40,270	420,995	(3,864)	698	(51,150)	(427,045)	(121,460)	(931,899)
Total net increase	7,180,004	75,816,295	66,495,683	652,839,079	913,419	8,409,117	1,234,150	10,523,008
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	207

Statement of Changes in Net Assets   (continued)
	CTIVP® – DFA International Value Fund		CTIVP® – Los Angeles Capital Large Cap Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$20,074,384	$43,703,557	$4,427,384	$6,163,953
Net realized gain (loss)	(3,557,481)	25,840,276	39,973,133	108,015,143
Net change in unrealized appreciation (depreciation)	57,349,264	(356,031,536)	273,370,945	(131,628,708)
Net increase (decrease) in net assets resulting from operations	73,866,167	(286,487,703)	317,771,462	(17,449,612)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(49,769,541)	(53,751,149)	—	—
Class 2	(1,278,791)	(665,320)	—	—
Total distributions to shareholders	(51,048,332)	(54,416,469)	—	—
Decrease in net assets from capital stock activity	(20,036,976)	(598,064,148)	(29,317,814)	(4,916,348)
Total increase (decrease) in net assets	2,780,859	(938,968,320)	288,453,648	(22,365,960)
Net assets at beginning of period	841,255,447	1,780,223,767	1,580,529,969	1,602,895,929
Net assets at end of period	$844,036,306	$841,255,447	$1,868,983,617	$1,580,529,969

	CTIVP® – DFA International Value Fund				CTIVP® – Los Angeles Capital Large Cap Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	908,923	8,897,817	3,634,006	38,186,881	154,962	4,591,161	1,113,960	33,472,282
Distributions reinvested	5,281,552	49,769,541	5,052,917	53,751,149	—	—	—	—
Redemptions	(8,272,968)	(80,770,729)	(72,431,442)	(693,644,413)	(1,136,703)	(33,849,637)	(1,400,681)	(40,214,494)
Net decrease	(2,082,493)	(22,103,371)	(63,744,519)	(601,706,383)	(981,741)	(29,258,476)	(286,721)	(6,742,212)
Class 2
Subscriptions	178,463	1,734,146	480,516	5,250,354	21,655	626,861	109,837	3,110,797
Distributions reinvested	135,940	1,278,791	62,750	665,320	—	—	—	—
Redemptions	(97,480)	(946,542)	(213,337)	(2,273,439)	(23,351)	(686,199)	(46,576)	(1,284,933)
Net increase (decrease)	216,923	2,066,395	329,929	3,642,235	(1,696)	(59,338)	63,261	1,825,864
Total net decrease	(1,865,570)	(20,036,976)	(63,414,590)	(598,064,148)	(983,437)	(29,317,814)	(223,460)	(4,916,348)
The accompanying Notes to Financial Statements are an integral part of this statement.
208	Variable Portfolio Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	CTIVP® – MFS® Value Fund		CTIVP® – Morgan Stanley Advantage Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$8,593,961	$40,616,391	$(211,981)	$1,314,917
Net realized gain	129,284,256	183,818,484	191,116,176	181,427,111
Net change in unrealized appreciation (depreciation)	146,860,555	(410,215,875)	326,234,803	(134,603,497)
Net increase (decrease) in net assets resulting from operations	284,738,772	(185,781,000)	517,138,998	48,138,531
Increase (decrease) in net assets from capital stock activity	(314,042,066)	(434,366,982)	(31,845,049)	45,076,826
Total increase (decrease) in net assets	(29,303,294)	(620,147,982)	485,293,949	93,215,357
Net assets at beginning of period	1,633,247,110	2,253,395,092	1,907,050,142	1,813,834,785
Net assets at end of period	$1,603,943,816	$1,633,247,110	$2,392,344,091	$1,907,050,142

	CTIVP® – MFS® Value Fund				CTIVP® – Morgan Stanley Advantage Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	100,712	2,579,088	996,433	24,464,195	729,050	23,715,083	3,053,897	93,075,308
Redemptions	(12,565,222)	(317,530,165)	(18,593,764)	(459,620,546)	(1,734,217)	(56,775,190)	(1,736,641)	(52,193,641)
Net increase (decrease)	(12,464,510)	(314,951,077)	(17,597,331)	(435,156,351)	(1,005,167)	(33,060,107)	1,317,256	40,881,667
Class 2
Subscriptions	106,229	2,636,193	283,265	6,881,028	78,811	2,464,464	246,028	7,367,038
Redemptions	(70,599)	(1,727,182)	(252,418)	(6,091,659)	(38,383)	(1,249,406)	(109,375)	(3,171,879)
Net increase	35,630	909,011	30,847	789,369	40,428	1,215,058	136,653	4,195,159
Total net increase (decrease)	(12,428,880)	(314,042,066)	(17,566,484)	(434,366,982)	(964,739)	(31,845,049)	1,453,909	45,076,826
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	209

Statement of Changes in Net Assets   (continued)
	CTIVP® – T. Rowe Price Large Cap Value Fund		CTIVP® – TCW Core Plus Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$22,200,892	$44,598,690	$38,905,522	$74,275,706
Net realized gain (loss)	46,520,328	170,683,366	46,990,010	(42,877,705)
Net change in unrealized appreciation (depreciation)	234,576,903	(414,915,500)	82,634,944	(31,556,407)
Net increase (decrease) in net assets resulting from operations	303,298,123	(199,633,444)	168,530,476	(158,406)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	—	(74,637,337)	(65,516,551)
Class 2	—	—	(232,202)	(152,735)
Total distributions to shareholders	—	—	(74,869,539)	(65,669,286)
Decrease in net assets from capital stock activity	(273,264,097)	(338,951,627)	(41,081,642)	(198,295,114)
Total increase (decrease) in net assets	30,034,026	(538,585,071)	52,579,295	(264,122,806)
Net assets at beginning of period	1,960,024,790	2,498,609,861	2,722,870,215	2,986,993,021
Net assets at end of period	$1,990,058,816	$1,960,024,790	$2,775,449,510	$2,722,870,215

	CTIVP® – T. Rowe Price Large Cap Value Fund				CTIVP® – TCW Core Plus Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,177,272	49,740,563	4,902,380	111,383,275	3,596,696	38,216,104	11,737,585	121,708,320
Distributions reinvested	—	—	—	—	6,949,472	74,637,337	6,404,355	65,516,551
Redemptions	(14,057,937)	(323,752,601)	(19,936,485)	(455,495,640)	(14,551,605)	(155,099,004)	(37,394,682)	(386,559,343)
Net decrease	(11,880,665)	(274,012,038)	(15,034,105)	(344,112,365)	(4,005,437)	(42,245,563)	(19,252,742)	(199,334,472)
Class 2
Subscriptions	98,732	2,205,715	291,263	6,520,633	114,107	1,224,121	175,831	1,812,898
Distributions reinvested	—	—	—	—	21,681	232,202	14,959	152,735
Redemptions	(65,347)	(1,457,774)	(61,237)	(1,359,895)	(27,510)	(292,402)	(89,800)	(926,275)
Net increase	33,385	747,941	230,026	5,160,738	108,278	1,163,921	100,990	1,039,358
Total net decrease	(11,847,280)	(273,264,097)	(14,804,079)	(338,951,627)	(3,897,159)	(41,081,642)	(19,151,752)	(198,295,114)
The accompanying Notes to Financial Statements are an integral part of this statement.
210	Variable Portfolio Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	CTIVP® – Wells Fargo Short Duration Government Fund		CTIVP® – Westfield Mid Cap Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$25,189,219	$20,477,671	$(122,389)	$256,582
Net realized gain (loss)	9,813,259	(11,329,044)	30,497,443	26,669,535
Net change in unrealized appreciation (depreciation)	14,046,305	6,142,496	110,357,265	(44,043,546)
Net increase (decrease) in net assets resulting from operations	49,048,783	15,291,123	140,732,319	(17,117,429)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(20,494,923)	(11,431,546)	—	—
Class 2	(226,890)	(208,374)	—	—
Total distributions to shareholders	(20,721,813)	(11,639,920)	—	—
Increase (decrease) in net assets from capital stock activity	(5,344,721)	987,473,482	(13,677,454)	(7,531,818)
Total increase (decrease) in net assets	22,982,249	991,124,685	127,054,865	(24,649,247)
Net assets at beginning of period	1,969,697,663	978,572,978	510,061,911	534,711,158
Net assets at end of period	$1,992,679,912	$1,969,697,663	$637,116,776	$510,061,911

	CTIVP® – Wells Fargo Short Duration Government Fund				CTIVP® – Westfield Mid Cap Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,085,060	10,988,417	108,266,713	1,079,149,798	17,050	454,479	108,074	2,570,901
Distributions reinvested	2,015,233	20,494,923	1,152,374	11,431,546	—	—	—	—
Redemptions	(3,883,189)	(39,352,218)	(10,649,931)	(106,293,927)	(523,271)	(14,202,799)	(381,712)	(9,685,858)
Net increase (decrease)	(782,896)	(7,868,878)	98,769,156	984,287,417	(506,221)	(13,748,320)	(273,638)	(7,114,957)
Class 2
Subscriptions	483,768	4,875,687	931,278	9,246,239	40,941	1,080,391	81,004	2,010,849
Distributions reinvested	22,376	226,890	21,069	208,374	—	—	—	—
Redemptions	(255,805)	(2,578,420)	(630,224)	(6,268,548)	(38,847)	(1,009,525)	(100,284)	(2,427,710)
Net increase (decrease)	250,339	2,524,157	322,123	3,186,065	2,094	70,866	(19,280)	(416,861)
Total net increase (decrease)	(532,557)	(5,344,721)	99,091,279	987,473,482	(504,127)	(13,677,454)	(292,918)	(7,531,818)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	211

Statement of Changes in Net Assets   (continued)
	CTIVP® – William Blair International Leaders Fund		Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$7,186,306	$14,179,774	$862,555	$1,125,282
Net realized gain (loss)	3,549,581	25,327,542	(759,592)	8,517,089
Net change in unrealized appreciation (depreciation)	117,848,714	(340,702,264)	17,473,804	(31,903,024)
Net increase (decrease) in net assets resulting from operations	128,584,601	(301,194,948)	17,576,767	(22,260,653)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(36,558,331)	(77,324,767)	(5,601,279)	(6,625,802)
Class 2	(1,423,605)	(1,669,481)	(2,945,970)	(3,320,776)
Total distributions to shareholders	(37,981,936)	(78,994,248)	(8,547,249)	(9,946,578)
Increase (decrease) in net assets from capital stock activity	(48,869,611)	(512,055,355)	7,166,262	16,171,875
Total increase (decrease) in net assets	41,733,054	(892,244,551)	16,195,780	(16,035,356)
Net assets at beginning of period	823,307,428	1,715,551,979	105,416,723	121,452,079
Net assets at end of period	$865,040,482	$823,307,428	$121,612,503	$105,416,723

	CTIVP® – William Blair International Leaders Fund				Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	873,706	9,147,991	3,907,448	43,711,405	7,744	39,400	—	—
Distributions reinvested	3,502,691	36,558,331	6,845,339	77,324,767	1,171,816	5,601,279	1,231,259	6,625,802
Redemptions	(9,159,059)	(95,394,797)	(63,768,582)	(638,056,327)	(1,189)	(6,014)	—	—
Net increase (decrease)	(4,782,662)	(49,688,475)	(53,015,795)	(517,020,155)	1,178,371	5,634,665	1,231,259	6,625,802
Class 2
Subscriptions	131,001	1,351,829	524,654	6,095,538	269,023	1,325,599	1,607,088	8,922,063
Distributions reinvested	136,919	1,423,605	148,606	1,669,481	620,204	2,945,970	620,297	3,320,776
Redemptions	(189,090)	(1,956,570)	(245,776)	(2,800,219)	(552,524)	(2,739,972)	(513,591)	(2,696,766)
Net increase	78,830	818,864	427,484	4,964,800	336,703	1,531,597	1,713,794	9,546,073
Total net increase (decrease)	(4,703,832)	(48,869,611)	(52,588,311)	(512,055,355)	1,515,074	7,166,262	2,945,053	16,171,875
The accompanying Notes to Financial Statements are an integral part of this statement.
212	Variable Portfolio Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Core Bond Fund		Variable Portfolio – Partners Small Cap Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$50,156,286	$87,922,086	$(1,138,036)	$(3,250,292)
Net realized gain (loss)	31,232,913	(44,630,075)	11,847,286	99,512,024
Net change in unrealized appreciation (depreciation)	131,183,390	(41,958,024)	92,249,206	(120,953,431)
Net increase (decrease) in net assets resulting from operations	212,572,589	1,333,987	102,958,456	(24,691,699)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(87,417,075)	(117,628,688)	—	—
Class 2	(218,895)	(357,201)	—	—
Total distributions to shareholders	(87,635,970)	(117,985,889)	—	—
Increase (decrease) in net assets from capital stock activity	(33,993,566)	366,265,678	(9,646,680)	(39,391,540)
Total increase (decrease) in net assets	90,943,053	249,613,776	93,311,776	(64,083,239)
Net assets at beginning of period	3,544,592,882	3,294,979,106	587,763,558	651,846,797
Net assets at end of period	$3,635,535,935	$3,544,592,882	$681,075,334	$587,763,558

	Variable Portfolio – Partners Core Bond Fund				Variable Portfolio – Partners Small Cap Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,300,781	46,219,749	61,764,406	642,967,339	291,550	6,963,551	177,037	4,222,034
Distributions reinvested	8,027,279	87,417,075	11,354,120	117,628,688	—	—	—	—
Redemptions	(15,585,108)	(168,006,668)	(37,276,382)	(393,374,947)	(720,056)	(17,017,818)	(1,876,121)	(45,485,581)
Net increase (decrease)	(3,257,048)	(34,369,844)	35,842,144	367,221,080	(428,506)	(10,054,267)	(1,699,084)	(41,263,547)
Class 2
Subscriptions	51,481	553,861	104,763	1,109,840	33,240	773,348	119,580	2,831,930
Distributions reinvested	20,175	218,895	34,579	357,201	—	—	—	—
Redemptions	(37,176)	(396,478)	(230,570)	(2,422,443)	(15,755)	(365,761)	(40,563)	(959,923)
Net increase (decrease)	34,480	376,278	(91,228)	(955,402)	17,485	407,587	79,017	1,872,007
Total net increase (decrease)	(3,222,568)	(33,993,566)	35,750,916	366,265,678	(411,021)	(9,646,680)	(1,620,067)	(39,391,540)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	213

Financial Highlights
Columbia Variable Portfolio – U.S. Equities Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$19.79	0.09	3.01	3.10
Year Ended 12/31/2018	$23.02	0.11	(3.34)	(3.23)
Year Ended 12/31/2017	$20.81	0.11	2.10	2.21
Year Ended 12/31/2016	$17.69	0.07	3.05	3.12
Year Ended 12/31/2015	$18.88	0.08	(1.27)	(1.19)
Year Ended 12/31/2014	$18.29	(0.04)	0.63	0.59
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$19.37	0.07	2.93	3.00
Year Ended 12/31/2018	$22.58	0.05	(3.26)	(3.21)
Year Ended 12/31/2017	$20.46	0.06	2.06	2.12
Year Ended 12/31/2016	$17.44	0.03	2.99	3.02
Year Ended 12/31/2015	$18.67	(0.01)	(1.22)	(1.23)
Year Ended 12/31/2014	$18.12	(0.08)	0.63	0.55

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
214	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Variable Portfolio – U.S. Equities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$22.89	15.67%	0.86% (c)	0.86% (c)	0.85% (c)	43%	$936,721
Year Ended 12/31/2018	$19.79	(14.03%)	0.86%	0.86%	0.46%	80%	$831,256
Year Ended 12/31/2017	$23.02	10.62%	0.89%	0.89%	0.53%	87%	$1,040,129
Year Ended 12/31/2016	$20.81	17.64%	0.91%	0.91%	0.40%	103%	$1,110,559
Year Ended 12/31/2015	$17.69	(6.30%)	0.92%	0.92%	0.43%	98%	$1,393,433
Year Ended 12/31/2014	$18.88	3.23%	1.03%	0.96%	(0.24%)	10%	$331,643
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$22.37	15.49%	1.11% (c)	1.11% (c)	0.61% (c)	43%	$15,902
Year Ended 12/31/2018	$19.37	(14.22%)	1.11%	1.11%	0.21%	80%	$13,907
Year Ended 12/31/2017	$22.58	10.36%	1.14%	1.14%	0.30%	87%	$16,964
Year Ended 12/31/2016	$20.46	17.32%	1.16%	1.16%	0.16%	103%	$14,888
Year Ended 12/31/2015	$17.44	(6.59%)	1.20%	1.20%	(0.08%)	98%	$13,465
Year Ended 12/31/2014	$18.67	3.04%	1.29%	1.21%	(0.47%)	10%	$14,801
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	215

Financial Highlights
CTIVP® – American Century Diversified Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.65	0.17	0.61	0.78	(0.66)	—	(0.66)
Year Ended 12/31/2018	$11.15	0.37	(0.49)	(0.12)	(0.31)	(0.07)	(0.38)
Year Ended 12/31/2017	$10.95	0.30	0.23	0.53	(0.26)	(0.07)	(0.33)
Year Ended 12/31/2016	$10.76	0.27	0.13	0.40	(0.20)	(0.01)	(0.21)
Year Ended 12/31/2015	$11.05	0.23	(0.23)	0.00 (e)	(0.24)	(0.05)	(0.29)
Year Ended 12/31/2014	$10.60	0.23	0.41	0.64	(0.18)	(0.01)	(0.19)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.61	0.16	0.59	0.75	(0.63)	—	(0.63)
Year Ended 12/31/2018	$11.11	0.34	(0.49)	(0.15)	(0.28)	(0.07)	(0.35)
Year Ended 12/31/2017	$10.91	0.27	0.23	0.50	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2016	$10.72	0.24	0.13	0.37	(0.17)	(0.01)	(0.18)
Year Ended 12/31/2015	$11.01	0.20	(0.22)	(0.02)	(0.22)	(0.05)	(0.27)
Year Ended 12/31/2014	$10.56	0.20	0.41	0.61	(0.15)	(0.01)	(0.16)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
216	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – American Century Diversified Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.77	7.34%	0.50% (c),(d)	0.50% (c),(d)	3.16% (c)	37%	$1,992,046
Year Ended 12/31/2018	$10.65	(1.05%)	0.48% (d)	0.48% (d)	3.42%	136%	$1,992,309
Year Ended 12/31/2017	$11.15	4.89%	0.52%	0.52%	2.74%	142%	$3,933,591
Year Ended 12/31/2016	$10.95	3.66%	0.55%	0.55%	2.42%	170%	$4,086,952
Year Ended 12/31/2015	$10.76	0.05%	0.55%	0.55%	2.07%	223%	$4,256,477
Year Ended 12/31/2014	$11.05	6.06%	0.57%	0.56%	2.10%	214%	$3,199,340
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.73	7.10%	0.75% (c),(d)	0.75% (c),(d)	2.90% (c)	37%	$15,774
Year Ended 12/31/2018	$10.61	(1.31%)	0.73% (d)	0.73% (d)	3.17%	136%	$13,100
Year Ended 12/31/2017	$11.11	4.65%	0.77%	0.77%	2.50%	142%	$11,701
Year Ended 12/31/2016	$10.91	3.42%	0.80%	0.80%	2.18%	170%	$10,346
Year Ended 12/31/2015	$10.72	(0.20%)	0.80%	0.80%	1.83%	223%	$7,924
Year Ended 12/31/2014	$11.01	5.81%	0.82%	0.81%	1.85%	214%	$6,372
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	217

Financial Highlights
CTIVP® – AQR International Core Equity Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.70	0.22	1.04	1.26	(0.23)	(0.16)	(0.39)
Year Ended 12/31/2018	$11.92	0.25	(2.18)	(1.93)	(0.26)	(0.03)	(0.29)
Year Ended 12/31/2017	$9.91	0.20	2.02	2.22	(0.21)	—	(0.21)
Year Ended 12/31/2016	$10.48	0.20	(0.54)	(0.34)	(0.23)	—	(0.23)
Year Ended 12/31/2015	$10.99	0.15	(0.16)	(0.01)	(0.16)	(0.34)	(0.50)
Year Ended 12/31/2014	$12.99	0.23	(0.99)	(0.76)	(0.22)	(1.02)	(1.24)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.64	0.20	1.04	1.24	(0.21)	(0.16)	(0.37)
Year Ended 12/31/2018	$11.84	0.22	(2.16)	(1.94)	(0.23)	(0.03)	(0.26)
Year Ended 12/31/2017	$9.86	0.17	2.00	2.17	(0.19)	—	(0.19)
Year Ended 12/31/2016	$10.43	0.18	(0.54)	(0.36)	(0.21)	—	(0.21)
Year Ended 12/31/2015	$10.94	0.13	(0.16)	(0.03)	(0.14)	(0.34)	(0.48)
Year Ended 12/31/2014	$12.95	0.19	(0.99)	(0.80)	(0.19)	(1.02)	(1.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
218	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – AQR International Core Equity Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.57	13.03%	0.79% (c)	0.79% (c)	4.20% (c)	43%	$3,089,847
Year Ended 12/31/2018	$9.70	(16.53%)	0.83%	0.83%	2.23%	105%	$2,766,782
Year Ended 12/31/2017	$11.92	22.56%	0.92%	0.92%	1.79%	68%	$2,606,365
Year Ended 12/31/2016	$9.91	(3.24%)	0.97%	0.96%	2.04%	50%	$2,317,135
Year Ended 12/31/2015	$10.48	(0.41%)	0.97%	0.97%	1.37%	52%	$2,317,553
Year Ended 12/31/2014	$10.99	(6.73%)	0.99%	0.99%	1.86%	55%	$1,523,162
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.51	12.90%	1.04% (c)	1.04% (c)	3.95% (c)	43%	$7,971
Year Ended 12/31/2018	$9.64	(16.69%)	1.08%	1.08%	1.99%	105%	$6,925
Year Ended 12/31/2017	$11.84	22.14%	1.17%	1.17%	1.50%	68%	$8,554
Year Ended 12/31/2016	$9.86	(3.44%)	1.22%	1.21%	1.85%	50%	$6,722
Year Ended 12/31/2015	$10.43	(0.60%)	1.22%	1.22%	1.13%	52%	$7,749
Year Ended 12/31/2014	$10.94	(7.02%)	1.24%	1.24%	1.60%	55%	$4,652
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	219

Financial Highlights
CTIVP® – CenterSquare Real Estate Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$7.94	0.14	1.31	1.45	(0.17)	—	(0.17)
Year Ended 12/31/2018	$8.64	0.17	(0.64)	(0.47)	(0.16)	(0.07)	(0.23)
Year Ended 12/31/2017	$8.59	0.17	0.33	0.50	(0.19)	(0.26)	(0.45)
Year Ended 12/31/2016	$8.83	0.19	0.28 (d)	0.47	(0.17)	(0.54)	(0.71)
Year Ended 12/31/2015	$11.26	0.17	(0.31)	(0.14)	(0.76)	(1.53)	(2.29)
Year Ended 12/31/2014	$11.71	0.33	1.28	1.61	(0.27)	(1.79)	(2.06)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$7.89	0.13	1.30	1.43	(0.15)	—	(0.15)
Year Ended 12/31/2018	$8.59	0.15	(0.64)	(0.49)	(0.14)	(0.07)	(0.21)
Year Ended 12/31/2017	$8.54	0.15	0.32	0.47	(0.16)	(0.26)	(0.42)
Year Ended 12/31/2016	$8.78	0.16	0.29 (d)	0.45	(0.15)	(0.54)	(0.69)
Year Ended 12/31/2015	$11.20	0.15	(0.31)	(0.16)	(0.73)	(1.53)	(2.26)
Year Ended 12/31/2014	$11.66	0.30	1.27	1.57	(0.24)	(1.79)	(2.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
220	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – CenterSquare Real Estate Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.22	18.32%	0.77% (c)	0.77% (c)	3.15% (c)	28%	$476,162
Year Ended 12/31/2018	$7.94	(5.58%)	0.77%	0.77%	2.03%	51%	$402,354
Year Ended 12/31/2017	$8.64	6.01%	0.81%	0.81%	2.00%	72%	$426,287
Year Ended 12/31/2016	$8.59	5.02%	0.89%	0.88%	2.16%	83%	$402,023
Year Ended 12/31/2015	$8.83	(0.99%)	1.07%	1.01%	1.72%	27%	$188,580
Year Ended 12/31/2014	$11.26	14.14%	1.05%	0.90%	2.81%	25%	$214,639
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.17	18.17%	1.02% (c)	1.02% (c)	2.89% (c)	28%	$27,620
Year Ended 12/31/2018	$7.89	(5.85%)	1.02%	1.02%	1.76%	51%	$24,164
Year Ended 12/31/2017	$8.59	5.74%	1.06%	1.06%	1.76%	72%	$27,353
Year Ended 12/31/2016	$8.54	4.76%	1.17%	1.15%	1.82%	83%	$25,298
Year Ended 12/31/2015	$8.78	(1.21%)	1.32%	1.26%	1.53%	27%	$22,032
Year Ended 12/31/2014	$11.20	13.81%	1.30%	1.15%	2.60%	25%	$17,893
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	221

Financial Highlights
CTIVP® – DFA International Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.17	0.23	0.58	0.81	(0.30)	(0.29)	(0.59)
Year Ended 12/31/2018	$11.47	0.29	(2.23)	(1.94)	(0.31)	(0.05)	(0.36)
Year Ended 12/31/2017	$9.34	0.26	2.09	2.35	(0.22)	—	(0.22)
Year Ended 12/31/2016	$8.91	0.25	0.46	0.71	(0.24)	(0.04)	(0.28)
Year Ended 12/31/2015	$10.03	0.22	(0.92)	(0.70)	(0.21)	(0.21)	(0.42)
Year Ended 12/31/2014	$11.55	0.28	(1.06)	(0.78)	(0.28)	(0.46)	(0.74)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.15	0.22	0.57	0.79	(0.28)	(0.29)	(0.57)
Year Ended 12/31/2018	$11.44	0.26	(2.22)	(1.96)	(0.28)	(0.05)	(0.33)
Year Ended 12/31/2017	$9.33	0.23	2.08	2.31	(0.20)	—	(0.20)
Year Ended 12/31/2016	$8.90	0.22	0.47	0.69	(0.22)	(0.04)	(0.26)
Year Ended 12/31/2015	$10.01	0.20	(0.92)	(0.72)	(0.18)	(0.21)	(0.39)
Year Ended 12/31/2014	$11.53	0.25	(1.06)	(0.81)	(0.25)	(0.46)	(0.71)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
222	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – DFA International Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.39	8.89%	0.89% (c),(d)	0.88% (c),(d)	4.72% (c)	6%	$821,983
Year Ended 12/31/2018	$9.17	(17.30%)	0.83%	0.83%	2.70%	16%	$821,718
Year Ended 12/31/2017	$11.47	25.44%	0.86%	0.86%	2.48%	9%	$1,759,557
Year Ended 12/31/2016	$9.34	8.33%	0.91% (e)	0.91% (e)	2.89%	17%	$2,000,961
Year Ended 12/31/2015	$8.91	(7.40%)	0.98%	0.98%	2.25%	12%	$1,987,543
Year Ended 12/31/2014	$10.03	(7.46%)	0.99%	0.89%	2.50%	13%	$1,508,393
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.37	8.70%	1.14% (c),(d)	1.13% (c),(d)	4.57% (c)	6%	$22,053
Year Ended 12/31/2018	$9.15	(17.48%)	1.09%	1.09%	2.41%	16%	$19,537
Year Ended 12/31/2017	$11.44	25.02%	1.11%	1.11%	2.18%	9%	$20,666
Year Ended 12/31/2016	$9.33	8.08%	1.16% (e)	1.16% (e)	2.52%	17%	$12,345
Year Ended 12/31/2015	$8.90	(7.56%)	1.23%	1.23%	2.06%	12%	$10,494
Year Ended 12/31/2014	$10.01	(7.71%)	1.24%	1.14%	2.25%	13%	$6,751
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	223

Financial Highlights
CTIVP® – Los Angeles Capital Large Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$26.28	0.07	5.25	5.32
Year Ended 12/31/2018	$26.55	0.10	(0.37)	(0.27)
Year Ended 12/31/2017	$20.25	0.11	6.19	6.30
Year Ended 12/31/2016	$20.75	0.02	(0.52)	(0.50)
Year Ended 12/31/2015	$19.54	(0.00) (d)	1.21	1.21
Year Ended 12/31/2014	$17.70	(0.00) (d)	1.84	1.84
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$25.71	0.04	5.12	5.16
Year Ended 12/31/2018	$26.04	0.03	(0.36)	(0.33)
Year Ended 12/31/2017	$19.91	0.04	6.09	6.13
Year Ended 12/31/2016	$20.44	(0.03)	(0.50)	(0.53)
Year Ended 12/31/2015	$19.31	(0.05)	1.18	1.13
Year Ended 12/31/2014	$17.53	(0.05)	1.83	1.78

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
224	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$31.60	20.24%	0.69% (c)	0.69% (c)	0.51% (c)	40%	$1,855,432
Year Ended 12/31/2018	$26.28	(1.02%)	0.69%	0.69%	0.36%	95%	$1,569,200
Year Ended 12/31/2017	$26.55	31.11%	0.73%	0.73%	0.44%	145%	$1,593,067
Year Ended 12/31/2016	$20.25	(2.41%)	0.77%	0.77%	0.10%	91%	$972,895
Year Ended 12/31/2015	$20.75	6.19%	0.76%	0.76%	(0.01%)	64%	$1,453,564
Year Ended 12/31/2014	$19.54	10.40%	0.76%	0.76%	(0.02%)	71%	$1,522,909
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$30.87	20.07%	0.94% (c)	0.94% (c)	0.26% (c)	40%	$13,552
Year Ended 12/31/2018	$25.71	(1.27%)	0.94%	0.94%	0.12%	95%	$11,330
Year Ended 12/31/2017	$26.04	30.79%	0.98%	0.98%	0.17%	145%	$9,829
Year Ended 12/31/2016	$19.91	(2.59%)	1.02%	1.02%	(0.15%)	91%	$7,076
Year Ended 12/31/2015	$20.44	5.85%	1.01%	1.01%	(0.26%)	64%	$6,258
Year Ended 12/31/2014	$19.31	10.15%	1.01%	1.01%	(0.27%)	71%	$4,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	225

Financial Highlights
CTIVP® – MFS® Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$22.46	0.13	4.02	4.15
Year Ended 12/31/2018	$24.96	0.50	(3.00)	(2.50)
Year Ended 12/31/2017	$21.22	0.42	3.32	3.74
Year Ended 12/31/2016	$18.61	0.37	2.24	2.61
Year Ended 12/31/2015	$18.75	0.59 (e)	(0.73)	(0.14)
Year Ended 12/31/2014	$16.99	0.31	1.45	1.76
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$21.99	0.11	3.92	4.03
Year Ended 12/31/2018	$24.50	0.44	(2.95)	(2.51)
Year Ended 12/31/2017	$20.88	0.35	3.27	3.62
Year Ended 12/31/2016	$18.36	0.33	2.19	2.52
Year Ended 12/31/2015	$18.54	0.59 (f)	(0.77)	(0.18)
Year Ended 12/31/2014	$16.84	0.26	1.44	1.70

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
226	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – MFS® Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$26.61	18.48%	0.70% (c),(d)	0.70% (c),(d)	1.06% (c)	7%	$1,549,736
Year Ended 12/31/2018	$22.46	(10.02%)	0.69% (d)	0.69% (d)	2.00%	8%	$1,588,214
Year Ended 12/31/2017	$24.96	17.62%	0.71%	0.71%	1.84%	13%	$2,203,985
Year Ended 12/31/2016	$21.22	14.03%	0.74%	0.74%	1.89%	23%	$1,995,300
Year Ended 12/31/2015	$18.61	(0.75%)	0.73%	0.73%	3.14%	16%	$1,925,986
Year Ended 12/31/2014	$18.75	10.36%	0.73%	0.73%	1.75%	13%	$2,364,990
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$26.02	18.33%	0.95% (c),(d)	0.95% (c),(d)	0.89% (c)	7%	$54,208
Year Ended 12/31/2018	$21.99	(10.25%)	0.94% (d)	0.94% (d)	1.80%	8%	$45,033
Year Ended 12/31/2017	$24.50	17.34%	0.96%	0.96%	1.57%	13%	$49,410
Year Ended 12/31/2016	$20.88	13.73%	1.00%	1.00%	1.71%	23%	$33,917
Year Ended 12/31/2015	$18.36	(0.97%)	0.99%	0.99%	3.15%	16%	$19,747
Year Ended 12/31/2014	$18.54	10.09%	0.98%	0.98%	1.48%	13%	$13,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	227

Financial Highlights
CTIVP® – Morgan Stanley Advantage Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$27.97	(0.00) (c)	7.62	7.62
Year Ended 12/31/2018	$27.18	0.02	0.77	0.79
Year Ended 12/31/2017	$20.50	(0.01)	6.69	6.68
Year Ended 12/31/2016	$19.85	0.08	0.57	0.65
Year Ended 12/31/2015	$18.60	0.71 (e)	0.54	1.25
Year Ended 12/31/2014	$17.33	0.05	1.22	1.27
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$27.37	(0.04)	7.46	7.42
Year Ended 12/31/2018	$26.67	(0.06)	0.76	0.70
Year Ended 12/31/2017	$20.17	(0.06)	6.56	6.50
Year Ended 12/31/2016	$19.57	0.03	0.57	0.60
Year Ended 12/31/2015	$18.39	0.59 (f)	0.59	1.18
Year Ended 12/31/2014	$17.18	0.00 (c)	1.21	1.21

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.64 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.57 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
228	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – Morgan Stanley Advantage Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$35.59	27.24%	0.66% (d)	0.66% (d)	(0.02%) (d)	51%	$2,374,092
Year Ended 12/31/2018	$27.97	2.91%	0.67%	0.67%	0.07%	71%	$1,893,796
Year Ended 12/31/2017	$27.18	32.58%	0.72%	0.72%	(0.03%)	68%	$1,804,566
Year Ended 12/31/2016	$20.50	3.27%	0.78%	0.78%	0.42%	130%	$1,063,778
Year Ended 12/31/2015	$19.85	6.72%	0.76%	0.76%	3.63%	27%	$1,209,405
Year Ended 12/31/2014	$18.60	7.33%	0.76%	0.76%	0.27%	18%	$1,374,918
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$34.79	27.11%	0.91% (d)	0.91% (d)	(0.27%) (d)	51%	$18,252
Year Ended 12/31/2018	$27.37	2.62%	0.92%	0.92%	(0.19%)	71%	$13,254
Year Ended 12/31/2017	$26.67	32.23%	0.97%	0.97%	(0.28%)	68%	$9,269
Year Ended 12/31/2016	$20.17	3.07%	1.03%	1.03%	0.16%	130%	$6,769
Year Ended 12/31/2015	$19.57	6.42%	1.01%	1.01%	3.08%	27%	$7,758
Year Ended 12/31/2014	$18.39	7.04%	1.01%	1.01%	0.03%	18%	$5,944
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	229

Financial Highlights
CTIVP® – T. Rowe Price Large Cap Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$20.69	0.25	3.07	3.32
Year Ended 12/31/2018	$22.81	0.44	(2.56)	(2.12)
Year Ended 12/31/2017	$19.62	0.37	2.82	3.19
Year Ended 12/31/2016	$17.16	0.41	2.05	2.46
Year Ended 12/31/2015	$18.69	0.42	(1.95)	(1.53)
Year Ended 12/31/2014	$17.03	0.38	1.28	1.66
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$20.25	0.22	3.00	3.22
Year Ended 12/31/2018	$22.38	0.38	(2.51)	(2.13)
Year Ended 12/31/2017	$19.30	0.31	2.77	3.08
Year Ended 12/31/2016	$16.92	0.36	2.02	2.38
Year Ended 12/31/2015	$18.48	0.37	(1.93)	(1.56)
Year Ended 12/31/2014	$16.87	0.33	1.28	1.61

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
230	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$24.01	16.05%	0.70% (c)	0.70% (c)	2.23% (c)	17%	$1,965,997
Year Ended 12/31/2018	$20.69	(9.30%)	0.67%	0.67%	1.91%	20%	$1,939,941
Year Ended 12/31/2017	$22.81	16.26%	0.70%	0.70%	1.75%	32%	$2,481,560
Year Ended 12/31/2016	$19.62	14.34%	0.75%	0.75%	2.30%	108%	$2,168,289
Year Ended 12/31/2015	$17.16	(8.19%)	0.75%	0.75%	2.32%	59%	$1,894,441
Year Ended 12/31/2014	$18.69	9.75%	0.74%	0.74%	2.10%	32%	$2,105,199
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$23.47	15.90%	0.95% (c)	0.95% (c)	2.00% (c)	17%	$24,062
Year Ended 12/31/2018	$20.25	(9.52%)	0.92%	0.92%	1.70%	20%	$20,084
Year Ended 12/31/2017	$22.38	15.96%	0.94%	0.94%	1.52%	32%	$17,050
Year Ended 12/31/2016	$19.30	14.07%	1.00%	1.00%	2.05%	108%	$10,555
Year Ended 12/31/2015	$16.92	(8.44%)	1.00%	1.00%	2.06%	59%	$8,459
Year Ended 12/31/2014	$18.48	9.54%	0.99%	0.99%	1.85%	32%	$9,505
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	231

Financial Highlights
CTIVP® – TCW Core Plus Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.38	0.15	0.51	0.66	(0.30)	—	(0.30)
Year Ended 12/31/2018	$10.62	0.27	(0.27)	0.00	(0.22)	(0.02)	(0.24)
Year Ended 12/31/2017	$10.48	0.21	0.14	0.35	(0.17)	(0.04)	(0.21)
Year Ended 12/31/2016	$10.40	0.17	0.08	0.25	(0.13)	(0.04)	(0.17)
Year Ended 12/31/2015	$10.47	0.14	(0.12)	0.02	(0.09)	(0.00) (d)	(0.09)
Year Ended 12/31/2014	$10.02	0.16	0.36	0.52	(0.07)	—	(0.07)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.35	0.14	0.50	0.64	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.58	0.25	(0.26)	(0.01)	(0.20)	(0.02)	(0.22)
Year Ended 12/31/2017	$10.44	0.18	0.15	0.33	(0.15)	(0.04)	(0.19)
Year Ended 12/31/2016	$10.36	0.15	0.08	0.23	(0.11)	(0.04)	(0.15)
Year Ended 12/31/2015	$10.43	0.12	(0.13)	(0.01)	(0.06)	(0.00) (d)	(0.06)
Year Ended 12/31/2014	$9.99	0.14	0.34	0.48	(0.04)	—	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
232	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – TCW Core Plus Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.74	6.33%	0.49% (c)	0.49% (c)	2.90% (c)	92%	$2,766,043
Year Ended 12/31/2018	$10.38	0.06%	0.49%	0.49%	2.61%	178%	$2,714,909
Year Ended 12/31/2017	$10.62	3.40%	0.52%	0.52%	1.97%	281%	$2,979,922
Year Ended 12/31/2016	$10.48	2.41%	0.56%	0.55%	1.61%	276%	$3,079,179
Year Ended 12/31/2015	$10.40	0.19%	0.58%	0.56%	1.35%	351%	$3,154,641
Year Ended 12/31/2014	$10.47	5.15%	0.60%	0.58%	1.57%	448%	$2,130,226
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.72	6.20%	0.74% (c)	0.74% (c)	2.65% (c)	92%	$9,406
Year Ended 12/31/2018	$10.35	(0.10%)	0.74%	0.74%	2.38%	178%	$7,961
Year Ended 12/31/2017	$10.58	3.15%	0.77%	0.77%	1.73%	281%	$7,071
Year Ended 12/31/2016	$10.44	2.17%	0.81%	0.80%	1.38%	276%	$6,052
Year Ended 12/31/2015	$10.36	(0.06%)	0.83%	0.81%	1.10%	351%	$4,137
Year Ended 12/31/2014	$10.43	4.81%	0.85%	0.83%	1.33%	448%	$3,147
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	233

Financial Highlights
CTIVP® – Wells Fargo Short Duration Government Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.03	0.13	0.12	0.25	(0.11)	—	(0.11)
Year Ended 12/31/2018	$10.06	0.20	(0.10)	0.10	(0.13)	—	(0.13)
Year Ended 12/31/2017	$10.08	0.12	(0.04)	0.08	(0.10)	(0.00) (d)	(0.10)
Year Ended 12/31/2016	$10.11	0.09	0.02	0.11	(0.10)	(0.04)	(0.14)
Year Ended 12/31/2015	$10.18	0.07	(0.04)	0.03	(0.10)	—	(0.10)
Year Ended 12/31/2014	$10.14	0.05	0.04	0.09	(0.05)	—	(0.05)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.99	0.12	0.11	0.23	(0.08)	—	(0.08)
Year Ended 12/31/2018	$10.01	0.17	(0.09)	0.08	(0.10)	—	(0.10)
Year Ended 12/31/2017	$10.04	0.09	(0.05)	0.04	(0.07)	(0.00) (d)	(0.07)
Year Ended 12/31/2016	$10.07	0.06	0.02	0.08	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$10.14	0.04	(0.03)	0.01	(0.08)	—	(0.08)
Year Ended 12/31/2014	$10.09	0.03	0.04	0.07	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
234	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – Wells Fargo Short Duration Government Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.17	2.46%	0.43% (c)	0.43% (c)	2.60% (c)	342%	$1,964,384
Year Ended 12/31/2018	$10.03	0.96%	0.44%	0.44%	1.97%	414%	$1,944,337
Year Ended 12/31/2017	$10.06	0.80%	0.47%	0.47%	1.15%	290%	$956,370
Year Ended 12/31/2016	$10.08	1.03%	0.56%	0.55%	0.86%	343%	$1,056,643
Year Ended 12/31/2015	$10.11	0.32%	0.60%	0.60%	0.64%	375%	$1,197,705
Year Ended 12/31/2014	$10.18	0.86%	0.59%	0.59%	0.54%	445%	$2,321,423
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.14	2.32%	0.68% (c)	0.68% (c)	2.35% (c)	342%	$28,295
Year Ended 12/31/2018	$9.99	0.81%	0.69%	0.69%	1.68%	414%	$25,361
Year Ended 12/31/2017	$10.01	0.45%	0.72%	0.72%	0.91%	290%	$22,203
Year Ended 12/31/2016	$10.04	0.78%	0.80%	0.80%	0.63%	343%	$22,083
Year Ended 12/31/2015	$10.07	0.07%	0.86%	0.85%	0.40%	375%	$13,574
Year Ended 12/31/2014	$10.14	0.71%	0.84%	0.84%	0.31%	445%	$6,479
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	235

Financial Highlights
CTIVP® – Westfield Mid Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$22.64	(0.00) (c)	6.29	6.29
Year Ended 12/31/2018	$23.43	0.01	(0.80)	(0.79)
Year Ended 12/31/2017	$19.06	0.01	4.36	4.37
Year Ended 12/31/2016	$18.38	(0.02)	0.70	0.68
Year Ended 12/31/2015	$18.90	(0.04)	(0.48) (e)	(0.52)
Year Ended 12/31/2014	$17.28	(0.02)	1.64	1.62
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$22.13	(0.04)	6.15	6.11
Year Ended 12/31/2018	$22.96	(0.05)	(0.78)	(0.83)
Year Ended 12/31/2017	$18.72	(0.04)	4.28	4.24
Year Ended 12/31/2016	$18.10	(0.07)	0.69	0.62
Year Ended 12/31/2015	$18.66	(0.08)	(0.48) (e)	(0.56)
Year Ended 12/31/2014	$17.11	(0.03)	1.58	1.55

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
236	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – Westfield Mid Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$28.93	27.78%	0.83% (d)	0.83% (d)	(0.03%) (d)	36%	$613,856
Year Ended 12/31/2018	$22.64	(3.37%)	0.84%	0.84%	0.05%	72%	$491,881
Year Ended 12/31/2017	$23.43	22.93%	0.87%	0.87%	0.04%	121%	$515,408
Year Ended 12/31/2016	$19.06	3.70%	0.90%	0.88%	(0.11%)	36%	$411,066
Year Ended 12/31/2015	$18.38	(2.75%)	0.89%	0.88%	(0.20%)	34%	$217,012
Year Ended 12/31/2014	$18.90	9.37%	0.88%	0.86%	(0.13%)	42%	$681,556
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$28.24	27.61%	1.08% (d)	1.08% (d)	(0.28%) (d)	36%	$23,261
Year Ended 12/31/2018	$22.13	(3.61%)	1.09%	1.09%	(0.20%)	72%	$18,181
Year Ended 12/31/2017	$22.96	22.65%	1.12%	1.12%	(0.21%)	121%	$19,303
Year Ended 12/31/2016	$18.72	3.43%	1.15%	1.13%	(0.38%)	36%	$13,635
Year Ended 12/31/2015	$18.10	(3.00%)	1.15%	1.13%	(0.42%)	34%	$12,750
Year Ended 12/31/2014	$18.66	9.06%	1.13%	1.12%	(0.19%)	42%	$7,891
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	237

Financial Highlights
CTIVP® – William Blair International Leaders Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$9.46	0.09	1.44	1.53	(0.12)	(0.36)	(0.48)
Year Ended 12/31/2018	$12.29	0.11	(2.35)	(2.24)	(0.12)	(0.47)	(0.59)
Year Ended 12/31/2017	$10.70	0.11	2.65	2.76	(0.09)	(1.08)	(1.17)
Year Ended 12/31/2016	$11.36	0.15	(0.54)	(0.39)	(0.15)	(0.12)	(0.27)
Year Ended 12/31/2015	$12.46	0.17	(0.41)	(0.24)	(0.17)	(0.69)	(0.86)
Year Ended 12/31/2014	$13.63	0.20	(0.11)	0.09	(0.24)	(1.02)	(1.26)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$9.42	0.08	1.42	1.50	(0.10)	(0.36)	(0.46)
Year Ended 12/31/2018	$12.24	0.07	(2.32)	(2.25)	(0.10)	(0.47)	(0.57)
Year Ended 12/31/2017	$10.66	0.08	2.64	2.72	(0.06)	(1.08)	(1.14)
Year Ended 12/31/2016	$11.32	0.12	(0.53)	(0.41)	(0.13)	(0.12)	(0.25)
Year Ended 12/31/2015	$12.42	0.13	(0.40)	(0.27)	(0.14)	(0.69)	(0.83)
Year Ended 12/31/2014	$13.60	0.16	(0.11)	0.05	(0.21)	(1.02)	(1.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
238	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – William Blair International Leaders Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.51	16.19%	0.94% (c)	0.92% (c)	1.70% (c)	89%	$831,221
Year Ended 12/31/2018	$9.46	(18.95%)	0.91%	0.91%	0.92%	19%	$793,614
Year Ended 12/31/2017	$12.29	26.87%	0.95%	0.95%	0.93%	22%	$1,682,196
Year Ended 12/31/2016	$10.70	(3.47%)	0.96%	0.96%	1.37%	94%	$2,270,612
Year Ended 12/31/2015	$11.36	(2.27%)	0.97%	0.97%	1.38%	19%	$2,299,811
Year Ended 12/31/2014	$12.46	0.19%	0.98%	0.98%	1.53%	23%	$2,116,606
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.46	15.94%	1.19% (c)	1.17% (c)	1.48% (c)	89%	$33,820
Year Ended 12/31/2018	$9.42	(19.10%)	1.17%	1.17%	0.64%	19%	$29,694
Year Ended 12/31/2017	$12.24	26.56%	1.20%	1.20%	0.67%	22%	$33,356
Year Ended 12/31/2016	$10.66	(3.66%)	1.21%	1.21%	1.11%	94%	$21,570
Year Ended 12/31/2015	$11.32	(2.54%)	1.22%	1.22%	1.09%	19%	$20,973
Year Ended 12/31/2014	$12.42	(0.08%)	1.23%	1.23%	1.23%	23%	$12,163
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	239

Financial Highlights
Variable Portfolio – Columbia Wanger International Equities Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$4.45	0.04	0.71	0.75	(0.02)	(0.35)	(0.37)
Year Ended 12/31/2018	$5.86	0.05	(1.00)	(0.95)	(0.13)	(0.33)	(0.46)
Year Ended 12/31/2017	$4.91	0.05	1.47	1.52	(0.05)	(0.52)	(0.57)
Year Ended 12/31/2016	$11.06	0.07	0.15	0.22	(0.15)	(6.22)	(6.37)
Year Ended 12/31/2015	$12.41	0.14	(0.25) (d)	(0.11)	(0.20)	(1.04)	(1.24)
Year Ended 12/31/2014	$14.10	0.15	(0.60)	(0.45)	(0.32)	(0.92)	(1.24)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$4.44	0.03	0.70	0.73	(0.01)	(0.35)	(0.36)
Year Ended 12/31/2018	$5.83	0.04	(0.99)	(0.95)	(0.11)	(0.33)	(0.44)
Year Ended 12/31/2017	$4.90	0.03	1.47	1.50	(0.05)	(0.52)	(0.57)
Year Ended 12/31/2016	$11.05	0.05	0.15	0.20	(0.13)	(6.22)	(6.35)
Year Ended 12/31/2015	$12.40	0.09	(0.23) (d)	(0.14)	(0.17)	(1.04)	(1.21)
Year Ended 12/31/2014	$14.09	0.12	(0.59)	(0.47)	(0.30)	(0.92)	(1.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
240	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Columbia Wanger International Equities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$4.83	16.85%	1.15% (c)	1.08% (c)	1.60% (c)	25%	$79,600
Year Ended 12/31/2018	$4.45	(17.42%)	1.22%	1.11%	1.00%	56%	$68,137
Year Ended 12/31/2017	$5.86	32.36%	1.29%	1.15%	0.84%	65%	$82,442
Year Ended 12/31/2016	$4.91	(0.57%)	1.24%	1.11%	0.81%	92%	$62,245
Year Ended 12/31/2015	$11.06	(1.39%)	1.14%	1.11%	1.15%	59%	$259,889
Year Ended 12/31/2014	$12.41	(3.86%)	1.09%	1.00%	1.11%	32%	$678,682
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$4.81	16.61%	1.40% (c)	1.33% (c)	1.34% (c)	25%	$42,013
Year Ended 12/31/2018	$4.44	(17.46%)	1.47%	1.36%	0.75%	56%	$37,280
Year Ended 12/31/2017	$5.83	31.93%	1.54%	1.40%	0.59%	65%	$39,010
Year Ended 12/31/2016	$4.90	(0.78%)	1.54%	1.36%	0.72%	92%	$24,465
Year Ended 12/31/2015	$11.05	(1.64%)	1.42%	1.36%	0.76%	59%	$22,960
Year Ended 12/31/2014	$12.40	(4.05%)	1.34%	1.25%	0.86%	32%	$19,279
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	241

Financial Highlights
Variable Portfolio – Partners Core Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.52	0.15	0.50	0.65	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.94	0.29	(0.31)	(0.02)	(0.27)	(0.13)	(0.40)
Year Ended 12/31/2017	$10.82	0.26	0.12	0.38	(0.25)	(0.01)	(0.26)
Year Ended 12/31/2016	$10.80	0.25	0.02	0.27	(0.23)	(0.02)	(0.25)
Year Ended 12/31/2015	$10.94	0.24	(0.14)	0.10	(0.21)	(0.03)	(0.24)
Year Ended 12/31/2014	$10.61	0.24	0.32	0.56	(0.22)	(0.01)	(0.23)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.47	0.14	0.49	0.63	(0.24)	—	(0.24)
Year Ended 12/31/2018	$10.89	0.26	(0.30)	(0.04)	(0.25)	(0.13)	(0.38)
Year Ended 12/31/2017	$10.77	0.23	0.13	0.36	(0.23)	(0.01)	(0.24)
Year Ended 12/31/2016	$10.75	0.22	0.03	0.25	(0.21)	(0.02)	(0.23)
Year Ended 12/31/2015	$10.90	0.21	(0.15)	0.06	(0.18)	(0.03)	(0.21)
Year Ended 12/31/2014	$10.57	0.21	0.33	0.54	(0.20)	(0.01)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
242	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Partners Core Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.90	6.17%	0.48% (c)	0.48% (c)	2.86% (c)	167%	$3,625,518
Year Ended 12/31/2018	$10.52	(0.09%)	0.49%	0.49%	2.75%	309%	$3,535,290
Year Ended 12/31/2017	$10.94	3.58%	0.52%	0.52%	2.39%	240%	$3,284,310
Year Ended 12/31/2016	$10.82	2.48%	0.56%	0.56%	2.27%	17%	$3,343,966
Year Ended 12/31/2015	$10.80	0.88%	0.57%	0.56%	2.18%	20%	$3,363,421
Year Ended 12/31/2014	$10.94	5.35%	0.57%	0.56%	2.23%	11%	$2,940,311
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.86	6.04%	0.73% (c)	0.73% (c)	2.61% (c)	167%	$10,018
Year Ended 12/31/2018	$10.47	(0.35%)	0.74%	0.74%	2.50%	309%	$9,303
Year Ended 12/31/2017	$10.89	3.34%	0.77%	0.77%	2.15%	240%	$10,669
Year Ended 12/31/2016	$10.77	2.23%	0.82%	0.81%	2.03%	17%	$10,146
Year Ended 12/31/2015	$10.75	0.54%	0.82%	0.81%	1.94%	20%	$6,999
Year Ended 12/31/2014	$10.90	5.11%	0.82%	0.81%	1.98%	11%	$5,070
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	243

Financial Highlights
Variable Portfolio – Partners Small Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$20.93	(0.04)	3.73	3.69
Year Ended 12/31/2018	$21.95	(0.11)	(0.91)	(1.02)
Year Ended 12/31/2017	$18.48	(0.08)	3.55	3.47
Year Ended 12/31/2016	$17.33	(0.04)	1.19	1.15
Year Ended 12/31/2015	$18.25	(0.04)	(0.88)	(0.92)
Year Ended 12/31/2014	$18.30	(0.08)	0.03	(0.05)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$20.48	(0.07)	3.65	3.58
Year Ended 12/31/2018	$21.53	(0.17)	(0.88)	(1.05)
Year Ended 12/31/2017	$18.17	(0.13)	3.49	3.36
Year Ended 12/31/2016	$17.08	(0.08)	1.17	1.09
Year Ended 12/31/2015	$18.04	(0.08)	(0.88)	(0.96)
Year Ended 12/31/2014	$18.13	(0.12)	0.03	(0.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
244	Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Partners Small Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$24.62	17.63%	0.88% (c)	0.86% (c)	(0.35%) (c)	62%	$670,818
Year Ended 12/31/2018	$20.93	(4.65%)	0.87%	0.86%	(0.46%)	113%	$579,389
Year Ended 12/31/2017	$21.95	18.78%	0.91%	0.91%	(0.42%)	114%	$644,746
Year Ended 12/31/2016	$18.48	6.64%	0.98%	0.94%	(0.25%)	90%	$611,339
Year Ended 12/31/2015	$17.33	(5.04%)	1.02%	0.96%	(0.20%)	63%	$609,772
Year Ended 12/31/2014	$18.25	(0.27%)	1.02%	0.96%	(0.46%)	43%	$536,791
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$24.06	17.48%	1.13% (c)	1.11% (c)	(0.60%) (c)	62%	$10,257
Year Ended 12/31/2018	$20.48	(4.88%)	1.12%	1.11%	(0.70%)	113%	$8,375
Year Ended 12/31/2017	$21.53	18.49%	1.16%	1.16%	(0.67%)	114%	$7,101
Year Ended 12/31/2016	$18.17	6.38%	1.23%	1.19%	(0.50%)	90%	$5,031
Year Ended 12/31/2015	$17.08	(5.32%)	1.27%	1.21%	(0.46%)	63%	$4,734
Year Ended 12/31/2014	$18.04	(0.50%)	1.27%	1.21%	(0.70%)	43%	$3,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2019	245

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – U.S. Equities Fund; CTIVP® – American Century Diversified Bond Fund; CTIVP® – AQR International Core Equity Fund; CTIVP® – CenterSquare Real Estate Fund; CTIVP® – DFA International Value Fund; CTIVP® – Los Angeles Capital Large Cap Growth Fund; CTIVP® – MFS® Value Fund; CTIVP® – Morgan Stanley Advantage Fund; CTIVP® – T. Rowe Price Large Cap Value Fund; CTIVP® – TCW Core Plus Bond Fund; CTIVP® – Wells Fargo Short Duration Government Fund; CTIVP® – Westfield Mid Cap Growth Fund; CTIVP® – William Blair International Leaders Fund (formerly CTIVP® – Oppenheimer International Growth Fund); Variable Portfolio – Columbia Wanger International Equities Fund; Variable Portfolio – Partners Core Bond Fund; and Variable Portfolio – Partners Small Cap Growth Fund. Effective May 20, 2019, CTIVP® – Oppenheimer International Growth Fund was renamed CTIVP® – William Blair International Leaders Fund.
Each Fund currently operates as a diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Variable Portfolio Funds | Semiannual Report 2019	247

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	CTIVP® — American Century Diversified Bond Fund and CTIVP® — TCW Core Plus Bond Fund
To shift foreign currency exposure back to U.S. dollars	CTIVP® — American Century Diversified Bond Fund and CTIVP® — TCW Core Plus Bond Fund
To shift investment exposure from one currency to another	CTIVP® — American Century Diversified Bond Fund
To generate total return through long and short currency positions versus the U.S. dollar	CTIVP® — American Century Diversified Bond Fund
To generate interest rate differential yield	CTIVP® — American Century Diversified Bond Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To produce incremental earnings	CTIVP® — TCW Core Plus Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	CTIVP® — American Century Diversified Bond Fund, CTIVP® — TCW Core Plus Bond Fund and CTIVP® — Wells Fargo Short Duration Government Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — U.S. Equities Fund, CTIVP® — AQR International Core Equity Fund and Variable Portfolio - Columbia Wanger International Equities Fund
To manage exposure to movements in interest rates	CTIVP® — American Century Diversified Bond Fund and CTIVP® — TCW Core Plus Bond Fund
Variable Portfolio Funds | Semiannual Report 2019	249

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	CTIVP® — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure	CTIVP® — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a credit sector	CTIVP® — American Century Diversified Bond Fund
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – U.S. Equities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	255,773*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2019	251

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	451,184

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	301,441
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	7,836,815

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
CTIVP® – American Century Diversified Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,534,630
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,481,144*
Total		8,015,774

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,171,611
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	77,553*
Total		4,249,164

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
252	Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	475,341	475,341
Foreign exchange risk	(2,172,095)	—	—	(2,172,095)
Interest rate risk	—	8,280,756	—	8,280,756
Total	(2,172,095)	8,280,756	475,341	6,584,002

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	160,530	160,530
Foreign exchange risk	1,618,845	—	—	1,618,845
Interest rate risk	—	130,940	—	130,940
Total	1,618,845	130,940	160,530	1,910,315
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	374,970,586*
Futures contracts — short	11,461,156*
Credit default swap contracts — buy protection	12,250,000*
Credit default swap contracts — sell protection	3,212,514**

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,470,784	(2,493,181)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2019.
CTIVP® – AQR International Core Equity Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,435,781*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2019	253

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,706,612

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,214,324
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	54,520,470

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
CTIVP® – TCW Core Plus Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,584,376*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
254	Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(1,175,814)	—	(1,175,814)
Interest rate risk	—	10,843,052	10,843,052
Total	(1,175,814)	10,843,052	9,667,238

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	767,702	—	767,702
Interest rate risk	—	(1,193,007)	(1,193,007)
Total	767,702	(1,193,007)	(425,305)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	504,855,165

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	—	(45,384)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2019.
CTIVP® – Wells Fargo Short Duration Government Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,437,204*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,571,958*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2019	255

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(887,620)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,661,771
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	518,740,630
Futures contracts — short	144,830,805

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Variable Portfolio – Columbia Wanger International Equities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	36,240*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(169,297)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	36,240
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	586,165

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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
CTIVP® – American Century Diversified Bond Fund
	Goldman Sachs ($)	JPMorgan ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	3,350,857	222,553	961,220	4,534,630
Liabilities
Forward foreign currency exchange contracts	2,452,094	82,831	1,636,686	4,171,611
Total financial and derivative net assets	898,763	139,722	(675,466)	363,019
Total collateral received (pledged) (a)	610,000	-	-	610,000
Net amount (b)	288,763	139,722	(675,466)	(246,981)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
Columbia Variable Portfolio – U.S. Equities Fund, CTIVP® – Los Angeles Capital Large Cap Growth Fund, CTIVP® – MFS® Value Fund, CTIVP® – Morgan Stanley Advantage Fund, CTIVP® – T. Rowe Price Large Cap Value Fund, CTIVP® – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income
Variable Portfolio Funds | Semiannual Report 2019	259

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – American Century Diversified Bond Fund, CTIVP® – AQR International Core Equity Fund, CTIVP® – CenterSquare Real Estate Fund, CTIVP® – DFA International Value Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund, CTIVP® – William Blair International Leaders Fund, Variable Portfolio – Columbia Wanger International Equities Fund and Variable Portfolio – Partners Core Bond Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for CTIVP® – AQR International Core Equity Fund, CTIVP® – DFA International Value Fund, CTIVP® – William Blair International Leaders Fund and Variable Portfolio – Columbia Wanger International Equities Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for CTIVP® – American Century Diversified Bond Fund, CTIVP® – CenterSquare Real Estate Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between
260	Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Each Fund, as described below, has entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreements note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2019, were as follows:
	High (%)	Low (%)	Effective management services fee rate (%)
Columbia Variable Portfolio – U.S. Equities Fund	0.87	0.75	0.85
CTIVP® – American Century Diversified Bond Fund	0.50	0.34	0.49
CTIVP® – AQR International Core Equity Fund	0.87	0.67	0.77
CTIVP® – CenterSquare Real Estate Fund	0.75	0.66	0.75
CTIVP® – DFA International Value Fund	0.87	0.67	0.85
CTIVP® – Los Angeles Capital Large Cap Growth Fund	0.71	0.53	0.68
CTIVP® – MFS® Value Fund	0.71	0.53	0.68
CTIVP® – Morgan Stanley Advantage Fund	0.71	0.53	0.65
CTIVP® – T. Rowe Price Large Cap Value Fund	0.71	0.53	0.68
CTIVP® – TCW Core Plus Bond Fund	0.50	0.34	0.48
CTIVP® – Wells Fargo Short Duration Government Fund	0.43	0.28	0.42
CTIVP® – Westfield Mid Cap Growth Fund	0.81	0.68	0.81
CTIVP® – William Blair International Leaders Fund	0.92	0.75	0.90
Variable Portfolio – Columbia Wanger International Equities Fund	0.97	0.77	0.97
Variable Portfolio – Partners Core Bond Fund	0.50	0.34	0.47
Variable Portfolio – Partners Small Cap Growth Fund	0.87	0.75	0.86
Variable Portfolio Funds | Semiannual Report 2019	261

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Subadvisory agreements
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser(s)
Columbia Variable Portfolio — U.S. Equities Fund	Columbia Wanger Asset Management, LLC(a)
CTIVP® — American Century Diversified Bond Fund	American Century Investment Management, Inc.
CTIVP® — AQR International Core Equity Fund	AQR Capital Management, LLC
CTIVP® — CenterSquare Real Estate Fund	CenterSquare Investment Management LLC
CTIVP® — DFA International Value Fund	Dimensional Fund Advisors LP
CTIVP® — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
CTIVP® — MFS® Value Fund	Massachusetts Financial Services Company
CTIVP® — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
CTIVP® — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
CTIVP® — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
CTIVP® — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
CTIVP® — Westfield Mid Cap Growth Fund	Westfield Capital Management Company, L.P.
CTIVP® — William Blair International Leaders Fund	William Blair Investment Management, LLC(b)
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC(a)
Variable Portfolio — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated
Variable Portfolio — Partners Small Cap Growth Fund	BMO Asset Management Corp. Scout Investments, Inc. (c) Wells Capital Management Incorporated
(a)	A wholly-owned subsidiary of the Investment Manager.
(b)	Effective May 20, 2019, the Investment Manager entered into a Subadvisory Agreement with William Blair Investment Management, LLC to serve as the subadviser to the Fund. Prior to May 20, 2019, OppenheimerFunds, Inc. served as the subadviser to the Fund.
(c)	Effective May 20, 2019, the Investment Manager entered into a Subadvisory Agreement with Scout Investments, Inc. to serve as a subadviser to the Fund.
For Columbia Variable Portfolio — U.S. Equities Fund, the Investment Manager manages a portion of the Fund’s assets. For Variable Portfolio — Partners Core Bond Fund and Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
262	Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Transactions with affiliates
For the six months ended June 30, 2019, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Variable Portfolio – U.S. Equities Fund	—	346,780	(639,070)
CTIVP® – William Blair International Leaders Fund	—	2,289,735	(366,925)
Variable Portfolio – Columbia Wanger International Equities Fund	—	230,549	57,471
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2019, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Columbia Variable Portfolio – U.S. Equities Fund	0.00
CTIVP® – American Century Diversified Bond Fund	0.00
CTIVP® – AQR International Core Equity Fund	0.00
CTIVP® – CenterSquare Real Estate Fund	0.00
CTIVP® – DFA International Value Fund	0.00
CTIVP® – Los Angeles Capital Large Cap Growth Fund	0.00
CTIVP® – MFS® Value Fund	0.00
CTIVP® – Morgan Stanley Advantage Fund	0.00
CTIVP® – T. Rowe Price Large Cap Value Fund	0.00
CTIVP® – TCW Core Plus Bond Fund	0.00
CTIVP® – Wells Fargo Short Duration Government Fund	0.00
CTIVP® – Westfield Mid Cap Growth Fund	0.00
CTIVP® – William Blair International Leaders Fund	0.00
Variable Portfolio – Columbia Wanger International Equities Fund	0.02
Variable Portfolio – Partners Core Bond Fund	0.00
Variable Portfolio – Partners Small Cap Growth Fund	0.00
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.
Variable Portfolio Funds | Semiannual Report 2019	263

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap May 1, 2019 through April 30, 2020		Contractual expense cap prior to May 1, 2019
	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
CTIVP® – American Century Diversified Bond Fund	0.56	0.81	0.56	0.81
CTIVP® – AQR International Core Equity Fund	0.88	1.13	0.88	1.13
CTIVP® – DFA International Value Fund	0.88	1.13	0.92	1.17
CTIVP® – Los Angeles Capital Large Cap Growth Fund	0.73	0.98	0.75	1.00
CTIVP® – T. Rowe Price Large Cap Value Fund	0.71	0.96	0.71	0.96
CTIVP® – Wells Fargo Short Duration Government Fund	0.46	0.71	0.48	0.73
CTIVP® – Westfield Mid Cap Growth Fund	0.84	1.09	0.84	1.09
Variable Portfolio – Columbia Wanger International Equities Fund	1.08	1.33	1.08	1.33

	Contractual expense cap July 1, 2019 through April 30, 2020		Voluntary expense cap May 1, 2019 through June 30, 2019		Contractual expense cap prior to May 1, 2019
	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
Columbia Variable Portfolio – U.S. Equities Fund	0.88	1.13	0.88	1.13	0.88	1.13
CTIVP® – CenterSquare Real Estate Fund	0.91	1.16	0.91	1.16	0.91	1.16
CTIVP® – MFS® Value Fund	0.73	0.98	0.72	0.97	0.72	0.97
CTIVP® – Morgan Stanley Advantage Fund	0.78	1.03	0.75	1.00	0.75	1.00
CTIVP® – TCW Core Plus Bond Fund	0.56	0.81	0.56	0.81	0.56	0.81
CTIVP® – William Blair International Leaders Fund	0.92	1.17	0.92	1.17	0.92	1.17
Variable Portfolio – Partners Core Bond Fund	0.56	0.81	0.52	0.77	0.52	0.77
Variable Portfolio – Partners Small Cap Growth Fund	0.88	1.13	0.86	1.11	0.86	1.11
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
264	Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
CTIVP® – American Century Diversified Bond Fund	1,935,677,000	67,590,000	(8,245,000)	59,345,000
CTIVP® – AQR International Core Equity Fund	2,955,562,000	242,909,000	(132,090,000)	110,819,000
CTIVP® – CenterSquare Real Estate Fund	457,854,000	57,970,000	(14,403,000)	43,567,000
CTIVP® – DFA International Value Fund	873,221,000	84,693,000	(123,735,000)	(39,042,000)
CTIVP® – TCW Core Plus Bond Fund	2,822,623,000	77,358,000	(11,246,000)	66,112,000
CTIVP® – Wells Fargo Short Duration Government Fund	1,996,683,000	17,954,000	(3,002,000)	14,952,000
CTIVP® – William Blair International Leaders Fund	765,847,000	100,988,000	(4,359,000)	96,629,000
Variable Portfolio – Columbia Wanger International Equities Fund	115,398,000	15,083,000	(9,246,000)	5,837,000
Variable Portfolio – Partners Core Bond Fund	3,653,334,000	134,475,000	(5,338,000)	129,137,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
CTIVP® – American Century Diversified Bond Fund	—	13,436,449	49,004,482	62,440,931
CTIVP® – CenterSquare Real Estate Fund	—	1,327,652	6,223,614	7,551,266
CTIVP® – TCW Core Plus Bond Fund	—	32,534,494	4,367,742	36,902,236
CTIVP® – Wells Fargo Short Duration Government Fund	—	2,621,580	9,982,845	12,604,425
Variable Portfolio – Partners Core Bond Fund	—	28,664,846	15,507,397	44,172,243
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Variable Portfolio Funds | Semiannual Report 2019	265

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 5. Portfolio information
For the six months ended June 30, 2019, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – U.S. Equities Fund	397,368,667	413,866,150	—	—
CTIVP® – American Century Diversified Bond Fund	727,509,166	915,389,894	676,554,904	489,961,464
CTIVP® – AQR International Core Equity Fund	1,262,393,794	1,231,754,588	—	—
CTIVP® – CenterSquare Real Estate Fund	140,464,008	133,618,193	—	—
CTIVP® – DFA International Value Fund	55,118,038	108,790,501	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund	700,947,474	726,093,238	—	—
CTIVP® – MFS® Value Fund	117,815,265	413,701,881	—	—
CTIVP® – Morgan Stanley Advantage Fund	1,101,370,223	1,148,340,247	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund	332,138,821	579,486,075	—	—
CTIVP® – TCW Core Plus Bond Fund	2,433,697,877	2,519,216,079	2,230,378,198	2,069,569,757
CTIVP® – Wells Fargo Short Duration Government Fund	6,830,728,602	6,902,970,197	6,557,378,438	6,783,989,851
CTIVP® – Westfield Mid Cap Growth Fund	208,993,907	237,529,024	—	—
CTIVP® – William Blair International Leaders Fund	740,600,940	813,738,280	—	—
Variable Portfolio – Columbia Wanger International Equities Fund	29,321,118	28,459,129	—	—
Variable Portfolio – Partners Core Bond Fund	6,014,533,087	6,009,446,090	5,147,838,611	5,226,044,486
Variable Portfolio – Partners Small Cap Growth Fund	400,510,989	410,675,383	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Funds’ activity in the Interfund Program during the six months ended June 30, 2019 was as follows:
Fund	Borrower or Lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
CTIVP® – AQR International Core Equity Fund	Lender	2,600,000	2.93	1
CTIVP® – DFA International Value Fund	Borrower	400,000	2.97	3
CTIVP® – MFS® Value Fund	Borrower	1,920,000	2.96	5
CTIVP® – Westfield Mid Cap Growth Fund	Lender	900,000	2.92	1
Variable Portfolio – Partners Core Bond Fund	Lender	16,550,000	1.65	2
Interest income earned and interest expense incurred, if any, are recorded as interfund lending on the Statement of Operations. The Funds had no outstanding interfund loans at June 30, 2019.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended June 30, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund may present increased credit risk as compared to higher-rated debt securities.
Financial sector risk
CTIVP® – DFA International Value Fund, CTIVP® – MFS® Value Fund and CTIVP® – T. Rowe Price Large Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that CTIVP® – AQR International Core Equity Fund, CTIVP® – DFA International Value Fund, CTIVP® – William Blair International Leaders Fund and Variable Portfolio – Columbia Wanger International Equities Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Health care sector risk
Variable Portfolio – Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
CTIVP® – Westfield Mid Cap Growth Fund, CTIVP® – William Blair International Leaders Fund and Variable Portfolio – Columbia Wanger International Equities Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Real estate sector risk
CTIVP® – CenterSquare Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.
The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2019, the affiliated shareholder accounts, including affiliated fund-of-funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Columbia Variable Portfolio – U.S. Equities Fund, CTIVP® – CenterSquare Real Estate Fund, CTIVP® – MFS® Value Fund, CTIVP® – Morgan Stanley Advantage Fund, CTIVP® – Westfield Mid Cap Growth Fund, CTIVP® – William Blair International Leaders Fund, Variable Portfolio – Columbia Wanger International Equities Fund and Variable Portfolio – Partners Small Cap Growth Fund investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Technology and technology-related investment risk
CTIVP® – Los Angeles Capital Large Cap Growth Fund, CTIVP® – Morgan Stanley Advantage Fund, CTIVP® – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if they were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
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Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio (Columbia VP) and CTIVP® Funds (each, a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, Columbia Threadneedle has engaged one or more subadvisers listed below (each, a Subadviser and collectively, the Subadvisers) to perform portfolio management and related services for its corresponding VP Fund listed below under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the Subadviser(s) listed below.
Fund	Subadviser(s)
Columbia VP — U.S. Equities Fund*	Columbia Wanger Asset Management, LLC**
CTIVP® — American Century Diversified Bond Fund	American Century Investment Management, Inc.
CTIVP® — AQR International Core Equity Fund	AQR Capital Management, LLC
CTIVP® — CenterSquare Real Estate Fund	CenterSquare Investment Management LLC
CTIVP® — DFA International Value Fund	Dimensional Fund Advisors LP
CTIVP® — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
CTIVP® — MFS® Value Fund	Massachusetts Financial Services Company
CTIVP® — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
CTIVP® — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
CTIVP® — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
CTIVP® — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
CTIVP® — Westfield Mid Cap Growth Fund	Westfield Capital Management Company, L.P.
CTIVP® – William Blair International Leaders Fund (known as CTIVP® - Oppenheimer International Growth Fund prior to May 20, 2019)	William Blair Investment Management, LLC*** (Subadvised by OppenheimerFunds, Inc. prior to May 20, 2019)
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC**
VP — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated
VP — Partners Small Cap Growth Fund	BMO Asset Management Corp. Scout Investments, Inc.*** Wells Capital Management Incorporated
* Columbia Threadneedle manages a portion of the assets of Columbia VP – U.S. Equities Fund.
** Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Threadneedle. Each other subadviser is not an affiliate of Columbia Threadneedle (each, an Unaffiliated Subadviser and together, the Unaffiliated Subadvisers).
*** The Subadvisory Agreements with William Blair Investment Management, LLC and Scout Investments, Inc. were approved by the applicable Fund’s Board of Trustees at their meetings held on March 18-19, 2019 and April 16-18, 2019, respectively, for an initial two-year term and are reflected in the Board Considerations and Approvals of Subadvisory Agreements with William Blair Investment Management, LLC and Scout Investments, Inc. that follow this discussion. Therefore, the renewals of the Subadvisory Agreement with William Blair Investment Management, LLC and Scout Investments, Inc. were not considered and are not reflected in this discussion.
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets
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Approval of Management and Subadvisory Agreements   (continued)
with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring each Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account
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Approval of Management and Subadvisory Agreements   (continued)
Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund. In this regard, the Board noted that Columbia Threadneedle continues to scrutinize the performance of TCW Investment Management Company LLC in light of its underperformance.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of each VP Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of each VP Fund among its comparison group, (iv) the product score of each VP Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of each VP Fund.
The Board observed that investment performance met expectations for CTIVP® - Los Angeles Capital Large Cap Growth Fund, CTIVP® - Morgan Stanley Advantage Fund, and VP - Partners Core Bond Fund.
The Board observed that investment performance was understandable in light of the particular management style involved and the particular market environment for CTIVP® - American Century Diversified Bond Fund, CTIVP® - CenterSquare Real Estate Fund, CTIVP® - DFA International Value Fund, CTIVP® - MFS® Value Fund, CTIVP® - T. Rowe Price Large Cap Value Fund, CTIVP® - TCW Core Plus Bond Fund, CTIVP® - Wells Fargo Short Duration Government Fund, CTIVP® - Westfield Mid Cap Growth Fund, VP - Columbia Wanger International Equities Fund, and VP – Partners Small Cap Growth Fund.
The Board observed underperformance for certain periods for Columbia Variable Portfolio - U.S. Equities Fund, CTIVP® - AQR International Core Equity Fund, and CTIVP® – William Blair International Leaders Fund, noting that appropriate steps (such as changes to strategy, process, or subadvisers) had been taken or are contemplated to help improve each VP Fund’s performance. In this regard, the Board observed the replacement of OppenheimerFunds, Inc. with William Blair Investment Management, LLC, effective May 20, 2019, for CTIVP® – William Blair International Leaders Fund.
Additionally, for each Unaffiliated Subadviser, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Unaffiliated Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate a Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its Affiliates and the Subadvisers from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the VP Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product
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Approval of Management and Subadvisory Agreements   (continued)
lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe).
The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports for CTIVP® - American Century Diversified Bond Fund, CTIVP® - AQR International Core Equity Fund, CTIVP® - CenterSquare Real Estate Fund, CTIVP® - Los Angeles Capital Large Cap Growth Fund, CTIVP® - Morgan Stanley Advantage Fund, CTIVP® - T. Rowe Price Large Cap Value Fund, and CTIVP® - TCW Core Plus Bond Fund and was slightly below the peer universe’s median expense ratio shown in the reports for Columbia Variable Portfolio - U.S. Equities Fund, CTIVP® - DFA International Value Fund, CTIVP® - MFS® Value Fund, CTIVP® - Wells Fargo Short Duration Government Fund, CTIVP® – William Blair International Leaders Fund, VP - Partners Core Bond Fund, and VP – Partners Small Cap Growth Fund.
The Board also took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio for CTIVP® – Westfield Mid Cap Growth Fund and VP – Columbia Wanger International Equities Fund.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the applicable VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadvisers (other than American Century Investment Management, Inc., BMO Asset Management Corp., and Columbia Wanger Asset Management, LLC) to provide subadvisory services. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that each VP Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the applicable VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by each VP Fund as its net asset level grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for any VP Fund.
The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
274	Variable Portfolio Funds | Semiannual Report 2019

Approval of Management and Subadvisory Agreements   (continued)
MARCH 2019 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH WILLIAM BLAIR INVESTMENT MANAGEMENT, LLC FOR CTIVP® – WILLIAM BLAIR INTERNATIONAL LEADERS FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to CTIVP® – William Blair International Leaders Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and William Blair Investment Management, LLC (William Blair), William Blair has provided portfolio management and related services for the Fund since May 20, 2019. Effective May 17, 2019, OppenheimerFunds, Inc. (the Former Subadviser) was terminated as a subadviser to the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held on March 18-19, 2019 (the March 2019 Meeting), the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, (i) a change to the Fund’s name from CTIVP® – Oppenheimer International Growth Fund to CTIVP® – William Blair International Leaders Fund; (ii) the termination of the subadvisory agreement between the Investment Manager and the Former Subadviser with respect to the Fund; (iii) a Subadvisory Agreement between the Investment Manager and William Blair with respect to the Fund; and (iv) modifications to the Fund’s principal investment strategies and principal risks to reflect William Blair’s investment process.
At the March 2019 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board in connection with its evaluation of William Blair’s proposed services.
The Board held discussions with the Investment Manager and William Blair and reviewed and considered various written materials and oral presentations in connection with the evaluation of William Blair’s proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and William Blair’s investment strategy/style and performance and the Compliance Committee, with respect to the code of ethics and compliance program of William Blair. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with William Blair.
Nature, extent and quality of services to be provided by William Blair
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by William Blair as the subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of William Blair. The Board observed that William Blair’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws in William Blair’s performance of services for the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of William Blair and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also recalled the information provided by management regarding William Blair’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by William Blair to the Board.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope to subadvisory agreements applicable to other subadvised funds. The Board recalled management’s representation that William Blair has experience subadvising registered mutual funds including subadvising other funds with a similar investment strategy. In this regard, the Board also considered the proposed termination of the Former Subadviser as subadviser to the Fund and management’s rationale for the termination and the retention of William Blair to replace the Former Subadviser.
Variable Portfolio Funds | Semiannual Report 2019	275

Approval of Management and Subadvisory Agreements   (continued)
Investment performance of William Blair
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered William Blair’s investment performance, noting that it delivered relatively strong performance results versus the Former Subadviser and the Fund’s benchmark over various periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that William Blair was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to William Blair would be paid by the Investment Manager and would not impact the fees paid by the Fund. As part of its review, the Board also considered the management fees charged by other funds using William Blair for a comparable strategy to that proposed to be employed for the Fund. The Board observed that management fees, which are not proposed to change, remain within the range of other peers and that the Fund’s expense ratio approximates the peer universe expense ratio median. The Board also considered the expected slight increase in total profitability of the Investment Manager and its affiliates in connection with the hiring of William Blair and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels previously reported.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with William Blair provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, which services are not proposed to change as a result of the replacement of the Former Subadviser. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided.
On March 19, 2019, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
APRIL 2019 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH SCOUT INVESTMENTS, INC. FOR VARIABLE PORTFOLIO – PARTNERS SMALL CAP GROWTH FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to Variable Portfolio – Partners Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Scout Investments, Inc. (Scout) that became effective May 20, 2019, Scout has provided portfolio management and related services for the Fund.
276	Variable Portfolio Funds | Semiannual Report 2019

Approval of Management and Subadvisory Agreements   (continued)
At a meeting of the Fund’s Board of Trustees (the Board) held on April 16-18, 2019 (the April 2019 Meeting), the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, the Subadvisory Agreement between the Investment Manager and Scout.
At the April 2019 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board in connection with its evaluation of Scout’s proposed services.
The Board held discussions with the Investment Manager and Scout and reviewed and considered various written materials and oral presentations in connection with the evaluation of Scout’s proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and Scout’s investment strategy/style and performance and the Compliance Committee, with respect to the code of ethics and compliance program of Scout. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with Scout.
Nature, extent and quality of services to be provided by Scout
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Scout as the subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of Scout. The Board observed that Scout’s compliance program had been reviewed by the Fund’s Chief Compliance Officer. The Board observed that the Chief Compliance Officer would be confirming his review of written documentation with a visit in the coming weeks, though no material findings are expected. The Board also observed that information had been presented regarding the capabilities and financial condition of Scout and its ability to carry out its responsibilities under the proposed subadvisory agreement. The Board also recalled the information provided by management regarding Scout’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by Scout to the Board.
The Board also discussed the acceptability of the terms of the proposed subadvisory agreement. Independent legal counsel noted that the proposed subadvisory agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised funds.
Investment performance of Scout
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered Scout’s investment performance, noting that the proposed strategy delivered strong performance results versus the Fund’s and its peers’ benchmarks over the one-, three-, and five-year periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Scout was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed subadvisory agreement, noting that the proposed subadvisory fees payable to Scout would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Scout are within a reasonable range of subadvisory fees paid by the Investment Manager to subadvisers of the Fund also employing a small cap growth strategy. As part of its review, the Board also considered the management fees charged by another fund using Scout for a comparable strategy to that proposed to be employed for the Fund. The Trustees observed that while the Fund’s management fees, which are not proposed to change, were somewhat higher than the management fees of such other peer, the Fund’s expense ratio is lower than such other peer and approximates the peer universe expense ratio median. The Trustees also observed that the Fund’s expense ratio was lower than the expense ratio of the Scout fund using a substantially identical strategy. The Board also
Variable Portfolio Funds | Semiannual Report 2019	277

Approval of Management and Subadvisory Agreements   (continued)
considered the expected slight decrease in total profitability of the Investment Manager and its affiliates in connection with the hiring of Scout, and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels previously reported.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected slight decrease in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed retention of Scout. The Board also observed that fees to be paid under the proposed Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with Scout provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, which services are not proposed to change materially as a result of the hiring of Scout. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided.
On April 18, 2019, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
278	Variable Portfolio Funds | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. Each Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio Funds | Semiannual Report 2019	279

Variable Portfolio Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6547 AN (8/19)

SemiAnnual Report
June 30, 2019
Columbia Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – Global Strategic Income Fund
Columbia Variable Portfolio – Intermediate Bond Fund
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
CTIVP® – Victory Sycamore Established Value Fund
Variable Portfolio – Partners Core Equity Fund
(formerly CTIVP® – MFS® Blended Research® Core Equity Fund)
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies, (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio Funds  |  Semiannual Report 2019

Fund at a Glance
Columbia Variable Portfolio – Global Strategic Income Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Tim Jagger
Portfolio Manager
Managed Fund since November 2018
Ryan Staszewski, CFA
Portfolio Manager
Managed Fund since November 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.55	5.62	-0.80	1.72
Class 2*	05/03/10	7.42	5.33	-1.04	1.47
Class 3	05/01/96	7.48	5.54	-0.91	1.60
Bloomberg Barclays Global Aggregate Hedged USD Index		6.00	7.80	3.82	4.23
Bloomberg Barclays Global Credit Hedged USD Index		8.22	9.40	4.16	5.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
Effective November 15, 2018 the Fund compares its performance to that of the Bloomberg Barclays Global Aggregate Hedged USD Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg Barclays Global Aggregate Index (unhedged) (the Former Index). The Fund’s investment manager recommended this change because it believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Index will continue to be shown for a one-year transition period. Also effective November 15, 2018, the Fund compares its performance to the Bloomberg Barclays Global Credit Hedged USD Index as another measure of performance for markets in which the Fund may invest.
The Bloomberg Barclays Global Aggregate Hedged USD Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt, and global Treasury, and it is hedged back to the US dollar.
The Bloomberg Barclays Global Credit Hedged USD Index measures the global investment grade local currency corporate and government-related bond markets.
The Bloomberg Barclays Global Aggregate Index (unhedged) is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2019	3

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (Unaudited)
Quality breakdown (%) (at June 30, 2019)
AAA rating	2.4
AA rating	2.8
A rating	10.4
BBB rating	44.2
BB rating	15.6
B rating	13.4
CCC rating	1.5
Not rated	9.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2019)
Argentina	1.2
Australia	1.9
Belarus	0.5
Belgium	0.6
Bermuda	1.4
Brazil	1.8
Canada	0.5
China	0.9
Costa Rica	0.4
Croatia	0.2
Czech Republic	0.3
Denmark	0.2
Dominican Republic	1.1
Egypt	0.9
Finland	0.2
France	2.1
Germany	2.1
Honduras	1.2
Indonesia	1.6
Ireland	1.1
Italy	0.7
Ivory Coast	0.4
Kazakhstan	1.0
Luxembourg	0.7
Mexico	1.9
Netherlands	3.8
Nigeria	0.4
Oman	0.4
Paraguay	0.3
Qatar	1.2
Romania	0.2
Russian Federation	0.3
Saudi Arabia	0.9
Senegal	0.6
South Africa	0.5
Spain	0.6
Sweden	0.8
Switzerland	0.2
Turkey	0.2
United Kingdom	9.0
United States(a)	55.3
Virgin Islands	0.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	12.9	(63.3)	(50.4)
Foreign Currency Derivative Contracts	0.4	(50.0)	(49.6)
Total Notional Market Value of Derivative Contracts	13.3	(113.3)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Columbia Variable Portfolio Funds | Semiannual Report 2019	5

Fund at a Glance
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	6.99	8.39	3.42	4.82
Class 2*	05/03/10	6.87	8.16	3.15	4.57
Class 3	10/13/81	6.97	8.26	3.31	4.70
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.90
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
6	Columbia Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Asset-Backed Securities — Agency	0.0 (a)
Asset-Backed Securities — Non-Agency	14.7
Commercial Mortgage-Backed Securities - Agency	1.7
Commercial Mortgage-Backed Securities - Non-Agency	6.1
Corporate Bonds & Notes	21.2
Foreign Government Obligations	2.9
Money Market Funds	2.5
Municipal Bonds	0.1
Options Purchased Calls	0.0 (a)
Residential Mortgage-Backed Securities - Agency	28.6
Residential Mortgage-Backed Securities - Non-Agency	21.4
Senior Loans	0.1
U.S. Treasury Obligations	0.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2019)
AAA rating	39.8
AA rating	8.4
A rating	10.1
BBB rating	19.2
BB rating	3.6
B rating	3.9
CCC rating	0.6
Not rated	14.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio Funds | Semiannual Report 2019	7

Fund at a Glance
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Investment objective
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
BlackRock Financial Management, Inc. (subadviser)
BlackRock International Limited (sub-subadviser)
Christopher Allen, CFA
Akiva Dickstein
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	6.57	5.59	3.81	4.27
Class 2*	05/03/10	6.46	5.47	3.55	4.02
Class 3	09/13/04	6.47	5.49	3.67	4.14
Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged		6.95	6.63	4.53	4.90
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
8	Columbia Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Quality breakdown (%) (at June 30, 2019)
AAA rating	43.0
AA rating	35.0
A rating	8.0
BBB rating	10.4
B rating	0.1
Not rated	3.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Country breakdown (%) (at June 30, 2019)
Australia	1.3
Canada	2.0
Denmark	0.2
France	9.8
Germany	2.4
Greece	0.1
Italy	8.7
Japan	6.4
New Zealand	2.8
Spain	2.9
Sweden	0.9
United Kingdom	21.9
United States(a)	40.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Variable Portfolio Funds | Semiannual Report 2019	9

Fund at a Glance  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	58.5	(126.0)	(67.5)
Foreign Currency Derivative Contracts	34.7	(67.2)	(32.5)
Total Notional Market Value of Derivative Contracts	93.2	(193.2)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
10	Columbia Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
CTIVP® – Victory Sycamore Established Value Fund (Unaudited)
Investment objective
CTIVP® – Victory Sycamore Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Victory Capital Management Inc.
Gary Miller
Jeffrey Graff, CFA
Gregory Conners
James Albers, CFA
Michael Rodarte, CFA
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	18.69	5.41	9.23	14.64
Class 2*	05/03/10	18.52	5.13	8.96	14.37
Class 3	02/04/04	18.62	5.31	9.10	14.52
Russell Midcap Value Index		18.02	3.68	6.72	14.56
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2019	11

Fund at a Glance  (continued)
CTIVP® – Victory Sycamore Established Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
Reliance Steel & Aluminum Co.	2.6
Archer-Daniels-Midland Co.	2.3
Eastman Chemical Co.	2.2
Quest Diagnostics, Inc.	2.1
Alleghany Corp.	2.1
Carter’s, Inc.	2.1
Allstate Corp. (The)	1.9
Aflac, Inc.	1.9
Textron, Inc.	1.8
Travelers Companies, Inc. (The)	1.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	3.8
Consumer Discretionary	9.9
Consumer Staples	7.7
Energy	4.7
Financials	20.0
Health Care	4.3
Industrials	15.1
Information Technology	15.0
Materials	8.7
Real Estate	7.0
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Columbia Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Partners Core Equity Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Core Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Jacobs Levy Equity Management, Inc.
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
T. Rowe Price Associates, Inc.
Jeffrey Rottinghaus, CPA
Effective May 20, 2019, Massachusetts Financial Services Company no longer serves as the subadviser to the Fund, and Jacobs Levy Equity Management, Inc. and T. Rowe Price Associates, Inc. assume day-to-day management of the Fund’s portfolio.
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	16.24	6.21	8.45	11.78
Class 2*	05/03/10	16.08	5.98	8.18	11.54
Class 3	05/01/06	16.14	6.13	8.31	11.66
S&P 500 Index		18.54	10.42	10.71	14.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2019	13

Fund at a Glance  (continued)
Variable Portfolio – Partners Core Equity Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	97.0
Money Market Funds	3.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
Microsoft Corp.	4.7
Amazon.com, Inc.	4.3
Alphabet, Inc., Class C	4.0
Boeing Co. (The)	2.1
Apple, Inc.	1.6
Cisco Systems, Inc.	1.5
American International Group, Inc.	1.4
MasterCard, Inc., Class A	1.4
American Tower Corp.	1.3
Visa, Inc., Class A	1.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	8.1
Consumer Discretionary	12.5
Consumer Staples	6.5
Energy	4.1
Financials	13.4
Health Care	13.6
Industrials	7.7
Information Technology	22.1
Materials	5.6
Real Estate	2.6
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Columbia Variable Portfolio Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Jacobs Levy Equity Management, Inc.
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
Nuveen Asset Management, LLC
Karen Bowie, CFA
Segall Bryant & Hamill, LLC (SBH – Small Cap Value Dividend Strategy)
Derek Anguilm, CFA
Mark Adelmann, CFA, CPA
Lisa Ramirez, CFA
Alex Ruehle, CFA
Segall Bryant & Hamill, LLC (SBH – Small Cap Value Strategy)
Mark Dickherber, CFA, CPA
Shaun Nicholson
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	14.85	-4.23	3.78	11.26
Class 2*	05/03/10	14.72	-4.50	3.51	10.99
Class 3	08/14/01	14.77	-4.35	3.64	11.12
Russell 2000 Value Index		13.47	-6.24	5.39	12.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2019	15

Fund at a Glance  (continued)
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	96.1
Exchange-Traded Funds	0.3
Money Market Funds	3.6
Rights	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2019)
NCR Corp.	1.7
Equity Commonwealth	1.7
Innophos Holdings, Inc.	1.3
Iberiabank Corp.	1.3
Magellan Health, Inc.	1.2
Jack in the Box, Inc.	1.1
Orthofix Medical, Inc.	1.1
Umpqua Holdings Corp.	1.1
Southwest Gas Holdings, Inc.	1.0
Wintrust Financial Corp.	0.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	1.8
Consumer Discretionary	8.2
Consumer Staples	3.2
Energy	6.5
Financials	26.5
Health Care	6.2
Industrials	12.1
Information Technology	13.1
Materials	5.8
Real Estate	9.7
Utilities	6.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

16	Columbia Variable Portfolio Funds | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Global Strategic Income Fund
Class 1	1,000.00	1,000.00	1,075.50	1,021.53	3.10	3.02	0.61
Class 2	1,000.00	1,000.00	1,074.20	1,020.30	4.37	4.26	0.86
Class 3	1,000.00	1,000.00	1,074.80	1,020.94	3.71	3.62	0.73
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1	1,000.00	1,000.00	1,069.90	1,022.12	2.49	2.43	0.49
Class 2	1,000.00	1,000.00	1,068.70	1,020.89	3.75	3.67	0.74
Class 3	1,000.00	1,000.00	1,069.70	1,021.53	3.10	3.02	0.61
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class 1	1,000.00	1,000.00	1,065.70	1,021.53	3.09	3.02	0.61
Class 2	1,000.00	1,000.00	1,064.60	1,020.30	4.35	4.26	0.86
Class 3	1,000.00	1,000.00	1,064.70	1,020.89	3.75	3.67	0.74
Columbia Variable Portfolio Funds | Semiannual Report 2019	17

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP® – Victory Sycamore Established Value Fund
Class 1	1,000.00	1,000.00	1,186.90	1,020.65	4.24	3.91	0.79
Class 2	1,000.00	1,000.00	1,185.20	1,019.42	5.57	5.15	1.04
Class 3	1,000.00	1,000.00	1,186.20	1,020.01	4.93	4.56	0.92
Variable Portfolio – Partners Core Equity Fund
Class 1	1,000.00	1,000.00	1,162.40	1,021.14	3.66	3.42	0.69
Class 2	1,000.00	1,000.00	1,160.80	1,019.91	4.98	4.66	0.94
Class 3	1,000.00	1,000.00	1,161.40	1,020.55	4.29	4.01	0.81
Variable Portfolio – Partners Small Cap Value Fund
Class 1	1,000.00	1,000.00	1,148.50	1,020.20	4.64	4.36	0.88
Class 2	1,000.00	1,000.00	1,147.20	1,018.98	5.95	5.59	1.13
Class 3	1,000.00	1,000.00	1,147.70	1,019.62	5.27	4.95	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Variable Portfolio - Global Strategic Income Fund, CTIVP® – BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund, account value at the end of the period would have been reduced.
18	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 2.3%
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%		465,121	465,854
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	4.071%		500,000	489,444
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%		700,000	709,876
Westlake Automobile Receivables Trust(a)
Subordinated Series 2018-2A Class E
01/16/2024	4.860%		1,000,000	1,020,543
Total				2,685,717
Total Asset-Backed Securities — Non-Agency (Cost $2,673,461)				2,685,717

Commercial Mortgage-Backed Securities - Non-Agency(c) 5.0%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	285,731	473,072
United States 4.6%
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%		400,000	406,829
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.930% Floor 0.880% 11/15/2036	3.324%		1,000,000	1,000,631
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%		750,000	704,696
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%		260,000	232,993
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%		550,000	558,334
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.645%		421,712	422,762
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2015-UES Class E
09/05/2032	3.742%		1,150,000	1,151,627
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%		500,000	517,268
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%		200,000	205,192
Total				5,200,332
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,488,593)				5,673,404

Corporate Bonds & Notes(c) 54.5%

Australia 1.9%
APT Pipelines Ltd.(a)
03/22/2027	2.000%	EUR	430,000	523,701
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	450,000	578,025
Ausgrid Finance Pty Ltd.(a)
07/30/2025	1.250%	EUR	470,000	549,069
BHP Billiton Finance Ltd.(a),(e)
10/22/2079	5.625%	EUR	200,000	274,200
Goodman Australia Finance Pty Ltd.(a)
09/27/2025	1.375%	EUR	240,000	280,897
Total				2,205,892
Belgium 0.6%
Anheuser-Busch InBev SA/NV(a)
01/23/2035	2.000%	EUR	200,000	244,625
Belfius Bank SA(a)
08/30/2023	0.625%	EUR	400,000	465,072
Total				709,697
Bermuda 0.5%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	546,655
Brazil 0.3%
Vale Overseas Ltd.
11/21/2036	6.875%		250,000	300,215
Canada 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%		84,000	84,734
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%		15,000	15,940
04/15/2025	6.125%		71,000	72,553
11/01/2025	5.500%		22,000	22,930
01/15/2028	7.000%		15,000	15,538
Bombardier, Inc.(a)
12/01/2024	7.500%		18,000	18,406
03/15/2025	7.500%		28,000	28,110
Canadian Natural Resources Ltd.
06/01/2047	4.950%		25,000	28,592
GFL Environmental, Inc.(a)
03/01/2023	5.375%		10,000	9,909
05/01/2027	8.500%		23,000	24,731
HudBay Minerals, Inc.(a)
01/15/2023	7.250%		12,000	12,380
01/15/2025	7.625%		66,000	68,145
Hulk Finance Corp.(a)
06/01/2026	7.000%		8,000	8,177
MEG Energy Corp.(a)
01/15/2025	6.500%		9,000	9,045
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		23,000	23,902
05/15/2027	8.500%		22,000	22,608
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%		14,000	14,507
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		37,000	37,471
Total				517,678
China 0.9%
Lenovo Perpetual Securities Ltd.(a),(e)
12/31/2049	5.375%		500,000	486,421
Tencent Holdings Ltd.(a)
01/19/2028	3.595%		500,000	511,048
Total				997,469
Czech Republic 0.3%
CPI Property Group SA(a)
04/14/2022	1.450%	EUR	280,000	322,904
Finland 0.2%
Sampo OYJ(a)
05/30/2025	1.250%	EUR	230,000	273,656
France 1.8%
Altice France SA(a)
05/01/2026	7.375%		139,000	142,478
02/01/2027	8.125%		28,000	29,406
Banque Federative du Credit Mutuel SA(a)
07/17/2025	0.750%	EUR	400,000	467,529
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BPCE SA(a)
09/26/2023	0.625%	EUR	400,000	465,265
Credit Mutuel Arkea SA(a)
01/17/2025	1.375%	EUR	500,000	599,154
Orange SA(a),(e)
Junior Subordinated
12/31/2049	5.000%	EUR	215,000	289,705
SPCM SA(a)
09/15/2025	4.875%		29,000	29,230
Total				2,022,767
Germany 2.1%
Commerzbank AG(a)
03/04/2026	1.000%	EUR	300,000	350,754
Eurogrid GmbH(a)
06/10/2025	1.875%	EUR	400,000	496,241
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	584,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a),(e)
05/26/2049	3.250%	EUR	300,000	395,242
O2 Telefonica Deutschland Finanzierungs GmbH(a)
07/05/2025	1.750%	EUR	400,000	478,912
Unitymedia GmbH(a)
01/15/2025	6.125%		8,000	8,342
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%		111,000	114,639
Total				2,428,721
Ireland 1.1%
AIB Group PLC(a)
07/03/2025	2.250%	EUR	280,000	337,196
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%		145,000	153,167
02/15/2025	6.000%		13,000	13,483
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%		31,000	32,751
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	737,364
Total				1,273,961
Italy 0.7%
Assicurazioni Generali SpA(a),(e)
Subordinated
06/08/2048	5.000%	EUR	380,000	478,357
Italgas SpA(a)
01/18/2029	1.625%	EUR	200,000	240,432
Telecom Italia Capital SA
09/30/2034	6.000%		23,000	23,355

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wind Tre SpA(a)
01/20/2026	5.000%		79,000	77,066
Total				819,210
Luxembourg 0.7%
Altice Luxembourg SA(a)
05/15/2027	10.500%		35,000	35,938
Bevco Lux Sarl(a)
02/09/2023	1.750%	EUR	550,000	647,988
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%		25,000	22,106
INEOS Group Holdings SA(a)
08/01/2024	5.625%		25,000	25,504
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%		44,000	43,571
Total				775,107
Mexico 1.1%
Cemex SAB de CV(a)
04/16/2026	7.750%		1,150,000	1,265,112
Netherlands 3.0%
Alpha 2 BV(a)
06/01/2023	8.750%		37,000	36,398
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%		37,000	36,822
Bayer Capital Corp. BV(a)
06/26/2026	1.500%	EUR	500,000	589,670
Constellium NV(a)
03/01/2025	6.625%		29,000	30,217
02/15/2026	5.875%		80,000	82,231
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	546,660
LYB International Finance BV
03/15/2044	4.875%		415,000	441,921
Mondelez International, Inc.(a)
10/28/2019	1.625%		525,000	523,258
Sensata Technologies BV(a)
10/01/2025	5.000%		47,000	49,042
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		87,000	89,521
Vesteda Finance BV(a)
07/10/2026	2.000%	EUR	280,000	345,176
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	200,000	276,660
Vonovia Finance BV(a),(e)
12/31/2049	4.000%	EUR	200,000	243,102
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		62,000	62,254
Ziggo BV(a)
01/15/2027	5.500%		114,000	115,880
Total				3,468,812
Spain 0.6%
CaixaBank SA(a)
05/17/2024	1.125%	EUR	300,000	352,950
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	284,068
Total				637,018
Sweden 0.8%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	451,417
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	430,954
Total				882,371
Switzerland 0.2%
UBS AG(a),(e)
Subordinated
02/12/2026	4.750%	EUR	210,000	254,898
United Kingdom 8.5%
Barclays PLC, Subordinated(a),(e)
02/07/2028	2.000%	EUR	250,000	279,327
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	305,000	379,827
British Telecommunications PLC(a)
06/23/2027	1.500%	EUR	440,000	519,693
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	287,508
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	379,610
CNH Industrial Finance Europe SA(a)
01/19/2026	1.875%	EUR	190,000	226,597
Credit Agricole SA(a)
05/03/2027	1.375%	EUR	500,000	607,066
Diageo Finance PLC(a)
04/22/2025	1.000%	EUR	645,000	765,868
DS Smith PLC(a)
07/26/2024	1.375%	EUR	665,000	772,900
Experian Finance PLC(a)
06/25/2026	1.375%	EUR	400,000	475,901

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	326,037
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	380,542
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	330,053
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	546,516
International Game Technology PLC(a)
01/15/2027	6.250%		21,000	22,963
NGG Finance PLC(a),(e)
06/18/2076	4.250%	EUR	440,000	517,925
Rolls-Royce PLC(a)
05/09/2024	0.875%	EUR	285,000	333,008
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	390,468
SELP Finance Sarl(a)
10/25/2023	1.250%	EUR	470,000	550,959
Sky PLC(a)
09/16/2024	3.750%		1,125,000	1,195,478
Virgin Media Finance PLC(a)
01/15/2025	5.750%		47,000	48,650
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%		7,000	7,165
08/15/2026	5.500%		85,000	88,093
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	271,912
Total				9,704,066
United States 28.8%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%		29,000	29,281
02/15/2023	5.625%		4,000	4,066
03/01/2024	6.500%		18,000	18,753
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%		10,000	10,322
AES Corp. (The)
03/15/2023	4.500%		16,000	16,427
05/15/2023	4.875%		23,000	23,399
05/15/2026	6.000%		28,000	29,734
09/01/2027	5.125%		15,000	15,826
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%		17,000	18,155
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%		15,000	15,137
Allergan Funding SCS
06/15/2044	4.850%		70,000	72,589
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	21,000	21,507
Ally Financial, Inc.
03/30/2025	4.625%	100,000	105,914
11/01/2031	8.000%	63,000	83,203
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	59,000	61,572
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	61,232
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	805,000	895,778
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	33,000	32,998
Apergy Corp.
05/01/2026	6.375%	44,000	44,392
Appalachian Power Co.
05/15/2044	4.400%	800,000	870,078
APX Group, Inc.
12/01/2020	8.750%	40,000	37,968
12/01/2022	7.875%	60,000	57,598
09/01/2023	7.625%	21,000	17,189
APX Group, Inc.(a)
11/01/2024	8.500%	27,000	25,855
Aramark Services, Inc.
01/15/2024	5.125%	22,000	22,605
Ascend Learning LLC(a)
08/01/2025	6.875%	25,000	25,426
08/01/2025	6.875%	24,000	24,421
AT&T, Inc.
06/15/2045	4.350%	700,000	699,504
Avantor, Inc.(a)
10/01/2025	9.000%	42,000	46,775
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	16,000	16,340
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	52,000	52,297
B&G Foods, Inc.
04/01/2025	5.250%	48,000	48,495
Bacardi Ltd.(a)
05/15/2048	5.300%	670,000	704,511
Ball Corp.
12/15/2020	4.375%	40,000	40,900
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	35,000	39,194
01/31/2027	8.500%	46,000	50,643
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	73,000	72,266

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	442,045
06/06/2027	3.700%		333,000	347,620
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		22,000	22,464
07/15/2027	5.625%		20,000	20,792
Berry Global, Inc.
05/15/2022	5.500%		58,000	58,784
10/15/2022	6.000%		26,000	26,672
07/15/2023	5.125%		63,000	64,414
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%		44,000	46,167
Boyd Gaming Corp.
05/15/2023	6.875%		14,000	14,494
04/01/2026	6.375%		18,000	19,023
Brighthouse Financial, Inc.
06/22/2047	4.700%		270,000	225,584
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	44,006
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		21,000	20,997
Calfrac Holdings LP(a)
06/15/2026	8.500%		20,000	14,026
Callon Petroleum Co.
10/01/2024	6.125%		14,000	14,136
07/01/2026	6.375%		74,000	74,707
Calpine Corp.
01/15/2025	5.750%		35,000	34,775
Calpine Corp.(a)
06/01/2026	5.250%		22,000	22,398
Camelot Finance SA(a)
10/15/2024	7.875%		57,000	59,886
Cardinal Health, Inc.
06/15/2047	4.368%		150,000	137,043
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%		69,000	66,840
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		26,000	26,445
07/15/2027	5.000%		8,000	8,135
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%		49,000	51,540
05/01/2026	5.500%		2,000	2,095
05/01/2027	5.125%		140,000	144,991
CDK Global, Inc.
06/01/2027	4.875%		49,000	50,723
Cedar Fair LP(a)
07/15/2029	5.250%		16,000	16,327
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
02/15/2024	6.125%	69,000	72,280
01/15/2025	4.750%	41,000	42,311
Centene Corp.(a)
06/01/2026	5.375%	50,000	52,630
Centennial Resource Production LLC(a)
01/15/2026	5.375%	26,000	24,546
04/01/2027	6.875%	30,000	30,290
CenturyLink, Inc.
03/15/2022	5.800%	78,000	81,514
04/01/2024	7.500%	24,000	26,520
04/01/2025	5.625%	73,000	74,323
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	9,521
02/15/2026	6.375%	11,000	11,812
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	49,000	49,716
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,749
Chemours Co. (The)
05/15/2023	6.625%	24,000	24,830
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	36,000	39,122
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	39,000	41,149
Chesapeake Energy Corp.
10/01/2026	7.500%	42,000	37,457
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	35,000	33,689
Clean Harbors, Inc.(a),(f)
07/15/2027	4.875%	11,000	11,178
07/15/2029	5.125%	8,000	8,173
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	85,000	92,225
Clearway Energy Operating LLC
08/15/2024	5.375%	2,000	2,035
09/15/2026	5.000%	31,000	30,470
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	30,000	30,596
CMS Energy Corp.
11/15/2025	3.600%	682,000	709,000
CommScope Finance LLC(a)
03/01/2024	5.500%	21,000	21,550
03/01/2026	6.000%	32,000	32,810
03/01/2027	8.250%	13,000	13,273
CommScope Technologies LLC(a)
06/15/2025	6.000%	43,000	40,279
03/15/2027	5.000%	16,000	13,955

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Core & Main LP(a)
08/15/2025	6.125%		36,000	36,443
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%		80,000	80,210
CSC Holdings LLC(a)
10/15/2025	10.875%		81,000	92,803
02/01/2028	5.375%		66,000	68,530
04/01/2028	7.500%		70,000	77,020
02/01/2029	6.500%		58,000	63,206
CSX Corp.
11/01/2046	3.800%		195,000	197,195
CVS Health Corp.
03/25/2048	5.050%		440,000	469,202
CyrusOne LP/Finance Corp.
03/15/2024	5.000%		22,000	22,632
03/15/2027	5.375%		54,000	56,886
Darling Ingredients, Inc.(a)
04/15/2027	5.250%		6,000	6,267
DCP Midstream Operating LP
05/15/2029	5.125%		28,000	28,928
04/01/2044	5.600%		102,000	95,940
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%		32,000	31,790
Digital Stout Holding LLC(a)
07/19/2029	3.300%	GBP	210,000	277,244
Discovery Communications LLC
05/15/2049	5.300%		20,000	21,481
DISH DBS Corp.
06/01/2021	6.750%		31,000	32,518
03/15/2023	5.000%		76,000	72,972
11/15/2024	5.875%		25,000	23,571
07/01/2026	7.750%		57,000	55,714
DTE Energy Co.
06/01/2024	3.500%		750,000	777,482
10/01/2026	2.850%		490,000	484,553
Duke Energy Corp.
06/15/2049	4.200%		500,000	524,524
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%		36,000	38,031
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%		29,000	29,217
Eldorado Resorts, Inc.
04/01/2025	6.000%		39,000	40,993
09/15/2026	6.000%		22,000	24,016
Emera U.S. Finance LP
06/15/2046	4.750%		620,000	668,955
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%		7,000	7,261
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Energizer Holdings, Inc.(a)
07/15/2026	6.375%		14,000	14,434
01/15/2027	7.750%		26,000	28,105
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%		10,000	10,337
Enterprise Products Operating LLC(f)
01/31/2050	4.200%		270,000	277,506
Equinix, Inc.
01/15/2026	5.875%		86,000	91,545
05/15/2027	5.375%		67,000	71,898
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%		170,000	172,993
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%		25,000	21,650
FedEx Corp.
04/01/2046	4.550%		350,000	358,644
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,287,412
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		20,000	18,475
Freeport-McMoRan, Inc.
11/14/2024	4.550%		15,000	15,340
03/15/2043	5.450%		92,000	84,308
frontdoor, Inc.(a)
08/15/2026	6.750%		14,000	14,995
Frontier Communications Corp.
01/15/2023	7.125%		14,000	8,390
01/15/2025	6.875%		37,000	20,711
09/15/2025	11.000%		6,000	3,739
Frontier Communications Corp.(a)
04/01/2026	8.500%		16,000	15,535
Gartner, Inc.(a)
04/01/2025	5.125%		52,000	53,459
Gates Global LLC/Co.(a)
07/15/2022	6.000%		32,000	31,977
General Electric Co.
05/17/2037	2.125%	EUR	150,000	160,723
GrubHub Holdings, Inc.(a)
07/01/2027	5.500%		11,000	11,300
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	316,875
H&E Equipment Services, Inc.
09/01/2025	5.625%		21,000	21,575

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA, Inc.
05/01/2023	5.875%		58,000	63,046
02/01/2025	5.375%		136,000	146,776
09/01/2028	5.625%		20,000	21,617
02/01/2029	5.875%		23,000	25,160
Herc Holdings, Inc.(a),(f)
07/15/2027	5.500%		33,000	33,203
Hertz Corp. (The)(a)
06/01/2022	7.625%		53,000	55,047
10/15/2024	5.500%		26,000	24,854
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%		25,000	25,766
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%		20,000	20,855
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%		37,000	38,576
Hologic, Inc.(a)
10/15/2025	4.375%		38,000	38,512
02/01/2028	4.625%		12,000	12,180
HUB International Ltd.(a)
05/01/2026	7.000%		37,000	37,513
IAA Spinco, Inc.(a)
06/15/2027	5.500%		8,000	8,321
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	18,124
05/01/2027	8.375%		72,385	75,767
Indigo Natural Resources LLC(a)
02/15/2026	6.875%		25,000	22,500
Informatica LLC(a)
07/15/2023	7.125%		38,000	38,643
International Game Technology PLC(a)
02/15/2025	6.500%		51,000	55,794
IRB Holding Corp.(a)
02/15/2026	6.750%		40,000	40,103
Iron Mountain, Inc.
08/15/2024	5.750%		60,000	60,596
iStar, Inc.
04/01/2022	6.000%		32,000	32,871
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%		52,000	53,429
Jagged Peak Energy LLC
05/01/2026	5.875%		41,000	40,434
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%		96,000	99,286
JPMorgan Chase & Co.(a),(e)
06/12/2029	1.812%	EUR	330,000	409,627
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		43,000	43,840
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	110,914
Kinder Morgan, Inc.
02/15/2046	5.050%		485,000	528,280
Kraft Heinz Foods Co. (The)(a)
05/25/2028	2.250%	EUR	400,000	486,691
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%		505,000	478,475
Kroger Co. (The)
01/15/2048	4.650%		385,000	386,945
L Brands, Inc.
06/15/2029	7.500%		24,000	23,991
11/01/2035	6.875%		15,000	13,340
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,612
11/01/2026	4.875%		25,000	26,013
Lennar Corp.
11/15/2024	5.875%		34,000	37,268
06/01/2026	5.250%		21,000	22,246
06/15/2027	5.000%		16,000	16,874
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		24,000	24,689
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%		7,000	7,508
Matador Resources Co.
09/15/2026	5.875%		40,000	40,547
Match Group, Inc.
06/01/2024	6.375%		31,000	32,561
Mattel, Inc.(a)
12/31/2025	6.750%		29,000	29,831
Meritage Homes Corp.
04/01/2022	7.000%		23,000	24,981
06/06/2027	5.125%		28,000	28,477
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	20,466
01/15/2028	4.500%		18,000	17,882
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%		24,000	25,849
MGM Resorts International
12/15/2021	6.625%		52,000	56,193
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	370,000	432,413
07/15/2046	4.200%		275,000	264,485
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%		48,000	44,979

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	59,021
08/01/2026	4.750%	23,000	23,869
Nabors Industries, Inc.
02/01/2025	5.750%	54,000	47,894
Navient Corp.
03/25/2021	5.875%	8,000	8,331
06/15/2022	6.500%	40,000	42,522
03/25/2024	6.125%	37,000	37,909
NCR Corp.
07/15/2022	5.000%	19,000	19,149
12/15/2023	6.375%	49,000	50,549
Netflix, Inc.
04/15/2028	4.875%	79,000	81,617
11/15/2028	5.875%	79,000	87,535
Netflix, Inc.(a)
05/15/2029	6.375%	16,000	18,167
11/15/2029	5.375%	45,000	47,861
Nexstar Escrow, Inc.(a),(f)
07/15/2027	5.625%	7,000	7,170
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	21,000	21,129
09/15/2027	4.500%	92,000	91,431
NFP Corp.(a)
07/15/2025	6.875%	48,000	47,479
NGPL PipeCo LLC(a)
08/15/2022	4.375%	14,000	14,455
12/15/2037	7.768%	45,000	57,299
NiSource, Inc.
05/15/2047	4.375%	425,000	455,117
Noble Energy, Inc.
11/15/2043	5.250%	150,000	161,566
Novelis Corp.(a)
09/30/2026	5.875%	93,000	94,401
Novolex (a)
01/15/2025	6.875%	15,000	13,580
NRG Energy, Inc.
01/15/2027	6.625%	74,000	80,363
NRG Energy, Inc.(a)
06/15/2029	5.250%	32,000	34,159
NuStar Logistics LP
06/01/2026	6.000%	17,000	17,616
04/28/2027	5.625%	35,000	35,260
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	61,000	63,113
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	23,000	23,520
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	28,000	27,495
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	24,975
08/15/2025	5.250%	52,000	52,850
10/15/2027	5.625%	75,000	78,460
Party City Holdings, Inc.(a)
08/01/2026	6.625%	10,000	9,690
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	43,869
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,148,157
PetSmart, Inc.(a)
03/15/2023	7.125%	23,000	21,571
06/01/2025	5.875%	38,000	36,857
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	938,346
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	82,000	85,312
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	14,478
08/15/2026	5.000%	86,000	87,333
03/01/2027	5.750%	60,000	61,863
01/15/2028	5.625%	12,000	12,329
Post Holdings, Inc.(a),(f)
12/15/2029	5.500%	24,000	24,081
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,319,430
PQ Corp.(a)
11/15/2022	6.750%	101,000	104,637
12/15/2025	5.750%	38,000	38,548
Prestige Brands, Inc.(a)
03/01/2024	6.375%	66,000	69,085
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	43,000	40,484
QEP Resources, Inc.
03/01/2026	5.625%	16,000	15,032
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	59,000	58,425
Quicken Loans, Inc.(a)
05/01/2025	5.750%	49,000	50,546
01/15/2028	5.250%	50,000	49,809
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	10,020
02/15/2025	6.625%	35,000	33,989
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	81,000	83,370
11/15/2026	8.250%	58,000	59,703

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
11/01/2026	6.125%	7,000	7,270
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	116,293	116,579
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	67,166
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	30,000	30,506
Rowan Companies, Inc.
01/15/2024	4.750%	22,000	16,709
SBA Communications Corp.
09/01/2024	4.875%	91,000	93,635
Scientific Games International, Inc.
12/01/2022	10.000%	34,000	35,753
Scientific Games International, Inc.(a)
10/15/2025	5.000%	51,000	51,497
03/15/2026	8.250%	59,000	61,836
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	53,066
Sempra Energy
06/15/2024	3.550%	465,000	479,814
06/15/2027	3.250%	260,000	259,096
SESI LLC
09/15/2024	7.750%	14,000	9,025
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	5,000	5,107
Sirius XM Radio, Inc.(a),(f)
07/15/2024	4.625%	17,000	17,389
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	46,000	47,729
07/01/2029	5.500%	34,000	34,861
SM Energy Co.
06/01/2025	5.625%	14,000	12,718
09/15/2026	6.750%	43,000	40,330
01/15/2027	6.625%	12,000	11,106
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	48,000	48,508
Southern Co. (The)
07/01/2046	4.400%	450,000	475,042
Spectrum Brands, Inc.
11/15/2022	6.625%	27,000	27,668
07/15/2025	5.750%	48,000	49,875
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	22,311
03/15/2024	6.125%	53,000	56,975
03/15/2025	6.875%	17,000	18,629
01/15/2028	6.625%	11,000	11,550
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
11/15/2028	6.875%	53,000	54,461
Sprint Corp.
02/15/2025	7.625%	37,000	39,516
03/01/2026	7.625%	60,000	63,901
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,543
Standard Industries, Inc.(a)
02/15/2023	5.500%	2,000	2,055
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	17,000	17,978
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	9,000	9,480
Sunoco LP/Finance Corp.
01/15/2023	4.875%	13,000	13,303
02/15/2026	5.500%	37,000	38,501
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	15,000	14,961
Symantec Corp.(a)
04/15/2025	5.000%	35,000	35,880
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	35,000	35,373
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	45,000	46,621
01/15/2028	5.000%	142,000	143,297
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	8,000	8,729
01/15/2029	6.875%	27,000	29,933
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%	700,000	819,601
Teleflex, Inc.
06/01/2026	4.875%	11,000	11,515
11/15/2027	4.625%	25,000	25,702
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	28,000	28,844
Tenet Healthcare Corp.
04/01/2022	8.125%	13,000	13,629
06/15/2023	6.750%	43,000	43,233
07/15/2024	4.625%	50,000	50,772
05/01/2025	5.125%	45,000	45,451
08/01/2025	7.000%	14,000	13,957
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	40,000	41,372
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	44,000	44,209

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
01/15/2026	6.500%		126,000	135,889
02/01/2026	4.500%		23,000	23,573
02/01/2028	4.750%		43,000	44,302
TransDigm, Inc.
05/15/2025	6.500%		68,000	68,718
06/15/2026	6.375%		60,000	60,466
TransDigm, Inc.(a)
03/15/2026	6.250%		101,000	105,826
03/15/2027	7.500%		38,000	39,682
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		41,000	39,492
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		19,845	20,211
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		12,000	12,692
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		19,000	19,024
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%		15,000	15,473
TriMas Corp.(a)
10/15/2025	4.875%		5,000	5,061
United Rentals North America, Inc.
09/15/2026	5.875%		64,000	68,182
12/15/2026	6.500%		39,000	42,183
01/15/2030	5.250%		23,000	23,655
United Technologies Corp.
11/16/2028	4.125%		100,000	109,802
Universal Health Services, Inc.(a)
08/01/2022	4.750%		58,000	58,736
Valvoline, Inc.
08/15/2025	4.375%		33,000	32,957
Verizon Communications, Inc.
10/27/2026	1.375%	EUR	340,000	411,671
03/15/2055	4.672%		76,000	86,132
Verscend Escrow Corp.(a)
08/15/2026	9.750%		32,000	33,283
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%		7,000	7,247
Viasat, Inc.(a)
04/15/2027	5.625%		13,000	13,522
Viking Cruises Ltd.(a)
09/15/2027	5.875%		30,000	30,368
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,792
02/15/2027	5.625%		48,000	50,813
07/31/2027	5.000%		22,000	22,788
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	72,000	75,171
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	34,000	36,088
Wells Fargo & Co.
10/23/2026	3.000%	160,000	161,654
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	18,503
Williams Companies, Inc. (The)
09/15/2045	5.100%	215,000	233,079
WPX Energy, Inc.
01/15/2022	6.000%	22,000	23,002
09/15/2024	5.250%	50,000	51,280
06/01/2026	5.750%	22,000	22,856
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	34,000	35,141
XPO Logistics, Inc.(a)
06/15/2022	6.500%	20,000	20,400
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	85,000	86,671
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	21,085
Total			33,012,805
Total Corporate Bonds & Notes (Cost $60,082,585)			62,419,014

Foreign Government Obligations(c),(g) 17.3%

Argentina 1.2%
Argentine Republic Government International Bond
04/22/2021	6.875%	750,000	658,216
01/11/2023	4.625%	700,000	562,785
04/22/2046	7.625%	150,000	118,686
Total			1,339,687
Belarus 0.5%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	500,000	570,054
Brazil 1.5%
Brazilian Government International Bond
01/27/2045	5.000%	1,750,000	1,728,013
Costa Rica 0.4%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	400,000	395,179
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%	200,000	229,612

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Denmark 0.2%
Orsted A/S(a),(e)
12/31/2049	6.250%	EUR	200,000	269,493
Dominican Republic 1.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%		1,092,000	1,299,496
Egypt 0.9%
Egypt Government International Bond(a)
01/31/2027	7.500%		600,000	641,398
03/01/2049	8.700%		355,000	382,036
Total				1,023,434
France 0.3%
Electricite de France SA(a)
10/02/2030	2.000%	EUR	300,000	379,205
Honduras 1.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,200,000	1,321,555
Indonesia 1.6%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	378,098
PT Indonesia Asahan Aluminium Persero(a)
11/15/2023	5.710%		400,000	439,017
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		1,000,000	1,006,533
Total				1,823,648
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		500,000	495,917
Kazakhstan 1.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		1,000,000	1,106,446
Mexico 0.7%
Mexico Government International Bond
09/27/2034	6.750%		104,000	132,490
Petroleos Mexicanos
09/21/2023	4.625%		165,000	162,114
01/18/2024	4.875%		563,000	550,430
Total				845,034
Netherlands 0.7%
Stedin Holding NV(a),(e)
12/31/2049	3.250%	EUR	270,000	325,877
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Syngenta Finance NV(a)
04/24/2028	5.182%	500,000	519,480
Total			845,357
Nigeria 0.4%
Nigeria Government International Bond(a)
11/28/2027	6.500%	500,000	500,751
Oman 0.4%
Oman Government International Bond(a)
01/17/2028	5.625%	500,000	474,017
Paraguay 0.3%
Paraguay Government International Bond(a)
08/11/2044	6.100%	250,000	297,593
Qatar 1.2%
Qatar Government International Bond(a)
04/23/2048	5.103%	250,000	298,446
03/14/2049	4.817%	900,000	1,032,956
Total			1,331,402
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%	232,000	251,064
Russian Federation 0.3%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%	274,000	296,032
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%	277,000	279,887
Saudi Government International Bond(a)
03/04/2028	3.625%	750,000	770,827
Total			1,050,714
Senegal 0.6%
Senegal Government International Bond(a)
07/30/2024	6.250%	600,000	644,640
South Africa 0.5%
Republic of South Africa Government International Bond
06/22/2030	5.875%	500,000	542,708
Turkey 0.2%
Turkey Government International Bond
03/25/2027	6.000%	250,000	237,816
Virgin Islands 0.4%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	244,290

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	207,105
Total			451,395
Total Foreign Government Obligations (Cost $18,739,209)			19,750,262

Residential Mortgage-Backed Securities - Agency 0.9%

United States 0.9%
Federal National Mortgage Association(b),(h)
CMO Series 2019-33 Class SB
1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.638%	350,000	68,169
Government National Mortgage Association(b),(h)
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.717%	223,602	41,115
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.667%	736,440	142,854
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.667%	984,188	170,734
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.667%	988,924	154,693
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.667%	1,472,622	249,006
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.667%	1,079,580	163,709
Total			990,280
Total Residential Mortgage-Backed Securities - Agency (Cost $895,354)			990,280

Residential Mortgage-Backed Securities - Non-Agency 13.5%

Bermuda 0.9%
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.754%	1,000,000	1,002,112
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 12.6%
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-1 Class M1
11/25/2048	4.500%	1,000,000	1,042,976
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	812,652	826,094
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.154%	1,000,000	1,001,485
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2013-2 Class 1A3
11/25/2037	4.803%	510,992	510,420
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	1,000,000	1,008,572
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	4.202%	700,000	700,553
GCAT LLC(a),(i),(j)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	440,000
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	700,000	710,287
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	929,613	941,247
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	734,890	742,481
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	972,604	992,511
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.429%	393,248	391,882
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.054%	1,000,000	1,003,529
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,033,587	1,041,589

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.354%	1,000,000	1,003,100
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	507,535
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1B
01/25/2049	4.826%	1,000,000	1,005,324
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	608,956	618,421
Total			14,488,006
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,334,982)			15,490,118
Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(k),(l)	6,186,799	6,186,181
Total Money Market Funds (Cost $6,186,210)		6,186,181
Total Investments in Securities (Cost $109,400,394)		113,194,976
Other Assets & Liabilities, Net		1,243,412
Net Assets		$114,438,388

At June 30, 2019, securities and/or cash totaling $629,505 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,288,000 EUR	24,321,439 USD	UBS	08/02/2019	50,760	—
1,760,000 GBP	2,244,440 USD	UBS	08/02/2019	5,746	—
228,500 USD	200,000 EUR	UBS	08/02/2019	—	(478)
Total				56,506	(478)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(23)	09/2019	USD	(3,578,656)	—	(157,291)
U.S. Treasury 10-Year Note	(171)	09/2019	USD	(21,882,656)	—	(574,821)
U.S. Treasury 5-Year Note	(26)	09/2019	USD	(3,072,063)	—	(51,649)
U.S. Ultra Treasury Bond	(9)	09/2019	USD	(1,598,063)	—	(83,270)
Total					—	(867,031)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	Citi	06/20/2024	1.000	Quarterly	EUR	600,000	66,833	(170)	89,494	—	—	(22,831)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	2,800,000	(23,039)	—	—	—	(23,039)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Europe Crossover Index, Series 31	Morgan Stanley	06/20/2024	5.000	Quarterly	2.546	EUR	6,000,000	40,692	—	—	40,692	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $78,152,218, which represents 68.29% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $440,000, which represents 0.38% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	31,849,996	26,715,422	(52,378,619)	6,186,799	41	(29)	168,936	6,186,181
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	2,685,717	—	—	2,685,717
Commercial Mortgage-Backed Securities - Non-Agency	—	5,673,404	—	—	5,673,404
Corporate Bonds & Notes	—	62,419,014	—	—	62,419,014
Foreign Government Obligations	—	19,750,262	—	—	19,750,262
Residential Mortgage-Backed Securities - Agency	—	990,280	—	—	990,280
Residential Mortgage-Backed Securities - Non-Agency	—	15,050,118	440,000	—	15,490,118
Money Market Funds	—	—	—	6,186,181	6,186,181
Total Investments in Securities	—	106,568,795	440,000	6,186,181	113,194,976
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	56,506	—	—	56,506
Swap Contracts	—	40,692	—	—	40,692
Liability
Forward Foreign Currency Exchange Contracts	—	(478)	—	—	(478)
Futures Contracts	(867,031)	—	—	—	(867,031)
Swap Contracts	—	(45,870)	—	—	(45,870)
Total	(867,031)	106,619,645	440,000	6,186,181	112,378,795
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	290,559	298,332
Total Asset-Backed Securities — Agency (Cost $295,870)			298,332

Asset-Backed Securities — Non-Agency 17.4%

American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	6,500,000	6,574,418
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.947%	18,020,000	17,681,638
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	4,299,219	4,298,977
Series 2018-B Class A
01/18/2022	3.420%	16,790,531	16,833,950
Series 2019-A Class A
07/15/2022	3.480%	23,221,448	23,321,044
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	6,500,000	6,575,166
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.992%	22,300,000	21,873,446
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.992%	24,000,000	23,414,784
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	4.183%	21,000,000	20,799,408
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	7,722,155	7,709,107
Series 2018-NP1 Class B
05/15/2024	3.670%	1,644,778	1,645,049
Series 2018-P3 Class A
01/15/2026	3.820%	10,859,216	10,967,000
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	10,600,000	10,653,153
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	5,256,623	5,275,451
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	3,932,894	3,939,088
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	22,078,065	22,200,647
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,837,427
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	20,422,193	20,498,239
Series 2018-P2 Class A
10/15/2025	3.470%	13,609,618	13,679,104
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	5,247,652	5,250,524
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	10,000,000	10,131,909
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.868%	14,617,500	14,382,465
DT Auto Owner Trust(a)
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	6,900,000	7,026,224
Subordinated, Series 2018-3A Class D
07/15/2024	4.190%	21,910,000	22,592,179
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.951%	10,000,000	9,816,690
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	8,148,000	8,155,467
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.992%	40,300,000	39,494,201
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.492%	14,000,000	14,102,494
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	7,603,188	7,598,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1A Class B
03/15/2028	3.190%	13,200,000	13,213,031
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	11,318,789
Subordinated, Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,939,625
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.912%	7,000,000	7,018,137
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.992%	20,375,000	19,939,627
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	4.042%	45,625,000	44,661,400
Ocwen Master Advance Receivables Trust(a)
Series 2018-T1 Class AT1
08/15/2049	3.301%	10,300,000	10,305,451
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,786,688
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.842%	1,962,500	1,939,007
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.742%	31,700,000	31,703,043
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.042%	20,000,000	19,753,420
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	20,000,000	20,112,500
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	2,419,038	2,420,045
Series 2018-1A Class B
06/17/2024	3.900%	22,500,000	22,621,768
Series 2018-1A Class C
06/17/2024	4.870%	12,900,000	13,124,060
Series 2019-1A Class A
04/15/2025	3.540%	9,151,720	9,198,344
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A
09/15/2025	3.200%	5,600,000	5,609,522
Series 2019-3A Class A
07/15/2025	3.190%	40,000,000	40,147,896
Series 2019-3A Class B
07/15/2025	3.590%	5,000,000	5,021,080
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,737,998	4,831,033
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	9,000,000	9,049,041
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.997%	28,000,000	27,569,668
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	13,751,804	13,840,833
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	4,608,073	4,602,240
Series 2018-1 Class A2
02/25/2027	3.140%	11,000,000	11,093,669
Series 2018-2 Class A1
04/26/2027	2.930%	3,472,435	3,476,730
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	1,448,587
Series 2016-A Class RIO
01/25/2038	0.000%	8	1,893,239
Series 2016-A Class RPO
01/25/2038	0.000%	6	2,300,987
SoFi Professional Loan Program LLC(a),(c),(d),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	2,292,500
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2030	3.847%	7,250,000	7,079,784
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.967%	11,171,429	10,976,700

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	4.047%	11,000,000	11,008,415
Total Asset-Backed Securities — Non-Agency (Cost $812,194,042)			805,624,519

Commercial Mortgage-Backed Securities - Agency 2.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	5,205,000	5,538,245
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	13,965,000	14,845,601
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	54,888,335
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	14,650,253	15,114,639
Total Commercial Mortgage-Backed Securities - Agency (Cost $87,477,069)			90,386,820

Commercial Mortgage-Backed Securities - Non-Agency 7.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,311,507	2,417,212
Series 2015-SFR2 Class A
10/17/2045	3.732%	22,628,690	23,902,581
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.644%	10,581,000	10,581,115
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.194%	6,950,000	6,942,093
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.794%	6,310,000	6,309,524
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.814%	10,000,000	10,068,479
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CALI Mortgage Trust(a),(g)
Series 2019-101C Class E
03/10/2039	4.469%	6,500,000	6,857,893
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.894%	18,000,000	18,011,583
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.394%	20,800,000	20,852,478
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated, Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	6.135%	3,800,000	3,811,863
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	4,141,626
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	5,365,000	5,040,925
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	12,800,000	11,470,446
CSMC OA LLC(a)
Subordinated, Series 2014-USA Class B
09/15/2037	4.185%	4,675,000	4,891,250
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	4,414,381
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	5,400,000	5,410,146
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	11,044,184
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,922,108
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	3.294%	32,356,803	32,274,568
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.440%	24,316,020	24,427,485
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,326,826	10,374,580

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,927,501	12,247,577
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,965,000	19,162,913
Series 2018-SFR2 Class A
08/17/2035	3.712%	13,515,000	13,831,231
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	16,200,000	16,260,593
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.644%	10,469,000	10,469,985
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.294%	16,259,000	16,349,320
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	3.595%	9,000,000	8,987,252
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $325,823,961)			331,475,391

Corporate Bonds & Notes 25.1%

Aerospace & Defense 0.6%
Bombardier, Inc.(a)
12/01/2024	7.500%	358,000	366,083
03/15/2025	7.500%	117,000	117,458
04/15/2027	7.875%	55,000	55,067
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	12,176,811
01/15/2028	3.250%	13,230,000	13,585,781
TransDigm, Inc.(a)
03/15/2026	6.250%	999,000	1,046,731
03/15/2027	7.500%	364,000	380,111
TransDigm, Inc.
06/15/2026	6.375%	1,483,000	1,494,518
Total			29,222,560
Automotive 0.2%
Delphi Technologies PLC(a)
10/01/2025	5.000%	170,000	151,341
Ford Motor Co.
01/15/2043	4.750%	1,300,000	1,129,925
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/02/2020	2.343%	9,700,000	9,621,071
IAA Spinco, Inc.(a)
06/15/2027	5.500%	75,000	78,007
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	214,000	222,387
05/15/2027	8.500%	211,000	216,834
Total			11,419,565
Banking 2.2%
Ally Financial, Inc.
11/01/2031	8.000%	169,000	223,196
Bank of America Corp.(h)
01/20/2028	3.824%	20,000,000	21,132,040
BBVA Bancomer SA(a),(h)
Subordinated
11/12/2029	5.350%	2,910,000	2,866,909
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	13,122,900
Goldman Sachs Group, Inc. (The)(h)
05/01/2029	4.223%	16,190,000	17,328,076
JPMorgan Chase & Co.(h)
05/06/2030	3.702%	19,280,000	20,330,143
Morgan Stanley(h)
01/23/2030	4.431%	7,574,000	8,375,943
Wells Fargo & Co.
01/30/2020	2.150%	9,650,000	9,640,340
10/23/2026	3.000%	9,035,000	9,128,413
Total			102,147,960
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	485,000	479,735
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	738,000	765,840
05/15/2026	5.875%	760,000	793,129
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	787,000	779,085
Cemex SAB de CV(a)
04/16/2026	7.750%	5,110,000	5,621,496
Core & Main LP(a)
08/15/2025	6.125%	385,000	389,739
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	611,252
Total			8,960,541

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	1,061,540
05/01/2027	5.875%	901,000	951,507
Charter Communications Operating LLC/Capital(i)
07/01/2049	5.125%	1,800,000	1,837,849
Comcast Corp.
08/15/2047	4.000%	8,210,000	8,640,327
CSC Holdings LLC(a)
10/15/2025	6.625%	663,000	709,232
05/15/2026	5.500%	1,078,000	1,131,799
02/01/2028	5.375%	726,000	753,828
04/01/2028	7.500%	809,000	890,128
DISH DBS Corp.
07/01/2026	7.750%	1,213,000	1,185,640
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	394,000	390,156
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	201,406
02/15/2025	6.625%	382,000	370,970
Sirius XM Radio, Inc.(a),(i)
07/15/2024	4.625%	157,000	160,593
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	679,000	701,089
07/01/2029	5.500%	325,000	333,227
Unitymedia GmbH(a)
01/15/2025	6.125%	645,000	672,599
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	913,000	942,931
Viasat, Inc.(a)
04/15/2027	5.625%	126,000	131,059
Virgin Media Finance PLC(a)
01/15/2025	5.750%	254,000	262,917
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	754,000	771,748
08/15/2026	5.500%	36,000	37,310
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	743,028
Ziggo BV(a)
01/15/2027	5.500%	580,000	589,564
Total			23,470,447
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	409,000	402,340
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	341,293
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	405,046
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	418,572
Chemours Co. (The)
05/15/2023	6.625%	225,000	232,777
05/15/2025	7.000%	240,000	250,623
INEOS Group Holdings SA(a)
08/01/2024	5.625%	485,000	494,785
LYB International Finance BV
07/15/2043	5.250%	2,960,000	3,303,256
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	1,419,000	1,431,001
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	782,000	813,583
PQ Corp.(a)
11/15/2022	6.750%	680,000	704,487
12/15/2025	5.750%	684,000	693,870
Sasol Financing International Ltd.
11/14/2022	4.500%	2,256,000	2,325,061
Sasol Financing USA LLC
03/27/2024	5.875%	2,256,000	2,441,066
SPCM SA(a)
09/15/2025	4.875%	185,000	186,465
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	825,000	848,906
Total			15,293,131
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	226,000	232,187
Herc Holdings, Inc.(a),(i)
07/15/2027	5.500%	295,000	296,811
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	223,825
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	622,163
12/15/2026	6.500%	245,000	264,995
05/15/2027	5.500%	411,000	432,521
Total			2,072,502
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	586,000	562,545
09/01/2023	7.625%	336,000	275,022
APX Group, Inc.(a)
11/01/2024	8.500%	213,000	203,966

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(a)
08/15/2026	6.750%	140,000	149,954
GrubHub Holdings, Inc.(a)
07/01/2027	5.500%	108,000	110,943
Total			1,302,430
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	195,000	201,042
01/15/2027	7.750%	227,000	245,379
Mattel, Inc.(a)
12/31/2025	6.750%	273,000	280,820
Prestige Brands, Inc.(a)
03/01/2024	6.375%	604,000	632,229
Resideo Funding, Inc.(a)
11/01/2026	6.125%	189,000	196,291
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	592,000	615,979
12/15/2026	5.250%	116,000	117,509
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	480,047
Valvoline, Inc.
07/15/2024	5.500%	256,000	265,085
Total			3,034,381
Diversified Manufacturing 0.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	90,981
02/15/2026	6.375%	104,000	111,676
Gates Global LLC/Co.(a)
07/15/2022	6.000%	276,000	275,805
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	241,686
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	90,000	94,805
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	372,112
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	387,000	407,988
Total			1,595,053
Electric 3.5%
AES Corp. (The)
03/15/2023	4.500%	724,000	743,325
09/01/2027	5.125%	245,000	258,498
Appalachian Power Co.
05/15/2044	4.400%	10,365,000	11,272,953
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2025	5.750%	121,000	120,222
Calpine Corp.(a)
06/01/2026	5.250%	443,000	451,024
Clearway Energy Operating LLC
08/15/2024	5.375%	733,000	745,670
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	278,000	283,520
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,341,676
11/15/2025	3.600%	585,000	608,160
02/15/2027	2.950%	619,000	610,785
03/31/2043	4.700%	640,000	711,245
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	9,503,053
DTE Energy Co.
10/01/2026	2.850%	17,062,000	16,872,322
Duke Energy Corp.
08/15/2027	3.150%	6,650,000	6,743,679
09/01/2046	3.750%	6,935,000	6,780,419
06/15/2049	4.200%	12,340,000	12,945,265
Emera U.S. Finance LP
06/15/2046	4.750%	19,436,000	20,970,647
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,838,969
Indiana Michigan Power Co.
07/01/2047	3.750%	2,302,000	2,325,269
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	8,643,000	9,062,981
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	187,000	188,149
09/15/2027	4.500%	598,000	594,298
NRG Energy, Inc.
01/15/2027	6.625%	633,000	687,434
NRG Energy, Inc.(a)
06/15/2029	5.250%	181,000	193,210
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	410,000	418,287
Southern Co. (The)
07/01/2026	3.250%	13,151,000	13,349,672
07/01/2036	4.250%	2,260,000	2,339,005
07/01/2046	4.400%	12,815,000	13,528,142
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	554,000	556,629
Vistra Energy Corp.
11/01/2024	7.625%	161,000	169,677

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	161,655
02/15/2027	5.625%	475,000	502,833
07/31/2027	5.000%	175,000	181,268
WEC Energy Group, Inc.
06/15/2025	3.550%	1,606,000	1,686,422
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,817,071
06/15/2028	4.000%	10,550,000	11,354,226
Total			161,917,660
Environmental 0.0%
Clean Harbors, Inc.(a),(i)
07/15/2027	4.875%	103,000	104,670
07/15/2029	5.125%	72,000	73,554
GFL Environmental, Inc.(a)
05/01/2022	5.625%	204,000	205,119
03/01/2023	5.375%	89,000	88,191
05/01/2027	8.500%	194,000	208,600
Hulk Finance Corp.(a)
06/01/2026	7.000%	63,000	64,392
Total			744,526
Finance Companies 1.3%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	404,000	430,081
10/01/2023	5.125%	392,000	414,137
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	32,224,155
11/15/2035	4.418%	24,440,000	24,189,490
iStar, Inc.
04/01/2022	6.000%	357,000	366,717
Navient Corp.
06/15/2022	6.500%	1,347,000	1,431,926
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	647,000	609,138
Quicken Loans, Inc.(a)
05/01/2025	5.750%	703,000	725,182
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	157,237
03/15/2024	6.125%	506,000	543,950
03/15/2025	6.875%	480,000	525,985
Total			61,617,998
Food and Beverage 3.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	23,436,000	26,078,831
B&G Foods, Inc.
04/01/2025	5.250%	509,000	514,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	24,115,000	25,357,140
Conagra Brands, Inc.
11/01/2048	5.400%	8,300,000	9,108,835
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	51,000	53,268
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	229,000	202,487
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,335,885
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	32,893,000	31,165,328
MHP SE(a)
05/10/2024	7.750%	3,140,000	3,326,720
Mondelez International, Inc.(a)
10/28/2019	1.625%	32,085,000	31,978,510
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,238,000	1,276,444
01/15/2028	5.625%	176,000	180,829
Post Holdings, Inc.(a),(i)
12/15/2029	5.500%	290,000	290,975
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.972%	5,245,000	5,242,933
Total			137,112,434
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	302,301
04/01/2026	6.375%	25,000	26,422
08/15/2026	6.000%	131,000	137,776
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	194,000	193,974
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	405,724
09/15/2026	6.000%	227,000	247,805
International Game Technology PLC(a)
02/15/2022	6.250%	1,103,000	1,165,022
02/15/2025	6.500%	328,000	358,829
01/15/2027	6.250%	131,000	143,245
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	329,000	338,040
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	516,754
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	241,000	259,571

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
03/15/2023	6.000%	1,090,000	1,181,604
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	310,000	315,232
Scientific Games International, Inc.
12/01/2022	10.000%	290,000	304,951
Scientific Games International, Inc.(a)
10/15/2025	5.000%	472,000	476,603
03/15/2026	8.250%	554,000	580,629
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	226,000	238,996
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	202,000	208,777
Total			7,402,255
Health Care 2.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	465,000	484,448
Avantor, Inc.(a)
10/01/2025	9.000%	417,000	464,412
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.504%	10,234,000	10,297,349
Becton Dickinson and Co.
06/06/2027	3.700%	6,473,000	6,757,184
05/15/2044	4.875%	2,535,000	2,747,164
Cardinal Health, Inc.
09/15/2045	4.900%	2,275,000	2,219,820
06/15/2047	4.368%	12,325,000	11,260,391
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	462,000	468,751
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	227,548
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	257,000	247,376
CVS Health Corp.
03/25/2048	5.050%	23,630,000	25,198,300
DaVita, Inc.
07/15/2024	5.125%	65,000	65,082
05/01/2025	5.000%	68,000	67,166
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	15,865,000	17,325,564
HCA, Inc.
02/01/2025	5.375%	189,000	203,975
09/01/2028	5.625%	1,220,000	1,318,639
02/01/2029	5.875%	214,000	234,099
IQVIA, Inc.(a)
05/15/2027	5.000%	246,000	253,774
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	14,349,986
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	453,000	424,490
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	697,000	704,381
Tenet Healthcare Corp.
04/01/2022	8.125%	140,000	146,779
07/15/2024	4.625%	482,000	489,439
05/01/2025	5.125%	257,000	259,576
08/01/2025	7.000%	376,000	374,855
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	402,000	415,788
Total			97,006,336
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	345,000	356,028
Centene Corp.(a)
06/01/2026	5.375%	745,000	784,185
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	3,300,098
WellCare Health Plans, Inc.
04/01/2025	5.250%	496,000	517,846
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	358,000	379,983
Total			5,338,140
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	356,000	390,215
06/01/2026	5.250%	104,000	110,171
Meritage Homes Corp.
04/01/2022	7.000%	439,000	476,813
06/01/2025	6.000%	408,000	438,601
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	44,000	44,945
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	387,000	407,343
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	142,000	146,475
Total			2,014,563
Independent Energy 0.4%
California Resources Corp.(a)
12/15/2022	8.000%	138,000	103,975

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
10/01/2024	6.125%	130,000	131,262
07/01/2026	6.375%	966,000	975,226
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,659,839
06/30/2033	6.450%	1,795,000	2,230,226
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	644,000	623,843
Centennial Resource Production LLC(a)
01/15/2026	5.375%	229,000	216,197
04/01/2027	6.875%	279,000	281,694
Chesapeake Energy Corp.
10/01/2026	7.500%	436,000	388,835
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	981,000	983,578
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	115,000	121,402
Extraction Oil & Gas, Inc.(a)
02/01/2026	5.625%	178,000	143,655
Hess Corp.
02/15/2041	5.600%	1,965,000	2,117,026
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	219,000	197,102
Jagged Peak Energy LLC
05/01/2026	5.875%	621,000	612,426
Matador Resources Co.
09/15/2026	5.875%	417,000	422,708
MEG Energy Corp.(a)
01/15/2025	6.500%	95,000	95,478
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	800,000	813,071
10/15/2027	5.625%	185,000	193,535
PDC Energy, Inc.
09/15/2024	6.125%	296,000	297,482
05/15/2026	5.750%	120,000	119,067
QEP Resources, Inc.
03/01/2026	5.625%	227,000	213,269
SM Energy Co.
09/15/2026	6.750%	550,000	515,854
01/15/2027	6.625%	113,000	104,583
WPX Energy, Inc.
01/15/2022	6.000%	61,000	63,777
09/15/2024	5.250%	350,000	358,961
06/01/2026	5.750%	349,000	362,586
Total			17,346,657
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,340,954
Leisure 0.0%
Cedar Fair LP(a)
07/15/2029	5.250%	148,000	151,028
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	227,000	233,515
03/15/2026	5.625%	206,000	216,325
Viking Cruises Ltd.(a)
09/15/2027	5.875%	337,000	341,134
Total			942,002
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	71,017
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	2,355,000	2,558,123
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	16,579,000	17,304,812
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%	992,000	1,161,492
05/15/2047	4.270%	10,325,000	11,166,818
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,356,760
06/15/2046	4.800%	4,816,000	5,356,124
Total			43,975,146
Lodging 0.0%
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	72,000	77,220
Media and Entertainment 0.2%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	776,000	841,961
Discovery Communications LLC
05/15/2049	5.300%	1,732,000	1,860,260
iHeartCommunications, Inc.
05/01/2026	6.375%	142,350	151,035
05/01/2027	8.375%	647,417	677,668
Match Group, Inc.
06/01/2024	6.375%	695,000	729,997
Netflix, Inc.
04/15/2028	4.875%	1,005,000	1,038,295
11/15/2028	5.875%	549,000	608,314

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
05/15/2029	6.375%	32,000	36,334
11/15/2029	5.375%	379,000	403,100
Nexstar Escrow, Inc.(a),(i)
07/15/2027	5.625%	69,000	70,671
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	394,000	407,651
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	207,000	211,677
Total			7,036,963
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	323,000	341,088
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	703,000	737,625
Constellium NV(a)
05/15/2024	5.750%	290,000	297,661
02/15/2026	5.875%	721,000	741,110
Freeport-McMoRan, Inc.
11/14/2024	4.550%	511,000	522,591
03/15/2043	5.450%	724,000	663,470
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	992,000	1,024,240
Novelis Corp.(a)
08/15/2024	6.250%	165,000	172,832
09/30/2026	5.875%	773,000	784,642
Total			5,285,259
Midstream 1.9%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	319,000	318,977
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	408,000	430,482
DCP Midstream Operating LP
07/15/2025	5.375%	375,000	395,397
05/15/2029	5.125%	256,000	264,486
04/01/2044	5.600%	290,000	272,771
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	295,048
Enterprise Products Operating LLC(i)
01/31/2050	4.200%	3,275,000	3,366,048
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	798,000	831,990
Kinder Morgan, Inc.
02/15/2046	5.050%	22,510,000	24,518,747
MPLX LP
04/15/2048	4.700%	6,430,000	6,544,647
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	136,000	140,421
08/15/2027	4.875%	164,000	173,766
12/15/2037	7.768%	214,000	272,487
NuStar Logistics LP
06/01/2026	6.000%	153,000	158,540
04/28/2027	5.625%	328,000	330,434
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,740,000	20,922,707
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	506,000	512,434
Sunoco LP/Finance Corp.
01/15/2023	4.875%	228,000	233,306
02/15/2026	5.500%	361,000	375,646
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	377,000	381,020
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,126,000	1,166,566
01/15/2028	5.000%	283,000	285,586
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	75,000	81,833
01/15/2029	6.875%	481,000	533,258
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	587,568
Western Gas Partners LP
08/15/2048	5.500%	3,440,000	3,261,798
Williams Companies, Inc. (The)
09/15/2045	5.100%	17,550,000	19,025,727
Total			85,681,690
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,929,547
02/15/2043	5.250%	990,000	1,151,485
05/15/2047	4.375%	12,320,000	13,193,032
Sempra Energy
11/15/2020	2.850%	10,845,000	10,894,605
11/15/2025	3.750%	7,365,000	7,591,628
06/15/2027	3.250%	637,000	634,785
Total			38,395,082
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	704,000	710,270
Calfrac Holdings LP(a)
06/15/2026	8.500%	207,000	145,173
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	142,000	134,952

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
02/01/2025	5.750%	610,000	541,030
Rowan Companies, Inc.
01/15/2024	4.750%	163,000	123,796
SESI LLC
09/15/2024	7.750%	124,000	79,938
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	176,715	179,974
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	100,170	103,256
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	127,978
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	168,000	168,210
Transocean, Inc.(a)
01/15/2026	7.500%	85,000	81,185
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	540,000	571,485
Total			2,967,247
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	486,000	495,498
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	10,671,478
07/01/2116	3.885%	3,080,000	3,264,470
Total			14,431,446
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	314,000	323,014
03/15/2027	5.375%	824,000	868,036
Total			1,191,050
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	348,000	354,307
02/15/2025	6.000%	698,000	723,942
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	144,000	147,038
07/15/2027	5.625%	176,000	182,970
BWAY Holding Co.(a)
04/15/2024	5.500%	391,000	391,057
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	365,000	337,176
Novolex (a)
01/15/2025	6.875%	186,000	168,390
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	409,000	416,727
07/15/2024	7.000%	320,000	330,665
Total			3,052,272
Pharmaceuticals 1.0%
AbbVie, Inc.
11/14/2048	4.875%	12,340,000	12,969,858
Allergan Funding SCS
06/15/2044	4.850%	7,435,000	7,710,028
Amgen, Inc.
06/15/2051	4.663%	8,385,000	9,161,577
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	7,000	7,439
04/15/2025	6.125%	739,000	755,164
11/01/2025	5.500%	429,000	447,128
04/01/2026	9.250%	730,000	817,482
01/31/2027	8.500%	311,000	342,393
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	341,756
07/15/2027	5.000%	57,000	57,962
Celgene Corp.
02/20/2048	4.550%	1,900,000	2,167,957
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	269,000	271,017
Gilead Sciences, Inc.
09/20/2019	1.850%	5,040,000	5,034,567
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	728,096
Johnson & Johnson
12/05/2033	4.375%	4,343,000	5,092,997
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	267,000	262,181
Total			46,167,602
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	96,000	99,087
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	206,000	210,969
HUB International Ltd.(a)
05/01/2026	7.000%	588,000	596,151
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	2,447,000	3,237,995
Total			4,144,202

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	10,730,000	10,730,933
CSX Corp.
05/30/2042	4.750%	2,780,000	3,154,686
11/01/2066	4.250%	9,585,000	9,685,940
Total			23,571,559
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,245,784
IRB Holding Corp.(a)
02/15/2026	6.750%	533,000	534,367
Total			1,780,151
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	199,000	198,929
11/01/2035	6.875%	166,000	147,630
Lowe’s Companies, Inc.
04/05/2049	4.550%	4,297,000	4,632,690
Party City Holdings, Inc.(a)
08/01/2026	6.625%	100,000	96,897
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	603,009
PetSmart, Inc.(a)
03/15/2023	7.125%	214,000	200,706
06/01/2025	5.875%	351,000	340,439
Total			6,220,300
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	171,000	182,622
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	139,000	140,270
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,279,949
02/01/2047	4.450%	2,830,000	2,767,916
01/15/2048	4.650%	14,306,000	14,378,288
Total			20,749,045
Technology 1.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	435,000	442,632
08/01/2025	6.875%	242,000	246,120
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	16,120,000	15,792,635
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
10/15/2024	7.875%	1,438,000	1,510,809
CDK Global, Inc.
06/01/2027	4.875%	496,000	513,439
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.727%	12,395,000	12,404,346
CommScope Finance LLC(a)
03/01/2024	5.500%	204,000	209,341
03/01/2026	6.000%	308,000	315,794
03/01/2027	8.250%	123,000	125,579
CommScope Technologies LLC(a)
06/15/2025	6.000%	441,000	413,097
03/15/2027	5.000%	181,000	157,861
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	182,000	192,266
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	100,000	103,371
Equinix, Inc.
01/15/2026	5.875%	1,328,000	1,413,627
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	736,087
Informatica LLC(a)
07/15/2023	7.125%	434,000	441,343
International Business Machines Corp.
05/15/2049	4.250%	8,127,000	8,727,163
Iron Mountain, Inc.
08/15/2024	5.750%	481,000	485,775
NCR Corp.
07/15/2022	5.000%	233,000	234,832
12/15/2023	6.375%	485,000	500,330
PTC, Inc.
05/15/2024	6.000%	451,000	473,569
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	740,000	732,792
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	598,000	615,563
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	314,000	333,810
Symantec Corp.(a)
04/15/2025	5.000%	645,000	661,218
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	255,000	262,685
VeriSign, Inc.
05/01/2023	4.625%	475,000	482,087

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Escrow Corp.(a)
08/15/2026	9.750%	357,000	371,318
Total			48,899,489
Tobacco 0.3%
BAT Capital Corp.
08/14/2020	2.297%	13,110,000	13,081,656
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	126,000	128,678
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	215,000	216,226
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	8,078,225
11/01/2046	4.200%	3,105,000	3,159,657
FedEx Corp.
04/01/2046	4.550%	18,390,000	18,844,196
Hertz Corp. (The)(a)
06/01/2022	7.625%	591,000	613,830
10/15/2024	5.500%	242,000	231,338
XPO Logistics, Inc.(a)
06/15/2022	6.500%	212,000	216,239
Total			31,488,389
Wireless 0.3%
Altice France SA(a)
05/01/2026	7.375%	873,000	894,846
02/01/2027	8.125%	290,000	304,562
Altice Luxembourg SA(a)
05/15/2027	10.500%	325,000	333,707
America Movil SAB de CV
03/30/2020	5.000%	4,983,000	5,078,364
SBA Communications Corp.
09/01/2024	4.875%	931,000	957,957
Sprint Corp.
02/15/2025	7.625%	1,682,000	1,796,371
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,084,000	1,169,081
02/01/2026	4.500%	361,000	369,986
04/15/2027	5.375%	350,000	374,536
02/01/2028	4.750%	553,000	569,739
Wind Tre SpA(a)
01/20/2026	5.000%	636,000	620,429
Total			12,469,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	28,403,000	30,567,280
06/15/2045	4.350%	7,200,000	7,194,895
CenturyLink, Inc.
03/15/2022	5.800%	960,000	1,003,244
12/01/2023	6.750%	552,000	596,476
Frontier Communications Corp.
09/15/2022	10.500%	110,000	74,525
01/15/2023	7.125%	256,000	153,411
09/15/2025	11.000%	109,000	67,928
Frontier Communications Corp.(a)
04/01/2026	8.500%	287,000	278,657
Telecom Italia Capital SA
09/30/2034	6.000%	221,000	224,413
Telecom Italia SpA(a)
05/30/2024	5.303%	274,000	283,571
Verizon Communications, Inc.
08/10/2033	4.500%	11,250,000	12,675,701
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	963,000	981,929
Total			54,102,030
Total Corporate Bonds & Notes (Cost $1,107,916,745)			1,157,549,206

Foreign Government Obligations(j) 3.5%

Argentina 1.9%
Argentine Republic Government International Bond
01/26/2027	6.875%	57,000,000	45,496,146
01/11/2028	5.875%	10,636,000	8,066,417
Provincia de Buenos Aires(a)
06/15/2027	7.875%	2,024,000	1,499,120
Provincia de Cordoba(a)
06/10/2021	7.125%	36,000,000	31,193,244
08/01/2027	7.125%	2,690,000	2,035,854
Total			88,290,781
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,471,106
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,758,185
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,233,580

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	47

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
El Salvador 0.1%
El Salvador Government International Bond(a)
12/01/2019	7.375%	2,256,000	2,280,496
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,904,094
03/15/2024	7.500%	2,256,000	2,484,524
Total			6,388,618
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	5,205,000	5,162,496
Mexico 0.9%
Petroleos Mexicanos
09/21/2047	6.750%	21,373,000	18,923,269
02/12/2048	6.350%	26,650,000	22,852,082
Total			41,775,351
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%	2,256,000	2,255,414
Oman 0.0%
Oman Government International Bond(a)
06/15/2021	3.625%	2,256,000	2,222,311
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,902,320
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,775,000	1,719,080
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	2,256,000	2,317,311
Total Foreign Government Obligations (Cost $166,286,394)			160,777,049

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	905,000	1,102,616
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015B
01/01/2033	7.375%	660,000	784,509
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	2,195,000	2,371,917
Total			4,259,042
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	2,097,616
Total Municipal Bonds (Cost $5,508,876)			6,356,658

Residential Mortgage-Backed Securities - Agency 33.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	9,373	10,031
01/01/2025	9.000%	2,954	3,190
09/01/2028- 10/01/2031	6.000%	246,382	272,167
04/01/2030- 04/01/2032	7.000%	125,912	144,357
08/01/2045- 01/01/2046	3.500%	65,482,258	68,313,571
10/01/2045	4.000%	21,723,286	22,683,050
04/01/2048	4.500%	49,350,582	51,891,514
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.506%	1,258,526	170,560
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.656%	3,058,479	542,244
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	3.806%	18,895,280	3,622,845
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	3.656%	7,318,533	1,241,832

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.576%	2,686,260	461,833
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,038,399	504,787
CMO Series 4182 Class DI
05/15/2039	3.500%	7,675,343	577,305
Federal Home Loan Mortgage Corp.(g),(k)
CMO Series 4620 Class AS
11/15/2042	1.728%	3,083,617	156,929
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	1,766	1,833
04/01/2023	8.500%	308	309
06/01/2024	9.000%	3,373	3,404
02/01/2027- 08/01/2029	3.000%	17,209,864	17,597,816
02/01/2027- 09/01/2031	7.500%	32,595	35,421
10/01/2028- 08/01/2035	6.000%	1,116,389	1,250,597
05/01/2029- 05/01/2038	7.000%	2,094,533	2,475,461
08/01/2034	5.500%	898,154	997,620
08/01/2041	4.500%	1,975,109	2,123,816
08/01/2043- 02/01/2048	3.500%	127,787,012	131,508,114
05/01/2044- 06/01/2048	4.000%	128,914,121	134,354,326
CMO Series 2017-72 Class B
09/25/2047	3.000%	33,712,978	34,356,626
Federal National Mortgage Association(i)
08/19/2034	2.500%	41,500,000	41,776,397
08/19/2034- 08/13/2049	3.000%	109,000,000	110,608,541
08/19/2034- 08/13/2049	3.500%	97,000,000	99,228,184
08/13/2049	4.000%	151,900,000	156,946,521
08/13/2049	4.500%	50,000,000	52,231,935
08/13/2049	5.000%	168,000,000	177,532,031
Federal National Mortgage Association(l)
08/01/2040- 06/01/2044	4.500%	18,155,421	19,496,682
06/01/2047	4.000%	23,488,822	24,508,345
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	5,499,436	675,755
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.496%	4,383,106	940,450
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.746%	5,535,678	888,613
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.596%	3,784,341	741,414
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.596%	18,339,308	3,556,122
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.596%	47,883,691	9,578,405
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.746%	19,901,893	4,409,284
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.696%	22,299,663	4,246,572
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.746%	16,886,215	3,660,144
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.796%	23,682,884	4,782,837
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.796%	21,564,449	3,998,111

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	49

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.746%	34,684,996	7,049,205
CMO Series 2019-33 Class SB
1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.638%	60,000,000	11,686,164
Federal National Mortgage Association(b),(c),(i),(k)
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.500% 06/14/2039	3.668%	53,000,000	10,633,125
Government National Mortgage Association(i)
07/22/2049	3.500%	149,000,000	153,918,164
07/22/2049	4.500%	50,000,000	52,116,700
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,682,262	839,980
Government National Mortgage Association(b),(k)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.817%	21,565,675	3,981,297
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.817%	21,960,888	4,582,884
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.817%	32,185,969	6,775,610
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.817%	18,578,244	3,454,483
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.767%	21,403,052	3,731,224
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.817%	25,358,699	4,381,605
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.817%	24,714,286	5,035,761
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.817%	18,774,383	3,488,294
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.867%	28,883,032	5,573,975
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.817%	23,987,931	4,317,427
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.817%	20,605,976	3,011,147
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.767%	21,783,041	3,676,350
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.817%	55,773,133	10,344,371
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.767%	47,667,055	8,778,975
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.767%	29,658,961	4,718,062
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.817%	24,274,871	4,937,812

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.817%	30,510,474	4,990,455
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.817%	32,646,716	5,900,819
CMO Series 2019-15 Class SC
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.667%	21,821,975	3,747,985
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.617%	39,154,939	7,886,654
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.667%	50,919,547	8,609,981
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.767%	30,516,538	5,814,945
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	3.767%	30,935,692	6,041,156
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	3.667%	32,221,440	6,084,097
Total Residential Mortgage-Backed Securities - Agency (Cost $1,532,596,696)			1,561,216,608

Residential Mortgage-Backed Securities - Non-Agency 25.3%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	6,387,616	6,360,988
Series 2017-B Class A
09/25/2056	3.163%	18,290,236	18,308,821
Angel Oak Mortgage Trust I LLC(a),(c),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	11,074,363
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	28,275,903	28,854,905
CMO Series 2019-2 Class A2
03/25/2049	3.782%	8,970,643	9,107,093
CMO Series 2019-2 Class A3
03/25/2049	3.833%	7,459,798	7,573,150
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	6,899,501	6,901,774
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	6,089,146	6,215,052
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	14,117,756	14,269,883
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G75
05/24/2036	3.625%	2,614,269	2,608,731
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	16,350,231	16,481,623
Bayview Opportunity Master Fund IVa Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	2,135,053
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.584%	1,193,463	1,200,346
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	35,813	35,753
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.354%	13,524,146	13,519,686
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.754%	15,664,000	15,697,081
CMO Series 2018-3A Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2027	3.604%	11,300,000	11,299,991
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	19,407,711	19,407,711
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	2,174,060	2,175,072

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	51

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.154%	14,900,000	14,917,902
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	17,409,982	17,379,534
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	21,894,170	22,097,712
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.478%	24,768,448	24,576,634
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.239%	586,903	588,747
CMO Series 2014-12 Class 3A1
10/25/2035	4.530%	3,397,406	3,454,493
CMO Series 2014-C Class A
02/25/2054	3.250%	473,671	471,988
CMO Series 2015-A Class A4
06/25/2058	4.250%	2,158,168	2,242,339
CMO Series 2015-A Class B3
06/25/2058	4.500%	898,882	899,521
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	9,266,040	9,030,795
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	6,272,286	126,007
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	6,187,015	6,411,107
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,654,180	3,561,008
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,169,890
COLT 2019-1 Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	7,715,305	7,864,414
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	2,000,000	1,989,586
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A2
02/25/2048	2.981%	1,379,743	1,386,451
CMO Series 2018-3 Class A1
10/26/2048	3.692%	9,449,021	9,655,214
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	4.795%	3,875,873	3,971,234
CMO Series 2010-8R Class 1A5
03/26/2036	4.000%	1,177,617	1,175,869
CMO Series 2011-12R Class 3A1
07/27/2036	4.458%	1,225,855	1,224,422
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	25,246,668	26,383,227
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,771,719	5,785,327
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	502,911
CMO Series 2018-4A Class M1
10/25/2058	4.735%	11,655,000	12,068,946
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	841,828
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,965,479
Ellington Financial Mortgage Trust(a),(c),(g)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	5,532,312	5,683,344
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	6,379,798	6,589,543
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	29,000,000	29,795,421
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	2,322,756	2,320,365
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	14,911,327	14,986,229
GCAT LLC(a),(g)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	13,705,180	13,726,907
GCAT LLC(a),(c),(e),(g)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	16,000,000	16,000,000
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	40,698,435	40,675,070
Headlands Residential LLC(a),(i)
CMO Series 2019-RPL1
06/25/2024	3.967%	15,000,000	14,999,988

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2019-1 Class A1
01/25/2059	3.454%	8,652,708	8,739,662
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	463,804	465,519
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	10,230,704	10,226,213
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,959,961
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	11,248,319	11,389,088
LVII Resecuritization Trust(a),(g)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.777%	14,500,000	14,900,900
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	7,909,306	7,906,007
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	16,608,513	16,598,133
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	6,981,455	7,055,182
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	11,714,173	11,992,883
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	2.950%	437,932	436,728
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	24,334,665	24,454,097
Series 2018-PLS1 Class C
01/25/2023	3.981%	15,937,492	16,009,085
Subordinated CMO Series 2018-PLS1 Class B
01/25/2023	3.588%	5,483,868	5,510,022
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	10,493,821	10,583,445
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	13,897,223	14,015,153
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.954%	9,500,000	9,548,850
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.429%	22,671,299	22,592,579
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.162%	10,000,000	10,016,413
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.254%	25,950,000	25,991,499
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.054%	17,400,000	17,461,405
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	7,240,571	7,247,344
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,904,278
CMO Series 2018-2A Class A1
08/25/2023	4.000%	17,269,648	17,265,543
CMO Series 2019-2A Class A1
04/25/2024	3.967%	7,371,225	7,478,355
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	15,293,511	15,327,442
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,972,564
CMO Series 2018-1A Class A1
04/25/2023	3.750%	16,852,778	16,882,763
CMO Series 2018-3A Class A1
10/25/2023	4.483%	28,619,484	29,049,770
CMO Series 2019-1A Class A1
01/25/2024	4.500%	30,067,986	30,300,761
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.354%	15,000,000	15,046,497
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.187%	10,000,000	10,016,041
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.481%	1,818,827	1,843,103

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	53

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	7,428,153	7,557,487
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	8,676,325	8,712,088
CMO Series 2019-1 Class A1
05/24/2024	3.721%	14,863,109	14,863,093
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	19,888,302	19,827,581
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	9,731,926	9,821,290
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.404%	10,103,528	10,143,100
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	16,375,968	16,438,855
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	10,345,755	10,425,231
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	35,000,000	35,507,283
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(g)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	11,893,839	12,005,004
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	11,847,392	11,947,420
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	3,770,532	3,760,030
CMO Series 2018-3 Class A3
10/25/2058	4.282%	9,236,198	9,478,694
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	23,263,697	23,864,133
CMO Series 2019-1 Class A1
02/25/2059	3.836%	5,932,709	6,024,924
CMO Series 2019-1 Class A3
02/25/2059	4.040%	6,052,687	6,146,399
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	4,772,160	4,765,108
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	6,010,732
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(g)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	11,110,422	11,138,776
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,161,243,408)			1,171,371,041

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.669%	276,420	271,699
Finance Companies 0.0%
Ellie Mae, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.525%	302,000	300,740
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(m),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.169%	276,164	275,905
8th Avenue Food & Provisions, Inc.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.169%	76,349	75,967
Total			351,872
Health Care 0.0%
Avantor, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	5.402%	22,976	23,062
Metals and Mining 0.0%
Big River Steel LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	62,942	63,099
Property & Casualty 0.0%
HUB International Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.586%	183,150	178,425

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Ascend Learning LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.402%	209,876	206,531
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.404%	263,000	262,918
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.652%	143,549	141,754
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.902%	181,928	177,027
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	6.370%	73,135	70,759
3-month USD LIBOR + 4.250% 04/26/2024	6.780%	225,454	223,763
Refinitiv US Holdings, Inc.(a),(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.152%	681,344	660,264
Tempo Acquisition LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.402%	200,975	200,012
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultimate Software Group, Inc. (The)(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	0.000%	166,000	166,207
Total			2,109,235
Total Senior Loans (Cost $3,318,600)			3,298,132

U.S. Treasury Obligations 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	30,776,237
08/15/2048	3.000%	7,560,000	8,291,194
Total U.S. Treasury Obligations (Cost $37,272,716)			39,067,431

Options Purchased Calls 0.0%
Value ($)
(Cost $1,172,500)	1,493,625

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(o),(p)	137,839,094	137,825,310
Total Money Market Funds (Cost $137,825,310)		137,825,310
Total Investments in Securities (Cost: $5,378,932,187)		5,466,740,122
Other Assets & Liabilities, Net		(846,611,312)
Net Assets		4,620,128,810

At June 30, 2019, securities and/or cash totaling $41,324,522 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	10,532	09/2019	USD	1,347,766,875	1,759,963	—
U.S. Treasury 5-Year Note	5,574	09/2019	USD	658,602,938	11,115,314	—
U.S. Treasury Ultra 10-Year Note	197	09/2019	USD	27,210,625	892,213	—
U.S. Ultra Treasury Bond	743	09/2019	USD	131,928,938	6,889,497	—
Total					20,656,987	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	55

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(4,688)	06/2020	USD	(1,153,013,600)	—	(1,861,959)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	175,000,000	175,000,000	1.75	12/06/2019	1,172,500	1,493,625

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(400,000,000)	(400,000,000)	2.15	8/15/2019	(2,040,000)	(8,267,640)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(650,000,000)	(650,000,000)	2.25	7/24/2019	(1,478,750)	(10,178,740)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(432,000,000)	(432,000,000)	1.50	12/20/2019	(2,257,200)	(1,839,758)
Total							(5,775,950)	(20,286,138)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	248,328	(2,667)	342,267	—	—	(96,606)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	17,000,000	527,697	(5,667)	706,094	—	—	(184,064)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	18,000,000	802,800	(6,000)	1,019,876	—	—	(223,076)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	17,000,000	527,697	(5,667)	983,293	—	—	(461,263)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	527,697	(5,667)	757,939	—	—	(235,909)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	527,697	(5,666)	1,003,242	—	—	(481,211)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	10,000,000	446,000	(3,333)	518,322	—	—	(75,655)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	17,000,000	527,696	(5,666)	1,084,223	—	—	(562,193)
Total							4,135,612	(40,333)	6,415,256	—	—	(2,319,977)

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	9,755,000	2,505	—	—	2,505	—
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	123,175,000	(822,119)	—	—	—	(822,119)
Total							(819,614)	—	—	2,505	(822,119)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $2,599,406,632, which represents 56.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $21,642,813, which represents 0.47% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	105,738,835	743,997,809	(711,897,550)	137,839,094	5,820	—	1,544,742	137,825,310
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	57

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	298,332	—	—	298,332
Asset-Backed Securities — Non-Agency	—	777,576,706	28,047,813	—	805,624,519
Commercial Mortgage-Backed Securities - Agency	—	90,386,820	—	—	90,386,820
Commercial Mortgage-Backed Securities - Non-Agency	—	331,475,391	—	—	331,475,391
Corporate Bonds & Notes	—	1,157,549,206	—	—	1,157,549,206
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Foreign Government Obligations	—	160,777,049	—	—	160,777,049
Municipal Bonds	—	6,356,658	—	—	6,356,658
Residential Mortgage-Backed Securities - Agency	—	1,550,583,483	10,633,125	—	1,561,216,608
Residential Mortgage-Backed Securities - Non-Agency	—	1,138,613,334	32,757,707	—	1,171,371,041
Senior Loans	—	3,298,132	—	—	3,298,132
U.S. Treasury Obligations	39,067,431	—	—	—	39,067,431
Options Purchased Calls	—	1,493,625	—	—	1,493,625
Money Market Funds	—	—	—	137,825,310	137,825,310
Total Investments in Securities	39,067,431	5,218,408,736	71,438,645	137,825,310	5,466,740,122
Investments in Derivatives
Asset
Futures Contracts	20,656,987	—	—	—	20,656,987
Swap Contracts	—	2,505	—	—	2,505
Liability
Futures Contracts	(1,861,959)	—	—	—	(1,861,959)
Options Contracts Written	—	(20,286,138)	—	—	(20,286,138)
Swap Contracts	—	(3,142,096)	—	—	(3,142,096)
Total	57,862,459	5,194,983,007	71,438,645	137,825,310	5,462,109,421
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2019 ($)
Asset-Backed Securities — Non-Agency	20,016,259	—	(495,000)	(634,111)	20,000,000	(545,000)	—	(10,294,335)	28,047,813
Residential Mortgage-Backed Securities — Agency	—	—	—	(66,250)	10,699,375	—	—	—	10,633,125
Residential Mortgage-Backed Securities — Non-Agency	16,748,630	—	1	936,558	16,000,000	(927,482)	—	—	32,757,707
Total	36,764,889	—	(494,999)	236,197	46,699,375	(1,472,482)	—	(10,294,335)	71,438,645
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2019 was $(207,637), which is comprised of Asset-Backed Securities — Non-Agency of $(1,077,945), Residential Mortgage-Backed Securities — Agency of $(66,250) and Residential Mortgage-Backed Securities — Non-Agency of $936,558.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	59

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 1.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.5%
French Republic Government Bond OAT(c)
05/25/2048	2.000%	EUR	425,000	622,156
Greece 0.1%
Hellenic Republic Government Bond(d)
10/15/2042	0.000%	EUR	12,871,600	64,546
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(c)
03/01/2048	3.450%	EUR	265,000	331,196
Spain 1.0%
Spain Government Bond(c)
07/30/2024	0.250%	EUR	985,000	1,143,792
Total Foreign Government Obligations (Cost $2,570,674)				2,161,690

Inflation-Indexed Bonds(a) 96.9%

Australia 1.3%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	446,370	325,709
09/20/2030	2.500%	AUD	354,492	318,302
08/21/2035	2.000%	AUD	228,493	207,292
08/21/2040	1.250%	AUD	171,129	142,818
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	535,824	449,682
Total				1,443,803
Canada 2.1%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	270,031	226,886
12/01/2026	4.250%	CAD	224,470	224,263
12/01/2031	4.000%	CAD	386,830	434,373
12/01/2036	3.000%	CAD	283,824	316,822
12/01/2041	2.000%	CAD	366,735	380,538
12/01/2044	1.500%	CAD	458,687	448,564
12/01/2047	1.250%	CAD	259,148	247,902
12/01/2050	0.500%	CAD	83,689	67,645
Total				2,346,993
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,685,238	276,571
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 9.3%
France Government Bond OAT(c)
07/25/2021	0.100%	EUR	230,457	269,918
07/25/2023	2.100%	EUR	883,058	1,146,395
03/01/2025	0.100%	EUR	389,471	472,966
07/25/2027	1.850%	EUR	1,302,645	1,853,936
07/25/2029	3.400%	EUR	259,792	431,848
07/25/2030	0.700%	EUR	293,689	394,570
07/25/2032	3.150%	EUR	588,411	1,034,085
07/25/2047	0.100%	EUR	516,007	670,911
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	1,832,444	2,246,921
07/25/2024	0.250%	EUR	185,944	228,367
03/01/2028	0.100%	EUR	476,956	591,744
07/25/2036	0.100%	EUR	411,512	524,634
07/25/2040	1.800%	EUR	432,450	746,521
Total				10,612,816
Germany 2.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	465,040	631,772
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2023	0.100%	EUR	590,257	707,397
04/15/2026	0.100%	EUR	595,578	744,369
04/15/2046	0.100%	EUR	318,612	472,178
Total				2,555,716
Italy 8.4%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2021	2.100%	EUR	317,302	377,995
05/15/2022	0.100%	EUR	321,601	362,667
05/22/2023	0.450%	EUR	171,258	190,917
09/15/2023	2.600%	EUR	1,938,138	2,389,322
09/15/2026	3.100%	EUR	793,121	1,029,379
05/15/2028	1.300%	EUR	3,145,230	3,578,409
09/15/2032	1.250%	EUR	548,541	602,418
09/15/2035	2.350%	EUR	487,656	624,295
09/15/2041	2.550%	EUR	386,390	489,713
Total				9,645,115
Japan 6.4%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	734,300	6,974
03/10/2024	0.100%	JPY	104,300	993
09/10/2024	0.100%	JPY	43,239,000	413,076
03/10/2025	0.100%	JPY	147,770,100	1,415,134
03/10/2026	0.100%	JPY	105,346,756	1,014,724
03/10/2027	0.100%	JPY	215,179,008	2,081,631
03/10/2028	0.100%	JPY	237,589,469	2,299,950
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/10/2029	0.100%	JPY	12,033,120	116,403
Total				7,348,885
New Zealand 2.8%
New Zealand Government Inflation-Linked Bond(c)
09/20/2030	3.000%	NZD	2,922,260	2,473,357
09/20/2035	2.500%	NZD	573,080	486,820
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	295,618	259,307
Total				3,219,484
Spain 2.0%
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	390,240	458,740
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	293,269	384,246
11/30/2027	0.650%	EUR	542,100	686,381
11/30/2030	1.000%	EUR	141,009	187,545
11/30/2033	0.700%	EUR	394,441	509,674
Total				2,226,586
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,622	1,604
06/01/2022	0.250%	SEK	2,670,767	311,129
06/01/2025	1.000%	SEK	3,187,887	412,103
12/01/2028	3.500%	SEK	1,635,507	276,065
Total				1,000,901
United Kingdom 22.0%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2024	0.125%	GBP	160,380	231,124
11/22/2027	1.250%	GBP	59,360	102,008
03/22/2029	0.125%	GBP	151,626	245,486
11/22/2032	1.250%	GBP	106,108	210,376
03/22/2034	0.750%	GBP	886,693	1,710,072
01/26/2035	2.000%	GBP	623,181	1,395,339
11/22/2036	0.125%	GBP	188,289	354,462
11/22/2037	1.125%	GBP	669,280	1,477,500
03/22/2040	0.625%	GBP	904,454	1,938,093
11/22/2042	0.625%	GBP	596,416	1,343,551
03/22/2044	0.125%	GBP	736,548	1,533,382
03/22/2046	0.125%	GBP	490,433	1,050,941
11/22/2047	0.750%	GBP	601,709	1,509,829
08/10/2048	0.125%	GBP	450,657	1,006,865
03/22/2050	0.500%	GBP	610,462	1,524,118
03/22/2052	0.250%	GBP	624,650	1,529,032
11/22/2055	1.250%	GBP	579,881	1,889,021
11/22/2056	0.125%	GBP	219,407	561,947
03/22/2058	0.125%	GBP	463,694	1,207,131
03/22/2062	0.375%	GBP	567,858	1,695,984
11/22/2065	0.125%	GBP	301,889	904,629
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/22/2068	0.125%	GBP	525,557	1,661,730
Total				25,082,620
United States 39.3%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		124,154	123,383
04/15/2022	0.125%		3,072,479	3,048,671
07/15/2022	0.125%		66,652	66,454
01/15/2023	0.125%		855,502	850,686
04/15/2023	0.625%		1,007,881	1,019,751
01/15/2024	0.625%		403,992	411,089
07/15/2024	0.125%		2,227,030	2,223,652
01/15/2025	0.250%		620,166	621,013
07/15/2025	0.375%		3,161,670	3,196,850
01/15/2026	0.625%		3,021,059	3,094,284
01/15/2026	2.000%		1,229,171	1,367,982
07/15/2026	0.125%		3,049,082	3,029,268
01/15/2027	2.375%		1,741,781	2,012,102
07/15/2027	0.375%		1,159,184	1,169,871
01/15/2028	0.500%		833,698	847,500
01/15/2028	1.750%		603,598	676,952
04/15/2028	3.625%		64,757	83,158
07/15/2028	0.750%		1,713,790	1,786,055
01/15/2029	2.500%		1,314,773	1,581,994
04/15/2032	3.375%		174,143	238,773
02/15/2040	2.125%		1,108,632	1,419,607
02/15/2041	2.125%		1,154,855	1,488,396
02/15/2042	0.750%		1,332,907	1,338,554
02/15/2043	0.625%		911,118	883,767
02/15/2044	1.375%		597,380	678,303
02/15/2045	0.750%		1,318,069	1,304,683
02/15/2047	0.875%		550,300	560,994
02/15/2048	1.000%		1,046,300	1,101,337
02/15/2049	1.000%		548,203	580,049
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2027	0.375%		3,554,392	3,578,759
01/15/2029	0.875%		4,304,826	4,532,830
Total				44,916,767
Total Inflation-Indexed Bonds (Cost $107,023,336)				110,676,257

Options Purchased Calls 0.4%
Value ($)
(Cost $175,274)	460,067

Options Purchased Puts 0.1%

(Cost $261,278)	111,426

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	61

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(f),(g)	1,359,501	1,359,365
Total Money Market Funds (Cost $1,359,365)		1,359,365
Total Investments in Securities (Cost $111,389,927)		114,768,805
Other Assets & Liabilities, Net		(577,115)
Net Assets		$114,191,690
At June 30, 2019, securities and/or cash totaling $1,781,289 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
414,150 AUD	287,820 USD	Citi	07/03/2019	—	(2,945)
2,100,500 EUR	2,350,093 USD	Citi	07/03/2019	—	(38,591)
17,800 GBP	22,647 USD	Citi	07/03/2019	41	—
2,630,575 GBP	3,324,128 USD	Citi	07/03/2019	—	(16,742)
253,920,000 JPY	2,325,571 USD	Citi	07/03/2019	—	(29,762)
3,114,400 NZD	2,029,296 USD	Citi	07/03/2019	—	(63,009)
265,000 SEK	27,810 USD	Citi	07/03/2019	—	(729)
195,341 USD	279,000 AUD	Citi	07/03/2019	538	—
3,678,881 USD	3,233,000 EUR	Citi	07/03/2019	—	(2,321)
3,123,005 USD	2,462,466 GBP	Citi	07/03/2019	4,364	—
2,243,404 USD	241,996,000 JPY	Citi	07/03/2019	1,324	—
1,086,613 USD	116,867,100 JPY	Citi	07/03/2019	—	(2,566)
2,077,225 USD	3,104,000 NZD	Citi	07/03/2019	8,092	—
24,466 USD	227,000 SEK	Citi	07/03/2019	—	(19)
195,000 AUD	136,767 USD	Citi	08/06/2019	—	(303)
89,447 CAD	68,504 USD	Citi	08/06/2019	145	—
3,759,120 EUR	4,289,919 USD	Citi	08/06/2019	2,732	—
398,000 GBP	505,357 USD	Citi	08/06/2019	—	(981)
241,996,000 JPY	2,249,163 USD	Citi	08/06/2019	—	(1,591)
3,204,234 NZD	2,146,107 USD	Citi	08/06/2019	—	(8,223)
227,000 SEK	24,528 USD	Citi	08/06/2019	16	—
387,760 CAD	290,000 USD	Citi	08/21/2019	—	(6,411)
100,000 EUR	162,660 AUD	Citi	09/18/2019	43	—
12,354,192 JPY	90,000 GBP	Citi	09/18/2019	—	(555)
1,875,000 AUD	1,297,228 USD	Deutsche Bank	07/03/2019	—	(19,164)
3,067,616 CAD	2,271,652 USD	Deutsche Bank	07/03/2019	—	(70,902)
1,751,471 DKK	261,795 USD	Deutsche Bank	07/03/2019	—	(5,053)
21,707,900 EUR	24,241,627 USD	Deutsche Bank	07/03/2019	—	(444,542)
19,907,879 GBP	25,165,351 USD	Deutsche Bank	07/03/2019	—	(117,961)
658,174,548 JPY	6,035,183 USD	Deutsche Bank	07/03/2019	—	(69,971)
1,662,730 NZD	1,083,212 USD	Deutsche Bank	07/03/2019	—	(33,837)
8,882,503 SEK	930,854 USD	Deutsche Bank	07/03/2019	—	(25,754)
1,310,711 USD	1,875,000 AUD	Deutsche Bank	07/03/2019	5,681	—
2,336,621 USD	3,067,616 CAD	Deutsche Bank	07/03/2019	5,933	—
267,009 USD	1,751,471 DKK	Deutsche Bank	07/03/2019	—	(161)
23,408,820 USD	20,575,800 EUR	Deutsche Bank	07/03/2019	—	(10,072)
201,093 USD	159,060 GBP	Deutsche Bank	07/03/2019	916	—
25,301,481 USD	19,907,879 GBP	Deutsche Bank	07/03/2019	—	(18,169)
4,542,564 USD	489,873,248 JPY	Deutsche Bank	07/03/2019	1,446	—
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
552,288 USD	59,500,000 JPY	Deutsche Bank	07/03/2019	—	(372)
1,076,407 USD	1,609,130 NZD	Deutsche Bank	07/03/2019	4,633	—
958,235 USD	8,882,503 SEK	Deutsche Bank	07/03/2019	—	(1,628)
1,875,000 AUD	1,312,148 USD	Deutsche Bank	08/06/2019	—	(5,828)
3,067,616 CAD	2,338,364 USD	Deutsche Bank	08/06/2019	—	(6,033)
1,751,471 DKK	267,800 USD	Deutsche Bank	08/06/2019	129	—
20,575,800 EUR	23,473,943 USD	Deutsche Bank	08/06/2019	7,730	—
153,000 EUR	174,424 USD	Deutsche Bank	08/06/2019	—	(69)
19,907,879 GBP	25,343,307 USD	Deutsche Bank	08/06/2019	16,344	—
29,671,000 JPY	276,281 USD	Deutsche Bank	08/06/2019	317	—
519,702,248 JPY	4,831,675 USD	Deutsche Bank	08/06/2019	—	(1,966)
1,609,130 NZD	1,077,142 USD	Deutsche Bank	08/06/2019	—	(4,738)
8,882,503 SEK	960,663 USD	Deutsche Bank	08/06/2019	1,527	—
118,173 USD	168,189 AUD	Deutsche Bank	08/06/2019	51	—
50,911 USD	39,933 GBP	Deutsche Bank	08/06/2019	—	(108)
94,607 USD	10,165,630 JPY	Deutsche Bank	08/06/2019	—	(59)
290,000 USD	388,904 CAD	Deutsche Bank	08/21/2019	7,286	—
163,721 AUD	100,000 EUR	Deutsche Bank	09/18/2019	—	(790)
110,000 USD	143,777 CAD	Deutsche Bank	09/18/2019	—	(49)
Total				69,288	(1,011,974)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Sterling	16	12/2019	GBP	1,983,700	15,029	—
Long Gilt	18	09/2019	GBP	2,345,400	32,059	—
Long Gilt	4	09/2019	GBP	521,200	—	(2,114)
Short Term Euro-BTP	20	09/2019	EUR	2,230,000	6,157	—
U.S. Treasury 2-Year Note	71	09/2019	USD	15,277,758	100,081	—
U.S. Treasury 5-Year Note	4	09/2019	USD	472,625	4,025	—
U.S. Ultra Treasury Bond	6	09/2019	USD	1,065,375	25,112	—
Total					182,463	(2,114)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(8)	09/2019	EUR	(1,075,520)	—	(100)
Euro-BTP	(27)	09/2019	EUR	(3,626,100)	—	(137,402)
Euro-Bund	(6)	09/2019	EUR	(1,036,440)	—	(8,648)
Euro-Buxl 30-Year	(4)	09/2019	EUR	(811,600)	—	(27,868)
Japanese 10-Year Government Bond	(3)	09/2019	JPY	(461,550,000)	—	(11,375)
U.S. Treasury 10-Year Note	(12)	09/2019	USD	(1,535,625)	—	(3,002)
U.S. Treasury Ultra 10-Year Note	(7)	09/2019	USD	(966,875)	1,274	—
U.S. Treasury Ultra 10-Year Note	(33)	09/2019	USD	(4,558,125)	—	(73,439)
Total					1,274	(261,834)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	190,000	190,000	2.00	12/13/2019	3,026	3,310
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	27,772
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,698	27,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	63

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	8,168
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	8,118
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	8,320
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	30,761
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	7,102
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	380,000	380,000	1.96	12/27/2019	6,460	6,072
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	4,154,000	4,154,000	2.10	05/13/2020	10,125	23,745
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	9,849
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	3,810,000	3,810,000	1.50	06/01/2020	12,550	17,383
30-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	1.85	06/11/2020	5,548	7,834
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	970,000	970,000	2.52	02/26/2020	10,670	37,122
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	560,000	560,000	0.47	03/12/2021	6,200	16,913
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	560,000	560,000	0.55	02/15/2021	7,430	19,410
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	1,025,000	1,025,000	3.21	10/25/2019	12,454	72,171
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	2,000,000	2,000,000	3.08	11/27/2019	25,525	128,681
U.S. Treasury 10-Year Note	UBS	USD	511,875	4	129.00	07/05/2019	839	312
Total							175,274	460,067

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	8,107
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	8,351
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	15,033
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	15,078
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	3,749
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	3,781
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,687	3,677
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	14,536
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	4,197
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	380,000	380,000	1.96	12/27/2019	6,460	6,750
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	1,960
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	4,154,000	4,154,000	2.10	05/13/2020	10,125	3,164
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	570
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	16,787
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	1,249
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	970,000	970,000	2.52	02/26/2020	10,670	856
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	560,000	560,000	0.47	03/12/2021	6,200	1,712
5-Year OTC interest rate swap with Citi to receive 6-Month EURIBOR and pay exercise rate	Citi	EUR	560,000	560,000	0.55	02/15/2021	7,430	1,201
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	1,025,000	1,025,000	3.21	10/25/2019	12,454	1
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	2,000,000	2,000,000	3.08	11/27/2019	25,525	18
90-Day Euro$ Future	JPMorgan	USD	3,184,838	13	97.00	07/12/2019	509	81
90-Day Euro$ Future	UBS	USD	1,968,900	8	98.00	07/12/2019	1,113	50
90-Day Euro$ Future	UBS	USD	1,224,938	5	97.25	07/12/2019	383	31
90-Day Euro$ Future	JPMorgan	USD	979,950	4	97.13	07/12/2019	407	25
90-Day Euro$ Future	UBS	USD	5,405,675	22	97.50	09/13/2019	1,686	275
U.S. Treasury 10-Year Note	UBS	USD	383,906	3	124.00	08/23/2019	1,958	187
Total							261,278	111,426

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(300,000)	(300,000)	2.30	11/01/2019	(1,481)	(10,116)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(290,000)	(290,000)	1.90	12/10/2019	(2,117)	(3,728)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(510,000)	(510,000)	2.19	6/11/2020	(11,194)	(15,948)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(527,000)	(527,000)	2.78	3/08/2021	(16,199)	(37,522)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(22,855)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(380,000)	(380,000)	1.95	9/26/2019	(4,712)	(4,274)
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(4,670,000)	(4,670,000)	1.76	6/10/2020	(13,426)	(17,117)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(4,615,000)	(4,615,000)	1.50	4/06/2020	(6,319)	(9,268)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(4,615,000)	(4,615,000)	1.50	4/06/2020	(6,979)	(9,268)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	65

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,935,000)	(1,935,000)	2.10	7/01/2019	(2,148)	(11,688)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,937,500)	(1,937,500)	2.10	7/03/2019	(1,550)	(11,897)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(5,812,500)	(5,812,500)	2.10	7/03/2019	(4,359)	(35,690)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(3,090,000)	(3,090,000)	2.15	7/08/2019	(3,399)	(22,274)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(910,000)	(910,000)	2.15	9/03/2019	(910)	(7,938)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,300,000)	(1,300,000)	2.00	9/23/2019	(824)	(8,675)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,340,000)	(2,340,000)	2.46	2/26/2020	(10,314)	(38,851)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(1,725,000)	(1,725,000)	0.16	3/12/2021	(6,261)	(18,446)
2-Year OTC interest rate swap with Citi to receive 6-Month EURIBOR and pay exercise rate	Citi	EUR	(1,725,000)	(1,725,000)	0.21	2/15/2021	(7,597)	(20,198)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,620,000)	(7,620,000)	1.00	6/01/2020	(11,407)	(13,078)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,215,000)	(1,215,000)	3.30	11/07/2019	(5,999)	(38,443)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(9,230,000)	(9,230,000)	2.40	2/24/2020	(28,151)	(142,887)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(1,850,000)	(1,850,000)	2.88	4/14/2020	(13,389)	(45,905)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	4/14/2020	(13,343)	(46,259)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	4/17/2020	(12,649)	(47,095)
Total							(199,581)	(639,420)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(255,000)	(255,000)	2.65	09/23/2019	(2,537)	(70)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000)	(300,000)	2.80	11/01/2019	(1,730)	(94)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(430,000)	(430,000)	2.55	11/08/2019	(4,721)	(582)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,390,000)	(1,390,000)	2.75	11/14/2019	(5,979)	(713)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(290,000)	(290,000)	2.40	12/10/2019	(2,117)	(1,033)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(510,000)	(510,000)	2.19	06/11/2020	(11,194)	(7,774)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.30	06/15/2020	(5,784)	(4,414)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(527,000)	(527,000)	2.78	03/08/2021	(16,357)	(4,260)
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(17,566)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(5,412)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(9,116)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(5,442)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(9,155)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(10,604)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(380,000)	(380,000)	1.95	09/26/2019	(4,712)	(4,997)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(1,032)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,615,000)	(4,615,000)	2.33	04/06/2020	(9,853)	(1,346)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,615,000)	(4,615,000)	2.31	04/06/2020	(9,836)	(1,408)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,670,000)	(4,670,000)	1.76	06/10/2020	(13,426)	(9,076)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,450,000)	(4,450,000)	2.35	05/17/2021	(8,822)	(4,898)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,070,000)	(6,070,000)	2.15	05/27/2021	(16,996)	(9,834)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,510,000)	(7,510,000)	2.40	06/01/2021	(13,518)	(7,773)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,935,000)	(1,935,000)	2.90	07/01/2019	(2,303)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,937,500)	(1,937,500)	2.90	07/03/2019	(2,500)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(5,812,500)	(5,812,500)	2.90	07/03/2019	(7,320)	(1)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(3,090,000)	(3,090,000)	2.95	07/08/2019	(2,596)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,180,000)	(1,180,000)	2.70	08/27/2019	(1,369)	(2)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(910,000)	(910,000)	2.55	09/03/2019	(728)	(9)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,300,000)	(1,300,000)	2.60	09/23/2019	(1,386)	(17)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(710,000)	(710,000)	2.55	10/10/2019	(774)	(20)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(710,000)	(710,000)	2.55	10/11/2019	(750)	(21)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(920,000)	(920,000)	2.80	01/03/2020	(2,100)	(5)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,050,000)	(1,050,000)	0.20	01/23/2020	(1,279)	(28)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,340,000)	(2,340,000)	2.46	02/26/2020	(10,314)	(557)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,490,000)	(1,490,000)	3.25	12/29/2020	(5,439)	(288)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,725,000)	(1,725,000)	0.16	03/12/2021	(6,261)	(1,619)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	67

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,790,000)	(2,790,000)	0.12	04/08/2021	(10,607)	(3,336)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,400,000)	(1,400,000)	0.16	04/12/2021	(4,785)	(1,493)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(908,800)	(908,800)	0.11	05/28/2021	(2,588)	(1,376)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(940,000)	(940,000)	0.05	06/10/2021	(2,420)	(1,772)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/14/2021	(1,155)	(921)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/18/2021	(987)	(938)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(610,000)	(610,000)	0.08	06/28/2021	(1,793)	(1,009)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,830,000)	(1,830,000)	0.60	12/14/2020	(7,018)	(291)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(850,000)	(850,000)	0.55	12/21/2020	(3,083)	(168)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,725,000)	(1,725,000)	0.21	02/15/2021	(7,597)	(1,218)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,810,000)	(1,810,000)	0.10	03/29/2021	(6,703)	(2,212)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,400,000)	(1,400,000)	0.10	04/12/2021	(4,670)	(1,803)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,380,000)	(1,380,000)	0.15	04/19/2021	(5,021)	(1,566)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(410,000)	(410,000)	0.00	06/14/2021	(1,134)	(899)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(500,000)	(500,000)	0.00	06/21/2021	(1,218)	(1,121)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(460,000)	(460,000)	0.00	06/25/2021	(1,082)	(1,050)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,260,000)	(1,260,000)	3.30	09/06/2019	(2,986)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,215,000)	(1,215,000)	3.30	11/07/2019	(5,999)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(12,100,000)	(12,100,000)	3.40	02/24/2020	(45,980)	(1)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.89	04/14/2020	(13,343)	(79)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.88	04/14/2020	(13,389)	(84)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/17/2020	(12,649)	(62)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,000,000)	(1,000,000)	3.15	05/05/2020	(5,500)	(13)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,340,000)	(1,340,000)	3.35	05/29/2020	(4,874)	(10)
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(950,000)	(950,000)	2.90	05/29/2020	(6,983)	(81)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,330,000)	(1,330,000)	3.45	06/08/2020	(5,553)	(7)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(850,000)	(850,000)	3.50	06/15/2020	(3,124)	(4)
30-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.85	06/11/2020	(4,548)	(3,601)
90-Day Euro$ Future	UBS	USD	(3,691,688)	(15)	97.63	09/13/2019	(1,851)	(95)
U.S. Treasury 10-Year Note	UBS	USD	(639,844)	(5)	122.00	08/23/2019	(821)	(157)
Total							(454,819)	(144,533)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	Receives at Maturity, Pays at Maturity	Deutsche Bank	07/02/2023	GBP	1,220,000	(80,929)	—	—	—	—	(80,929)
UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	Receives at Maturity, Pays at Maturity	Deutsche Bank	07/13/2026	GBP	320,000	25,332	—	—	—	25,332	—
Total							(55,597)	—	—	—	25,332	(80,929)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.775%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/19/2020	USD	585,000	(1,974)	—	—	—	(1,974)
3-Month USD LIBOR	Fixed rate of 2.277%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/27/2021	USD	2,000,000	(13,013)	—	—	—	(13,013)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.854%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/10/2021	USD	2,880,000	(2,854)	—	—	—	(2,854)
Fixed rate of 2.194%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/28/2021	USD	420,000	2,823	—	—	2,823	—
Fixed rate of 2.186%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/28/2021	USD	420,000	2,761	—	—	2,761	—
Fixed rate of 2.204%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/29/2021	USD	670,000	4,627	—	—	4,627	—
Fixed rate of 1.982%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/04/2021	USD	305,000	820	—	—	820	—
Fixed rate of 1.862%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/07/2021	USD	447,503	203	—	—	203	—
Fixed rate of 1.842%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/07/2021	USD	460,000	32	—	—	32	—
Fixed rate of 1.837%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/07/2021	USD	451,669	(13)	—	—	—	(13)
Fixed rate of 1.830%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/07/2021	USD	903,324	(149)	—	—	—	(149)
Fixed rate of 0.818%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/07/2021	GBP	5,060,000	(3,137)	—	—	—	(3,137)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	69

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.754%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/09/2021	USD	60,000	(98)	—	—	—	(98)
Fixed rate of 1.844%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/11/2021	USD	840,000	211	—	—	211	—
3-Month USD LIBOR	Fixed rate of 1.997%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/13/2021	USD	590,000	(1,969)	—	—	—	(1,969)
3-Month USD LIBOR	Fixed rate of 1.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2021	USD	4,410,000	(7,992)	—	—	—	(7,992)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.835%	Receives Annually, Pays Annually	Goldman Sachs	06/15/2021	USD	2,050,000	(12,940)	—	—	—	(12,940)
Fixed rate of 1.620%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2021	USD	221,000	72	—	—	72	—
Fixed rate of 1.898%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/17/2021	USD	290,000	439	—	—	439	—
Fixed rate of 1.880%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/17/2021	USD	290,000	339	—	—	339	—
Fixed rate of 1.831%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/18/2021	USD	295,000	73	—	—	73	—
Fixed rate of 1.830%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/18/2021	USD	295,000	65	—	—	65	—
3-Month USD LIBOR	Fixed rate of 1.890%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/18/2021	USD	290,000	(417)	—	—	—	(417)
Fixed rate of 1.851%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2021	USD	580,000	417	—	—	417	—
Fixed rate of 1.819%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/21/2021	USD	590,000	49	—	—	49	—
Fixed rate of 1.507%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/23/2021	USD	1,190,000	(893)	—	—	—	(893)
Fixed rate of 0.839%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/25/2021	GBP	895,000	1	—	—	1	—
Fixed rate of 1.805%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/25/2021	USD	240,000	(3)	—	—	—	(3)
Fixed rate of 1.764%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/26/2021	USD	340,000	(244)	—	—	—	(244)
Fixed rate of 1.752%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/26/2021	USD	290,000	(276)	—	—	—	(276)
Fixed rate of 1.718%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/27/2021	USD	590,000	(940)	—	—	—	(940)
Fixed rate of 2.082%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	1,180,000	6,601	—	—	6,601	—
Fixed rate of 2.014%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	1,185,000	5,039	—	—	5,039	—
Fixed rate of 2.025%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	590,000	2,642	—	—	2,642	—
Fixed rate of 1.971%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	590,000	2,018	—	—	2,018	—
Fixed rate of 1.795%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	590,000	(10)	—	—	—	(10)
Fixed rate of 1.894%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2021	USD	590,000	1,184	—	—	1,184	—
Fixed rate of 1.880%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2021	USD	590,000	1,022	—	—	1,022	—
Fixed rate of 1.876%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2021	USD	524,450	873	—	—	873	—
Fixed rate of 1.842%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2021	USD	590,000	589	—	—	589	—
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.863%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2021	USD	393,329	550	—	—	550	—
Fixed rate of 1.830%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2021	USD	262,221	200	—	—	200	—
Fixed rate of 1.915%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/08/2021	USD	395,000	985	—	—	985	—
Fixed rate of 2.209%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2021	USD	460,000	4,242	—	—	4,242	—
Fixed rate of 2.206%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2021	USD	460,000	4,215	—	—	4,215	—
Fixed rate of 2.164%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2021	USD	460,000	3,868	—	—	3,868	—
Fixed rate of 2.169%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2021	USD	380,000	3,233	—	—	3,233	—
3-Month USD LIBOR	Fixed rate of 1.615%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/24/2021	USD	520,000	877	—	—	877	—
3-Month USD LIBOR	Fixed rate of 1.670%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/30/2021	USD	580,000	308	—	—	308	—
Fixed rate of 2.318%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/25/2021	USD	1,560,000	19,428	—	—	19,428	—
Fixed rate of 2.314%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/04/2021	USD	270,000	3,359	—	—	3,359	—
Fixed rate of 2.258%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	250,000	2,862	—	—	2,862	—
Fixed rate of 2.300%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	185,000	2,269	—	—	2,269	—
Fixed rate of 2.293%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	185,000	2,244	—	—	2,244	—
Fixed rate of 2.285%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	185,000	2,215	—	—	2,215	—
Fixed rate of 2.173%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/18/2021	USD	340,000	3,353	—	—	3,353	—
Fixed rate of 2.120%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/26/2021	USD	370,000	3,292	—	—	3,292	—
Fixed rate of 2.087%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/26/2021	USD	185,000	1,529	—	—	1,529	—
Fixed rate of 2.086%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/26/2021	USD	185,000	1,525	—	—	1,525	—
Fixed rate of 1.961%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/03/2021	USD	700,000	4,112	—	—	4,112	—
Fixed rate of 2.001%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/03/2021	USD	360,000	2,391	—	—	2,391	—
Fixed rate of 1.585%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/24/2021	USD	190,000	(238)	—	—	—	(238)
Fixed rate of 2.526%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2022	USD	6,090,000	110,310	—	—	110,310	—
Fixed rate of -0.016%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/13/2022	EUR	310,000	2,586	—	—	2,586	—
Fixed rate of 2.460%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/10/2022	USD	280,000	4,592	—	—	4,592	—
Fixed rate of 0.059%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/16/2022	EUR	625,000	2,851	—	—	2,851	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.978%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/21/2022	USD	1,905,000	(8,581)	—	—	—	(8,581)
Fixed rate of 2.434%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/23/2022	USD	375,000	5,985	—	—	5,985	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	71

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.431%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/23/2022	USD	375,000	5,963	—	—	5,963	—
Fixed rate of 2.230%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/24/2022	USD	570,000	6,845	—	—	6,845	—
Fixed rate of 2.247%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/24/2022	USD	360,000	4,445	—	—	4,445	—
Fixed rate of 2.063%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/27/2022	USD	100,000	881	—	—	881	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.848%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/29/2022	USD	775,000	(276)	—	—	—	(276)
Fixed rate of 2.033%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	1,890,000	15,554	—	—	15,554	—
Fixed rate of 2.155%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	340,000	3,597	—	—	3,597	—
Fixed rate of 2.187%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	310,000	3,477	—	—	3,477	—
Fixed rate of 2.056%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	280,000	2,427	—	—	2,427	—
Fixed rate of 2.244%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/06/2022	USD	320,000	3,946	—	—	3,946	—
Fixed rate of 2.210%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/15/2022	USD	370,000	4,351	—	—	4,351	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.978%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/02/2022	USD	790,000	(3,886)	—	—	—	(3,886)
3-Month USD LIBOR	Fixed rate of 2.307%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/07/2022	USD	200,000	(2,739)	—	—	—	(2,739)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2022	USD	2,330,000	(5,847)	—	—	—	(5,847)
Fixed rate of 1.744%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2022	USD	750,000	2,081	—	—	2,081	—
6-Month EURIBOR	Fixed rate of 0.420%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/16/2022	EUR	310,000	(5,153)	—	—	—	(5,153)
Fixed rate of 2.834%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/17/2022	USD	244,200	5,692	—	—	5,692	—
3-Month USD LIBOR	Fixed rate of 2.540%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/05/2023	USD	685,000	(11,866)	—	—	—	(11,866)
3-Month USD LIBOR	Fixed rate of 2.430%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/15/2023	USD	1,290,000	(19,514)	—	—	—	(19,514)
6-Month EURIBOR	Fixed rate of 0.063%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/30/2023	EUR	410,000	(3,059)	—	—	—	(3,059)
6-Month EURIBOR	Fixed rate of 0.098%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/12/2023	EUR	1,310,000	(10,673)	—	—	—	(10,673)
6-Month EURIBOR	Fixed rate of 0.050%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/14/2023	EUR	560,000	(3,931)	—	—	—	(3,931)
6-Month EURIBOR	Fixed rate of 0.104%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/14/2023	EUR	560,000	(4,630)	—	—	—	(4,630)
6-Month EURIBOR	Fixed rate of 0.110%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/21/2023	EUR	670,000	(5,588)	—	—	—	(5,588)
Fixed rate of 0.081%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/26/2023	EUR	250,000	682	—	—	682	—
Fixed rate of -0.140%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/08/2023	EUR	510,000	1,059	—	—	1,059	—
Fixed rate of -0.114%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/08/2023	EUR	160,000	427	—	—	427	—
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of -0.138%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/14/2023	EUR	790,000	1,632	—	—	1,632	—
Fixed rate of -0.198%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/22/2023	EUR	790,000	478	—	—	478	—
Fixed rate of -0.240%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/22/2023	EUR	158,225	(58)	—	—	—	(58)
Fixed rate of -0.242%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/22/2023	EUR	158,225	(65)	—	—	—	(65)
UK Retail Price Index All Items Monthly	Fixed rate of 3.450%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2023	GBP	705,000	(3,428)	—	—	—	(3,428)
Fixed rate of 2.164%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/30/2023	USD	1,295,000	25,017	—	—	25,017	—
3-Month USD LIBOR	Fixed rate of 3.045%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/29/2023	USD	1,269,635	(70,705)	—	—	—	(70,705)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.750%	Receives Annually, Pays Annually	Goldman Sachs	11/30/2023	USD	1,860,000	(21,823)	—	—	—	(21,823)
Fixed rate of 1.110%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2024	EUR	900,000	9,664	—	—	9,664	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2024	GBP	640,000	8,962	—	—	8,962	—
Fixed rate of 2.179%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/29/2024	USD	800,000	14,686	—	—	14,686	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.012%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/23/2024	USD	565,000	(4,465)	—	—	—	(4,465)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.014%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/24/2024	USD	565,000	(4,527)	—	—	—	(4,527)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 0.920%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2024	EUR	980,000	3,587	—	—	3,587	—
Fixed rate of 3.640%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2024	GBP	1,590,000	965	—	—	965	—
Fixed rate of 0.003%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/19/2024	JPY	254,680,000	13,699	—	—	13,699	—
3-Month USD LIBOR	Fixed rate of 1.790%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2024	USD	240,000	(325)	—	—	—	(325)
Fixed rate of 2.550%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/31/2024	USD	800,000	31,274	—	—	31,274	—
3-Month USD LIBOR	Fixed rate of 1.875%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/16/2024	USD	310,000	(2,103)	—	—	—	(2,103)
3-Month USD LIBOR	Fixed rate of 2.572%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2025	USD	1,720,000	(70,384)	—	—	—	(70,384)
3-Month USD LIBOR	Fixed rate of 2.622%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2025	USD	120,000	(5,055)	—	—	—	(5,055)
3-Month USD LIBOR	Fixed rate of 2.161%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/31/2025	USD	80,000	(1,612)	—	—	—	(1,612)
6-Month EURIBOR	Fixed rate of 0.140%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/14/2026	EUR	320,000	(1,818)	—	—	—	(1,818)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	73

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 0.085%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/22/2026	EUR	320,000	(734)	—	—	—	(734)
UK Retail Price Index All Items Monthly	Fixed rate of 3.455%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2027	GBP	1,215,000	7,938	—	—	7,938	—
Fixed rate of 3.405%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	GBP	775,000	(12,252)	—	—	—	(12,252)
6-Month EURIBOR	Fixed rate of 1.040%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/23/2028	EUR	360,000	(36,448)	—	—	—	(36,448)
Fixed rate of 3.338%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2028	GBP	140,000	(4,539)	—	—	—	(4,539)
6-Month EURIBOR	Fixed rate of 0.128%	Receives SemiAnnually, Pays Annually	Goldman Sachs	08/15/2028	EUR	175,000	(269)	—	—	—	(269)
6-Month EURIBOR	Fixed rate of 0.130%	Receives SemiAnnually, Pays Annually	Goldman Sachs	08/15/2028	EUR	175,000	(309)	—	—	—	(309)
Fixed rate of 3.385%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2028	GBP	770,000	(18,744)	—	—	—	(18,744)
Fixed rate of 0.878%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/28/2028	EUR	80,000	7,238	—	—	7,238	—
Fixed rate of 3.505%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2028	GBP	705,000	998	—	—	998	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.249%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/30/2028	USD	1,295,000	(45,083)	—	—	—	(45,083)
UK Retail Price Index All Items Monthly	Fixed rate of 3.481%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	GBP	640,000	6,163	—	—	6,163	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.296%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	EUR	465,000	(14,241)	—	—	—	(14,241)
Fixed rate of 2.155%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/05/2029	USD	1,165,000	24,124	—	—	24,124	—
Fixed rate of 0.560%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/12/2029	EUR	170,000	8,216	—	—	8,216	—
Fixed rate of 3.528%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	625,000	(8,043)	—	—	—	(8,043)
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	640,000	(12,078)	—	—	—	(12,078)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.290%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	900,000	(24,519)	—	—	—	(24,519)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.329%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	925,000	(29,878)	—	—	—	(29,878)
3-Month NZD-LIBOR	Fixed rate of 2.588%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	120,060	(6,579)	—	—	—	(6,579)
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month NZD-LIBOR	Fixed rate of 2.576%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	224,940	(12,155)	—	—	—	(12,155)
3-Month NZD-LIBOR	Fixed rate of 2.545%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	610,000	(31,773)	—	—	—	(31,773)
3-Month NZD-LIBOR	Fixed rate of 2.800%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	3,350,000	(226,895)	—	—	—	(226,895)
3-Month USD LIBOR	Fixed rate of 2.338%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2029	USD	40,000	(1,319)	—	—	—	(1,319)
Fixed rate of 2.037%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/01/2029	USD	585,000	4,371	—	—	4,371	—
Fixed rate of 1.163%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2029	EUR	475,000	2,825	—	—	2,825	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.961%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/30/2029	USD	580,000	(770)	—	—	—	(770)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.940%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/05/2029	USD	580,000	259	—	—	259	—
Fixed rate of 3.650%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2029	GBP	350,000	3,231	—	—	3,231	—
Fixed rate of 1.132%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2029	EUR	475,000	1,279	—	—	1,279	—
Fixed rate of 2.064%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/18/2029	USD	60,000	500	—	—	500	—
6-Month JPY BBA LIBOR	Fixed rate of 0.170%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/19/2029	JPY	126,175,000	(18,294)	—	—	—	(18,294)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.862%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/21/2029	USD	575,000	4,137	—	—	4,137	—
3-Month USD LIBOR	Fixed rate of 2.007%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/25/2029	USD	40,000	(129)	—	—	—	(129)
Fixed rate of 1.967%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/30/2029	USD	180,000	(45)	—	—	—	(45)
3-Month USD LIBOR	Fixed rate of 2.357%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2030	USD	410,000	(13,551)	—	—	—	(13,551)
3-Month USD LIBOR	Fixed rate of 2.554%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/06/2030	USD	80,000	(4,014)	—	—	—	(4,014)
3-Month USD LIBOR	Fixed rate of 2.090%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/16/2030	USD	140,000	(1,040)	—	—	—	(1,040)
Fixed rate of 2.447%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/18/2031	USD	80,000	2,535	—	—	2,535	—
Fixed rate of 2.102%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/22/2031	USD	40,000	10	—	—	10	—
Fixed rate of 3.548%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2032	GBP	1,215,000	6,658	—	—	6,658	—
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(786)	—	—	—	(786)
6-Month JPY BBA LIBOR	Fixed rate of 0.295%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/17/2039	JPY	2,550,000	(72)	—	—	—	(72)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	75

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.600%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2042	GBP	730,000	43,991	—	—	43,991	—
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(849)	—	—	—	(849)
UK Retail Price Index All Items Monthly	Fixed rate of 3.550%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2047	GBP	730,000	(72,727)	—	—	—	(72,727)
UK Retail Price Index All Items Monthly	Fixed rate of 3.510%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2048	GBP	320,000	(19,634)	—	—	—	(19,634)
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2048	GBP	150,000	781	—	—	781	—
Fixed rate of 3.440%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2048	GBP	170,000	2,718	—	—	2,718	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.433%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2048	GBP	20,000	(208)	—	—	—	(208)
3-Month USD LIBOR	Fixed rate of 2.898%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2049	USD	130,000	(20,278)	—	—	—	(20,278)
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2049	GBP	75,000	(4)	—	—	—	(4)
Fixed rate of 1.390%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2049	EUR	295,000	(2,102)	—	—	—	(2,102)
3-Month USD LIBOR	Fixed rate of 2.350%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2050	USD	150,000	(3,459)	—	—	—	(3,459)
Total							(437,447)	—	—	525,644	(963,091)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	2.380%
3-Month NZD LIBOR	London Interbank Offered Rate	1.650%
3-Month USD LIBOR	London Interbank Offered Rate	2.320%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.311%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.851%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.022%)
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.200%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.649%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	2.000%
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $56,165,237, which represents 49.19% of total net assets.
(d)	Zero coupon bond.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	412,806	14,872,629	(13,925,934)	1,359,501	(35)	—	8,748	1,359,365
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	77

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	2,161,690	—	—	2,161,690
Inflation-Indexed Bonds	—	110,676,257	—	—	110,676,257
Options Purchased Calls	312	459,755	—	—	460,067
Options Purchased Puts	649	110,777	—	—	111,426
Money Market Funds	—	—	—	1,359,365	1,359,365
Total Investments in Securities	961	113,408,479	—	1,359,365	114,768,805
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	69,288	—	—	69,288
Futures Contracts	183,737	—	—	—	183,737
Swap Contracts	—	550,976	—	—	550,976
Liability
Forward Foreign Currency Exchange Contracts	—	(1,011,974)	—	—	(1,011,974)
Futures Contracts	(263,948)	—	—	—	(263,948)
Options Contracts Written	(252)	(783,701)	—	—	(783,953)
Swap Contracts	—	(1,044,020)	—	—	(1,044,020)
Total	(79,502)	111,189,048	—	1,359,365	112,468,911
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.7%
Entertainment 1.3%
Cinemark Holdings, Inc.	230,825	8,332,783
Media 2.4%
CBS Corp., Class B Non Voting	174,225	8,693,827
Interpublic Group of Companies, Inc. (The)	297,000	6,709,230
Total		15,403,057
Total Communication Services		23,735,840
Consumer Discretionary 9.7%
Auto Components 1.6%
BorgWarner, Inc.	244,775	10,275,655
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	75,550	9,196,701
Yum! Brands, Inc.	62,700	6,939,009
Total		16,135,710
Leisure Products 1.7%
Hasbro, Inc.	103,150	10,900,892
Specialty Retail 1.8%
AutoNation, Inc.(a)	143,825	6,032,021
Tiffany & Co.	54,700	5,122,108
Total		11,154,129
Textiles, Apparel & Luxury Goods 2.1%
Carter’s, Inc.	132,975	12,970,381
Total Consumer Discretionary		61,436,767
Consumer Staples 7.5%
Food & Staples Retailing 2.8%
Kroger Co. (The)	441,775	9,590,935
Sysco Corp.	117,100	8,281,312
Total		17,872,247
Food Products 3.2%
Archer-Daniels-Midland Co.	353,325	14,415,660
Hormel Foods Corp.	141,800	5,748,572
Total		20,164,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Kimberly-Clark Corp.	72,975	9,726,108
Total Consumer Staples		47,762,587
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Cimarex Energy Co.	177,800	10,548,874
Devon Energy Corp.	327,200	9,331,744
Parsley Energy, Inc., Class A(a)	344,200	6,543,242
PDC Energy, Inc.(a)	80,625	2,907,337
Total		29,331,197
Total Energy		29,331,197
Financials 19.6%
Banks 4.1%
Prosperity Bancshares, Inc.	153,100	10,112,255
SunTrust Banks, Inc.	153,625	9,655,331
Zions Bancorp	140,000	6,437,200
Total		26,204,786
Capital Markets 1.5%
E*TRADE Financial Corp.	207,250	9,243,350
Insurance 14.0%
Aflac, Inc.	218,850	11,995,169
Alleghany Corp.(a)	19,520	13,295,267
Allstate Corp. (The)	119,275	12,129,075
American Financial Group, Inc.	93,900	9,621,933
Arthur J Gallagher & Co.	72,650	6,363,414
Fidelity National Financial, Inc.	228,350	9,202,505
Markel Corp.(a)	5,475	5,965,560
Travelers Companies, Inc. (The)	75,675	11,314,926
WR Berkley Corp.	138,737	9,146,930
Total		89,034,779
Total Financials		124,482,915
Health Care 4.2%
Health Care Equipment & Supplies 0.6%
STERIS PLC	27,350	4,071,868
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	79

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	112,450	9,587,487
Quest Diagnostics, Inc.	131,576	13,395,753
Total		22,983,240
Total Health Care		27,055,108
Industrials 14.8%
Aerospace & Defense 1.8%
Textron, Inc.	214,000	11,350,560
Airlines 1.3%
Alaska Air Group, Inc.	129,800	8,295,518
Building Products 1.5%
Owens Corning	161,065	9,373,983
Commercial Services & Supplies 1.0%
Republic Services, Inc.	73,610	6,377,570
Construction & Engineering 1.1%
Quanta Services, Inc.	193,200	7,378,308
Electrical Equipment 0.9%
Hubbell, Inc.	44,740	5,834,096
Machinery 4.3%
AGCO Corp.	131,125	10,171,366
Ingersoll-Rand PLC	37,700	4,775,459
Parker-Hannifin Corp.	49,670	8,444,397
Xylem, Inc.	48,930	4,092,505
Total		27,483,727
Professional Services 1.2%
ManpowerGroup, Inc.	79,600	7,689,360
Road & Rail 1.7%
Landstar System, Inc.	98,700	10,658,613
Total Industrials		94,441,735
Information Technology 14.7%
Communications Equipment 1.5%
Motorola Solutions, Inc.	56,750	9,461,928
Electronic Equipment, Instruments & Components 2.6%
Coherent, Inc.(a)	51,025	6,958,279
Flex Ltd.(a)	813,700	7,787,109
Keysight Technologies, Inc.(a)	17,920	1,609,395
Total		16,354,783
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.4%
Black Knight, Inc.(a)	103,272	6,211,811
DXC Technology Co.	134,700	7,428,705
Fidelity National Information Services, Inc.	51,285	6,291,644
Leidos Holdings, Inc.	139,100	11,107,135
MAXIMUS, Inc.	132,000	9,575,280
Total		40,614,575
Semiconductors & Semiconductor Equipment 0.9%
KLA-Tencor Corp.	51,200	6,051,840
Software 2.2%
Nuance Communications, Inc.(a)	621,800	9,930,146
Synopsys, Inc.(a)	34,790	4,477,125
Total		14,407,271
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	454,100	6,788,795
Total Information Technology		93,679,192
Materials 8.5%
Chemicals 3.1%
Eastman Chemical Co.	179,450	13,966,594
Westlake Chemical Corp.	81,900	5,688,774
Total		19,655,368
Containers & Packaging 2.9%
AptarGroup, Inc.	39,750	4,942,515
Avery Dennison Corp.	77,375	8,950,740
Packaging Corp. of America	50,700	4,832,724
Total		18,725,979
Metals & Mining 2.5%
Reliance Steel & Aluminum Co.	167,997	15,895,876
Total Materials		54,277,223

The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
Healthcare Trust of America, Inc., Class A	354,675	9,728,735
Highwoods Properties, Inc.	177,500	7,330,750
Lamar Advertising Co., Class A	131,100	10,581,081
National Retail Properties, Inc.	115,425	6,118,679
Public Storage	42,000	10,003,140
Total		43,762,385
Total Real Estate		43,762,385
Utilities 3.8%
Electric Utilities 2.5%
Alliant Energy Corp.	163,500	8,024,580
Xcel Energy, Inc.	133,932	7,967,615
Total		15,992,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.3%
DTE Energy Co.	61,805	7,903,623
Total Utilities		23,895,818
Total Common Stocks (Cost $557,623,203)		623,860,767

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	13,955,790	13,954,395
Total Money Market Funds (Cost $13,954,661)		13,954,395
Total Investments in Securities (Cost: $571,577,864)		637,815,162
Other Assets & Liabilities, Net		(1,531,066)
Net Assets		636,284,096

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	17,504,579	36,677,001	(40,225,790)	13,955,790	151	(266)	215,543	13,954,395
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	81

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	23,735,840	—	—	—	23,735,840
Consumer Discretionary	61,436,767	—	—	—	61,436,767
Consumer Staples	47,762,587	—	—	—	47,762,587
Energy	29,331,197	—	—	—	29,331,197
Financials	124,482,915	—	—	—	124,482,915
Health Care	27,055,108	—	—	—	27,055,108
Industrials	94,441,735	—	—	—	94,441,735
Information Technology	93,679,192	—	—	—	93,679,192
Materials	54,277,223	—	—	—	54,277,223
Real Estate	43,762,385	—	—	—	43,762,385
Utilities	23,895,818	—	—	—	23,895,818
Total Common Stocks	623,860,767	—	—	—	623,860,767
Money Market Funds	—	—	—	13,954,395	13,954,395
Total Investments in Securities	623,860,767	—	—	13,954,395	637,815,162
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 7.8%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	535,477	17,943,834
Entertainment 1.1%
Live Nation Entertainment, Inc.(a)	26,400	1,749,000
Take-Two Interactive Software, Inc.(a)	21,400	2,429,542
Walt Disney Co. (The)	136,643	19,080,829
Total		23,259,371
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a)	75,351	81,447,649
Facebook, Inc., Class A(a)	119,769	23,115,417
Twitter, Inc.(a)	90,100	3,144,490
Total		107,707,556
Media 0.8%
Cable One, Inc.	5,200	6,089,148
Charter Communications, Inc., Class A(a)	25,220	9,966,440
Total		16,055,588
Wireless Telecommunication Services 0.0%
T-Mobile U.S.A., Inc.(a)	9,900	733,986
Total Communication Services		165,700,335
Consumer Discretionary 12.1%
Auto Components 0.4%
Lear Corp.	61,264	8,532,237
Automobiles 0.4%
Ford Motor Co.	177,900	1,819,917
General Motors Co.	187,277	7,215,783
Total		9,035,700
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc.(a)	5,100	3,737,688
Domino’s Pizza, Inc.	22,500	6,261,300
Hilton Worldwide Holdings, Inc.	84,467	8,255,804
McDonald’s Corp.	87,057	18,078,257
MGM Resorts International	396,749	11,335,119
Starbucks Corp.	219,388	18,391,296
Yum! Brands, Inc.	223,381	24,721,575
Total		90,781,039
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
NVR, Inc.(a)	1,000	3,370,250
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.(a)	46,755	88,536,671
Multiline Retail 0.9%
Dollar General Corp.	87,518	11,828,933
Dollar Tree, Inc.(a)	42,600	4,574,814
Target Corp.	21,935	1,899,790
Total		18,303,537
Specialty Retail 1.1%
Advance Auto Parts, Inc.	12,700	1,957,578
AutoZone, Inc.(a)	5,400	5,937,138
Best Buy Co., Inc.	50,900	3,549,257
O’Reilly Automotive, Inc.(a)	4,800	1,772,736
TJX Companies, Inc. (The)	173,700	9,185,256
Total		22,401,965
Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	178,608	14,994,142
Total Consumer Discretionary		255,955,541
Consumer Staples 6.3%
Beverages 2.0%
Coca-Cola Co. (The)	455,800	23,209,336
PepsiCo, Inc.	152,005	19,932,416
Total		43,141,752
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	18,000	4,756,680
Kroger Co. (The)	119,600	2,596,516
Sysco Corp.	94,500	6,683,040
U.S. Foods Holding Corp.(a)	70,900	2,535,384
Walgreens Boots Alliance, Inc.	187,063	10,226,734
Total		26,798,354
Food Products 1.6%
Archer-Daniels-Midland Co.	191,500	7,813,200
ConAgra Foods, Inc.	328,033	8,699,435
Mondelez International, Inc., Class A	300,509	16,197,435
Total		32,710,070
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.4%
Colgate-Palmolive Co.	21,400	1,533,738
Kimberly-Clark Corp.	58,307	7,771,157
Total		9,304,895
Personal Products 0.3%
Estee Lauder Companies, Inc. (The), Class A	32,190	5,894,311
Tobacco 0.7%
Philip Morris International, Inc.	191,431	15,033,076
Total Consumer Staples		132,882,458
Energy 4.0%
Energy Equipment & Services 0.1%
Halliburton Co.	112,100	2,549,154
Oil, Gas & Consumable Fuels 3.9%
Cabot Oil & Gas Corp.	190,000	4,362,400
Chevron Corp.	15,180	1,888,999
Concho Resources, Inc.	102,412	10,566,870
ConocoPhillips Co.	168,600	10,284,600
Continental Resources, Inc.(a)	11,800	496,662
EOG Resources, Inc.	197,847	18,431,427
Marathon Oil Corp.	113,100	1,607,151
Phillips 66	120,683	11,288,688
Pioneer Natural Resources Co.	105,675	16,259,155
Valero Energy Corp.	84,213	7,209,475
Total		82,395,427
Total Energy		84,944,581
Financials 13.0%
Banks 3.9%
Citigroup, Inc.	129,200	9,047,876
Cullen/Frost Bankers, Inc.	16,786	1,572,177
JPMorgan Chase & Co.	213,028	23,816,530
KeyCorp	700,430	12,432,632
M&T Bank Corp.	43,000	7,313,010
PNC Financial Services Group, Inc. (The)	101,576	13,944,353
Popular, Inc.	38,674	2,097,678
U.S. Bancorp	221,439	11,603,404
Total		81,827,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	188,000	8,300,200
Intercontinental Exchange, Inc.	265,239	22,794,640
LPL Financial Holdings, Inc.	8,500	693,345
Morgan Stanley	294,863	12,917,948
Northern Trust Corp.	96,500	8,685,000
Raymond James Financial, Inc.	38,000	3,212,900
TD Ameritrade Holding Corp.	22,800	1,138,176
Total		57,742,209
Consumer Finance 1.2%
American Express Co.	102,200	12,615,568
Discover Financial Services	101,893	7,905,878
Synchrony Financial	127,900	4,434,293
Total		24,955,739
Diversified Financial Services 0.1%
Voya Financial, Inc.	47,600	2,632,280
Insurance 5.1%
Allstate Corp. (The)	105,439	10,722,092
American International Group, Inc.	539,710	28,755,749
Everest Re Group Ltd.	17,800	4,399,804
Marsh & McLennan Companies, Inc.	176,651	17,620,937
Prudential Financial, Inc.	169,444	17,113,844
Reinsurance Group of America, Inc.	12,800	1,997,184
Willis Towers Watson PLC	136,235	26,094,452
Total		106,704,062
Total Financials		273,861,950
Health Care 13.1%
Biotechnology 1.5%
AbbVie, Inc.	159,354	11,588,223
Biogen, Inc.(a)	25,720	6,015,136
Gilead Sciences, Inc.	145,200	9,809,712
Incyte Corp.(a)	45,100	3,831,696
Total		31,244,767
Health Care Equipment & Supplies 4.4%
Align Technology, Inc.(a)	11,500	3,147,550
Becton Dickinson and Co.	61,407	15,475,178
Boston Scientific Corp.(a)	178,000	7,650,440
Danaher Corp.	160,887	22,993,970

The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dentsply Sirona, Inc.	66,742	3,895,063
Medtronic PLC	250,571	24,403,110
Stryker Corp.	73,352	15,079,704
Total		92,645,015
Health Care Providers & Services 3.8%
AmerisourceBergen Corp.	59,300	5,055,918
Anthem, Inc.	49,700	14,025,837
Cardinal Health, Inc.	97,300	4,582,830
Cigna Corp.	92,430	14,562,347
Humana, Inc.	27,000	7,163,100
McKesson Corp.	91,160	12,250,992
Molina Healthcare, Inc.(a)	4,040	578,286
UnitedHealth Group, Inc.	89,626	21,869,640
Total		80,088,950
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	151,950	11,346,106
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	178,337	8,087,583
Eli Lilly & Co.	35,608	3,945,010
Johnson & Johnson	191,793	26,712,929
Pfizer, Inc.	544,676	23,595,365
Total		62,340,887
Total Health Care		277,665,725
Industrials 7.5%
Aerospace & Defense 3.2%
Boeing Co. (The)	116,351	42,352,928
Huntington Ingalls Industries, Inc.	9,600	2,157,504
Northrop Grumman Corp.	54,094	17,478,312
Spirit AeroSystems Holdings, Inc., Class A	9,800	797,426
Textron, Inc.	70,600	3,744,624
Total		66,530,794
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc.	62,546	4,744,740
Building Products 0.2%
Masco Corp.	98,300	3,857,292
Commercial Services & Supplies 0.9%
Waste Connections, Inc.	187,553	17,926,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.5%
General Electric Co.	1,493,994	15,686,937
Honeywell International, Inc.	93,797	16,376,018
Total		32,062,955
Machinery 0.6%
AGCO Corp.	92,366	7,164,830
Cummins, Inc.	35,270	6,043,162
Total		13,207,992
Professional Services 0.1%
Insperity, Inc.	5,600	683,984
ManpowerGroup, Inc.	20,000	1,932,000
Total		2,615,984
Road & Rail 0.8%
Kansas City Southern	89,329	10,882,059
Landstar System, Inc.	37,000	3,995,630
Norfolk Southern Corp.	3,780	753,467
Total		15,631,156
Trading Companies & Distributors 0.0%
WESCO International, Inc.(a)	16,400	830,660
Total Industrials		157,407,889
Information Technology 21.5%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	8,100	2,102,922
Cisco Systems, Inc.	548,611	30,025,480
CommScope Holding Co., Inc.(a)	56,000	880,880
F5 Networks, Inc.(a)	21,700	3,160,171
Juniper Networks, Inc.	222,400	5,922,512
Total		42,091,965
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc.(a)	72,606	5,174,630
Avnet, Inc.	91,705	4,151,485
Corning, Inc.	331,338	11,010,362
Jabil, Inc.	86,871	2,745,123
Tech Data Corp.(a)	11,400	1,192,440
Total		24,274,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	85

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.7%
Accenture PLC, Class A	65,352	12,075,089
Cognizant Technology Solutions Corp., Class A	134,186	8,506,050
Fidelity National Information Services, Inc.	153,559	18,838,618
Fiserv, Inc.(a)	205,080	18,695,093
GoDaddy, Inc., Class A(a)	26,900	1,887,035
MasterCard, Inc., Class A	105,005	27,776,973
MAXIMUS, Inc.	7,600	551,304
PayPal Holdings, Inc.(a)	160,700	18,393,722
VeriSign, Inc.(a)	36,100	7,550,676
Visa, Inc., Class A	155,709	27,023,297
Total		141,297,857
Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	171,669	7,709,655
Broadcom, Inc.	44,600	12,838,556
Micron Technology, Inc.(a)	263,436	10,165,995
Qorvo, Inc.(a)	25,000	1,665,250
Texas Instruments, Inc.	60,961	6,995,885
Total		39,375,341
Software 7.1%
Aspen Technology, Inc.(a)	36,827	4,576,860
Autodesk, Inc.(a)	26,000	4,235,400
Citrix Systems, Inc.	55,400	5,436,956
Dropbox, Inc., Class A(a)	38,300	959,415
FireEye, Inc.(a)	106,800	1,581,708
Fortinet, Inc.(a)	42,600	3,272,958
HubSpot, Inc.(a)	4,500	767,340
Intuit, Inc.	39,840	10,411,387
Microsoft Corp.	717,842	96,162,114
Oracle Corp.	280,600	15,985,782
Palo Alto Networks, Inc.(a)	6,000	1,222,560
Salesforce.com, Inc.(a)	27,400	4,157,402
ServiceNow, Inc.(a)	3,600	988,452
Teradata Corp.(a)	32,500	1,165,125
Total		150,923,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	165,575	32,770,604
Dell Technologies, Inc.(a)	14,600	741,680
Hewlett Packard Enterprise Co.	302,800	4,526,860
HP, Inc.	414,000	8,607,060
NetApp, Inc.	45,900	2,832,030
Seagate Technology PLC	36,100	1,701,032
Western Digital Corp.	80,900	3,846,795
Total		55,026,061
Total Information Technology		452,988,723
Materials 5.5%
Chemicals 5.1%
Air Products & Chemicals, Inc.	102,522	23,207,905
Celanese Corp., Class A	41,060	4,426,268
CF Industries Holdings, Inc.	156,046	7,288,909
Corteva, Inc.(a)	145,807	4,311,513
Dow, Inc.	126,702	6,247,676
DuPont de Nemours, Inc.	151,607	11,381,137
Eastman Chemical Co.	109,806	8,546,201
Ecolab, Inc.	56,300	11,115,872
FMC Corp.	40,300	3,342,885
Huntsman Corp.	24,400	498,736
Linde PLC	70,645	14,185,516
LyondellBasell Industries NV, Class A	58,700	5,055,831
NewMarket Corp.	4,697	1,883,215
Valvoline, Inc.	154,595	3,019,240
WR Grace & Co.	24,324	1,851,300
Total		106,362,204
Containers & Packaging 0.4%
International Paper Co.	206,462	8,943,934
Total Materials		115,306,138
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	134,408	27,479,715
Camden Property Trust	28,900	3,016,871
Crown Castle International Corp.	31,060	4,048,671
Equinix, Inc.	13,900	7,009,631

The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Equity Residential	16,900	1,283,048
SBA Communications Corp.(a)	26,600	5,980,744
Total		48,818,680
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	105,900	5,432,670
Total Real Estate		54,251,350
Utilities 3.6%
Electric Utilities 1.8%
Duke Energy Corp.	46,400	4,094,336
Exelon Corp.	279,646	13,406,229
NextEra Energy, Inc.	88,467	18,123,350
Pinnacle West Capital Corp.	22,400	2,107,616
Total		37,731,531
Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	62,958	2,211,085
Multi-Utilities 0.9%
DTE Energy Co.	14,600	1,867,048
Sempra Energy	126,211	17,346,440
Total		19,213,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.8%
American Water Works Co., Inc.	153,027	17,751,132
Total Utilities		76,907,236
Total Common Stocks (Cost $1,927,130,800)		2,047,871,926

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	62,337,758	62,331,525
Total Money Market Funds (Cost $62,332,261)		62,331,525
Total Investments in Securities (Cost: $1,989,463,061)		2,110,203,451
Other Assets & Liabilities, Net		996,971
Net Assets		2,111,200,422

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	20,880,731	284,993,616	(243,536,589)	62,337,758	43	(736)	385,411	62,331,525
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	87

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	165,700,335	—	—	—	165,700,335
Consumer Discretionary	255,955,541	—	—	—	255,955,541
Consumer Staples	132,882,458	—	—	—	132,882,458
Energy	84,944,581	—	—	—	84,944,581
Financials	273,861,950	—	—	—	273,861,950
Health Care	277,665,725	—	—	—	277,665,725
Industrials	157,407,889	—	—	—	157,407,889
Information Technology	452,988,723	—	—	—	452,988,723
Materials	115,306,138	—	—	—	115,306,138
Real Estate	54,251,350	—	—	—	54,251,350
Utilities	76,907,236	—	—	—	76,907,236
Total Common Stocks	2,047,871,926	—	—	—	2,047,871,926
Money Market Funds	—	—	—	62,331,525	62,331,525
Total Investments in Securities	2,047,871,926	—	—	62,331,525	2,110,203,451
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.9%
Issuer	Shares	Value ($)
Communication Services 1.7%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	149,631	1,695,319
Entertainment 0.2%
Rosetta Stone, Inc.(a)	58,917	1,348,021
Interactive Media & Services 0.3%
Cars.com Inc(a)	108,464	2,138,910
Meet Group, Inc. (The)(a)	88,900	309,372
Total		2,448,282
Media 1.0%
comScore, Inc.(a)	78,090	402,945
Hemisphere Media Group, Inc.(a)	1,700	21,964
John Wiley & Sons, Inc., Class A	69,635	3,193,461
Liberty Latin America Ltd., Class C(a)	11,500	197,685
Marchex, Inc.(a)	24,272	114,078
Meredith Corp.	32,499	1,789,395
Scholastic Corp.	12,153	403,966
TEGNA, Inc.	87,735	1,329,185
Total		7,452,679
Total Communication Services		12,944,301
Consumer Discretionary 7.8%
Auto Components 1.8%
Adient PLC	29,520	716,450
American Axle & Manufacturing Holdings, Inc.(a)	104,718	1,336,202
Cooper Tire & Rubber Co.	48,047	1,515,883
Cooper-Standard Holding, Inc.(a)	31,641	1,449,791
Dana, Inc.	225,400	4,494,476
Gentherm, Inc.(a)	19,520	816,522
Modine Manufacturing Co.(a)	33,018	472,488
Shiloh Industries, Inc.(a)	4,196	20,434
Tower International, Inc.	33,839	659,860
Visteon Corp.(a)	37,700	2,208,466
Total		13,690,572
Distributors 0.1%
Core-Mark Holding Co., Inc.	19,445	772,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	6,700	301,835
Graham Holdings Co., Class B	4,386	3,026,472
K12, Inc.(a)	54,616	1,660,872
Regis Corp.(a)	35,376	587,242
Total		5,576,421
Hotels, Restaurants & Leisure 1.4%
Fiesta Restaurant Group, Inc.(a)	7,000	91,980
Jack in the Box, Inc.	101,666	8,274,596
Papa John’s International, Inc.	18,104	809,611
Red Lion Hotels Corp.(a)	164,794	1,171,685
Town Sports International Holdings, Inc.(a)	4,400	9,548
Total		10,357,420
Household Durables 1.1%
Bassett Furniture Industries, Inc.	6,912	105,408
CSS Industries Inc	11,990	58,511
Hooker Furniture Corp.	7,694	158,650
La-Z-Boy, Inc.	77,934	2,389,457
M/I Homes, Inc.(a)	78,606	2,243,415
MDC Holdings, Inc.	97,343	3,190,904
Total		8,146,345
Internet & Direct Marketing Retail 0.0%
Lands’ End, Inc.(a)	16,847	205,870
Leisure Products 0.4%
Brunswick Corp.	19,886	912,569
Johnson Outdoors, Inc., Class A	24,045	1,793,036
Vista Outdoor, Inc.(a)	71,963	639,031
Total		3,344,636
Specialty Retail 2.0%
Aaron’s, Inc.	81,893	5,029,049
American Eagle Outfitters, Inc.	173,125	2,925,813
Caleres, Inc.	33,039	658,137
Container Store Group, Inc. (The)(a)	9,900	72,468
Designer Brands, Inc.	80,770	1,548,361
Foot Locker, Inc.	15,436	647,077
Genesco, Inc.(a)	20,815	880,266
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	89

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Group 1 Automotive, Inc.	22,246	1,821,725
Murphy U.S.A., Inc.(a)	13,367	1,123,229
Rent-A-Center, Inc.(a)	2,668	71,049
Tilly’s, Inc.	5,403	41,225
Total		14,818,399
Textiles, Apparel & Luxury Goods 0.3%
Culp, Inc.	28,398	539,562
G-III Apparel Group Ltd.(a)	70,644	2,078,346
Total		2,617,908
Total Consumer Discretionary		59,529,926
Consumer Staples 3.1%
Beverages 0.3%
Primo Water Corp.(a)	170,852	2,101,480
Food & Staples Retailing 0.2%
Andersons, Inc. (The)	10,764	293,211
Natural Grocers by Vitamin Cottage, Inc.(a)	2,000	20,100
SpartanNash Co.	51,869	605,311
U.S. Foods Holding Corp.(a)	11,600	414,816
Total		1,333,438
Food Products 2.6%
Flowers Foods, Inc.	179,595	4,179,176
Fresh Del Monte Produce, Inc.	50,950	1,373,103
Hain Celestial Group, Inc. (The)(a)	307,730	6,739,287
Hostess Brands, Inc.(a)	192,042	2,773,086
Pilgrim’s Pride Corp.(a)	47,259	1,199,906
Post Holdings, Inc.(a)	1,700	176,749
TreeHouse Foods, Inc.(a)	62,684	3,391,204
Total		19,832,511
Total Consumer Staples		23,267,429
Energy 6.2%
Energy Equipment & Services 2.1%
Apergy Corp.(a)	46,527	1,560,516
Archrock, Inc.	69,474	736,424
C&J Energy Services, Inc.(a)	218,596	2,575,061
Exterran Corp.(a)	22,411	318,684
FTS International, Inc.(a)	38,200	213,156
Gulf Island Fabrication, Inc.(a)	2,400	17,040
Keane Group, Inc.(a)	15,400	103,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Liberty Oilfield Services, Inc., Class A	112,280	1,816,690
Matrix Service Co.(a)	49,424	1,001,330
ProPetro Holding Corp.(a)	137,717	2,850,742
SEACOR Holdings, Inc.(a)	22,270	1,058,048
Solaris Oilfield Infrastructure, Inc., Class A	254,660	3,814,807
Superior Energy Services, Inc.(a)	257,100	334,230
Total		16,400,216
Oil, Gas & Consumable Fuels 4.1%
Arch Coal, Inc.	25,440	2,396,702
Berry Petroleum Corp.	39,400	417,640
Brigham Minerals, Inc., Class A(a)	47,884	1,027,591
Callon Petroleum Co.(a)	421,875	2,780,156
CONSOL Energy, Inc.(a)	5,600	149,016
CVR Energy, Inc.	41,130	2,056,089
Delek U.S. Holdings, Inc.	49,154	1,991,720
Enerplus Corp.	689,720	5,193,592
Midstates Petroleum Co., Inc.(a)	28,143	165,762
Par Pacific Holdings, Inc.(a)	61,392	1,259,764
PDC Energy, Inc.(a)	62,938	2,269,544
Peabody Energy Corp.	86,371	2,081,541
Range Resources Corp.	201,320	1,405,214
Renewable Energy Group, Inc.(a)	40,838	647,691
SM Energy Co.	29,900	374,348
Talos Energy, Inc.(a)	34,401	827,344
Unit Corp.(a)	13,600	120,904
W&T Offshore, Inc.(a)	30,558	151,568
World Fuel Services Corp.	117,786	4,235,584
WPX Energy, Inc.(a)	129,036	1,485,204
Total		31,036,974
Total Energy		47,437,190
Financials 25.4%
Banks 16.1%
1st Source Corp.	1,434	66,538
American National Bankshares, Inc.	4,259	165,036
Atlantic Capital Bancshares, Inc.(a)	24,895	426,202
Atlantic Union Bankshares Corp.	123,210	4,353,009
BancFirst Corp.	18,438	1,026,259
Bancorp, Inc. (The)(a)	67,900	605,668
Bank of Commerce Holdings	4,325	46,234

The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bank of Marin Bancorp	7,893	323,771
Bank of Princeton (The)	1,780	53,400
BankFinancial Corp.	8,005	111,990
Banner Corp.	85,724	4,641,955
Baycom Corp.(a)	600	13,140
Berkshire Hills Bancorp, Inc.	56,202	1,764,181
Bryn Mawr Bank Corp.	8,112	302,740
Capital City Bank Group, Inc.	5,700	141,645
Cathay General Bancorp	90,751	3,258,869
CBTX, Inc.	7,168	201,708
Central Pacific Financial Corp.	41,350	1,238,846
Central Valley Community Bancorp	8,237	176,848
Chemung Financial Corp.	1,533	74,105
Commerce Bancshares, Inc.	11,340	676,544
Community Bank System, Inc.	47,715	3,141,556
Community Trust Bancorp, Inc.	14,347	606,735
Enterprise Financial Services Corp.	105,485	4,388,176
Evans Bancorp, Inc.	11	415
Financial Institutions, Inc.	11,900	346,885
First BanCorp	266,809	2,945,571
First BanCorp	24,676	898,700
First Bancshares, Inc. (The)	3,400	103,156
First Busey Corp.	191,426	5,055,561
First Business Financial Services, Inc.	5,372	126,242
First Commonwealth Financial Corp.	111,623	1,503,562
First Financial Corp.	6,816	273,731
First Interstate Bancsystem, Inc.	61,840	2,449,482
First Merchants Corp.	26,611	1,008,557
First Midwest Bancorp, Inc.	66,549	1,362,258
FNB Corp.	341,665	4,021,397
Glacier Bancorp, Inc.	51,648	2,094,326
Great Southern Bancorp, Inc.	7,432	444,805
Hancock Whitney Corp.	33,370	1,336,802
Heartland Financial U.S.A., Inc.	67,184	3,005,140
Heritage Financial Corp.	17,978	531,070
HomeTrust Bancshares, Inc.	12,985	326,443
Iberiabank Corp.	125,119	9,490,276
Independent Bank Corp.	47,675	3,630,451
Independent Bank Corp.	18,078	393,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Bancorp, Inc.	100,909	1,125,135
Lakeland Bancorp, Inc.	20,540	331,721
Lakeland Financial Corp.	95,629	4,478,306
Metropolitan Bank Holding Corp.(a)	7,383	324,852
MidWestOne Financial Group, Inc.	4,700	131,412
National Bank Holdings Corp., Class A	104,881	3,807,180
Northrim BanCorp, Inc.	835	29,776
OFG Bancorp	103,537	2,461,075
Old Line Bancshares, Inc.	3,215	85,551
Old Second Bancorp, Inc.	3,000	38,310
Opus Bank	22,074	465,982
Park National Corp.	1,747	173,634
Peapack Gladstone Financial Corp.	5,184	145,774
Peoples Bancorp, Inc.	5,849	188,689
Pinnacle Financial Partners, Inc.	46,221	2,656,783
Popular, Inc.	9,000	488,160
Preferred Bank	56,980	2,692,305
QCR Holdings, Inc.	11,526	401,912
Renasant Corp.	108,370	3,894,818
Seacoast Banking Corp. of Florida(a)	74,836	1,903,828
Shore Bancshares, Inc.	6,200	101,308
Sierra Bancorp	9,192	249,287
Sterling Bancorp	69,711	1,483,450
UMB Financial Corp.	21,174	1,393,673
Umpqua Holdings Corp.	470,200	7,800,618
United Community Banks, Inc.	150,807	4,307,048
WesBanco, Inc.	87,823	3,385,577
Western Alliance Bancorp(a)	41,988	1,877,703
Wintrust Financial Corp.	94,480	6,912,157
Total		122,489,929
Capital Markets 1.5%
Evercore, Inc., Class A	56,830	5,033,433
Ladenburg Thalmann Financial Services, Inc.	32,224	110,528
Piper Jaffray Companies	45,861	3,406,097
Stifel Financial Corp.	27,400	1,618,244
Waddell & Reed Financial, Inc., Class A	75,700	1,261,919
Total		11,430,221

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	91

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.3%
Elevate Credit, Inc.(a)	9,688	39,915
Green Dot Corp., Class A(a)	15,800	772,620
SLM Corp.	172,850	1,680,102
Total		2,492,637
Diversified Financial Services 0.1%
Marlin Business Services Corp.	3,090	77,034
Voya Financial, Inc.	10,100	558,530
Total		635,564
Insurance 3.8%
American Equity Investment Life Holding Co.	54,630	1,483,751
AMERISAFE, Inc.	23,100	1,473,087
Argo Group International Holdings Ltd.	50,987	3,775,587
Axis Capital Holdings Ltd.	61,640	3,676,826
CNO Financial Group, Inc.	317,142	5,289,929
Donegal Group, Inc., Class A	3,263	49,826
Employers Holdings, Inc.	26,300	1,111,701
FedNat Holding Co.	11,453	163,434
Hallmark Financial Services, Inc.(a)	6,711	95,498
Hanover Insurance Group, Inc. (The)	26,385	3,385,195
Heritage Insurance Holdings, Inc.	21,310	328,387
Horace Mann Educators Corp.	28,976	1,167,443
National General Holdings Corp.	32,276	740,411
ProAssurance Corp.	58,050	2,096,185
Protective Insurance Corp., Class B	2,892	50,234
Reinsurance Group of America, Inc.	11,922	1,860,190
Selective Insurance Group, Inc.	14,321	1,072,500
State Auto Financial Corp.	5,107	178,745
Third Point Reinsurance Ltd.(a)	60,403	623,359
Total		28,622,288
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Chimera Investment Corp.	86,889	1,639,595
Invesco Mortgage Capital, Inc.	145,725	2,349,087
Ladder Capital Corp., Class A	145,362	2,414,463
Redwood Trust, Inc.	155,060	2,563,142
Total		8,966,287
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.4%
Bridgewater Bancshares, Inc.(a)	2,000	23,080
First Defiance Financial Corp.	18,900	539,973
Flagstar Bancorp, Inc.	61,463	2,036,884
Meridian Bancorp, Inc.	16,465	294,559
OP Bancorp	6,100	66,124
Radian Group, Inc.	281,552	6,433,463
Riverview Bancorp, Inc.	4,363	37,260
Territorial Bancorp, Inc.	3,310	102,279
TrustCo Bank Corp.	108,124	856,342
United Community Financial Corp.	1,700	16,269
Washington Federal, Inc.	181,020	6,323,028
WSFS Financial Corp.	47,492	1,961,420
Total		18,690,681
Total Financials		193,327,607
Health Care 6.0%
Biotechnology 0.3%
Acorda Therapeutics, Inc.(a)	81,305	623,610
Aeglea BioTherapeutics, Inc.(a)	6,845	46,888
AMAG Pharmaceuticals, Inc.(a)	55,900	558,441
Applied Genetic Technologies Corp.(a)	10,128	38,385
Calithera Biosciences, Inc.(a)	5,900	23,010
Coherus Biosciences, Inc.(a)	11,400	251,940
Mersana Therapeutics, Inc.(a)	39,866	161,457
Minerva Neurosciences, Inc.(a)	18,600	104,718
Neon Therapeutics, Inc.(a)	6,200	29,388
Principia Biopharma, Inc.(a)	2,200	73,018
Prothena Corp., PLC(a)	31,784	335,957
Sutro Biopharma, Inc.(a)	1,800	20,484
Total		2,267,296
Health Care Equipment & Supplies 1.8%
Angiodynamics, Inc.(a)	98,671	1,942,832
Chembio Diagnostics, Inc.(a)	104,516	636,502
Natus Medical, Inc.(a)	110,663	2,842,933
Orthofix Medical, Inc.(a)	154,831	8,187,463
RTI Surgical Holdings, Inc.(a)	30,448	129,404
Total		13,739,134

The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.5%
AMN Healthcare Services, Inc.(a)	26,541	1,439,849
Cross Country Healthcare, Inc.(a)	46,330	434,575
Ensign Group, Inc. (The)	85,417	4,861,936
Hanger, Inc.(a)	145,317	2,782,821
Magellan Health, Inc.(a)	120,362	8,934,471
Triple-S Management Corp., Class B(a)	23,565	562,025
Total		19,015,677
Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.(a)	141,833	1,649,518
Computer Programs & Systems, Inc.	13,370	371,552
Total		2,021,070
Pharmaceuticals 1.1%
Akorn, Inc.(a)	115,600	595,340
Assertio Therapeutics, Inc.(a)	116,307	401,259
Endo International PLC(a)	159,362	656,572
Intra-Cellular Therapies, Inc.(a)	8,000	103,840
Lannett Co., Inc.(a)	39,200	237,552
Mallinckrodt PLC(a)	72,870	668,947
Menlo Therapeutics, Inc.(a)	17,000	101,830
Phibro Animal Health Corp., Class A	116,665	3,706,447
Prestige Consumer Healthcare, Inc.(a)	58,565	1,855,339
Total		8,327,126
Total Health Care		45,370,303
Industrials 11.6%
Aerospace & Defense 0.4%
Ducommun, Inc.(a)	17,045	768,218
Moog, Inc., Class A	16,120	1,508,993
Parsons Corp.(a)	12,178	448,881
Vectrus, Inc.(a)	2,844	115,353
Total		2,841,445
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.(a)	98,234	2,396,909
Echo Global Logistics, Inc.(a)	27,972	583,776
Forward Air Corp.	11,852	701,046
Radiant Logistics, Inc.(a)	37,663	231,251
Total		3,912,982
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.3%
Allegiant Travel Co.	17,383	2,494,460
American Airlines Group, Inc.	8,011	261,239
Total		2,755,699
Building Products 1.4%
Armstrong Flooring, Inc.(a)	26,009	256,188
Gibraltar Industries, Inc.(a)	87,836	3,545,061
Lennox International, Inc.	2,760	759,000
Quanex Building Products Corp.	313,710	5,925,982
Total		10,486,231
Commercial Services & Supplies 0.8%
Brink’s Co. (The)	37,774	3,066,493
Quad/Graphics, Inc.	76,426	604,530
SP Plus Corp.(a)	69,120	2,207,002
Total		5,878,025
Construction & Engineering 2.3%
Aegion Corp.(a)	55,526	1,021,678
Comfort Systems U.S.A., Inc.	33,990	1,733,150
EMCOR Group, Inc.	53,201	4,687,008
Fluor Corp.	35,200	1,185,888
Great Lakes Dredge & Dock Corp.(a)	315,487	3,482,977
Primoris Services Corp.	194,325	4,067,222
Sterling Construction Co., Inc.(a)	40,750	546,865
Tutor Perini Corp.(a)	53,616	743,654
Total		17,468,442
Electrical Equipment 1.8%
AZZ, Inc.	80,357	3,698,029
Encore Wire Corp.	5,381	315,219
EnerSys	78,078	5,348,343
GrafTech International Ltd.	131,100	1,507,650
Powell Industries, Inc.	7,204	273,752
Regal Beloit Corp.	29,490	2,409,628
Total		13,552,621
Machinery 2.6%
AGCO Corp.	13,900	1,078,223
Astec Industries, Inc.	34,462	1,122,083
Columbus McKinnon Corp.	40,906	1,716,825
Hyster-Yale Materials Handling, Inc.	11,100	613,386

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ITT, Inc.	59,262	3,880,476
LB Foster Co., Class A(a)	9,811	268,233
Manitowoc Co., Inc. (The)(a)	73,700	1,311,860
Milacron Holdings Corp.(a)	204,880	2,827,344
Navistar International Corp.(a)	30,251	1,042,147
Park-Ohio Holdings Corp.	7,531	245,435
Spartan Motors, Inc.	37,629	412,414
SPX Corp.(a)	107,675	3,555,428
SPX FLOW, Inc.(a)	26,782	1,121,094
Terex Corp.	8,400	263,760
Titan International, Inc.	54,993	268,916
Wabash National Corp.	759	12,349
Total		19,739,973
Professional Services 0.9%
CBIZ, Inc.(a)	61,616	1,207,058
Huron Consulting Group, Inc.(a)	33,142	1,669,694
Kelly Services, Inc., Class A	14,275	373,862
Korn/Ferry International	51,029	2,044,732
ManpowerGroup, Inc.	4,100	396,060
TrueBlue, Inc.(a)	44,473	981,074
Total		6,672,480
Road & Rail 0.1%
ArcBest Corp.	21,166	594,976
Ryder System, Inc.	3,000	174,900
US Xpress Enterprises, Inc.(a)	49,681	255,360
USA Truck, Inc.(a)	1,807	18,269
Total		1,043,505
Trading Companies & Distributors 0.5%
Foundation Building Materials, Inc.(a)	27,587	490,497
Herc Holdings Inc(a)	28,364	1,299,922
Rush Enterprises, Inc., Class A	40,726	1,487,314
Veritiv Corp.(a)	21,914	425,570
WESCO International, Inc.(a)	5,391	273,054
Total		3,976,357
Total Industrials		88,327,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.6%
Communications Equipment 2.1%
Acacia Communications, Inc.(a)	4,200	198,072
ADTRAN, Inc.	76,101	1,160,540
Calix, Inc.(a)	79,543	521,802
CommScope Holding Co., Inc.(a)	8,700	136,851
Comtech Telecommunications Corp.	1,496	42,052
Digi International, Inc.(a)	24,423	309,684
EMCORE Corp.(a)	25,700	84,553
Harmonic, Inc.(a)	65,691	364,585
Infinera Corp.(a)	110,900	322,719
InterDigital, Inc.	64,815	4,174,086
NETGEAR, Inc.(a)	40,783	1,031,402
Netscout Systems, Inc.(a)	19,800	502,722
Plantronics, Inc.	62,996	2,333,372
Radware Ltd.(a)	135,500	3,350,915
Sierra Wireless, Inc.(a)	106,750	1,289,540
Total		15,822,895
Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc.(a)	12,079	721,237
Arlo Technologies, Inc.(a)	134,505	539,365
Avnet, Inc.	43,731	1,979,702
Benchmark Electronics, Inc.	75,787	1,903,770
Daktronics, Inc.	47,366	292,248
FARO Technologies, Inc.(a)	21,411	1,125,790
Fitbit, Inc., Class A(a)	166,600	733,040
FLIR Systems, Inc.	51,603	2,791,722
Insight Enterprises, Inc.(a)	22,500	1,309,500
Jabil, Inc.	19,900	628,840
MTS Systems Corp.	42,375	2,480,209
PC Connection, Inc.	9,215	322,341
Scansource, Inc.(a)	16,218	528,058
SYNNEX Corp.	26,286	2,586,543
Tech Data Corp.(a)	16,620	1,738,452
TTM Technologies, Inc.(a)	158,847	1,620,239
Total		21,301,056

The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.9%
Conduent, Inc.(a)	162,027	1,553,839
CSG Systems International, Inc.	42,381	2,069,464
KBR, Inc.	92,954	2,318,273
MAXIMUS, Inc.	47,600	3,452,904
Presidio, Inc.	61,200	836,604
TTEC Holdings, Inc.	79,195	3,689,695
Unisys Corp.(a)	62,600	608,472
Total		14,529,251
Semiconductors & Semiconductor Equipment 1.5%
Amkor Technology, Inc.(a)	119,637	892,492
Cirrus Logic, Inc.(a)	61,300	2,678,810
Cohu, Inc.	153,665	2,371,051
Cypress Semiconductor Corp.	22,890	509,074
MKS Instruments, Inc.	15,860	1,235,335
NeoPhotonics Corp.(a)	25,000	104,500
Photronics, Inc.(a)	105,737	867,043
Semtech Corp.(a)	9,119	438,168
Synaptics, Inc.(a)	53,039	1,545,556
Veeco Instruments, Inc.(a)	53,048	648,247
Total		11,290,276
Software 2.4%
Alarm.com Holdings, Inc.(a)	27,785	1,486,497
FireEye, Inc.(a)	376,297	5,572,959
j2 Global, Inc.	15,486	1,376,551
Nuance Communications, Inc.(a)	54,806	875,252
Progress Software Corp.	155,525	6,784,000
Synchronoss Technologies, Inc.(a)	56,000	442,960
Telenav, Inc.(a)	42,925	343,400
TiVo Corp.	159,940	1,178,758
Total		18,060,377
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.9%
Avid Technology, Inc.(a)	3,188	29,075
Diebold, Inc.(a)	23,626	216,414
Intevac, Inc.(a)	23,680	114,611
NCR Corp.(a)	398,446	12,391,671
Stratasys Ltd.(a)	72,360	2,125,213
Total		14,876,984
Total Information Technology		95,880,839
Materials 5.6%
Chemicals 3.3%
AdvanSix, Inc.(a)	37,776	922,868
Ashland Global Holdings, Inc.	12,400	991,628
Ferro Corp.(a)	57,578	909,732
Huntsman Corp.	141,035	2,882,755
Innophos Holdings, Inc.	327,175	9,524,064
Innospec, Inc.	24,200	2,208,008
Koppers Holdings, Inc.(a)	7,200	211,392
Kraton Performance Polymers, Inc.(a)	24,881	773,053
Minerals Technologies, Inc.	42,250	2,260,798
NewMarket Corp.	1,000	400,940
Stepan Co.	7,448	684,546
Trinseo SA	45,980	1,946,793
Valvoline, Inc.	19,500	380,835
WR Grace & Co.	9,600	730,656
Total		24,828,068
Containers & Packaging 0.6%
Silgan Holdings, Inc.	138,742	4,245,505
Metals & Mining 1.1%
Allegheny Technologies, Inc.(a)	91,273	2,300,080
Coeur Mining, Inc.(a)	185,085	803,269
Olympic Steel, Inc.	100	1,365
Schnitzer Steel Industries, Inc., Class A	10,600	277,402
SunCoke Energy, Inc.(a)	261,598	2,322,990
Warrior Met Coal, Inc.	105,970	2,767,936
Total		8,473,042

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.6%
Boise Cascade Co.	6,700	188,337
PH Glatfelter Co.	255,678	4,315,845
Verso Corp., Class A(a)	11,400	217,170
Total		4,721,352
Total Materials		42,267,967
Real Estate 9.3%
Equity Real Estate Investment Trusts (REITS) 8.9%
Alexander & Baldwin, Inc.	6,207	143,382
American Assets Trust, Inc.	3,000	141,360
Americold Realty Trust	92,890	3,011,494
Ashford Hospitality Trust, Inc.	172,044	510,971
Braemar Hotels & Resorts, Inc.	4,300	42,570
Brandywine Realty Trust	180,567	2,585,719
Camden Property Trust	6,000	626,340
Chatham Lodging Trust	74,837	1,412,174
Columbia Property Trust, Inc.	113,588	2,355,815
CoreCivic, Inc.	70,809	1,469,995
Corporate Office Properties Trust	115,830	3,054,437
Cousins Properties, Inc.	30,594	1,106,585
DiamondRock Hospitality Co.	169,778	1,755,505
Equity Commonwealth	370,487	12,048,237
Franklin Street Properties Corp.	34,700	256,086
Getty Realty Corp.	10,667	328,117
Healthcare Trust of America, Inc., Class A	94,275	2,585,963
iStar, Inc.	39,200	486,864
Kite Realty Group Trust	94,260	1,426,154
NexPoint Residential Trust, Inc.	3,763	155,788
Outfront Media, Inc.	100,000	2,579,000
Pebblebrook Hotel Trust	31,522	888,290
Physicians Realty Trust	335,837	5,856,997
Preferred Apartment Communities, Inc., Class A	112,083	1,675,641
QTS Realty Trust Inc., Class A	81,035	3,742,196
Rayonier, Inc.	8,200	248,460
Retail Value, Inc.	12,300	428,040
RLJ Lodging Trust	165,076	2,928,448
Spirit Realty Capital, Inc.	6,900	294,354
STAG Industrial, Inc.	204,405	6,181,207
Summit Hotel Properties, Inc.	219,726	2,520,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunstone Hotel Investors, Inc.	161,977	2,220,705
Terreno Realty Corp.	7,140	350,146
Washington Real Estate Investment Trust	101,276	2,707,108
Total		68,124,405
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA(a)	1,916	37,668
Consolidated-Tomoka Land Co.	5,816	347,215
Forestar Group, Inc.(a)	5,738	112,178
Newmark Group, Inc., Class A	264,270	2,373,145
Total		2,870,206
Total Real Estate		70,994,611
Utilities 6.6%
Electric Utilities 1.6%
Allete, Inc.	73,494	6,115,436
El Paso Electric Co.	12,990	849,546
PNM Resources, Inc.	64,315	3,274,277
Portland General Electric Co.	30,444	1,649,151
Total		11,888,410
Gas Utilities 2.6%
Chesapeake Utilities Corp.	900	85,518
National Fuel Gas Co.	43,015	2,269,041
New Jersey Resources Corp.	47,658	2,371,939
Northwest Natural Holding Co.	12,200	847,900
ONE Gas, Inc.	21,624	1,952,647
South Jersey Industries, Inc.	61,414	2,071,494
Southwest Gas Holdings, Inc.	83,195	7,455,936
Spire, Inc.	32,726	2,746,366
Total		19,800,841
Independent Power and Renewable Electricity Producers 0.0%
NRG Energy, Inc.	6,200	217,744
Multi-Utilities 1.2%
Avista Corp.	147,107	6,560,972
Black Hills Corp.	38,650	3,021,271
Total		9,582,243

The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 1.2%
American States Water Co.	21,090	1,586,812
California Water Service Group	96,539	4,887,769
Connecticut Water Service, Inc.	36,352	2,534,461
Total		9,009,042
Total Utilities		50,498,280
Total Common Stocks (Cost $720,673,704)		729,846,213

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	13,637	2,026,731
Total Exchange-Traded Funds (Cost $1,875,319)		2,026,731

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(e),(f)	27,401,252	27,398,512
Total Money Market Funds (Cost $27,398,968)		27,398,512
Total Investments in Securities (Cost: $749,947,991)		759,271,456
Other Assets & Liabilities, Net		1,807,151
Net Assets		761,078,607

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	16,443,628	97,569,256	(86,611,632)	27,401,252	4	(456)	300,577	27,398,512
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	12,944,301	—	—	—	12,944,301
Consumer Discretionary	59,529,926	—	—	—	59,529,926
Consumer Staples	23,267,429	—	—	—	23,267,429
Energy	47,437,190	—	—	—	47,437,190
Financials	193,327,607	—	—	—	193,327,607
Health Care	45,370,303	—	—	—	45,370,303
Industrials	88,327,760	—	—	—	88,327,760
Information Technology	95,880,839	—	—	—	95,880,839
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Variable Portfolio Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	42,267,967	—	—	—	42,267,967
Real Estate	70,994,611	—	—	—	70,994,611
Utilities	50,498,280	—	—	—	50,498,280
Total Common Stocks	729,846,213	—	—	—	729,846,213
Exchange-Traded Funds	2,026,731	—	—	—	2,026,731
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	27,398,512	27,398,512
Total Investments in Securities	731,872,944	—	0*	27,398,512	759,271,456

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	99

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
	Columbia Variable Portfolio – Global Strategic Income Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $103,214,184, $5,239,934,377, $109,594,010, respectively)	$107,008,795	$5,327,421,187	$112,837,947
Affiliated issuers (cost $6,186,210, $137,825,310, $1,359,365, respectively)	6,186,181	137,825,310	1,359,365
Options purchased (cost $—, $1,172,500, $436,552, respectively)	—	1,493,625	571,493
Foreign currency (cost $122,630, $—, $562,649, respectively)	122,381	—	566,637
Cash collateral held at broker for:
Options contracts written	—	10,029,000	—
Other	—	8,474,000(a)	—
Margin deposits on:
Futures contracts	282,960	—	217,943
Swap contracts	346,546	4,621,021	363,590
Unrealized appreciation on forward foreign currency exchange contracts	56,506	—	69,288
Unrealized appreciation on swap contracts	—	—	25,332
Upfront payments on swap contracts	89,494	6,415,256	—
Receivable for:
Investments sold	75,624	321,312	762,733
Investments sold on a delayed delivery basis	33,120	755,973,305	—
Capital shares sold	1,193	74,159	48
Dividends	12,710	224,746	1,722
Interest	974,004	24,923,652	329,544
Foreign tax reclaims	6,382	56,739	9,968
Variation margin for futures contracts	4,563	667,483	3,476
Variation margin for swap contracts	7,199	—	47,379
Expense reimbursement due from Investment Manager	53,844	—	3,435
Total assets	115,261,502	6,278,520,795	117,169,900
Liabilities
Option contracts written, at value (premiums received $—, $5,775,950, $654,400, respectively)	—	20,286,138	783,953
Due to custodian	58,361	281,308	—
Unrealized depreciation on forward foreign currency exchange contracts	478	—	1,011,974
Unrealized depreciation on swap contracts	22,831	2,319,977	80,929
Payable for:
Investments purchased	10,772	103,659	606,300
Investments purchased on a delayed delivery basis	405,734	1,630,855,014	—
Capital shares purchased	86,531	3,827,538	148,013
Variation margin for futures contracts	5,344	139,312	34,413
Variation margin for swap contracts	1,572	74,653	56,552
Management services fees	56,755	57,559	44,975
Distribution and/or service fees	11,880	2,058	12,798
Service fees	5,180	26,480	5,229
Compensation of board members	92,876	299,559	133,863
Compensation of chief compliance officer	13	525	14
Other expenses	64,787	118,205	59,197
Total liabilities	823,114	1,658,391,985	2,978,210
Net assets applicable to outstanding capital stock	$114,438,388	$4,620,128,810	$114,191,690
Represented by
Paid in capital	114,607,290	4,413,440,894	112,856,047
Total distributable earnings (loss)	(168,902)	206,687,916	1,335,643
Total - representing net assets applicable to outstanding capital stock	$114,438,388	$4,620,128,810	$114,191,690
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Variable Portfolio Funds | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	Columbia Variable Portfolio – Global Strategic Income Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class 1
Net assets	$9,846	$4,045,100,647	$13,192
Shares outstanding	1,116	387,296,562	2,360
Net asset value per share	$8.83 (b)	$10.44	$5.59
Class 2
Net assets	$10,171,241	$44,992,029	$18,637,114
Shares outstanding	1,170,784	4,320,087	3,407,024
Net asset value per share	$8.69	$10.41	$5.47
Class 3
Net assets	$104,257,301	$530,036,134	$95,541,384
Shares outstanding	11,893,435	50,664,196	17,176,016
Net asset value per share	$8.77	$10.46	$5.56

(a)	Includes collateral related to options contracts written and swap contracts.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	101

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	CTIVP® – Victory Sycamore Established Value Fund	Variable Portfolio – Partners Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $557,623,203, $1,927,130,800, $722,549,023, respectively)	$623,860,767	$2,047,871,926	$731,872,944
Affiliated issuers (cost $13,954,661, $62,332,261, $27,398,968, respectively)	13,954,395	62,331,525	27,398,512
Receivable for:
Investments sold	2,121,266	8,895,507	4,247,244
Capital shares sold	2,284	658,967	939
Dividends	770,250	1,908,171	1,087,782
Foreign tax reclaims	6,128	22,259	527
Expense reimbursement due from Investment Manager	—	13,178	—
Prepaid expenses	—	1	—
Total assets	640,715,090	2,121,701,534	764,607,948
Liabilities
Due to custodian	6,128	—	—
Payable for:
Investments purchased	3,803,527	7,069,911	2,641,811
Capital shares purchased	147,240	2,163,207	234,719
Management services fees	362,877	1,100,127	484,348
Distribution and/or service fees	14,895	5,155	10,511
Service fees	4,956	2,301	5,016
Compensation of board members	55,519	124,007	101,479
Compensation of chief compliance officer	68	228	88
Other expenses	35,784	36,176	51,369
Total liabilities	4,430,994	10,501,112	3,529,341
Net assets applicable to outstanding capital stock	$636,284,096	$2,111,200,422	$761,078,607
Represented by
Trust capital	$636,284,096	$2,111,200,422	$761,078,607
Total - representing net assets applicable to outstanding capital stock	$636,284,096	$2,111,200,422	$761,078,607
Class 1
Net assets	$525,536,801	$2,067,347,441	$656,807,052
Shares outstanding	18,721,308	94,379,665	23,594,258
Net asset value per share	$28.07	$21.90	$27.84
Class 2
Net assets	$47,997,365	$10,624,566	$7,863,265
Shares outstanding	1,748,413	495,544	289,058
Net asset value per share	$27.45	$21.44	$27.20
Class 3
Net assets	$62,749,930	$33,228,415	$96,408,290
Shares outstanding	2,259,187	1,534,133	3,505,732
Net asset value per share	$27.78	$21.66	$27.50
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Variable Portfolio Funds | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
	Columbia Variable Portfolio – Global Strategic Income Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$1,910,423	$—
Dividends — affiliated issuers	168,936	1,544,742	8,748
Interest	2,069,319	90,121,961	819,250
Foreign taxes withheld	—	(2,484)	(16,197)
Total income	2,238,255	93,574,642	811,801
Expenses:
Management services fees	363,409	10,428,226	284,482
Distribution and/or service fees
Class 2	12,057	49,511	22,024
Class 3	63,853	318,770	58,707
Service fees	33,473	164,452	33,401
Compensation of board members	6,982	40,300	7,312
Custodian fees	42,993	38,342	20,454
Printing and postage fees	45,152	55,524	12,052
Audit fees	18,894	25,956	25,956
Legal fees	4,775	23,265	4,777
Interest on collateral	—	50,800	4,428
Compensation of chief compliance officer	12	485	13
Other	2,711	33,654	2,626
Total expenses	594,311	11,229,285	476,232
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(178,967)	—	(52,580)
Total net expenses	415,344	11,229,285	423,652
Net investment income	1,822,911	82,345,357	388,149
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,975	17,758,386	288,539
Investments — affiliated issuers	41	5,820	(35)
Foreign currency translations	(3,272)	(52,627)	(41,386)
Forward foreign currency exchange contracts	138,428	—	1,434,697
Futures contracts	(653,735)	44,376,302	(452,123)
Options purchased	—	6,294,500	41,398
Options contracts written	—	(5,915,154)	(37,870)
Swap contracts	435,589	1,085,623	(35,467)
Increase from payment by affiliate (Note 6)	15,819	—	—
Net realized gain (loss)	(46,155)	63,552,850	1,197,753
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,870,839	185,468,643	6,390,394
Investments — affiliated issuers	(29)	—	—
Foreign currency translations	(18,567)	—	7,309
Forward foreign currency exchange contracts	252,521	—	(547,824)
Futures contracts	(652,475)	(8,616,457)	11,249
Options purchased	—	(498,150)	71,508
Options contracts written	—	(15,417,568)	(119,985)
Swap contracts	7,270	645,790	(218,456)
Net change in unrealized appreciation (depreciation)	6,459,559	161,582,258	5,594,195
Net realized and unrealized gain	6,413,404	225,135,108	6,791,948
Net increase in net assets resulting from operations	$8,236,315	$307,480,465	$7,180,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	103

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	CTIVP® – Victory Sycamore Established Value Fund	Variable Portfolio – Partners Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$5,934,357	$21,722,292	$7,678,636
Dividends — affiliated issuers	215,543	385,411	300,577
Foreign taxes withheld	—	(1,160)	(11,209)
Total income	6,149,900	22,106,543	7,968,004
Expenses:
Management services fees	2,256,012	6,890,959	3,136,163
Distribution and/or service fees
Class 2	55,552	12,613	9,396
Class 3	36,819	20,536	59,985
Service fees	31,099	13,059	31,348
Compensation of board members	9,955	20,578	11,495
Custodian fees	6,997	7,804	18,815
Printing and postage fees	10,832	7,208	14,981
Audit fees	14,500	14,500	14,500
Legal fees	7,425	15,051	8,178
Compensation of chief compliance officer	62	210	79
Other	5,895	15,541	7,548
Total expenses	2,435,148	7,018,059	3,312,488
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(134,370)	(8,904)
Total net expenses	2,435,148	6,883,689	3,303,584
Net investment income	3,714,752	15,222,854	4,664,420
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	24,353,391	231,998,525	(2,029,082)
Investments — affiliated issuers	151	43	4
Foreign currency translations	—	—	(24)
Net realized gain (loss)	24,353,542	231,998,568	(2,029,102)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	72,169,798	47,874,952	96,676,343
Investments — affiliated issuers	(266)	(736)	(456)
Foreign currency translations	—	—	115
Net change in unrealized appreciation (depreciation)	72,169,532	47,874,216	96,676,002
Net realized and unrealized gain	96,523,074	279,872,784	94,646,900
Net increase in net assets resulting from operations	$100,237,826	$295,095,638	$99,311,320
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Variable Portfolio Funds | Semiannual Report 2019

Statement of Changes in Net Assets
	Columbia Variable Portfolio – Global Strategic Income Fund		Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$1,822,911	$4,182,782	$82,345,357	$148,801,688
Net realized gain (loss)	(46,155)	(3,809,151)	63,552,850	(37,245,670)
Net change in unrealized appreciation (depreciation)	6,459,559	(7,557,585)	161,582,258	(99,047,205)
Net increase (decrease) in net assets resulting from operations	8,236,315	(7,183,954)	307,480,465	12,508,813
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(400)	(129,529,414)	(125,300,658)
Class 2	—	(389,930)	(1,341,354)	(1,074,210)
Class 3	—	(5,157,224)	(16,363,714)	(16,657,620)
Total distributions to shareholders	—	(5,547,554)	(147,234,482)	(143,032,488)
Decrease in net assets from capital stock activity	(7,574,533)	(14,819,598)	(16,157,057)	(290,619,224)
Total increase (decrease) in net assets	661,782	(27,551,106)	144,088,926	(421,142,899)
Net assets at beginning of period	113,776,606	141,327,712	4,476,039,884	4,897,182,783
Net assets at end of period	$114,438,388	$113,776,606	$4,620,128,810	$4,476,039,884

	Columbia Variable Portfolio – Global Strategic Income Fund				Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	4,937,411	51,140,791	13,669,586	138,344,956
Distributions reinvested	—	—	46	400	12,407,032	129,529,414	12,593,031	125,300,658
Redemptions	—	—	—	—	(18,808,883)	(195,452,914)	(46,874,750)	(473,064,862)
Net increase (decrease)	—	—	46	400	(1,464,440)	(14,782,709)	(20,612,133)	(209,419,248)
Class 2
Subscriptions	77,222	653,662	179,155	1,518,939	569,424	5,926,036	444,297	4,478,995
Distributions reinvested	—	—	45,183	389,930	128,852	1,341,354	108,287	1,074,210
Redemptions	(82,528)	(695,682)	(139,127)	(1,169,236)	(107,469)	(1,109,795)	(491,486)	(4,931,106)
Net increase (decrease)	(5,306)	(42,020)	85,211	739,633	590,807	6,157,595	61,098	622,099
Class 3
Subscriptions	133,121	1,142,524	126,665	1,088,121	241,359	2,539,841	313,134	3,190,660
Distributions reinvested	—	—	593,466	5,157,224	1,565,906	16,363,714	1,670,774	16,657,620
Redemptions	(1,022,830)	(8,675,037)	(2,587,822)	(21,804,976)	(2,554,515)	(26,435,498)	(10,067,958)	(101,670,355)
Net decrease	(889,709)	(7,532,513)	(1,867,691)	(15,559,631)	(747,250)	(7,531,943)	(8,084,050)	(81,822,075)
Total net decrease	(895,015)	(7,574,533)	(1,782,434)	(14,819,598)	(1,620,883)	(16,157,057)	(28,635,085)	(290,619,224)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	105

Statement of Changes in Net Assets   (continued)
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund		CTIVP® – Victory Sycamore Established Value Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$388,149	$1,512,972	$3,714,752	$5,853,928
Net realized gain	1,197,753	5,114,820	24,353,542	45,135,960
Net change in unrealized appreciation (depreciation)	5,594,195	(7,373,590)	72,169,532	(110,849,676)
Net increase (decrease) in net assets resulting from operations	7,180,097	(745,798)	100,237,826	(59,859,788)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(424)	(67)	—	—
Class 2	(568,883)	(91,887)	—	—
Class 3	(2,986,617)	(614,173)	—	—
Total distributions to shareholders	(3,555,924)	(706,127)	—	—
Increase (decrease) in net assets from capital stock activity	(3,374,774)	(10,431,561)	(953,355)	11,191,292
Total increase (decrease) in net assets	249,399	(11,883,486)	99,284,471	(48,668,496)
Net assets at beginning of period	113,942,291	125,825,777	536,999,625	585,668,121
Net assets at end of period	$114,191,690	$113,942,291	$636,284,096	$536,999,625

	CTIVP® – BlackRock Global Inflation-Protected Securities Fund				CTIVP® – Victory Sycamore Established Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	213	1,204	—	—	43,269	1,157,754	291,931	7,644,944
Distributions reinvested	75	424	12	67	—	—	—	—
Redemptions	—	—	—	—	(50,261)	(1,356,632)	(108,252)	(2,926,905)
Net increase (decrease)	288	1,628	12	67	(6,992)	(198,878)	183,679	4,718,039
Class 2
Subscriptions	278,351	1,514,126	1,039,141	5,532,057	81,700	2,139,586	251,271	6,562,887
Distributions reinvested	103,811	568,883	17,175	91,887	—	—	—	—
Redemptions	(233,557)	(1,273,544)	(402,687)	(2,139,265)	(81,719)	(2,110,198)	(72,287)	(1,866,168)
Net increase (decrease)	148,605	809,465	653,629	3,484,679	(19)	29,388	178,984	4,696,719
Class 3
Subscriptions	269,379	1,499,131	902,806	4,897,113	66,858	1,759,758	231,157	6,156,812
Distributions reinvested	536,197	2,986,617	113,108	614,173	—	—	—	—
Redemptions	(1,561,320)	(8,671,615)	(3,592,865)	(19,427,593)	(95,969)	(2,543,623)	(167,662)	(4,380,278)
Net increase (decrease)	(755,744)	(4,185,867)	(2,576,951)	(13,916,307)	(29,111)	(783,865)	63,495	1,776,534
Total net increase (decrease)	(606,851)	(3,374,774)	(1,923,310)	(10,431,561)	(36,122)	(953,355)	426,158	11,191,292
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Variable Portfolio Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Core Equity Fund		Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$15,222,854	$22,647,835	$4,664,420	$6,945,495
Net realized gain (loss)	231,998,568	114,135,650	(2,029,102)	44,563,002
Net change in unrealized appreciation (depreciation)	47,874,216	(292,241,746)	96,676,002	(155,302,197)
Net increase (decrease) in net assets resulting from operations	295,095,638	(155,458,261)	99,311,320	(103,793,700)
Decrease in net assets from capital stock activity	(168,427)	(15,430,584)	(8,534,442)	(39,301,587)
Total increase (decrease) in net assets	294,927,211	(170,888,845)	90,776,878	(143,095,287)
Net assets at beginning of period	1,816,273,211	1,987,162,056	670,301,729	813,397,016
Net assets at end of period	$2,111,200,422	$1,816,273,211	$761,078,607	$670,301,729

	Variable Portfolio – Partners Core Equity Fund				Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,756,579	99,972,935	9,726,045	201,779,375	247,068	6,787,819	123,697	3,406,689
Redemptions	(4,611,390)	(97,111,607)	(9,953,652)	(208,175,361)	(344,849)	(9,432,231)	(927,316)	(26,317,451)
Net increase (decrease)	145,189	2,861,328	(227,607)	(6,395,986)	(97,781)	(2,644,412)	(803,619)	(22,910,762)
Class 2
Subscriptions	24,103	493,276	39,040	792,595	21,984	585,029	56,330	1,568,374
Redemptions	(29,714)	(610,236)	(60,136)	(1,241,823)	(14,312)	(381,462)	(22,941)	(643,420)
Net increase (decrease)	(5,611)	(116,960)	(21,096)	(449,228)	7,672	203,567	33,389	924,954
Class 3
Subscriptions	22,138	443,929	25,764	522,069	13,814	366,531	44,199	1,194,627
Redemptions	(161,161)	(3,356,724)	(435,426)	(9,107,439)	(238,562)	(6,460,128)	(656,037)	(18,510,406)
Net decrease	(139,023)	(2,912,795)	(409,662)	(8,585,370)	(224,748)	(6,093,597)	(611,838)	(17,315,779)
Total net increase (decrease)	555	(168,427)	(658,365)	(15,430,584)	(314,857)	(8,534,442)	(1,382,068)	(39,301,587)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	107

Financial Highlights
Columbia Variable Portfolio – Global Strategic Income Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$8.21	0.14	0.48	0.00 (c)	0.62	—	—	—
Year Ended 12/31/2018	$9.03	0.29	(0.74)	—	(0.45)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$8.53	0.29	0.21	—	0.50	—	—	—
Year Ended 12/31/2016	$8.85	0.29	(0.36)	—	(0.07)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.26	0.30	(0.87)	—	(0.57)	—	(0.84)	(0.84)
Year Ended 12/31/2014	$10.60	0.32	(0.21)	—	0.11	—	(0.45)	(0.45)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$8.09	0.13	0.47	0.00 (c)	0.60	—	—	—
Year Ended 12/31/2018	$8.91	0.26	(0.73)	—	(0.47)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$8.43	0.27	0.21	—	0.48	—	—	—
Year Ended 12/31/2016	$8.78	0.26	(0.36)	—	(0.10)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.20	0.32	(0.90)	—	(0.58)	—	(0.84)	(0.84)
Year Ended 12/31/2014	$10.57	0.30	(0.22)	—	0.08	—	(0.45)	(0.45)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$8.16	0.14	0.47	0.00 (c)	0.61	—	—	—
Year Ended 12/31/2018	$8.98	0.28	(0.74)	—	(0.46)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$8.49	0.28	0.21	—	0.49	—	—	—
Year Ended 12/31/2016	$8.83	0.27	(0.36)	—	(0.09)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.25	0.33	(0.91)	—	(0.58)	—	(0.84)	(0.84)
Year Ended 12/31/2014	$10.59	0.31	(0.20)	—	0.11	—	(0.45)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(e)	Annualized.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$8.83	7.55% (d)	0.92% (e)	0.61% (e)	3.41% (e)	25%	$10
Year Ended 12/31/2018	$8.21	(5.20%)	0.86% (f)	0.64% (f)	3.34%	86%	$9
Year Ended 12/31/2017	$9.03	5.86%	0.85%	0.68%	3.33%	37%	$10
Year Ended 12/31/2016	$8.53	(1.00%)	0.79%	0.70%	3.17%	162%	$9
Year Ended 12/31/2015	$8.85	(6.08%)	0.75%	0.75%	2.88%	109%	$9
Year Ended 12/31/2014	$10.26	0.89%	0.74%	0.73%	3.02%	68%	$435,907
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$8.69	7.42% (d)	1.18% (e)	0.86% (e)	3.15% (e)	25%	$10,171
Year Ended 12/31/2018	$8.09	(5.51%)	1.10% (f)	0.89% (f)	3.08%	86%	$9,512
Year Ended 12/31/2017	$8.91	5.69%	1.10%	0.93%	3.07%	37%	$9,719
Year Ended 12/31/2016	$8.43	(1.35%)	1.05%	0.95%	2.92%	162%	$8,812
Year Ended 12/31/2015	$8.78	(6.22%)	1.04%	0.98%	3.30%	109%	$9,004
Year Ended 12/31/2014	$10.20	0.60%	1.00%	0.98%	2.79%	68%	$9,375
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$8.77	7.48% (d)	1.05% (e)	0.73% (e)	3.27% (e)	25%	$104,257
Year Ended 12/31/2018	$8.16	(5.34%)	0.97% (f)	0.76% (f)	3.25%	86%	$104,256
Year Ended 12/31/2017	$8.98	5.77%	0.98%	0.80%	3.18%	37%	$131,599
Year Ended 12/31/2016	$8.49	(1.23%)	0.92%	0.83%	3.03%	162%	$146,851
Year Ended 12/31/2015	$8.83	(6.17%)	0.91%	0.86%	3.42%	109%	$179,329
Year Ended 12/31/2014	$10.25	0.89%	0.87%	0.85%	2.90%	68%	$235,986
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	109

Financial Highlights
Columbia Variable Portfolio – Intermediate Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.08	0.19	0.52	0.71	(0.35)	—	(0.35)
Year Ended 12/31/2018	$10.36	0.33	(0.29)	0.04	(0.25)	(0.07)	(0.32)
Year Ended 12/31/2017	$10.35	0.28	0.12	0.40	(0.30)	(0.09)	(0.39)
Year Ended 12/31/2016	$10.07	0.30	0.17	0.47	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2015	$10.22	0.25	(0.22)	0.03	(0.15)	(0.03)	(0.18)
Year Ended 12/31/2014	$10.01	0.28	0.26	0.54	(0.28)	(0.05)	(0.33)
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.04	0.18	0.51	0.69	(0.32)	—	(0.32)
Year Ended 12/31/2018	$10.32	0.30	(0.29)	0.01	(0.22)	(0.07)	(0.29)
Year Ended 12/31/2017	$10.31	0.25	0.12	0.37	(0.27)	(0.09)	(0.36)
Year Ended 12/31/2016	$10.03	0.27	0.18	0.45	(0.16)	(0.01)	(0.17)
Year Ended 12/31/2015	$10.19	0.22	(0.23)	(0.01)	(0.12)	(0.03)	(0.15)
Year Ended 12/31/2014	$9.98	0.26	0.26	0.52	(0.26)	(0.05)	(0.31)
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$10.09	0.18	0.52	0.70	(0.33)	—	(0.33)
Year Ended 12/31/2018	$10.37	0.31	(0.29)	0.02	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2017	$10.36	0.27	0.11	0.38	(0.28)	(0.09)	(0.37)
Year Ended 12/31/2016	$10.08	0.28	0.18	0.46	(0.17)	(0.01)	(0.18)
Year Ended 12/31/2015	$10.23	0.24	(0.22)	0.02	(0.14)	(0.03)	(0.17)
Year Ended 12/31/2014	$10.02	0.27	0.26	0.53	(0.27)	(0.05)	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$10.44	6.99%	0.49% (c),(d)	0.49% (c),(d)	3.72% (c)	143%	$4,045,101
Year Ended 12/31/2018	$10.08	0.40%	0.49% (d)	0.49% (d)	3.21%	222%	$3,919,654
Year Ended 12/31/2017	$10.36	3.86%	0.51%	0.51%	2.69%	396%	$4,242,173
Year Ended 12/31/2016	$10.35	4.68%	0.54%	0.54%	2.86%	400%	$4,384,210
Year Ended 12/31/2015	$10.07	0.30%	0.54%	0.54%	2.42%	477%	$4,413,919
Year Ended 12/31/2014	$10.22	5.47%	0.55%	0.55%	2.78%	271%	$2,042,053
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$10.41	6.87%	0.74% (c),(d)	0.74% (c),(d)	3.47% (c)	143%	$44,992
Year Ended 12/31/2018	$10.04	0.14%	0.74% (d)	0.74% (d)	2.96%	222%	$37,454
Year Ended 12/31/2017	$10.32	3.61%	0.76%	0.76%	2.44%	396%	$37,866
Year Ended 12/31/2016	$10.31	4.43%	0.79%	0.79%	2.60%	400%	$34,167
Year Ended 12/31/2015	$10.03	(0.05%)	0.80%	0.80%	2.18%	477%	$24,967
Year Ended 12/31/2014	$10.19	5.20%	0.80%	0.80%	2.53%	271%	$23,942
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$10.46	6.97%	0.61% (c),(d)	0.61% (c),(d)	3.60% (c)	143%	$530,036
Year Ended 12/31/2018	$10.09	0.27%	0.61% (d)	0.61% (d)	3.07%	222%	$518,931
Year Ended 12/31/2017	$10.37	3.73%	0.64%	0.64%	2.56%	396%	$617,144
Year Ended 12/31/2016	$10.36	4.54%	0.66%	0.66%	2.74%	400%	$688,625
Year Ended 12/31/2015	$10.08	0.17%	0.67%	0.67%	2.30%	477%	$750,722
Year Ended 12/31/2014	$10.23	5.32%	0.68%	0.68%	2.66%	271%	$886,140
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	111

Financial Highlights
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$5.42	0.03	0.33	0.36	(0.19)	—	(0.19)
Year Ended 12/31/2018	$5.47	0.08	(0.10)	(0.02)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.51	0.06	0.08	0.14	(0.13)	(0.05)	(0.18)
Year Ended 12/31/2016	$5.07	0.01	0.43	0.44	—	—	—
Year Ended 12/31/2015	$9.49	(0.07)	(0.01) (e)	(0.08)	(3.51)	(0.83)	(4.34)
Year Ended 12/31/2014	$8.74	0.10	0.65	0.75	—	—	—
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$5.30	0.02	0.32	0.34	(0.17)	—	(0.17)
Year Ended 12/31/2018	$5.37	0.06	(0.10)	(0.04)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.41	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$4.99	0.00 (g)	0.42	0.42	—	—	—
Year Ended 12/31/2015	$9.41	(0.02)	(0.08) (e)	(0.10)	(3.49)	(0.83)	(4.32)
Year Ended 12/31/2014	$8.68	0.07	0.66	0.73	—	—	—
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$5.39	0.02	0.33	0.35	(0.18)	—	(0.18)
Year Ended 12/31/2018	$5.45	0.07	(0.10)	(0.03)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.49	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$5.06	0.00 (g)	0.43	0.43	—	—	—
Year Ended 12/31/2015	$9.48	(0.02)	(0.07) (e)	(0.09)	(3.50)	(0.83)	(4.33)
Year Ended 12/31/2014	$8.73	0.09	0.66	0.75	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$5.59	6.57%	0.71% (c),(d)	0.61% (c),(d)	0.96% (c)	32%	$13
Year Ended 12/31/2018	$5.42	(0.33%)	0.71% (d)	0.61% (d)	1.41%	118%	$11
Year Ended 12/31/2017	$5.47	2.66%	0.71%	0.62%	1.09%	99%	$11
Year Ended 12/31/2016	$5.51	8.68%	0.68%	0.64%	0.18%	72%	$11
Year Ended 12/31/2015	$5.07	(1.38%)	0.58%	0.58%	(0.77%)	89%	$11
Year Ended 12/31/2014	$9.49	8.58%	0.57% (f)	0.57% (f)	1.14%	94%	$1,296,797
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$5.47	6.46%	0.96% (c),(d)	0.86% (c),(d)	0.64% (c)	32%	$18,637
Year Ended 12/31/2018	$5.30	(0.71%)	0.95% (d)	0.86% (d)	1.14%	118%	$17,272
Year Ended 12/31/2017	$5.37	2.46%	0.97%	0.87%	0.86%	99%	$13,986
Year Ended 12/31/2016	$5.41	8.42%	0.93%	0.89%	(0.07%)	72%	$10,801
Year Ended 12/31/2015	$4.99	(1.64%)	0.89%	0.86%	(0.28%)	89%	$7,898
Year Ended 12/31/2014	$9.41	8.41%	0.82% (f)	0.82% (f)	0.81%	94%	$7,022
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$5.56	6.47%	0.83% (c),(d)	0.74% (c),(d)	0.71% (c)	32%	$95,541
Year Ended 12/31/2018	$5.39	(0.51%)	0.82% (d)	0.74% (d)	1.28%	118%	$96,659
Year Ended 12/31/2017	$5.45	2.54%	0.84%	0.75%	0.97%	99%	$111,829
Year Ended 12/31/2016	$5.49	8.50%	0.80%	0.77%	0.05%	72%	$123,299
Year Ended 12/31/2015	$5.06	(1.49%)	0.76%	0.74%	(0.23%)	89%	$135,276
Year Ended 12/31/2014	$9.48	8.59%	0.69% (f)	0.69% (f)	1.00%	94%	$166,432
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	113

Financial Highlights
CTIVP® – Victory Sycamore Established Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$23.65	0.17	4.25	4.42
Year Ended 12/31/2018	$26.27	0.27	(2.89)	(2.62)
Year Ended 12/31/2017	$22.68	0.17	3.42	3.59
Year Ended 12/31/2016	$18.78	0.15	3.75	3.90
Year Ended 12/31/2015	$18.73	0.14	(0.09) (d)	0.05
Year Ended 12/31/2014	$16.69	0.19	1.85	2.04
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$23.16	0.13	4.16	4.29
Year Ended 12/31/2018	$25.79	0.20	(2.83)	(2.63)
Year Ended 12/31/2017	$22.32	0.11	3.36	3.47
Year Ended 12/31/2016	$18.52	0.10	3.70	3.80
Year Ended 12/31/2015	$18.52	0.12	(0.12) (d)	0.00 (e)
Year Ended 12/31/2014	$16.55	0.17	1.80	1.97
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$23.42	0.15	4.21	4.36
Year Ended 12/31/2018	$26.05	0.23	(2.86)	(2.63)
Year Ended 12/31/2017	$22.51	0.14	3.40	3.54
Year Ended 12/31/2016	$18.66	0.12	3.73	3.85
Year Ended 12/31/2015	$18.63	0.14	(0.11) (d)	0.03
Year Ended 12/31/2014	$16.63	0.18	1.82	2.00

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
CTIVP® – Victory Sycamore Established Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$28.07	18.69%	0.79% (c)	0.79% (c)	1.28% (c)	17%	$525,537
Year Ended 12/31/2018	$23.65	(9.97%)	0.79%	0.79%	1.00%	36%	$442,931
Year Ended 12/31/2017	$26.27	15.83%	0.82%	0.82%	0.69%	41%	$487,245
Year Ended 12/31/2016	$22.68	20.77%	0.88%	0.86%	0.71%	46%	$409,756
Year Ended 12/31/2015	$18.78	0.27%	0.91%	0.89%	0.71%	53%	$176,428
Year Ended 12/31/2014	$18.73	12.22%	0.90%	0.89%	1.10%	45%	$814,123
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$27.45	18.52%	1.04% (c)	1.04% (c)	1.04% (c)	17%	$47,997
Year Ended 12/31/2018	$23.16	(10.20%)	1.04%	1.04%	0.76%	36%	$40,488
Year Ended 12/31/2017	$25.79	15.55%	1.07%	1.07%	0.46%	41%	$40,477
Year Ended 12/31/2016	$22.32	20.52%	1.14%	1.11%	0.49%	46%	$26,182
Year Ended 12/31/2015	$18.52	0.00% (e)	1.18%	1.14%	0.63%	53%	$14,431
Year Ended 12/31/2014	$18.52	11.90%	1.15%	1.15%	0.97%	45%	$9,040
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$27.78	18.62%	0.92% (c)	0.92% (c)	1.16% (c)	17%	$62,750
Year Ended 12/31/2018	$23.42	(10.10%)	0.92%	0.92%	0.88%	36%	$53,581
Year Ended 12/31/2017	$26.05	15.73%	0.95%	0.95%	0.57%	41%	$57,946
Year Ended 12/31/2016	$22.51	20.63%	1.01%	0.99%	0.61%	46%	$44,076
Year Ended 12/31/2015	$18.66	0.16%	1.05%	1.02%	0.73%	53%	$27,637
Year Ended 12/31/2014	$18.63	12.03%	1.02%	1.02%	1.04%	45%	$22,804
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	115

Financial Highlights
Variable Portfolio – Partners Core Equity Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$18.84	0.16	2.90	3.06
Year Ended 12/31/2018	$20.48	0.24	(1.88)	(1.64)
Year Ended 12/31/2017	$17.00	0.20	3.28	3.48
Year Ended 12/31/2016	$15.49	0.22	1.29	1.51
Year Ended 12/31/2015	$15.40	0.64 (d)	(0.55)	0.09
Year Ended 12/31/2014	$13.76	0.24	1.40	1.64
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$18.47	0.13	2.84	2.97
Year Ended 12/31/2018	$20.12	0.18	(1.83)	(1.65)
Year Ended 12/31/2017	$16.75	0.15	3.22	3.37
Year Ended 12/31/2016	$15.29	0.18	1.28	1.46
Year Ended 12/31/2015	$15.24	0.65 (e)	(0.60)	0.05
Year Ended 12/31/2014	$13.66	0.20	1.38	1.58
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$18.65	0.14	2.87	3.01
Year Ended 12/31/2018	$20.29	0.21	(1.85)	(1.64)
Year Ended 12/31/2017	$16.87	0.18	3.24	3.42
Year Ended 12/31/2016	$15.38	0.20	1.29	1.49
Year Ended 12/31/2015	$15.31	0.62 (d)	(0.55)	0.07
Year Ended 12/31/2014	$13.70	0.22	1.39	1.61

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.43 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Columbia Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Partners Core Equity Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$21.90	16.24%	0.70% (c)	0.69% (c)	1.54% (c)	90%	$2,067,347
Year Ended 12/31/2018	$18.84	(8.01%)	0.70%	0.69%	1.13%	55%	$1,775,821
Year Ended 12/31/2017	$20.48	20.47%	0.74%	0.74%	1.08%	51%	$1,934,400
Year Ended 12/31/2016	$17.00	9.75%	0.79%	0.77%	1.39%	115%	$1,670,305
Year Ended 12/31/2015	$15.49	0.58%	0.82%	0.77%	4.14%	67%	$1,691,555
Year Ended 12/31/2014	$15.40	11.92%	0.82%	0.77%	1.65%	49%	$1,901,583
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$21.44	16.08%	0.95% (c)	0.94% (c)	1.29% (c)	90%	$10,625
Year Ended 12/31/2018	$18.47	(8.20%)	0.95%	0.94%	0.88%	55%	$9,255
Year Ended 12/31/2017	$20.12	20.12%	0.99%	0.99%	0.83%	51%	$10,507
Year Ended 12/31/2016	$16.75	9.55%	1.04%	1.02%	1.13%	115%	$8,549
Year Ended 12/31/2015	$15.29	0.33%	1.07%	1.02%	4.22%	67%	$8,239
Year Ended 12/31/2014	$15.24	11.57%	1.07%	1.02%	1.40%	49%	$6,188
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$21.66	16.14%	0.83% (c)	0.81% (c)	1.41% (c)	90%	$33,228
Year Ended 12/31/2018	$18.65	(8.08%)	0.83%	0.82%	1.00%	55%	$31,196
Year Ended 12/31/2017	$20.29	20.27%	0.87%	0.87%	0.96%	51%	$42,254
Year Ended 12/31/2016	$16.87	9.69%	0.92%	0.90%	1.27%	115%	$42,830
Year Ended 12/31/2015	$15.38	0.46%	0.95%	0.89%	4.04%	67%	$46,975
Year Ended 12/31/2014	$15.31	11.75%	0.95%	0.90%	1.52%	49%	$54,159
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	117

Financial Highlights
Variable Portfolio – Partners Small Cap Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$24.24	0.17	3.43	—	3.60
Year Ended 12/31/2018	$28.01	0.25	(4.02)	—	(3.77)
Year Ended 12/31/2017	$26.14	0.19	1.68	—	1.87
Year Ended 12/31/2016	$20.81	0.09	5.24	0.00 (d)	5.33
Year Ended 12/31/2015	$22.92	0.19	(2.30)	—	(2.11)
Year Ended 12/31/2014	$22.43	0.11	0.38	—	0.49
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$23.71	0.14	3.35	—	3.49
Year Ended 12/31/2018	$27.48	0.18	(3.95)	—	(3.77)
Year Ended 12/31/2017	$25.71	0.13	1.64	—	1.77
Year Ended 12/31/2016	$20.51	0.04	5.16	0.00 (d)	5.20
Year Ended 12/31/2015	$22.65	0.14	(2.28)	—	(2.14)
Year Ended 12/31/2014	$22.22	0.06	0.37	—	0.43
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$23.96	0.15	3.39	—	3.54
Year Ended 12/31/2018	$27.73	0.21	(3.98)	—	(3.77)
Year Ended 12/31/2017	$25.91	0.15	1.67	—	1.82
Year Ended 12/31/2016	$20.64	0.06	5.21	0.00 (d)	5.27
Year Ended 12/31/2015	$22.77	0.17	(2.30)	—	(2.13)
Year Ended 12/31/2014	$22.31	0.08	0.38	—	0.46

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
118	Columbia Variable Portfolio Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Partners Small Cap Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)	$27.84	14.85%	0.88% (c)	0.88% (c)	1.29% (c)	29%	$656,807
Year Ended 12/31/2018	$24.24	(13.46%)	0.88%	0.88%	0.88%	60%	$574,250
Year Ended 12/31/2017	$28.01	7.16%	0.91%	0.91%	0.72%	115%	$686,191
Year Ended 12/31/2016	$26.14	25.61% (e)	1.02%	0.93%	0.40%	60%	$712,682
Year Ended 12/31/2015	$20.81	(9.21%)	1.07%	0.93%	0.84%	48%	$985,530
Year Ended 12/31/2014	$22.92	2.18%	1.05%	0.88%	0.50%	83%	$1,469,779
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$27.20	14.72%	1.13% (c)	1.13% (c)	1.04% (c)	29%	$7,863
Year Ended 12/31/2018	$23.71	(13.72%)	1.13%	1.13%	0.65%	60%	$6,673
Year Ended 12/31/2017	$27.48	6.88%	1.16%	1.16%	0.49%	115%	$6,814
Year Ended 12/31/2016	$25.71	25.35% (e)	1.25%	1.18%	0.17%	60%	$5,749
Year Ended 12/31/2015	$20.51	(9.45%)	1.32%	1.18%	0.65%	48%	$4,017
Year Ended 12/31/2014	$22.65	1.94%	1.30%	1.13%	0.25%	83%	$3,845
Class 3
Six Months Ended 6/30/2019 (Unaudited)	$27.50	14.77%	1.01% (c)	1.00% (c)	1.16% (c)	29%	$96,408
Year Ended 12/31/2018	$23.96	(13.60%)	1.01%	1.00%	0.74%	60%	$89,379
Year Ended 12/31/2017	$27.73	7.02%	1.04%	1.04%	0.59%	115%	$120,392
Year Ended 12/31/2016	$25.91	25.53% (e)	1.13%	1.05%	0.29%	60%	$134,434
Year Ended 12/31/2015	$20.64	(9.36%)	1.19%	1.05%	0.77%	48%	$129,360
Year Ended 12/31/2014	$22.77	2.06%	1.17%	1.01%	0.37%	83%	$171,426
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2019	119

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – Global Strategic Income Fund; Columbia Variable Portfolio – Intermediate Bond Fund; CTIVP® – BlackRock Global Inflation-Protected Securities Fund; CTIVP® – Victory Sycamore Established Value Fund; Variable Portfolio – Partners Core Equity Fund (formerly CTIVP® - MFS® Blended Research® Core Equity Fund) and Variable Portfolio – Partners Small Cap Value Fund. Effective May 20, 2019, CTIVP® - MFS® Blended Research® Core Equity Fund was renamed Variable Portfolio – Partners Core Equity Fund.
Each Fund, other than Columbia Variable Portfolio – Global Strategic Income Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. Columbia Variable Portfolio – Global Strategic Income Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund are currently classified as non-diversified funds.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
120	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Columbia Variable Portfolio Funds | Semiannual Report 2019	121

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Strategic Income Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To generate total return through long and short currency positions versus the U.S. dollar	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Variable Portfolio Funds | Semiannual Report 2019	123

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Strategic Income Fund, Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To attain desired breakeven inflation exposure	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Certain Funds purchased and/or wrote options contracts as detailed below:
Options contracts	Funds
To manage convexity risk	Columbia Variable Portfolio — Intermediate Bond Fund
To manage exposure to fluctuations in interest rates	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
124	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by a Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	Columbia Variable Portfolio — Global Strategic Income Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to an index	Columbia Variable Portfolio — Intermediate Bond Fund
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
Certain Funds entered into interest rate swap contracts as detailed below:
Interest rate swap contracts	Funds
To gain exposure or to protect itself from market rate change	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To attain desired breakeven inflation exposure	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To hedge the portfolio risk associated with some or all of the Fund’s securities	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To manage interest rate market risk exposure to produce incremental earnings	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Global Strategic Income Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	40,692*
Credit risk	Upfront payments on swap contracts	89,494
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	56,506
Total		186,692

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	45,870*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	478
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	867,031*
Total		913,379

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio Funds | Semiannual Report 2019	127

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	435,589	435,589
Foreign exchange risk	138,428	—	—	138,428
Interest rate risk	—	(653,735)	—	(653,735)
Total	138,428	(653,735)	435,589	(79,718)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	7,270	7,270
Foreign exchange risk	252,521	—	—	252,521
Interest rate risk	—	(652,475)	—	(652,475)
Total	252,521	(652,475)	7,270	(392,684)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	472,444**
Futures contracts — short	30,224,024*
Credit default swap contracts — buy protection	2,741,130*
Credit default swap contracts — sell protection	6,776,552*

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	74,799	(6,341)

**	Based on the ending daily outstanding amounts for the six months ended June 30, 2019.
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Columbia Variable Portfolio – Intermediate Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,505*
Credit risk	Upfront payments on swap contracts	6,415,256
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	20,656,987*
Interest rate risk	Investments, at value — Options purchased	1,493,625
Total		28,568,373

128	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,142,096*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,861,959*
Interest rate risk	Options contracts written, at value	20,286,138
Total		25,290,193

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,085,623	1,085,623
Interest rate risk	44,376,302	(5,915,154)	6,294,500	—	44,755,648
Total	44,376,302	(5,915,154)	6,294,500	1,085,623	45,841,271

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	645,790	645,790
Interest rate risk	(8,616,457)	(15,417,568)	(498,150)	—	(24,532,175)
Total	(8,616,457)	(15,417,568)	(498,150)	645,790	(23,886,385)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,984,870,024
Futures contracts — short	1,419,753,757
Credit default swap contracts — buy protection	238,002,500
Credit default swap contracts — sell protection	5,000,000

Derivative instrument	Average value ($)*
Options contracts — purchased	2,898,971
Options contracts — written	(10,867,360)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	69,288
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	183,737*
Interest rate risk	Investments, at value — Options purchased	571,493
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	550,976*
Total		1,375,494

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,011,974
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	263,948*
Interest rate risk	Options contracts written, at value	783,953
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,044,020*
Total		3,103,895

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	1,434,697	—	—	—	—	1,434,697
Interest rate risk	—	(452,123)	(37,870)	41,398	(35,467)	(484,062)
Total	1,434,697	(452,123)	(37,870)	41,398	(35,467)	950,635

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(547,824)	—	—	—	—	(547,824)
Interest rate risk	—	11,249	(119,985)	71,508	(218,456)	(255,684)
Total	(547,824)	11,249	(119,985)	71,508	(218,456)	(803,508)
130	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	23,604,278
Futures contracts — short	18,094,332

Derivative instrument	Average value ($)*
Options contracts — purchased	563,634
Options contracts — written	(612,829)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	977,159	(851,171)
Interest rate swap contracts	521,449	(925,524)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Variable Portfolio Funds | Semiannual Report 2019	131

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
132	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
Columbia Variable Portfolio – Global Strategic Income Fund
	Citi ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	7,199	-	7,199
Forward foreign currency exchange contracts	-	-	56,506	56,506
OTC credit default swap contracts (b)	66,663	-	-	66,663
Total assets	66,663	7,199	56,506	130,368
Liabilities
Centrally cleared credit default swap contracts (a)	-	1,572	-	1,572
Forward foreign currency exchange contracts	-	-	478	478
Total liabilities	-	1,572	478	2,050
Total financial and derivative net assets	66,663	5,627	56,028	128,318
Total collateral received (pledged) (c)	-	-	-	-
Net amount (d)	66,663	5,627	56,028	128,318

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
Columbia Variable Portfolio Funds | Semiannual Report 2019	133

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
	Citi ($) (a)	Citi ($) (a)	Credit Suisse ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Options purchased calls	-	-	-	-	1,493,625	-	1,493,625
OTC credit default swap contracts (b)	1,564,491	-	522,030	1,486,728	522,030	-	4,095,279
Total assets	1,564,491	-	522,030	1,486,728	2,015,655	-	5,588,904
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	74,653	74,653
Options contracts written	-	10,178,740	-	-	10,107,398	-	20,286,138
Total liabilities	-	10,178,740	-	-	10,107,398	74,653	20,360,791
Total financial and derivative net assets	1,564,491	(10,178,740)	522,030	1,486,728	(8,091,743)	(74,653)	(14,771,887)
Total collateral received (pledged) (d)	1,564,491	(10,029,000)	450,000	1,330,000	(8,091,743)	(74,653)	(14,850,905)
Net amount (e)	-	(149,740)	72,030	156,728	-	-	79,018

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
134	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	JPMorgan ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	47,379	-	-	47,379
Forward foreign currency exchange contracts	17,295	51,993	-	-	-	69,288
Options purchased calls	219,237	240,517	-	-	313	460,067
Options purchased puts	97,064	12,463	-	106	1,793	111,426
OTC interest rate swap contracts (b)	-	25,332	-	-	-	25,332
Total assets	333,596	330,305	47,379	106	2,106	713,492
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	56,552	-	-	56,552
Forward foreign currency exchange contracts	174,748	837,226	-	-	-	1,011,974
Options contracts written	433,931	159,680	-	-	190,342	783,953
OTC interest rate swap contracts (b)	-	80,929	-	-	-	80,929
Total liabilities	608,679	1,077,835	56,552	-	190,342	1,933,408
Total financial and derivative net assets	(275,083)	(747,530)	(9,173)	106	(188,236)	(1,219,916)
Total collateral received (pledged) (c)	(229,851)	(747,530)	(9,173)	-	-	(986,554)
Net amount (d)	(45,232)	-	-	106	(188,236)	(233,362)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio Funds | Semiannual Report 2019	135

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
CTIVP® – Victory Sycamore Established Value Fund, Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
136	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio – Global Strategic Income Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3.  Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreements note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
Columbia Variable Portfolio Funds | Semiannual Report 2019	137

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2019, were as follows:
	High (%)	Low (%)	Effective management services fee rate (%)
Columbia Variable Portfolio – Global Strategic Income Fund	0.65	0.52	0.65
Columbia Variable Portfolio – Intermediate Bond Fund	0.50	0.34	0.47
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	0.51	0.29	0.51
CTIVP® – Victory Sycamore Established Value Fund	0.77	0.57	0.76
Variable Portfolio – Partners Core Equity Fund	0.77	0.57	0.69
Variable Portfolio – Partners Small Cap Value Fund	0.87	0.75	0.85
Subadvisory agreements
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser(s)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock) BlackRock International Limited (BIL)(a)
CTIVP® – Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
Variable Portfolio – Partners Core Equity Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy)(b) T. Rowe Price Associates, Inc. (T. Rowe Price) (b)
Variable Portfolio – Partners Small Cap Value Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) Nuveen Asset Management, LLC (Nuveen Asset Management) Segall Bryant & Hamill, LLC (SBH)
(a)	BIL, an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between BlackRock and BIL.
(b)	Effective May 20, 2019, the Investment Manager entered into Subadvisory Agreements with Jacobs Levy Equity Management, Inc. (Jacobs Levy) and T. Rowe Price Associates, Inc. (T. Rowe Price) to serve as subadvisers to the Fund. Prior to May 20, 2019, Massachusetts Financial Services Company (MFS) served as the subadviser to the Fund.
For Variable Portfolio – Partners Core Equity Fund and Variable Portfolio - Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of the investments in the Fund will vary due to market fluctuations.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
138	Columbia Variable Portfolio Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to Columbia Variable Portfolio – Global Strategic Income Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2019, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Fund aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Variable Portfolio – Global Strategic Income Fund	—	2,646,232	194,125
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2019, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Columbia Variable Portfolio – Global Strategic Income Fund	0.06
Columbia Variable Portfolio – Intermediate Bond Fund	0.01
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	0.06
CTIVP® – Victory Sycamore Established Value Fund	0.01
Variable Portfolio – Partners Core Equity Fund	0.00
Variable Portfolio – Partners Small Cap Value Fund	0.01
Columbia Variable Portfolio Funds | Semiannual Report 2019	139

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020			Prior to May 1, 2019
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio – Global Strategic Income Fund	0.58	0.83	0.705	0.62	0.87	0.745
Columbia Variable Portfolio – Intermediate Bond Fund	0.52	0.77	0.645	0.56	0.81	0.685
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	0.60	0.85	0.725	0.61	0.86	0.735
CTIVP® – Victory Sycamore Established Value Fund	0.85	1.10	0.975	0.86	1.11	0.985
Variable Portfolio – Partners Core Equity Fund	0.69	0.94	0.815	0.69	0.94	0.815
Variable Portfolio – Partners Small Cap Value Fund	0.88	1.13	1.005	0.88	1.13	1.005
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Variable Portfolio – Global Strategic Income Fund	109,490,000	4,233,000	(1,254,000)	2,979,000
Columbia Variable Portfolio – Intermediate Bond Fund	5,385,347,000	131,987,000	(43,034,000)	88,953,000
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	111,390,000	5,715,000	(3,982,000)	1,733,000
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Variable Portfolio – Global Strategic Income Fund	—	1,740,892	3,157,830	4,898,722
Columbia Variable Portfolio – Intermediate Bond Fund	—	—	4,982,600	4,982,600
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	—	—	66,774	66,774
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2019, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – Global Strategic Income Fund	44,846,082	23,941,128	—	—
Columbia Variable Portfolio – Intermediate Bond Fund	7,681,937,185	7,896,129,458	6,607,626,924	6,905,502,006
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	35,920,825	43,552,772	30,650,533	37,110,659
CTIVP® – Victory Sycamore Established Value Fund	106,432,372	98,562,102	—	—
Variable Portfolio – Partners Core Equity Fund	1,779,851,834	1,807,742,159	—	—
Variable Portfolio – Partners Small Cap Value Fund	210,635,211	227,662,917	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Payments by affiliates
During the six months ended June 30, 2019, the Investment Manager reimbursed Columbia Variable Portfolio – Global Strategic Income Fund $15,819 for a loss on a trading error.
Note 7. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 9. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended June 30, 2019.
Note 10. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund invest in derivatives. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Financial sector risk
CTIVP® – Victory Sycamore Established Value Fund and Variable Portfolio – Partners Small Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Variable Portfolio – Global Strategic Income Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
CTIVP® – BlackRock Global Inflation-Protected Securities Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
High-yield investments risk
Securities and other debt instruments held by Columbia Variable Portfolio – Global Strategic Income Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Inflation protected securities risk
CTIVP® – BlackRock Global Inflation-Protected Securities Fund’s debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Variable Portfolio – Global Strategic Income
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Variable Portfolio – Global Strategic Income Fund and Columbia Variable Portfolio – Intermediate Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
Columbia Variable Portfolio – Global Strategic Income Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2019, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
Variable Portfolio – Partners Core Equity Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio Funds | Semiannual Report 2019	145

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio (VP) - Global Strategic Income Fund, Columbia Variable Portfolio (VP) - Intermediate Bond Fund, CTIVP® (VP) - BlackRock Global Inflation-Protected Securities Fund, CTIVP® (VP) - Victory Sycamore Established Value Fund, Variable Portfolio (VP) - Partners Core Equity Fund and Variable Portfolio (VP) - Partners Small Cap Value Fund (each, a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for each of the below-named VP Funds, Columbia Threadneedle has engaged the subadvisers listed below (each, a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for the corresponding VP Fund under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the corresponding Subadviser(s).
VP Fund	Subadviser(s)
VP – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock) BlackRock International Limited (BIL)(a)
VP – Partners Core Equity Fund (known as CTIVP® – MFS® Blended Research® Core Equity Fund prior to May 20, 2019)	Jacobs Levy Equity Management, Inc. (Jacobs Levy)(b) T. Rowe Price Associates, Inc. (T. Rowe Price)(b) (subadvised by Massachusetts Financial Services Company prior to May 20, 2019)
VP – Partners Small Cap Value Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) Nuveen Asset Management, LLC (Nuveen Asset Management) Segall Bryant & Hamill, LLC (SBH)
VP – Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
(a) BIL, an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to a sub-subadvisory agreement between BlackRock and BIL.
(b) Effective May 20, 2019, Jacobs Levy and T. Rowe Price began providing day-to-day portfolio management for VP - Partners Core Equity Fund pursuant to subadvisory agreements with the Fund. See "Approval of New Subadvisory Agreements for Variable Portfolio - Partners Core Equity Fund" below for the initial approval of these agreements.
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
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Approval of Management and Subadvisory Agreements   (continued)
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring each Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds under the VP Fund Management Agreements. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since
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Approval of Management and Subadvisory Agreements   (continued)
manager inception): (i) the performance of each VP Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of each VP Fund among its comparison group, (iv) the product score of each VP Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of each VP Fund. The Board observed that investment performance met expectations for VP - BlackRock Global Inflation-Protected Securities Fund, VP - Intermediate Bond Fund and VP - Victory Sycamore Established Value Fund, and that investment performance was understandable in light of the particular management style involved and the particular market environment for VP - Partners Small Cap Value Fund. The Board observed underperformance for certain periods for VP - Global Strategic Income Fund and VP - Partners Core Equity Fund, noting that appropriate steps (such as changes to the management teams for both VP funds and a change to strategy for VP - Partners Core Equity Fund) had been taken to help improve the VP Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate each Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadvisers from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the VP Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports for VP - Victory Sycamore Established Value Fund, was slightly below the peer universe’s median expense ratio shown in the reports for VP - Intermediate Bond Fund, and approximated the peer universe’s median expense ratio for VP - BlackRock Global Inflation-Protected Securities Fund, VP - Global Strategic Income Fund, VP - Partners Core Equity Fund and VP - Partners Small Cap Value Fund.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the applicable VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing Jacobs Levy and Victory Capital to provide subadvisory services. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that each VP Fund’s investment management and, if applicable, subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the
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Approval of Management and Subadvisory Agreements   (continued)
VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by each VP Fund as its net asset level grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
APPROVAL OF NEW SUBADVISORY AGREEMENTS FOR VARIABLE PORTFOLIO - PARTNERS CORE EQUITY FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to Variable Portfolio - Partners Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. In addition, under subadvisory agreements (each, a Subadvisory Agreement and together, the Subadvisory Agreements) between Columbia Threadneedle and Jacobs Levy Equity Management, Inc. (Jacobs Levy) and between Columbia Threadneedle and T. Rowe Price Associates, Inc. (T. Rowe Price), Jacobs Levy and T. Rowe Price have each provided portfolio management and related services for a portion of the Fund since May 20, 2019. Effective May 17, 2019, Massachusetts Financial Services Company (the Former Subadviser) was terminated as a subadviser to the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held on March 18-19, 2019 (the March 2019 Meeting), the Fund’s Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, (i) a change to the Fund’s name from CTIVP® – MFS® Blended Research® Core Equity Fund to Variable Portfolio – Partners Core Equity Fund; (ii) the termination of the subadvisory agreement between the Investment Manager and the Former Subadviser with respect to the Fund; (iii) a Subadvisory Agreement between the Investment Manager and Jacobs Levy with respect to the Fund; (iv) a Subadvisory Agreement between the Investment Manager and T. Rowe Price with respect to the Fund; (v) modifications to the Fund’s principal investment strategies and principal risks to reflect the investment processes of Jacobs Levy and T. Rowe Price; and (vi) Jacobs Levy’s and T. Rowe Price’s compliance programs, including their codes of ethics.
At the March 2019 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board in connection with its evaluation of the proposed services of Jacobs Levy and T. Rowe Price.
The Board held discussions with the Investment Manager, Jacobs Levy and T. Rowe Price, and reviewed and considered various written materials and oral presentations in connection with the evaluation of Jacobs Levy’s and T. Rowe Price’s proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreements and Jacobs Levy’s and T. Rowe Price’s investment strategy/style and performance, and the Compliance Committee, with respect to the codes of ethics and compliance programs of Jacobs Levy and T. Rowe Price. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreements with Jacobs Levy and T. Rowe Price.
Columbia Variable Portfolio Funds | Semiannual Report 2019	149

Approval of Management and Subadvisory Agreements   (continued)
Nature, extent and quality of services to be provided by Jacobs Levy and T. Rowe Price
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Jacobs Levy and T. Rowe Price as the subadvisers for the Fund, as well as their history, expertise, resources and capabilities, and the qualifications of the personnel of Jacobs Levy and T. Rowe Price. The Board observed that Jacobs Levy’s and T. Rowe Price’s compliance programs had been reviewed by the Fund’s Chief Compliance Officer and were determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of Jacobs Levy and T. Rowe Price and their ability to carry out their responsibilities under the proposed Subadvisory Agreements. The Board also recalled the information provided by management regarding Jacobs Levy’s and T. Rowe Price’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by Jacobs Levy and T. Rowe Price to the Board. The Board observed its familiarity with each firm given that each serves as an existing subadviser to another Columbia fund. The Board further observed that during their respective tenures serving the Columbia funds no material operational, compliance or other issues had been reported and that management has been satisfied with their services.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreements. Independent legal counsel noted that the proposed Subadvisory Agreements were generally similar in scope to subadvisory agreements applicable to other subadvised funds. The Board recalled management’s representation that Jacobs Levy and T. Rowe Price have experience subadvising registered mutual funds including the Columbia funds. In this regard, the Board also considered the proposed termination of the Former Subadviser as subadviser to the Fund and management’s rationale for the termination and the retention of Jacobs Levy and T. Rowe Price to replace the Former Subadviser.
Investment performance of Jacobs Levy and T. Rowe Price
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered the performance of each proposed strategy employed by Jacobs Levy and T. Rowe Price, noting that each of Jacobs Levy and T. Rowe Price delivered strong performance results versus the Former Subadviser and the Fund’s benchmark over various periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Jacobs Levy and T. Rowe Price were in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreements, noting that the proposed subadvisory fees payable to Jacobs Levy and T. Rowe Price would be paid by the Investment Manager and would not impact the fees paid by the Fund. As part of its review, the Board also considered the management fees charged by other funds using Jacobs Levy and T. Rowe Price for a comparable strategy to that proposed to be employed for the Fund. The Board observed that the Fund’s management fees remain within the range of other peers. The Board also considered the expected slight decrease in total profitability of the Investment Manager and its affiliates in connection with the hiring of Jacobs Levy and T. Rowe Price and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels previously reported.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed Subadvisory Agreements would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreements with Jacobs Levy and T. Rowe Price provide for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the
150	Columbia Variable Portfolio Funds | Semiannual Report 2019

Approval of Management and Subadvisory Agreements   (continued)
Fund, which services are, in fact, proposed to increase somewhat due to the conversion of the Fund to a multi-manager fund that requires greater oversight by the Investment Manager. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under each of the Subadvisory Agreements were fair and reasonable in light of the extent and quality of services proposed to be provided.
On March 19, 2019, the Board, including all of the Independent Trustees, approved the Subadvisory Agreements with Jacobs Levy and T. Rowe Price. In reaching this conclusion, no single factor was determinative.
Columbia Variable Portfolio Funds | Semiannual Report 2019	151

Additional Information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. Each Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
152	Columbia Variable Portfolio Funds | Semiannual Report 2019

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Columbia Variable Portfolio Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6462 AN (8/19)

SemiAnnual Report
June 30, 2019
Portfolio Navigator Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Portfolio Navigator Funds  |  Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	7.93	6.04	3.25	4.27
Class 2	05/07/10	7.86	5.97	3.23	4.26
Class 4	05/07/10	7.78	5.90	3.22	4.26
Blended Benchmark		8.40	7.89	4.03	5.15
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Russell 3000 Index		18.71	8.98	10.19	13.41
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2019	3

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Alternative Strategies Funds	3.0
Equity Funds	26.9
Fixed-Income Funds	64.1
Money Market Funds	6.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Portfolio Navigator Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	9.63	5.94	3.89	5.33
Class 2	05/07/10	9.49	5.80	3.86	5.31
Class 4	05/07/10	9.47	5.79	3.87	5.33
Blended Benchmark		10.08	7.78	4.77	6.36
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Russell 3000 Index		18.71	8.98	10.19	13.41
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2019	5

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Alternative Strategies Funds	2.9
Equity Funds	40.2
Fixed-Income Funds	52.6
Money Market Funds	4.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Portfolio Navigator Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	11.24	5.61	4.50	6.47
Class 2	05/07/10	11.17	5.54	4.49	6.46
Class 4	05/07/10	11.16	5.54	4.48	6.47
Blended Benchmark		11.79	7.68	5.55	7.60
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Russell 3000 Index		18.71	8.98	10.19	13.41
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2019	7

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Alternative Strategies Funds	2.7
Equity Funds	56.8
Fixed-Income Funds	38.3
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Portfolio Navigator Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	12.73	4.97	5.07	7.42
Class 2	05/07/10	12.67	4.92	5.06	7.41
Class 4	05/07/10	12.71	4.91	5.05	7.43
Blended Benchmark		13.48	7.49	6.31	8.81
Russell 3000 Index		18.71	8.98	10.19	13.41
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2019	9

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Alternative Strategies Funds	3.0
Equity Funds	68.7
Fixed-Income Funds	24.2
Money Market Funds	4.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Portfolio Navigator Funds | Semiannual Report 2019

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	14.42	4.44	5.64	8.41
Class 2	05/07/10	14.30	4.33	5.62	8.40
Class 4	05/07/10	14.34	4.33	5.61	8.41
Blended Benchmark		15.12	7.15	6.95	9.92
Russell 3000 Index		18.71	8.98	10.19	13.41
MSCI EAFE Index (Net)		14.03	1.08	2.25	6.58
Bloomberg Barclays U.S. Aggregate Bond Index		6.11	7.87	2.95	3.46
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2019	11

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2019)
Alternative Strategies Funds	2.6
Equity Funds	83.6
Exchange-Traded Funds	0.6
Fixed-Income Funds	11.1
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Portfolio Navigator Funds | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 1	1,000.00	1,000.00	1,043.70 (a)	1,023.88	0.46 (a)	0.65	0.13 (a)	2.49 (a)	3.47	0.70 (a)
Class 2	1,000.00	1,000.00	1,078.60	1,022.66	1.94	1.88	0.38	4.84	4.71	0.95
Class 4	1,000.00	1,000.00	1,077.80	1,022.66	1.94	1.88	0.38	4.84	4.71	0.95
Variable Portfolio – Moderately Conservative Portfolio
Class 1	1,000.00	1,000.00	1,045.60 (a)	1,023.98	0.39 (a)	0.55	0.11 (a)	2.53 (a)	3.52	0.71 (a)
Class 2	1,000.00	1,000.00	1,094.90	1,022.76	1.85	1.79	0.36	4.93	4.76	0.96
Class 4	1,000.00	1,000.00	1,094.70	1,022.76	1.85	1.79	0.36	4.93	4.76	0.96
Portfolio Navigator Funds | Semiannual Report 2019	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderate Portfolio
Class 1	1,000.00	1,000.00	1,046.10 (a)	1,023.98	0.39 (a)	0.55	0.11 (a)	2.71 (a)	3.77	0.76 (a)
Class 2	1,000.00	1,000.00	1,111.70	1,022.80	1.81	1.74	0.35	5.18	4.96	1.00
Class 4	1,000.00	1,000.00	1,111.60	1,022.80	1.81	1.74	0.35	5.18	4.96	1.00
Variable Portfolio – Moderately Aggressive Portfolio
Class 1	1,000.00	1,000.00	1,045.20 (a)	1,023.93	0.43 (a)	0.60	0.12 (a)	2.81 (a)	3.92	0.79 (a)
Class 2	1,000.00	1,000.00	1,126.70	1,022.76	1.88	1.79	0.36	5.37	5.11	1.03
Class 4	1,000.00	1,000.00	1,127.10	1,022.76	1.88	1.79	0.36	5.37	5.11	1.03
Variable Portfolio – Aggressive Portfolio
Class 1	1,000.00	1,000.00	1,045.00 (a)	1,023.98	0.39 (a)	0.55	0.11 (a)	2.88 (a)	4.02	0.81 (a)
Class 2	1,000.00	1,000.00	1,143.00	1,022.76	1.89	1.79	0.36	5.57	5.26	1.06
Class 4	1,000.00	1,000.00	1,143.40	1,022.76	1.89	1.79	0.36	5.57	5.26	1.06
(a)	Based on operations from February 20, 2019 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Variable Portfolio – Moderately Conservative Portfolio and Variable Portfolio – Aggressive Portfolio, account value at the end of the period would have been reduced.
14	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.0%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,987,789	10,734,058
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	12,954,689
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,015,685	7,455,125
Total Alternative Strategies Funds (Cost $36,024,218)		31,143,872

Equity Funds 26.9%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	767,030	7,072,013
International 9.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	343,693	5,832,478
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,154,613	14,178,646
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	3,169,870	33,505,522
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	934,030	8,770,544
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,927,177	31,057,352
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	886,176	9,313,707
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	212,976	1,028,674
Total		103,686,923
U.S. Large Cap 12.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	293,588	7,060,799
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	316,352	17,041,890
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	1,088,299
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	100,455	1,975,950
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	941,595	10,319,877
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	128,283	3,214,769
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	356,617	12,392,435
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	376,323	11,891,803
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	817,258	21,747,232
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	540,997	19,254,098
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	105,434	2,531,474
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	776,661	17,008,870
Total		125,527,496
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	443,703	12,454,730
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	180,806	5,230,730
Total		17,685,460
U.S. Small Cap 2.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	11,026,018
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	9,769,143
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	6,062,288
Total		26,857,449
Total Equity Funds (Cost $238,895,840)		280,829,341

Fixed-Income Funds 63.8%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	509,638	4,943,487
High Yield 0.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	698,097	5,082,144
Investment Grade 62.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,353,568	212,491,249
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,637,430	15,637,456
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,293,125	23,940,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,917,399	19,960,121
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	5,969,533	64,291,869
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,249,906	67,123,998
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	4,105,214	41,750,025
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	18,998,521	207,083,884
Total		652,278,828
Multisector 0.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,153,227	4,970,409
Total Fixed-Income Funds (Cost $659,917,861)		667,274,868

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(c)	46,402,607	46,397,967
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%(a),(c)	15,822,091	15,822,091
Total Money Market Funds (Cost $62,220,064)		62,220,058
Total Investments in Securities (Cost: $997,057,983)		1,041,468,139
Other Assets & Liabilities, Net		4,226,166
Net Assets		1,045,694,305

At June 30, 2019, securities and/or cash totaling $4,619,932 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	51	09/2019	USD	10,974,164	82,895	—
U.S. Treasury 5-Year Note	509	09/2019	USD	60,141,531	1,013,056	—
U.S. Ultra Treasury Bond	198	09/2019	USD	35,157,375	1,222,375	—
Total					2,318,326	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(303)	09/2019	EUR	(10,501,980)	—	(320,146)
FTSE 100 Index	(28)	09/2019	GBP	(2,063,320)	—	(27,282)
MSCI Emerging Markets Index	(171)	09/2019	USD	(9,006,570)	—	(403,148)
Russell 2000 E-mini	(194)	09/2019	USD	(15,200,870)	—	(375,138)
S&P 500 E-mini	(86)	09/2019	USD	(12,660,060)	—	(212,418)
SPI 200 Index	(48)	09/2019	AUD	(7,870,800)	—	(66,447)
TOPIX Index	(64)	09/2019	JPY	(992,640,000)	8,157	—
Total					8,157	(1,404,579)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	22,294,000	51,618	—	—	51,618	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	50,491,501	28,570,633	(32,659,527)	46,402,607	—	(1,222)	1,397	560,006	46,397,967
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,017,400	970,389	—	1,987,789	—	—	154,491	127,914	10,734,058
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	354,602	17,702	(78,716)	293,588	—	550,610	759,541	—	7,060,799
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	342,912	7,732	(34,292)	316,352	—	503,197	1,836,403	—	17,041,890
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	273,487	—	12,954,689
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	—	—	39,517	—	—	145,818	—	1,088,299
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	494,124	15,514	—	509,638	—	—	343,607	147,822	4,943,487
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	267,766	75,927	—	343,693	681,619	—	108,394	10,540	5,832,478
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%
	20,800,120	172,972	(5,151,001)	15,822,091	6,295	—	—	163,973	15,822,091
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	662,848	35,249	—	698,097	—	—	245,606	256,257	5,082,144
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	20,919,813	806,512	(1,372,757)	20,353,568	—	111,462	7,335,650	6,802,050	212,491,249
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	83,059	17,396	—	100,455	—	—	315,738	—	1,975,950
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,973,710	38,374	(374,654)	1,637,430	—	(290,332)	806,782	366,085	15,637,456
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,292,419	144,661	(143,955)	2,293,125	—	26,640	2,226,439	663,760	23,940,226
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	973,933	180,680	—	1,154,613	2,014,268	—	(449,875)	206,352	14,178,646
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	941,595	—	—	941,595	—	—	1,572,463	—	10,319,877
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	114,998	13,285	—	128,283	—	—	381,411	—	3,214,769
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,153,227	—	—	1,153,227	—	—	334,436	—	4,970,409
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,696	—	—	481,696	—	—	1,493,257	—	11,026,018
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	2,393,602	206,977	(683,180)	1,917,399	—	124,617	308,959	547,421	19,960,121
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,448,836	491,934	(971,237)	5,969,533	—	(87,712)	1,048,604	3,719,395	64,291,869
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	2,995,021	174,849	—	3,169,870	495,370	—	2,612,630	699,899	33,505,522
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,685	—	—	1,015,685	—	—	182,823	—	7,455,125
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	752,773	14,257	—	767,030	—	—	964,405	130,591	7,072,013
CTIVP® – DFA International Value Fund, Class 1 Shares
	812,860	121,170	—	934,030	257,741	—	151,790	261,167	8,770,544
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	2,957,449	138,322	(168,594)	2,927,177	150,564	84,006	2,307,611	666,804	31,057,352
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	346,746	9,871	—	356,617	—	—	2,187,227	—	12,392,435
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	365,516	10,807	—	376,323	—	—	1,963,094	—	11,891,803
CTIVP® – MFS® Value Fund, Class 1 Shares
	875,510	12,779	(71,031)	817,258	—	557,150	2,983,722	—	21,747,232
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	531,179	9,818	—	540,997	—	—	4,074,059	—	19,254,098
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	153,715	14,027	(62,308)	105,434	—	291,293	161,295	—	2,531,474
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	7,201,546	319,795	(1,271,435)	6,249,906	—	349,142	2,128,624	1,811,592	67,123,998
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	431,650	12,053	—	443,703	—	—	1,923,248	—	12,454,730
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	4,413,961	42,844	(351,591)	4,105,214	—	(70,838)	674,209	435,724	41,750,025
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	168,841	11,965	—	180,806	—	—	1,085,223	—	5,230,730
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	785,780	100,396	—	886,176	305,354	—	831,375	97,584	9,313,707
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	197,830	15,146	—	212,976	68,281	—	75,932	4,119	1,028,674
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	19,185,382	607,323	(794,184)	18,998,521	—	(248,938)	7,448,689	4,985,776	207,083,884
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	761,316	15,345	—	776,661	—	—	2,342,714	—	17,008,870
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	396,797	—	—	396,797	—	—	1,460,213	—	9,769,143
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	217,755	—	—	217,755	—	—	783,917	—	6,062,288
Total					3,979,492	1,899,075	55,585,408	22,664,831	1,041,468,139

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	19

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	31,143,872	31,143,872
Equity Funds	—	—	—	280,829,341	280,829,341
Fixed-Income Funds	—	—	—	667,274,868	667,274,868
Money Market Funds	—	—	—	62,220,058	62,220,058
Total Investments in Securities	—	—	—	1,041,468,139	1,041,468,139
Investments in Derivatives
Asset
Futures Contracts	2,326,483	—	—	—	2,326,483
Swap Contracts	—	51,618	—	—	51,618
Liability
Futures Contracts	(1,404,579)	—	—	—	(1,404,579)
Total	921,904	51,618	—	1,041,468,139	1,042,441,661
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,951,282	32,136,921
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	30,978,547
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	2,996,972	21,997,776
Total Alternative Strategies Funds (Cost $97,124,311)		85,113,244

Equity Funds 40.0%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,394,565	31,297,894
International 10.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	406,235	6,893,816
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,151,271	50,977,602
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	11,154,040	117,898,200
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	988,560	9,282,577
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,565,748	112,102,590
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	943,256	9,913,620
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,129,410	5,455,051
Total		312,523,456
U.S. Large Cap 23.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,299,239	31,246,705
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,214,309	65,414,832
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	986,979	27,181,401
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,943,428	38,227,239
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,969,549	43,506,252
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,031	151,143
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,616,755	56,182,235
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,125,554	67,167,498
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	4,397,742	117,023,908
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,670,405	95,039,698
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,356,516	80,589,943
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,539,833	77,522,350
Total		699,253,204
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	18,265,336
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	25,024,921
Total		43,290,257
U.S. Small Cap 3.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,330,331	53,341,275
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,181,267	29,082,789
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,031,035	28,704,016
Total		111,128,080
Total Equity Funds (Cost $857,647,217)		1,197,492,891

Fixed-Income Funds 52.4%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,224,129	11,874,050
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,574,255	11,460,580
Investment Grade 51.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	35,204,406	367,534,000
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,007,087	57,367,680
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	7,170,041	74,855,230
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,343,765	45,218,595
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,413,556	144,464,001
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	17,294,150	185,739,176
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	19,224,449	195,512,641
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	42,376,088	461,899,353
Total		1,532,590,676
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,637,725	11,368,595
Total Fixed-Income Funds (Cost $1,559,909,494)		1,567,293,901

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(c)	114,329,623	114,318,190
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%(a),(c)	14,863,126	14,863,126
Total Money Market Funds (Cost $129,181,336)		129,181,316
Total Investments in Securities (Cost: $2,643,862,358)		2,979,081,352
Other Assets & Liabilities, Net		13,603,621
Net Assets		2,992,684,973

At June 30, 2019, securities and/or cash totaling $14,522,200 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	633	09/2019	EUR	21,939,780	655,427	—
FTSE 100 Index	96	09/2019	GBP	7,074,240	93,259	—
TOPIX Index	35	09/2019	JPY	542,850,000	—	(14,782)
U.S. Long Bond	225	09/2019	USD	35,008,594	1,463,607	—
U.S. Treasury 5-Year Note	569	09/2019	USD	67,230,906	1,132,473	—
U.S. Ultra Treasury Bond	457	09/2019	USD	81,146,063	2,993,624	—
Total					6,338,390	(14,782)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(299)	09/2019	USD	(15,748,330)	—	(704,920)
Russell 2000 E-mini	(679)	09/2019	USD	(53,203,045)	—	(1,312,983)
S&P 500 E-mini	(708)	09/2019	USD	(104,224,680)	—	(1,665,388)
U.S. Treasury 2-Year Note	(110)	09/2019	USD	(23,669,766)	—	(79,272)
Total					—	(3,762,563)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	105,005,000	243,121	—	—	243,121	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	125,332,215	77,045,335	(88,047,927)	114,329,623	—	(1,052)	1,589	1,386,685	114,318,190
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	3,193,384	2,757,898	—	5,951,282	—	—	496,427	382,963	32,136,921
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,525,866	4,948	(231,575)	1,299,239	—	2,083,688	3,636,198	—	31,246,705
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,378,919	3,626	(168,236)	1,214,309	—	2,495,331	6,833,791	—	65,414,832
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	653,991	—	30,978,547
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,119,503	—	(132,524)	986,979	—	1,382,466	2,602,966	—	27,181,401
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,186,865	37,264	—	1,224,129	—	—	825,331	355,063	11,874,050
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	349,583	56,652	—	406,235	806,162	—	197,322	13,262	6,893,816
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%
	29,310,549	172,577	(14,620,000)	14,863,126	5,913	—	—	162,449	14,863,126
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,484,647	89,608	—	1,574,255	—	—	548,345	577,877	11,460,580
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	36,408,543	1,157,750	(2,361,887)	35,204,406	—	178,146	12,798,706	11,786,444	367,534,000
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,939,367	4,061	—	1,943,428	—	—	6,927,979	—	38,227,239
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,763,097	164,903	(920,913)	6,007,087	—	(925,744)	2,718,150	1,347,824	57,367,680
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	7,676,909	199,753	(706,621)	7,170,041	—	147,060	7,165,071	2,081,424	74,855,230
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,501,657	649,614	—	4,151,271	7,242,056	—	(1,617,472)	741,913	50,977,602
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	3,969,549	—	—	3,969,549	—	—	6,629,145	—	43,506,252
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,031	—	—	6,031	—	—	19,481	—	151,143
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,619,870	17,855	—	2,637,725	—	—	761,272	—	11,368,595
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	2,323,548	6,783	—	2,330,331	—	—	7,207,361	—	53,341,275
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	5,063,859	119,675	(839,769)	4,343,765	—	137,374	792,560	1,245,812	45,218,595
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	14,836,147	807,512	(2,230,103)	13,413,556	—	486,042	1,803,877	8,396,533	144,464,001
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	10,731,979	422,061	—	11,154,040	1,743,284	—	9,350,414	2,477,963	117,898,200
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	539,455	—	21,997,776
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	3,331,471	63,094	—	3,394,565	—	—	4,268,069	577,944	31,297,894
CTIVP® – DFA International Value Fund, Class 1 Shares
	1,788,278	97,375	(897,093)	988,560	281,389	(72,216)	792,000	341,531	9,282,577
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	10,596,858	300,482	(331,592)	10,565,748	543,892	237,992	8,341,835	2,407,494	112,102,590
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,614,449	2,306	—	1,616,755	—	—	10,094,991	—	56,182,235
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	2,123,027	2,527	—	2,125,554	—	—	11,298,898	—	67,167,498
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,603,838	2,971	(209,067)	4,397,742	—	3,186,864	15,615,662	—	117,023,908
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,670,405	—	—	2,670,405	—	—	20,348,483	—	95,039,698
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,585,868	—	(229,352)	3,356,516	—	3,017,886	8,636,708	—	80,589,943
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	18,443,267	495,744	(1,644,861)	17,294,150	—	545,897	5,948,543	5,022,689	185,739,176
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	650,707	—	—	650,707	—	—	2,876,123	—	18,265,336
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	19,888,309	200,823	(864,683)	19,224,449	—	(96,322)	2,847,277	2,042,370	195,512,641
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	865,016	—	—	865,016	—	—	5,440,953	—	25,024,921
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	1,718,107	66,559	(841,410)	943,256	334,624	(1,020,665)	2,748,858	131,602	9,913,620
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,049,089	80,321	—	1,129,410	362,093	—	402,670	21,842	5,455,051
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	43,277,738	1,050,276	(1,951,926)	42,376,088	—	(314,193)	16,520,007	11,134,978	461,899,353
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	3,784,541	5,386	(250,094)	3,539,833	—	3,148,657	8,216,017	—	77,522,350
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,178,040	3,227	—	1,181,267	—	—	4,339,183	—	29,082,789
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,026,857	4,178	—	1,031,035	—	—	3,699,845	—	28,704,016
Total					11,319,413	14,617,211	203,328,081	52,636,662	2,979,081,352

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	25

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	85,113,244	85,113,244
Equity Funds	—	—	—	1,197,492,891	1,197,492,891
Fixed-Income Funds	—	—	—	1,567,293,901	1,567,293,901
Money Market Funds	—	—	—	129,181,316	129,181,316
Total Investments in Securities	—	—	—	2,979,081,352	2,979,081,352
Investments in Derivatives
Asset
Futures Contracts	6,338,390	—	—	—	6,338,390
Swap Contracts	—	243,121	—	—	243,121
Liability
Futures Contracts	(3,777,345)	—	—	—	(3,777,345)
Total	2,561,045	243,121	—	2,979,081,352	2,981,885,518
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	35,370,695	191,001,754
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	143,969,224
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	17,651,438	129,561,557
Total Alternative Strategies Funds (Cost $535,784,638)		464,532,535

Equity Funds 56.6%

Global Real Estate 1.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	25,778,460	237,677,397
International 15.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	8,730,752	148,160,856
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	35,994,947	442,017,955
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	85,012,200	898,578,948
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	16,139,318	151,548,197
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	81,260,702	862,176,045
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	15,508,126	162,990,405
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	8,030,173	38,785,735
Total		2,704,258,141
U.S. Large Cap 33.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	14,665,320	352,700,948
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	14,547,531	783,675,498
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	18,558,331	365,042,365
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	40,637,848	445,390,816
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,867,571	71,861,334
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	18,949,966	658,511,329
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	19,783,819	625,168,671
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	31,154,892	829,031,674
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,298,614	758,017,660
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	29,261,620	702,571,506
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	11,327,044	248,062,265
Total		5,840,034,066
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	104,291,735
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	141,352,618
Total		245,644,353
U.S. Small Cap 4.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	16,393,070	375,237,387
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,341,907	180,757,743
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	185,516,008
Total		741,511,138
Total Equity Funds (Cost $6,756,993,164)		9,769,125,095

Fixed-Income Funds 38.1%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,873,855	66,676,395
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	8,066,543	58,724,436
Investment Grade 37.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	149,042,205	1,556,000,625
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	17,802,305	170,012,016
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	63,311,698	660,974,122
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	29,737,383	309,566,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	60,359,080	650,067,289
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	89,282,818	958,897,465
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	115,825,357	1,177,943,877
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	83,480,221	909,934,414
Total		6,393,395,960
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	13,793,502	59,449,995
Total Fixed-Income Funds (Cost $6,509,838,759)		6,578,246,786

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(c)	341,952,045	341,917,850
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%(a),(c)	29,572,903	29,572,903
Total Money Market Funds (Cost $371,492,530)		371,490,753
Total Investments in Securities (Cost: $14,174,109,091)		17,183,395,169
Other Assets & Liabilities, Net		83,759,646
Net Assets		17,267,154,815

At June 30, 2019, securities and/or cash totaling $89,347,572 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	2,741	09/2019	EUR	95,003,060	2,838,115	—
FTSE 100 Index	525	09/2019	GBP	38,687,250	510,010	—
TOPIX Index	202	09/2019	JPY	3,133,020,000	—	(85,311)
U.S. Long Bond	1,306	09/2019	USD	203,205,438	8,495,424	—
U.S. Treasury 2-Year Note	704	09/2019	USD	151,486,500	1,144,272	—
U.S. Ultra Treasury Bond	2,102	09/2019	USD	373,236,375	12,334,658	—
Total					25,322,479	(85,311)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(4,092)	09/2019	USD	(215,525,640)	—	(9,647,268)
Russell 2000 E-mini	(3,376)	09/2019	USD	(264,526,480)	—	(6,528,174)
S&P 500 E-mini	(4,931)	09/2019	USD	(725,892,510)	—	(12,179,471)
Total					—	(28,354,913)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	710,859,000	1,645,868	—	—	1,645,868	—
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	452,364,702	477,097,090	(587,509,747)	341,952,045	—	(2,295)	5,440	4,387,721	341,917,850
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	19,670,127	15,700,568	—	35,370,695	—	—	3,109,302	2,276,093	191,001,754
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,611,022	4,490	(1,950,192)	14,665,320	—	19,464,937	43,603,541	—	352,700,948
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	15,396,215	2,245	(850,929)	14,547,531	—	17,471,683	88,511,055	—	783,675,498
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,580	—	—	15,996,580	—	—	3,039,351	—	143,969,224
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	6,664,609	209,246	—	6,873,855	—	—	4,634,486	1,993,785	66,676,395
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	7,690,577	1,040,175	—	8,730,752	17,325,912	—	4,519,473	290,473	148,160,856
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%
	112,308,780	399,123	(83,135,000)	29,572,903	11,765	—	—	369,714	29,572,903
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	7,648,730	417,813	—	8,066,543	—	—	2,830,633	2,961,064	58,724,436
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	152,772,602	4,802,560	(8,532,957)	149,042,205	—	770,670	53,847,975	49,878,969	1,556,000,625
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,555,588	2,743	—	18,558,331	—	—	66,244,053	—	365,042,365
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	19,244,938	420,710	(1,863,343)	17,802,305	—	(1,536,528)	6,683,786	3,987,365	170,012,016
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	63,329,415	1,767,460	(1,785,177)	63,311,698	—	408,227	62,060,524	18,337,980	660,974,122
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,362,258	5,632,689	—	35,994,947	62,794,606	—	(14,024,819)	6,433,001	442,017,955
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	40,637,848	—	—	40,637,848	—	—	67,865,207	—	445,390,816
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	3,963,246	1,086	(1,096,761)	2,867,571	—	15,591,012	(3,660,543)	—	71,861,334
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	13,774,851	18,651	—	13,793,502	—	—	3,995,079	—	59,449,995
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,786,288	—	(393,218)	16,393,070	—	4,370,921	47,536,970	—	375,237,387
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	29

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,616,292	820,563	(1,699,472)	29,737,383	—	(43,704)	5,604,134	8,490,022	309,566,152
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,884,554	3,530,365	(8,055,839)	60,359,080	—	(919,001)	10,676,721	37,733,878	650,067,289
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	81,951,409	3,060,791	—	85,012,200	13,286,706	—	71,382,741	18,900,823	898,578,948
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	3,177,258	—	129,561,557
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	25,299,319	479,141	—	25,778,460	—	—	32,411,877	4,388,926	237,677,397
CTIVP® – DFA International Value Fund, Class 1 Shares
	19,673,680	1,009,756	(4,544,118)	16,139,318	4,496,322	(5,228,749)	11,202,124	4,946,603	151,548,197
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	80,788,255	2,151,264	(1,678,817)	81,260,702	4,181,445	1,205,953	64,219,182	18,480,182	862,176,045
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	18,947,237	2,729	—	18,949,966	—	—	118,421,708	—	658,511,329
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	—	19,783,819	—	—	105,249,916	—	625,168,671
CTIVP® – MFS® Value Fund, Class 1 Shares
	34,669,580	5,067	(3,519,755)	31,154,892	—	56,470,578	82,460,504	—	829,031,674
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	21,298,614	—	—	21,298,614	—	—	162,295,436	—	758,017,660
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,119,551	5,606	(3,863,537)	29,261,620	—	52,703,374	53,202,794	—	702,571,506
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	95,164,599	2,438,149	(8,319,930)	89,282,818	—	2,488,898	31,120,009	25,924,830	958,897,465
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,715,416	—	—	3,715,416	—	—	16,422,139	—	104,291,735
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	117,236,717	1,214,212	(2,625,572)	115,825,357	—	(594,113)	16,918,181	12,295,658	1,177,943,877
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,886,022	—	—	4,886,022	—	—	30,733,079	—	141,352,618
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	19,060,300	705,405	(4,257,579)	15,508,126	5,391,466	(9,196,681)	28,868,873	1,892,057	162,990,405
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	7,459,085	571,088	—	8,030,173	2,574,503	—	2,863,007	155,298	38,785,735
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	89,666,554	2,041,459	(8,227,792)	83,480,221	—	2,726,561	30,390,705	21,969,815	909,934,414
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	13,429,937	4,905	(2,107,798)	11,327,044	—	26,178,779	13,112,544	—	248,062,265
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,339,700	2,207	—	7,341,907	—	—	27,011,088	—	180,757,743
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,663,650	—	—	6,663,650	—	—	23,989,139	—	185,516,008
Total					110,062,725	182,330,522	1,382,534,672	246,094,257	17,183,395,169

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	31

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	464,532,535	464,532,535
Equity Funds	—	—	—	9,769,125,095	9,769,125,095
Fixed-Income Funds	—	—	—	6,578,246,786	6,578,246,786
Money Market Funds	—	—	—	371,490,753	371,490,753
Total Investments in Securities	—	—	—	17,183,395,169	17,183,395,169
Investments in Derivatives
Asset
Futures Contracts	25,322,479	—	—	—	25,322,479
Swap Contracts	—	1,645,868	—	—	1,645,868
Liability
Futures Contracts	(28,440,224)	—	—	—	(28,440,224)
Total	(3,117,745)	1,645,868	—	17,183,395,169	17,181,923,292
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.0%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	21,584,399	116,555,755
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,262,254	56,360,288
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	8,951,926	65,707,138
Total Alternative Strategies Funds (Cost $275,588,967)		238,623,181

Equity Funds 68.3%

Global Real Estate 1.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,790,290	145,586,475
International 18.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,005,332	34,030,490
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	18,092,860	222,180,324
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	45,664,443	482,673,163
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	12,386,178	116,306,205
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	44,639,613	473,626,292
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	10,504,517	110,402,470
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	5,214,353	25,185,325
Total		1,464,404,269
U.S. Large Cap 40.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,691,259	184,974,773
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	8,485,633	457,121,062
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,568,238	188,207,238
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,628,915	280,892,903
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,285,195	257,746,980
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,032,617	348,633,459
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,802,132	341,347,366
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	4,652,854	123,812,458
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,396,253	405,592,657
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	17,515,882	420,556,322
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	11,387,343	249,382,812
Total		3,258,268,030
U.S. Mid Cap 2.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	86,154,303
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	108,009,369
Total		194,163,672
U.S. Small Cap 4.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	6,296,254	144,121,257
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	4,635,610	114,128,725
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,206,128	117,098,590
Total		375,348,572
Total Equity Funds (Cost $3,862,514,057)		5,437,771,018

Fixed-Income Funds 24.1%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,373,537	23,023,312
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,634,312	19,177,788
Investment Grade 23.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	49,495,520	516,733,233
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,547,433	100,727,982
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,292,175	107,450,303
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,614,633	100,088,325
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	33

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	15,716,049	169,261,848
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,174,394	238,152,996
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	24,925,540	253,492,740
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	34,724,721	378,499,458
Total		1,864,406,885
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,991,319	12,892,587
Total Fixed-Income Funds (Cost $1,905,928,217)		1,919,500,572

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(c)	285,554,122	285,525,567
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%(a),(c)	41,185,372	41,185,372
Total Money Market Funds (Cost $326,711,127)		326,710,939
Total Investments in Securities (Cost: $6,370,742,368)		7,922,605,710
Other Assets & Liabilities, Net		37,324,102
Net Assets		7,959,929,812

At June 30, 2019, securities and/or cash totaling $38,051,542 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	2,928	09/2019	EUR	101,484,480	3,031,740	—
FTSE 100 Index	343	09/2019	GBP	25,275,670	333,207	—
TOPIX Index	106	09/2019	JPY	1,644,060,000	—	(44,768)
U.S. Long Bond	422	09/2019	USD	65,660,563	2,745,076	—
U.S. Ultra Treasury Bond	1,122	09/2019	USD	199,225,125	7,464,073	—
Total					13,574,096	(44,768)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(1,646)	09/2019	USD	(86,694,820)	—	(3,880,597)
Russell 2000 E-mini	(1,135)	09/2019	USD	(88,932,925)	—	(2,194,750)
S&P 500 E-mini	(1,288)	09/2019	USD	(189,606,480)	—	(3,181,334)
U.S. Treasury 2-Year Note	(250)	09/2019	USD	(53,794,922)	—	(180,163)
Total					—	(9,436,844)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	340,775,000	789,004	—	—	789,004	—
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	310,090,440	164,832,374	(189,368,692)	285,554,122	—	(2,981)	3,844	3,497,104	285,525,567
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	14,127,734	7,456,665	—	21,584,399	—	—	2,386,507	1,388,950	116,555,755
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	9,951,789	4,557	(2,265,087)	7,691,259	—	22,273,133	13,978,201	—	184,974,773
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,471,565	2,001	(987,933)	8,485,633	—	22,568,845	41,738,042	—	457,121,062
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,252,309	9,945	—	6,262,254	—	—	1,186,645	—	56,360,288
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,301,285	72,252	—	2,373,537	—	—	1,600,285	688,453	23,023,312
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	2,464,411	246,339	(705,418)	2,005,332	4,022,672	1,284,047	1,039,476	80,558	34,030,490
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%
	79,792,637	476,735	(39,084,000)	41,185,372	16,385	—	—	448,914	41,185,372
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,501,299	133,013	—	2,634,312	—	—	926,811	967,002	19,177,788
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	52,840,924	1,602,206	(4,947,610)	49,495,520	—	802,905	17,982,981	16,582,030	516,733,233
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,567,312	926	—	9,568,238	—	—	34,155,358	—	188,207,238
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,973,587	249,170	(675,324)	10,547,433	—	(560,743)	3,503,705	2,359,033	100,727,982
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,649,502	289,965	(647,292)	10,292,175	—	(71,752)	10,397,797	2,983,700	107,450,303
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	16,166,290	2,841,925	(915,355)	18,092,860	31,616,265	1,128,422	(6,992,597)	3,287,500	222,180,324
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	25,628,915	—	—	25,628,915	—	—	42,800,287	—	280,892,903
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,608,494	2,864	(1,326,163)	10,285,195	—	7,548,231	28,847,990	—	257,746,980
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,991,319	—	—	2,991,319	—	—	867,482	—	12,892,587
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,865,603	1,531	(570,880)	6,296,254	—	1,612,891	19,455,885	—	144,121,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	35

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,349,689	264,944	—	9,614,633	—	—	1,682,788	2,740,059	100,088,325
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	18,875,564	927,618	(4,087,133)	15,716,049	—	(370,991)	3,612,559	9,857,830	169,261,848
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	47,054,975	1,668,609	(3,059,141)	45,664,443	7,150,638	(3,950,584)	44,734,488	10,349,865	482,673,163
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	1,611,347	—	65,707,138
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	15,496,798	293,492	—	15,790,290	—	—	19,853,512	2,688,385	145,586,475
CTIVP® – DFA International Value Fund, Class 1 Shares
	13,601,418	760,258	(1,975,498)	12,386,178	3,435,641	(2,946,908)	6,640,638	3,678,532	116,306,205
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	46,483,068	1,199,004	(3,042,459)	44,639,613	2,300,025	2,966,286	34,569,890	10,300,530	473,626,292
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,030,531	2,086	—	10,032,617	—	—	62,690,692	—	348,633,459
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	—	10,802,132	—	—	57,467,341	—	341,347,366
CTIVP® – MFS® Value Fund, Class 1 Shares
	7,716,617	2,765	(3,066,528)	4,652,854	—	42,229,845	(14,680,522)	—	123,812,458
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	—	11,396,253	—	—	86,839,451	—	405,592,657
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	20,875,598	4,553	(3,364,269)	17,515,882	—	44,883,962	20,771,995	—	420,556,322
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	23,980,010	606,405	(2,412,021)	22,174,394	—	903,150	7,532,931	6,440,011	238,152,996
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,069,266	—	—	3,069,266	—	—	13,566,156	—	86,154,303
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	24,663,759	261,781	—	24,925,540	—	—	3,452,927	2,644,146	253,492,740
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,733,473	—	—	3,733,473	—	—	23,483,544	—	108,009,369
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	13,111,466	481,301	(3,088,250)	10,504,517	3,651,364	(7,947,847)	21,424,815	1,284,169	110,402,470
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	4,843,520	370,833	—	5,214,353	1,671,741	—	1,859,080	100,842	25,185,325
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	36,859,306	847,038	(2,981,623)	34,724,721	—	(801,709)	14,452,745	9,133,024	378,499,458
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	12,608,475	2,496	(1,223,628)	11,387,343	—	15,282,938	22,209,975	—	249,382,812
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,770,818	—	(135,208)	4,635,610	—	1,952,701	15,488,619	—	114,128,725
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,323,660	—	(117,532)	4,206,128	—	1,336,469	14,170,137	—	117,098,590
Total					53,864,731	150,120,310	677,313,807	91,500,637	7,922,605,710

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	37

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	238,623,181	238,623,181
Equity Funds	—	—	—	5,437,771,018	5,437,771,018
Fixed-Income Funds	—	—	—	1,919,500,572	1,919,500,572
Money Market Funds	—	—	—	326,710,939	326,710,939
Total Investments in Securities	—	—	—	7,922,605,710	7,922,605,710
Investments in Derivatives
Asset
Futures Contracts	13,574,096	—	—	—	13,574,096
Swap Contracts	—	789,004	—	—	789,004
Liability
Futures Contracts	(9,481,612)	—	—	—	(9,481,612)
Total	4,092,484	789,004	—	7,922,605,710	7,927,487,198
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,770,035	41,958,189
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,274,230	11,468,072
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,853,038	13,601,299
Total Alternative Strategies Funds (Cost $75,886,974)		67,027,560

Equity Funds 83.1%

Global Real Estate 2.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,923,412	54,613,856
International 21.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,407,948	23,892,871
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	7,330,417	90,017,519
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	17,252,675	182,360,780
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	4,047,450	38,005,558
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	16,864,038	178,927,447
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	3,713,391	39,027,738
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,882,516	9,092,552
Total		561,324,465
U.S. Large Cap 50.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,206,442	77,114,923
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,127,565	168,481,944
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,039,514	138,467,251
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,900,768	97,552,423
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,920,442	148,366,267
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,488,950	121,241,008
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,677,025	116,193,984
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,231,425	59,378,214
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,062,169	144,572,596
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,380,046	129,174,899
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,751,489	82,157,612
Total		1,282,701,121
U.S. Mid Cap 2.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,047,793	29,411,545
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,320,726	38,208,599
Total		67,620,144
U.S. Small Cap 6.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,305,038	75,652,309
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,752,700	43,151,482
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,532,329	42,660,050
Total		161,463,841
Total Equity Funds (Cost $1,576,838,066)		2,127,723,427

Exchange-Traded Funds 0.7%

iShares MSCI EAFE ETF	249,311	16,387,212
Total Exchange-Traded Funds (Cost $14,628,597)		16,387,212

Fixed-Income Funds 11.0%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	517,918	5,023,805
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,601	48,050
Investment Grade 10.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,507,977	57,503,284
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,778,613	39,448,716
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	39

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,032,965	21,895,035
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,014,707	43,117,958
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	5,408,013	54,999,487
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,252,327	57,250,365
Total		274,214,845
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	654,201	2,819,606
Total Fixed-Income Funds (Cost $278,848,085)		282,106,306

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(c)	52,848,878	52,843,593
Total Money Market Funds (Cost $52,843,625)		52,843,593
Total Investments in Securities (Cost: $1,999,045,347)		2,546,088,098
Other Assets & Liabilities, Net		13,735,813
Net Assets		2,559,823,911

At June 30, 2019, securities and/or cash totaling $14,174,273 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	935	09/2019	EUR	32,407,100	968,127	—
FTSE 100 Index	292	09/2019	GBP	21,517,480	283,663	—
TOPIX Index	135	09/2019	JPY	2,093,850,000	—	(57,015)
U.S. Ultra Treasury Bond	278	09/2019	USD	49,362,375	1,975,102	—
Total					3,226,892	(57,015)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(787)	09/2019	USD	(41,451,290)	—	(1,855,425)
Russell 2000 E-mini	(592)	09/2019	USD	(46,386,160)	—	(1,144,751)
S&P 500 E-mini	(488)	09/2019	USD	(71,838,480)	—	(1,205,350)
Total					—	(4,205,526)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	83,555,000	193,457	—	—	193,457	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	80,672,117	49,761,192	(77,584,431)	52,848,878	—	(763)	1,045	819,665	52,843,593
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,423,895	2,346,140	—	7,770,035	—	—	936,695	499,999	41,958,189
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	3,701,864	3,038	(498,460)	3,206,442	—	4,891,793	9,088,363	—	77,114,923
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	3,374,592	1,515	(248,542)	3,127,565	—	5,038,493	18,091,925	—	168,481,944
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,263,244	10,986	—	1,274,230	—	—	239,296	—	11,468,072
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	502,152	15,766	—	517,918	—	—	349,190	150,224	5,023,805
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,239,591	168,357	—	1,407,948	2,794,029	—	727,592	46,830	23,892,871
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.872%
	30,964,414	110,582	(31,074,996)	—	—	—	—	133,154	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	6,267	334	—	6,601	—	—	2,322	2,423	48,050
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	6,110,301	176,958	(779,282)	5,507,977	—	67,330	2,098,402	1,847,439	57,503,284
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,036,322	3,192	—	7,039,514	—	—	25,122,699	—	138,467,251
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	3,673,666	104,947	—	3,778,613	—	—	3,675,765	1,093,540	39,448,716
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,843,093	3,717,568	(230,244)	7,330,417	12,801,391	322,901	(7,708,766)	1,049,761	90,017,519
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	8,900,768	—	—	8,900,768	—	—	14,864,284	—	97,552,423
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,585,056	2,843	(667,457)	5,920,442	—	9,495,503	11,252,723	—	148,366,267
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	654,201	—	—	654,201	—	—	189,718	—	2,819,606
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	3,447,782	877	(143,621)	3,305,038	—	890,355	9,751,115	—	75,652,309
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	2,649,764	118,856	(735,655)	2,032,965	—	2,159	495,717	1,278,896	21,895,035
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	17,697,100	633,438	(1,077,863)	17,252,675	2,701,251	(856,999)	16,220,734	3,906,612	182,360,780
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	333,546	—	13,601,299
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	41

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	5,813,314	110,098	—	5,923,412	—	—	7,447,648	1,008,494	54,613,856
CTIVP® – DFA International Value Fund, Class 1 Shares
	4,622,948	253,309	(828,807)	4,047,450	1,124,161	(1,877,101)	3,201,944	1,216,046	38,005,558
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	17,480,015	455,940	(1,071,917)	16,864,038	868,790	(52,065)	14,192,015	3,887,254	178,927,447
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,487,143	1,807	—	3,488,950	—	—	21,797,665	—	121,241,008
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,676,363	662	—	3,677,025	—	—	19,559,238	—	116,193,984
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,129,501	1,965	(900,041)	2,231,425	—	12,874,764	(1,150,126)	—	59,378,214
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	4,060,966	1,203	—	4,062,169	—	—	30,947,534	—	144,572,596
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	6,364,994	3,012	(987,960)	5,380,046	—	13,032,462	7,065,826	—	129,174,899
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	4,058,330	108,345	(151,968)	4,014,707	—	73,487	1,375,728	1,163,621	43,117,958
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	1,047,608	185	—	1,047,793	—	—	4,630,635	—	29,411,545
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	5,351,602	56,411	—	5,408,013	—	—	749,225	573,692	54,999,487
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,320,542	184	—	1,320,726	—	—	8,306,547	—	38,208,599
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	4,473,299	172,266	(932,174)	3,713,391	1,289,184	(2,629,239)	7,263,263	449,431	39,027,738
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,748,636	133,880	—	1,882,516	603,542	—	671,175	36,407	9,092,552
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,275,972	126,647	(150,292)	5,252,327	—	3,212	1,985,095	1,379,181	57,250,365
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	4,133,941	2,356	(384,808)	3,751,489	—	4,161,641	8,164,450	—	82,157,612
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,786,495	208	(34,003)	1,752,700	—	366,779	6,180,689	—	43,151,482
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,561,728	180	(29,579)	1,532,329	—	432,808	5,176,149	—	42,660,050
Total					22,182,348	46,237,520	253,297,065	20,542,669	2,529,700,886

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2019 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	43

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	67,027,560	67,027,560
Equity Funds	—	—	—	2,127,723,427	2,127,723,427
Exchange-Traded Funds	16,387,212	—	—	—	16,387,212
Fixed-Income Funds	—	—	—	282,106,306	282,106,306
Money Market Funds	—	—	—	52,843,593	52,843,593
Total Investments in Securities	16,387,212	—	—	2,529,700,886	2,546,088,098
Investments in Derivatives
Asset
Futures Contracts	3,226,892	—	—	—	3,226,892
Swap Contracts	—	193,457	—	—	193,457
Liability
Futures Contracts	(4,262,541)	—	—	—	(4,262,541)
Total	15,351,563	193,457	—	2,529,700,886	2,545,245,906
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2019

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $997,057,983, $2,643,862,358, $14,174,109,091, respectively)	$1,041,468,139	$2,979,081,352	$17,183,395,169
Margin deposits on:
Futures contracts	4,166,778	12,387,843	74,898,482
Swap contracts	453,154	2,134,357	14,449,090
Receivable for:
Investments sold	—	3,483,826	20,006,508
Capital shares sold	1,114,166	—	5,659
Dividends	88,516	215,871	663,347
Variation margin for futures contracts	60,153	324,648	1,815,116
Variation margin for swap contracts	10,719	50,487	341,787
Expense reimbursement due from Investment Manager	—	1,704	—
Prepaid expenses	—	—	1
Other assets	1,305	1,305	1,305
Total assets	1,047,362,930	2,997,681,393	17,295,576,464
Liabilities
Payable for:
Investments purchased	91,967	—	—
Capital shares purchased	1,022,199	3,483,826	20,012,167
Variation margin for futures contracts	400,178	1,171,968	6,784,230
Management services fees	2,022	5,226	23,489
Distribution and/or service fees	7,151	20,482	118,038
Service fees	47,317	135,387	778,820
Compensation of board members	63,817	126,687	518,128
Compensation of chief compliance officer	123	354	2,010
Other expenses	33,851	52,490	184,767
Total liabilities	1,668,625	4,996,420	28,421,649
Net assets applicable to outstanding capital stock	$1,045,694,305	$2,992,684,973	$17,267,154,815
Represented by
Trust capital	$1,045,694,305	$2,992,684,973	$17,267,154,815
Total - representing net assets applicable to outstanding capital stock	$1,045,694,305	$2,992,684,973	$17,267,154,815
Class 1
Net assets	$12,692	$34,175	$1,116,107
Shares outstanding	872	2,129	63,042
Net asset value per share	$14.56	$16.05	$17.70
Class 2
Net assets	$475,951,163	$1,393,360,526	$7,933,946,666
Shares outstanding	32,720,355	86,850,907	447,963,029
Net asset value per share	$14.55	$16.04	$17.71
Class 4
Net assets	$569,730,450	$1,599,290,272	$9,332,092,042
Shares outstanding	39,180,040	99,499,300	526,218,373
Net asset value per share	$14.54	$16.07	$17.73
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	45

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $14,628,597, respectively)	$—	$16,387,212
Affiliated issuers (cost $6,370,742,368, $1,984,416,750, respectively)	7,922,605,710	2,529,700,886
Margin deposits on:
Futures contracts	31,124,867	12,475,914
Swap contracts	6,926,675	1,698,359
Receivable for:
Investments sold	9,175,801	2,363,322
Capital shares sold	183,668	747,692
Dividends	537,752	101,153
Variation margin for futures contracts	1,478,850	591,534
Variation margin for swap contracts	163,847	40,174
Prepaid expenses	1	—
Other assets	1,305	1,305
Total assets	7,972,198,476	2,564,107,551
Liabilities
Payable for:
Capital shares purchased	9,359,468	3,111,014
Variation margin for futures contracts	2,101,420	888,725
Management services fees	12,936	3,677
Distribution and/or service fees	54,385	17,464
Service fees	359,328	115,078
Compensation of board members	277,853	99,016
Compensation of chief compliance officer	954	301
Other expenses	102,320	48,365
Total liabilities	12,268,664	4,283,640
Net assets applicable to outstanding capital stock	$7,959,929,812	$2,559,823,911
Represented by
Trust capital	$7,959,929,812	$2,559,823,911
Total - representing net assets applicable to outstanding capital stock	$7,959,929,812	$2,559,823,911
Class 1
Net assets	$3,474,233	$1,182,880
Shares outstanding	180,939	57,208
Net asset value per share	$19.20	$20.68
Class 2
Net assets	$4,261,630,929	$1,413,010,032
Shares outstanding	221,861,022	68,257,523
Net asset value per share	$19.21	$20.70
Class 4
Net assets	$3,694,824,650	$1,145,630,999
Shares outstanding	192,053,620	55,253,722
Net asset value per share	$19.24	$20.73
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2019

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$22,664,831	$52,636,662	$246,094,257
Other income	22,550	87,833	584,483
Total income	22,687,381	52,724,495	246,678,740
Expenses:
Management services fees	273,637	720,131	3,156,208
Distribution and/or service fees
Class 2	569,441	1,670,570	9,462,373
Class 4	699,107	1,965,917	11,438,812
Service fees	304,059	871,663	5,010,956
Compensation of board members	13,199	27,503	130,722
Custodian fees	9,824	9,992	10,554
Printing and postage fees	9,988	25,115	132,639
Audit fees	10,000	10,000	10,000
Legal fees	7,873	16,390	78,217
Compensation of chief compliance officer	111	318	1,817
Other	8,905	20,990	107,237
Total expenses	1,906,144	5,338,589	29,539,535
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(102,043)	—
Total net expenses	1,906,144	5,236,546	29,539,535
Net investment income	20,781,237	47,487,949	217,139,205
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	1,899,075	14,617,211	182,330,522
Capital gain distributions from underlying affiliated funds	3,979,492	11,319,413	110,062,725
Foreign currency translations	(32,479)	(48,787)	(478,219)
Futures contracts	(2,826,474)	(4,613,663)	(59,289,718)
Swap contracts	306,458	618,279	3,144,471
Net realized gain	3,326,072	21,892,453	235,769,781
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	55,585,408	203,328,081	1,382,534,672
Foreign currency translations	16,870	60,469	457,964
Futures contracts	(1,196,284)	(2,865,652)	(34,970,572)
Swap contracts	(707,900)	(1,145,963)	(4,996,801)
Net change in unrealized appreciation (depreciation)	53,698,094	199,376,935	1,343,025,263
Net realized and unrealized gain	57,024,166	221,269,388	1,578,795,044
Net increase in net assets resulting from operations	$77,805,403	$268,757,337	$1,795,934,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	47

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$343,083
Dividends — affiliated issuers	91,500,637	20,542,669
Other income	192,431	61,813
Total income	91,693,068	20,947,565
Expenses:
Management services fees	1,863,179	570,290
Distribution and/or service fees
Class 2	5,175,445	1,706,060
Class 4	4,591,217	1,403,294
Service fees	2,340,875	745,548
Compensation of board members	64,590	24,161
Custodian fees	10,444	9,875
Printing and postage fees	64,657	21,615
Audit fees	10,000	10,000
Legal fees	38,456	14,450
Compensation of chief compliance officer	855	270
Other	52,607	18,341
Total expenses	14,212,325	4,523,904
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(4)
Total net expenses	14,212,325	4,523,900
Net investment income	77,480,743	16,423,665
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	150,120,310	46,237,520
Capital gain distributions from underlying affiliated funds	53,864,731	22,182,348
Foreign currency translations	(8,936)	9,793
Futures contracts	(6,207,916)	(2,276,084)
Swap contracts	1,093,993	184,567
Net realized gain	198,862,182	66,338,144
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	1,732,711
Investments — affiliated issuers	677,313,807	253,297,065
Foreign currency translations	85,820	16,170
Futures contracts	(7,963,886)	(2,591,818)
Swap contracts	(1,299,009)	(107,993)
Net change in unrealized appreciation (depreciation)	668,136,732	252,346,135
Net realized and unrealized gain	866,998,914	318,684,279
Net increase in net assets resulting from operations	$944,479,657	$335,107,944
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2019

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$20,781,237	$18,239,080	$47,487,949	$42,696,948
Net realized gain	3,326,072	13,069,203	21,892,453	92,047,431
Net change in unrealized appreciation (depreciation)	53,698,094	(63,597,827)	199,376,935	(260,690,361)
Net increase (decrease) in net assets resulting from operations	77,805,403	(32,289,544)	268,757,337	(125,945,982)
Decrease in net assets from capital stock activity	(53,151,576)	(212,698,167)	(166,159,397)	(523,497,200)
Total increase (decrease) in net assets	24,653,827	(244,987,711)	102,597,940	(649,443,182)
Net assets at beginning of period	1,021,040,478	1,266,028,189	2,890,087,033	3,539,530,215
Net assets at end of period	$1,045,694,305	$1,021,040,478	$2,992,684,973	$2,890,087,033

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)(a)		December 31, 2018		June 30, 2019 (Unaudited)(a)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	872	12,163	—	—	2,169	33,867	—	—
Redemptions	—	—	—	—	(40)	(617)	—	—
Net increase	872	12,163	—	—	2,129	33,250	—	—
Class 2
Subscriptions	1,684,350	23,742,454	2,297,771	31,309,823	1,108,744	17,137,107	1,309,750	19,753,610
Redemptions	(2,350,292)	(33,083,602)	(7,837,636)	(107,869,942)	(3,791,873)	(58,628,803)	(12,535,581)	(190,607,014)
Net decrease	(665,942)	(9,341,148)	(5,539,865)	(76,560,119)	(2,683,129)	(41,491,696)	(11,225,831)	(170,853,404)
Class 4
Subscriptions	635,097	8,951,631	1,602,253	21,841,812	279,272	4,358,674	426,625	6,473,381
Redemptions	(3,761,190)	(52,774,222)	(11,478,092)	(157,979,860)	(8,324,452)	(129,059,625)	(23,585,524)	(359,117,177)
Net decrease	(3,126,093)	(43,822,591)	(9,875,839)	(136,138,048)	(8,045,180)	(124,700,951)	(23,158,899)	(352,643,796)
Total net decrease	(3,791,163)	(53,151,576)	(15,415,704)	(212,698,167)	(10,726,180)	(166,159,397)	(34,384,730)	(523,497,200)

(a)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	49

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$217,139,205	$193,825,495	$77,480,743	$70,843,949
Net realized gain	235,769,781	754,158,869	198,862,182	511,931,469
Net change in unrealized appreciation (depreciation)	1,343,025,263	(1,925,800,143)	668,136,732	(1,161,902,294)
Net increase (decrease) in net assets resulting from operations	1,795,934,249	(977,815,779)	944,479,657	(579,126,876)
Decrease in net assets from capital stock activity	(854,709,062)	(2,106,684,362)	(626,572,561)	(1,201,433,477)
Total increase (decrease) in net assets	941,225,187	(3,084,500,141)	317,907,096	(1,780,560,353)
Net assets at beginning of period	16,325,929,628	19,410,429,769	7,642,022,716	9,422,583,069
Net assets at end of period	$17,267,154,815	$16,325,929,628	$7,959,929,812	$7,642,022,716

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)(a)		December 31, 2018		June 30, 2019 (Unaudited)(a)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	66,700	1,162,563	—	—	203,003	3,811,092	—	—
Redemptions	(3,658)	(64,171)	—	—	(22,064)	(419,080)	—	—
Net increase	63,042	1,098,392	—	—	180,939	3,392,012	—	—
Class 2
Subscriptions	2,198,786	37,712,578	2,375,236	40,128,828	386,835	7,293,190	1,249,879	22,936,284
Redemptions	(12,135,168)	(207,519,862)	(34,394,664)	(577,725,044)	(14,128,448)	(260,751,222)	(25,478,904)	(466,274,747)
Net decrease	(9,936,382)	(169,807,284)	(32,019,428)	(537,596,216)	(13,741,613)	(253,458,032)	(24,229,025)	(443,338,463)
Class 4
Subscriptions	136,451	2,308,619	460,896	7,753,192	75,475	1,383,429	146,688	2,708,996
Redemptions	(40,292,933)	(688,308,789)	(93,709,307)	(1,576,841,338)	(20,403,272)	(377,889,970)	(41,408,995)	(760,804,010)
Net decrease	(40,156,482)	(686,000,170)	(93,248,411)	(1,569,088,146)	(20,327,797)	(376,506,541)	(41,262,307)	(758,095,014)
Total net decrease	(50,029,822)	(854,709,062)	(125,267,839)	(2,106,684,362)	(33,888,471)	(626,572,561)	(65,491,332)	(1,201,433,477)

(a)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$16,423,665	$14,768,181
Net realized gain	66,338,144	151,044,222
Net change in unrealized appreciation (depreciation)	252,346,135	(387,639,794)
Net increase (decrease) in net assets resulting from operations	335,107,944	(221,827,391)
Decrease in net assets from capital stock activity	(156,511,624)	(311,135,698)
Total increase (decrease) in net assets	178,596,320	(532,963,089)
Net assets at beginning of period	2,381,227,591	2,914,190,680
Net assets at end of period	$2,559,823,911	$2,381,227,591

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)(a)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	57,208	1,159,712	—	—
Net increase	57,208	1,159,712	—	—
Class 2
Subscriptions	384,415	7,685,520	1,698,958	33,522,592
Redemptions	(4,031,671)	(80,282,265)	(7,027,749)	(140,086,707)
Net decrease	(3,647,256)	(72,596,745)	(5,328,791)	(106,564,115)
Class 4
Subscriptions	90,329	1,808,240	382,175	7,606,595
Redemptions	(4,352,023)	(86,882,831)	(10,635,614)	(212,178,178)
Net decrease	(4,261,694)	(85,074,591)	(10,253,439)	(204,571,583)
Total net decrease	(7,851,742)	(156,511,624)	(15,582,230)	(311,135,698)

(a)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	51

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$13.95	0.31	0.30	0.61
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$13.49	0.29	0.77	1.06
Year Ended 12/31/2018	$13.90	0.22	(0.63)	(0.41)
Year Ended 12/31/2017	$12.94	0.22	0.74	0.96
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Year Ended 12/31/2015	$12.53	0.17	(0.19)	(0.02)
Year Ended 12/31/2014	$12.02	0.12	0.39	0.51
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$13.49	0.28	0.77	1.05
Year Ended 12/31/2018	$13.89	0.22	(0.62)	(0.40)
Year Ended 12/31/2017	$12.94	0.21	0.74	0.95
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Year Ended 12/31/2015	$12.53	0.17	(0.19)	(0.02)
Year Ended 12/31/2014	$12.01	0.12	0.40	0.52

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$14.56	4.37%	0.13% (d)	0.13% (d)	6.25% (d)	5%	$13
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$14.55	7.86%	0.38% (d)	0.38% (d)	4.14% (d)	5%	$475,951
Year Ended 12/31/2018	$13.49	(2.95%)	0.37%	0.37%	1.61%	18%	$450,440
Year Ended 12/31/2017	$13.90	7.42%	0.33%	0.33%	1.60%	6%	$541,013
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.34%	14%	$593,909
Year Ended 12/31/2015	$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$557,777
Year Ended 12/31/2014	$12.53	4.24%	0.28%	0.28%	0.93%	20%	$623,543
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$14.54	7.78%	0.38% (d)	0.38% (d)	4.06% (d)	5%	$569,730
Year Ended 12/31/2018	$13.49	(2.88%)	0.37%	0.37%	1.60%	18%	$570,600
Year Ended 12/31/2017	$13.89	7.34%	0.33%	0.33%	1.59%	6%	$725,015
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.35%	14%	$873,507
Year Ended 12/31/2015	$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$890,458
Year Ended 12/31/2014	$12.53	4.33%	0.28%	0.28%	0.94%	20%	$1,057,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	53

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$15.35	0.84	(0.14) (d)	0.70
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$14.65	0.25	1.14	1.39
Year Ended 12/31/2018	$15.28	0.20	(0.83)	(0.63)
Year Ended 12/31/2017	$13.89	0.19	1.20	1.39
Year Ended 12/31/2016	$13.36	0.16	0.37	0.53
Year Ended 12/31/2015	$13.39	0.17	(0.20)	(0.03)
Year Ended 12/31/2014	$12.78	0.11	0.50	0.61
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$14.68	0.25	1.14	1.39
Year Ended 12/31/2018	$15.30	0.20	(0.82)	(0.62)
Year Ended 12/31/2017	$13.92	0.19	1.19	1.38
Year Ended 12/31/2016	$13.38	0.16	0.38	0.54
Year Ended 12/31/2015	$13.42	0.17	(0.21)	(0.04)
Year Ended 12/31/2014	$12.81	0.11	0.50	0.61

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$16.05	4.56%	0.12% (e)	0.11% (e)	15.58% (e)	3%	$34
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$16.04	9.49%	0.37% (e)	0.36% (e)	3.31% (e)	3%	$1,393,361
Year Ended 12/31/2018	$14.65	(4.12%)	0.36%	0.36%	1.31%	10%	$1,311,637
Year Ended 12/31/2017	$15.28	10.01%	0.33%	0.33%	1.30%	4%	$1,539,179
Year Ended 12/31/2016	$13.89	3.97%	0.30%	0.30%	1.18%	8%	$1,567,642
Year Ended 12/31/2015	$13.36	(0.22%)	0.28%	0.28%	1.25%	22%	$1,566,214
Year Ended 12/31/2014	$13.39	4.77%	0.28%	0.28%	0.87%	10%	$1,730,584
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$16.07	9.47%	0.37% (e)	0.36% (e)	3.23% (e)	3%	$1,599,290
Year Ended 12/31/2018	$14.68	(4.05%)	0.36%	0.36%	1.31%	10%	$1,578,450
Year Ended 12/31/2017	$15.30	9.91%	0.33%	0.33%	1.30%	4%	$2,000,352
Year Ended 12/31/2016	$13.92	4.04%	0.30%	0.30%	1.18%	8%	$2,217,158
Year Ended 12/31/2015	$13.38	(0.30%)	0.28%	0.28%	1.25%	22%	$2,428,436
Year Ended 12/31/2014	$13.42	4.76%	0.28%	0.28%	0.86%	10%	$2,906,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	55

Financial Highlights
Variable Portfolio – Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$16.92	0.87	(0.09) (d)	0.78
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$15.93	0.22	1.56	1.78
Year Ended 12/31/2018	$16.87	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.90	0.16	1.81	1.97
Year Ended 12/31/2016	$14.24	0.14	0.52	0.66
Year Ended 12/31/2015	$14.32	0.16	(0.24)	(0.08)
Year Ended 12/31/2014	$13.63	0.11	0.58	0.69
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$15.95	0.21	1.57	1.78
Year Ended 12/31/2018	$16.89	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.92	0.16	1.81	1.97
Year Ended 12/31/2016	$14.26	0.14	0.52	0.66
Year Ended 12/31/2015	$14.34	0.16	(0.24)	(0.08)
Year Ended 12/31/2014	$13.65	0.11	0.58	0.69

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Portfolio Navigator Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$17.70	4.61%	0.11% (e)	0.11% (e)	14.78% (e)	3%	$1,116
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$17.71	11.17%	0.35% (e)	0.35% (e)	2.63% (e)	3%	$7,933,947
Year Ended 12/31/2018	$15.93	(5.57%)	0.35%	0.35%	1.05%	10%	$7,293,208
Year Ended 12/31/2017	$16.87	13.22%	0.32%	0.32%	1.03%	5%	$8,266,265
Year Ended 12/31/2016	$14.90	4.64%	0.29%	0.29%	0.97%	6%	$7,712,231
Year Ended 12/31/2015	$14.24	(0.56%)	0.28%	0.28%	1.13%	23%	$7,690,136
Year Ended 12/31/2014	$14.32	5.06%	0.27%	0.27%	0.76%	8%	$8,060,457
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$17.73	11.16%	0.35% (e)	0.35% (e)	2.57% (e)	3%	$9,332,092
Year Ended 12/31/2018	$15.95	(5.56%)	0.35%	0.35%	1.05%	10%	$9,032,721
Year Ended 12/31/2017	$16.89	13.20%	0.32%	0.32%	1.03%	5%	$11,144,165
Year Ended 12/31/2016	$14.92	4.63%	0.29%	0.29%	0.97%	6%	$11,452,377
Year Ended 12/31/2015	$14.26	(0.56%)	0.28%	0.28%	1.13%	23%	$12,531,242
Year Ended 12/31/2014	$14.34	5.05%	0.27%	0.27%	0.76%	8%	$14,089,178
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	57

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$18.37	0.53	0.30	0.83
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$17.05	0.18	1.98	2.16
Year Ended 12/31/2018	$18.34	0.15	(1.44)	(1.29)
Year Ended 12/31/2017	$15.79	0.13	2.42	2.55
Year Ended 12/31/2016	$15.00	0.12	0.67	0.79
Year Ended 12/31/2015	$15.11	0.14	(0.25)	(0.11)
Year Ended 12/31/2014	$14.37	0.09	0.65	0.74
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$17.07	0.18	1.99	2.17
Year Ended 12/31/2018	$18.37	0.15	(1.45)	(1.30)
Year Ended 12/31/2017	$15.81	0.13	2.43	2.56
Year Ended 12/31/2016	$15.02	0.12	0.67	0.79
Year Ended 12/31/2015	$15.14	0.14	(0.26)	(0.12)
Year Ended 12/31/2014	$14.39	0.09	0.66	0.75

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Portfolio Navigator Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$19.20	4.52%	0.12% (d)	0.12% (d)	8.26% (d)	2%	$3,474
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$19.21	12.67%	0.36% (d)	0.36% (d)	2.00% (d)	2%	$4,261,631
Year Ended 12/31/2018	$17.05	(7.03%)	0.36%	0.36%	0.80%	10%	$4,016,103
Year Ended 12/31/2017	$18.34	16.15%	0.33%	0.33%	0.79%	6%	$4,764,394
Year Ended 12/31/2016	$15.79	5.27%	0.30%	0.30%	0.78%	9%	$4,463,979
Year Ended 12/31/2015	$15.00	(0.73%)	0.28%	0.28%	0.89%	24%	$4,668,252
Year Ended 12/31/2014	$15.11	5.15%	0.27%	0.27%	0.62%	7%	$4,911,469
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$19.24	12.71%	0.36% (d)	0.36% (d)	1.96% (d)	2%	$3,694,825
Year Ended 12/31/2018	$17.07	(7.08%)	0.36%	0.36%	0.80%	10%	$3,625,919
Year Ended 12/31/2017	$18.37	16.19%	0.33%	0.33%	0.78%	6%	$4,658,189
Year Ended 12/31/2016	$15.81	5.26%	0.30%	0.30%	0.78%	9%	$4,841,529
Year Ended 12/31/2015	$15.02	(0.79%)	0.28%	0.28%	0.88%	24%	$5,526,022
Year Ended 12/31/2014	$15.14	5.21%	0.27%	0.27%	0.61%	7%	$6,352,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	59

Financial Highlights
Variable Portfolio – Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
[TableBreak]
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$19.79	0.46	0.43	0.89
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$18.11	0.13	2.46	2.59
Year Ended 12/31/2018	$19.81	0.11	(1.81)	(1.70)
Year Ended 12/31/2017	$16.66	0.10	3.05	3.15
Year Ended 12/31/2016	$15.73	0.09	0.84	0.93
Year Ended 12/31/2015	$15.85	0.10	(0.22)	(0.12)
Year Ended 12/31/2014	$15.02	0.07	0.76	0.83
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$18.13	0.13	2.47	2.60
Year Ended 12/31/2018	$19.84	0.11	(1.82)	(1.71)
Year Ended 12/31/2017	$16.69	0.10	3.05	3.15
Year Ended 12/31/2016	$15.75	0.09	0.85	0.94
Year Ended 12/31/2015	$15.87	0.10	(0.22)	(0.12)
Year Ended 12/31/2014	$15.04	0.07	0.76	0.83

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Portfolio Navigator Funds | Semiannual Report 2019

Financial Highlights  (continued)
Variable Portfolio – Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2019 (Unaudited)(c)	$20.68	4.50%	0.11% (d)	0.11% (d)	6.75% (d)	4%	$1,183
Class 2
Six Months Ended 6/30/2019 (Unaudited)	$20.70	14.30%	0.36% (d)	0.36% (d)	1.33% (d)	4%	$1,413,010
Year Ended 12/31/2018	$18.11	(8.58%)	0.36%	0.36%	0.53%	10%	$1,301,923
Year Ended 12/31/2017	$19.81	18.91%	0.33%	0.33%	0.53%	9%	$1,529,935
Year Ended 12/31/2016	$16.66	5.91%	0.30%	0.30%	0.54%	8%	$1,371,164
Year Ended 12/31/2015	$15.73	(0.76%)	0.28%	0.28%	0.62%	26%	$1,418,902
Year Ended 12/31/2014	$15.85	5.53%	0.28%	0.28%	0.43%	10%	$1,439,472
Class 4
Six Months Ended 6/30/2019 (Unaudited)	$20.73	14.34%	0.36% (d)	0.36% (d)	1.31% (d)	4%	$1,145,631
Year Ended 12/31/2018	$18.13	(8.62%)	0.36%	0.36%	0.53%	10%	$1,079,305
Year Ended 12/31/2017	$19.84	18.87%	0.33%	0.33%	0.53%	9%	$1,384,255
Year Ended 12/31/2016	$16.69	5.97%	0.30%	0.30%	0.54%	8%	$1,414,635
Year Ended 12/31/2015	$15.75	(0.76%)	0.28%	0.28%	0.61%	26%	$1,608,428
Year Ended 12/31/2014	$15.87	5.52%	0.28%	0.28%	0.43%	10%	$1,823,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2019	61

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Class 1 shares commenced operations on February 20, 2019.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
62	Portfolio Navigator Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund
Portfolio Navigator Funds | Semiannual Report 2019	63

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission
64	Portfolio Navigator Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Portfolio Navigator Funds | Semiannual Report 2019	65

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	51,618*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	8,157*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,318,326*
Total		2,378,101

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,404,579*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
66	Portfolio Navigator Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	306,458	306,458
Equity risk	(5,565,284)	—	(5,565,284)
Interest rate risk	2,738,810	—	2,738,810
Total	(2,826,474)	306,458	(2,520,016)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(707,900)	(707,900)
Equity risk	(2,009,421)	—	(2,009,421)
Interest rate risk	813,137	—	813,137
Total	(1,196,284)	(707,900)	(1,904,184)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	102,526,684
Futures contracts — short	63,971,495
Credit default swap contracts — sell protection	11,147,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	243,121*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	748,686*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	5,589,704*
Total		6,581,511

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	3,698,073*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	79,272*
Total		3,777,345

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2019	67

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	618,279	618,279
Equity risk	(11,720,704)	—	(11,720,704)
Interest rate risk	7,107,041	—	7,107,041
Total	(4,613,663)	618,279	(3,995,384)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,145,963)	(1,145,963)
Equity risk	(4,355,965)	—	(4,355,965)
Interest rate risk	1,490,313	—	1,490,313
Total	(2,865,652)	(1,145,963)	(4,011,615)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	201,852,376
Futures contracts — short	177,683,339
Credit default swap contracts — sell protection	52,502,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	1,645,868*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,348,125*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	21,974,354*
Total		26,968,347

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	28,440,224*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	3,144,471	3,144,471
Equity risk	(93,289,629)	—	(93,289,629)
Interest rate risk	33,999,911	—	33,999,911
Total	(59,289,718)	3,144,471	(56,145,247)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(4,996,801)	(4,996,801)
Equity risk	(36,372,717)	—	(36,372,717)
Interest rate risk	1,402,145	—	1,402,145
Total	(34,970,572)	(4,996,801)	(39,967,373)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	868,699,594
Futures contracts — short	1,192,682,319
Credit default swap contracts — sell protection	355,429,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	789,004*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,364,947*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	10,209,149*
Total		14,363,100

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	9,301,449*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	180,163*
Total		9,481,612

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2019	69

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,093,993	1,093,993
Equity risk	(23,861,618)	—	(23,861,618)
Interest rate risk	17,653,702	—	17,653,702
Total	(6,207,916)	1,093,993	(5,113,923)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,299,009)	(1,299,009)
Equity risk	(7,425,076)	—	(7,425,076)
Interest rate risk	(538,810)	—	(538,810)
Total	(7,963,886)	(1,299,009)	(9,262,895)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	366,906,247
Futures contracts — short	375,925,722
Credit default swap contracts — sell protection	170,387,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	193,457*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,251,790*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,975,102*
Total		3,420,349

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	4,262,541*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	184,567	184,567
Equity risk	(5,187,001)	—	(5,187,001)
Interest rate risk	2,910,917	—	2,910,917
Total	(2,276,084)	184,567	(2,091,517)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(107,993)	(107,993)
Equity risk	(2,861,138)	—	(2,861,138)
Interest rate risk	269,320	—	269,320
Total	(2,591,818)	(107,993)	(2,699,811)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	117,390,815
Futures contracts — short	136,513,470
Credit default swap contracts — sell protection	41,777,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2019:
Variable Portfolio – Conservative Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	10,719
Total financial and derivative net assets	10,719
Total collateral received (pledged) (b)	-
Net amount (c)	10,719

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Portfolio Navigator Funds | Semiannual Report 2019	71

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Variable Portfolio – Moderately Conservative Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	50,487
Total financial and derivative net assets	50,487
Total collateral received (pledged) (b)	-
Net amount (c)	50,487

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Moderate Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	341,787
Total financial and derivative net assets	341,787
Total collateral received (pledged) (b)	-
Net amount (c)	341,787

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Moderately Aggressive Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	163,847
Total financial and derivative net assets	163,847
Total collateral received (pledged) (b)	-
Net amount (c)	163,847

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Aggressive Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	40,174
Total financial and derivative net assets	40,174
Total collateral received (pledged) (b)	-
Net amount (c)	40,174

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
72	Portfolio Navigator Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Portfolio Navigator Funds | Semiannual Report 2019	73

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2019 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.05
Variable Portfolio – Moderately Conservative Portfolio	0.05
Variable Portfolio – Moderate Portfolio	0.04
Variable Portfolio – Moderately Aggressive Portfolio	0.05
Variable Portfolio – Aggressive Portfolio	0.05
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
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Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
For the six months ended June 30, 2019, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2019 through April 30, 2020			Prior to May 1, 2019
	Class 1 (%)*	Class 2 (%)	Class 4 (%)	Class 1 (%)*	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.22	0.47	0.47	0.16	0.41	0.41
Variable Portfolio - Moderately Conservative Portfolio	0.11	0.36	0.36	0.11	0.36	0.36
Variable Portfolio - Moderate Portfolio	0.24	0.49	0.49	0.19	0.44	0.44
Variable Portfolio - Moderately Aggressive Portfolio	0.22	0.47	0.47	0.16	0.41	0.41
Variable Portfolio - Aggressive Portfolio	0.11	0.36	0.36	0.17	0.42	0.42
* Class 1 shares commenced operations on February 20, 2019.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Portfolio Navigator Funds | Semiannual Report 2019	75

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 4. Portfolio information
For the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	47,212,944	71,222,168
Variable Portfolio – Moderately Conservative Portfolio	80,793,389	175,208,660
Variable Portfolio – Moderate Portfolio	437,189,966	887,115,392
Variable Portfolio – Moderately Aggressive Portfolio	182,302,987	642,706,120
Variable Portfolio – Aggressive Portfolio	92,843,197	162,034,543
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2019.
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended June 30, 2019.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2019, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
76	Portfolio Navigator Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Portfolio Navigator Funds | Semiannual Report 2019	77

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Aggressive Portfolio, Variable Portfolio – Moderately Conservative Portfolio and Variable Portfolio – Moderate Portfolio (each, a VP Fund and collectively, the VP Funds). Under a management agreement with respect to each VP Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue each Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under each Management Agreement, the Board also took into account the organization and strength of each VP Fund and their service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
78	Portfolio Navigator Funds | Semiannual Report 2019

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the VP Funds under the Management Agreement. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group, the product score of each VP Fund (taking into account performance relative to peers and benchmarks) and the net assets of each VP Fund. The Board observed each VP Fund’s investment performance noting that each VP Fund performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of each VP Fund’s fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that for Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderate Portfolio and Variable Portfolio – Moderately Aggressive Portfolio their total expense ratios (after considering proposed expense caps/waivers) were below the peer universe’s median expense ratio shown in the reports. The Board took into account that for Variable Portfolio – Aggressive Portfolio and Variable Portfolio – Moderately Conservative Portfolio their total expense ratios (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that each VP Fund’s management fee was fair and reasonable in light of the extent and quality of services that each VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each of the VP Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or
Portfolio Navigator Funds | Semiannual Report 2019	79

Approval of Management Agreement  (continued)
distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by each VP Fund as their net asset level grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each VP Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as each VP Fund’s assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
80	Portfolio Navigator Funds | Semiannual Report 2019

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. Each Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Portfolio Navigator Funds | Semiannual Report 2019	81

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Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
S-6535 AN (8/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 21, 2019